GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.6%
Alabama - 1.7%
Alabama Economic Settlement Authority RB for BP Exploration &
Production, Inc. Series 2016 A (A1/A-)
$ 5,000,000 4.000%
09/15/2033
$ 5,030,614
Alabama Housing Finance Authority Collateralized
Single Family Mortgage RB 2024 Series C Bonds
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
2,400,000 4.450
10/01/2044
2,373,155
Alabama Housing Finance Authority Multifamily Housing RB for
Cooper Green Homes Project Series 2024 C (Aaa/NR)
1,175,000 5.000
(a)(b)
08/01/2029
1,224,185
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa2/AA)
9,500,000 5.000
11/15/2046
9,576,262
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
22,955,000 4.000
(a)(b)
12/01/2049
22,980,209
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
6,500,000 5.250
(a)(b)
07/01/2054
7,014,364
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
4,150,000 5.750
(a)(b)
04/01/2054
4,568,565
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000 5.000
11/15/2029
1,585,965
1,500,000 5.000
11/15/2035
1,603,187
1,000,000 5.000
11/15/2036
1,065,484
325,000 5.000
11/15/2037
345,215
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
4,920,000 5.750
10/01/2049
5,124,893
Houston County Health Care Authority RB for Southeast Alabama
Medical Center Series 2016 A (NR/BBB+)
1,000,000 5.000
10/01/2025
1,008,662
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
2,000,000 5.250
10/01/2040
2,201,463
2,000,000 5.250
10/01/2041
2,192,399
2,500,000 5.250
10/01/2044
2,710,172
11,360,000 5.250
10/01/2049
12,170,364
16,500,000 5.500
10/01/2053
17,886,644
Limestone County Water and Sewer Authority Water and Sewer RB
Series 2024 (Aa3/AA-)
500,000 5.000
12/01/2044
533,992
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 3.875
11/01/2027
96,591
500,000 4.250
11/01/2032
458,236
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
20,000,000 5.000
(a)(b)
06/01/2049
21,268,080
Southeast Energy Authority Commodity Supply RB Series 2022A-
1 (A1/NR)
6,000,000 5.500
(a)(b)
01/01/2053
6,390,895
The Educational Building Authority of The City of Homewood
Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
3,350,000 5.500
10/01/2049
3,528,858
The Educational Building Authority of The City of Homewood
Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
4,175,000 5.500
10/01/2049
4,397,905
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
$ 8,540,000 3.650%
06/01/2028
$ 8,542,313
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa3/BBB-)
12,650,000 5.000
06/01/2054
12,828,135
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
3,470,000 3.780
(a)(b)
06/01/2034
3,482,614
The Industrial Development Board of The City of Prattville
Environmental Improvement Refunding Bonds International
Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,335,000 3.450
(a)(b)
11/01/2033
1,316,488
The Industrial Development Board of The City of Prattville
Recovery Zone Facility Revenue Refunding Bonds
International Paper Company Project Series 2019C
(NR/BBB) (PUTABLE)
1,925,000 3.450
(a)(b)
11/01/2033
1,898,307
The Industrial Development Board of The City of Selma Gulf
Opportunity Zone Revenue Refunding Bonds International
Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,040,000 3.450
(a)(b)
11/01/2033
1,025,579
The Public Educational Building Authority of Jacksonville Higher
Educational Facilities RB for JSU Foundation Project Series
2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
3,550,000 5.250
08/01/2049
3,766,017
4,500,000 5.000
08/01/2056
4,634,104
Water Works Board of The City of Birmingham Revenue
Anticipation Bond Series 2024 (NR/NR)
9,600,000 3.750
(c)
09/01/2026
9,510,273
Water Works Board of The City of Birmingham Senior Water RB
Refunding Series 2016-B (Aa3/NR)
1,250,000 5.000
(d)
01/01/2027
1,300,748
185,640,937
Alaska - 0.1%
Civicventures Refunding RB for Anchorage Convention Center
Series 2015 (NR/A+)
4,000,000 4.000
09/01/2038
3,787,091
Northern Tobacco Securitization Corp. Tobacco Settlement Asset
Back Bonds Series 2021 (NR/A)
1,750,000 5.000
06/01/2031
1,876,559
5,663,650
American Samoa - 0.0%
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,500,000 3.720
(c)
09/01/2027
1,412,560
a a
Arizona - 1.8%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
66,455,000 4.080
(b)(e)
01/01/2037
64,828,866
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
515,000 4.500
(c)
07/01/2033
516,283

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+) – (continued)
$ 250,000 5.250%
(c)
07/01/2043
$ 253,224
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
8,000,000 6.500
(c)
11/01/2053
8,134,930
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
425,000 3.375
07/01/2041
361,142
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000 5.000
11/01/2044
1,446,623
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CC)
570,000 5.000
01/01/2043
478,800
3,250,000 4.500
01/01/2049
2,730,000
2,095,000 5.000
01/01/2054
1,759,800
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/D)
1,565,000 5.000 *
01/01/2037
1,189,400
1,105,000 5.000 *
01/01/2038
839,800
300,000 5.000 *
01/01/2043
228,000
2,125,000 5.000 *
01/01/2049
1,615,000
600,000 5.125 *
01/01/2054
456,000
Arizona Industrial Development Authority RB for Kipp New York,
Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000 4.000
07/01/2051
927,640
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Ca/NR)
365,000 5.000 *
05/01/2024
200,750
300,000 5.000 *
05/01/2029
165,000
650,000 5.000 *
05/01/2031
357,500
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
430,000 3.000
(c)
12/15/2031
395,466
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2005 (NON-AMT) (Baa1/BBB)
3,350,000 3.800
(a)(b)
12/01/2035
3,370,811
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa1/BBB)
14,200,000 5.000
(a)(b)
09/01/2052
14,477,366
City of Glendale, Arizona Subordinate Excise Tax RR Obligations,
Series 2017 (Aa3/AA+)
2,505,000 5.000
07/01/2029
2,623,129
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021
(Aa2/AA-)
1,400,000 4.000
07/01/2035
1,444,984
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,375,000 3.000
07/01/2049
1,039,691
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
2,290,000 3.250
07/01/2049
1,773,844
City of Phoenix Civic Improvement Corporation RB for Rental Car
Facility Charge Series 2019 A (A3/A)
2,225,000 5.000
07/01/2045
2,291,263
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation Water System RB
Refunding Junior Lien Series 2016 (Aa2/AAA)
$ 7,000,000 5.000%
07/01/2030
$ 7,177,848
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A) (PUTABLE)
2,225,000 4.125
(a)(b)
09/01/2032
2,220,581
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
550,000 3.000
(c)
07/01/2031
510,782
1,050,000 4.000
(c)
07/01/2041
950,160
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
625,000 2.100
(c)
07/01/2026
608,772
3,225,000 2.625
(c)
07/01/2031
2,902,533
3,225,000 3.500
(c)
07/01/2044
2,583,209
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
2,500,000 6.750
(c)
11/15/2042
2,716,463
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022B-3 (NR/NR)
4,500,000 5.125
(c)
11/15/2029
4,521,431
Entertainment Center Community Facilities District RB Series
2017 (NR/NR)
4,295,000 4.000
07/01/2037
4,285,244
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
335,000 3.500
07/01/2029
313,450
376,000 4.100
07/01/2034
347,991
1,096,000 4.750
07/01/2043
991,459
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
535,000 4.000
05/15/2031
515,377
1,000,000 5.000
05/15/2041
990,243
Glendale Industrial Development Authority RB Refunding for Sun
Health Services Obligated Group Series 2019 A (NR/NR)
5,170,000 5.000
11/15/2042
5,146,955
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
380,000 4.000
02/15/2041
335,429
295,000 4.000
02/15/2046
250,166
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
3,300,000 3.875
(a)(b)
01/01/2038
3,333,532
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
300,000 4.000
(c)
07/01/2030
296,489
600,000 5.000
(c)
07/01/2040
602,875
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
950,000 4.000
(c)
07/01/2051
768,302
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
150,000 5.000
(c)
10/01/2026
148,193
400,000 5.125
(c)
10/01/2030
392,516

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB Refunding
for Legacy Traditional School Obligated Group Series 2019 A
(SD CRED PROG) (Ba2/AA-)
$ 200,000 4.000%
07/01/2025
$ 199,850
200,000 4.000
07/01/2026
200,654
200,000 4.000
07/01/2027
200,770
325,000 4.000
07/01/2028
326,312
250,000 4.000
07/01/2029
250,995
500,000 4.000
07/01/2034
491,464
700,000 5.000
07/01/2039
719,949
Maricopa County Pollution Control Refunding RB for El
Paso Electric Company Palo Verde Project Series 2009 A
(NON-AMT) (Baa2/NR)
6,575,000 3.600
02/01/2040
5,871,288
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
315,000 4.750
(c)
05/01/2030
314,674
225,000 5.500
(c)
05/01/2040
224,981
Salt River Agricultural Improvement and Power District Project
Electric System RB Series 2023B (Aa1/AA+)
8,100,000 5.250
01/01/2053
8,855,968
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
9,130,000 5.000
12/01/2037
9,841,627
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa1/BBB)
2,850,000 4.000
(a)(b)
06/01/2049
2,856,592
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
1,675,000 5.000
(c)
06/15/2044
1,667,578
950,000 5.000
(c)
06/15/2054
921,491
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
6,340,000 4.000
07/01/2034
6,082,957
195,842,462
Arkansas - 0.3%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB-)
2,000,000 5.450
09/01/2052
2,061,904
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,790,000 5.000
12/01/2047
5,941,098
4,630,000 3.200
12/01/2049
3,574,704
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000 3.000
07/01/2032
285,991
310,000 3.125
07/01/2036
256,221
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
4,700,000 3.500
07/01/2038
3,642,151
Batesville Public Facilities Board RB Refunding for White River
Health System Obligated Group Series 2020 (NR/BBB-)
1,380,000 5.000
06/01/2025
1,384,572
1,545,000 5.000
06/01/2026
1,542,026
1,815,000 5.000
06/01/2027
1,809,150
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas – (continued)
Rogers School District No. 30 of Benton County Arkansas
Construction Bonds Arkansas School District Intercept
Program (ST AID WITHHLDG) (Aa2/NR)
$ 4,050,000 4.000%
02/01/2034
$ 4,098,517
3,280,000 4.000
02/01/2037
3,287,338
27,883,672
California - 8.3%
Airport Commission of The City and County of San Francisco San
Francisco International Airport Series 2016B (A1/A+)
9,990,000 5.000
05/01/2046
10,039,266
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
12,500,000 5.750
05/01/2048
13,779,314
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000 0.000
(f)
08/01/2037
636,660
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000 5.000
05/01/2040
1,029,959
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000 3.920
(b)(e)
04/01/2056
12,567,871
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000 4.030
(b)(e)
04/01/2056
8,306,551
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
220,000 4.000
09/01/2025
220,628
275,000 4.000
09/01/2031
275,608
290,000 4.000
09/01/2032
290,431
300,000 5.000
09/01/2033
308,520
215,000 5.000
09/01/2034
221,007
330,000 5.000
09/01/2035
339,070
345,000 3.000
09/01/2036
312,061
360,000 3.000
09/01/2037
321,555
370,000 3.000
09/01/2038
323,073
380,000 3.000
09/01/2039
325,457
1,160,000 5.000
09/01/2044
1,179,117
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000 4.000
07/01/2054
3,891,041
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
5,125,000 4.375
07/01/2049
5,065,388
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (A2/A)
8,075,000 5.250
07/01/2049
8,588,000
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000 5.000
(a)(b)
02/01/2054
8,493,617
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
16,990,000 4.000
(a)(b)
05/01/2053
17,048,999
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
14,250,000 5.000
(a)(b)
02/01/2055
15,188,125

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
$ 270,000 5.000%
06/01/2050
$ 265,647
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
950,000 4.000
06/01/2049
877,908
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
525,000 5.000
06/01/2049
529,253
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
2,375,000 0.000
(f)
06/01/2055
478,108
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
455,000 5.000
06/01/2049
458,412
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
12,130,000 0.000
(f)
06/01/2055
2,231,335
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
45,220,000 0.000
(f)
06/01/2055
5,662,349
California Educational Facilities Authority RB for Stanford
University Series 2010 U-1 (Aaa/AAA)
5,000,000 5.250
04/01/2040
6,160,507
California Educational Facilities Authority RB for Stanford
University Series 2014 U-6 (Aaa/AAA)
3,500,000 5.000
05/01/2045
4,188,330
California Enterprise Development Authority RB for Provident
Group-SDSU Properties LLC - M@College Project Series
2020 A (Baa3/NR)
575,000 5.000
08/01/2040
587,603
600,000 5.000
08/01/2045
610,366
California Enterprise Development Authority Student Housing RR
Bonds for Provident Group - Pomona Properties L.L.C. Project
Series 2024A (Baa3/NR)
650,000 5.000
01/15/2039
688,188
1,000,000 5.000
01/15/2045
1,032,704
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
10,700,000 5.000
12/01/2028
11,383,994
3,100,000 5.250
12/01/2040
3,391,463
1,720,000 5.250
12/01/2041
1,869,313
3,000,000 5.250
12/01/2042
3,243,105
1,095,000 5.250
12/01/2043
1,179,003
2,750,000 5.250
12/01/2044
2,951,550
California Health Facilities Financing Authority RB for Cedars-
Sinai Health System Series 2021A (Aa3/AA-)
11,675,000 4.000
08/15/2048
11,566,505
California Health Facilities Financing Authority RB for Children’s
Hospital at Los Angeles Series 2017 A (Baa2/BBB-)
5,800,000 5.000
08/15/2047
5,854,241
California Health Facilities Financing Authority RB for El Camino
Hospital Series 2017 (Aa3/AA)
500,000 5.000
02/01/2042
511,653
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital at Stanford 2016 Series B
(A1/A+)
$ 10,760,000 5.000%
08/15/2055
$ 10,910,954
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital Series 2017 A (A1/A+)
375,000 5.000
11/15/2028
395,390
350,000 5.000
11/15/2029
368,451
565,000 5.000
11/15/2030
594,763
1,010,000 5.000
11/15/2042
1,045,265
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A2/A)
7,970,000 5.000
10/01/2044
7,985,797
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
2,200,000 5.000
(a)(b)
11/15/2061
2,435,109
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
5,300,000 4.000
05/15/2046
5,261,138
2,250,000 4.000
05/15/2051
2,217,864
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
11,690,000 3.250
08/01/2029
11,658,640
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000 1.200
(a)(b)
12/01/2050
4,014,683
California Infrastructure & Economic Development Bank RB
Series A (A3/A-)
570,000 4.000
05/01/2039
573,493
California Infrastructure & Economic Development Bank RB
Series B (A3/A-)
4,315,000 4.000
05/01/2039
4,341,442
1,460,000 4.000
05/01/2040
1,465,273
California Infrastructure and Economic Development Bank RB
Brightline West Passenger Rail Project Series 2020A-4
(NR/NR)
6,900,000 8.000
(a)(b)(c)
01/01/2050
7,089,845
California Municipal Finance Authority Multifamily Housing RB
for View at San Bruno 2024 Series A-1 (Aaa/NR)
4,395,000 5.000
(a)(b)
06/01/2056
4,627,986
California Municipal Finance Authority RB for California Lutheran
University Series 2018 (Baa1/NR)
240,000 5.000
10/01/2033
249,567
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (A3/BBB+)
1,300,000 5.000
02/01/2034
1,325,871
1,150,000 5.000
02/01/2035
1,171,702
325,000 5.000
02/01/2042
328,738
1,575,000 5.000
02/01/2047
1,585,052
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
610,000 4.000
07/01/2031
611,359
1,830,000 4.000
07/01/2041
1,701,299
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
175,000 5.000
10/01/2025
176,503
350,000 5.000
10/01/2027
363,508
225,000 5.000
10/01/2029
235,965

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding
for California Lutheran University Series 2018
(Baa1/NR) – (continued)
$ 125,000 5.000%
10/01/2030
$ 130,905
225,000 5.000
10/01/2031
235,080
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
430,000 5.000
(c)
10/01/2034
438,422
1,125,000 5.000
(c)
10/01/2039
1,116,110
1,035,000 5.000
(c)
10/01/2049
987,885
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,225,000 5.000
07/01/2047
4,267,935
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
3,500,000 4.000
12/31/2047
3,206,743
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
2,570,000 5.000
12/31/2026
2,621,557
2,005,000 5.000
06/30/2027
2,055,539
3,005,000 5.000
12/31/2027
3,095,981
12,225,000 5.000
12/31/2043
12,336,716
California Municipal Finance Authority Solid Waste Disposal
RB for Republic Services, Inc. Project Series 2024A
(NR/BBB+/A-2)
6,750,000 3.875
(a)(b)
03/01/2054
6,694,304
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB)
5,100,000 4.000
07/15/2029
5,022,779
California Municipal Finance Authority Student Housing RB for
Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000 5.000
06/01/2035
401,306
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,625,000 3.700
(a)(b)
08/01/2040
1,629,507
California Pollution Control Financing Authority RB Refunding for
Waste Management, Inc. Series 2015 B-1 (NR/A-/A-2)
4,130,000 3.000
11/01/2025
4,092,587
California Pollution Control Financing Authority Solid Waste
Disposal RB for Rialto Bioenergy Facility LLC Project Series
2019 (NR/NR)
8,320,001 7.500
(c)(g)
*
12/01/2040
998,400
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
4,205,000 4.300
07/01/2040
4,208,910
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
19,840,000 5.000
(c)
07/01/2037
19,880,214
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,725,000 5.000
(c)
07/01/2034
2,925,131
420,000 5.000
(c)
07/01/2035
448,964
2,605,000 5.000
(c)
07/01/2036
2,778,938
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
$ 1,440,000 5.000%
(c)
11/21/2045
$ 1,432,976
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
1,330,000 5.000
(c)
07/01/2029
1,372,602
California Public Finance Authority Health Care Facilities RB
for Hazelden Betty Ford Foundation Project Series 2025A
(Baa1/NR)
650,000 5.000
(h)
11/01/2049
683,001
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,055,000 5.000
(c)
06/15/2040
1,053,847
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
760,000 6.250
(c)
04/01/2052
772,453
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
1,000,000 5.000
(c)
10/01/2042
1,018,907
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000 4.000
(c)
10/01/2046
394,900
California School Finance Authority Charter School RB for
Envision Education – Obligated Group Series 2024A
(NR/BB+)
720,000 5.000
(c)
06/01/2034
751,349
665,000 5.000
(c)
06/01/2044
669,484
750,000 5.000
(c)
06/01/2054
745,415
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,000,000 5.000
(c)
07/01/2039
2,075,183
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000 5.250
(c)
07/01/2052
964,422
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,000,000 6.250
(c)
06/01/2042
1,057,825
California School Finance Authority Charter School RB Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
545,000 5.000
(c)
06/01/2033
555,829
California School Finance Authority Charter School Refunding RB
Partnerships to Uplift Communities Project Series 2023 Social
Bonds (NR/BB+)
715,000 5.000
(c)
08/01/2033
747,275
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
650,000 5.000
(c)
06/01/2054
638,180
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
145,000 3.000
(c)
10/01/2030
136,344
500,000 5.000
(c)
10/01/2040
506,858

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
$ 290,000 2.000%
(c)
10/01/2025
$ 284,629
710,000 3.000
(c)
10/01/2031
660,091
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
1,280,000 4.000
(c)
07/01/2030
1,271,834
1,350,000 5.000
(c)
07/01/2040
1,356,281
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
435,000 5.000
(c)
06/01/2041
402,356
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 B (NR/NR)
300,000 4.875
(c)
06/01/2027
292,090
California School Finance Authority RB Refunding Series 2016
(NR/BBB)
4,450,000 5.000
(c)
08/01/2046
4,451,753
California School Finance Authority School Facility Refunding RB
Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
930,000 5.000
(c)
07/01/2033
970,304
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000 5.000
08/01/2046
1,274,135
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
125,000 5.000
09/01/2030
126,071
130,000 5.000
09/01/2037
130,829
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
1,375,000 7.250
(c)
09/01/2050
1,426,279
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
405,000 5.000
09/01/2049
419,270
500,000 5.000
09/01/2054
516,251
California Statewide Communities Development Authority
Infrastructure Program RB for Pacific Highlands Ranch Series
2019 (NR/NR)
875,000 5.000
09/02/2034
920,727
595,000 5.000
09/02/2039
617,443
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
2,630,000 5.000
09/02/2033
2,733,872
2,370,000 5.000
09/02/2038
2,445,323
350,000 5.000
09/02/2043
358,237
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 A (NR/NR)
2,828,000 5.000
09/02/2029
2,929,462
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 B (NR/A-)
1,500,000 5.000
09/02/2034
1,587,259
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/A-)
$ 3,150,000 4.500%
11/01/2033
$ 3,302,564
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
550,000 3.000
(c)
06/01/2029
521,095
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2014A (NR/BB)
2,975,000 5.250
12/01/2044
2,975,324
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
300,000 5.000
08/01/2029
311,623
315,000 5.000
08/01/2030
327,085
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
900,000 5.000
(c)
07/01/2029
918,190
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-)
150,000 5.000
04/01/2030
153,938
70,000 5.000
04/01/2031
71,767
385,000 4.000
04/01/2032
385,797
455,000 4.000
04/01/2034
454,978
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2021 A (NR/A-)
3,235,000 3.000
04/01/2037
2,871,465
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
10,135,000 5.500
12/01/2054
10,136,613
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2016 A (NR/BB)
1,725,000 5.000
(c)
12/01/2031
1,753,011
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,190,000 4.000
09/02/2028
1,187,719
1,250,000 5.000
09/02/2040
1,301,795
California Statewide Communities Development Authority Special
Assessment for Statewide Community Infrastructure Program
Series 2019 C (NR/NR)
1,015,000 4.000
09/02/2029
1,022,529
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
450,000 5.125
09/01/2042
474,903
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
1,785,000 5.000
09/02/2048
1,817,808
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
1,040,000 5.000
09/02/2048
1,058,538

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
$ 8,925,000 5.000%
05/15/2042
$ 9,074,003
6,550,000 5.000
05/15/2047
6,629,256
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
1,175,000 5.000
05/15/2040
1,189,824
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/A-)
3,990,000 1.750
09/01/2029
3,562,153
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
22,510,000 0.000
(f)
06/01/2046
3,778,556
CFD No. 2016-1 of The Root Creek Water District Improvement
Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000 5.000
09/01/2048
1,032,894
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
250,000 4.000
09/01/2028
250,705
165,000 3.000
09/01/2037
139,001
170,000 3.000
09/01/2038
139,718
175,000 3.000
09/01/2039
140,094
180,000 3.000
09/01/2040
142,900
620,000 3.125
09/01/2044
479,020
Citrus Community College District GO Bonds Capital Appreciation
for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000 0.000
(f)
06/01/2034
2,516,294
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000 4.000
09/01/2042
565,090
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
875,000 4.000
09/01/2041
830,099
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
75,000 4.000
(c)
09/01/2026
75,190
150,000 4.000
(c)
09/01/2031
150,324
700,000 4.000
(c)
09/01/2036
680,620
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
575,000 5.000
09/01/2048
592,459
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax
Bonds (NR/NR)
745,000 5.000
09/01/2048
773,292
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000 4.000
09/01/2029
1,137,199
1,275,000 4.000
09/01/2032
1,286,599
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,000,000 5.250
09/01/2042
2,128,215
2,000,000 5.375
09/01/2047
2,117,051
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
$ 225,000 4.000%
09/01/2025
$ 225,422
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
860,000 5.000
09/01/2035
903,393
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
3,000,000 5.000
05/15/2026
3,074,813
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
4,000,000 4.000
05/15/2049
3,794,530
City of Los Angeles Department of Airports International Airport
Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000 5.000
05/15/2039
1,036,824
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
750,000 5.000
05/15/2025
754,746
5,000,000 5.000
05/15/2035
5,439,337
2,350,000 5.000
05/15/2036
2,547,327
1,250,000 5.000
05/15/2037
1,350,210
1,255,000 5.000
05/15/2038
1,350,436
5,500,000 5.250
05/15/2048
5,853,481
City of Los Angeles Department of Airports International Airport
Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
1,500,000 5.000
05/15/2026
1,537,407
City of Los Angeles, LAX Subordinate RB 2022 Series A
(Aa3/AA-)
9,155,000 4.000
05/15/2038
9,056,897
City of Newport Beach Assessment District No. 124 Limited
Obligation Improvement Bonds 2023 Series A (NR/NR)
620,000 4.125
09/02/2038
617,616
725,000 5.000
09/02/2043
762,779
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
250,000 4.000
09/01/2026
251,317
150,000 3.000
09/01/2038
124,747
160,000 3.000
09/01/2039
129,740
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000 5.000
04/01/2027
1,114,644
1,000,000 5.000
04/01/2029
829,341
1,250,000 5.000
04/01/2030
1,031,247
1,500,000 5.000
04/01/2031
1,230,013
City of Palm Desert Community Facilities District No. 2005-1
Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000 4.000
09/01/2030
164,712
190,000 4.000
09/01/2033
187,419
225,000 4.000
09/01/2036
218,369
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
370,000 4.000
09/02/2026
371,538
700,000 4.000
09/02/2031
701,990
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
1,280,000 4.000
09/01/2029
1,285,024
500,000 4.000
09/01/2030
500,746
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR)
135,000 5.000
09/01/2031
136,542

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR) – (continued)
$ 245,000 5.000%
09/01/2032
$ 247,736
225,000 5.000
09/01/2033
227,440
145,000 5.000
09/01/2034
146,516
150,000 5.000
09/01/2035
151,511
680,000 5.000
09/01/2036
686,631
270,000 5.000
09/01/2037
272,536
245,000 5.000
09/01/2038
247,168
485,000 5.000
09/01/2039
489,034
City of Roseville CA ST Series 2019 (NR/NR)
150,000 4.000
09/01/2025
150,232
275,000 5.000
09/01/2026
283,045
210,000 5.000
09/01/2027
219,352
160,000 5.000
09/01/2028
168,678
170,000 5.000
09/01/2029
178,631
110,000 5.000
09/01/2030
115,379
City of Roseville Creekview Community Facilities District No.
1 Improvement Area No. 2 Special Tax Bonds Series 2023
(NR/NR)
575,000 5.000
09/01/2038
605,560
City of Roseville Special Tax for SVSP Westpark-Federico
Community Facilities District No. 1 Series 2019 (NR/NR)
325,000 3.000
09/01/2029
314,001
815,000 5.000
09/01/2034
854,136
445,000 5.000
09/01/2039
461,776
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
95,000 4.000
09/01/2026
95,500
65,000 5.000
09/01/2030
68,969
190,000 4.000
09/01/2032
190,959
225,000 4.000
09/01/2034
225,027
265,000 4.000
09/01/2036
262,942
305,000 4.000
09/01/2038
297,409
330,000 4.000
09/01/2040
317,317
City of Roseville, California Creekview Community Facilities
District No. 1 Improvement Area No. 2 Special Tax Bonds
Series 2023 (NR/NR)
500,000 5.000
09/01/2043
519,526
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
375,000 4.000
(c)
09/01/2028
378,855
City of San Francisco Airport Commission International Airport
RB Series 2022A (A1/NR)
2,525,000 5.000
05/01/2052
2,609,963
City of San Francisco Airport Commission International Airport
Revenue Refunding Bonds Series 2023A (A1/NR)
12,400,000 5.000
05/01/2038
13,286,359
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (A1/A+)
4,650,000 5.000
05/01/2048
4,821,935
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
26,310,000 5.000
05/01/2049
26,869,074
City of Santa Paula Special Tax for Harvest Community Facilities
District No. 1 Series 2020 (NR/NR)
600,000 5.000
09/01/2035
632,195
1,000,000 5.000
09/01/2040
1,043,469
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Stockton Community Facilities District No. 2005-1 Special
Tax Bonds Series 2019 (NR/NR)
$ 330,000 2.250%
09/01/2026
$ 317,887
350,000 2.375
09/01/2028
325,877
380,000 2.750
09/01/2031
345,639
405,000 3.000
09/01/2033
364,522
415,000 3.000
09/01/2034
368,729
270,000 3.000
09/01/2035
237,008
900,000 3.125
09/01/2037
779,053
740,000 3.125
09/01/2039
613,396
810,000 3.250
09/01/2041
669,609
City of Upland Community Facilities District No. 2015-1 Special
Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000 3.125
09/01/2037
84,078
700,000 3.250
09/01/2041
587,743
570,000 3.500
09/01/2049
459,812
Commerce Community Development Commission Successor
Agency Tax Allocation Refunding Series 2016 A
(AGM) (NR/AA)
275,000 3.125
08/01/2035
256,763
Community Facilities District of the Menifee Union School District
Improvement Area Special Tax Bonds (NR/NR)
850,000 5.000
09/01/2042
891,289
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000 5.000
09/01/2034
466,327
725,000 5.000
09/01/2039
740,702
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
2,250,000 5.000
09/01/2047
2,331,870
County of Sacramento RB Refunding for Airport System Series
2018 C (A2/A+)
1,745,000 5.000
07/01/2039
1,785,957
Department of Airports of The City of Los Angeles LAX
Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
4,000,000 5.250
05/15/2048
4,113,286
Department of Airports of The City of Los Angeles, California Los
Angeles International Airport Subordinate RB 2018 Series D
(AMT) (Aa3/AA-)
5,815,000 5.000
05/15/2031
6,146,705
Dublin Community Facilities District No. 2015-1 Improvement
Area No. 1 Special Tax Series 2017 (NR/NR)
805,000 5.000
09/01/2027
824,241
6,680,000 5.000
09/01/2047
6,771,962
East County AWP Joint Powers Authority Tax Exempt Interim
Notes Series 2024A Subseries A-1 (NR/NR)
45,000,000 3.125
09/01/2026
44,970,503
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
390,000 3.125
09/01/2044
299,398
1,610,000 3.125
09/01/2049
1,176,497
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
3,255,000 4.000
01/15/2046
3,205,470
El Camino Community College District Election of 2012 GO
Bonds Series 2024E (Aa1/NR)
1,025,000 4.000
08/01/2042
1,055,466
610,000 4.000
08/01/2043
620,530

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
$ 1,655,000 5.000%
11/01/2049
$ 1,783,057
1,750,000 5.000
11/01/2054
1,874,003
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
400,000 5.000
09/01/2049
413,513
360,000 5.000
09/01/2053
370,578
Folsom Ranch Financing Authority Special Tax for City of Folsom
Community Facilities District No. 21 Series 2021 (NR/NR)
415,000 4.000
09/01/2046
390,363
500,000 4.000
09/01/2050
459,239
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
1,300,000 3.950
01/15/2053
1,223,368
Golden St Tobacco Securitization Corp Calif Tob Settlement
Revenue Enhanced Tobacco Settlement Asset Backed Bonds
2015A (AGM-CR ST APPROP) (Aa3/AA)
1,150,000 5.000
(d)
06/01/2025
1,160,172
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
11,565,000 3.850
06/01/2050
10,474,085
Golden State Tobacco Securitization Corp. California Tobacco
Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
20,000,000 5.000
(d)
06/01/2028
21,401,424
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset Backed Bonds Series 2015A
(ST APPROP) (Aa3/A+)
10,000,000 5.000
(d)
06/01/2025
10,088,455
Hayward Unified School District Election of 2014 GO Bonds
Series 2017 (AGM) (NR/AA)
8,000,000 4.000
08/01/2042
8,001,023
Improvement Area B of The City of Fillmore CFD No. 5,
California Heritage Valley Parks Special Tax Bonds, 2023
Series (NR/NR)
2,370,000 5.000
09/01/2048
2,453,111
Independent Cities Finance Authority RB for City of Compton
Sales Tax Series 2021 (AGM) (NR/AA)
665,000 4.000
(c)
06/01/2036
672,100
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
10,250,000 0.000
(f)
06/01/2036
4,633,764
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
765,000 3.678
06/01/2038
728,706
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
3,280,000 5.000
03/01/2057
3,321,265
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 D (NR/NR)
180,000 4.000
09/01/2025
180,443
175,000 4.000
09/01/2026
176,063
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2019 A (NR/NR)
350,000 5.000
09/01/2030
375,293
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2019 A (NR/NR) – (continued)
$ 355,000 5.000%
09/01/2032
$ 379,306
360,000 5.000
09/01/2034
382,926
455,000 5.000
09/01/2036
481,825
Lammersville Joint Unified School District Improvement
Community Facilities District No. 2014-1 Special Tax Bonds
Series 2019 (NR/NR)
775,000 5.000
09/01/2043
793,339
2,500,000 5.000
09/01/2048
2,543,686
Lammersville Joint Unified School District No. 2002 Special
Tax Refunding for Community Facilities Series 2017
(AGM) (NR/AA)
3,000,000 3.500
09/01/2035
2,913,669
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000 3.000
08/01/2046
2,715,441
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
1,825,000 3.000
12/01/2050
1,431,975
Los Angeles Department of Airports RB Senior Refunding Series
2018 B (Aa2/AA)
2,335,000 5.000
05/15/2034
2,416,302
Los Angeles Department of Airports Subordinated RB Series 2018
C (Aa3/AA-)
1,000,000 5.000
05/15/2035
1,027,748
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,500,000 5.000
07/01/2026
3,621,694
7,000,000 5.000
07/01/2027
7,409,034
Menifee Union School District Riverside County GO Bonds
Capital Appreciation for Election of 2008 Series 2009 C
(AGC) (Aa2/AA)
2,000,000 0.000
(f)
08/01/2037
1,265,479
4,500,000 0.000
(f)
08/01/2038
2,724,069
4,500,000 0.000
(f)
08/01/2039
2,597,739
Merced City School District GO Bonds Capital Appreciation for
Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000 0.000
(f)
08/01/2026
1,144,654
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa3/NR)
2,510,000 0.000
(f)
08/01/2035
1,721,581
Mountain View Whisman School District
2,000,000 4.000
(d)
09/01/2026
2,043,006
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000 6.500
11/01/2039
2,179,714
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,605,000 6.125
11/01/2029
2,763,964
2,000,000 6.500
11/01/2039
2,491,101
Mt. Diablo Unified School District GO Bonds Capital Appreciation
for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000 5.750
08/01/2035
5,068,805
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD LIBOR + 0.72%)
2,660,000 3.973
(e)
07/01/2027
2,659,085
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000 0.000
(f)
08/01/2031
1,653,466
4,150,000 0.000
(f)
08/01/2032
3,060,001

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA) – (continued)
$ 3,550,000 0.000%
(f)
08/01/2033
$ 2,501,609
6,450,000 7.000
08/01/2038
7,270,040
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
3,250,000 4.000
08/01/2052
3,241,348
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
1,970,000 5.000
09/01/2042
2,031,868
River Islands Public Financing Authority Community Facilities
District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000 4.000
09/01/2041
833,075
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
195,000 4.000
09/01/2027
196,267
205,000 4.000
09/01/2028
206,693
210,000 4.000
09/01/2029
211,397
220,000 4.000
09/01/2030
221,501
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
750,000 5.000
09/01/2025
758,393
1,075,000 5.000
09/01/2026
1,106,449
1,000,000 5.000
09/01/2027
1,043,233
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000 5.000
09/01/2031
104,713
185,000 5.000
09/01/2032
193,661
165,000 5.000
09/01/2033
172,481
175,000 4.000
09/01/2034
174,066
150,000 4.000
09/01/2035
148,138
125,000 3.000
09/01/2036
108,250
470,000 5.000
09/01/2039
484,698
250,000 3.250
09/01/2041
206,140
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000 2.500
09/01/2037
673,218
725,000 4.000
09/01/2041
693,566
1,000,000 4.000
09/01/2050
893,369
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
21,625,000 3.740
(e)
06/01/2034
20,683,050
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
2,850,000 4.000
07/01/2039
2,797,583
4,620,000 5.000
07/01/2046
4,780,807
San Diego Unified School District 2012 GO Refunding Bonds
Series R-2 (Aa2/AA-)
4,700,000 0.000
(i)
07/01/2041
4,689,176
San Diego Unified School District GO Bonds for Election of 2008
Series 2010 C (Aa2/AA-)
5,000,000 0.000
(f)
07/01/2039
2,935,599
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB Unrefunded
for San Francisco International Airport Second Series 2018 G
(NR/A+)
$ 1,300,000 5.000%
05/01/2027
$ 1,342,556
San Francisco City & County Redevelopment Financing Authority
Tax Allocation for Mission Bay South Redevelopment Series
2016 C (NR/A-)
1,000,000 5.000
08/01/2033
1,025,235
San Jacinto Unified School District Financing Authority Special
Tax RB Series 2019 (NR/NR)
500,000 5.000
09/01/2036
514,112
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
1,715,000 0.000
(f)
01/15/2026
1,652,562
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Toll Road Senior Lien Series 2014 A (NR/A)
1,000,000 5.000
(d)
01/15/2025
1,000,708
State of California Various Purpose GO Bonds (Aa2/AA-)
21,355,000 7.500
04/01/2034
24,363,048
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
15,915,000 4.000
09/01/2043
16,119,668
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A)
1,015,000 5.000
06/01/2026
1,033,744
920,000 5.000
06/01/2028
962,600
2,035,000 5.000
06/01/2029
2,156,111
2,000,000 5.000
06/01/2032
2,129,726
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A-)
1,000,000 5.000
06/01/2034
1,063,292
1,000,000 5.000
06/01/2036
1,059,440
1,000,000 5.000
06/01/2039
1,049,429
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-1 (NR/BBB-)
2,225,000 5.000
06/01/2048
2,246,416
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
7,975,000 0.000
(f)
06/01/2054
1,585,854
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
475,000 2.375
09/02/2041
332,336
1,050,000 2.500
09/02/2046
692,087
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,230,000 5.000
10/01/2025
1,241,561
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
660,000 5.000
10/01/2029
691,472
555,000 5.000
10/01/2030
582,336
1,165,000 5.000
10/01/2031
1,217,986
1,000,000 5.000
10/01/2033
1,036,895
495,000 5.000
10/01/2035
511,451
705,000 5.000
10/01/2036
727,483
1,000,000 5.000
10/01/2037
1,030,685

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR) – (continued)
$ 880,000 5.000%
10/01/2038
$ 903,998
750,000 5.000
10/01/2039
768,100
980,000 5.000
10/01/2040
998,730
1,945,000 5.000
10/01/2049
1,964,773
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
825,000 5.750
07/01/2053
886,100
West Contra Costa Unified School District GO Bonds
Capital Appreciation for Election of 2002 Series 2004 C
(NATL) (Baa3/A+)
1,175,000 0.000
(f)
08/01/2025
1,152,023
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
300,000 5.000
09/01/2039
316,542
825,000 4.375
09/01/2044
807,809
885,019,746
Colorado - 3.7%
Adams County School District No. 1 GO Taxable Refunding Bonds
Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000 5.250
(d)
12/01/2026
338,190
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,415,000 4.700
12/01/2047
1,270,519
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA)
1,875,000 4.000
12/01/2046
1,772,120
1,250,000 5.000
12/01/2049
1,311,795
2,225,000 4.250
12/01/2054
2,135,814
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,855,000 0.000
(c)(i)
12/01/2049
1,750,470
Board of Governors of Colorado State University
System RB Refunding Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000 5.000
(d)
03/01/2028
10,149,069
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
18,620,000 4.000
12/01/2049
18,097,957
Brighton Crossing Metropolitan District No. 6 GO Bonds Series
2020 A (NR/NR)
525,000 5.000
12/01/2035
530,650
1,030,000 5.000
12/01/2040
1,031,323
Broadway Park North Metropolitan District No. 2 GO Bonds Series
2020 (NR/NR)
1,120,000 5.000
(c)
12/01/2040
1,087,378
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
1,000,000 5.250
12/01/2038
994,122
CCP Metropolitan District No. 3 Limited Tax GO Refunding Bonds
Series 2024 (NR/NR)
1,175,000 5.000
12/01/2053
1,178,004
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series
2021 (NR/NR)
515,000 5.000
12/01/2041
468,842
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Cherry Creek Colorado School District No. 5 GO Bonds Series
2017 C (ST AID WITHHLDG) (Aa1/AA+)
$ 3,510,000 6.000%
12/15/2029
$ 3,798,017
10,805,000 6.000
12/15/2030
11,675,741
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
2,875,000 5.000
11/15/2041
3,008,331
City Center West Residential Metropolitan District No. 2 GO
Bonds Senior Series 2019 A (NR/NR)
1,035,000 5.000
12/01/2049
977,497
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
11,000,000 5.250
12/01/2043
11,331,105
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
5,580,000 5.000
11/15/2053
5,753,789
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
5,450,000 5.000
11/15/2027
5,667,817
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AGM) (A1/AA)
1,145,000 5.000
12/01/2043
1,248,370
1,000,000 5.000
12/01/2044
1,086,620
4,000,000 5.250
12/01/2049
4,421,816
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
900,000 4.000
10/01/2056
711,239
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
150,000 4.000
05/01/2036
144,397
150,000 4.000
05/01/2041
138,379
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
300,000 5.000
(c)
02/01/2034
302,880
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
800,000 5.000
(c)
10/01/2029
815,534
2,500,000 5.000
(c)
10/01/2039
2,509,351
Colorado Educational & Cultural Facilities Authority RB
Refunding for STEM School & Academy Project Series 2019
(Baa3/NR)
225,000 4.000
11/01/2029
220,555
400,000 5.000
11/01/2039
399,987
Colorado Educational & Cultural Facilities Authority RB
Refunding for West Ridge Academy Charter School Project
Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000 5.000
06/01/2049
325,002
350,000 5.000
06/01/2054
349,978
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
750,000 5.000
09/01/2052
750,408
Colorado Educational and Cultural Facilities Authority Charter
School RB for STEM School Project Series 2019 (Baa3/NR)
790,000 5.000
11/01/2049
768,280

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
$ 1,900,000 5.500%
(c)
04/01/2044
$ 1,955,472
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,040,000 6.000
07/01/2036
3,007,968
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
1,925,000 6.000
07/01/2031
1,896,488
Colorado Health Facilities Authority Hospital RB for Parkview
Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000 5.000
(d)
09/01/2026
18,848,623
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
3,560,000 5.000
08/01/2025
3,592,771
1,275,000 5.000
08/01/2026
1,308,538
1,575,000 5.000
08/01/2027
1,642,981
5,000,000 5.000
08/01/2036
5,249,774
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
325,000 5.000
08/01/2025
327,992
3,000,000 5.000
08/01/2037
3,145,529
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
6,400,000 5.500
11/01/2047
6,963,385
8,000,000 5.250
11/01/2052
8,507,818
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
12,405,000 5.000
12/01/2039
13,523,276
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000 4.000
(d)
09/01/2030
1,910,953
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543 5.000
(a)
07/01/2057
16,802,760
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
3,900,000 4.000
11/15/2043
3,820,267
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,125,000 5.000
08/01/2035
1,184,311
6,010,000 4.000
08/01/2044
5,607,436
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
145,000 5.000
08/01/2035
152,645
3,350,000 5.000
08/01/2038
3,506,219
Colorado Health Facilities Authority RB Refunding for Evangelical
Lutheran Good Samaritan Society Project Series 2017
(NR/NR)
1,150,000 5.000
(d)
06/01/2027
1,203,550
Colorado Health Facilities Authority RB Refunding for Sanford
Obligated Group Series 2019 A (NR/A+)
1,730,000 4.000
11/01/2039
1,685,594
12,310,000 5.000
11/01/2039
13,048,924
6,105,000 5.000
11/01/2044
6,351,489
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
$ 3,495,000 4.000%
08/01/2049
$ 3,127,446
Colorado Health Facilities Authority RB Series 2019B Series
2019B-1 (A3/A-)
8,500,000 5.000
(a)(b)
08/01/2049
8,519,856
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2019A SCL Health System (Aa1/AA+)
4,000,000 4.000
01/01/2037
4,027,382
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aaa/NR)
2,350,000 3.500
(a)(b)
11/01/2043
2,344,623
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
6,100,000 5.000
03/01/2043
6,295,336
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000 5.000
(d)
03/01/2028
8,715,134
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
775,000 5.250
12/01/2051
717,226
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,435,000 4.000
12/01/2029
3,281,126
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
874,000 5.000
12/01/2039
859,346
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB)
27,295,000 5.000
10/01/2032
27,306,538
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,505,000 5.000
(c)
12/01/2027
5,688,195
Denver Convention Center Hotel Authority Convention Center
Hotel Senior Revenue Refunding Bonds Series 2016
(Baa2/BBB-)
1,460,000 5.000
12/01/2033
1,484,124
Denver Convention Center Hotel Authority Convention Center
Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000 5.000
12/01/2035
2,401,885
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
640,000 5.000
12/01/2030
652,289
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
300,000 5.000
12/01/2031
305,526
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000 5.000
12/01/2032
437,958
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
4,995,000 5.000
(c)
12/01/2025
5,064,283
1,000,000 5.000
(c)
12/01/2034
1,018,653
1,675,000 4.000
(c)
12/01/2035
1,615,267
2,000,000 4.000
(c)
12/01/2036
1,920,680
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000 5.000
12/01/2030
125,173

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Health and Hospital Authority Colorado Healthcare RB
Series 2019A (NR/BBB)
$ 2,255,000 5.000%
12/01/2031
$ 2,343,815
475,000 5.000
12/01/2032
492,836
1,360,000 5.000
12/01/2033
1,407,891
Denver Urban Renewal Authority 9th & Colorado Urban
Redevelopment Area RB Series 2018 A (NR/NR)
4,155,000 5.250
(c)
12/01/2039
4,183,175
E-470 Public Highway Authority RB Refunding Series 2010 A
(AGM-CR) (A1/AA)
1,500,000 0.000
(f)
09/01/2035
1,000,697
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000 0.000
(f)
09/01/2040
3,095,471
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,800,000 5.550
(c)
12/01/2047
2,878,157
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000 3.750
12/01/2034
507,839
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
648,000 4.000
12/01/2031
602,422
Hogback Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
725,000 5.000
12/01/2041
674,757
1,550,000 5.000
12/01/2051
1,381,413
Independence Water & Sanitation District Special Revenue
Refunding and Improvement Bonds Series 2024 (NR/NR)
2,200,000 5.125
12/01/2033
2,142,667
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A
(NR/NR)
1,055,000 5.500
(c)(d)
06/01/2025
1,096,282
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
9,731,000 4.250
12/01/2046
8,822,359
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,176,000 5.750
12/01/2050
1,181,477
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,105,000 6.500
12/01/2042
1,127,006
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A
(NR/NR)
1,380,000 5.000
12/01/2039
1,380,220
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000 3.500
12/01/2041
2,338,421
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,450,000 7.000
12/01/2052
2,529,577
Nine Mile Metropolitan District In The Town of Erie Boulder
County RB Series 2020 (NR/NR)
1,000,000 5.125
12/01/2040
1,009,928
North Holly Metropolitan District Limited Tax GO Bonds Series
2018 A (NR/NR)
500,000 5.500
12/01/2048
501,050
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
100,000 4.000
12/01/2025
100,120
315,000 4.000
12/01/2026
316,308
290,000 4.000
12/01/2029
292,420
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-) – (continued)
$ 205,000 4.000%
12/01/2030
$ 206,342
225,000 4.000
12/01/2031
225,850
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020
(NR/NR)
925,000 5.000
12/01/2040
908,804
Poudre Heights Valley Metropolitan District In The Town of
Windsor Weld County Colorado Limited Tax GO Bonds Series
2024A (NR/NR)
975,000 5.500
(c)
12/01/2054
953,012
Public Authority Colorado Energy RB for Natural Gas Purchase
Series 2008 (A1/A-)
2,200,000 6.250
11/15/2028
2,308,557
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,250,000 4.000
12/01/2036
1,192,614
2,000,000 4.000
12/01/2041
1,826,740
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series
2019 A (NR/NR)
886,000 5.000
12/01/2049
852,009
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000 5.000
01/15/2029
752,567
400,000 5.000
07/15/2029
423,279
500,000 5.000
01/15/2030
531,614
350,000 5.000
07/15/2030
374,023
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
500,000 5.000
07/15/2027
517,060
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000 5.000
12/01/2049
823,112
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
2,875,000 5.000
12/01/2039
2,832,670
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,080,000 5.000
(c)
12/01/2040
2,084,531
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
375,000 4.000
12/01/2032
385,016
220,000 4.000
12/01/2034
223,860
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
422,659
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-1 (Ba1/NR)
1,000,000 5.000
12/01/2037
1,004,291
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-2 (Ba1/NR)
40,000 3.500
12/01/2027
39,237
115,000 5.000
12/01/2037
115,493
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
325,000 5.000
12/01/2047
324,633
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
350,000 5.000
12/01/2032
363,383

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
$ 1,805,000 3.750%
12/01/2040
$ 1,625,151
The Lakes at Centerra Metropolitan District No.2 in The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
5,300,000 4.500
12/01/2054
5,371,420
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
755,000 4.150
12/01/2030
751,464
Trails at Crowfoot Metropolitan District No. 3 in The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
1,575,000 4.000
12/01/2044
1,532,850
4,750,000 4.250
12/01/2054
4,588,384
Vauxmont Metropolitan District GO Refunding Bonds Series 2020
(AGM) (NR/AA)
195,000 5.000
12/01/2026
201,112
205,000 5.000
12/01/2027
214,473
210,000 5.000
12/01/2028
222,315
210,000 5.000
12/01/2029
225,052
215,000 5.000
12/01/2030
231,652
230,000 5.000
12/01/2031
247,421
250,000 5.000
12/01/2032
268,574
255,000 5.000
12/01/2033
273,101
285,000 5.000
12/01/2034
304,284
100,000 5.000
12/01/2035
106,366
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
135,000 5.000
12/15/2026
139,157
125,000 5.000
12/15/2028
128,851
125,000 5.000
12/15/2029
128,850
125,000 5.000
12/15/2030
128,848
135,000 5.000
12/15/2031
139,153
160,000 5.000
12/15/2032
164,921
Vauxmont Metropolitan District Senior LT GO Special Revenue
Refunding Bonds Series 2020 (AGM) (NR/AA)
180,000 5.000
12/01/2025
182,686
Vauxmont Metropolitan District Subordinate LT GO Special
Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000 5.000
12/15/2025
127,101
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
712,000 4.375
12/01/2044
694,910
Water Valley Metropolitan District No. 3 Limited Tax GO Bonds
Series 2024A (NR/NR)
600,000 5.250
12/01/2054
607,065
Weld County School District No. Re-4 In Weld County, Colorado
GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000 5.250
12/01/2041
7,095,149
West Meadow Metropolitan District Town of Fraser, Grand County,
Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000 6.000
(c)
12/01/2038
1,035,944
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A
(NR/NR)
1,000,000 5.000
12/01/2040
928,118
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
$ 700,000 4.500%
12/01/2053
$ 704,071
399,140,262
Connecticut - 0.9%
City of Ansonia Connecticut Certificates of Participation Series
2024 (NR/A+)
2,395,000 4.750
12/01/2045
2,381,021
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000 5.000
08/01/2027
848,418
1,615,000 5.000
08/01/2028
1,699,697
900,000 5.500
08/01/2029
960,456
725,000 5.500
08/01/2031
774,171
500,000 5.500
08/01/2032
532,622
405,000 5.500
08/01/2033
430,890
City of New Haven GO Refunding Bonds Series 2019 B
(AGM) (A1/AA)
1,050,000 5.000
02/01/2028
1,109,392
City of New Haven GO Refunding Bonds Series B
(AGM) (A1/AA)
450,000 5.000
02/01/2030
490,012
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
1,500,000 11.000
(c)
12/01/2027
1,803,537
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
8,210,000 3.850
(a)(b)
11/15/2064
8,219,402
Connecticut State GO Bonds Series 2018 C (Aa3/AA-)
825,000 5.000
06/15/2028
880,740
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/AA-)
5,000,000 5.000
04/15/2028
5,322,624
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
400,000 5.000
(c)
01/01/2030
397,531
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
575,000 5.000
07/01/2026
575,746
440,000 5.000
07/01/2027
442,576
530,000 5.000
07/01/2028
533,913
485,000 5.000
07/01/2029
489,117
2,620,000 5.000
07/01/2030
2,632,823
645,000 5.000
07/01/2031
645,583
575,000 5.000
07/01/2032
572,971
475,000 5.000
07/01/2033
470,887
450,000 5.000
07/01/2034
443,427
890,000 4.000
07/01/2039
744,724
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
3,585,000 4.750
(c)
10/01/2048
3,429,815
Housing Authority of The City of Norwalk Multifamily Housing
RB Wall Street Place Series 2024 (Aaa/NR)
4,000,000 3.050
(a)(b)
09/01/2058
3,954,653
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
3,750,000 7.000
(c)
02/01/2045
3,780,806

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
South Central Connecticut Regional Water Authority Water System
RB Thirty-Sixth Series A-1 (Aa3/AA-)
$ 265,000 4.000%
08/01/2038
$ 268,012
State of Connecticut GO Bonds 2020 Series A (Aa3/AA-)
5,000,000 4.000
01/15/2036
5,127,861
State of Connecticut GO Bonds Series 2018 (Aa3/AA-)
1,770,000 5.000
06/15/2027
1,857,796
755,000 5.000
06/15/2029
803,427
State of Connecticut GO Social Bonds Series 2024G (Aa3/AA-)
3,000,000 3.000
11/15/2042
2,650,906
1,600,000 3.000
11/15/2043
1,390,524
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa3/AA-)
135,000 5.000
04/15/2028
143,711
1,000,000 5.000
04/15/2035
1,067,214
1,000,000 5.000
04/15/2036
1,064,913
1,000,000 5.000
04/15/2039
1,055,300
State of Connecticut Health and Educational Facilities Authority for
Yale University Issue RB Series U-2 (Aaa/AAA) (PUTABLE)
15,000,000 1.100
(a)(b)
07/01/2033
14,952,222
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000 5.375
07/01/2052
2,113,205
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
2,400,000 5.000
07/01/2044
2,399,626
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa3/AA)
1,500,000 5.000
07/01/2025
1,514,303
State of Connecticut State Revolving Fund General RB
(Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000 5.000
05/01/2032
4,106,472
State of Connecticut State Revolving Fund RB Series 2017 A
(Aaa/AAA)
5,000,000 5.000
05/01/2036
5,174,619
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
480,000 4.000
(c)
04/01/2036
460,851
400,000 4.000
(c)
04/01/2041
364,926
West Haven GO Bonds Series 2017 A (Baa3/A-)
325,000 5.000
11/01/2025
329,360
325,000 5.000
11/01/2026
333,684
325,000 5.000
11/01/2027
337,812
West Haven GO Bonds Series 2017 B (Baa3/A-)
240,000 5.000
11/01/2026
246,413
92,330,711
Delaware - 0.4%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
370,000 3.000
06/01/2032
334,444
450,000 4.000
06/01/2042
396,633
Delaware Economic Development Authority Charter Schools RB
Series 2021 (NR/BBB+)
1,425,000 4.000
09/01/2041
1,327,181
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware – (continued)
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB-)
$ 760,000 5.000%
06/01/2026
$ 772,524
600,000 5.000
06/01/2029
621,409
Delaware Health Facilities Authority Revenue Refunding Bonds for
Christiana Care Health System Series 2020A (Aa2/AA+)
5,000,000 5.000
10/01/2040
5,257,366
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
295,000 4.000
08/01/2029
289,737
1,050,000 5.000
08/01/2039
1,053,095
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
530,000 4.000
09/01/2030
531,116
1,550,000 5.000
09/01/2040
1,593,325
Delaware State Housing Authority Senior
Single Family Mortgage RB 2024 Series D
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,750,000 4.450
07/01/2049
3,671,371
Delaware Transportation Authority Transportation System Senior
RB Series 2024 (Aaa/AA+)
8,665,000 3.000
07/01/2041
7,713,502
8,925,000 3.000
07/01/2042
7,841,269
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000 5.000
05/01/2036
8,562,538
Town of Bridgeville Delaware Special Obligation Bonds Heritage
Shores Special Development District Series 2024 (NR/NR)
1,535,000 5.625
(c)
07/01/2053
1,599,896
Town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
500,000 4.000
07/01/2025
499,113
540,000 4.000
07/01/2026
539,353
599,000 4.000
07/01/2027
599,579
1,995,000 4.000
07/01/2030
1,971,972
45,175,423
District of Columbia - 0.9%
District of Columbia (Washington, D.C.) Income Tax Secured RB,
Series 2023A (Tax-Exempt) (Aaa/AAA)
3,425,000 5.250
05/01/2048
3,721,605
District of Columbia GO Refunding Bonds Series 2017 A
(Aaa/AA+)
10,000,000 5.000
06/01/2035
10,391,502
District of Columbia GO Refunding Bonds Series 2024C
(Aaa/AA+)
13,800,000 5.000
12/01/2031
15,533,230
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing RB One Hawaii Avenue Project Series
2024 (Aaa/NR)
3,275,000 3.650
(a)(b)
07/01/2028
3,282,756
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000 5.500
02/28/2037
1,979,562
District of Columbia RB for International School Series 2019
(NR/BBB)
860,000 5.000
07/01/2039
882,387
District of Columbia RB for KIPP DC Obligated Group Series
2019 (NR/BBB+)
2,550,000 4.000
07/01/2039
2,437,219

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
$ 2,400,000 0.000%
(c)(i)
06/01/2041
$ 1,449,140
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
2,875,000 3.000
(a)(b)
10/01/2057
2,866,563
Metro Washington Airports Authority Airport System Revenue and
Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,815,000 5.000
10/01/2032
5,855,765
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
7,500,000 5.000
10/01/2043
7,629,232
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000 5.000
10/01/2033
6,610,230
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000 5.000
10/01/2029
1,688,011
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
1,100,000 5.000
10/01/2026
1,127,967
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A)
1,060,000 5.000
10/01/2031
1,127,863
395,000 5.000
10/01/2033
419,330
3,025,000 5.000
10/01/2035
3,196,601
1,000,000 5.000
10/01/2037
1,052,515
2,065,000 5.000
10/01/2039
2,166,538
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
2,130,000 3.000
10/01/2050
1,597,260
2,960,000 4.000
10/01/2053
2,702,279
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
925,000 5.000
10/01/2047
944,355
1,550,000 4.000
10/01/2053
1,408,321
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
13,315,000 4.000
10/01/2049
12,301,430
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2015B (Aa3/AA-)
1,325,000 5.000
10/01/2035
1,332,665
93,704,326
Florida - 12.1%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
915,000 5.375
06/15/2042
934,667
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
4,990,000 3.250
05/01/2036
4,482,763
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
240,000 4.000
05/01/2025
239,836
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
$ 210,000 4.500%
05/01/2029
$ 211,865
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
165,000 2.875
05/01/2025
164,045
1,725,000 4.000
05/01/2051
1,436,336
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,420,000 3.625
05/01/2040
1,196,257
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
2,250,000 4.000
10/01/2040
2,043,721
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
370,000 3.000
05/01/2025
367,485
380,000 3.000
05/01/2026
372,428
390,000 3.125
05/01/2027
380,370
Anthem Park Community Development District Special
Assessment RB Refunding Subordinate Series 2016 A-2
(NR/NR)
100,000 4.250
05/01/2027
100,090
270,000 4.750
05/01/2036
270,363
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.000
05/01/2031
502,663
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
525,000 4.500
05/01/2030
530,178
1,000,000 5.400
05/01/2043
1,031,707
Arbors Community Development District Capital Improvement RB
Series 2024 (NR/NR)
500,000 4.400
(c)
05/01/2031
501,093
Arlington Ridge Community Development District Special
Assessment RB Series 2019 (NR/NR)
175,000 3.600
05/01/2029
171,598
305,000 4.000
05/01/2036
290,151
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
990,000 3.500
11/01/2030
940,306
1,705,000 4.000
11/01/2040
1,537,466
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
630,000 4.550
(c)
05/01/2029
637,001
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
700,000 5.125
06/15/2043
709,798
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
810,000 5.375
05/01/2044
827,823
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
205,000 2.500
(c)
05/01/2026
200,638
500,000 3.000
(c)
05/01/2031
465,673
425,000 3.200
(c)
05/01/2041
348,347

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
$ 105,000 2.500%
(c)
05/01/2026
$ 102,766
315,000 3.000
(c)
05/01/2031
293,374
Aurora Oaks Community Development District Marion County,
Florida Special Assessment Bonds, Series 2024 Assessment
Area One Project (NR/NR)
370,000 4.450
05/01/2031
365,766
670,000 5.350
05/01/2044
654,246
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
200,000 3.700
11/01/2029
196,574
695,000 4.125
11/01/2039
654,228
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
95,000 5.000
05/01/2028
96,544
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
200,000 3.000
05/01/2032
184,058
220,000 3.375
05/01/2041
181,268
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
265,000 5.375
05/01/2028
271,118
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
85,000 2.250
05/01/2026
82,886
435,000 2.750
05/01/2031
399,323
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
500,000 5.500
05/01/2042
518,873
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
115,000 2.500
(c)
05/01/2025
114,290
320,000 3.250
(c)
05/01/2030
305,607
Avelar Creek Community Development District Special
Assessment Refunding Series 2016 (NR/A-)
180,000 3.000
05/01/2025
178,919
190,000 3.000
05/01/2026
186,165
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
645,000 4.500
05/01/2030
651,349
1,125,000 5.375
05/01/2043
1,138,679
Aventura Isles Community Development District Miami-Dade
County Special Assessment Refunding Bonds, Series 2024
(NR/NR)
1,110,000 5.000
05/01/2043
1,113,671
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
450,000 4.000
(c)
06/01/2030
444,242
Babcock Ranch Community Independent Special District Special
Assessment Area 2C Series 2020 (NR/NR)
105,000 2.500
05/01/2025
104,414
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Babcock Ranch Community Independent Special District Special
Assessment Area 2C Series 2020 (NR/NR) – (continued)
$ 285,000 3.000%
05/01/2030
$ 272,367
775,000 4.000
05/01/2040
725,820
Babcock Ranch Community Independent Special District Special
Assessment Area 3A Series 2020 (NR/NR)
165,000 2.500
05/01/2025
164,068
250,000 3.000
05/01/2030
237,495
Babcock Ranch Community Independent Special District Special
Assessment Area 3B Series 2020 (NR/NR)
55,000 2.500
05/01/2025
54,693
145,000 3.000
05/01/2030
137,888
385,000 4.000
05/01/2040
360,569
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
205,000 5.000
11/01/2031
206,399
100,000 5.250
11/01/2046
100,290
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2018 (NR/NR)
360,000 4.500
(c)
11/01/2029
364,295
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
2,000,000 4.250
05/01/2032
1,993,601
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2024 (NR/NR)
1,000,000 4.300
(c)
05/01/2031
995,170
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
185,000 2.375
05/01/2026
180,476
Bannon Lakes Community Development District Special
Assessment RB for St. Johns County Series 2016 (NR/NR)
15,000 4.500
11/01/2025
15,049
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
175,000 5.000
11/01/2036
177,828
305,000 5.000
11/01/2048
299,586
Bannon Lakes Community Development District Special
Assessment RB Series 2022 (NR/NR)
345,000 3.300
05/01/2032
325,171
1,370,000 4.000
05/01/2042
1,227,442
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
445,000 4.250
05/01/2029
445,831
460,000 4.500
05/01/2035
460,007
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
155,000 4.500
05/01/2025
155,178
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
90,000 3.000
05/01/2025
89,454
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
340,000 3.500
05/01/2025
339,205
350,000 3.500
05/01/2026
347,759
365,000 3.500
05/01/2027
361,586

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bella Collina Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
$ 685,000 5.000%
05/01/2044
$ 667,977
915,000 5.300
05/01/2055
890,071
Bellagio Community Development District Special Assessment
Bonds Series 2016 (NR/BBB)
170,000 3.000
11/01/2025
167,007
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
215,000 2.625
05/01/2025
213,886
1,075,000 3.250
05/01/2030
1,030,455
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
65,000 2.500
12/15/2025
64,074
325,000 3.125
12/15/2030
310,276
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
245,000 4.250
05/01/2031
242,331
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,130,000 5.500
05/01/2043
1,164,130
Berry Bay II Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
340,000 4.450
05/01/2031
337,414
620,000 5.200
05/01/2044
610,128
1,000,000 5.450
05/01/2054
976,570
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
25,000 3.000
06/15/2025
24,863
465,000 3.250
06/15/2030
439,886
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,000,000 4.000
06/15/2032
975,367
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
180,000 2.500
05/01/2026
175,850
455,000 3.000
05/01/2031
420,124
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
85,000 2.875
05/01/2025
84,564
1,130,000 3.250
05/01/2031
1,058,272
500,000 3.625
05/01/2040
427,394
Bradbury Community Development District City of Haines City,
Florida Special Assessment Bonds, Series 2023 (NR/NR)
655,000 4.375
05/01/2030
657,970
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000 6.250
12/15/2043
740,240
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000 3.000
06/15/2032
360,469
1,095,000 3.250
06/15/2042
864,849
Bridgewater North Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,000,000 4.000
05/01/2042
882,199
Brightwater Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
375,000 4.550
(c)
05/01/2031
375,820
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
$ 210,000 2.375%
05/01/2026
$ 204,947
475,000 2.850
05/01/2031
432,221
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
205,000 4.375
05/01/2027
205,439
350,000 4.750
05/01/2032
354,464
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000 5.000
09/01/2037
1,066,361
1,050,000 5.000
09/01/2038
1,112,572
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000 4.000
09/01/2039
3,350,440
4,700,000 4.000
09/01/2049
4,349,511
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000 4.000
09/01/2044
1,643,956
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000 5.250
09/01/2047
5,197,304
3,000,000 5.500
09/01/2052
3,181,296
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
250,000 4.750
05/01/2027
250,694
400,000 5.250
05/01/2032
408,106
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
600,000 4.700
05/01/2031
600,547
450,000 5.600
05/01/2044
451,282
Buena Lago Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
750,000 5.250
05/01/2044
744,724
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
665,000 5.250
05/01/2042
681,628
Caldera Community Development District Special Assessment
Bonds for Assessment Area One Series 2024 (NR/NR)
375,000 4.300
05/01/2031
372,202
725,000 5.000
05/01/2044
717,148
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,280,000 3.500
12/15/2030
1,214,835
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000 6.125
(c)
06/15/2044
305,370
Capital Projects Finance Authority Student Housing RB for PRG
- Unionwest Properties LLC Project Senior Series 2024A-1
(Tax-Exempt) (Ba1/NR)
1,250,000 5.250
(c)
06/01/2039
1,299,256
1,125,000 5.250
(c)
06/01/2044
1,143,665
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
28,215,000 5.250
(c)
12/01/2058
27,835,108
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
610,000 4.000
(c)
07/01/2041
533,275
760,000 4.000
(c)
07/01/2051
608,249

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
$ 230,000 3.250%
(c)
06/01/2031
$ 208,011
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (Ba2/NR)
320,000 3.000
(c)
12/15/2029
298,609
645,000 5.000
(c)
12/15/2039
642,296
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
900,000 4.000
(c)
12/01/2028
888,404
1,375,000 5.250
(c)
12/01/2043
1,381,396
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series
2020 A-1 (NR/NR)
880,000 4.500
(c)
01/01/2035
877,153
Capital Trust Authority Educational Facilities Lease RB for Seaside
Community Charter School Project Series A (Baa3/NR)
505,000 5.000
06/15/2034
521,171
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
2,500,000 6.000
(c)
05/01/2043
2,566,693
2,500,000 6.250
(c)
05/01/2048
2,574,446
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
2,725,000 12.000
(c)
10/03/2029
2,724,482
Caribe Palm Community Development District Special Assessment
Refunding Series 2017 (NR/A-)
558,000 4.250
05/01/2031
557,992
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
800,000 5.300
05/01/2044
800,521
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
70,000 2.250
05/01/2026
68,372
Center Lake Ranch West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
1,500,000 5.750
05/01/2043
1,551,267
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
380,000 4.900
05/01/2031
379,792
Century Gardens at Tamiami Community Development District
Special Assessment Bonds Series 2018 (NR/BBB)
110,000 3.500
11/01/2025
108,857
115,000 3.500
11/01/2026
113,054
Century Gardens at Tamiami Community Development District
Special Assessment Refunding Series 2016 (NR/BBB)
250,000 3.000
05/01/2025
248,387
255,000 3.000
05/01/2026
249,853
630,000 4.250
05/01/2037
609,744
Century Gardens Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
189,000 4.200
(c)
11/01/2029
189,285
750,000 5.000
(c)
11/01/2049
736,344
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
30,000 3.000
05/01/2025
29,815
625,000 3.375
05/01/2031
585,495
590,000 3.750
05/01/2040
511,872
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
$ 100,000 2.400%
05/01/2026
$ 97,596
650,000 2.875
05/01/2031
591,814
740,000 3.350
05/01/2041
603,325
Chaparral of Palm Bay Community Development District Capital
Improvement RB Series 2024 Assessment Area Two (NR/NR)
410,000 4.500
05/01/2031
408,657
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
120,000 2.500
(c)
05/01/2026
117,299
175,000 3.000
(c)
05/01/2031
160,750
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
120,000 2.625
(c)
05/01/2025
119,316
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
360,000 3.750
05/01/2030
353,233
975,000 4.250
05/01/2040
922,265
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,430,000 3.250
05/01/2041
1,143,197
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
1,060,000 5.500
(c)
10/01/2036
1,067,493
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2019 (NR/NR)
700,000 5.000
(c)
10/01/2029
715,033
1,000,000 5.000
(c)
10/01/2034
1,013,984
City of Cape Coral Water & Sewer RB Refunding Series 2015
(A1/A+)
1,000,000 4.000
10/01/2034
1,000,904
City of Fort Lauderdale, Florida Series 2023B
(Prospect Lake Water Treatment Plant Project) (Aa1/AA+)
17,250,000 5.500
09/01/2053
19,082,126
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
2,000,000 5.125
06/01/2042
2,038,714
950,000 5.250
06/01/2052
964,235
City of Pompano Beach RB Refunding for John Knox Village of
Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,425,000 3.250
09/01/2025
1,414,556
City of Tampa RB for H Lee Moffitt Cancer Center & Research
Institute Obligated Group Series 2020 B (A2/A)
900,000 4.000
07/01/2038
882,133
750,000 5.000
07/01/2040
786,204
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
415,000 5.000
01/01/2037
416,343
1,485,000 5.000
01/01/2047
1,409,433
1,395,000 5.000
01/01/2052
1,296,011
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024B-1 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
750,000 4.625
(c)
01/01/2030
749,449
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024B-2 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
800,000 4.500
(c)
01/01/2030
799,234

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of West Palm Beach Utility System RB Series 2017 A
(Aa2/AA+)
$ 15,000,000 5.000%
10/01/2042
$ 15,478,553
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
5,000,000 0.000
(i)
05/01/2038
4,895,382
Coco Palms Community Development District Special Assessment
Bonds Expansion Area Project Series 2019 (NR/NR)
295,000 4.000
(c)
06/15/2029
293,343
Coconut Cay Community Development District Special
Assessment Series 2006 (NR/NR)
585,000 5.375
05/01/2036
585,528
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
615,000 5.750
05/01/2042
644,420
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A)
925,000 2.750
05/01/2025
919,088
915,000 3.000
05/01/2026
896,648
980,000 3.200
05/01/2027
954,922
1,015,000 3.250
05/01/2028
993,149
1,500,000 3.750
05/01/2046
1,283,304
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,580,000 5.250
06/15/2043
1,625,545
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000 5.750
05/01/2043
1,294,306
Cope's Landing Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
330,000 4.400
05/01/2031
329,459
475,000 5.150
05/01/2044
475,010
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
600,000 3.500
12/15/2029
584,279
325,000 4.000
12/15/2039
296,122
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
315,000 4.750
05/01/2032
320,213
250,000 5.500
05/01/2042
257,876
Coral Bay of Lee County Community Development District
Lee County Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
645,000 4.700
05/01/2031
647,897
1,045,000 5.250
05/01/2044
1,054,507
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
1,470,000 4.600
05/01/2031
1,477,971
Coral Keys Homes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
55,000 2.750
05/01/2025
54,728
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
415,000 4.625
11/01/2031
418,803
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
$ 940,000 3.000%
05/01/2031
$ 891,244
820,000 3.000
05/01/2037
705,083
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
675,000 5.100
05/01/2043
676,760
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
285,000 4.500
(c)
11/01/2028
286,259
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
138,000 3.500
05/01/2025
137,457
143,000 3.625
05/01/2026
141,906
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
210,000 3.500
05/01/2025
209,550
210,000 4.125
05/01/2035
209,179
County of Broward RB for Port Facilities Senior Bonds Series 2019
B (A1/A)
1,610,000 4.000
09/01/2036
1,581,711
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000 4.000
10/01/2044
4,220,936
6,000,000 5.000
10/01/2044
6,117,324
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
475,000 5.000
10/01/2027
493,569
525,000 5.000
10/01/2028
551,868
450,000 5.000
10/01/2029
477,732
770,000 5.000
10/01/2030
814,516
415,000 5.000
10/01/2032
438,740
350,000 5.000
10/01/2033
369,944
405,000 5.000
10/01/2034
427,932
435,000 5.000
10/01/2035
459,263
600,000 5.000
10/01/2036
632,293
525,000 5.000
10/01/2037
551,855
805,000 5.000
10/01/2038
843,542
1,000,000 5.000
10/01/2039
1,045,768
3,160,000 5.000
10/01/2049
3,258,073
County of Osceola Transportation RB Refunding Series 2019 A-2
(NR/BBB+)
155,000 0.000
(f)
10/01/2025
150,296
275,000 0.000
(f)
10/01/2026
256,841
360,000 0.000
(f)
10/01/2027
324,093
500,000 0.000
(f)
10/01/2028
432,673
700,000 0.000
(f)
10/01/2029
582,063
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
740,000 4.250
(c)
11/01/2030
737,575
Creek Preserve Community Development District Special
Assessment RB Series 2020 (NR/NR)
100,000 3.125
(c)
11/01/2030
92,233
Creekview Community Development District Special Assessment
RB for Phase 2 Project Series 2024 (NR/NR)
870,000 4.600
05/01/2031
865,195

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
$ 265,000 3.875%
05/01/2027
$ 263,246
575,000 4.250
05/01/2032
569,645
1,655,000 4.625
05/01/2042
1,566,024
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
545,000 4.700
05/01/2031
545,753
945,000 5.375
05/01/2044
939,997
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,000,000 4.250
05/01/2042
1,874,746
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,035,000 5.125
05/01/2043
1,048,562
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
800,000 5.350
05/01/2044
793,569
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2024 (NR/NR)
245,000 4.500
05/01/2031
243,185
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
95,000 2.250
05/01/2026
92,817
400,000 2.700
05/01/2031
368,978
Curiosity Creek Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
300,000 4.650
(c)
05/01/2031
299,014
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
590,000 4.625
05/01/2030
594,847
600,000 5.250
05/01/2043
608,024
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000 5.000
05/01/2053
948,205
Cypress Mill Community Development District Special Assessment
for Area Two Project Series 2020 (NR/NR)
145,000 2.625
06/15/2025
143,941
615,000 3.000
06/15/2031
565,708
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
55,000 2.625
(c)
05/01/2025
54,709
295,000 3.250
(c)
05/01/2030
278,531
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
135,000 4.375
05/01/2027
134,774
350,000 4.750
05/01/2032
352,434
450,000 5.000
05/01/2042
440,993
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
595,000 4.500
(c)
11/01/2028
600,179
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
2,280,000 5.400
05/01/2039
2,366,388
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
$ 1,095,000 5.250%
05/01/2043
$ 1,111,136
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
1,665,000 5.300
05/01/2039
1,701,334
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
435,000 4.125
05/01/2030
436,338
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
155,000 3.250
05/01/2030
147,997
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,545,000 4.600
(c)
05/01/2028
1,558,384
610,000 4.250
(c)
12/15/2028
609,496
2,395,000 4.750
(c)
12/15/2038
2,388,699
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
690,000 3.750
05/01/2034
690,018
955,000 4.000
05/01/2037
958,828
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
150,000 2.375
(c)
05/01/2026
146,869
470,000 3.000
(c)
05/01/2032
444,021
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000 4.500
05/01/2032
178,215
495,000 5.125
05/01/2042
504,718
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
75,000 4.375
05/01/2027
75,217
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
60,000 3.000
(c)
05/01/2025
59,761
440,000 3.625
(c)
05/01/2031
418,241
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
45,000 2.500
05/01/2026
43,983
210,000 3.000
05/01/2031
193,009
350,000 3.300
05/01/2041
283,761
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Project Series 2023 (NR/NR)
650,000 6.250
05/01/2043
687,079
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
205,000 2.250
05/01/2026
200,160
460,000 3.000
05/01/2032
432,606
East Homestead Community Development District Special
Assessment Expansion Bonds Area Project Series 2019
(NR/NR)
280,000 4.125
11/01/2029
279,824
East Nassau Stewardship District Bond Anticipation Note for PDP
#4 Series 2024 Project Series 2024 (NR/NR)
1,300,000 5.250
05/01/2029
1,292,922

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
East Palm Drive Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One) (NR/NR)
$ 650,000 5.100%
06/15/2044
$ 645,289
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
270,000 3.250
05/01/2027
266,561
530,000 3.625
05/01/2032
511,974
780,000 4.000
05/01/2042
703,426
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
35,000 2.750
05/01/2025
34,850
110,000 3.250
05/01/2030
107,018
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
195,000 2.500
05/01/2026
190,811
700,000 3.100
05/01/2031
652,361
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
650,000 3.000
05/01/2027
631,512
1,865,000 3.375
05/01/2032
1,753,723
1,870,000 4.000
05/01/2042
1,681,228
Edgewater West Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
2,000,000 5.250
05/01/2044
1,951,280
Enbrook Community Development District Special Assessment
Series 2020 (NR/NR)
430,000 3.000
(c)
05/01/2030
401,012
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
620,000 4.875
05/01/2033
637,582
400,000 5.600
05/01/2043
416,939
Entrada Community Development District Special Assessment
Bond Series 2021 (NR/NR)
375,000 2.625
(c)
05/01/2031
345,154
1,860,000 3.125
(c)
05/01/2041
1,572,115
Epperson North Community Development District Capital
Improvement RB Series 2021A (NR/NR)
120,000 2.450
11/01/2026
116,275
240,000 3.100
11/01/2031
220,371
Epperson North Community Development
District Capital Improvement RB Series 2024
(Assessment Area Four) (NR/NR)
200,000 4.500
05/01/2031
199,614
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
85,000 2.500
05/01/2026
83,078
315,000 3.000
05/01/2031
290,473
320,000 3.500
05/01/2041
268,040
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
3,705,000 4.000
08/15/2045
3,365,401
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000 5.000
08/15/2031
1,435,523
3,140,000 5.000
08/15/2032
3,308,588
355,000 5.000
08/15/2033
372,737
2,045,000 5.000
08/15/2034
2,144,415
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority RB Refunding
for Baptist Hospital, Inc. Project Series 2020 A
(Baa2/BBB) – (continued)
$ 2,595,000 5.000%
08/15/2035
$ 2,714,046
9,500,000 5.000
08/15/2036
9,913,525
4,080,000 5.000
08/15/2040
4,202,292
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
210,000 3.250
11/01/2025
208,508
1,360,000 3.625
11/01/2030
1,297,280
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
445,000 4.250
(c)
11/01/2029
446,063
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
850,000 4.400
06/15/2031
853,265
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – Phase Two Series 2024
(NR/NR)
570,000 4.450
(c)
06/15/2031
568,317
Everlands II Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
900,000 4.600
06/15/2031
896,107
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
1,000,000 4.000
05/01/2052
821,431
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
700,000 2.625
05/01/2026
685,364
1,220,000 3.125
05/01/2031
1,126,430
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
1,575,000 4.250
05/01/2029
1,580,876
3,010,000 5.000
05/01/2035
3,075,141
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
355,000 3.500
05/01/2030
338,474
165,000 4.000
05/01/2040
148,803
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000 2.750
11/01/2035
1,214,485
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
1,125,000 5.250
06/01/2044
1,168,025
1,025,000 5.250
06/01/2049
1,051,139
3,010,000 5.250
06/01/2054
3,066,820
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
1,265,000 5.000
(c)
07/01/2032
1,227,266
3,000,000 5.375
(c)
07/01/2042
2,810,908
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000 5.000
(c)
10/01/2042
2,002,506

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
$ 46,640,000 12.000%
(a)(b)(c)
07/15/2032
$ 49,728,398
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BBB-)
6,700,000 5.250
07/01/2047
6,661,610
9,000,000 5.500
07/01/2053
9,124,399
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
30,000,000 5.000
07/01/2044
30,819,000
12,400,000 5.250
07/01/2047
12,879,239
23,000,000 5.250
07/01/2053
23,785,137
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Expansion Project Series 2024A (NR/NR)
10,750,000 8.250
(a)(b)(c)
07/01/2057
11,114,238
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
7,325,000 10.000
(a)(b)(c)
07/15/2059
7,537,741
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,280,000 4.000
(c)
06/01/2030
1,136,379
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
425,000 4.000
(c)
12/15/2029
421,041
725,000 5.000
(c)
12/15/2034
743,884
770,000 5.000
(c)
12/15/2039
780,887
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,670,000 5.125
(c)
06/01/2040
1,669,394
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
320,000 4.000
07/01/2035
310,147
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
405,000 4.000
06/01/2030
387,819
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000 5.000
(c)
06/01/2031
282,397
200,000 5.000
(c)
06/01/2035
203,495
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
630,000 4.000
(c)
06/30/2036
540,565
660,000 4.000
(c)
06/30/2041
520,619
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
415,000 4.000
(c)
06/01/2026
411,475
Florida Development Finance Corp. RB Refunding for Nova
Southeastern University, Inc. Series 2020 A (A3/A-)
300,000 5.000
04/01/2027
311,023
250,000 5.000
04/01/2029
265,731
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
$ 470,000 4.000%
(c)
09/15/2030
$ 452,523
1,050,000 5.000
(c)
09/15/2040
1,016,623
Florida Development Finance Corp. Solid Waste Disposal RB for
GFL Solid Waste Southeast LLC Project Series 2024A (B3/B)
2,750,000 4.375
(a)(b)(c)
10/01/2054
2,742,239
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
1,600,000 5.000
(c)
06/01/2044
1,600,406
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
2,000,000 4.500
(c)
06/01/2033
1,919,051
250,000 4.750
(c)
06/01/2038
233,982
4,500,000 5.000
(c)
06/01/2048
4,083,076
Florida Higher Educational Facilities Financial Authority RB for
Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000 5.000
03/01/2044
2,007,238
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
2,750,000 5.000
03/01/2047
2,752,142
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
1,445,000 3.350
(a)(b)
10/01/2027
1,433,892
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (Aa2/A)
8,795,000 5.000
09/01/2025
8,811,765
4,530,000 5.000
09/01/2026
4,608,209
3,305,000 5.000
09/01/2027
3,395,074
Florida Municipal Loan Council RB for City of West Melbourne
Water and Sewer Series 2024D (AGC) (NR/AA)
2,420,000 4.000
10/01/2054
2,290,121
Flow Way Community Development District Special Assessment
Bonds for Phase 5 Project Series 2016 (NR/NR)
1,525,000 4.875
11/01/2037
1,530,311
Flow Way Community Development District Special Assessment
Bonds for Phase 6 Project Series 2017 (NR/NR)
165,000 4.000
11/01/2028
164,405
1,065,000 5.000
11/01/2038
1,077,949
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,785,000 4.125
11/01/2039
1,651,222
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000 3.750
11/01/2039
408,087
Forest Lake Community Development District Special Assessment
for Assessment Area1 Series 2020 (NR/NR)
180,000 2.625
(c)
05/01/2025
179,086
495,000 3.250
(c)
05/01/2030
477,939
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
525,000 5.650
05/01/2054
519,124
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
270,000 5.000
05/01/2031
268,535

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
$ 615,000 2.950%
05/01/2031
$ 559,286
1,595,000 3.350
05/01/2041
1,287,767
Grand Bay at Doral Community Development District Special
Assessment for South Parcel Assessment Area Project Series
2016 (NR/NR)
360,000 4.250
05/01/2026
360,745
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
285,000 3.250
05/01/2025
284,104
1,355,000 4.000
05/01/2030
1,333,528
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
555,000 4.125
11/01/2029
554,352
1,195,000 4.750
11/01/2039
1,180,679
1,930,000 5.000
11/01/2050
1,883,664
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
215,000 3.200
11/01/2031
198,370
500,000 3.500
11/01/2041
411,798
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
295,000 2.500
05/01/2026
288,494
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
515,000 4.650
05/01/2034
517,521
755,000 5.450
05/01/2044
761,575
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
990,000 5.000
11/15/2036
990,466
Grove Resort Community Development District Special
Assessment RB Series 2022 (NR/NR)
170,000 3.300
05/01/2032
157,120
440,000 3.550
05/01/2042
365,066
Gulfstream Polo Community Development District Special
Assessment Phase#2 Project Series 2019 (NR/NR)
1,195,000 3.500
11/01/2030
1,145,639
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
250,000 3.875
05/01/2026
248,866
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
1,650,000 6.300
05/01/2043
1,766,675
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
1,000,000 4.700
05/01/2031
1,002,839
Hammock oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
700,000 5.625
05/01/2043
720,109
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
900,000 5.850
05/01/2044
911,077
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 280,000 4.200%
05/01/2027
$ 279,749
435,000 4.400
05/01/2032
437,648
565,000 4.700
05/01/2042
543,554
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
110,000 2.625
05/01/2025
109,420
510,000 3.250
05/01/2030
489,812
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
85,000 2.375
05/01/2026
82,984
205,000 3.000
05/01/2031
188,756
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,880,000 3.300
05/01/2029
1,811,873
365,000 3.700
05/01/2033
342,364
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
1,140,000 3.300
05/01/2029
1,098,689
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
800,000 5.125
05/01/2043
813,767
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
265,000 4.000
05/01/2025
265,218
140,000 4.000
05/01/2026
140,597
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
400,000 3.500
11/01/2030
379,676
1,000,000 3.875
11/01/2039
892,143
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
125,000 3.625
11/01/2030
119,442
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
185,000 2.600
05/01/2026
181,074
435,000 3.200
05/01/2031
406,116
1,000,000 3.450
05/01/2041
842,250
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
635,000 4.600
05/01/2031
632,080
1,000,000 5.200
05/01/2044
989,632
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
785,000 5.000
05/01/2034
809,292
Heritage Isle at Viera Community Development District Special
Assessment Refunding Series 2017 (AGM) (NR/AA)
225,000 4.000
05/01/2025
225,482
230,000 4.000
05/01/2026
232,383
240,000 4.000
05/01/2027
244,354
250,000 4.000
05/01/2028
254,896
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB)
625,000 3.625
05/01/2025
623,301

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Heritage Landing Community Development District
Special Assessment Refunding Bonds Series 2015
(NR/BBB) – (continued)
$ 650,000 3.750%
05/01/2026
$ 645,430
1,005,000 4.200
05/01/2031
992,084
1,000,000 4.350
05/01/2036
992,562
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
365,000 2.500
05/01/2030
337,707
375,000 2.500
05/01/2031
341,398
300,000 3.000
05/01/2032
286,183
300,000 3.000
05/01/2033
283,215
245,000 3.000
05/01/2034
227,010
255,000 3.000
05/01/2035
234,327
260,000 3.000
05/01/2036
236,496
Hickory Tree Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
500,000 4.500
05/01/2031
496,268
1,000,000 5.150
05/01/2044
983,356
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,700,000 5.000
03/01/2039
1,310,602
Higher Educational Facilities Financing Authority RB for Rollins
College Project Series 2024 (A2/NR)
3,000,000 4.125
12/01/2054
2,765,098
Highland Meadows West Community Development District Special
Assessment for Assessment Area 2 Series 2020 A (NR/NR)
60,000 2.875
05/01/2025
59,703
200,000 3.250
05/01/2031
186,023
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000 3.250
05/01/2031
130,216
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
550,000 4.250
(c)
12/15/2029
551,825
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
10,000 3.375
11/01/2025
9,948
220,000 3.875
11/01/2031
213,087
295,000 4.200
11/01/2039
274,621
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Five Project Series
2017 (NR/NR)
225,000 4.875
11/01/2027
228,075
865,000 5.375
11/01/2037
879,489
770,000 5.500
11/01/2047
777,642
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Six Project Series
2017 (NR/NR)
45,000 4.875
11/01/2027
45,615
330,000 5.500
11/01/2047
333,275
Hillcrest Community Development District Special Assessment
Bonds for Capital Improvement Program Series 2018 (NR/NR)
645,000 4.000
11/01/2028
643,218
700,000 4.500
11/01/2038
679,739
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hillcrest Preserve Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
$ 730,000 4.375%
(c)
05/01/2031
$ 721,385
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
345,000 3.000
(c)
05/01/2025
343,670
1,020,000 3.500
(c)
05/01/2031
972,041
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
250,000 2.800
05/01/2031
228,379
1,000,000 3.200
05/01/2041
810,780
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
420,000 4.700
05/01/2031
426,015
Hillsborough County Aviation Authority Tampa International
Airport RB 2024 Series B (AMT) (Aa3/NR)
3,000,000 5.500
10/01/2049
3,285,609
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
800,000 5.600
05/01/2044
821,393
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
25,000 4.000
11/01/2025
24,970
165,000 4.500
11/01/2031
173,272
170,000 5.000
11/01/2041
179,158
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
747,000 3.000
05/01/2031
684,619
933,000 3.000
05/01/2037
772,282
Housing Finance Authority of Broward County Multifamily
Housing RB for Pinnacle 441 Phase 2 Series 2023
(Aaa/NR) (PUTABLE)
1,705,000 4.050
(a)(b)
09/01/2056
1,716,435
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aaa/NR)
3,685,000 3.250
(a)(b)
09/01/2042
3,647,961
Housing Finance Authority of Miami-Dade County Multifamily
Housing RB for St. Mary Towers Apartments Series 2024
(HUD SECT 8) (Aaa/NR)
1,000,000 3.400
(a)(b)
04/01/2041
994,492
Housing Finance Authority of Pinellas County Multifamily
Housing RB for Citrus Grove Apartments Series 2024
(HUD SECT 8) (Aaa/NR)
1,835,000 3.300
(a)(b)
01/01/2042
1,813,895
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
330,000 4.850
06/15/2031
329,987
1,040,000 5.375
06/15/2044
1,038,103
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
210,000 5.000
(c)
11/01/2039
211,862
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
1,360,000 5.750
12/15/2043
1,421,849

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2017 A (NR/NR)
$ 1,175,000 4.500%
(c)
05/01/2038
$ 1,140,956
1,855,000 4.625
(c)
05/01/2048
1,716,402
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
670,000 2.750
05/01/2031
604,425
765,000 3.125
05/01/2041
603,220
Kelly Park Community Development District
915,000 6.000
11/01/2043
949,228
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
900,000 5.375
05/01/2055
879,577
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
55,000 2.625
05/01/2025
54,718
155,000 3.000
05/01/2030
147,972
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
700,000 3.125
05/01/2041
591,216
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
640,000 4.900
05/01/2033
659,052
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 4.625
05/01/2037
994,137
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
155,000 2.750
06/15/2025
154,101
485,000 3.125
06/15/2030
469,464
375,000 4.000
06/15/2040
361,290
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
700,000 3.600
06/15/2041
635,269
Knightsbridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
245,000 4.250
(c)
06/15/2031
244,271
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
200,000 4.500
05/01/2027
199,578
265,000 5.000
05/01/2032
265,580
765,000 5.500
05/01/2042
775,877
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
545,000 4.500
(c)
05/01/2030
548,654
550,000 5.250
(c)
05/01/2043
559,946
Lake Harris Community Development District 2023 Project Area
Special Assessment Bonds Series 2023 (NR/NR)
175,000 4.700
05/01/2030
176,821
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
750,000 4.750
05/01/2031
749,906
Lakeshore Ranch Community Development District Special
Assessment Refunding Series 2019 A-2 (NR/NR)
355,000 3.500
05/01/2030
338,474
320,000 4.000
05/01/2035
305,849
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
$ 625,000 5.625%
05/01/2043
$ 648,490
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
70,000 2.625
05/01/2026
68,536
125,000 3.200
05/01/2031
116,844
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
95,000 3.125
05/01/2025
94,693
365,000 3.400
05/01/2030
350,383
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
225,000 2.500
(c)
05/01/2025
223,725
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000 3.250
05/01/2029
217,049
200,000 3.850
05/01/2039
181,023
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000 3.000
05/01/2030
439,683
750,000 3.500
05/01/2040
641,188
Lakewood Ranch Stewardship District Special Assessment for
Sweetwater Project Series 2021 (NR/NR)
295,000 2.625
05/01/2031
266,360
1,000,000 3.100
05/01/2041
801,163
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
280,000 3.800
05/01/2029
275,098
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
320,000 4.300
(c)
05/01/2027
321,148
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
570,000 3.200
(c)
05/01/2029
553,705
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
210,000 3.800
05/01/2029
206,140
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood Centre North Project Series 2015 (NR/NR)
240,000 4.250
05/01/2025
240,145
1,605,000 4.875
05/01/2035
1,607,422
905,000 4.875
05/01/2045
895,730
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
510,000 4.625
05/01/2027
514,816
1,000,000 5.250
05/01/2037
1,016,083
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
870,000 4.250
05/01/2028
873,044
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,955,000 4.750
05/01/2029
1,987,244
2,250,000 5.300
05/01/2039
2,308,420
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
480,000 5.250
05/01/2044
477,284

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project Series 2023 (NR/NR)
$ 2,400,000 6.125%
05/01/2043
$ 2,539,166
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
120,000 4.250
05/01/2026
120,069
5,470,000 5.000
05/01/2036
5,515,478
3,945,000 5.125
05/01/2046
3,951,491
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
500,000 2.000
05/01/2028
467,091
500,000 2.000
05/01/2029
456,805
1,685,000 2.625
05/01/2037
1,383,675
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
425,000 3.000
05/01/2041
337,903
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
485,000 5.300
05/01/2044
488,199
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
135,000 2.500
(c)
05/01/2025
134,257
440,000 3.200
(c)
05/01/2030
417,067
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
275,000 3.875
05/01/2029
273,365
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
460,000 4.125
(c)
11/01/2028
460,515
250,000 4.750
(c)
11/01/2048
237,003
Landings Community Development District City of Palm Coast
Florida Special Assessment Bonds North Tract Series 2024
(NR/NR)
275,000 5.000
05/01/2031
275,304
1,025,000 5.500
05/01/2044
1,024,908
860,000 5.800
05/01/2055
860,603
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
490,000 3.000
05/01/2025
486,742
500,000 3.000
05/01/2026
489,907
520,000 3.000
05/01/2027
504,872
535,000 3.000
05/01/2028
513,488
550,000 3.000
05/01/2029
522,622
1,605,000 3.000
05/01/2035
1,401,199
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
535,000 3.375
05/01/2030
508,175
925,000 4.000
05/01/2038
852,874
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
235,000 4.375
05/01/2027
235,182
435,000 4.750
05/01/2032
439,761
370,000 5.000
05/01/2042
372,226
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lee County IDA Hospital Revenue Refunding Bonds Lee Health
Sys Inc Series 2019 A-2 (A2/A+)
$ 4,590,000 5.000%
(a)(b)
04/01/2033
$ 4,638,447
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
2,375,000 5.250
11/15/2044
2,508,337
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
1,850,000 4.750
11/15/2029
1,853,097
Lee County Moody River Estates Community Development
District Special Assessment Refunding Senior Series 2017 A-1
(NR/A-)
330,000 3.500
05/01/2025
329,282
340,000 3.500
05/01/2026
337,346
Liberty Cove Community Development District Special
Assessment RB for Assessment Area One Project Series 2024
(NR/NR)
1,000,000 5.375
05/01/2044
984,223
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
310,000 3.125
05/01/2025
308,670
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,210,000 5.000
05/01/2038
1,221,769
Longleaf Community Development District (NR/NR)
391,000 5.375
05/01/2030
391,181
Longleaf Community Development District Capital Improvement
RB for Neighborhood 4 – Assessment Area Two Series 2024A
(NR/NR)
700,000 5.200
05/01/2044
681,177
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
405,000 4.500
(c)
05/01/2031
407,438
LT Ranch Community Development District Capital Improvement
RB Series 2022-1 (NR/NR)
100,000 5.300
05/01/2032
103,421
285,000 5.750
05/01/2042
297,951
460,000 5.900
05/01/2053
480,931
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
255,000 3.000
05/01/2025
254,021
975,000 3.400
05/01/2030
931,001
1,420,000 4.000
05/01/2040
1,320,986
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
500,000 4.875
05/01/2031
501,952
315,000 5.700
05/01/2044
317,485
1,150,000 5.750
05/01/2044
1,159,808
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
360,000 3.250
05/01/2031
333,349
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
185,000 2.500
05/01/2026
180,694
700,000 3.125
05/01/2031
645,242

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR) – (continued)
$ 775,000 3.450%
05/01/2041
$ 636,458
LTC Ranch West Residential Community Development District
Special Assessment Refunding RB for Assessment Area Four
Project – Pod 2 Series 2024-Aa4 (NR/NR)
1,000,000 5.375
05/01/2044
990,703
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
290,000 4.000
05/01/2029
288,721
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
885,000 3.625
06/15/2030
848,370
Malabar Springs Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
500,000 4.500
05/01/2031
495,431
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
785,000 6.625
(c)
05/01/2053
916,615
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
350,000 4.000
05/01/2032
344,145
1,050,000 4.250
05/01/2042
964,957
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
250,000 5.100
05/01/2031
251,267
450,000 5.700
05/01/2044
454,701
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
850,000 4.750
(c)
11/01/2029
864,522
Meadow Pines Community Development District Special
Assessment Refunding Bonds Senior Lien Series 2014 1
(NR/A+)
745,000 4.450
05/01/2030
745,367
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
505,000 3.000
05/01/2031
463,352
1,785,000 3.250
05/01/2041
1,430,425
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
750,000 5.400
05/01/2043
771,032
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
30,000,000 5.000
10/01/2038
30,099,591
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
11,565,000 5.000
10/01/2040
11,712,049
Miami RB Refunding Parking System Series 2019
(BAM) (A1/AA)
1,000,000 4.000
10/01/2038
1,004,736
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
765,000 4.750
11/01/2027
778,487
850,000 5.125
11/01/2039
864,806
2,350,000 5.250
11/01/2049
2,383,105
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County Aviation Revenue Refunding Bonds Series
2019A (NR/A+)
$ 2,225,000 5.000%
10/01/2049
$ 2,257,345
Miami-Dade County Aviation Revenue Refunding Bonds Series
2024A (AMT) (NR/A+)
3,130,000 5.000
10/01/2027
3,240,633
2,295,000 5.000
10/01/2028
2,398,929
Miami-Dade County Capital Asset Acquisition Special Obligation
Bonds Series 2023A (Aa2/AA)
3,770,000 5.000
04/01/2045
3,993,229
9,810,000 5.000
04/01/2048
10,331,753
Miami-Dade County Educational Facilities Authority Revenue
Refunding Bonds for University of Miami Issue Series 2024B
(A2/A-)
9,110,000 5.000
(h)
04/01/2030
9,875,901
9,565,000 5.000
(h)
04/01/2031
10,498,835
10,045,000 5.000
(h)
04/01/2032
11,140,975
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
430,000 5.000
(c)
07/01/2037
432,665
670,000 5.250
(c)
07/01/2042
676,196
Miami-Dade County Seaport Revenue Refunding Bonds Series
2021A (AGM) (A3/AA)
10,000,000 4.000
10/01/2041
9,692,318
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
2,715,000 5.250
10/01/2052
2,808,363
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,425,000 4.000
10/01/2051
1,370,901
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A
(AMT) (A3/NR)
2,030,000 5.000
10/01/2042
2,112,545
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
5,120,000 5.000
05/01/2037
5,120,357
Mirada Community Development District Pasco County Florida
Capital Improvement RB Series 2024 Assessment Area Five
(NR/NR)
1,000,000 5.000
05/01/2034
1,004,925
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
500,000 4.750
05/01/2031
500,298
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
210,000 2.500
05/01/2026
205,006
740,000 3.125
05/01/2031
671,741
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
330,000 4.625
05/01/2027
331,522
225,000 5.125
05/01/2032
231,546
Mitchell Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
675,000 3.375
12/15/2030
643,798
1,500,000 4.000
12/15/2039
1,367,126

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Naples Reserve Community Development District Special
Assessment Bonds Series 2014 (NR/NR)
$ 1,545,000 5.250%
11/01/2035
$ 1,545,834
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
500,000 3.500
05/01/2031
472,093
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000 3.500
(c)
05/01/2026
123,151
130,000 3.500
(c)
05/01/2027
127,410
135,000 3.500
(c)
05/01/2028
132,271
140,000 3.500
(c)
05/01/2029
136,301
700,000 3.500
(c)
05/01/2038
622,670
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
10,000 3.125
(c)
05/01/2025
9,965
30,000 3.500
(c)
05/01/2031
28,423
Normandy Community Development District City of Jacksonville
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
675,000 4.625
(c)
05/01/2031
666,657
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
750,000 4.875
05/01/2031
753,408
715,000 5.750
05/01/2044
722,696
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
325,000 4.625
05/01/2031
325,918
430,000 5.450
05/01/2044
432,499
North AR-1 Pasco Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
135,000 2.625
05/01/2026
132,161
280,000 3.125
05/01/2031
259,401
North Loop Community Development District
250,000 5.625
05/01/2030
257,260
525,000 6.375
05/01/2043
562,474
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
185,000 2.450
11/01/2026
179,198
500,000 3.000
11/01/2031
459,789
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
210,000 5.250
(c)
05/01/2032
215,185
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
135,000 2.625
05/01/2025
134,239
495,000 3.125
05/01/2030
467,518
430,000 3.625
05/01/2040
376,006
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (BAM) (NR/AA)
655,000 5.000
10/01/2030
707,118
575,000 5.000
10/01/2031
619,419
1,025,000 5.000
10/01/2033
1,093,632
1,205,000 5.000
10/01/2034
1,281,899
1,000,000 5.000
10/01/2036
1,059,175
1,975,000 5.000
10/01/2037
2,084,750
2,075,000 5.000
10/01/2038
2,185,691
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (BAM) (NR/AA) – (continued)
$ 2,180,000 5.000%
10/01/2039
$ 2,308,613
2,630,000 5.000
10/01/2044
2,751,464
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
280,000 4.875
05/01/2030
284,155
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
60,000 2.500
06/15/2025
59,576
300,000 3.000
06/15/2030
284,538
315,000 4.000
06/15/2040
287,390
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
350,000 4.250
06/15/2030
353,366
585,000 5.250
06/15/2043
601,863
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
825,000 4.100
05/01/2029
822,231
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000 1.250
(a)(b)
10/01/2046
3,880,003
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
350,000 3.500
05/01/2030
329,702
Osceola County Expressway System Senior Lien Convertible
Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000 6.150
(d)
10/01/2031
5,887,226
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2016 (NR/NR)
3,270,000 5.875
11/01/2037
3,374,204
3,490,000 6.000
11/01/2047
3,577,069
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
525,000 4.875
(c)
11/01/2028
533,710
Osceola County Transportation Improvement & Refunding RB
Series 2019A-1 (NR/BBB+)
400,000 5.000
10/01/2026
409,583
Osceola Village Center Community Development District Special
Assessment Bond Series 2021 (NR/NR)
80,000 2.375
(c)
05/01/2026
78,072
180,000 2.875
(c)
05/01/2031
164,073
365,000 3.300
(c)
05/01/2041
295,568
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
505,000 5.200
(h)
05/01/2044
506,242
Paddocks Community Development District Capital Improvement
RB Series 2024 (NR/NR)
580,000 4.250
(c)
05/01/2031
573,315
1,025,000 5.125
(c)
05/01/2044
997,351
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
525,000 4.125
06/15/2030
527,653
950,000 5.000
06/15/2043
959,093
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
4,000,000 5.000
10/01/2034
4,221,615
1,810,000 5.000
10/01/2043
1,838,213
3,280,000 5.250
10/01/2053
3,325,603

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 B (NR/NR)
$ 250,000 4.000%
11/15/2041
$ 240,534
1,030,000 5.000
11/15/2042
1,062,793
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000 4.000
05/15/2053
1,902,310
1,825,000 5.000
05/15/2053
1,779,512
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
615,000 4.000
05/15/2030
611,699
8,190,000 4.000
05/15/2036
7,891,437
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000 7.500
05/15/2053
1,063,894
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
820,000 4.700
05/01/2033
830,397
400,000 5.400
05/01/2043
408,057
Palm Coast Park Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 2.800
05/01/2031
248,526
730,000 3.125
05/01/2041
574,927
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
45,000 3.400
05/01/2025
44,881
245,000 3.750
05/01/2030
237,121
965,000 4.150
05/01/2040
889,187
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
215,000 3.500
11/01/2025
213,926
225,000 3.500
11/01/2026
223,150
230,000 3.500
11/01/2027
227,473
240,000 3.500
11/01/2028
235,984
Palm Glades Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
785,000 4.000
(c)
05/01/2050
652,917
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
350,000 3.750
05/01/2031
342,564
1,045,000 4.000
05/01/2036
1,032,421
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
160,000 4.000
05/01/2027
159,695
3,575,000 5.000
05/01/2039
3,600,364
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
655,000 2.875
11/01/2031
584,712
1,150,000 3.150
11/01/2041
900,965
Parker Pointe Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2024
(NR/NR)
700,000 5.500
05/01/2044
702,164
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
465,000 4.750
05/01/2030
471,179
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
$ 625,000 3.125%
05/01/2030
$ 584,886
800,000 3.750
05/01/2040
694,215
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000 4.250
05/01/2031
342,448
1,030,000 4.500
05/01/2038
996,843
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/BBB)
265,000 4.000
05/01/2026
263,916
275,000 4.000
05/01/2027
274,732
285,000 4.125
05/01/2028
285,339
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
355,000 4.625
05/01/2030
356,569
515,000 5.375
05/01/2043
520,638
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
330,000 4.000
05/01/2030
326,348
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
475,000 5.000
05/01/2031
474,035
775,000 5.500
05/01/2044
770,586
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
1,330,000 4.250
05/01/2031
1,314,937
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
250,000 5.625
05/01/2044
255,455
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
375,000 4.875
05/01/2031
378,500
700,000 5.800
05/01/2044
719,736
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
130,000 2.500
05/01/2026
127,293
335,000 3.125
05/01/2031
313,006
Pasadena Ridge Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
665,000 4.350
05/01/2031
660,598
Pasco Community Development District Capital Improvement RB
Series 2021A (NR/NR)
210,000 3.250
05/01/2031
195,984
745,000 3.550
05/01/2041
625,348
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
480,000 5.250
09/01/2035
535,615
500,000 5.250
09/01/2036
556,332
250,000 5.500
09/01/2037
281,203
210,000 5.500
09/01/2038
234,854
3,665,000 5.750
09/01/2054
4,044,474

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
$ 475,000 4.000%
05/01/2026
$ 475,126
515,000 4.000
05/01/2028
518,413
1,315,000 4.500
05/01/2031
1,320,880
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
455,000 4.250
06/15/2030
457,644
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
800,000 5.000
05/01/2031
791,912
Pentathlon Community Development District Special Assessment
Revenue Refunding Series 2012 (NR/A-)
1,330,000 4.500
11/01/2033
1,330,408
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
225,000 3.000
(c)
12/15/2031
213,389
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000 2.000
05/01/2028
500,576
555,000 2.000
05/01/2029
497,690
565,000 2.125
05/01/2030
494,246
1,000,000 2.625
05/01/2034
841,012
990,000 2.800
05/01/2037
799,989
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
145,000 2.750
05/01/2025
144,316
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,600,000 5.000
07/01/2029
1,624,095
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
20,000 2.875
05/01/2025
19,902
170,000 3.250
05/01/2031
158,458
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
435,000 2.800
05/01/2025
432,753
3,320,000 3.200
05/01/2031
3,094,316
1,870,000 3.500
05/01/2037
1,646,488
Preserve at Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
250,000 4.600
05/01/2031
251,354
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
235,000 4.750
11/01/2029
240,583
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
555,000 3.500
11/01/2030
542,971
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
110,000 2.500
05/01/2026
108,056
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
310,000 3.250
05/01/2027
303,421
1,820,000 4.000
05/01/2042
1,606,662
Prosperity Lakes Community Development District
690,000 5.875
12/15/2043
732,810
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
$ 60,000 2.200%
12/15/2026
$ 57,996
485,000 2.700
12/15/2031
443,091
730,000 3.125
12/15/2041
583,344
Ranches at Lake Mcleod Community Development District Polk
County, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
625,000 5.250
06/15/2043
639,532
Randal Park Community Development District Randal Walk
Special Assessment RB Series 2018 (NR/NR)
185,000 4.500
(c)
05/01/2029
186,621
Randal Park Community Development District Special Assessment
RB Series 2015 (NR/NR)
90,000 4.250
11/01/2025
90,116
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
370,000 4.250
05/01/2031
369,107
Reserve at Van Oaks Community Development District City of
Auburndale, Florida Special Assessment Bonds, Series 2023
Project (NR/NR)
670,000 5.125
05/01/2043
682,909
Reunion East Community Development District Special
Assessment Refunding Bonds for Osceola County Series
2015A (NR/NR)
165,000 5.000
05/01/2025
165,925
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
425,000 4.000
05/01/2030
420,984
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000 3.000
05/01/2036
1,009,163
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
405,000 4.000
05/01/2030
406,373
615,000 4.500
05/01/2040
602,231
610,000 4.750
05/01/2050
577,651
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 3.000
05/01/2032
177,877
400,000 3.300
05/01/2042
330,745
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
290,000 4.750
05/01/2030
292,862
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
280,000 4.750
05/01/2027
282,348
700,000 5.000
05/01/2032
723,388
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
120,000 4.375
05/01/2030
120,522
270,000 5.250
05/01/2043
274,899
River Bend Community Development District Special Assessment
RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000 4.000
05/01/2031
2,390,996
890,000 4.000
05/01/2035
883,162

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
$ 295,000 2.375%
05/01/2026
$ 287,671
600,000 3.000
05/01/2031
553,243
River Hall Community Development District
675,000 4.550
(c)
05/01/2031
672,955
River Hall Community Development District
700,000 6.250
05/01/2043
743,678
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
155,000 2.750
05/01/2025
154,160
690,000 3.250
05/01/2031
645,329
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-2 (NR/NR)
80,000 3.000
05/01/2026
78,681
920,000 3.000
05/01/2031
847,867
915,000 3.000
05/01/2036
777,890
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
70,000 3.000
05/01/2025
69,726
470,000 3.600
05/01/2030
450,149
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
100,000 2.400
05/01/2026
97,609
300,000 3.000
05/01/2031
275,830
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
125,000 2.400
(c)
05/01/2026
122,042
300,000 3.000
(c)
05/01/2031
275,775
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.500
05/01/2044
1,007,900
Rivington Community Development District Special Assessment
RB Series 2022 (NR/NR)
4,065,000 4.000
05/01/2052
3,326,620
Rolling Hills Community Development District Capital
Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
900,000 3.650
05/01/2032
847,647
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
965,000 3.750
05/01/2042
814,231
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
170,000 5.625
(c)
05/01/2029
172,628
830,000 6.250
(c)
05/01/2042
873,900
Rookery Community Development District City of Green Cove
Springs Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
410,000 4.250
05/01/2031
405,180
1,000,000 5.000
05/01/2044
968,949
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
615,000 2.850
05/01/2027
591,948
1,100,000 3.200
05/01/2032
1,008,786
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
410,000 3.400
11/01/2041
337,317
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
$ 820,000 5.000%
05/01/2043
$ 825,103
Rye Crossing Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
310,000 4.200
05/01/2031
306,334
750,000 5.000
05/01/2044
731,141
Rye Ranch Community Development District
235,000 5.700
05/01/2030
241,895
1,000,000 6.500
05/01/2043
1,079,009
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000 5.750
(c)
11/01/2043
677,552
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
1,625,000 5.000
05/01/2044
1,632,318
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
120,000 2.500
06/15/2025
119,060
320,000 3.000
06/15/2030
304,767
290,000 4.000
06/15/2040
272,732
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
165,000 2.625
12/15/2027
158,348
355,000 3.100
12/15/2032
331,394
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
450,000 4.750
05/01/2031
449,821
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
585,000 5.250
05/01/2042
592,822
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
670,000 2.375
05/01/2035
548,958
1,425,000 2.625
05/01/2040
1,093,306
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,000,000 3.750
(c)
06/15/2031
960,388
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
450,000 3.000
11/01/2031
427,386
1,100,000 3.300
11/01/2041
951,190
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
500,000 5.750
11/01/2042
525,329
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
2,520,000 4.000
07/01/2048
2,315,561
Savanna Lakes Community Development District Lee County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two (NR/NR)
625,000 5.250
06/15/2044
625,023
Savanna Lakes Community Development District Lee County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
815,000 5.125
(c)
06/15/2043
828,157

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sawgrass Village Community Development District
$ 350,000 5.250%
11/01/2030
$ 357,194
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
300,000 4.700
(c)
05/01/2031
300,817
700,000 5.550
(c)
05/01/2044
704,641
Sawgrass Village Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2023 Series
2023 Project (NR/NR)
525,000 4.875
05/01/2030
529,885
1,260,000 5.500
05/01/2043
1,281,762
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
1,100,000 6.125
11/01/2043
1,155,796
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
170,000 2.750
05/01/2025
169,182
465,000 3.250
05/01/2030
449,230
560,000 3.750
05/01/2040
506,712
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
645,000 5.125
05/01/2030
653,625
Scenic Terrace South Community Development District
400,000 6.500
11/01/2043
425,913
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
250,000 3.750
05/01/2027
247,218
540,000 4.125
05/01/2032
529,847
1,190,000 4.500
05/01/2042
1,117,160
Seagrove Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
980,000 4.250
06/15/2031
970,880
785,000 4.875
06/15/2044
766,377
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
725,000 5.250
(c)
06/15/2043
740,846
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
600,000 5.000
06/15/2043
609,105
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
300,000 4.400
10/01/2027
300,572
550,000 5.000
10/01/2032
560,203
Seminole Palms Community Development District City of
Palm Coast Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,250,000 5.200
(c)
05/01/2044
1,222,741
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
990,000 5.500
05/01/2043
1,015,165
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
3,300,000 4.700
05/01/2034
3,300,972
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
$ 735,000 4.500%
(c)
11/01/2029
$ 740,318
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
395,000 4.625
05/01/2030
398,896
725,000 5.500
05/01/2043
746,898
Shingle Creek at Bronson Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
1,000,000 3.500
06/15/2041
892,072
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,895,000 4.000
05/01/2029
1,888,565
5,000,000 4.750
05/01/2039
4,944,158
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
160,000 3.300
06/15/2032
147,906
450,000 4.000
06/15/2042
397,875
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
1,000,000 5.550
05/01/2044
1,012,346
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
900,000 3.000
06/15/2032
824,278
1,905,000 3.250
06/15/2042
1,618,567
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
695,000 5.375
05/01/2043
712,818
Six Mile Creek Community Development District Capital
Improvement & Refunding RB Series 2021 (NR/NR)
120,000 2.500
05/01/2026
117,165
325,000 3.100
05/01/2031
301,319
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
155,000 2.500
05/01/2026
151,833
715,000 3.000
05/01/2031
659,740
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
70,000 3.125
11/01/2025
69,521
495,000 3.625
11/01/2031
486,996
300,000 4.125
11/01/2040
287,444
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
550,000 5.100
05/01/2044
534,677
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
1,100,000 5.500
05/01/2043
1,130,965
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.200
05/01/2031
503,425
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
950,000 5.625
(c)
05/01/2044
952,795

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
$ 700,000 5.250%
05/01/2043
$ 716,054
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
120,000 2.375
06/15/2026
117,214
175,000 2.875
06/15/2031
163,965
475,000 3.250
06/15/2041
390,931
South Fork East Community Development District Capital
Improvement RB Refunding Series 2017 (NR/BBB)
445,000 3.450
05/01/2025
442,652
465,000 3.625
05/01/2026
458,689
975,000 4.125
05/01/2036
936,606
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
730,000 4.500
(c)
11/01/2029
736,850
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
590,000 4.625
05/01/2029
596,753
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
370,000 3.000
11/01/2025
364,618
Southern Groves Community Development District No. 5 Special
Assessment Bond Series 2021 (NR/NR)
185,000 2.400
05/01/2026
181,090
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
300,000 3.250
05/01/2029
286,936
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
35,000 3.375
05/01/2025
34,912
610,000 4.000
05/01/2030
613,640
330,000 4.300
05/01/2040
322,271
300,000 4.500
05/01/2046
284,068
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
580,000 5.375
05/01/2044
577,949
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
470,000 4.375
05/01/2031
470,332
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
900,000 4.000
12/15/2036
818,163
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
7,065,000 5.000
06/01/2047
7,577,929
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa2/AAA)
14,955,000 5.000
06/01/2052
15,923,692
State of Florida State Board of Education Public Education Capital
Outlay Refunding Bonds 2024 Series A (Aaa/AAA)
3,645,000 5.000
06/01/2026
3,750,790
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
95,000 2.450
05/01/2026
92,694
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Stillwater Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
$ 155,000 2.375%
(c)
06/15/2026
$ 150,878
Stonebrier Community Development District Special Assessment
Refunding Series 2016 (NR/A-)
280,000 3.000
05/01/2025
279,016
290,000 3.000
05/01/2026
287,013
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
460,000 3.000
(c)
11/01/2032
413,935
585,000 3.300
(c)
11/01/2041
475,009
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
760,000 6.375
11/01/2052
828,071
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
500,000 4.000
06/15/2030
502,975
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
825,000 5.375
06/15/2043
865,778
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
145,000 2.500
(c)
12/15/2025
143,032
500,000 3.000
(c)
12/15/2030
479,718
1,000,000 3.500
(c)
12/15/2040
907,214
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
500,000 3.625
12/15/2030
481,854
870,000 4.000
12/15/2039
801,709
Storey Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
55,000 3.125
12/15/2025
54,483
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
220,000 4.300
06/15/2027
220,891
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
300,000 4.450
06/15/2031
303,004
545,000 5.250
06/15/2044
555,797
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
250,000 3.000
06/15/2032
225,620
1,000,000 3.250
06/15/2042
793,789
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
125,000 2.375
(c)
06/15/2026
122,285
225,000 2.875
(c)
06/15/2031
213,045
275,000 3.300
(c)
06/15/2041
242,498
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
85,000 4.250
06/15/2027
85,172
260,000 4.500
06/15/2032
264,267
585,000 5.000
06/15/2042
591,140
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
545,000 5.250
(c)
05/01/2044
545,782

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
$ 275,000 3.150%
05/01/2031
$ 254,914
650,000 3.450
05/01/2041
539,692
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
75,000 3.000
05/01/2025
74,696
455,000 3.300
05/01/2031
425,358
750,000 3.750
05/01/2040
651,849
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
75,000 2.400
05/01/2026
73,354
160,000 3.000
05/01/2031
151,158
Summerstone Community Development District Special
Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000 2.750
(c)
05/01/2031
353,014
700,000 3.150
(c)
05/01/2041
600,117
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
165,000 3.250
05/01/2030
160,628
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
340,000 4.200
05/01/2027
339,730
460,000 4.600
05/01/2032
463,214
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-1 (AGM) (NR/AA)
395,000 2.500
05/01/2029
368,166
710,000 2.875
05/01/2033
633,787
1,430,000 3.000
05/01/2038
1,198,815
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
675,000 3.500
05/01/2029
658,548
Talis Park Community Development District Capital Improvement
RB Refunding Senior Series 2016 A-1 (NR/A+)
195,000 3.000
05/01/2025
193,877
200,000 3.000
05/01/2026
196,076
1,120,000 3.500
05/01/2031
1,070,752
1,355,000 4.000
05/01/2036
1,311,258
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
160,000 2.375
05/01/2026
156,060
285,000 3.000
05/01/2031
261,753
Tampa Bay Water Utility System Refunding RB Series 2015A
(Aa1/AA+)
7,090,000 4.000
10/01/2028
7,111,637
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,115,000 4.800
05/01/2036
1,117,209
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,655,000 3.400
06/15/2032
1,548,367
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,415,000 5.000
05/01/2043
1,423,653
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
The School Board of Sumter County Florida Certificates of
Participation Series 2024 (AGM) (NR/AA)
$ 3,100,000 5.250%
01/01/2049
$ 3,368,486
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
270,000 2.350
12/15/2026
260,849
750,000 3.000
12/15/2031
684,963
2,000,000 3.300
12/15/2041
1,638,123
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
205,000 3.000
05/01/2027
199,838
210,000 3.125
05/01/2028
204,192
230,000 3.375
05/01/2032
218,249
Tohoqua Community Development District Special Assessment
Phase 4A/5A Project Series 2021 (NR/NR)
735,000 3.600
05/01/2041
641,355
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
330,000 5.200
(c)
05/01/2028
336,310
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 4.625
05/01/2028
303,170
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,695,000 3.000
05/01/2033
4,407,971
5,280,000 3.000
05/01/2037
4,752,309
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
760,000 3.850
05/01/2029
755,434
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000 3.000
05/01/2033
1,896,757
4,920,000 3.000
05/01/2040
4,295,853
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
2,965,000 3.750
(c)
05/01/2029
2,935,389
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
1,600,000 5.000
11/01/2029
1,632,090
95,000 5.375
11/01/2039
98,511
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
410,000 4.250
(c)
06/15/2028
410,673
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
65,000 3.125
12/15/2025
64,273
735,000 3.625
12/15/2031
694,727
450,000 4.000
12/15/2040
399,550
Town of Davie RB Refunding for Nova Southeastern University,
Inc. Series 2018 (A3/A-)
750,000 5.000
04/01/2030
784,450
650,000 5.000
04/01/2031
679,377
10,430,000 5.000
04/01/2048
10,588,541

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Town of Davie, Florida Educational
Facilities Revenue and Refunding Bonds
(Nova Southeastern University Project), Series 2018 (A3/A-)
$ 550,000 5.000%
04/01/2032
$ 573,509
Town of Palm Beach GO Bonds for Underground Utility Project
Series 2018 (Aaa/AAA)
2,000,000 4.000
07/01/2043
2,004,754
7,000,000 4.000
07/01/2047
6,756,635
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
360,000 4.000
05/01/2030
356,524
595,000 4.375
05/01/2039
571,372
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
415,000 3.125
(c)
05/01/2030
395,919
475,000 3.625
(c)
05/01/2040
422,014
Towns at Woodsdale Community Development District Pasco
County Capital Improvement RB, Series 2023 (NR/NR)
645,000 6.125
(c)
11/01/2043
678,822
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
200,000 2.300
05/01/2026
195,267
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
485,000 5.250
(c)
11/01/2039
505,526
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
120,000 2.500
(c)
05/01/2025
119,348
235,000 3.250
(c)
05/01/2030
227,346
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,190,000 3.125
(c)
11/01/2041
941,694
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
65,000 2.500
11/01/2026
62,958
200,000 3.000
11/01/2031
182,739
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
490,000 4.125
05/01/2029
490,224
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000 4.625
(c)
11/01/2038
3,878,901
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
495,000 4.500
11/01/2029
499,559
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
2,000,000 4.750
11/01/2047
1,891,400
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
700,000 3.375
11/01/2030
660,358
TSR Community Development District Special Assessment RB for
Village 1 Project Series 2015 (NR/NR)
110,000 4.375
11/01/2025
110,101
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
150,000 3.000
05/01/2027
145,701
465,000 3.375
05/01/2032
432,017
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR) – (continued)
$ 1,430,000 4.000%
05/01/2042
$ 1,271,833
Turnbull Creek Community Development District Senior Special
Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000 4.250
05/01/2031
990,903
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
440,000 4.800
05/01/2031
441,521
1,065,000 5.625
05/01/2044
1,074,138
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
270,000 4.500
05/01/2030
271,018
500,000 5.375
05/01/2043
506,822
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
225,000 5.125
05/01/2030
228,031
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
375,000 2.625
05/01/2025
372,552
385,000 3.000
05/01/2026
377,954
400,000 3.125
05/01/2027
393,038
410,000 3.250
05/01/2028
401,549
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
20,000 4.200
05/01/2026
20,013
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000 5.000
05/01/2044
1,035,422
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
1,000,000 3.375
12/15/2030
946,655
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,370,000 5.000
(c)
12/15/2032
1,415,087
2,000,000 5.000
(c)
12/15/2037
2,043,750
4,470,000 5.000
(c)
12/15/2047
4,451,360
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
2,800,000 5.750
05/01/2043
2,879,911
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,440,000 5.125
05/01/2042
1,449,265
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
555,000 5.125
11/01/2030
563,498
2,000,000 6.000
11/01/2043
2,077,646
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
485,000 4.800
05/01/2031
485,501
700,000 5.625
05/01/2044
701,516
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
600,000 5.375
05/01/2033
620,146

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Union Park East Community Development District Special
Assessment Bonds for Assessment Area 3 Project Series 2021
(NR/NR)
$ 205,000 3.350%
(c)
05/01/2041
$ 167,337
225,000 4.000
(c)
05/01/2051
187,332
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
300,000 2.500
05/01/2027
291,612
310,000 2.500
05/01/2028
296,054
315,000 2.625
05/01/2029
299,098
1,060,000 3.000
05/01/2034
982,168
2,130,000 3.125
05/01/2038
1,934,261
1,725,000 3.250
05/01/2040
1,586,713
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
1,000,000 5.125
05/01/2043
1,017,895
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
865,000 4.300
05/01/2030
870,165
945,000 5.250
05/01/2043
962,789
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
120,000 3.000
(c)
05/01/2025
119,559
525,000 3.500
(c)
05/01/2031
504,369
975,000 4.000
(c)
05/01/2040
894,031
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
1,000,000 3.625
05/01/2041
868,745
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
1,000,000 4.625
(c)
05/01/2029
1,010,236
1,000,000 5.000
(c)
05/01/2038
1,018,751
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
300,000 4.500
11/01/2029
303,068
Veranda Community Development District II Special Assessment
Area 1 Preserve West Project Series 2018 A (NR/NR)
365,000 4.500
11/01/2029
368,748
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
45,000 2.500
(c)
05/01/2026
43,970
130,000 3.100
(c)
05/01/2031
120,020
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
90,000 2.500
(c)
05/01/2026
87,941
245,000 3.100
(c)
05/01/2031
226,190
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
375,000 4.500
05/01/2031
377,521
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
660,000 4.250
05/01/2031
662,930
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
800,000 5.250
06/15/2043
816,938
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
$ 1,000,000 4.250%
05/01/2037
$ 933,498
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
650,000 3.750
05/01/2026
644,191
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
355,000 3.500
(c)
05/01/2025
353,338
370,000 3.625
(c)
05/01/2026
366,949
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
100,000 4.750
11/01/2025
100,497
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
850,000 4.625
05/01/2031
853,079
750,000 5.500
05/01/2044
756,542
Verano #2 Community Development District Special Assessment
Bonds for Assessment Area – Pod D7 Project Area Series 2024
(NR/NR)
495,000 4.550
05/01/2031
493,499
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.450
11/01/2042
1,064,254
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
285,000 4.625
05/01/2030
288,179
450,000 5.375
05/01/2043
462,270
Verano No 3 Community Development District Special Assessment
for Phase 1 Assessment Area Series 2021 (NR/NR)
165,000 2.375
05/01/2026
160,668
300,000 3.000
05/01/2031
275,127
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000 3.250
05/01/2031
232,659
235,000 4.000
05/01/2040
212,148
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
50,000 2.875
05/01/2025
49,685
250,000 3.250
05/01/2031
232,659
1,050,000 4.000
05/01/2040
947,893
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
40,000 2.875
05/01/2025
39,748
250,000 3.250
05/01/2031
232,659
815,000 4.000
05/01/2040
735,745
Verona Walk Community Development District Special Assessment
Senior Lien RB Refunding for Capital Improvement Series
2013 A-1 (NR/A)
495,000 4.250
05/01/2030
495,125
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
380,000 2.000
05/01/2027
356,396
385,000 2.000
05/01/2028
351,684
395,000 2.000
05/01/2029
352,166
150,000 2.125
05/01/2030
130,399

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Viera Stewardship District Special Assessment RB Series 2021
(NR/NR)
$ 300,000 2.300%
05/01/2026
$ 292,329
930,000 2.800
05/01/2031
840,218
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,465,000 4.600
05/01/2033
1,484,288
900,000 5.300
05/01/2043
919,365
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
145,000 3.125
05/01/2025
144,575
430,000 3.500
05/01/2030
411,754
805,000 3.750
05/01/2037
728,790
Village Community Development District No. 12 Special
Assessment RB Series 2018 (NR/NR)
730,000 3.800
05/01/2028
732,571
1,785,000 4.000
05/01/2033
1,786,923
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
1,195,000 3.000
05/01/2029
1,153,662
1,410,000 3.375
05/01/2034
1,332,159
3,745,000 3.550
05/01/2039
3,417,863
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
570,000 1.875
(c)
05/01/2025
566,782
2,835,000 2.625
(c)
05/01/2030
2,651,326
3,270,000 3.000
(c)
05/01/2035
2,931,201
Village Community Development District No. 15 City of
Wildwood, Florida Special Assessment RB, Series 2023
(NR/NR)
815,000 4.250
(c)
05/01/2028
822,282
1,250,000 4.375
(c)
05/01/2033
1,275,999
1,025,000 4.850
(c)
05/01/2038
1,058,223
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,655,000 3.500
05/01/2032
1,641,586
1,945,000 4.000
05/01/2037
1,951,503
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
300,000 4.000
05/01/2026
302,405
285,000 4.000
05/01/2027
289,024
300,000 4.000
05/01/2028
306,177
315,000 4.000
05/01/2029
321,076
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
885,000 2.550
05/01/2031
811,251
1,900,000 2.850
05/01/2036
1,640,993
2,400,000 3.000
05/01/2041
1,957,315
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
100,000 4.625
05/01/2027
100,212
235,000 4.875
05/01/2032
238,761
610,000 5.125
05/01/2042
614,985
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
200,000 3.150
05/01/2032
183,493
500,000 3.450
05/01/2042
406,787
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment
Bonds for Phase 3 Project Series 2022 (NR/NR)
$ 80,000 3.125%
11/01/2027
$ 77,708
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
110,000 3.250
05/01/2027
107,609
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
220,000 4.000
05/01/2029
218,837
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
65,000 2.625
05/01/2025
64,702
245,000 3.200
05/01/2030
237,233
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
325,000 4.625
05/01/2031
327,743
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
225,000 3.000
11/01/2025
220,993
230,000 3.200
11/01/2026
224,158
1,400,000 4.125
11/01/2046
1,255,065
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
700,000 5.200
05/01/2044
686,924
Waters Edge Community Development District Capital
Improvement RB Refunding Senior Lien Series 2015 A-1
(NR/A)
2,145,000 4.000
05/01/2031
2,093,984
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
500,000 5.125
(c)
11/01/2038
506,706
Waterset North Community Development District Special
Assessment RB Series 2014 (NR/NR)
2,340,000 5.500
11/01/2045
2,340,631
Wellness Ridge Community Development District Special
Assessment Bonds for Assessment Area Two Series 2024
(NR/NR)
240,000 4.250
(c)
06/15/2031
237,134
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
400,000 4.250
06/15/2030
402,243
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
375,000 3.625
11/01/2029
365,738
1,000,000 4.000
11/01/2039
909,638
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
900,000 5.250
06/15/2043
922,804
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
255,000 2.750
(c)
05/01/2026
249,625
415,000 3.250
(c)
05/01/2031
386,078
515,000 3.625
(c)
05/01/2041
433,751
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
170,000 4.750
05/01/2032
171,131
300,000 5.125
05/01/2042
299,037

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
$ 95,000 2.650%
(c)
05/01/2025
$ 94,305
630,000 3.000
(c)
05/01/2031
568,540
1,725,000 4.000
(c)
05/01/2040
1,558,273
1,595,000 4.000
(c)
05/01/2051
1,321,975
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
200,000 2.400
05/01/2026
195,192
575,000 3.000
05/01/2031
528,177
West Villages Improvement District Capital Improvement
RB for Unit Of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
990,000 5.375
05/01/2044
994,609
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
435,000 4.625
05/01/2029
439,368
475,000 5.375
05/01/2042
491,288
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
490,000 4.625
05/01/2030
494,999
770,000 5.375
05/01/2043
792,582
West Villages Improvement District Unit of Development No. 3
Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,530,000 5.000
05/01/2032
2,575,320
1,930,000 4.500
05/01/2034
1,936,683
3,390,000 5.000
05/01/2037
3,431,907
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
750,000 4.250
05/01/2029
751,216
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
105,000 2.500
05/01/2026
102,549
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
465,000 6.000
05/01/2043
491,827
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
225,000 2.500
05/01/2026
219,758
Westside Community Development District Solara Phase 2
Assessment Area Special Assessment RB Series 2019
(NR/NR)
355,000 3.900
05/01/2029
351,663
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
810,000 3.750
(c)
05/01/2029
798,610
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
745,000 4.875
05/01/2031
748,653
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
130,000 2.500
05/01/2026
127,034
650,000 3.000
05/01/2031
595,688
1,400,000 3.250
05/01/2041
1,125,599
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 75,000 5.000%
06/15/2029
$ 76,138
1,000,000 5.750
06/15/2042
1,046,019
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
445,000 4.875
05/01/2028
447,281
835,000 5.375
05/01/2043
847,540
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
545,000 5.375
05/01/2043
553,173
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
575,000 5.375
05/01/2043
593,052
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
135,000 4.250
05/01/2031
135,117
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,285,000 3.750
(c)
06/15/2030
1,244,088
3,350,000 4.250
(c)
06/15/2039
3,109,213
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
750,000 5.625
05/01/2044
752,560
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,300,000 5.625
05/01/2042
1,350,017
Willows Community Development District Special Assessment RB
Series 2019 (NR/NR)
500,000 4.370
05/01/2029
503,066
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
85,000 2.400
05/01/2026
82,807
300,000 2.950
05/01/2031
272,052
865,000 3.350
05/01/2041
694,760
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
200,000 4.250
11/01/2029
200,520
680,000 4.875
11/01/2039
680,281
Winding Oaks Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
465,000 4.600
05/01/2031
464,048
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
315,000 4.600
05/01/2031
318,348
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
900,000 4.000
05/01/2042
783,153
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
25,000 3.000
05/01/2025
24,888
230,000 3.650
05/01/2030
220,931

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
$ 765,000 4.875%
05/01/2036
$ 767,417
250,000 5.000
05/01/2047
247,330
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
235,000 2.500
05/01/2025
233,628
640,000 3.125
05/01/2030
599,088
Wynnfield Lakes Community Development District Special
Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000 4.500
05/01/2036
1,450,039
Yarborough Lane Community Development District Polk County
Florida Special Assessment Bonds Series 2024 (NR/NR)
340,000 4.750
05/01/2031
338,412
875,000 5.350
05/01/2044
865,898
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
90,000 2.500
05/01/2026
87,974
340,000 3.000
05/01/2031
312,137
1,284,719,435
Georgia - 2.2%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bowen Project Series 2009
(A3/A/A-2) (PUTABLE)
3,920,000 3.950
(a)(b)
12/01/2032
3,997,153
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(A3/A) (PUTABLE)
1,665,000 3.875
(a)(b)
10/01/2032
1,675,685
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000 4.000
08/01/2053
1,011,087
City of Atlanta RB for Water & Wastewater Series 2018 B
(Aa2/AA-)
4,750,000 3.500
11/01/2043
4,162,582
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
2,380,000 5.750
04/01/2053
2,641,781
County of Fulton RB Refunding for Water & Sewerage Series 2013
A (Aa2/AA)
7,585,000 4.000
01/01/2035
7,569,561
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
840,000 4.000
06/01/2046
822,371
1,675,000 5.000
06/01/2049
1,804,793
1,635,000 5.000
06/01/2054
1,750,075
Development Authority of Bartow County Pollution Control RB
First Series 1997 (A3/A)
5,000,000 1.800
(a)
09/01/2029
4,332,604
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(A3/A) (PUTABLE)
4,355,000 3.375
(a)(b)
11/01/2053
4,355,740
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (Baa1/BBB+) (PUTABLE)
3,055,000 3.375
(a)(b)
11/01/2048
3,055,519
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(A3/A) (PUTABLE)
$ 3,800,000 3.700%
(a)(b)
10/01/2032
$ 3,848,192
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
4,000,000 4.000
04/01/2050
3,805,966
Development Authority of The Unified Government of Athens-
Clarke County Refunding RB for University of Georgia
Project - Bolton Commons, LLC Series 2024 (Aa3/NR)
975,000 3.000
06/15/2040
859,249
1,475,000 4.000
06/15/2049
1,414,050
2,070,000 4.000
06/15/2056
1,956,207
Downtown Smyrna Development Authority, Georgia RB
(City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000 5.000
02/01/2027
2,759,663
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
290,000 5.000
03/01/2027
274,468
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
2,215,000 2.375
01/01/2031
2,013,938
1,850,000 4.000
01/01/2036
1,841,347
Glynn-Brunswick Memorial Hospital Authority RB Refunding
for Southeast Georgia Health System Obligated Group Series
2020 (Baa1/BBB)
775,000 4.000
08/01/2035
733,477
500,000 4.000
08/01/2036
469,159
750,000 4.000
08/01/2037
697,187
745,000 4.000
08/01/2038
685,779
Housing Authority of The City of Warner Robins Multifamily
Housing RB for Arbours at Wellston Project Series 2024
(Aaa/NR)
1,585,000 5.000
(a)(b)
02/01/2029
1,650,407
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
2,800,000 5.000
05/15/2030
2,897,678
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
15,875,000 4.000
(a)(b)
07/01/2052
15,987,749
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
10,295,000 4.000
(a)(b)
05/01/2052
10,340,707
Main Street Natural Gas Inc. Gas Supply RB Series 2022A
(A3/NR)
2,185,000 4.000
12/01/2026
2,196,301
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,745,000 5.000
(a)(b)
07/01/2053
8,149,076
Main Street Natural Gas Inc. Gas Supply RB Series 2024D
(Aa3/NR)
17,000,000 5.000
(a)(b)
04/01/2054
18,054,869
Main Street Natural Gas Inc. Gas Supply RB Series 2024E
(A3/NR)
15,000,000 5.000
(a)(b)
05/01/2055
15,830,143
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
2,760,000 5.000
(a)(b)
12/01/2053
2,916,586

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
$ 1,215,000 5.000%
05/15/2028
$ 1,259,606
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
24,500,000 5.000
(a)(b)
09/01/2053
25,828,346
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C
(NR/BBB-)
6,310,000 4.000
(c)
11/01/2027
6,272,424
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(A1/AA-)
2,850,000 5.000
(a)(b)
07/01/2054
2,901,512
Monroe County Development Authority Pollution Control RB First
Series 2009 (A3/A/A-1) (PUTABLE)
1,850,000 1.000
(a)(b)
07/01/2049
1,735,177
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(A3/A) (PUTABLE)
1,940,000 3.875
(a)(b)
12/01/2041
1,952,449
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(A3/A) (PUTABLE)
3,520,000 3.875
(a)(b)
06/01/2042
3,542,589
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(A3/A) (PUTABLE)
1,940,000 3.875
(a)(b)
04/01/2043
1,952,449
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4
Project J Bonds (A3/A)
1,060,000 5.000
07/01/2052
1,101,896
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4
Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000 5.000
07/01/2053
2,415,224
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A3/A)
4,360,000 5.000
01/01/2025
4,360,000
4,575,000 5.000
01/01/2026
4,652,432
4,805,000 5.000
01/01/2027
4,977,137
5,040,000 5.000
01/01/2028
5,306,030
5,295,000 5.000
01/01/2029
5,572,315
1,080,000 5.000
01/01/2034
1,129,508
Private Colleges & Universities Authority RB Refunding for Agnes
Scott College, Inc. Series 2021 (NR/A-)
495,000 5.000
06/01/2031
529,631
400,000 5.000
06/01/2032
430,314
500,000 5.000
06/01/2033
537,170
400,000 4.000
06/01/2034
403,056
500,000 4.000
06/01/2035
499,424
1,000,000 4.000
06/01/2045
925,348
Rockdale County Development Authority RB Refunding for Pratt
Paper LLC Project Series 2018 (NR/NR)
2,615,000 4.000
(c)
01/01/2038
2,506,732
Savannah Economic Development Authority Recovery Zone
Facility Revenue Refunding Bonds International Paper
Company Project Series 2019A (NR/BBB) (PUTABLE)
925,000 3.450
(a)(b)
11/01/2033
912,174
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
4,745,000 5.000
07/01/2025
4,793,062
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
$ 10,000,000 0.000%
(c)(i)
12/15/2048
$ 8,450,614
The Atlanta Development Authority Senior RB for Westside Gulch
Area Project Series 2024A-1 (NR/NR)
2,625,000 5.000
(c)
04/01/2034
2,632,037
Upper Oconee Basin Water Authority RB Series 2024 (Aa1/NR)
3,320,000 5.000
07/01/2055
3,555,481
237,695,286
Guam - 0.6%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,285,000 5.250
10/01/2030
1,357,094
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,265,000 5.250
10/01/2029
1,327,663
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
250,000 5.250
10/01/2037
265,435
250,000 5.250
10/01/2038
265,589
350,000 5.250
10/01/2039
371,346
200,000 5.250
10/01/2040
211,877
350,000 5.250
10/01/2041
369,984
250,000 5.250
10/01/2043
261,966
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
765,000 3.099
10/01/2028
709,126
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
335,000 3.625
02/01/2025
334,770
2,045,000 4.250
02/01/2030
2,006,058
Guam Government GO Bonds Series 2019 (Baa3/BB-)
1,765,000 5.000
11/15/2031
1,789,472
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
2,255,000 5.000
12/01/2026
2,309,239
2,000,000 5.000
12/01/2027
2,046,769
Guam Government RB Refunding Series 2021 E (Baa3/NR)
4,175,000 3.250
11/15/2026
4,076,163
Guam Government RB Refunding Series 2021 F (Baa3/NR)
525,000 5.000
01/01/2028
544,655
1,250,000 5.000
01/01/2030
1,314,561
950,000 5.000
01/01/2031
1,008,306
7,065,000 4.000
01/01/2042
6,713,283
Guam Power Authority Refunding RB 2024 Series A (Baa2/BBB)
535,000 5.000
10/01/2039
575,549
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000 5.000
10/01/2029
1,943,697
Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
450,000 5.000
10/01/2040
482,616
350,000 5.000
10/01/2042
369,614
350,000 5.000
10/01/2043
368,656
375,000 5.000
10/01/2044
394,603
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
6,995,000 5.000
01/01/2050
7,183,942

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
$ 125,000 5.000%
07/01/2025
$ 125,838
785,000 5.000
07/01/2026
801,607
500,000 5.000
07/01/2027
517,674
525,000 5.000
07/01/2028
543,310
345,000 5.000
07/01/2029
356,722
1,000,000 5.000
07/01/2035
1,027,308
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
1,375,000 5.000
07/01/2035
1,491,511
1,350,000 5.000
07/01/2036
1,467,629
1,325,000 5.000
07/01/2037
1,434,687
1,200,000 5.000
07/01/2039
1,283,247
1,000,000 5.000
07/01/2042
1,061,349
1,000,000 5.000
07/01/2044
1,055,237
1,100,000 5.000
07/01/2045
1,157,398
1,125,000 5.000
01/01/2046
1,178,839
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
8,650,000 5.000
01/01/2046
8,729,561
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000 5.000
07/01/2037
203,485
Port Authority of Guam Private Activity RB Series 2018 B
(Baa2/A)
400,000 5.000
07/01/2029
412,989
600,000 5.000
07/01/2031
616,611
250,000 5.000
07/01/2033
255,737
225,000 5.000
07/01/2034
229,742
225,000 5.000
07/01/2036
229,378
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000 5.000
07/01/2048
2,517,057
Territory of Guam Hotel Occupancy Tax RB Refunding Series
2021 A (Baa3/NR)
300,000 5.000
11/01/2027
309,538
450,000 5.000
11/01/2028
467,842
450,000 5.000
11/01/2029
470,547
1,000,000 5.000
11/01/2030
1,050,829
67,597,705
Hawaii - 0.4%
City and County of Honolulu Multifamily Housing
RB Maunakea Tower Apartments Series 2023
(HUD SECT 8) (Aaa/NR) (PUTABLE)
220,000 5.000
(a)(b)
06/01/2027
224,706
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
2,900,000 5.000
(c)
07/01/2034
2,939,746
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
5,250,000 4.000
07/01/2047
5,159,692
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
6,575,000 4.000
03/01/2037
5,898,073
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
12,795,000 3.200
07/01/2039
10,449,999
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
$ 1,040,000 3.500%
10/01/2049
$ 786,528
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
30,000 4.000
05/15/2026
29,928
35,000 5.000
05/15/2030
35,759
150,000 5.000
05/15/2031
153,026
180,000 5.000
05/15/2032
183,010
60,000 3.000
05/15/2033
51,933
100,000 3.000
05/15/2034
84,909
150,000 3.000
05/15/2035
124,880
670,000 3.250
05/15/2039
540,814
575,000 5.000
05/15/2044
566,810
1,000,000 5.000
05/15/2049
968,032
State of Hawaii Airports System RB Series 2022A (A1/AA-)
9,000,000 5.000
07/01/2051
9,290,915
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
4,775,000 3.100
05/01/2026
4,615,780
42,104,540
Idaho - 0.0%
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
3,850,000 5.000
09/01/2051
4,032,333
a a
Illinois - 10.0%
Barrington Community Unit School District GO School Bonds
Series 2021 (NR/AAA)
2,255,000 5.000
12/01/2029
2,460,104
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
1,710,000 3.750
07/01/2041
1,625,656
Berwyn Municipal Securitization Corp. RB Refunding Series 2019
(AGM-CR) (NR/AA)
7,200,000 5.000
01/01/2035
7,586,700
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
3,900,000 5.000
04/01/2046
3,901,697
Board of Education of The City of Chicago
Unlimited Tax GO Refunding Bonds
(Dedicated Revenues), Series 2021B (NR/BB+)
5,000,000 5.000
12/01/2030
5,170,425
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
10,975,000 5.000
12/01/2042
10,831,312
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
900,000 5.000
12/01/2039
908,171
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
3,275,000 5.000
12/01/2047
3,195,090
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
1,900,000 5.000
12/01/2034
1,918,295
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000 4.000
12/01/2041
4,403,296

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
$ 650,000 4.000%
10/01/2043
$ 605,551
Champaign County Community Unit School District No. 4
Champaign GO Bonds Series 2020 A (NR/AA)
350,000 0.000
(f)
01/01/2026
336,661
165,000 0.000
(f)
01/01/2027
152,574
240,000 0.000
(f)
01/01/2028
213,202
330,000 5.000
01/01/2029
346,844
110,000 5.000
01/01/2031
115,497
1,570,000 5.000
01/01/2032
1,646,890
630,000 5.000
01/01/2033
660,103
1,270,000 5.000
01/01/2034
1,327,992
Chicago GO Bonds 2019A (NR/BBB+)
2,750,000 5.000
01/01/2027
2,815,286
590,000 5.000
01/01/2028
610,303
Chicago GO Bonds 2019A (NR/NR)
1,025,000 5.000
01/01/2027
1,064,590
100,000 5.000
01/01/2028
105,769
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
3,550,000 6.000
04/01/2046
3,655,038
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2017 (NR/NR)
835,000 5.000
04/01/2034
847,389
500,000 5.000
04/01/2035
506,634
335,000 5.000
04/01/2036
339,113
1,300,000 5.000
04/01/2037
1,314,691
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
2,105,000 0.000
(f)
12/01/2026
1,948,956
1,625,000 0.000
(f)
12/01/2027
1,443,712
3,005,000 0.000
(f)
12/01/2029
2,450,747
4,465,000 0.000
(f)
12/01/2030
3,491,255
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
465,000 0.000
(f)
12/01/2027
413,123
1,040,000 0.000
(f)
12/01/2028
885,341
90,000 0.000
(f)
12/01/2029
73,400
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB+)
510,000 0.000
(f)
01/01/2031
398,310
Chicago Illinois Board of Education GO Bonds Series 2015 C
(NR/BB+)
2,500,000 6.000
12/01/2035
2,502,109
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
4,070,000 0.000
(f)
12/01/2031
3,039,871
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
2,530,000 5.500
12/01/2026
2,568,760
11,080,000 5.500
12/01/2029
11,487,742
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
205,000 0.000
(f)
12/01/2025
197,632
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
$ 4,120,000 5.250%
12/01/2039
$ 4,066,549
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
10,380,000 6.038
12/01/2029
10,223,179
2,500,000 6.138
12/01/2039
2,314,811
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
5,160,000 7.000
12/01/2044
5,248,412
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000 6.500
12/01/2046
7,314,977
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
3,500,000 5.000
12/01/2025
3,531,550
1,270,000 5.000
12/01/2026
1,302,049
2,375,000 5.000
12/01/2027
2,460,038
2,500,000 5.000
12/01/2028
2,610,242
2,750,000 5.000
12/01/2030
2,860,410
4,700,000 5.000
12/01/2031
4,879,645
1,350,000 5.000
12/01/2032
1,399,578
3,800,000 5.000
12/01/2033
3,932,319
1,500,000 5.000
12/01/2034
1,548,872
1,000,000 5.000
12/01/2035
1,030,532
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 C
(AGM) (NR/AA)
2,180,000 5.000
12/01/2028
2,276,131
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000 0.000
(f)
12/01/2026
1,848,270
300,000 0.000
(f)
12/01/2027
265,772
2,500,000 4.000
12/01/2027
2,489,055
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
1,000,000 5.000
12/01/2026
1,013,568
3,060,000 5.000
12/01/2028
3,142,510
1,000,000 5.000
12/01/2029
1,030,744
3,000,000 5.000
12/01/2030
3,080,506
1,000,000 5.000
12/01/2031
1,025,939
1,000,000 5.000
12/01/2032
1,021,997
1,000,000 5.000
12/01/2033
1,019,577
Chicago Illinois Capital Appreciation GO Bonds for City Colleges
Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000 0.000
(f)
01/01/2030
1,213,557
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB+)
880,000 0.000
(f)
01/01/2032
655,730
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15
Series 2005 D (Baa3/BBB+)
430,000 5.500
01/01/2037
430,499
2,920,000 5.500
01/01/2040
2,923,391
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000 5.500
01/01/2039
1,321,533
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
4,280,000 5.000
01/01/2029
4,469,055
1,135,000 5.000
01/01/2031
1,180,931

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
$ 4,435,000 5.000%
01/01/2025
$ 4,435,000
5,600,000 5.000
01/01/2038
5,610,877
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
375,000 6.000
01/01/2038
386,502
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000 5.000
01/01/2047
4,360,940
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 C (NR/A+)
3,615,000 5.000
01/01/2037
3,651,513
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 D (NR/A+)
8,955,000 5.250
01/01/2035
9,243,433
Chicago Illinois Sales Tax Refunding Series 2002 (NR/NR)
1,105,000 5.000
01/01/2025
1,105,000
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
550,000 5.250
01/01/2042
563,072
1,330,000 4.000
01/01/2052
1,248,764
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
855,000 5.000
01/01/2039
925,028
515,000 5.000
01/01/2040
554,801
500,000 5.000
01/01/2041
536,361
Chicago Park District GO LT Refunding Bonds Series 2024B
(NR/AA-)
3,350,000 5.000
01/01/2038
3,652,094
Chicago Transit Authority Sales Tax Receipts Refunding RB Series
2024A (NR/AA)
7,500,000 5.000
12/01/2041
8,205,142
5,000,000 5.000
12/01/2042
5,435,178
City of Belleville Sales Tax Revenue Tax Allocation Refunding for
Carlyle and Green Mount Redevelopment Project Series 2021
B (NR/NR)
200,000 3.250
07/01/2029
200,000
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000 5.750
04/01/2034
1,450,883
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000 5.000
04/01/2045
2,569,701
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa3/BB+)
3,230,000 5.500
12/01/2026
3,257,708
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
3,000,000 5.000
12/01/2046
2,927,688
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
2,750,000 5.000
12/01/2046
2,690,761
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
2,300,000 5.000
12/01/2036
2,339,109
750,000 5.000
12/01/2038
758,962
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017C (NR/BB+)
500,000 5.000
12/01/2025
502,721
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017H (NR/BB+)
$ 4,500,000 5.000%
12/01/2036
$ 4,529,053
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
2,450,000 5.000
12/01/2029
2,550,247
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (NR/BB+)
6,495,000 5.000
12/01/2025
6,530,341
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
15,000,000 5.000
12/01/2027
15,507,728
5,450,000 5.000
12/01/2029
5,672,998
4,365,000 5.000
12/01/2030
4,540,251
City of Chicago Board of Education UT GO Refunding Bonds
Series 2022B (NR/BB+)
3,000,000 4.000
12/01/2037
2,766,359
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
1,300,000 5.125
12/01/2032
1,300,255
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
4,675,000 5.000
01/01/2026
4,728,753
670,000 5.000
01/01/2027
685,906
8,835,000 5.000
01/01/2028
9,139,022
940,000 5.000
01/01/2032
983,481
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB+)
1,260,000 5.000
01/01/2027
1,289,913
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB+)
301,000 4.000
01/01/2028
303,183
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB+)
2,000,000 5.000
01/01/2041
2,068,540
City of Chicago GO Bonds Series 2015A (NR/BBB+)
2,700,000 5.250
(d)
01/01/2025
2,700,000
City of Chicago GO Bonds Series 2019A (NR/BBB+)
10,995,000 5.500
01/01/2049
11,222,288
City of Chicago GO Bonds Series 2021B (NR/BBB+)
2,456,000 4.000
01/01/2038
2,333,046
5,330,000 4.000
01/01/2044
4,802,779
1,000,000 4.000
01/01/2049
864,860
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
1,000,000 5.000
01/01/2029
1,044,172
1,950,000 4.000
01/01/2035
1,910,634
3,250,000 5.000
01/01/2035
3,403,516
1,560,000 5.500
01/01/2043
1,614,563
City of Chicago GO Bonds Series 2024A (NR/BBB+)
12,025,000 5.000
01/01/2044
12,225,720
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
2,745,000 5.000
01/01/2025
2,745,000
2,670,000 5.000
01/01/2029
2,787,938
10,215,000 5.000
01/01/2030
10,745,656
City of Chicago IL Waterworks Revenue RB Series 1999
(Baa1/A+)
1,560,000 5.000
11/01/2028
1,604,447
2,010,000 5.000
11/01/2029
2,067,759
1,000,000 5.000
11/01/2030
1,027,993
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
6,000,000 5.000
01/01/2037
6,376,487
4,750,000 5.000
01/01/2038
5,026,533

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A) – (continued)
$ 3,935,000 5.000%
01/01/2039
$ 4,132,632
City of Chicago Midway Airport Second Lien Revenue Refunding
Bonds Series 2016B (NR/A)
8,000,000 5.000
01/01/2041
8,043,347
City of Chicago Midway Airport Senior Lien Airport Refunding
RB Series 2023C (AMT) (NR/A)
2,000,000 5.000
01/01/2028
2,069,132
City of Chicago Multi-Family Housing RB for United Yards 1A
Project Series 2024 (Aaa/NR)
2,200,000 3.500
(a)(b)
08/01/2027
2,199,881
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,500,000 5.250
01/01/2053
1,551,042
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
4,500,000 5.500
01/01/2053
4,716,320
City of Chicago O’Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A
(AMT) (NR/A+)
12,045,000 5.000
01/01/2032
12,045,000
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2016D (NON-AMT) (NR/A+)
1,000,000 5.000
01/01/2052
1,011,239
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
5,660,000 5.000
01/01/2052
5,675,339
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,250,000 4.500
01/01/2048
2,241,767
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
1,875,000 5.000
01/01/2036
2,008,124
2,500,000 5.000
01/01/2037
2,668,477
2,500,000 5.000
01/01/2038
2,657,091
5,500,000 5.500
01/01/2053
5,914,048
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
1,850,000 5.000
01/01/2040
2,028,168
2,000,000 5.000
01/01/2041
2,183,298
City of Chicago O'Hare International Airport General
Airport Senior Lien Refunding RB Series 2024D
(NON-AMT) (NR/A+)
1,200,000 5.000
01/01/2039
1,332,520
1,000,000 5.000
01/01/2040
1,105,165
1,600,000 5.000
01/01/2042
1,752,936
1,900,000 5.000
01/01/2043
2,072,776
1,460,000 5.000
01/01/2044
1,587,384
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
4,880,000 5.000
01/01/2042
4,917,799
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A (NR/A+)
27,000,000 5.000
01/01/2027
27,000,000
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A
(AMT) (NR/A+)
1,000,000 5.000
01/01/2029
1,000,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
$ 4,250,000 5.000%
01/01/2033
$ 4,301,937
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000 4.000
01/01/2042
2,427,955
City of Chicago O'Hare International Airport General Airport
Senior Lien RR Bonds Series 2016B (NON-AMT) (NR/A+)
2,000,000 5.000
01/01/2041
2,014,718
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
2,420,000 5.000
01/01/2032
2,684,553
City of Chicago Second Lien Wastewater Transmission RB,
Refunding Series 2023B (AGM) (NR/AA)
3,350,000 5.000
01/01/2035
3,686,509
1,300,000 5.000
01/01/2036
1,420,212
200,000 5.000
01/01/2037
217,446
1,660,000 5.000
01/01/2038
1,797,016
City of Chicago Second Lien Wastewater Transmission Revenue
Refunding Bonds Series 2008C (NR/A+)
2,000,000 5.000
01/01/2035
2,000,356
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,645,000 5.000
11/01/2026
1,698,448
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
19,000,000 5.000
03/01/2039
20,846,405
17,785,000 5.000
03/01/2040
19,417,549
Cook County Community School District No. 97 Oak Park GO
Bonds Series 2020 (Aa2/NR)
200,000 4.000
01/01/2029
204,535
145,000 4.000
01/01/2030
148,138
Cook County High School District No. 209 Proviso Township GO
Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000 5.500
12/01/2036
11,114,968
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000 4.000
11/15/2037
3,510,524
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
3,750,000 4.000
11/15/2039
3,732,376
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000 4.000
11/15/2047
1,419,863
District of Greater Chicago Metropolitan Water Reclamation GO
UT Bonds 2016 Series E (NR/AA+)
7,520,000 5.000
12/01/2045
7,622,153
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
615,000 5.000
11/01/2033
617,644
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
1,000,000 5.000
12/15/2040
1,097,659
1,000,000 5.000
12/15/2041
1,093,471
1,000,000 5.000
12/15/2042
1,086,470
Illinois Finance Authority RB for Columbia College Chicago Series
2019 (NR/BBB-)
1,320,000 5.000
12/01/2034
1,291,114
1,695,000 5.000
12/01/2039
1,616,676

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Cook County School District No.
73 East Prairie Series 2018 (BAM) (A1/AA)
$ 2,325,000 4.000%
12/01/2036
$ 2,339,444
1,420,000 4.000
12/01/2037
1,422,650
4,230,000 4.000
12/01/2042
4,215,464
Illinois Finance Authority RB for Cook County School District No.
95 Brookfield Series 2018 (Aa2/NR)
500,000 4.000
12/01/2038
501,045
400,000 4.000
12/01/2040
401,026
1,085,000 4.000
12/01/2042
1,086,245
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
1,235,000 5.500
(c)
08/01/2043
1,317,203
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,000,000 5.000
03/01/2040
970,424
685,000 5.000
03/01/2042
660,867
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+)
1,300,000 4.000
12/15/2032
1,328,140
3,740,000 4.000
12/15/2033
3,806,997
1,700,000 4.000
12/15/2034
1,722,655
1,395,000 4.000
12/15/2035
1,402,542
2,750,000 3.000
12/15/2036
2,545,834
2,000,000 3.000
12/15/2037
1,824,011
Illinois Finance Authority RB for Mercy Health Corporation Series
2016 (A2/NR)
15,205,000 5.000
12/01/2046
15,318,122
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000 4.000
07/15/2047
22,783,614
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
685,000 5.500
05/15/2026
689,478
725,000 5.500
05/15/2027
733,697
765,000 5.500
05/15/2028
778,493
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
9,600,000 6.125
(c)
04/01/2049
9,423,261
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
05/01/2040
992,996
Illinois Finance Authority RB Refunding for Christian Homes, Inc.
Obligated Group Series 2021 B (NR/NR)
1,645,203 3.250 *
05/15/2027
1,200,998
Illinois Finance Authority RB Refunding for Edward Elmhurst
Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000 4.250
(d)
01/01/2028
4,145,348
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
875,000 4.000
05/15/2027
868,055
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
750,000 5.000
09/01/2026
753,169
500,000 5.000
09/01/2027
503,950
500,000 5.000
09/01/2028
504,658
1,600,000 5.000
09/01/2030
1,614,627
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR) – (continued)
$ 1,000,000 5.000%
09/01/2031
$ 1,005,412
1,000,000 5.000
09/01/2032
1,002,524
1,035,000 5.000
09/01/2033
1,033,708
1,150,000 5.000
09/01/2034
1,143,240
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
900,000 4.000
09/01/2041
834,623
4,100,000 5.000
09/01/2046
4,145,337
Illinois Finance Authority RB Refunding for Lawndale Educational
& Regional Network Charter School Obligated Group Series
2021 (NR/BBB)
650,000 4.000
11/01/2041
603,640
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
375,000 5.000
05/15/2041
359,282
Illinois Finance Authority RB Refunding for University of Chicago
Series 2018 A (Aa2/AA-)
3,025,000 5.000
10/01/2041
3,096,509
Illinois Finance Authority RB Refunding for University of Chicago
Series 2021 A (Aa2/AA-)
1,380,000 5.000
10/01/2037
1,593,896
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000 4.000
(c)
10/01/2042
332,327
Illinois Finance Authority RB The University of Chicago Series
2024A (Aa2/AA-)
625,000 5.250
04/01/2041
696,691
735,000 5.250
04/01/2042
817,413
900,000 5.250
04/01/2043
996,208
1,300,000 5.250
04/01/2044
1,433,389
1,600,000 5.250
04/01/2045
1,759,175
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BBB-)
1,000,000 5.000
12/01/2049
902,768
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
1,000,000 5.000
08/01/2029
1,048,529
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
6,000,000 4.125
(a)(b)(c)
12/01/2050
5,934,227
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000 4.250
10/01/2039
3,755,820
3,000,000 4.700
10/01/2044
3,027,387
Illinois Housing Development Authority RB Social Bonds 2024
Series I (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,545,000 4.450
10/01/2044
6,471,792
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien
Series 2020 A (NR/AA-)
1,230,000 5.000
01/01/2036
1,312,061
5,290,000 4.000
01/01/2038
5,281,031
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018
C (NR/AA-)
5,985,000 5.000
01/01/2027
6,182,973
9,605,000 5.000
01/01/2028
10,108,854
11,500,000 5.000
01/01/2029
12,248,650

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds
Series 2021 (NR/BBB+)
$ 1,500,000 5.000%
06/15/2030
$ 1,567,823
Illinois Sports Facilities Authority Refunding Bonds Series 2014
(AGM) (NR/AA)
4,160,000 5.000
06/15/2027
4,182,608
Illinois Sports Facilities Authority Sports Facilities Refunding
Bonds Series 2021 (NR/BBB+)
480,000 5.000
06/15/2032
497,708
Illinois State GO Bonds Series 2017 A (A3/A-)
375,000 4.500
12/01/2041
376,252
Illinois State GO Bonds Series 2017 D (A3/A-)
2,000,000 5.000
11/01/2025
2,025,674
13,250,000 5.000
11/01/2026
13,636,398
25,670,000 5.000
11/01/2028
26,771,631
Illinois State GO Bonds Series 2018 A (A3/A-)
16,380,000 5.000
05/01/2031
17,127,156
1,760,000 5.000
05/01/2042
1,795,089
1,760,000 5.000
05/01/2043
1,792,247
Illinois State GO Bonds Series 2019 C (A3/A-)
3,980,000 4.000
11/01/2042
3,819,343
Illinois State GO Bonds Series 2020 (A3/A-)
1,525,000 5.500
05/01/2039
1,642,504
4,240,000 5.750
05/01/2045
4,586,208
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000 4.000
02/01/2031
1,196,713
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
2,340,000 5.000
10/01/2031
2,455,799
Illinois State Taxable Pension Funding GO Bonds Series 2003
(A3/A-)
11,454,118 5.100
06/01/2033
11,292,502
Illinois State Toll Highway Authority Toll Highway Senior RB 2019
Series C (Aa3/AA-)
5,000,000 5.000
01/01/2025
5,000,000
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa2/A)
2,000,000 0.000
(f)
06/15/2034
1,401,010
1,860,000 0.000
(f)
06/15/2038
1,084,736
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024A (NR/A)
4,050,000 5.000
06/15/2029
4,214,625
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
8,310,000 4.000
12/15/2026
8,411,382
1,725,000 4.000
12/15/2027
1,755,130
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa2/A)
6,920,000 0.000
(f)
12/15/2032
5,182,744
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
1,370,000 0.000
(f)
12/15/2031
1,069,223
2,190,000 0.000
(f)
06/15/2033
1,603,191
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
3,000,000 0.000
(f)
06/15/2044
1,268,115
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
$ 2,000,000 0.000%
(f)
12/15/2056
$ 424,369
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
18,150,000 0.000
(f)
12/15/2056
4,035,656
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000 5.000
12/15/2028
2,084,030
300,000 5.000
12/15/2032
311,746
600,000 5.000
12/15/2033
621,750
500,000 5.000
12/15/2034
517,254
1,260,000 0.000
(i)
12/15/2037
952,751
3,500,000 0.000
(i)
12/15/2042
2,571,150
3,850,000 0.000
(i)
12/15/2047
2,772,826
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000 4.000
06/15/2052
4,806,096
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa3/AA)
2,730,000 4.000
06/01/2046
2,610,416
Regional Transportation Authority Illinois GO Refunding Bonds
Series 2017 A (NR/AA)
4,430,000 5.000
07/01/2029
4,626,045
Sales Tax Securitization Corp Bonds Series 2018C (NR/AA-)
2,705,000 5.000
01/01/2026
2,753,718
Sales Tax Securitization Corp. Bonds Series 2018C (NR/AA-)
4,180,000 5.000
01/01/2025
4,180,000
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/AA-)
2,240,000 5.000
01/01/2025
2,240,000
3,535,000 5.000
01/01/2026
3,598,666
4,000,000 5.000
01/01/2027
4,132,313
10,905,000 5.000
01/01/2028
11,477,049
485,000 5.000
01/01/2029
516,574
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/AA-)
2,000,000 5.000
01/01/2026
2,036,021
7,500,000 5.000
01/01/2029
7,988,250
Sales Tax Securitization Corporation Second Lien Sales
Tax Securitization Bonds, Refunding Series 2023C
(Forward Delivery) (NR/AA-)
1,000,000 5.000
01/01/2035
1,101,137
Sales Tax Securitization Corporation Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C Forward
Delivery (NR/AA-)
100,000 5.000
01/01/2036
109,635
South Sangamon Water Commission GO Refunding Bonds for
Alternative Revenue Source Series 2020 (AGM) (A3/AA)
1,000,000 4.000
01/01/2032
1,012,316
325,000 4.000
01/01/2033
328,282
475,000 4.000
01/01/2034
478,457
420,000 4.000
01/01/2035
421,672
470,000 4.000
01/01/2037
467,479
Southwestern Ill Dev Authority Local Govt Revenue Bonds
Edwardsville Cusd #7 2007 (AGM) (NR/AA)
6,055,000 0.000
(f)
12/01/2025
5,866,299

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Springfield Illinois Senior Lien Electric RB Refunding Series 2015
(AGM) (A1/AA)
$ 4,000,000 3.500%
03/01/2030
$ 4,000,855
State of Illinois GO Bonds Series 2016 (A3/A-)
1,115,000 3.500
06/01/2031
1,094,297
State of Illinois GO Bonds Series 2017 A (A3/A-)
1,455,000 4.250
12/01/2040
1,435,572
State of Illinois GO Bonds Series 2017 D (A3/A-)
925,000 3.250
11/01/2026
922,924
State of Illinois GO Bonds Series 2017C (A3/A-)
12,830,000 5.000
11/01/2029
13,372,438
State of Illinois GO Bonds Series 2017D (A3/A-)
10,000,000 5.000
11/01/2027
10,450,794
State of Illinois GO Bonds Series 2019B (A3/A-)
2,000,000 4.000
11/01/2034
2,002,538
State of Illinois GO Bonds Series 2020 (A3/A-)
3,000,000 5.500
05/01/2030
3,199,801
State of Illinois GO Bonds Series 2021A (A3/A-)
4,195,000 4.000
03/01/2041
4,060,955
State of Illinois GO Bonds Series 2022A (A3/A-)
875,000 5.500
03/01/2047
941,288
State of Illinois GO Bonds Series 2023B (A3/A-)
3,000,000 5.500
05/01/2047
3,231,788
State of Illinois GO Bonds Series of May 2024B (A3/A-)
7,220,000 5.000
05/01/2040
7,771,241
6,415,000 5.000
05/01/2041
6,877,692
State of Illinois GO Bonds, Series of May 2023B (A3/A-)
1,760,000 5.250
05/01/2038
1,910,733
2,195,000 5.250
05/01/2039
2,374,594
2,700,000 5.250
05/01/2040
2,912,752
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
500,000 5.000
10/01/2028
529,632
State of Illinois GO Refunding Bonds Series of October 2024
(A3/A-)
3,350,000 5.000
02/01/2039
3,633,579
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
1,500,000 4.000
12/01/2033
1,504,246
10,700,000 4.250
12/01/2037
10,650,063
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A3/A-)
5,100,000 5.000
10/01/2027
5,329,932
State of Illinois RB Refunding Series 2016 C
(BAM-TCRS) (NR/AA)
5,580,000 4.000
06/15/2028
5,603,052
State of Illinois Sales Tax RB Junior Obligation Series C (NR/A)
16,365,000 5.000
06/15/2044
17,325,033
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba3/NR)
2,200,000 5.625
(c)
03/01/2043
2,229,774
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
265,000 4.000
(c)
01/01/2031
258,364
1,050,000 5.000
(c)
01/01/2045
1,017,736
Village of Hillside Illinois Tax Increment RB Refunding Series
2018 (NR/NR)
2,690,000 5.000
01/01/2030
2,707,026
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
$ 1,200,000 4.250%
01/01/2029
$ 1,170,755
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000 5.000
12/30/2027
3,232,083
3,235,000 5.000
12/30/2028
3,479,332
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
210,000 4.125
10/01/2041
183,589
1,420,000 4.125
10/01/2046
1,192,578
Will County Community High School District No. 210 Lincoln-
Way GO Refunding Bonds Series 2020 (AGM) (A1/AA)
650,000 4.000
01/01/2034
647,468
1,068,425,349
Indiana - 0.6%
Brownsburg 1999 School Building Corporation AD Valorem
Property Tax First Mortgage Bonds, Series 2024B
(ST INTERCEPT) (NR/AA+)
2,210,000 5.000
07/15/2040
2,416,741
3,750,000 5.000
07/15/2042
4,072,833
City of Mishawaka RB for Sewerage Works Series 2018
(AGM) (NR/AA)
1,845,000 2.000
09/01/2038
1,446,140
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
2,550,000 4.875
(c)
01/01/2044
2,582,880
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
1,550,000 5.125
06/01/2058
1,580,042
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
540,000 5.000
09/15/2034
550,310
680,000 5.000
09/15/2039
683,163
445,000 4.000
09/15/2044
379,576
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
4,915,000 4.125
12/01/2026
4,910,290
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000 5.000
10/01/2035
1,397,502
1,000,000 5.000
10/01/2036
1,114,107
1,000,000 5.000
10/01/2037
1,109,664
75,000 5.000
10/01/2038
82,913
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2024A forward
Delivery (Aa3/AA)
1,000,000 5.000
10/01/2040
1,102,925
1,500,000 5.000
10/01/2041
1,640,487
1,700,000 5.000
10/01/2043
1,838,401
1,600,000 5.000
10/01/2044
1,723,200
1,250,000 5.000
10/01/2045
1,342,252
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
800,000 5.000
03/01/2039
864,774
925,000 5.000
03/01/2040
992,802
600,000 5.000
03/01/2041
641,238
4,000,000 4.250
03/01/2049
3,808,765

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB for BHI Senior Living Series 2016A
(NR/NR)
$ 1,675,000 5.250%
11/15/2046
$ 1,683,824
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB+)
2,300,000 2.100
(a)(b)
11/01/2049
2,217,986
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
185,000 4.000
07/01/2030
181,060
300,000 5.000
07/01/2040
300,857
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
2,110,000 3.000
11/01/2030
1,996,342
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
2,350,000 3.000
11/01/2030
2,223,414
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
360,000 2.450
11/15/2025
351,687
465,000 2.520
11/15/2026
441,441
610,000 2.920
11/15/2027
568,483
850,000 3.210
11/15/2028
779,146
880,000 3.260
11/15/2029
787,461
670,000 3.300
11/15/2030
583,389
Indiana Housing & Community Development Authority
Multifamily Housing RB Sunrise Crossing Series 2024
(Aaa/NR)
3,085,000 3.300
(a)(b)
01/01/2045
3,047,305
South Bend Redevelopment Authority Lease Rental RB of 2024
(NR/AA)
2,850,000 4.000
08/01/2039
2,757,912
2,855,000 4.000
08/01/2040
2,755,217
3,080,000 4.000
08/01/2041
2,933,053
3,210,000 4.000
08/01/2042
3,031,428
1,400,000 4.250
08/01/2043
1,355,650
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A-)
1,300,000 4.000
09/01/2033
1,308,160
65,584,820
Iowa - 0.5%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
11,195,000 5.000
05/01/2042
11,110,145
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000 4.000
06/01/2031
1,080,942
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
3,650,000 4.500
06/01/2027
3,712,983
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aaa/AA+)
5,800,000 4.000
(a)(b)(d)
12/01/2032
6,188,842
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
1,700,000 4.000
05/15/2055
1,388,344
2,300,000 5.000
05/15/2055
2,227,275
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
3,825,000 5.000
05/15/2047
3,805,399
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
$ 7,175,000 5.000%
05/15/2043
$ 7,193,949
5,400,000 5.000
05/15/2048
5,349,716
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000 4.500
07/01/2044
5,684,020
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
925,000 5.375
10/01/2052
964,080
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1
(NR/BBB+)
785,000 4.000
06/01/2049
756,496
49,462,191
Kansas - 0.2%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
825,000 4.000
06/01/2036
775,749
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,750,000 6.500
12/01/2052
1,797,944
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,060,000 5.000
05/15/2025
1,059,039
City of Wichita Health Care Facilities RB Presbyterian Manors,
Inc. Series III, 2019 (NR/NR)
1,110,000 5.000
05/15/2026
1,110,004
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000 4.000
09/01/2036
3,547,579
Unified School District No. 500 Wyandotte County GO
Improvement Bonds Series 2016-A (A1/AA-)
15,850,000 5.250
(d)
09/01/2026
16,445,323
24,735,638
Kentucky - 1.3%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
1,925,000 4.450
(c)
01/01/2042
1,880,393
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
1,840,000 3.700
(c)
01/01/2032
1,804,005
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
525,000 4.700
(c)
01/01/2052
506,506
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
4,525,000 2.125
10/01/2034
3,538,621
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
6,100,000 2.000
02/01/2032
5,041,755
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
06/01/2040
996,393
Fayette County School District Finance Corp. School Building RB
Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000 4.000
03/01/2045
3,977,894
4,400,000 4.000
03/01/2048
4,160,506

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
$ 280,000 4.000%
03/01/2046
$ 248,111
330,000 4.000
03/01/2049
285,520
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
3,200,000 4.000
06/01/2037
3,169,895
400,000 4.000
06/01/2045
377,361
Kentucky Economic Development Finance Authority RB Series
2019A-2 (A3/A-)
1,675,000 5.000
08/01/2044
1,719,968
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (Aa3/NR)
1,070,000 4.000
03/01/2026
1,076,528
1,000,000 4.000
03/01/2027
1,012,842
Louisville & Jefferson County Metropolitan Government Health
System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000 4.000
10/01/2034
1,975,639
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
17,250,000 2.000
10/01/2033
13,739,796
Louisville & Jefferson County Metropolitan Sewer District RB
Refunding for Kentucky Sewer & Drainage System Series
2018 A (Aa3/AA)
10,000,000 4.000
05/15/2038
10,004,869
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
3,600,000 5.000
10/01/2040
3,883,925
2,455,000 5.000
10/01/2041
2,629,624
830,000 5.000
10/01/2042
883,965
Louisville Jefferson County Metro Government Health System RB
Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000 5.000
10/01/2033
2,164,424
Public Energy Authority of Kentucky Gas Supply RB Series 2020A
(A1/NR)
32,050,000 4.000
(a)(b)
12/01/2050
32,158,146
Public Energy Authority of Kentucky Gas Supply RB Series 2022
A-1 (A1/NR)
17,730,000 4.000
(a)(b)
08/01/2052
17,654,206
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023
Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000 5.250
(a)(b)
04/01/2054
6,190,080
Public Energy Authority of Kentucky Gas Supply RR Bonds 2024
Series B (A1/NR)
14,000,000 5.000
(a)(b)
01/01/2055
14,911,555
University of Kentucky General Receipts Refunding Bonds Series
2015 A (ST INTERCEPT) (Aa2/AA+)
3,260,000 4.000
04/01/2026
3,265,069
139,257,596
Louisiana - 1.4%
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
4,155,000 5.000
12/01/2025
4,173,906
3,555,000 5.000
12/01/2027
3,591,109
1,600,000 5.000
12/01/2028
1,622,807
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
City of New Orleans Sewerage Service RB Series 2020 B
(AGM) (NR/AA)
$ 310,000 4.000%
06/01/2036
$ 315,178
285,000 4.000
06/01/2037
288,399
310,000 4.000
06/01/2038
312,318
400,000 4.000
06/01/2039
401,867
Juban Crossing Economic Development District Revenue and
Refunding Bonds for General Infrastructure Projects Series
2024C (NR/A-)
1,700,000 5.000
09/15/2038
1,821,167
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
2,540,000 3.750
(c)
06/01/2030
2,443,435
5,070,000 4.375
(c)
06/01/2048
4,405,536
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
245,000 2.375
06/01/2026
237,882
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
1,935,000 5.000
08/15/2026
1,988,773
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
1,690,000 6.500
(c)
06/15/2038
1,751,734
Louisiana Local Government Environmental Facilities &
Community Development Authority RB Refunding for City of
Shreveport Series 2008 (NR/BBB+)
16,840,000 5.000
(c)
04/01/2035
17,105,137
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
1,725,000 5.000
(c)
11/15/2037
1,764,056
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
18,260,000 3.500
11/01/2032
17,386,124
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,110,000 4.150
09/01/2027
7,140,675
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
6,325,000 4.200
(a)(b)
09/01/2033
6,349,174
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013C
(NON-AMT) (A3/NR) (PUTABLE)
7,900,000 4.200
(a)(b)
09/01/2034
7,922,468
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
320,000 5.625
(c)
06/01/2037
329,426
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
400,000 6.000
(c)
06/01/2037
405,059
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (NR/A)
1,295,000 4.000
06/01/2050
1,191,898

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
$ 3,530,000 3.000%
06/01/2050
$ 2,648,444
Louisiana Public Facilities Authority RB for Louisiana State
University & Agricultural & Mechanical College Auxiliary
Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000 4.000
07/01/2044
846,999
Louisiana Public Facilities Authority RB Refunding for Loyola
University New Orleans Series 2021 (Baa1/BBB)
1,625,000 4.000
10/01/2036
1,577,192
1,000,000 4.000
10/01/2037
964,340
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
3,695,000 4.000
05/15/2042
3,613,870
600,000 5.000
05/15/2046
605,664
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000 4.000
(c)
06/01/2031
824,754
1,235,000 4.000
(c)
06/01/2041
1,037,556
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
490,000 4.000
(c)
06/01/2031
464,517
1,225,000 4.000
(c)
06/01/2041
1,029,154
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
2,400,000 5.000
05/15/2042
2,434,436
Louisiana Public Facilities Authority Senior Lien RB for I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
11,400,000 5.500
09/01/2054
12,051,133
28,485,000 5.500
09/01/2059
30,000,704
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt
Series 2023A (A2/NR)
2,250,000 5.000
07/01/2035
2,483,577
1,400,000 5.000
07/01/2036
1,539,842
200,000 5.000
07/01/2037
219,324
1,425,000 5.000
07/01/2038
1,561,090
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
7,210,000 4.050
(a)(b)
06/01/2037
7,241,990
154,092,714
Maine - 0.3%
City of Portland General Airport RB Refunding Green Bonds
Series 2019 (Baa1/A-)
800,000 3.000
01/01/2027
787,291
300,000 5.000
01/01/2028
314,970
225,000 5.000
01/01/2029
239,581
270,000 5.000
01/01/2030
291,066
370,000 5.000
01/01/2031
399,391
810,000 5.000
01/01/2032
869,153
890,000 5.000
01/01/2033
952,825
620,000 5.000
01/01/2034
662,214
City of Portland, Maine General Airport Refunding RB Series 2016
(NON-AMT) (Baa1/A-)
1,295,000 5.000
01/01/2038
1,304,815
Finance Authority of Maine RB Refunding for Supplemental
Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
450,000 5.000
12/01/2025
455,287
1,530,000 5.000
12/01/2026
1,554,568
1,500,000 5.000
12/01/2027
1,546,543
1,000,000 5.000
12/01/2028
1,036,800
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maine – (continued)
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2020 A (A1/A+)
$ 200,000 4.000%
07/01/2045
$ 189,611
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
6,785,000 4.000
07/01/2050
6,226,373
Maine Health & Higher Educational Facilities Authority RB
Refunding for Northern Light Health Obligated Group Series
2021 A (AGM ST INTRCPT ST RES BD GTY) (Aa3/AA)
500,000 2.500
07/01/2029
486,935
Maine Health and Higher Educational Facilities Authority RB
Series 2024A (AGC) (Aa3/AA)
3,775,000 4.250
07/01/2054
3,686,362
Maine State Housing Authority Mortgage Purchase Bonds 2022
Series F (Aa1/AA+)
2,000,000 4.850
11/15/2042
2,006,739
2,110,000 4.950
11/15/2047
2,112,365
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series B (Aa1/AA+)
3,700,000 4.650
11/15/2049
3,709,660
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series C (HUD SECT 8) (Aa1/AA+)
5,045,000 4.550
11/15/2044
5,047,718
33,880,267
Maryland - 1.0%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
155,000 4.000
01/01/2036
154,438
900,000 4.000
01/01/2039
880,318
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
425,000 4.000
09/01/2027
424,177
650,000 4.500
09/01/2033
648,011
City of Baltimore Project RB for Stormwater Projects Series
2019A (Aa2/AA-)
4,465,000 5.000
07/01/2049
4,627,867
City of Baltimore Tax Allocation Refunding for Harbor Point
Special Taxing District Project Series 2019 A (NR/NR)
125,000 2.800
(c)
06/01/2025
124,508
135,000 2.850
(c)
06/01/2026
132,355
175,000 2.950
(c)
06/01/2027
169,798
190,000 3.050
(c)
06/01/2028
182,810
200,000 3.150
(c)
06/01/2029
191,553
300,000 3.375
(c)
06/01/2029
285,238
200,000 3.200
(c)
06/01/2030
190,099
200,000 3.250
(c)
06/01/2031
189,460
250,000 3.300
(c)
06/01/2032
234,742
270,000 3.350
(c)
06/01/2033
251,179
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
945,000 4.000
07/01/2029
933,055
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000 5.000
01/01/2037
1,712,121
Community Development Administration Maryland Department
of Housing and Community Development RB Series 2024 D
(NON-AMT) (FHA 542(C)) (Aa2/NR)
8,250,000 4.450
07/01/2044
8,232,979

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Community Development Administration Multifamily
Development RB Sustainability Bonds for Villages at Marley
Station Series 2024 D-2 (Cash-Collateralized) (Aaa/NR)
$ 3,480,000 3.300%
01/01/2029
$ 3,425,440
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
440,000 4.000
01/01/2038
424,174
370,000 4.000
01/01/2039
354,343
1,330,000 4.000
01/01/2040
1,262,487
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
615,000 4.000
01/01/2032
619,986
530,000 4.000
01/01/2033
533,304
450,000 4.000
01/01/2034
451,528
150,000 4.000
01/01/2035
150,030
1,380,000 4.000
01/01/2037
1,371,328
1,045,000 4.000
01/01/2038
1,029,834
1,725,000 4.000
01/01/2040
1,674,163
Frederick County Maryland Special Tax for Lake Linganore Village
Community Development Series 2001 A (AGC) (NR/AA)
355,000 5.700
07/01/2029
355,604
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000 3.750
07/01/2039
1,261,024
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
235,000 4.000
07/01/2040
222,308
Hagerstown Stadium Authority Multi-Use Sports and Events
Facility Lease RB Series 2022A (Aa2/NR)
1,990,000 5.000
06/01/2040
2,158,958
2,085,000 5.000
06/01/2041
2,253,830
2,190,000 5.000
06/01/2042
2,359,800
Howard County Consolidated Public Improvement Refunding
Bonds 2017 Series D (Aaa/AAA)
2,355,000 5.000
02/15/2027
2,458,523
Maryland Economic Development Corp. Adjustable Mode Revenue
Refunding Bonds for Constellation Energy Group Inc. Project
Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000 4.100
(a)(b)
10/01/2036
1,653,825
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,150,000 5.000
11/12/2028
3,186,561
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000 5.000
06/01/2049
1,013,245
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
5,445,000 3.997
04/01/2034
4,200,956
Maryland Health & Higher Educational Facilities Authority RB
for Adventist Healthcare Obligated Group Series 2016 A
(Baa3/NR)
12,975,000 5.500
01/01/2046
13,116,596
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
1,750,000 5.250
06/01/2042
1,825,878
3,125,000 5.500
06/01/2047
3,270,123
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/A-)
390,000 4.000
10/01/2025
390,222
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
$ 800,000 3.250%
07/01/2039
$ 657,933
350,000 4.000
07/01/2040
334,946
750,000 4.000
07/01/2045
697,417
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/A-)
425,000 4.000
10/01/2027
428,926
440,000 4.000
10/01/2028
444,713
355,000 4.000
10/01/2029
358,862
475,000 4.000
10/01/2030
479,634
795,000 3.000
10/01/2034
719,571
475,000 4.000
10/01/2040
451,721
Maryland Health and Higher Educational Facilities Authority RB
Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000 4.000
01/01/2038
829,045
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
650,000 5.500
(c)
05/01/2042
646,357
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
250,000 5.250
(c)
07/01/2033
257,439
300,000 5.875
(c)
07/01/2043
306,986
Maryland Health and Higher Educational Facilities Authority RB
University of Maryland Medical System Issue Series 2020B-1
(A2/A)
3,325,000 5.000
(a)(b)
07/01/2045
3,324,818
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
10,300,000 0.000
(f)
05/01/2051
2,933,341
10,300,000 0.000
(f)
05/01/2052
2,790,425
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
3,000,000 5.000
09/01/2032
3,027,377
1,250,000 5.000
09/01/2035
1,255,648
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
390,000 4.500
06/01/2033
394,101
675,000 4.875
06/01/2042
684,552
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
3,295,000 5.125
(c)
07/01/2039
3,315,897
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2022A (Aaa/AAA)
10,000,000 5.000
06/01/2037
11,115,625
106,044,112
Massachusetts - 1.4%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023, Series A (Aa1/AA+)
2,240,000 5.000
05/01/2053
2,378,598
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
33,000,000 5.000
01/01/2049
35,412,475

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Bay Transportation Authority Subordinated Sales
Tax Bonds 2021 Series A (Aa3/AA+)
$ 10,000,000 4.000%
07/01/2051
$ 9,528,294
Massachusetts Development Finance Agency RB for CHF
Merrimack, Inc. Issue, Merrimack College Student Housing
Project Series 2024A (NR/BB)
900,000 5.000
(c)
07/01/2044
913,187
Massachusetts Development Finance Agency RB for Children
Hospital Issue Series U-1 (Aa1/AA+/A-1)
22,235,000 3.750
(a)(b)
03/01/2048
22,235,000
Massachusetts Development Finance Agency RB for Harvard
University Series 2016 A (Aaa/AAA)
5,000,000 5.000
07/15/2036
5,927,160
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,200,000 5.000
(c)
11/15/2028
1,247,423
Massachusetts Development Finance Agency RB for Tufts
Medicine Issue Series 2024 E (NR/BBB-)
15,575,000 8.500
10/01/2026
15,765,065
Massachusetts Development Finance Agency RB Refunding for
Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000 4.000
12/01/2042
206,379
245,000 5.000
12/01/2042
248,572
Massachusetts Development Finance Agency RB Refunding for
Milford Regional Medical Center Obligated Group Series 2020
G (NR/BBB)
125,000 5.000
(c)
07/15/2025
125,360
Massachusetts Development Finance Agency RB Refunding for
Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000 5.000
10/01/2029
456,419
325,000 5.000
10/01/2030
353,421
450,000 5.000
10/01/2031
488,717
400,000 5.000
10/01/2032
431,332
500,000 5.000
10/01/2033
535,813
450,000 5.000
10/01/2034
478,456
Massachusetts Development Finance Agency Sustainability RB for
Boston Medical Center Issue Series 2023 G (Baa2/BBB)
665,000 5.000
07/01/2025
669,893
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
425,000 5.000
07/01/2038
428,810
2,250,000 5.000
07/01/2039
2,263,711
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa1/AA+)
3,500,000 5.000
11/15/2039
3,588,230
Massachusetts School Building Authority Subordinated Dedicated
Sales Tax Bonds 2018 Series B (Aa2/AA)
10,735,000 4.000
02/15/2041
10,535,775
Massachusetts State GO Bonds Consolidated Loan Series 2018 D
(Aa1/AA+)
4,030,000 4.000
05/01/2039
4,039,759
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018 Series E (Aa1/AA+)
7,525,000 5.250
09/01/2043
7,927,904
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2022, Series C (Aa1/AA+)
2,760,000 5.000
10/01/2052
2,924,051
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
The Commonwealth of Massachusetts Transportation
Fund RB for Rail Enhancement Bonds Series 2024 B
(Sustainability Bonds) (Aa1/AAA)
$ 20,000,000 5.000%
06/01/2054
$ 21,407,642
150,517,446
Michigan - 2.4%
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
7,100,000 5.000
07/01/2048
7,377,829
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
50,843,183 4.000
(a)
04/01/2044
39,279,862
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
275,000 5.000
04/01/2025
275,801
290,000 5.000
04/01/2026
294,935
615,000 5.000
04/01/2027
635,334
645,000 5.000
04/01/2028
675,331
455,000 5.000
04/01/2029
482,215
710,000 5.000
04/01/2030
761,116
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
1,365,000 5.000
04/01/2030
1,463,273
2,280,000 5.000
04/01/2036
2,406,026
250,000 5.000
04/01/2038
262,332
1,500,000 5.000
04/01/2039
1,566,389
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
500,000 2.511
04/01/2025
496,926
675,000 2.711
04/01/2026
656,201
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social
Bonds (Baa2/BBB)
1,750,000 5.250
05/01/2025
1,758,386
1,250,000 5.250
05/01/2026
1,276,796
City of Detroit, County of Wayne, State of Michigan
Unlimited Tax GO Bonds, Series 2021A
(Tax-Exempt) (Social Bonds) (Baa2/BBB)
1,880,000 5.000
04/01/2037
1,978,738
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Baa2/BBB)
1,250,000 5.000
04/01/2035
1,327,139
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114 4.000
(a)
04/01/2044
1,974,774
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
11,250,000 3.853
(e)
07/01/2032
11,098,680
Great Lakes Water Authority Sewage Disposal System RR Senior
Lien Bonds Series 2018B (Aa3/AA-)
5,125,000 5.000
07/01/2029
5,553,585
Great Lakes Water Authority Water Supply System Revenue
Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
10,525,000 5.250
07/01/2035
10,745,098
Great Lakes Water Authority Water Supply System RR Senior Lien
Bonds, Series 2016C (Aa3/AA-)
17,775,000 5.250
07/01/2034
18,169,815
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
1,000,000 5.875
01/01/2044
1,010,298
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
460,000 4.000
11/15/2031
446,476

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Act 38 Facilities Senior RB for The
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
$ 1,850,000 5.500%
02/28/2049
$ 2,014,668
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
645,000 4.000
02/01/2042
551,850
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/A)
3,700,000 4.000
11/15/2050
3,283,212
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000 4.000
02/15/2047
5,932,672
13,070,000 4.000
02/15/2050
11,915,625
Michigan Finance Authority Hospital RB for Trinity Health
Corporation 2013Mi-3 (NR/NR) (PUTABLE)
14,970,000 3.750
(b)(h)
12/01/2038
15,261,238
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2015C (A1/A+)
3,000,000 5.000
07/01/2034
3,015,154
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Local Project Senior Lien Series 2015 D-2
(A1/A+)
2,100,000 5.000
07/01/2034
2,110,299
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
870,000 3.500
09/01/2030
823,096
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
450,000 4.000
09/01/2045
373,437
3,350,000 4.000
09/01/2050
2,654,148
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
6,600,000 5.000
06/01/2040
6,859,553
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-1 Class 2 (NR/BBB+)
745,000 5.000
06/01/2049
752,180
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
101,825,000 0.000
(f)
06/01/2065
10,587,763
Michigan State Housing Development Authority Rental Housing
RB 2024 Series A (NON-AMT) (HUD SECT 8) (NR/AA+)
1,000,000 4.450
10/01/2044
988,567
Michigan State Housing Development Authority Single-
Family Mortgage RB Social Bonds 2024 Series D
(NON-AMT) (Aa2/AA+)
2,000,000 4.000
12/01/2039
1,962,394
4,500,000 4.350
12/01/2044
4,443,237
4,250,000 4.450
12/01/2049
4,159,923
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
7,350,000 3.875
(a)(b)
06/01/2053
7,328,417
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000 4.250
12/31/2038
23,903,618
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 1995 (Aa3/A)
$ 7,500,000 1.450%
09/01/2030
$ 6,300,902
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 2008 (Aa3/A)
7,175,000 1.350
08/01/2029
6,211,212
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
40,075,000 0.000
(f)
06/01/2058
1,270,113
Universal Academy RB Refunding Series 2021 (NR/BBB-)
180,000 2.000
12/01/2026
172,782
500,000 4.000
12/01/2031
490,193
Van Buren Public Schools Michigan GO Unlimited Refunding
Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000 4.000
11/01/2026
2,521,849
2,585,000 4.000
11/01/2027
2,642,852
Warren Consolidated School District Unlimited Tax GO Refunding
Bonds for School Building and Site Bonds Series 2016
(Q-SBLF) (NR/AA)
3,705,000 5.000
05/01/2027
3,798,442
Warren Consolidated Schools GO Bonds Series 2016
(Q-SBLF) (NR/AA)
1,145,000 5.000
05/01/2025
1,151,745
1,215,000 5.000
05/01/2026
1,245,680
Washtenaw County Ypsilanti Community Schools GO Refunding
Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000 2.019
05/01/2025
575,637
Wayne County Airport Authority RB for Detroit Metropolitan
Wayne County Airport Series 2017 B (A1/A)
400,000 5.000
12/01/2033
411,014
1,065,000 5.000
12/01/2034
1,091,929
650,000 5.000
12/01/2035
665,786
800,000 5.000
12/01/2036
818,388
880,000 5.000
12/01/2037
898,824
251,161,754
Minnesota - 0.3%
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
1,315,000 4.000
07/01/2031
1,263,914
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000 2.000
12/01/2029
2,162,386
2,940,000 2.000
12/01/2030
2,607,665
City of St Cloud RB Refunding for CentraCare Health System
Obligated Group Series 2019 (A2/NR)
675,000 5.000
05/01/2048
692,030
City of Woodbury RB Refunding for Math & Science Academy
Series 2020 A (NR/BB+)
310,000 3.000
12/01/2030
281,245
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital of Duluth Obligated Group) Series
2022A (NR/AA-)
450,000 5.000
06/15/2031
491,897
580,000 5.000
06/15/2033
637,245
Duluth Economic Development Authority Health Care Facilities
RB for St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
500,000 4.000
06/15/2034
515,884

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
$ 2,160,000 4.250%
02/15/2048
$ 2,074,275
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
400,000 3.000
07/01/2025
396,106
360,000 3.000
07/01/2026
351,073
Duluth Independent School District No.709 COPS Refunding
Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000 5.000
02/01/2028
368,007
Independent School District No. 709, (Duluth) St. Louis County,
Minnesota Full Term Refunding Certificates of Participation,
Series 2019B (SD CRED PROG) (Aa1/NR)
375,000 5.000
02/01/2025
375,513
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
500,000 5.000
05/01/2047
456,391
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000 4.000
12/01/2026
164,300
165,000 4.000
12/01/2027
163,926
205,000 4.000
12/01/2028
202,850
125,000 4.000
12/01/2029
123,083
250,000 4.000
12/01/2030
244,832
170,000 4.000
12/01/2031
165,361
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
5,650,000 4.000
12/01/2026
5,724,099
Minnesota State Trunk Highway GO Refunding Bonds Series 2017
E (Aaa/AAA)
1,680,000 3.000
10/01/2029
1,648,629
State of Minnesota GO State Various Purpose Bonds Series 2015A
(Aaa/AAA)
5,500,000 5.000
08/01/2035
5,545,715
26,656,426
Mississippi - 0.2%
Lowndes County Solid Waste Disposal and Pollution Control
Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
9,500,000 2.650
(a)(b)
04/01/2037
9,318,127
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
660,000 5.000
(c)
10/01/2025
660,884
750,000 5.000
(c)
10/01/2026
755,752
700,000 5.000
(c)
10/01/2027
706,467
950,000 5.000
(c)
10/01/2028
961,451
700,000 5.000
(c)
10/01/2029
709,983
175,000 5.000
(c)
10/01/2030
177,858
1,400,000 5.000
(c)
10/01/2031
1,428,042
Mississippi Home Corporation Multifamily Housing RB
for Woodcrest Apartments Project Series 2024-1
(Aaa/NR) (PUTABLE)
1,675,000 5.000
(a)(b)
11/01/2028
1,746,469
Mississippi State GO Bonds Series 2015 F (Aa2/AA)
1,000,000 4.000
(d)
11/01/2025
1,009,005
17,474,038
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri - 0.5%
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
$ 1,200,000 4.000%
03/01/2041
$ 1,140,975
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000 2.500
10/01/2041
584,255
1,060,000 2.625
10/01/2046
657,646
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
1,650,000 5.000
05/15/2041
1,661,546
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
355,000 5.000
09/01/2029
360,749
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
800,000 5.000
02/01/2032
865,710
515,000 5.000
02/01/2033
559,818
555,000 5.000
02/01/2034
606,992
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
600,000 4.500
(c)
12/01/2029
590,900
Kansas City Industrial Development Authority RB for Kansas City
International Airport Series 2019 C (A2/A)
2,000,000 5.000
03/01/2033
2,128,069
3,200,000 5.000
03/01/2034
3,397,951
Kansas City Industrial Development Authority Special Obligation
Bonds for Kansas City International Airport Series 2019 A
(A2/A)
5,000,000 5.000
03/01/2034
5,185,260
Metropolitan St. Louis Sewer District Wastewater System
Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000 5.000
05/01/2047
3,941,503
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
2,585,000 5.000
09/01/2043
2,636,884
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
370,000 4.000
08/01/2036
346,408
475,000 4.000
08/01/2041
421,480
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
860,000 5.000
09/01/2027
870,914
1,065,000 5.000
09/01/2031
1,068,998
Missouri Health & Educational Facilities Authority RB Refunding
for Mosaic Health System Series 2019 A (A1/NR)
520,000 4.000
02/15/2037
522,333
615,000 4.000
02/15/2039
611,953
1,850,000 4.000
02/15/2044
1,801,990
Missouri Southern State University Auxiliary Enterprise System
RB Refunding Series 2021 (NR/NR)
335,000 3.000
10/01/2026
329,771
875,000 4.000
10/01/2031
853,350
Missouri Southern State University Auxiliary System RB Series
2019 A (AGM) (NR/AA)
275,000 5.000
10/01/2030
294,719

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
$ 210,000 5.000%
10/01/2026
$ 215,555
210,000 5.000
10/01/2029
224,099
150,000 5.000
10/01/2032
160,415
240,000 4.000
10/01/2034
242,763
125,000 4.000
10/01/2035
126,182
150,000 4.000
10/01/2036
151,689
170,000 4.000
10/01/2037
171,193
145,000 4.000
10/01/2038
145,175
110,000 4.000
10/01/2039
109,311
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
250,000 3.000
05/01/2026
245,863
St. Louis Municipal Finance Corp. Leasehold RB for Convention
Center Expansion and Improvement Projects Series 2020
(AGM) (A1/AA)
6,000,000 5.000
10/01/2049
6,141,907
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-) (PUTABLE)
4,250,000 3.500
(a)(b)
05/01/2038
4,233,663
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
460,000 4.000
02/15/2038
460,539
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
2,515,000 4.000
(a)(b)
05/01/2051
2,540,283
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
1,500,000 5.000
(c)
06/01/2046
1,496,874
1,125,000 5.000
(c)
06/01/2054
1,098,124
The Industrial Development Authority of The City of
Kansas City, Missouri Airport Special Obligation Bonds
2,775,000 5.000
03/01/2049
2,816,091
The Industrial Development Authority of The City of Lee’s Summit
Missouri Senior Living Facilities RB John Knox Village Series
2024B-1 (NR/NR)
1,155,000 4.825
08/15/2047
1,157,436
The Industrial Development Authority of The City of Lee’s Summit
Missouri Senior Living Facilities RB John Knox Village Series
2024B-2 (NR/NR)
1,160,000 4.325
08/15/2047
1,162,465
The Industrial Development Authority of the City of St. Louis
Missouri Tax Increment and Special District RB Union Station
Phase 2 Redevelopment Project Series 2024A (NR/NR)
335,000 4.875
06/15/2034
336,836
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
1,000,000 5.000
(c)
10/01/2033
993,801
55,670,438
Montana - 0.2%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000 5.000
07/01/2029
602,398
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Montana – (continued)
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
$ 10,130,000 3.900%
(a)
03/01/2031
$ 10,025,331
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
3,875,000 3.875
07/01/2028
3,914,449
Montana Board of Housing Multifamily Housing RB for Aurora
Apartments Series 2024 (Aaa/NR)
1,675,000 3.320
(a)(b)
07/01/2046
1,653,881
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000 4.400
12/01/2049
1,457,148
1,000,000 4.450
12/01/2053
972,311
18,625,518
Nebraska - 0.1%
Nebraska Educational Health Cultural & Social Services
Finance Authority RB Refunding for Immanuel Retirement
Communities Obligated Group Series 2019 A (NR/NR)
415,000 4.000
01/01/2033
409,377
2,000,000 4.000
01/01/2035
1,941,206
1,250,000 4.000
01/01/2036
1,205,541
1,185,000 4.000
01/01/2037
1,136,049
1,500,000 4.000
01/01/2038
1,421,571
2,000,000 4.000
01/01/2039
1,885,630
7,999,374
Nevada - 0.7%
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
195,000 3.500
06/01/2025
194,382
180,000 3.500
06/01/2026
177,330
190,000 3.500
06/01/2027
185,352
135,000 3.500
06/01/2028
130,321
155,000 3.500
06/01/2029
147,704
160,000 3.250
06/01/2030
147,817
290,000 3.250
06/01/2031
264,663
385,000 3.500
06/01/2032
351,021
430,000 3.500
06/01/2033
387,037
930,000 3.500
06/01/2034
825,658
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
410,000 2.750
06/01/2033
355,043
730,000 2.750
06/01/2036
595,493
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
230,000 4.250
06/01/2034
224,012
225,000 4.625
06/01/2043
216,773
365,000 4.625
06/01/2049
342,658
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A) (PUTABLE)
1,300,000 3.750
(a)(b)
01/01/2036
1,295,779
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000 5.000
06/15/2030
3,969,660
Clark County School District GO Bonds Series 2020 A
(AGM) (A1/AA)
615,000 5.000
06/15/2033
670,011
850,000 5.000
06/15/2034
921,294

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Clark County School District GO Bonds Series 2020 A
(AGM) (A1/AA) – (continued)
$ 855,000 4.000%
06/15/2038
$ 862,156
950,000 4.000
06/15/2039
953,422
700,000 4.000
06/15/2040
700,087
Clark County School District, Nevada GO
(Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000 5.000
06/15/2030
115,165
105,000 5.000
06/15/2032
114,617
Clark County, Nevada Airport System
Subordinate Lien Refunding RB
2,600,000 5.000
07/01/2026
2,674,684
Director of The State of Nevada Department of Business and
Industry RB for Brightline West Passenger Rail Project Series
2020A-4 (NR/NR)
1,400,000 8.125
(a)(b)
01/01/2050
1,439,543
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
1,625,000 4.000
09/01/2035
1,485,775
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,230,000 4.000
09/01/2025
1,228,543
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016A
(NON-AMT) (A3/A)
3,000,000 3.550
10/01/2029
3,012,879
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016B
(NON-AMT) (A3/A)
2,845,000 3.550
10/01/2029
2,849,637
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
21,870,000 4.000
07/01/2049
20,661,427
Las Vegas Convention & Visitors Authority RB Refunding Series
2016 C (Aa3/AA-)
1,180,000 5.000
07/01/2026
1,215,758
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
640,000 5.000
07/01/2026
659,394
Las Vegas Convention & Visitors Authority RB Series 2018 B
(Aa3/AA-)
2,685,000 5.000
07/01/2043
2,772,078
Las Vegas Convention & Visitors Authority RB Series 2019 B
(Aa3/AA-)
1,195,000 5.000
07/01/2027
1,251,234
Las Vegas Valley Water District GO LT Water Refunding Bonds
Series 2021C (Aa1/AA+)
7,305,000 5.000
06/01/2025
7,362,185
Nevada Housing Division Multi-Unit Housing RB Carville Park
Apartments Series 2024 (HUD SECT 8) (Aaa/NR)
1,535,000 5.000
(a)(b)
07/01/2028
1,589,199
State of Nevada GO Refunding Bonds for Capital Improvements &
Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000 5.000
11/01/2026
5,030,541
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000 5.000
07/01/2040
1,739,237
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (NON-AMT) (A3/A) (PUTABLE)
3,845,000 3.625
(a)(b)
03/01/2036
3,849,288
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016G (NON-AMT) (A3/A) (PUTABLE)
$ 2,000,000 3.625%
(a)(b)
03/01/2036
$ 2,002,230
74,971,087
New Hampshire - 0.9%
National Finance Authority Health Care Facilities RB Novant
Health Obligated Group Series 2024B (Aa2/A/A-1)
22,250,000 4.100
(a)(b)
11/01/2064
22,250,000
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
3,500,000 3.000
08/15/2046
2,856,022
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
8,635,000 4.000
12/01/2028
8,609,828
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
2,000,000 4.875
(c)
12/01/2033
1,997,969
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
4,700,000 4.000
01/01/2041
4,255,068
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015A (Aa1/AAA)
2,410,000 3.300
(a)(b)
06/01/2040
2,409,926
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015B (Aa1/AAA)
5,900,000 3.300
(a)(b)
06/01/2040
5,899,818
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
8,710,000 5.000
08/01/2032
9,037,479
1,135,000 5.000
08/01/2033
1,175,747
4,200,000 5.000
08/01/2034
4,351,004
7,085,000 5.000
08/01/2035
7,326,353
5,430,000 5.000
08/01/2036
5,607,896
5,975,000 5.000
08/01/2037
6,163,089
5,945,000 5.000
08/01/2038
6,119,287
2,535,000 5.000
08/01/2039
2,604,251
2,790,000 5.000
08/01/2040
2,855,578
New Hampshire Health and Education Facilities Authority RB,
Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000 5.000
06/01/2028
2,383,204
95,902,519
New Jersey - 3.9%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017
A (BAM ST AID WITHHLDG) (A2/AA)
250,000 5.000
03/01/2026
254,864
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
3,840,000 4.000
07/01/2053
3,666,899
City of Hoboken GO Bonds for Open Space Bonds and General
Improvement Bonds and Parking Utility Bonds Series 2022
(NR/AA+)
1,455,000 3.000
02/15/2049
1,148,918
1,455,000 3.000
02/15/2050
1,139,265

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
Essex County Improvement Authority RB for Friends of TEAM
Academy Charter School Obligated Group Series 2021
(NR/BBB)
$ 470,000 4.000%
06/15/2038
$ 459,225
Hawthorne School District GO Bonds Series 2019
(BAM SCH BD RES FD) (NR/AA)
1,100,000 3.000
09/01/2034
1,023,047
1,350,000 3.000
09/01/2035
1,231,122
1,350,000 3.000
09/01/2036
1,213,119
1,350,000 3.000
09/01/2037
1,201,620
1,350,000 3.000
09/01/2038
1,187,779
1,100,000 3.000
09/01/2039
959,254
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2032
503,877
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2016 AAA (A2/A-)
4,000,000 5.500
(d)
12/15/2026
4,199,158
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2018 EEE (A2/A-)
5,805,000 5.000
06/15/2028
6,152,026
10,295,000 5.000
06/15/2029
10,979,496
New Jersey Economic Development Authority RB Refunding
for Provident Group - Montclair Properties L.L.C. -
Montclair University Student Housing Project Series 2017
(AGM) (A1/AA)
1,300,000 5.000
06/01/2042
1,320,915
New Jersey Economic Development Authority RB Refunding for
School Facilities Construction Series 2018 FFF (A2/A-)
9,340,000 5.000
06/15/2029
9,961,000
New Jersey Economic Development Authority RB Refunding for
The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000 3.000
06/01/2032
747,824
1,545,000 5.000
06/01/2032
1,600,837
New Jersey Economic Development Authority School Facilities
Construction Bonds 2016 Series AAA (A2/A-)
6,415,000 5.000
(d)
12/15/2026
6,673,911
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS (A2/A-)
1,610,000 5.250
06/15/2036
1,833,423
1,675,000 5.250
06/15/2038
1,894,906
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A2/A-)
1,465,000 5.250
06/15/2037
1,660,467
1,675,000 5.250
06/15/2039
1,880,431
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB)
5,250,000 5.250
09/15/2029
5,255,275
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba3/BB)
2,600,000 5.625
11/15/2030
2,607,097
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
10,000,000 5.000
10/01/2047
10,085,087
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A2/A-)
$ 5,380,000 5.000%
06/15/2037
$ 5,556,494
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
10,325,000 5.375
01/01/2043
10,331,393
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
4,850,000 3.750
(a)(b)
11/01/2034
4,834,862
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa1/BB)
1,600,000 4.000
07/01/2042
1,153,483
New Jersey Educational Facilities Authority RB Refunding for The
College of New Jersey Series 2016 F (A2/A)
1,250,000 3.000
07/01/2040
1,041,099
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
4,375,000 4.125
07/01/2054
4,168,388
6,560,000 5.250
07/01/2054
7,133,567
New Jersey Housing & Mortgage Finance
Agency Multi-Family RB 2021 Series B
(NON-AMT) (HUD SECT 8) (HUD SECT 8) (NR/AA-)
1,910,000 0.900
11/01/2025
1,852,551
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C
(AMBAC) (A2/A-)
19,370,000 0.000
(f)
12/15/2036
12,115,044
New Jersey State Turnpike Authority RB Series 2015 E (A1/AA-)
1,675,000 5.000
01/01/2032
1,675,000
5,000,000 5.000
01/01/2045
5,000,000
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
290,000 0.000
(f)
12/15/2025
281,095
New Jersey Transportation Trust Fund Authority Federal Highway
Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
2,200,000 5.000
06/15/2027
2,249,416
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A2/A-)
4,805,000 0.000
(f)
12/15/2035
3,144,771
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
3,000,000 0.000
(f)
12/15/2035
1,963,436
11,270,000 0.000
(f)
12/15/2038
6,420,073
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
9,735,000 0.000
(f)
12/15/2026
9,128,366
1,325,000 0.000
(f)
12/15/2031
1,031,986
5,000,000 0.000
(f)
12/15/2036
3,127,270
1,495,000 0.000
(f)
12/15/2037
892,417

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A2/A-)
$ 755,000 5.000%
06/15/2046
$ 756,005
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
20,405,000 0.000
(f)
12/15/2031
15,903,439
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A2/A-)
26,425,000 0.000
(f)
12/15/2036
16,527,622
33,225,000 0.000
(f)
12/15/2037
19,833,145
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
230,000 0.000
(f)
12/15/2033
164,621
30,275,000 0.000
(f)
12/15/2038
17,246,469
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A2/A-)
1,620,000 5.000
12/15/2039
1,706,211
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
735,000 5.000
06/15/2030
749,643
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
2,905,000 4.000
12/15/2031
2,965,936
2,070,000 5.000
12/15/2032
2,191,602
7,775,000 5.000
12/15/2034
8,180,702
8,840,000 5.000
12/15/2035
9,279,343
3,455,000 5.000
12/15/2036
3,618,051
2,410,000 4.250
12/15/2038
2,437,583
New Jersey Transportation Trust Fund Authority RB Series 2016
(A3/A+)
2,435,000 5.000
06/15/2030
2,483,859
New Jersey Transportation Trust Fund Authority RB Series 2018
(A2/A-)
8,320,000 5.000
12/15/2033
8,782,907
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
120,000 3.000
06/15/2050
92,417
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series AA (NR/NR)
3,510,000 4.500
(d)
12/15/2028
3,712,810
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series AA (NR/A-)
6,490,000 4.500
06/15/2049
6,512,367
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series BB (A2/A-)
1,645,000 5.000
06/15/2032
1,743,550
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A2/A-)
4,600,000 4.000
06/15/2045
4,441,253
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2024 Series CC (A2/A-)
11,200,000 5.250
06/15/2055
12,090,478
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
4,675,000 4.250
06/15/2044
4,634,654
New Jersey Transportation Trust Fund Authority Transportation
Program Notes 2014 Series BB-1 (A2/A-)
3,260,000 5.000
06/15/2032
3,455,302
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2014 BB-1 (A2/A-)
$ 1,320,000 5.000%
06/15/2030
$ 1,404,560
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A2/A-)
3,060,000 5.000
06/15/2034
3,225,546
10,000,000 5.000
06/15/2037
10,461,069
3,000,000 5.250
06/15/2043
3,128,745
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A2/A-)
2,000,000 4.000
06/15/2044
1,940,456
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A2/A-)
6,255,000 0.000
(f)
12/15/2032
4,673,729
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A2/A-)
3,190,000 0.000
(f)
12/15/2029
2,688,529
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2019 Series A (A2/A-)
2,500,000 5.000
12/15/2032
2,696,397
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A2/A-)
3,000,000 4.000
06/15/2041
2,947,248
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A2/A-)
4,550,000 4.250
06/15/2040
4,591,754
2,000,000 5.250
06/15/2041
2,202,117
3,000,000 5.250
06/15/2042
3,291,545
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
3,000,000 4.000
01/01/2043
2,965,927
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,400,000 4.500
01/01/2048
1,450,036
4,725,000 5.250
01/01/2052
5,126,675
New Jersey Turnpike Authority Turnpike RB Series 2024 C
(A1/AA-)
16,750,000 5.000
01/01/2045
18,371,021
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.375
07/01/2053
926,631
Salem County Pollution Control Financing Authority Pollution
Control RB for Philadelphia Electric Company Project 1993
Series A (Baa1/BBB+)
2,740,000 4.450
03/01/2025
2,741,880
South Jersey Port Corp. Subordinated Marine Terminal RB Series
2017 B (A3/NR)
1,020,000 5.000
01/01/2037
1,046,599
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
5,585,000 5.000
01/01/2048
5,625,781
South Jersey Transportation Authority RB Refunding Series 2019
A (AGM) (A1/AA)
725,000 5.000
11/01/2033
773,755
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
17,440,000 5.000
06/01/2046
17,416,487

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
$ 6,455,000 6.750%
(c)
12/01/2041
$ 4,200,578
417,348,587
New Mexico - 0.3%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
2,975,000 3.875
(a)(b)
06/01/2040
3,005,230
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
2,570,000 3.875
(a)(b)
06/01/2040
2,596,114
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
3,800,000 3.875
(a)(b)
06/01/2040
3,838,613
City of Farmington Pollution Control Refunding RB 2005 Series
A (A2/A-)
6,000,000 1.800
04/01/2029
5,424,167
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000 3.900
(a)(b)
06/01/2040
6,909,662
New Mexico Finance Authority Environmental Improvement RB
for Enchantment Water, LLC Project Series 2024 Blue Circular
Economy Bonds (NR/NR)
2,650,000 8.250
(c)
12/01/2045
2,684,668
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,715,000 4.700
09/01/2049
3,726,409
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
175,000 4.000
09/01/2025
175,516
200,000 5.000
09/01/2029
212,806
450,000 5.000
09/01/2030
484,117
300,000 5.000
09/01/2031
322,750
350,000 5.000
09/01/2032
375,691
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
633,000 3.750
(c)
05/01/2028
626,183
2,070,000 4.000
(c)
05/01/2033
1,991,493
2,845,000 4.250
(c)
05/01/2040
2,647,869
35,021,288
New York - 8.4%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
2,000,000 5.250
04/01/2049
2,050,217
1,925,000 5.250
04/01/2054
1,960,763
Allegany County Capital Resource Corp. RB for Alfred University
Project Series 2024 (NR/BBB+)
1,255,000 5.250
04/01/2039
1,328,751
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
$ 1,800,000 0.000%
(f)
07/15/2044
$ 712,575
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
1,400,000 5.000
07/15/2042
1,416,043
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
110,000 4.000
06/15/2025
109,737
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
200,000 4.000
06/15/2027
200,193
200,000 4.000
06/15/2028
200,095
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
675,000 5.000
(c)
09/01/2039
682,538
525,000 5.000
(c)
09/01/2044
517,033
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/BB+)
725,000 5.000
06/15/2042
729,462
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
600,000 5.000
07/01/2042
608,491
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
1,425,000 5.000
(c)
12/01/2041
1,350,135
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000 5.000
07/01/2042
2,582,844
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
300,000 4.000
(c)
06/15/2031
289,056
425,000 4.000
(c)
06/15/2041
369,486
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
2,465,000 4.000
(c)
06/15/2027
2,383,613
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
350,000 5.000
(c)
06/15/2033
369,982
425,000 5.250
(c)
06/15/2043
434,298
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
260,000 6.500
(c)
07/01/2032
274,970
2,500,000 6.500
(c)
07/01/2042
2,571,548
850,000 6.500
(c)
07/01/2052
863,579
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
900,000 9.750
(c)
07/01/2032
877,615
Build NYC Resource Corp. Tax-Exempt RB for Success Academy
Charter Schools Project Series 2024 (NR/A-)
2,110,000 5.000
09/01/2031
2,323,712
1,000,000 5.000
09/01/2033
1,090,821
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
750,000 4.750
06/15/2053
728,469
Build NYC Resource Corporation Tax-Exempt RB Success
Academy Charter Schools Project Series 2024 (NR/A-)
3,155,000 5.000
09/01/2032
3,451,047

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
$ 7,920,000 4.250%
(a)(b)
04/01/2042
$ 7,997,789
City of New Rochelle RB for Iona College Project Series 2015 A
(Baa2/BBB)
325,000 5.000
07/01/2025
327,424
335,000 5.000
07/01/2026
337,565
425,000 5.000
07/01/2027
427,912
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000 5.000
08/01/2026
2,933,057
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
1,945,000 5.000
08/01/2026
2,011,302
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4
(AGM) (Aa2/AA)
5,760,000 5.000
10/01/2026
5,962,736
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3
(Aa2/AA)
1,905,000 5.000
09/01/2026
1,967,166
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
2,500,000 5.500
05/01/2046
2,742,964
3,900,000 4.500
05/01/2049
3,959,803
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000 4.000
03/01/2050
4,559,679
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
1,150,000 5.000
09/01/2037
1,230,048
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
2,300,000 5.250
07/01/2049
2,439,816
2,750,000 5.250
07/01/2054
2,898,068
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
900,000 5.250
05/01/2044
966,447
1,400,000 5.500
05/01/2049
1,510,285
2,800,000 5.500
05/01/2056
3,005,598
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000 3.250
03/15/2035
13,691,081
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
1,000,000 5.000
07/01/2045
1,017,844
Empire State Urban Development Corp. State Personal Income Tax
RB Series 2020E (NR/AA+)
500,000 4.000
03/15/2039
502,792
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
29,200,000 0.000
(c)(f)
06/01/2060
1,315,892
Freddie Mac Multifamily ML Certificates RB Pass Through Series
2017 A (Aaa/NR)
((SOFR + 0.614%))
6,637,382 5.175
(c)(e)
01/25/2033
6,666,659
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
200,000 5.000
12/01/2025
201,839
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority Electric System General RB Series
2024A (A2/A)
$ 2,000,000 5.000%
09/01/2042
$ 2,206,149
Metropolitan Transportation Authority Dedicated Tax Fund Green
Bonds Series 2024A (NR/AA)
5,000,000 4.000
11/15/2051
4,748,203
Metropolitan Transportation Authority RB Green Bond Series 2015
A-2 (A3/NR)
2,500,000 5.000
(a)(b)
11/15/2045
2,675,067
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A3/A-)
645,000 5.000
11/15/2027
657,410
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
9,325,000 4.750
11/15/2045
9,521,602
4,445,000 5.000
11/15/2050
4,585,756
1,800,000 5.250
11/15/2055
1,877,439
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
3,275,000 5.000
11/15/2029
3,538,058
1,450,000 5.000
11/15/2030
1,585,718
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 A-2 (A3/A-)
1,340,000 5.000
11/15/2027
1,399,401
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A3/A-)
2,465,000 4.000
11/15/2032
2,488,341
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A3/A-)
7,785,000 5.000
11/15/2037
8,592,476
8,605,000 5.000
11/15/2039
9,417,695
5,445,000 5.000
11/15/2040
5,923,790
4,190,000 4.000
11/15/2043
4,041,837
14,200,000 5.250
11/15/2049
15,237,091
Metropolitan Transportation Authority RB Refunding Series 2016
B (A3/A-)
545,000 5.000
11/15/2027
559,796
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
530,000 5.000
11/15/2029
544,104
755,000 5.250
11/15/2031
776,234
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/A-)
595,000 5.000
11/15/2028
611,011
Metropolitan Transportation Authority Transportation RB Series
2015A-1 (A3/A-)
475,000 5.000
11/15/2025
478,043
Metropolitan Transportation Authority Transportation RB Series
2015B (A3/A-)
2,340,000 5.250
11/15/2055
2,347,043
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019A (AGM) (A1/AA)
11,050,000 5.000
11/15/2044
11,451,101
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
4,980,000 4.000
11/15/2047
4,732,564
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
3,000,000 4.000
11/15/2047
2,834,295

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2021A-1 (A3/A-)
$ 5,000,000 4.000%
11/15/2047
$ 4,698,085
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
3,750,000 5.000
11/15/2027
3,938,247
400,000 5.000
11/15/2028
426,323
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017B (A3/A-)
1,655,000 5.000
11/15/2025
1,680,221
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A3/A-)
2,765,000 5.000
11/15/2027
2,903,801
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds Subseries 2015E-1 (Aa2/AA/A-1)
10,085,000 3.850
(a)(b)
11/15/2050
10,085,000
MTA Hudson Rail Yards Trust Obligations Series 2016A (A3/NR)
2,000,000 5.000
11/15/2056
1,999,978
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
82,790,000 0.000
(f)
06/01/2060
5,066,541
New York City Housing Development Corp. Multi-Family Housing
RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000 3.700
(a)(b)
05/01/2064
10,063,411
New York City Industrial Development Agency RB for Churchill
School & Center for Learning Disabilities, Inc. Series 1999
(AGC) (NR/AA)
940,000 2.250
10/01/2029
876,829
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000 3.000
01/01/2039
3,478,003
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/AA)
2,175,000 4.000
03/01/2045
2,023,405
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,410,000 3.000
03/01/2036
2,226,506
2,555,000 3.000
03/01/2040
2,227,400
1,925,000 4.000
03/01/2045
1,882,544
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable
Rate Fiscal 2021 Series EE Subseries EE-1 and EE-2
(Aa1/AA+/A-1)
26,190,000 3.800
(a)(b)
06/15/2045
26,190,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable Rate
Fiscal 2022 Series DD Adjustable Rate Remarketed Securities
(Aa1/AA+)
14,390,000 4.000
(a)(b)
06/15/2033
14,390,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2018
Series Bb (Aa1/AA+)
11,150,000 5.000
06/15/2046
11,431,762
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series Aa Fiscal 2025 Subseries Aa-1 (Aa1/AA+)
10,000,000 5.250
06/15/2053
10,953,822
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series Aa Fiscal 2025 Subseries Aa-2 (Aa1/AA+)
$ 6,350,000 5.000%
06/15/2049
$ 6,854,317
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Fiscal 2019
Series Ee, (Aa1/AA+)
1,000,000 4.000
06/15/2040
1,007,001
New York City Transitional Finance Authority Building Aid RB
Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
5,000,000 5.000
07/15/2032
5,079,657
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2018 Series B Subseries B-1
(Aa1/AAA)
18,400,000 5.000
08/01/2045
18,876,177
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
6,000,000 5.500
11/01/2045
6,668,645
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
3,000,000 5.000
11/01/2039
3,371,350
2,500,000 5.000
11/01/2040
2,791,873
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1
(Aa1/AAA)
830,000 4.000
05/01/2045
808,662
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Adjustable Rate Bonds Fiscal
2011 Subseries A-4 (Aa1/AAA/A-1)
17,700,000 3.850
(a)(b)
08/01/2039
17,700,000
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2024 Series C
(Aa1/AAA)
6,490,000 5.500
05/01/2042
7,373,508
3,500,000 5.500
05/01/2053
3,872,221
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2025 Series E
(Aa1/AAA)
21,700,000 5.500
(h)
11/01/2049
24,276,024
New York Convention Center Development Corp. Revenue
Refunding Bonds Series 2015 (A2/NR)
3,755,000 5.000
11/15/2030
3,795,634
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000 0.000
(f)
06/01/2060
8,501,732
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
4,050,000 5.150
(c)
11/15/2034
4,053,484
9,000,000 5.375
(c)
11/15/2040
9,007,449
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
4,175,000 7.250
(c)
11/15/2044
4,179,807
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
20,610,000 5.000
(c)
11/15/2044
20,621,727

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
$ 855,000 2.625%
09/15/2069
$ 795,922
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,070,000 2.800
09/15/2069
986,723
New York NY GO Bonds 2018 E-1 (Aa2/AA)
9,725,000 5.000
03/01/2044
10,032,446
New York Port Authority Consolidated Bonds 273rd Series
(Aa3/AA-)
7,835,000 4.000
07/15/2051
7,280,382
New York St Dorm Auth St Pers Income Tax Rev General Purpose
Bonds 2022 A (NR/NR)
450,000 5.000
03/15/2027
469,222
New York State Dormitory Authority General Purpose Personal
Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000 5.000
(d)
08/15/2026
2,633,437
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 A (Baa1/NR)
1,400,000 5.000
07/01/2033
1,454,031
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
100,000 3.560
07/01/2026
98,044
100,000 3.670
07/01/2027
96,523
40,000 3.760
07/01/2028
37,947
200,000 3.820
07/01/2029
186,639
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
970,000 5.000
07/01/2025
974,233
1,185,000 5.000
07/01/2029
1,187,711
745,000 5.000
07/01/2030
745,501
100,000 4.000
07/01/2031
93,990
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B3/B-)
540,000 5.000
07/01/2032
540,981
465,000 5.000
07/01/2034
463,803
1,005,000 5.000
07/01/2035
998,213
440,000 5.000
07/01/2036
434,935
545,000 4.000
07/01/2040
475,360
590,000 5.000
07/01/2041
585,289
2,315,000 4.000
07/01/2045
1,951,223
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
530,000 4.000
09/01/2036
515,505
500,000 4.000
09/01/2037
484,282
575,000 4.000
09/01/2038
553,975
615,000 4.000
09/01/2039
586,780
750,000 4.000
09/01/2040
704,482
New York State Dormitory Authority RB Refunding for St. John's
University Series 2021 A (A3/A-)
2,750,000 4.000
07/01/2048
2,603,460
New York State Dormitory Authority RB Refunding for State of
New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000 3.000
03/15/2038
3,974,970
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000 3.000
04/01/2042
910,691
1,550,000 3.000
04/01/2048
1,208,737
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020 A (Aa1/NR)
$ 24,990,000 4.000%
03/15/2043
$ 24,691,907
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020A (NR/NR)
10,000 4.000
(d)
09/15/2030
10,518
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2021 E (NR/AA+)
9,995,000 4.000
03/15/2038
10,162,019
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2021 E (NR/NR)
5,000 4.000
(d)
03/15/2032
5,305
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2024A (Aa1/NR)
10,000,000 5.250
03/15/2052
10,884,863
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,440,000 2.875
(a)(b)(c)
12/01/2044
1,350,901
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
750,000 2.750
(a)(b)
09/01/2050
742,305
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
3,050,000 1.100
(a)(b)
11/01/2061
2,851,139
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
2,025,000 3.450
(a)(b)
06/15/2054
2,007,994
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
4,465,000 3.350
(a)(b)
06/15/2054
4,442,664
New York State Thruway Authority General RB Series P (Aa3/A+)
1,800,000 5.000
01/01/2049
1,932,663
1,865,000 5.250
01/01/2054
2,015,637
New York State Urban Development Corp. RB for State of New
York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000 3.000
03/15/2050
5,333,421
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000 4.000
03/15/2038
11,639,694
New York State Urban Development Corporation State Sales Tax
RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000 5.000
03/15/2051
8,535,666
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
1,000,000 4.000
12/01/2040
996,464
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (Baa1/NR)
2,500,000 5.000
12/01/2036
2,659,741
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
4,750,000 5.000
01/01/2027
4,862,841
310,000 5.000
01/01/2031
318,525
8,645,000 5.000
01/01/2033
8,859,150
3,800,000 5.000
01/01/2034
3,887,601
9,625,000 4.000
01/01/2036
9,193,219

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
$ 2,850,000 5.000%
01/01/2036
$ 2,907,438
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
4,580,000 4.000
10/01/2030
4,546,742
4,815,000 5.000
10/01/2035
4,993,546
8,140,000 5.000
10/01/2040
8,323,458
9,800,000 4.375
10/01/2045
9,330,994
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
1,225,000 2.500
10/31/2031
1,035,962
600,000 4.000
10/31/2034
579,356
4,780,000 4.000
10/31/2041
4,363,161
New York Transportation Development Corp. RB for
Laguardia Gateway Partners LLC Series 2016 A
(AMT) (AGM-CR) (A1/AA)
1,500,000 4.000
07/01/2046
1,366,728
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000 5.000
12/01/2028
520,734
500,000 5.000
12/01/2029
525,191
2,200,000 5.000
12/01/2036
2,279,188
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000 5.000
12/01/2032
177,500
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
690,000 5.000
07/01/2034
690,775
15,675,000 5.000
07/01/2041
15,675,273
4,050,000 5.000
07/01/2046
4,049,852
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
8,425,000 5.250
01/01/2050
8,424,813
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy international Airport New Terminal One
Project Green Bonds Series (AMT) (AGM) (A1/AA)
8,375,000 5.000
06/30/2049
8,689,770
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
3,125,000 6.000
06/30/2054
3,342,685
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
2,490,000 5.000
06/30/2049
2,564,597
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2022
(Baa1/NR)
500,000 5.000
12/01/2027
517,467
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project (AMT) (Baa3/NR)
5,350,000 5.500
06/30/2054
5,612,081
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa3/BBB-)
750,000 6.000
04/01/2035
835,159
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
$ 2,250,000 5.000%
08/01/2031
$ 2,252,804
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
5,890,000 5.250
08/01/2031
6,128,981
5,675,000 5.375
08/01/2036
5,939,468
New York Transportation Development Corp. Special Facility RB
Series 2021 (NR/NR)
4,060,000 3.000
08/01/2031
3,783,628
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
2,375,000 5.000
08/01/2026
2,379,005
New York Transportation Development Corporation
(Terminal 4 John F. Kennedy International Airport Project)
Special Facility RB, Series 2020C (Baa1/BBB)
1,250,000 5.000
12/01/2029
1,340,139
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
420,000 4.000
12/01/2033
425,252
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
1,065,000 4.000
12/01/2034
1,075,397
670,000 4.000
12/01/2035
674,263
1,135,000 4.000
12/01/2036
1,140,345
1,260,000 3.000
12/01/2039
1,040,720
840,000 3.000
12/01/2040
682,416
6,270,000 4.000
12/01/2049
5,840,513
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
345,000 4.000
07/01/2039
289,280
4,225,000 3.000
07/01/2044
2,812,538
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
1,585,000 6.000
(c)
09/01/2043
1,729,228
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
4,720,000 4.000
07/01/2035
3,911,757
Port Authority of New York & New Jersey Consolidated RB Series
221 (Aa3/AA-)
2,000,000 4.000
07/15/2045
1,876,707
1,500,000 4.000
07/15/2050
1,397,420
Port Authority of New York and New Jersey Consolidated Bonds
242nd Series (Aa3/AA-)
1,500,000 5.000
12/01/2026
1,537,604
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
8,975,000 3.000
10/01/2027
8,756,203
1,555,000 3.000
10/01/2028
1,500,590
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,520,000 5.250
08/01/2047
1,619,209

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Power Authority of The State of New York Green Transmission
Project RB, Series 2023A (AGM) (Aa3/AA)
$ 1,500,000 5.000%
11/15/2053
$ 1,601,382
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,200,000 4.250
05/01/2052
5,983,785
5,225,000 5.000
05/01/2052
5,455,254
State of New York Dormitory Authority Personal Income Tax RB
Series 2018A (Aa1/NR)
10,200,000 4.000
03/15/2048
9,871,786
State of New York Dormitory Authority Personal Income Tax RB
Series 2019D (Aa1/NR)
10,000,000 4.000
02/15/2047
9,668,589
State of New York Dormitory Authority Personal Income Tax RB
Series 2021A (NR/AA+)
10,215,000 4.000
03/15/2038
10,364,569
8,175,000 4.000
03/15/2040
8,206,226
State of New York Dormitory Authority Personal Income Tax RB
Series 2021E (NR/AA+)
6,800,000 4.000
03/15/2046
6,601,308
8,700,000 4.000
03/15/2047
8,396,325
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,070,000 5.000
07/01/2027
1,073,562
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1
(NR/BBB-)
3,430,000 4.000
06/01/2050
3,276,356
The City of New York GO Bonds Fiscal 2019 Series D Subseries
D-4 Adjustable Rate Bonds (Aa2/AA/A-1+)
17,700,000 3.850
(a)(b)
12/01/2047
17,700,000
Triborough Bridge & Tunnel Authority General Revenue Bond
Series 2022A (Aa3/AA-)
5,900,000 5.500
11/15/2057
6,433,433
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000 4.250
05/15/2058
8,119,106
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
4,000,000 5.000
05/15/2049
4,292,528
5,000,000 5.000
05/15/2054
5,346,463
Westchester County Local Development Corporation RB for New
York Blood Center Project Series 2024 (Baa1/NR)
2,555,000 5.000
07/01/2035
2,775,741
1,345,000 5.000
07/01/2038
1,444,283
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
195,000 4.000
10/15/2029
193,305
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
610,000 4.000
10/15/2030
606,207
895,708,028
North Carolina - 0.8%
Charlotte Douglas International Airport RB Series 2023A
(NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000 5.000
07/01/2048
6,978,640
City of Mebane Combined Utilities RB Series 2024 (Aa3/AA-)
1,800,000 4.000
08/01/2049
1,717,587
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
Columbus County Industrial Facilities & Pollution Control
Financing Authority Environmental Improvement and
Refunding RB for International Paper Company Project Series
2019A (NR/BBB) (PUTABLE)
$ 1,100,000 3.450%
(a)(b)
11/01/2033
$ 1,084,747
Columbus County Industrial Facilities & Pollution Control
Financing Authority Refunding RB for International Paper
Company Project Series 2019B (NR/BBB) (PUTABLE)
1,000,000 3.450
(a)(b)
11/01/2033
986,134
County of Mecklenburg GO Bonds for Public Improvement Series
2018 (Aaa/AAA)
5,250,000 5.000
03/01/2029
5,583,920
County of Wake GO Public Improvement Bonds Series 2022A
(Aaa/AAA)
5,000,000 5.000
02/01/2025
5,007,295
County of Wake GO Refunding Bonds Series 2023B (Aaa/AAA)
1,810,000 5.000
05/01/2026
1,859,288
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
1,000,000 5.000
07/01/2028
1,039,661
1,900,000 5.500
07/01/2052
2,032,757
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
1,150,000 5.250
07/01/2053
1,208,327
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
2,735,000 5.000
12/31/2037
2,739,930
North Carolina Housing Finance Agency
Home Ownership RB Series 54-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000 4.550
07/01/2044
1,496,947
North Carolina Housing Finance Agency
Home Ownership RB Series 55-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
9,730,000 4.350
01/01/2044
9,586,629
North Carolina Medical Care Commission Health Care Facilities
First Mortgage Revenue Refunding Bonds Pennybyrn at
Maryfield Series 2015 (NR/NR)
3,875,000 5.000
10/01/2035
3,876,259
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
680,000 4.000
09/01/2041
619,651
325,000 4.000
09/01/2046
281,582
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
235,000 4.000
03/01/2025
234,830
220,000 5.000
03/01/2026
222,053
270,000 5.000
03/01/2027
275,000
255,000 5.000
03/01/2028
261,705
250,000 4.000
03/01/2029
248,733
260,000 4.000
03/01/2030
257,221
270,000 4.000
03/01/2031
266,338
725,000 4.000
03/01/2036
695,844
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,355,000 5.000
10/01/2040
1,367,152

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (A2/AA-)
$ 5,995,000 3.000%
07/01/2045
$ 4,910,383
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
910,000 4.000
09/01/2041
829,239
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000 3.000
07/01/2026
579,199
1,785,000 3.000
07/01/2027
1,734,540
1,040,000 4.000
07/01/2030
1,027,793
1,080,000 5.000
07/01/2031
1,110,544
1,110,000 5.000
07/01/2032
1,139,110
1,375,000 5.000
07/01/2033
1,408,239
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Series 2024A (NR/NR)
750,000 5.000
10/01/2044
774,294
North Carolina Turnpike Authority RB Senior Lien for Triangle
Expressway Series 2019 (AGM) (NR/AA)
3,000,000 3.000
01/01/2042
2,445,196
3,500,000 5.000
01/01/2049
3,608,568
North Carolina Turnpike Authority Triangle Expressway System
Senior Lien Turnpike RB Series 2019 (NR/BBB)
9,500,000 5.000
01/01/2049
9,751,719
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa3/AA)
2,410,000 5.000
(a)(b)
01/15/2049
2,648,783
81,895,837
North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
4,125,000 4.000
12/01/2035
3,943,410
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,875,000 3.000
12/01/2051
1,369,839
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000 3.000
05/01/2041
803,041
2,750,000 3.000
05/01/2046
1,845,605
7,961,895
Ohio - 2.3%
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2019B (A1/A)
1,255,000 5.000
02/15/2025
1,257,506
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1
(A2/A+)
7,110,000 5.000
(a)(b)
10/01/2049
7,385,878
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
31,565,000 5.000
06/01/2055
27,974,617
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
5,070,000 3.000
06/01/2048
3,660,402
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/A-)
440,000 5.000
06/01/2034
462,001
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/A-) – (continued)
$ 310,000 4.000%
06/01/2037
$ 301,790
2,655,000 4.000
06/01/2038
2,563,301
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
37,685,000 0.000
(f)
06/01/2057
3,400,491
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
6,710,000 4.000
06/01/2048
5,844,466
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB)
7,195,000 5.375
09/15/2027
7,202,529
Cleveland Clinic Health System Obligated Group State of Ohio
Hospital RB Series 2019E (Aa2/AA/A-1)
20,080,000 3.800
(a)(b)
01/01/2052
20,080,000
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
2,525,000 7.000
(c)
07/01/2053
2,578,381
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
2,185,000 5.000
05/15/2032
2,181,992
County of Cuyahoga Hospital RB Series 2017 (Baa2/BBB)
6,500,000 5.000
02/15/2037
6,613,957
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa2/BBB)
5,000,000 5.500
02/15/2052
5,078,830
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000 4.000
09/01/2040
353,087
625,000 4.000
09/01/2045
524,465
850,000 5.000
09/01/2049
822,122
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
3,210,000 5.000
07/01/2035
3,347,466
3,915,000 5.000
07/01/2036
4,054,561
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
5,000 4.000
(d)
07/01/2028
5,294
4,220,000 4.000
07/01/2040
3,752,670
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
3,680,000 5.250
11/15/2040
3,702,274
County of Franklin RB Series OH 2019A (Aa3/AA-)
5,500,000 4.000
12/01/2044
5,299,932
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
11,225,000 5.250
11/15/2048
11,327,316
County of Montgomery Ohio Health Care Facilities Revenue
Refunding and Improvement Bonds Series 2024 (Baa1/NR)
2,000,000 5.250
09/01/2054
2,092,418
County of Warren Ohio Hospital Facilities Refunding RB Series
2024A (NR/NR)
1,755,000 5.000
05/15/2034
1,883,611

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
$ 7,325,000 5.250%
02/15/2047
$ 7,423,443
5,475,000 5.000
02/15/2052
5,484,855
760,000 5.000
02/15/2057
760,834
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa2/BBB)
10,000,000 8.223
02/15/2040
10,993,930
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
1,000,000 5.000
02/15/2025
1,000,868
2,865,000 5.500
02/15/2057
2,907,556
Cuyahoga Metropolitan Housing Authority RB for Social Bonds
Series 2021 (HUD SECT 8) (NR/A+)
3,550,000 2.000
12/01/2031
3,006,563
Evans Farm New Community Authority Special Assessment Bonds
Series 2020 (NR/NR)
2,000,000 3.750
12/01/2038
1,666,161
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
325,000 5.000
12/01/2026
327,695
325,000 5.000
12/01/2027
329,061
425,000 5.000
12/01/2028
431,609
400,000 5.000
12/01/2029
406,840
680,000 5.000
12/01/2030
691,019
800,000 5.000
12/01/2031
811,127
660,000 5.000
12/01/2032
667,713
1,170,000 5.000
12/01/2033
1,183,575
1,725,000 5.000
12/01/2035
1,736,232
650,000 5.000
12/01/2037
650,168
1,630,000 5.000
12/01/2038
1,621,209
2,000,000 5.000
12/01/2051
1,912,060
Lancaster Port Authority Gas Supply Revenue Refunding Bonds
Series 2019 (Aa1/NR)
1,860,000 5.000
(a)(b)
08/01/2049
1,862,488
Northeast Ohio Medical University RB Refunding Series 2021 A
(Baa1/NR)
250,000 4.000
12/01/2035
243,897
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
3,500,000 4.250
(a)(b)
11/01/2039
3,529,382
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
14,000,000 4.250
(a)(b)
11/01/2040
14,130,392
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
700,000 4.500
(c)
01/15/2048
666,445
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (NR/BBB-)
1,100,000 3.375
08/01/2029
1,072,319
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
925,000 2.875
02/01/2026
907,359
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,305,000 2.875
02/01/2026
2,261,040
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB Refunding for Ohio
Valley Electric Corp. Series 2019 A (Baa3/NR)
$ 3,130,000 3.250%
09/01/2029
$ 3,031,916
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014A (Baa2/BBB)
2,500,000 2.400
(a)(b)
12/01/2038
2,310,245
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014B (Baa2/BBB)
3,500,000 2.600
(a)(b)
06/01/2041
3,249,885
Ohio Higher Educational Facility Commission RB for University
Circle, Inc. Series 2020 (A3/NR)
1,445,000 5.000
01/15/2035
1,511,102
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
1,260,000 5.000
12/01/2042
1,245,552
1,250,000 5.000
12/01/2045
1,212,408
Ohio Higher Educational Facility Commission RB Refunding for
Xavier University Series 2020 (Baa1/NR)
695,000 4.000
05/01/2037
680,026
Ohio Housing Finance Agency Residential Mortgage RB
2024 Series B Mortgage-Backed Securities Program
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
2,495,000 4.650
09/01/2049
2,497,038
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
900,000 5.000
01/15/2040
930,115
Ohio State Higher Educational Facilities Commission Hospital RB
Project Series 2020 (A3/NR)
1,060,000 5.000
01/15/2033
1,113,424
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
925,000 5.000
(c)
12/01/2033
924,993
1,795,000 5.000
(c)
12/01/2038
1,747,535
2,725,000 5.000
(c)
12/01/2048
2,534,506
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
1,500,000 4.375
(a)(b)
06/15/2056
1,476,911
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
1,190,000 5.000
12/01/2044
1,181,137
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
390,000 3.750
(c)
12/01/2031
378,222
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000 5.000
12/01/2046
3,579,648
State of Ohio Higher Educational Facilities Senior Lien Hospital
Bonds Series 2020 (A3/NR)
1,140,000 5.000
01/15/2037
1,186,906
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,500,000 5.750
09/01/2037
1,555,358
1,500,000 6.000
09/01/2042
1,551,795
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
880,000 5.000
05/01/2039
941,386
815,000 5.000
05/01/2041
864,302
740,000 5.000
05/01/2042
781,767

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
State of Ohio Higher Educational Facility Refunding RB for Xavier
University 2025 Project Forward Delivery (Baa1/NR)
$ 1,710,000 5.000%
(h)
05/01/2043
$ 1,787,394
1,800,000 5.000
(h)
05/01/2044
1,873,179
785,000 5.000
(h)
05/01/2045
813,229
State of Ohio Hospital RB, Series 2020 Premier Health Partners
Obligated Group (Baa1/NR)
1,270,000 4.000
11/15/2041
1,175,054
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
3,500,000 4.000
01/01/2038
3,424,538
960,000 4.000
01/01/2041
916,817
248,913,585
Oklahoma - 0.3%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000 2.000
11/01/2029
3,445,490
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (B1/BBB-)
925,000 4.000
09/01/2045
762,000
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA-)
3,300,000 5.000
07/01/2026
3,392,890
3,400,000 5.000
07/01/2027
3,563,998
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA-)
650,000 5.000
07/01/2026
668,297
500,000 5.000
07/01/2027
524,117
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba2/BB)
2,125,000 5.000
08/15/2029
2,191,637
5,400,000 5.500
08/15/2057
5,484,182
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000 4.000
08/15/2048
3,340,225
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba2/BB)
2,725,000 5.500
08/15/2052
2,770,660
Oklahoma Housing Finance Agency Collateralized RB Pioneer
Plaza Apartments, Series 2023A HUD SECT 8 FHA
221(D)(4) (Aaa/NR)
775,000 4.000
(a)(b)
06/01/2028
775,778
Oklahoma Turnpike Authority Oklahoma Turnpike System Second
Senior RB Series 2023 (Aa3/AA-)
4,000,000 5.500
01/01/2053
4,397,383
Payne County Economic Development Authority Educational
Facilities Lease RB Stillwater Public Schools Project Series
2024 (BAM) (A2/AA)
2,105,000 5.000
09/01/2026
2,162,362
1,740,000 5.000
09/01/2027
1,817,571
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2015 (NR/B+)
1,785,000 5.000
(a)(b)
06/01/2035
1,792,061
37,088,651
Oregon - 0.4%
City of Cannon Beach Full Faith and Credit Obligations Series
2024 (NR/AA)
750,000 4.000
06/01/2054
725,639
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2023 Series A (Aa2/AA)
$ 5,500,000 5.000%
12/01/2035
$ 6,200,428
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000 5.125
11/15/2040
241,046
120,000 5.250
11/15/2050
117,531
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
1,385,000 3.500
03/01/2029
1,322,100
1,540,000 3.750
03/01/2032
1,428,074
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
1,875,000 5.000
08/15/2045
1,944,163
Oregon State Facilities Authority RB Refunding for Reed College
Project Series 2017 A (NR/NR)
8,895,000 5.000
(d)
07/01/2027
9,323,567
Oregon State Facilities Authority RB Refunding for Samaritan
Health Services, Inc. Obligated Group Series 2020 A
(NR/BBB+)
525,000 5.000
10/01/2029
549,545
225,000 5.000
10/01/2035
234,603
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000 4.000
07/01/2047
1,998,884
Port of Portland RB for International Airport Series 2019 25-B
(NR/AA-)
2,365,000 5.000
07/01/2033
2,466,759
1,000,000 5.000
07/01/2034
1,041,879
1,000,000 5.000
07/01/2035
1,037,342
State of Oregon GO Refunding Bonds for Higher Education Series
2021 H (Aa1/AA+)
1,175,000 1.250
08/01/2027
1,096,987
860,000 1.375
08/01/2028
784,273
875,000 1.500
08/01/2029
782,637
The Hospital Facilities Authority of The City of Astoria Oregon RB
Columbia Memorial Hospital Project Series 2024 (NR/BBB)
4,500,000 5.250
08/01/2049
4,755,196
Warm Springs Reservation Confederated Tribe Hydroelectric RB
Refunding for Pelton-Round Butte Project Series 2019 B
(A3/NR)
190,000 5.000
(c)
11/01/2034
202,890
500,000 5.000
(c)
11/01/2036
531,334
Washington County School District No. 1 GO Bonds Series 2017
(SCH BD GTY) (Aa1/NR)
4,155,000 5.000
06/15/2029
4,345,471
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,625,000 5.000
11/15/2051
1,375,445
42,505,793
Pennsylvania - 4.0%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Retirement Communities RB Series 2016 (NR/NR)
900,000 5.000
11/15/2033
917,941
Adams County General Authority RB for The Brethren Home
Community Project Series 2024A (NR/NR)
2,500,000 5.000
06/01/2034
2,712,193
1,450,000 5.000
06/01/2039
1,539,613
1,750,000 5.000
06/01/2044
1,809,959

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
$ 1,000,000 5.250%
09/01/2035
$ 989,629
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
18,400,000 4.000
04/01/2044
17,287,587
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018
A (NR/A)
5,145,000 5.000
04/01/2030
5,361,954
Allegheny County Hospital Development Authority UPMC RB
Series 2019A (A2/A)
6,230,000 4.000
07/15/2038
6,142,162
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
2,750,000 5.125
05/01/2030
2,871,005
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
75,000 5.000
05/01/2026
76,343
525,000 5.000
05/01/2027
542,109
700,000 5.000
05/01/2029
738,905
750,000 5.000
05/01/2030
798,065
750,000 5.000
05/01/2031
804,416
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB for Waterfront - 30 E. Allen Street
Project Series 2024A (NR/NR)
800,000 5.250
(c)
05/01/2032
827,353
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba3/NR)
1,380,000 5.000
(c)
05/01/2027
1,409,142
1,600,000 5.000
(c)
05/01/2032
1,620,611
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba3/NR)
800,000 5.000
(c)
05/01/2028
817,959
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
500,000 5.000
05/01/2025
502,283
900,000 5.000
05/01/2033
967,811
1,000,000 5.000
05/01/2034
1,071,650
900,000 5.000
05/01/2035
961,582
1,000,000 5.000
05/01/2036
1,063,016
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022 forward
Delivery (Baa3/NR)
750,000 5.000
05/01/2032
808,591
Bethel Park School District Allegheny County
Pennsylvania GO Limited Tax Bonds Series of 2024
(ST AID WITHHLDG) (Aa2/NR)
695,000 5.000
08/01/2039
772,024
1,090,000 5.000
08/01/2040
1,205,244
1,550,000 5.000
08/01/2041
1,706,210
2,125,000 5.000
08/01/2043
2,320,400
1,695,000 5.000
08/01/2044
1,844,811
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/B+)
$ 325,000 5.000%
07/01/2025
$ 323,908
420,000 5.000
07/01/2026
418,964
425,000 5.000
07/01/2027
434,599
450,000 5.000
07/01/2028
463,970
475,000 5.000
07/01/2029
493,265
650,000 5.000
07/01/2030
679,552
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000 5.000
10/01/2030
103,088
350,000 5.000
10/01/2031
360,812
410,000 5.000
10/01/2033
422,645
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
900,000 6.000
(c)
10/15/2052
933,870
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000 4.000
12/01/2046
9,512,960
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa2/BBB+)
500,000 4.000
05/01/2036
468,991
595,000 4.000
05/01/2041
525,220
380,000 5.000
05/01/2047
369,109
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
2,075,000 4.000
03/01/2042
1,774,382
Coatesville School District GO Refunding Bonds Series 2017
(AGM ST AID WITHHLDG) (Aa3/AA)
1,000,000 5.000
08/01/2025
1,009,782
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (Aa3/AA)
21,580,000 4.000
06/01/2039
21,471,015
Commonwealth of Pennsylvania COPS Series 2018 A (A1/A)
1,250,000 4.000
07/01/2046
1,189,890
Commonwealth of Pennsylvania GO Bonds 1st Series 2015
(Aa2/A+)
6,500,000 5.000
03/15/2033
6,518,904
Commonwealth of Pennsylvania GO Bonds First Series of 2024
Bid Group B (Aa2/A+)
11,450,000 4.000
08/15/2044
11,290,694
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
2,000,000 5.875
(c)
10/15/2040
1,622,467
6,375,000 6.250
(c)
10/15/2053
4,897,005
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/BB-)
850,000 5.000
(c)
10/15/2034
705,448
Delaware County Authority RB for Villanova University Series
2015 (Aa3/AA-)
1,120,000 5.000
08/01/2040
1,127,594
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
1,400,000 5.000
(c)
07/01/2031
1,476,381
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000 5.000
12/01/2038
736,712

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (NR/AA-)
(3M USD LIBOR + 0.77%)
$ 15,800,000 4.461%
(e)
05/01/2037
$ 14,990,970
General Authority of Southcentral Pennsylvania RB Refunding
WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000 4.000
06/01/2044
694,555
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
900,000 5.000
03/01/2040
816,297
Lancaster Municipal Authority Healthcare Facilities RB for Garden
Spot Village Project Series A of 2024 (NR/NR)
900,000 5.000
05/01/2049
922,336
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
150,000 5.000
03/01/2025
150,091
185,000 5.000
03/01/2026
185,883
150,000 5.000
03/01/2027
152,408
135,000 5.000
03/01/2028
138,003
160,000 5.000
03/01/2029
164,175
Latrobe Industrial Development Authority University RB
Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000 5.000
03/01/2031
180,539
300,000 5.000
03/01/2033
307,411
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
3,240,000 5.250
07/01/2044
3,128,432
Montgomery County Higher Education & Health Authority RB
Refunding for Thomas Jefferson University Obligated Group
Series 2019 (A3/A)
1,000,000 4.000
09/01/2037
985,037
550,000 4.000
09/01/2038
538,300
1,000,000 4.000
09/01/2039
974,440
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
2,250,000 4.100
(a)(b)
04/01/2053
2,290,178
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
1,645,000 4.100
06/01/2029
1,679,063
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000 4.450
(a)(b)
10/01/2034
2,716,022
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
1,035,000 5.000
11/15/2045
1,060,950
Montgomery County Industrial Development Authority RB ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 C (NR/NR)
600,000 4.000
11/15/2043
567,359
Montgomery County Industrial Development Authority RB
Refunding for The Public School of Germantown Series 2021
A (NR/BBB+)
400,000 4.000
10/01/2036
374,872
400,000 4.000
10/01/2041
355,230
Northampton County General Purpose Authority Hospital RB
Series 2016A (A3/A-)
24,840,000 5.000
08/15/2046
25,010,889
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
$ 1,000,000 5.000%
11/01/2039
$ 946,955
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2030
1,605,418
1,900,000 4.000
07/01/2033
1,899,730
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000 5.000
07/01/2038
4,345,751
Pennsylvania Economic Development Financing Authority RB for
The Pennsylvania Rapid Bridge Replacement Project Series
2015 (NR/BBB)
750,000 5.000
06/30/2042
754,610
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(A1/A+)
8,250,000 3.000
04/01/2039
7,064,550
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
1,800,000 4.000
07/01/2041
1,706,442
Pennsylvania Economic Development Financing Authority RB
Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,200,000 4.000
10/15/2040
1,181,688
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(a)(b)
10/01/2046
10,065,244
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000 1.100
(a)(b)
06/01/2031
5,727,003
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
6,650,000 5.750
06/30/2048
7,133,500
1,350,000 5.250
06/30/2053
1,385,443
10,000,000 6.000
06/30/2061
10,892,501
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
5,105,620
Pennsylvania Economic Development Financing Authority UPMC
RB Series 2021A (A2/A)
1,220,000 4.000
10/15/2037
1,207,603
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
2,200,000 4.000
04/15/2036
2,207,295
Pennsylvania Higher Educational Facilities Authority Duquesne
University of the Holy Spirit RB Series 2019 A (A2/A)
350,000 4.000
03/01/2037
351,956
675,000 5.000
03/01/2038
705,723
500,000 5.000
03/01/2039
521,533
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD LIBOR + 0.60%)
580,000 3.853
(e)
07/01/2027
575,223

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission Oil Franchise Tax
Subordinated RB Series 2018 B (A2/NR)
$ 9,995,000 5.250%
12/01/2048
$ 10,426,946
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
23,255,000 5.250
12/01/2044
24,407,992
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000 5.000
12/01/2036
4,554,622
4,275,000 5.000
12/01/2038
4,561,689
Pennsylvania Turnpike Commission Registration Fee Revenue
Refunding Bonds Series of 2023 (A1/AA-)
(SIFMA Municipal Swap Index Yield + 0.85%)
2,075,000 4.470
(b)(e)
07/15/2041
2,071,534
Philadelphia Airport Revenue and Refunding Bonds Series 2021
(A1/NR)
5,750,000 5.000
07/01/2026
5,883,764
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
650,000 5.125
06/15/2042
651,667
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
345,000 4.000
06/15/2029
334,298
1,000,000 5.000
06/15/2039
974,870
Philadelphia Authority for Industrial Development RB for Mast
Community Charter School II Series 2020 A (NR/BBB-)
435,000 5.000
08/01/2030
445,294
290,000 5.000
08/01/2040
292,583
Philadelphia Authority for Industrial Development RB Refunding
for Philadelphia Performing Arts Charter School Series 2020
(NR/BB+)
900,000 5.000
(c)
06/15/2040
904,957
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB+)
1,400,000 5.000
(c)
06/15/2033
1,429,930
Philadelphia Authority for Industrial Development The Children's
Hospital of Philadelphia Project Hospital RB Series A of 2024
(Aa2/AA)
20,000,000 5.250
07/01/2049
21,755,762
Philadelphia Authority for Industrial Development The Children's
Hospital of Philadelphia Project Hospital RB Series B-1 of
2024 (Aa2/AA/A-1+)
47,970,000 4.000
(a)(b)
07/01/2054
47,970,000
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
2,310,000 5.000
07/01/2028
2,363,855
Philadelphia IDA University RB for St. Joseph's University Project
Series 2022 (NR/A-)
2,500,000 5.250
11/01/2052
2,672,707
Philadelphia Redevelopment Authority City Service Agreement RB
for City of Philadelphia Neighborhood Preservation Initiative
Series B of 2024 (Tax-Exempt Social Bonds) (A1/A+)
1,215,000 5.000
09/01/2040
1,321,708
1,350,000 5.000
09/01/2041
1,460,451
500,000 5.000
09/01/2042
538,952
1,065,000 5.000
09/01/2043
1,143,632
Philadelphia School District GO Bonds Series 2015 A
(ST AID WITHHLDG) (Aa3/NR)
2,415,000 5.000
09/01/2027
2,440,463
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A
(AGM) (A1/AA)
$ 1,000,000 5.000%
09/01/2034
$ 1,068,386
1,720,000 5.000
09/01/2035
1,830,920
1,285,000 5.000
09/01/2036
1,364,674
2,000,000 5.000
09/01/2037
2,119,473
Pittsburgh Water & Sewer Authority Subordinate RB Refunding
Series 2019 B (AGM) (NR/AA)
2,500,000 4.000
09/01/2034
2,562,909
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
265,000 5.000
11/15/2028
265,099
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,112,942
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
610,000 4.000
10/01/2029
583,524
425,000 5.000
10/01/2039
402,206
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
4,291,000 7.000
06/30/2039
3,864,521
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
3,083,000 0.000
(i)
06/30/2044
2,164,943
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
2,256,000 0.000
(i)
06/30/2044
1,292,482
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
1,584,000 8.000
06/30/2034
1,607,065
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
786,000 6.000
06/30/2034
840,651
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
6,171,000 5.000
06/30/2039
5,948,690
The Hospitals and Higher Education Facilities
Authority of Philadelphia Hospital RB
3,190,000 5.000
07/01/2027
3,264,330
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
200,000 6.000
(c)
07/01/2029
195,912
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
490,000 5.000
07/01/2030
509,829
423,195,255
Puerto Rico - 5.5%
GDB Debt Recovery Authority Bonds (NR/NR)
6,857,248 7.500
08/20/2040
6,720,103
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868 5.250
07/01/2038
1,288,161
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
16,475,000 5.000
(c)
07/01/2035
16,977,074
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
5,580,000 5.000
(c)
07/01/2037
5,772,579

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
$ 20,865,000 5.000%
(c)
07/01/2047
$ 21,077,205
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
900,000 5.000
(c)
07/01/2037
927,486
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
9,700,000 4.000
(c)
07/01/2042
9,156,130
Puerto Rico Commonwealth GO Bonds (NR/NR)
18,175,011 0.010
(a)(i)(j)
11/01/2043
11,132,194
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
8,400,038 0.010
(a)(i)(j)
11/01/2051
4,483,520
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
11,617,919 0.010
(a)(i)(j)
11/01/2051
7,203,110
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
1,750,000 5.625
07/01/2027
1,813,609
10,915,508 5.625
07/01/2029
11,627,571
13,899,948 5.750
07/01/2031
15,200,904
19,403,085 0.000
(f)
07/01/2033
13,125,716
4,598,951 4.000
07/01/2033
4,529,050
3,601,382 4.000
07/01/2035
3,510,775
7,727,039 4.000
07/01/2037
7,451,454
12,189,086 4.000
07/01/2041
11,524,972
15,453,596 4.000
07/01/2046
14,350,811
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
5,465,000 5.000 *
07/01/2042
2,951,100
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
1,350,000 7.000 *
07/01/2033
729,000
11,365,000 6.750 *
07/01/2036
6,137,100
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972 10.000 *
07/01/2022
106,365
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
1,050,000 5.250 *
07/01/2031
567,000
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
4,075,000 5.250 *
07/01/2026
2,200,500
1,555,000 5.000 *
07/01/2028
839,700
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
590,915 10.000 *
01/01/2021
319,094
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
590,915 10.000 *
07/01/2021
319,094
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
196,972 10.000 *
01/01/2022
106,365
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
220,000 5.000 *
07/01/2025
118,800
5,550,000 5.000 *
07/01/2032
2,997,000
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
350,000 5.250
07/01/2029
343,358
215,000 5.250
07/01/2030
212,405
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR) – (continued)
$ 1,150,000 5.250%
07/01/2032
$ 1,137,210
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
4,585,000 5.500 *
07/01/2038
2,475,900
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
17,660,000 5.250 *
07/01/2040
9,536,400
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
1,000,000 5.250 *
07/01/2019
540,000
1,365,000 5.250 *
07/01/2026
737,100
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
21,915,000 3.772
(e)
07/01/2029
21,316,107
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
3,250,000 5.000 *
07/01/2037
1,755,000
Puerto Rico Industrial Tourist Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
2,185,000 6.250
01/01/2040
2,549,332
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
8,420,000 4.550
07/01/2040
8,422,046
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
4,000,000 4.329
07/01/2040
3,954,000
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
17,210,000 0.000
(f)
07/01/2027
15,576,234
11,021,000 0.000
(f)
07/01/2029
9,246,949
19,009,000 0.000
(f)
07/01/2031
14,610,781
28,145,000 0.000
(f)
07/01/2033
19,817,353
59,662,000 0.000
(f)
07/01/2046
19,192,227
17,036,000 0.000
(f)
07/01/2051
3,978,395
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
155,915,000 4.329
07/01/2040
153,778,076
143,000 4.536
07/01/2053
139,400
20,205,000 4.784
07/01/2058
19,843,435
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
30,664,000 4.500
07/01/2034
30,720,207
18,568,000 4.750
07/01/2053
18,290,787
41,312,000 5.000
07/01/2058
41,157,514
584,593,758
Rhode Island - 0.4%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
1,100,000 5.250
09/15/2042
1,212,882
500,000 5.250
09/15/2043
549,074
1,000,000 5.250
09/15/2044
1,094,292
Rhode Island Health and Educational Building Corp. RB for
Cumberland Public School Financing Program Series 2023 A
(NR/AA+)
3,655,000 5.000
05/15/2048
3,919,142

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
$ 3,500,000 5.250%
05/15/2049
$ 3,698,039
4,500,000 5.250
05/15/2054
4,723,831
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
5,025,000 4.125
05/15/2053
4,837,324
Rhode Island Health and Educational Building Corporation
Public Schools RB Financing Program RB Series 2024 A
(ST AID WITHHLDG) (NR/AA)
10,000,000 5.000
05/15/2049
10,571,450
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000 5.000
10/01/2042
5,155,497
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
4,060,000 4.450
10/01/2044
4,024,039
39,785,570
South Carolina - 0.7%
City of Charleston Waterworks & Sewer System Capital
Improvement RB Series 2022 (Aaa/AAA)
7,145,000 5.000
01/01/2052
7,591,570
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,570,000 4.000
05/01/2026
1,574,364
Lexington County School District No. 1/SC GO Refunding Bonds
Series 2019 A (SCSDE) (Aa1/AA)
2,495,000 5.000
02/01/2031
2,661,607
Lexington County School District No. 2 GO Bonds Series 2017 C
(SCSDE) (Aa1/AA)
2,000,000 5.000
03/01/2031
2,075,853
1,615,000 4.000
03/01/2032
1,629,745
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
410,000 3.000
(c)
11/01/2026
393,411
900,000 3.625
(c)
11/01/2031
790,366
1,170,000 3.750
(c)
11/01/2036
949,442
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
1,920,000 5.125
(c)
06/15/2042
1,825,567
South Carolina Jobs-Economic Development Authority Economic
Development RB Wofford College Project Series 2024
(NR/A-)
8,350,000 5.000
04/01/2034
9,230,981
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
4,125,000 4.000
11/01/2042
4,078,109
4,125,000 5.250
11/01/2043
4,542,034
South Carolina Jobs-Economic Development Authority Solid Waste
Disposal RB for Enerra South Carolina Project Series 2024
(Aaa/NR) (PUTABLE)
6,500,000 3.700
(a)(b)(c)
12/15/2027
6,451,830
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000 5.000
07/01/2037
3,848,171
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
$ 10,000,000 5.750%
12/01/2047
$ 11,088,131
South Carolina Public Service Authority Revenue Refunding
Obligations Santee Cooper Consisting of Series 2024-B
(Tax-Exempt) (A3/A-)
5,400,000 4.125
12/01/2044
5,305,569
South Carolina State Housing Finance and Development Authority
Mortgage RB Series 2024 B (NON-AMT) (Aaa/NR)
5,500,000 4.625
07/01/2054
5,442,167
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
500,000 5.000
04/15/2032
537,523
500,000 5.000
04/15/2033
536,594
500,000 5.000
04/15/2034
535,209
525,000 5.000
04/15/2035
560,140
600,000 4.000
04/15/2036
604,557
550,000 4.000
04/15/2037
550,857
525,000 4.000
04/15/2038
523,396
700,000 4.000
04/15/2039
690,374
750,000 4.000
04/15/2040
734,314
74,751,881
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
650,000 4.000
08/01/2041
581,121
1,200,000 4.000
08/01/2051
993,508
Rapid City Area School District No. 51-4 Limited Tax
Capital Outlay GO Refunding Bonds Series 2017 B
(ST AID WITHHLDG) (NR/AA+)
1,075,000 5.000
01/01/2025
1,075,000
730,000 5.000
01/01/2026
744,085
3,393,714
Tennessee - 0.3%
City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000 4.000
06/01/2037
1,228,828
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,800,000 4.000
07/01/2040
1,700,794
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
1,000,000 5.250
07/01/2049
1,059,467
1,250,000 5.500
07/01/2054
1,338,264
Metropolitan Government Nashville & Davidson County Health
& Educational Facilities Board RB for Vanderbilt University
Medical Center Series 2016 A (NR/A)
700,000 5.000
07/01/2046
706,241
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (AMT) (A1/NR)
1,700,000 5.000
07/01/2026
1,738,548
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
455,000 4.500
(c)
06/01/2028
458,279
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A
(Aa1/NR)
14,250,000 5.000
(a)(b)
10/01/2054
14,956,107

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aaa/NR) (PUTABLE)
$ 1,550,000 3.850%
(a)(b)
02/01/2048
$ 1,553,054
The Public Building Authority of Blount County Local Government
Public Improvement Bonds Series D-3-A (Aa1/NR)
2,350,000 3.850
(a)(b)
06/01/2034
2,350,000
The Sports Authority of The County of Hamilton and The City of
Chattanooga Public Facility RB for Stadium Project Series
2024A (NR/AAA)
1,750,000 5.750
12/01/2050
1,995,352
2,520,000 6.000
12/01/2055
2,919,839
32,004,773
Texas - 9.1%
Aldine independent School District Harris County Texas UT
Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
2,500,000 3.000
02/15/2042
2,209,205
Aldine Independent School District Harris County Texas UT
School Building and Refunding Bonds Series 2024B
(PSF-GTD) (Aaa/AAA)
3,975,000 4.000
02/15/2054
3,786,715
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000 4.250
(c)
06/15/2039
895,824
830,000 4.500
(c)
06/15/2044
787,650
915,000 4.750
(c)
06/15/2049
882,902
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,425,000 5.625
08/15/2052
1,306,680
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Baa3/NR)
1,050,000 4.500
08/15/2039
1,029,412
1,075,000 4.750
08/15/2044
1,040,146
750,000 5.000
08/15/2049
742,843
Arlington Higher Education Finance Corp. Harmony Public
Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
8,000,000 4.000
02/15/2049
7,629,806
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
205,000 5.000
08/15/2025
205,520
190,000 5.000
08/15/2026
191,660
200,000 5.000
08/15/2027
203,069
80,000 5.000
08/15/2028
81,609
160,000 4.000
08/15/2029
156,878
165,000 4.000
08/15/2030
160,770
180,000 4.000
08/15/2031
173,981
Arlington Independent School District UT School Building and
Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,970,000 5.000
02/15/2025
1,974,260
1,125,000 5.000
02/15/2027
1,172,962
Austin Community College District Limited Tax Bonds Series 2023
(Aa1/AA+)
3,750,000 5.250
08/01/2053
4,041,076
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000 5.000
01/01/2029
1,365,961
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Austin Independent School District UT School Building Bonds
Series 2023 (NON-PSF) (Aaa/NR)
$ 5,670,000 5.000%
08/01/2043
$ 6,073,790
Bastrop County, Special Assessment RB, Series 2023 Double
Eagle Ranch Public Improvement District Improvement Area 1
Project (NR/NR)
1,000,000 5.250
(c)
09/01/2043
1,015,507
Bastrop County, Special Assessment RB, Series 2024 Double Eagle
Ranch Public Improvement District Improvement Area #2
Project (NR/NR)
225,000 4.500
09/01/2031
225,152
Bexar Management and Development Corp. Multifamily Housing
RB for Hill View Heights Apartments Series 2024 (Aaa/NR)
4,325,000 3.020
(a)(b)
05/10/2045
4,257,205
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
3,075,000 4.000
(a)(b)
02/01/2054
3,134,127
Carrollton-Farmers Branch Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,600,000 5.000
02/15/2026
1,635,540
1,925,000 5.000
02/15/2027
2,006,260
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2020 A (A3/A+)
620,000 5.000
01/01/2028
648,565
650,000 5.000
01/01/2029
688,341
1,115,000 5.000
01/01/2034
1,185,634
610,000 5.000
01/01/2036
645,283
645,000 5.000
01/01/2037
680,915
675,000 5.000
01/01/2038
710,740
1,420,000 5.000
01/01/2039
1,488,308
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A3/A+)
2,330,000 3.000
01/01/2046
1,826,476
Central Texas Regional Mobility Authority Senior Lien Revenue
Refunding Bonds Series 2021D (A3/A+)
1,100,000 4.000
01/01/2040
1,076,892
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport Joint RR Bonds Series 2023C (A1/AA-)
4,300,000 5.000
11/01/2030
4,610,934
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport, Joint RR and Improvement Bonds,
Series 2023B (A1/AA-)
1,000,000 5.000
11/01/2042
1,086,158
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
135,000 5.750
(c)
09/01/2029
137,688
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
195,000 3.250
(c)
09/15/2026
189,086
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,402,000 5.750
(c)
09/01/2042
1,470,004
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
305,000 4.875
(c)
09/15/2031
306,542
400,000 5.500
(c)
09/15/2044
400,199

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Anna Special Assessment RB for Woods at Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
$ 781,000 5.625%
(c)
09/15/2043
$ 806,887
City of Aubrey Special Assessment RB for Aubrey Public
Improvement District No. 1 Project Series 2023 (NR/NR)
850,000 5.000
(c)
09/01/2030
856,493
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
776,000 5.250
(c)
09/01/2032
803,528
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
1,350,000 5.000
09/01/2037
1,477,475
1,250,000 5.000
09/01/2045
1,349,463
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000 5.000
11/15/2031
4,216,048
City of Austin Airport System RB Series 2022 (A1/A+)
7,435,000 5.000
11/15/2052
7,685,704
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000 5.000
11/15/2032
2,081,504
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
2,380,000 4.000
(c)
11/01/2028
2,332,128
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Improvement Area #3 Series 2024
(NR/NR)
560,000 5.000
(c)
11/01/2044
553,998
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
777,000 5.375
(c)
11/01/2042
793,198
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,300,000 5.000
11/15/2038
1,431,013
2,250,000 5.000
11/15/2039
2,463,389
2,000,000 5.000
11/15/2040
2,181,307
City of Beaumont Waterworks and Sewer System RB Series 2024
(BAM) (A1/AA)
1,075,000 5.000
09/01/2041
1,157,098
750,000 5.000
09/01/2042
804,362
1,000,000 5.000
09/01/2044
1,064,475
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
1,405,000 5.500
(c)
09/15/2053
1,422,452
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
125,000 2.500
(c)
09/01/2025
123,572
140,000 3.125
(c)
09/01/2030
129,703
180,000 3.250
(c)
09/01/2030
165,163
355,000 4.000
(c)
09/01/2040
317,189
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
88,000 2.500
(c)
09/01/2026
84,850
158,000 3.000
(c)
09/01/2031
141,343
329,000 3.375
(c)
09/01/2041
270,120
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
430,000 4.625
(c)
09/01/2032
425,197
704,000 4.875
(c)
09/01/2042
688,083
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
$ 767,000 5.750%
(c)
09/01/2043
$ 774,426
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
168,000 2.750
(c)
09/01/2027
156,549
432,000 3.125
(c)
09/01/2032
370,462
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
812,000 5.375
09/01/2043
821,044
1,006,000 5.625
09/01/2052
1,019,554
1,000,000 6.125
(c)
09/01/2052
1,011,831
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
459,000 5.750
(c)
09/01/2030
460,575
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
492,000 4.750
(c)
09/01/2030
494,134
235,000 5.500
(c)
09/01/2030
236,003
1,169,000 5.500
(c)
09/01/2042
1,189,885
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
255,000 4.875
(c)
09/01/2032
259,009
495,000 5.500
(c)
09/01/2042
508,984
City of Celina Special Assessment RB Series 2022 (NR/NR)
144,000 2.875
(c)
09/01/2027
135,970
143,000 3.250
(c)
09/01/2027
135,423
250,000 3.250
(c)
09/01/2032
222,199
235,000 3.625
(c)
09/01/2032
210,677
1,175,000 3.500
(c)
09/01/2042
965,389
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
475,000 5.500
(c)
09/01/2044
485,419
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1 Project
Series 2016 (NR/NR)
115,000 4.200
09/01/2027
114,406
570,000 4.800
09/01/2037
561,381
647,000 5.250
09/01/2046
646,597
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
300,000 5.375
(c)
09/01/2038
303,555
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
306,000 5.000
09/01/2028
310,204
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Improvement Area #2
Project Series 2024 (NR/NR)
650,000 4.500
(c)
09/01/2031
648,447
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Phase #1B Project Series
2024 (NR/NR)
360,000 5.125
(c)
09/01/2044
358,924

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for
North Sky Public Improvement District Improvement Area
#1B Project Series 2024 (NR/NR)
$ 270,000 4.250%
09/01/2031
$ 267,962
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
601,000 4.500
(c)
09/01/2030
600,828
1,524,000 5.375
(c)
09/01/2043
1,542,034
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Major Improvement Area Project (NR/NR)
216,000 5.000
(c)
09/01/2030
216,083
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area 1 Project
(BAM) (NR/AA)
809,000 5.000
09/01/2038
856,348
1,000,000 5.000
09/01/2045
1,027,153
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area Project
(BAM) (NR/AA)
2,092,000 5.000
09/01/2034
2,252,220
1,550,000 5.000
09/01/2037
1,646,285
1,092,000 5.000
09/01/2040
1,142,742
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Major Improvement Area Project (BAM) (NR/AA)
1,000,000 5.000
09/01/2038
1,058,527
2,566,000 5.000
09/01/2045
2,635,674
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Neighborhood Improvement Area #1 Project
(BAM) (NR/AA)
713,000 5.000
09/01/2038
754,730
1,954,000 5.000
09/01/2045
2,007,056
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
100,000 3.250
(c)
09/01/2026
97,698
185,000 3.750
(c)
09/01/2031
173,131
City of Corpus Christi Special Assessment RB for Whitecap Public
Improvement District No. 1 Improvement Area #1 Project
Series 2024 (NR/NR)
600,000 5.375
09/15/2031
602,907
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
214,000 3.375
(c)
09/15/2026
209,921
410,000 4.000
(c)
09/15/2031
402,338
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
381,000 5.375
(c)
09/15/2027
385,611
City of Dallas Fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021A (A1/NR)
3,975,000 4.000
11/01/2039
3,974,681
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000 4.000
11/01/2045
6,114,980
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2023C (A1/AA-)
$ 6,400,000 5.000%
11/01/2026
$ 6,561,855
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
2,955,000 5.000
(a)(b)
09/01/2026
2,985,891
City of Dallas Housing Finance Corp. Multifamily Housing RB for
The Mondello Series 2024 (FHA 221(D4)) (Aaa/NR)
1,065,000 5.000
(a)(b)
08/01/2027
1,090,941
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Waterford at Goldmark Series 2024 (Aaa/NR)
3,335,000 3.300
(a)(b)
01/01/2043
3,306,727
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,725,000 5.000
(a)(b)
07/01/2042
1,775,141
City of Dallas International Airport Joint Revenue Refunding
Bonds Series 2022B (A1/AA-)
4,000,000 4.000
11/01/2041
3,957,106
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
268,000 4.875
(c)
09/01/2032
271,805
765,000 5.125
(c)
09/01/2042
770,504
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
793,000 4.500
(c)
09/01/2031
783,480
1,220,000 5.375
(c)
09/01/2044
1,203,335
City of Decatur a Municipal Corporation of The State of Texas
Located In Wise County Special Assessment RB for Vista
Park Public Improvement District No. 1 Improvement Area #1
Project Series 2023 (NR/NR)
417,000 5.750
(c)
09/15/2030
421,163
City of Denton Texas Certificates of Obligation Series 2024
(NR/AA+)
13,085,000 4.000
02/15/2042
12,851,362
13,620,000 4.000
02/15/2043
13,282,024
2,645,000 4.125
02/15/2050
2,561,133
City of Dorchester Texas Special Assessment RB for Cottonwood
Public Improvement District Improvement Area #1 Project
Series 2024 (NR/NR)
350,000 5.250
(c)
09/15/2031
345,250
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #2 Project
Series 2024 (NR/NR)
596,000 5.000
(c)
09/01/2044
582,194
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
1,000,000 5.375
(c)
09/01/2043
1,022,523
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
357,000 2.875
(c)
09/01/2026
343,989
398,000 3.375
(c)
09/01/2031
361,025
1,206,000 3.750
(c)
09/01/2041
987,956
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
100,000 2.625
(c)
08/15/2025
99,049

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment for Williamsburg East
Public Improvement District Area No. 1 Series 2020
(NR/NR) – (continued)
$ 171,000 3.375%
(c)
08/15/2030
$ 155,547
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
570,000 4.500
(c)
08/15/2031
562,958
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
297,000 2.750
(c)
08/15/2026
287,029
612,000 3.375
(c)
08/15/2031
560,230
846,000 3.750
(c)
08/15/2041
717,716
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
355,000 4.875
(c)
08/15/2027
355,209
778,000 5.250
(c)
08/15/2032
788,011
1,300,000 5.875
(c)
08/15/2042
1,314,807
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
340,000 3.500
(c)
08/15/2029
324,262
1,905,000 4.000
(c)
08/15/2039
1,726,828
1,825,000 4.250
(c)
08/15/2049
1,611,084
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
295,000 4.000
(c)
08/15/2032
282,668
1,129,000 4.250
(c)
08/15/2042
1,032,087
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
165,000 4.000
08/15/2028
166,749
170,000 4.000
08/15/2029
171,635
925,000 3.000
08/15/2034
827,296
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
384,000 4.250
(c)
08/15/2030
381,860
761,000 5.125
(c)
08/15/2043
750,611
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
688,000 4.000
09/01/2036
690,463
1,073,000 4.125
09/01/2039
1,071,657
1,168,000 4.250
09/01/2041
1,171,570
City of Galveston Wharves and Terminal First Lien RB Series
2024A (NR/A)
750,000 5.250
08/01/2039
796,759
625,000 5.500
08/01/2040
673,666
600,000 5.500
08/01/2041
645,462
700,000 5.500
08/01/2042
752,458
550,000 5.500
08/01/2043
591,072
630,000 5.500
08/01/2044
675,992
City of Garland Electric Utility System Refunding RB New Series
2024 (AGC) (A1/AA)
1,000,000 5.000
03/01/2041
1,088,867
1,170,000 5.000
03/01/2042
1,264,466
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
184,000 3.625
(c)
09/15/2027
179,826
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Georgetown Special Assessment RB for Parks at
Westhaven Public Improvement District Project Series 2022
(NR/NR) – (continued)
$ 409,000 3.875%
(c)
09/15/2032
$ 384,107
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
225,000 4.125
09/01/2027
224,817
1,350,000 4.625
09/01/2037
1,312,519
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
385,000 4.500
09/01/2027
386,944
1,800,000 4.500
09/01/2037
1,729,010
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
440,000 4.000
09/01/2025
439,702
460,000 4.000
09/01/2026
459,829
480,000 4.000
09/01/2027
480,152
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
256,000 3.250
(c)
09/01/2031
226,882
1,271,000 3.625
(c)
09/01/2041
1,025,859
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
290,000 3.625
(c)
09/01/2029
277,064
785,000 4.125
(c)
09/01/2039
717,532
City of Horseshoe Bay Special Assessment Refunding Bonds for
Public Improvement District Series 2020 (NR/NR)
231,000 3.000
10/01/2025
227,940
640,000 3.000
10/01/2030
578,811
436,000 3.250
10/01/2033
382,235
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB)
1,170,000 5.000
07/15/2028
1,195,814
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB)
2,125,000 5.000
07/15/2028
2,171,885
City of Houston Airport System Subordinate Lien Revenue and
Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000 5.250
07/01/2053
4,217,307
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2018D (A1/NR)
1,655,000 5.000
07/01/2032
1,746,130
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000 4.000
07/01/2047
931,881
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
8,750,000 5.000
11/15/2026
9,073,906
8,750,000 5.000
11/15/2027
9,236,044
City of Houston, Texas Airport System Subordinate Lien RR Bonds
Series 2018D (A1/NR)
2,220,000 5.000
07/01/2031
2,345,084

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston, Texas Airport System, Subordinate Lien Revenue
and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
$ 1,660,000 5.000%
07/01/2030
$ 1,759,303
City of Huntsville Special Assessment RB for The Reserves of
Huntsville Public Improvement District Series 2024 (NR/NR)
351,000 4.500
(c)
09/15/2031
353,128
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
11,000 2.625
(c)
09/01/2026
10,635
206,000 3.250
(c)
09/01/2031
187,843
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
360,000 3.125
(c)
09/01/2031
330,456
939,000 3.500
(c)
09/01/2041
780,035
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
122,000 2.750
(c)
09/01/2026
118,035
392,000 3.500
(c)
09/01/2031
362,177
900,000 3.875
(c)
09/01/2041
782,542
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project Series
2023 (NR/NR)
270,000 4.500
(c)
09/01/2030
272,660
859,000 5.250
(c)
09/01/2043
873,783
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019
(NR/BBB+)
130,000 5.000
08/15/2025
130,407
150,000 5.000
08/15/2026
151,378
100,000 5.000
08/15/2027
101,535
125,000 5.000
08/15/2028
127,624
150,000 5.000
08/15/2029
153,708
200,000 5.000
08/15/2030
204,760
280,000 5.000
08/15/2032
285,327
300,000 5.000
08/15/2034
305,368
175,000 5.000
08/15/2035
177,786
250,000 5.000
08/15/2036
253,151
250,000 5.000
08/15/2037
252,080
300,000 5.000
08/15/2038
301,959
300,000 5.000
08/15/2039
300,457
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
254,000 2.500
(c)
09/01/2026
246,562
729,000 3.000
(c)
09/01/2031
663,425
1,484,000 3.375
(c)
09/01/2041
1,221,371
City of Justin Texas Special Assessment RB Series 2024
Timberbrook Public Improvement District No. 2 Improvement
Area #1 Project (NR/NR)
353,000 4.500
(c)
09/01/2031
356,681
578,000 5.500
(c)
09/01/2044
588,852
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
160,000 2.625
(c)
09/15/2026
153,346
230,000 3.125
(c)
09/15/2031
202,778
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
722,000 5.625
(c)
09/15/2042
731,072
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
723,000 4.375
(c)
09/01/2028
724,798
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for 6 Creeks
Public Improvement District Project Series 2023
(NR/NR) – (continued)
$ 750,000 4.500%
(c)
09/01/2033
$ 750,719
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
431,000 3.375
(c)
09/01/2031
407,114
628,000 3.750
(c)
09/01/2041
549,883
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,180,000 4.750
(c)
09/01/2044
1,136,291
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
610,000 3.125
(c)
09/01/2030
561,974
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000 4.125
(c)
09/01/2041
899,055
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
255,000 4.250
(c)
09/01/2029
254,313
1,000,000 4.875
(c)
09/01/2044
993,214
City of Kyle Special Assessment RB Series 2022 (NR/NR)
321,000 4.375
09/01/2027
321,829
535,000 4.750
09/01/2032
538,775
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
1,229,000 5.750
(c)
09/01/2043
1,238,686
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
560,000 5.500
(c)
09/01/2044
564,994
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
678,000 5.500
(c)
09/01/2043
684,807
City of Kyle, Texas, Special Assessment RB for Southwest Kyle
Public Improvement District Project Series 2023 (NR/NR)
1,500,000 6.750
(c)
09/01/2048
1,582,010
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
474,000 4.750
(c)
09/01/2030
472,932
1,210,000 5.625
(c)
09/01/2043
1,216,391
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
160,000 2.750
09/01/2025
158,373
430,000 3.125
09/01/2030
397,158
City of Laredo Waterworks and Sewer System RB New Series 2024
(Aa3/AA-)
2,765,000 4.000
03/01/2049
2,576,255
7,500,000 4.000
03/01/2054
6,891,649
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000 3.000
09/15/2036
1,820,194

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #2A-2B Project
Series 2024 (NR/NR)
$ 300,000 4.375%
(c)
09/15/2031
$ 298,292
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
245,000 3.750
(c)
09/15/2029
234,222
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
50,000 4.375
(c)
09/15/2029
49,514
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Project Series 2022 (NR/NR)
1,500,000 5.875
(c)
09/15/2042
1,581,770
2,126,000 6.125
(c)
09/15/2052
2,237,252
City of Lavon Special Assessment RB Series 2022 (NR/NR)
400,000 3.500
(c)
09/15/2027
391,986
276,000 3.750
(c)
09/15/2027
268,027
1,000,000 3.875
(c)
09/15/2032
958,174
455,000 4.125
(c)
09/15/2032
433,908
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
120,000 2.500
(c)
09/01/2025
119,049
330,000 3.125
(c)
09/01/2030
306,171
845,000 4.000
(c)
09/01/2040
771,349
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
558,000 2.625
(c)
09/01/2027
536,517
750,000 3.125
(c)
09/01/2032
692,488
1,772,000 3.375
(c)
09/01/2042
1,455,006
City of Lubbock Texas Combination Tax and Revenue Certificates
of Obligation Series 2024 (NR/AA+)
1,895,000 5.000
02/15/2041
2,059,909
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
195,000 2.500
(c)
09/15/2026
186,941
250,000 3.125
(c)
09/15/2031
221,819
310,000 3.750
(c)
09/15/2031
276,765
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
45,000 3.750
(c)
09/15/2025
44,875
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
500,000 4.625
(c)
09/15/2031
501,564
408,000 5.375
(c)
09/15/2044
416,329
City of Manor, Travis County Special Assessment RB, Series 2023
Manor Heights Public Improvement District Improvement
Area 3 Project (NR/NR)
528,000 5.250
(c)
09/15/2043
535,257
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
230,000 3.375
(c)
09/01/2026
223,269
350,000 3.875
(c)
09/01/2031
323,194
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
280,000 3.750
(c)
09/15/2029
270,725
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
$ 90,000 2.625%
(c)
09/15/2026
$ 86,552
480,000 3.125
(c)
09/15/2031
429,992
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
400,000 5.375
(c)
09/15/2032
404,989
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
400,000 5.250
(c)
09/15/2029
405,623
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
795,000 4.500
(c)
09/15/2029
795,864
775,000 5.375
(c)
09/15/2029
783,349
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
806,000 4.750
(c)
09/01/2030
809,255
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,275,000 5.500
(c)
09/01/2043
1,316,347
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects Series
2023 (NR/NR)
411,000 4.625
(c)
09/01/2030
413,221
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
400,000 5.375
(c)
09/01/2043
408,932
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Projects Series
2023 (NR/NR)
392,000 4.625
(c)
09/01/2030
392,806
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-3 Projects Series
2024 (NR/NR)
244,000 4.250
(c)
09/01/2031
242,158
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
559,000 5.125
(c)
09/01/2052
551,489
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
410,000 3.500
(c)
09/15/2031
374,726
1,000,000 3.875
(c)
09/15/2041
845,821
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
393,000 4.375
(c)
09/15/2027
389,987
626,000 4.750
(c)
09/15/2032
618,313
1,417,000 5.250
(c)
09/15/2042
1,392,557
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
180,000 5.125
(c)
09/15/2027
179,078

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR) – (continued)
$ 310,000 5.500%
(c)
09/15/2032
$ 308,196
600,000 6.000
(c)
09/15/2042
607,241
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
676,000 6.125
(c)
09/01/2043
692,716
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
254,000 4.875
(c)
09/01/2030
252,747
265,000 5.250
(c)
09/01/2030
265,474
381,000 5.250
(c)
09/01/2040
382,873
310,000 5.625
(c)
09/01/2040
311,280
795,000 4.125
(c)
09/01/2049
689,744
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
95,000 2.500
(c)
09/01/2025
93,582
455,000 3.250
(c)
09/01/2030
417,204
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2019 (NR/NR)
140,000 3.500
(c)
09/01/2029
133,603
350,000 4.000
(c)
09/01/2039
318,811
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
136,000 2.375
(c)
09/01/2026
130,843
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
205,000 4.000
(c)
09/01/2028
204,273
1,535,000 4.500
(c)
09/01/2048
1,398,894
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located in Denton County Special Assessment RB
Series 2024 (NR/NR)
250,000 4.700
(c)
09/15/2031
249,511
475,000 5.350
(c)
09/15/2044
470,365
City of Oak Point Texas Special Assessment RB Series 2024
(NR/NR)
625,000 5.100
(c)
09/15/2044
611,234
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa3/NR)
3,275,000 4.000
08/01/2049
3,112,260
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
309,000 4.875
(c)
09/15/2027
308,492
350,000 5.250
(c)
09/15/2032
354,295
245,000 5.750
(c)
09/15/2032
253,483
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
280,000 4.875
(c)
09/15/2027
279,470
300,000 5.250
(c)
09/15/2032
303,679
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
1,000,000 5.500
(c)
09/15/2048
1,007,517
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point, Denton, Grayson, and Cooke Counties Special
Assessment RB, Series 2023 Mobberly Public Improvement
District Improvement Area 1B Project (NR/NR)
$ 321,000 4.750%
(c)
09/15/2030
$ 323,367
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
2,875,000 4.375
(c)
09/15/2051
2,369,238
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
1,876,000 4.000
(c)
09/15/2051
1,538,912
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000 4.250
(c)
09/01/2042
632,762
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2019 (NR/NR)
321,000 3.750
(c)
09/01/2029
311,413
846,000 4.250
(c)
09/01/2039
794,306
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
180,000 3.375
(c)
09/01/2030
166,464
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
415,000 4.250
09/01/2029
412,152
655,000 4.875
09/01/2039
642,780
1,000,000 5.000
09/01/2049
974,846
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
289,000 3.375
(c)
09/01/2041
233,814
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project Series
2023 (NR/NR)
450,000 4.500
(c)
09/01/2030
450,728
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
300,000 4.250
(c)
09/01/2027
299,121
379,000 4.750
(c)
09/01/2032
380,679
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
975,000 7.000
(c)
09/01/2043
996,918
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,286,000 6.250
(c)
09/01/2043
1,368,373
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 2 Project Series
2024 (NR/NR)
515,000 4.375
(c)
09/01/2031
513,325
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
365,000 4.000
(c)
09/01/2029
354,642
480,000 5.000
(c)
09/01/2029
483,111
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
1,000,000 5.125
(c)
09/01/2043
995,471
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
306,000 4.250
(c)
09/01/2027
305,027

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Winchester
Public Improvement District Project Series 2022
(NR/NR) – (continued)
$ 460,000 4.750%
(c)
09/01/2032
$ 462,013
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
305,000 3.250
(c)
09/01/2030
281,430
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
140,000 2.375
(c)
09/01/2026
133,794
469,000 3.250
(c)
09/01/2041
360,520
City of Princeton Special Assessment RB for Windmore Public
Improvement District Improvement Area No. 1 Project Series
2024 (NR/NR)
252,000 4.375
(c)
09/01/2031
251,901
City of Princeton Special Assessment RB Series 2024 (NR/NR)
302,000 4.250
(c)
09/01/2031
298,689
City of Princeton Texas Special Assessment RB Series 2024
(NR/NR)
320,000 4.375
(c)
09/01/2031
317,139
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
125,000 2.625
(c)
09/15/2026
119,773
355,000 3.125
(c)
09/15/2031
312,486
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
140,000 2.625
(c)
09/15/2025
138,389
405,000 3.375
(c)
09/15/2030
377,115
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
225,000 3.625
(c)
09/15/2030
208,590
140,000 4.375
(c)
09/15/2030
135,647
500,000 4.125
(c)
09/15/2040
448,738
400,000 4.875
(c)
09/15/2040
381,189
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
370,000 4.125
(c)
09/15/2029
364,682
1,050,000 4.625
(c)
09/15/2039
1,007,298
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,192,000 6.375
(c)
09/15/2053
1,229,753
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
342,000 4.625
(c)
09/15/2031
342,602
City of Royse City Texas A Municipal Corporation of The State of
Texas Located in Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
947,000 5.250
(c)
09/15/2044
932,016
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
150,000 2.500
(c)
09/15/2025
148,913
305,000 3.250
(c)
09/15/2030
279,673
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
665,000 6.000
(c)
09/15/2050
693,946
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of San Antonio Electric and Gas Systems Revenue Refunding
Bonds New Series 2024D (Aa2/AA-)
$ 4,600,000 5.000%
02/01/2041
$ 5,062,695
City of San Antonio Electric and Gas Systems Revenue Refunding
Bonds New Series 2024E (Aa2/AA-)
3,475,000 5.000
02/01/2041
3,824,536
City of San Antonio Texas Municipal Facilities Corporation City
Tower Renovation Project Variable Rate Lease RB Series 2021
(Aa1/AA+)
3,455,000 5.000
(a)(b)
08/01/2050
3,594,270
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
115,000 4.375
09/01/2025
115,121
500,000 4.875
09/01/2030
499,969
635,000 5.375
09/01/2040
642,288
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
300,000 3.750
(c)
09/01/2027
293,105
425,000 4.000
(c)
09/01/2032
408,134
City of San Marcos, Texas
209,000 4.875
(c)
09/01/2030
208,479
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
146,000 4.375
(c)
09/01/2027
144,616
City of Sinton Special Assessment RB Series 2022 (NR/NR)
281,000 4.375
(c)
09/01/2027
275,792
659,000 4.750
(c)
09/01/2032
637,577
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 2 Series 2023
(NR/NR)
225,000 4.875
(c)
09/15/2033
226,896
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 3 Series 2023
(NR/NR)
283,000 5.000
(c)
09/15/2033
285,044
City of Uhland Special Assessment RB for Anderson Park Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
353,000 4.375
(c)
09/01/2031
352,861
City of Venus Special Assessment RB for Patriot Estates Public
Improvement Project Series 2021 (NR/NR)
1,010,000 3.375
(c)
09/15/2041
824,083
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,125,000 5.500
(c)
08/15/2052
1,132,854
Clifton Higher Education Finance Corp. Education Revenue and
Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2037
1,086,576
1,000,000 5.000
08/15/2039
1,079,936
Clifton Higher Education Finance Corp. RB for YES Prep Public
Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000 4.000
04/01/2031
718,625
575,000 4.000
04/01/2035
584,823
1,345,000 4.000
04/01/2037
1,358,179
Clifton Higher Education Finance Corp. RB Refunding for IDEA
Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000 4.000
08/15/2036
4,357,645
3,875,000 4.000
08/15/2037
3,846,583

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Club Municipal Management District No. 1 Special Assessment
RB for Improvement Area #3 Project Series 2024 (NR/NR)
$ 500,000 4.375%
(c)
09/01/2031
$ 497,519
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
470,000 3.000
(c)
09/01/2031
420,480
930,000 3.250
(c)
09/01/2041
728,254
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
495,000 5.000
02/01/2026
505,605
Comal Independent School District UT School Building and
Refunding Bonds Series 2024 (PSF-GTD) (Aaa/NR)
2,250,000 3.000
02/15/2041
1,971,838
2,250,000 3.000
02/15/2042
1,947,509
2,750,000 3.000
02/15/2043
2,349,711
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
475,000 2.500
10/01/2031
405,386
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (Aa3/NR)
100,000 5.000
10/01/2028
106,210
115,000 5.000
10/01/2029
123,664
120,000 5.000
10/01/2030
130,501
100,000 5.000
10/01/2031
109,742
100,000 5.000
10/01/2032
109,508
170,000 5.000
10/01/2033
185,472
185,000 5.000
10/01/2034
200,798
200,000 5.000
10/01/2036
215,173
500,000 4.000
10/01/2041
482,759
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
95,000 2.500
(c)
09/15/2025
93,923
350,000 3.250
(c)
09/15/2030
319,811
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
170,000 3.500
(c)
09/01/2026
165,360
395,000 4.125
(c)
09/01/2031
378,382
Crandall Independent School District
1,315,000 5.000
08/15/2048
1,403,029
Crane Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,770,000 4.125
02/15/2048
1,717,562
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
725,000 5.000
08/15/2047
741,841
Crowley Independent School District UT Refunding Bonds Series
2016B (PSF-GTD) (Aaa/NR)
500,000 5.000
(d)
08/01/2025
505,474
Cypress-Fairbanks Independent School District UT
School Building and Refunding Bonds Series 2020A
(PSF-GTD) (Aaa/AAA)
7,000,000 5.000
02/15/2026
7,149,264
Denton County Junior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024B (NR/NR)
500,000 5.125
(c)
12/31/2031
498,724
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Denton County Senior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024A (NR/NR)
$ 605,000 4.625%
(c)
12/31/2031
$ 603,429
Denton County Special Assessment RB for Tabor Ranch Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
500,000 5.250
(c)
12/31/2031
498,873
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/AAA)
3,125,000 4.000
(a)(b)
08/01/2050
3,176,781
East Montgomery County Improvement District Sales Tax RB
Series 2024 (AGC) (NR/AA)
3,500,000 5.250
08/15/2049
3,781,214
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
320,000 5.000
09/15/2025
321,298
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
235,000 4.000
(c)
08/15/2029
225,774
775,000 4.500
(c)
08/15/2035
724,779
575,000 5.000
(c)
08/15/2044
535,697
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
1,175,000 3.125
08/15/2036
953,089
950,000 3.250
08/15/2041
707,664
El Paso County Hospital District Refunding RB Series 2024
(BAM) (NR/AA)
1,000,000 4.125
02/15/2049
960,160
1,570,000 4.250
02/15/2054
1,511,026
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
190,000 5.000
(c)
09/01/2027
189,726
225,000 5.000
(c)
09/01/2032
223,854
330,000 5.125
(c)
09/01/2037
322,273
Frisco Independent School District, Collin and Denton Counties,
UT School Building and Refunding Bonds, Series 2023
(PSF-GTD) (Aaa/AAA)
1,560,000 5.000
02/15/2035
1,757,506
1,430,000 5.000
02/15/2036
1,604,196
600,000 5.000
02/15/2037
671,814
Galena Park independent School District A Political Subdivision of
The State of Texas Located in Harris County Texas UT School
Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,400,000 3.000
08/15/2049
1,137,395
Grand Parkway Transportation Corp. System RB Subordinate Tier
Series 2018 A (NR/AA+)
14,225,000 5.000
10/01/2037
14,885,774
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
5,095,000 5.800
10/01/2046
5,444,984
6,075,000 5.850
10/01/2047
6,500,062
Grand Parkway Transportation Corporation Grand Parkway
System Subordinate Tier Toll RB, Series 2018A
(Tela Supported) (NR/AA+)
4,000,000 5.000
10/01/2038
4,179,551

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Gulfgate Redevelopment Authority Tax Allocation Refunding for
City of Houston TX Reinvestment Zone No. 8 Series 2020
(AGM) (NR/AA)
$ 470,000 5.000%
09/01/2027
$ 488,622
500,000 5.000
09/01/2028
526,714
745,000 5.000
09/01/2029
794,285
465,000 4.000
09/01/2031
471,816
415,000 4.000
09/01/2033
418,809
650,000 4.000
09/01/2034
654,461
580,000 4.000
09/01/2036
583,769
Harlandale Independent School District UT Refunding Bonds
Series 2015A (PSF-GTD) (NR/AAA)
5,855,000 4.000
(d)
08/15/2025
5,884,115
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
10,425,000 4.050
(a)(b)
11/01/2050
10,452,757
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000 4.250
09/15/2048
3,342,880
Harris County, Texas Permanent Improvement Refunding Bonds,
Series 2023A (Aaa/NR)
2,000,000 5.000
09/15/2048
2,131,157
Harris County-Houston Sports Authority Second Lien Revenue
Refunding Bonds Series 2024B (AGC) (A1/AA)
1,500,000 5.000
11/15/2030
1,623,031
1,500,000 5.000
11/15/2031
1,637,694
1,500,000 5.000
11/15/2032
1,649,699
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
469,000 4.750
(c)
09/15/2027
468,759
700,000 4.875
(c)
09/15/2032
700,037
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
490,000 4.000
(c)
09/01/2029
479,707
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
100,000 3.500
09/01/2025
99,178
100,000 3.500
09/01/2026
98,258
105,000 3.500
09/01/2027
102,103
Highland Park Independent School District
2,000,000 5.250
02/15/2041
2,209,846
Highland Park Independent School District UT School Building
Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000 5.250
02/15/2039
668,021
2,340,000 5.250
02/15/2042
2,577,362
2,390,000 5.250
02/15/2043
2,621,658
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
830,000 5.000
07/01/2027
844,261
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
5,880,000 5.000
07/15/2027
5,982,566
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
3,600,000 5.000
07/15/2027
3,662,811
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
440,000 3.375
10/01/2037
386,201
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Houston Housing Finance Corp. Multifamily Housing Revenue
Notes for Summerdale Apartments Series 2023 (Aaa/NR)
$ 2,440,000 5.000%
(a)(b)
08/01/2041
$ 2,480,906
Houston Independent School District Limited Tax GO Refunding
Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000 4.000
02/15/2042
3,372,064
Hutto Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000 5.000
08/01/2048
2,946,631
2,500,000 5.000
08/01/2053
2,660,335
Joshua Farms Municipal Management District No. 1, Johnson
County, Special Assessment RB, Series 2023 Improvement
Areas 1-2 Project (NR/NR)
1,617,000 5.250
(c)
09/01/2043
1,635,676
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
4,760,000 4.000
02/01/2053
4,493,162
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
1,315,000 5.000
(c)
09/01/2038
1,326,965
Karis Municipal Management District of Tarrant County
Assessment RB for Improvement Area #1 Series 2024
(NR/NR)
524,000 4.125
12/01/2031
520,799
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
5,900,000 5.000
(a)(b)
02/01/2044
6,146,124
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
150,000 2.000
09/01/2025
146,790
150,000 2.000
09/01/2026
142,137
150,000 2.000
09/01/2027
137,889
155,000 2.000
09/01/2028
137,996
160,000 2.000
09/01/2029
138,604
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
1,090,000 4.375
09/01/2048
1,080,621
Kennedale Independent School District
1,795,000 5.000
02/15/2038
1,988,751
Kermit Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2048
1,072,373
1,960,000 5.000
02/15/2053
2,078,041
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,145,000 5.000
08/15/2026
1,182,049
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,620,000 5.000
11/01/2027
3,747,881
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2019 (NR/A)
2,035,000 5.000
05/15/2030
2,179,718
1,520,000 5.000
05/15/2031
1,626,460
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2024A (AGC) (NR/AA)
4,250,000 5.000
05/15/2042
4,592,636

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Lubbock Independent School District GO Bonds Series 2019
(PSF-GTD) (Aaa/AAA)
$ 1,250,000 4.000%
02/15/2040
$ 1,253,156
Mansfield Independent School District Unlimited Tax School
Building Bonds, Series 2015 (PSF-GTD) (Aaa/NR)
1,360,000 5.000
(d)
02/15/2025
1,362,869
Mansfield Independent School District UT School Building Bonds
Series 2015 (PSF-GTD) (Aaa/NR)
3,855,000 5.000
(d)
02/15/2025
3,863,134
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/BBB+)
2,660,000 4.250
05/01/2030
2,713,224
Matagorda County Texas Navigation District No. 1 PCRB
Refunding for Central Power & Light Co. Project Series 2001
A (Baa2/BBB+)
6,350,000 2.600
11/01/2029
5,964,178
Maypearl Independent School District
1,000,000 5.000
02/15/2037
1,107,675
Maypearl Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000 5.000
02/15/2048
1,439,973
Memorial-Heights Redevelopment Authority RB for City
of Houston Reinvestment Zone No. 5 Series 2021
(AGM) (NR/AA)
2,500,000 3.000
09/01/2043
2,065,277
1,500,000 3.000
09/01/2048
1,174,590
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
5,575,000 4.625
(c)
10/01/2031
5,551,554
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
625,000 5.250
02/15/2030
616,310
405,000 5.375
02/15/2035
400,764
Montgomery County Toll Road Authority Senior Lien RB Series
2018 (NR/BBB+)
710,000 5.000
09/15/2033
714,545
750,000 5.000
09/15/2034
754,442
790,000 5.000
09/15/2035
794,365
Montgomery County Toll Road Authority Senior Lien Toll Road
RB Series 2018 (NR/BBB+)
1,650,000 5.000
09/15/2030
1,662,000
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
1,660,000 4.000
(c)
08/15/2036
1,565,277
New Hope Cultural Education Facilities Finance Corp. Education
RB Jubilee Academic Center 2024A and Taxable Education
RB 2024B (NR/BB+)
2,465,000 4.500
(c)
08/15/2044
2,288,734
New Hope Cultural Education Facilities Finance Corp. Education
Revenue Refunding Bonds for Jubilee Academic Center Series
2021 (Ba2/BB+)
1,950,000 4.000
(c)
08/15/2041
1,741,715
New Hope Cultural Education Facilities Finance Corp. RB for
CHF-Collegiate Housing College Station I LLC Series 2014 A
(AGM) (A1/AA)
250,000 5.000
04/01/2046
250,007
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. RB
Refunding for Wichita Falls Retirement Foundation Obligated
Group Series 2021 (NR/NR)
$ 345,000 2.000%
01/01/2026
$ 336,565
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
4,525,000 5.500
01/01/2057
4,329,771
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
325,000 4.000
(c)
08/15/2029
319,146
610,000 5.000
(c)
08/15/2039
610,613
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Collegiate Housing Island Campus Project
Series 2017 A (NR/NR)
765,000 5.000
04/01/2027
794,788
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station II, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2016 A
(NR/NR)
365,000 4.000
04/01/2025
365,655
335,000 5.000
(d)
04/01/2026
342,713
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Tarleton State University Collegiate Housing
Project Series 2015 A (NR/NR)
250,000 5.000
(d)
04/01/2025
251,057
North Texas Tollway Authority RB Convertible Capital
Appreciation Special Project System Series 2011 (NR/NR)
1,000,000 7.000
(d)
09/01/2031
1,203,018
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
4,900,000 0.000
(f)
01/01/2037
3,055,061
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
1,950,000 4.000
01/01/2040
1,891,735
North Texas Tollway Authority RB Refunding for First Tier Series
2017 A (Aa3/AA-)
5,000,000 5.000
01/01/2038
5,197,504
North Texas Tollway Authority RB Refunding for Second Tier
Series 2017 B (A1/A+)
2,000,000 5.000
01/01/2032
2,066,317
North Texas Tollway Authority System RB Refunding for Capital
Appreciation First Tier Series 2008 I (Aa3/NR)
6,000,000 6.500
(d)
01/01/2025
6,000,000
Northside Independent School District
650,000 5.000
08/15/2037
720,387
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
10,300,000 3.450
(a)(b)
08/01/2054
10,314,000
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
1,930,000 4.000
08/15/2045
1,878,479
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
4,975,000 3.000
(a)(b)
08/01/2053
4,936,201

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Perryton Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
$ 2,775,000 4.125%
08/15/2048
$ 2,685,430
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000 4.000
(a)(b)
02/15/2050
2,110,161
Port Arthur Independent School District Unlimited Tax School
Building Bonds Series 2015A (PSF-GTD) (Aaa/NR)
10,375,000 5.000
(d)
02/15/2025
10,396,259
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
750,000 1.875
(c)
01/01/2026
732,501
550,000 2.000
(c)
01/01/2027
525,633
575,000 2.125
(c)
01/01/2028
539,573
800,000 2.250
(c)
01/01/2029
736,499
850,000 2.500
(c)
01/01/2030
773,300
800,000 2.625
(c)
01/01/2031
718,460
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
13,100,000 4.100
(c)
01/01/2028
11,641,515
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
2,100,000 5.000
(c)
01/01/2039
2,140,077
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
3,400,000 10.000
(c)
07/01/2026
3,474,038
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000 4.000
(a)(b)
02/15/2050
2,616,651
Rockwall Independent School District UT Refunding Bonds Series
2015 (PSF-GTD) (Aaa/AAA)
5,140,000 5.000
(d)
02/15/2025
5,150,845
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
51,000 4.875
(c)
09/15/2027
51,086
284,000 5.250
(c)
09/15/2032
287,479
590,000 5.875
(c)
09/15/2042
599,546
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
355,000 3.625
(c)
09/15/2029
340,418
1,250,000 4.125
(c)
09/15/2039
1,150,641
San Antonio Housing Trust Public Facility Corporation
Multifamily Housing RB Palladium San Antonio Series 2024
(Aaa/NR) (PUTABLE)
2,190,000 3.450
(a)(b)
07/01/2029
2,189,438
Sherman Independent School District Unlimited Tax School
Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
13,000,000 5.000
02/15/2048
13,866,409
5,500,000 5.000
02/15/2053
5,827,341
SMHA Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(Aaa/NR) (PUTABLE)
5,335,000 3.700
(a)(b)
07/01/2028
5,362,739
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
1,200,000 4.500
04/01/2030
1,193,862
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR) – (continued)
$ 1,600,000 5.000%
04/01/2038
$ 1,595,342
South Manvel Development Authority Tax Increment Contract RB
Series 2024 (NR/NR)
1,450,000 4.500
04/01/2039
1,401,138
Southwest Houston Redevelopment Authority RB for City
of Houston TX Reinvestment Zone No. 20 Series 2020
(AGM) (NR/AA)
325,000 5.000
09/01/2027
340,496
380,000 5.000
09/01/2029
409,041
450,000 4.000
09/01/2032
460,316
395,000 4.000
09/01/2034
400,120
615,000 4.000
09/01/2036
620,556
1,040,000 2.625
09/01/2038
813,580
1,230,000 2.750
09/01/2039
953,177
1,200,000 2.750
09/01/2040
911,796
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
4,725,000 4.000
08/15/2052
4,546,710
State of Texas College Student Loan GO Unlimited Bonds Series
2019 (Aaa/AAA)
5,905,000 5.000
08/01/2026
6,051,250
5,010,000 5.000
08/01/2028
5,248,549
6,835,000 5.000
08/01/2029
7,190,262
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aaa/NR)
4,740,000 3.350
(a)(b)
03/01/2046
4,720,032
Tarrant County Cultural Education Facilities Finance Corp. RB for
Christus Health Series 2018B (A1/A+)
8,770,000 5.000
07/01/2035
9,253,118
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A1/NR)
1,025,000 5.000
07/01/2026
1,050,354
1,550,000 5.000
07/01/2027
1,615,183
1,650,000 5.000
07/01/2028
1,745,720
Tarrant County Cultural Education Facilities Finance Corporation
Christus Health Obligation Group RB Series 2018 B (A1/A+)
4,885,000 5.000
07/01/2036
5,141,813
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
825,000 5.000
10/01/2031
896,089
1,075,000 5.000
10/01/2044
1,132,756
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000 4.250
08/15/2053
2,172,992
Tarrant County Housing Finance Corp. Multifamily Housing RB
for Tobias Place Apartments Series 2023B (FNMA) (Aaa/NR)
1,875,000 5.000
(a)(b)
03/01/2027
1,908,139
Texas Department of Housing and Community Affairs
Multifamily Housing RB for North Grand Villas Series 2023
(FHA 221(D4)) (Aaa/NR)
915,000 5.000
(a)(b)
08/01/2026
924,502
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD LIBOR + 0.70%)
1,895,000 3.796
(e)
12/15/2026
1,894,356

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2008 D (A1/A-)
$ 3,055,000 6.250%
12/15/2026
$ 3,155,684
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
1,485,000 4.170
(e)
09/15/2027
1,471,530
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
2,500,000 5.000
12/15/2025
2,524,699
Texas Municipal Gas Acquisition and Supply Corp. II RB for
LIBOR Index Rate Series 2012 C (A1/A)
(3M USD LIBOR + 0.86%)
61,800,000 3.739
(e)
09/15/2027
61,846,566
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000 5.000
12/15/2028
3,389,218
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply
RB Series 2024 (A1/NR)
13,300,000 5.000
(a)(b)
01/01/2055
14,150,401
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,740,000 5.000
12/15/2031
9,239,866
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
4,165,000 5.500
12/31/2058
4,450,927
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (NR/AAA)
2,300,000 5.000
10/15/2058
2,445,709
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
7,040,000 5.000
12/31/2032
7,460,478
7,030,000 5.000
12/31/2036
7,369,211
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
12,405,000 5.000
06/30/2058
12,580,146
Texas Public Finance Authority Texas Southern University Revenue
Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000 5.250
05/01/2040
1,434,514
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
3,000,000 5.000
(a)(b)
08/15/2042
3,186,563
Texas Transportation Commission State Highway Improvement GO
Refunding Bonds Series 2024 (Aaa/AAA)
5,000,000 5.000
04/01/2026
5,121,227
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2015A (NR/AAA)
6,295,000 4.000
10/15/2040
6,286,523
The Lakes Fresh Water Supply District of Denton County UT Road
Bonds Series 2022 (AGM) (A1/AA)
3,230,000 3.000
09/01/2047
2,491,077
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
300,000 4.375
(c)
09/15/2027
297,176
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR) – (continued)
$ 445,000 4.750%
(c)
09/15/2032
$ 438,975
1,200,000 5.250
(c)
09/15/2042
1,177,960
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
37,000 3.250
(c)
09/01/2027
35,855
205,000 3.500
(c)
09/01/2032
188,480
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
324,000 6.000
(c)
09/01/2027
328,059
712,000 6.125
(c)
09/01/2032
756,157
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
831,000 4.000
(c)
09/01/2047
706,060
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases 2-3 Project Series 2018
(NR/NR)
300,000 5.250
(c)
09/01/2028
306,278
Town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
170,000 4.500
(c)
09/01/2027
171,041
Town of Providence Village Texas A Municipal Corporation of The
State of Texas Located In Denton County Special Assessment
RB Series 2024 (NR/NR)
255,000 4.375
(c)
09/01/2031
253,735
650,000 5.000
(c)
09/01/2044
638,085
Travis County Development Authority Contract Assessment RB
for Bella Fortuna Public Improvement District Series 2024
(NR/NR)
843,000 5.375
(c)
09/01/2044
860,238
750,000 5.625
(c)
09/01/2051
764,232
Travis County Development Authority Contract Assessment RB for
Longview 71 Public Improvement District Improvement Area
# 1 Project Series 2024 (NR/NR)
600,000 5.000
(c)
09/01/2044
586,102
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
1,400,000 5.250
(h)
09/01/2054
1,391,035
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
868,000 5.375
(c)
09/01/2042
885,698
Travis County Housing Finance Corporation Multifamily Housing
RB for Bluestein Boulevard Apartments Series 2024 (Aaa/NR)
3,615,000 3.400
(a)(b)
01/01/2059
3,613,811
Travis County Texas Permanent Improvement Bonds Series 2024
(Aaa/AAA)
840,000 4.000
03/01/2043
831,539
Travis County Texas Unlimited Tax Road Bonds Series 2024
(Aaa/AAA)
965,000 4.000
03/01/2044
949,447
University Houston Consolidated RB Refunding Series 2017 C
(Aa2/AA)
8,500,000 3.250
02/15/2041
7,514,486

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
$ 755,000 5.000%
09/01/2031
$ 792,186
950,000 3.000
09/01/2034
830,950
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
66,000 2.375
12/01/2025
64,976
308,000 2.875
12/01/2030
272,514
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2018 (NR/NR)
442,000 4.250
12/01/2029
438,512
1,159,000 4.625
12/01/2035
1,146,280
1,604,000 5.000
12/01/2045
1,577,754
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
1,000,000 5.000
08/15/2045
1,030,201
1,000,000 5.000
08/15/2049
1,024,567
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
740,000 5.375
08/15/2042
751,086
1,000,000 5.625
08/15/2052
1,014,606
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
325,000 3.000
08/15/2034
285,763
345,000 3.000
08/15/2036
292,798
745,000 3.000
08/15/2039
585,514
Williamson County Texas Unlimited Tax Road Bonds Limited Tax
Notes Series 2024 (NR/AAA)
3,500,000 5.000
02/15/2026
3,580,080
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,070,000 5.000
02/15/2026
1,090,325
1,130,000 5.000
02/15/2027
1,171,590
1,070,000 5.000
02/15/2028
1,128,554
Yoakum Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 4.250
02/15/2048
1,005,506
972,460,253
Utah - 0.8%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
1,675,000 3.250
(c)
03/01/2031
1,575,918
1,875,000 3.500
(c)
03/01/2036
1,684,306
1,900,000 3.750
(c)
03/01/2041
1,656,548
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
2,300,000 5.625
(c)
12/01/2053
2,325,571
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
3,875,000 5.250
(c)
02/01/2040
3,333,478
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
1,750,000 5.500
(c)
06/15/2039
1,774,256
1,000,000 5.750
(c)
06/15/2044
1,019,031
Salt Lake City Airport RB
1,060,000 5.000
07/01/2047
1,068,804
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A2/A+)
$ 1,500,000 5.250%
07/01/2053
$ 1,576,079
6,300,000 5.500
07/01/2053
6,775,625
Salt Lake City International Airport RB Series 2018A (A2/A+)
10,525,000 5.000
07/01/2036
10,819,075
5,000,000 5.000
07/01/2038
5,122,155
7,500,000 5.250
07/01/2048
7,642,306
Salt Lake City International Airport RB Series 2018A
(AMT) (A2/A+)
4,000,000 5.000
07/01/2029
4,156,365
Salt Lake City International Airport RB Series 2021A (A2/A+)
5,950,000 5.000
07/01/2046
6,133,346
1,500,000 4.000
07/01/2051
1,382,957
Salt Lake City International Airport RB Series 2023A (A2/A+)
200,000 5.250
07/01/2048
211,570
Salt Lake City RB for International Airport Series 2018 A (A2/A+)
5,500,000 5.000
07/01/2030
5,712,582
Salt Lake City, Utah Airport RB, Series 2017A
(AMT) Salt Lake City International Airport (A2/A+)
5,200,000 5.000
07/01/2042
5,266,933
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
2,325,000 4.000
(c)
10/15/2041
1,879,633
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
1,610,000 5.625
(c)
06/15/2042
1,632,169
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
500,000 4.000
(c)
07/15/2037
435,991
3,485,000 4.250
(c)
07/15/2050
2,825,505
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022B (NR/BB)
65,000 5.750
(c)
07/15/2026
64,268
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
890,000 4.000
(c)
06/15/2041
743,256
Utah Charter School Finance Authority RB Refunding for Summit
Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000 5.000
04/15/2039
720,708
625,000 5.000
04/15/2044
637,235
1,150,000 5.000
04/15/2049
1,165,047
Utah Housing Corp. Multifamily Housing RB for Promontory
Place Apartments Series 2024B (Aaa/NR)
2,285,000 3.400
(a)(b)
02/01/2028
2,274,392
Utah Transit Authority Sales Tax RB Refunding Subordinate Series
2015 A (Aa2/AA+)
3,065,000 4.000
(d)
06/15/2025
3,077,847
84,692,956
Vermont - 0.1%
University of Vermont State Agricultural College GO Bonds Series
2017 (Aa3/A+)
365,000 5.000
10/01/2043
375,101
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
745,000 5.000
05/01/2025
746,008
585,000 5.000
05/01/2026
588,586

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Vermont – (continued)
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
$ 2,175,000 5.000%
(a)(b)(c)
06/01/2052
$ 2,208,665
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000 5.500
(c)
10/01/2043
2,500,818
6,419,178
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
825,000 5.000
10/01/2039
841,914
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
4,700,000 5.000
(c)
10/01/2039
4,622,117
Virgin Islands Public Finance Authority RB Series 2014 A
(AGM-CR) (A1/AA)
5,000,000 5.000
(c)
10/01/2034
5,005,076
10,469,107
Virginia - 1.1%
City of Virginia Beach Development
Authority Residential Care Facility RB
2,700,000 7.000
09/01/2053
3,057,842
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BBB-)
3,000,000 5.000
01/01/2040
3,007,127
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
4,215,000 5.000
(a)(b)
05/01/2043
4,300,646
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
350,000 5.000
04/01/2027
358,856
400,000 5.000
04/01/2028
413,881
460,000 5.000
04/01/2029
479,263
350,000 5.000
04/01/2030
366,512
740,000 5.000
04/01/2031
772,898
300,000 5.000
04/01/2032
312,242
650,000 5.000
04/01/2033
674,238
395,000 5.000
04/01/2034
409,256
110,000 5.000
04/01/2035
113,759
430,000 5.000
04/01/2036
443,605
1,030,000 5.000
04/01/2037
1,058,229
410,000 4.000
04/01/2039
382,181
265,000 4.000
04/01/2040
244,538
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
8,510,000 6.706
06/01/2046
7,123,660
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
122,865,000 0.000
(f)
06/01/2047
34,183,820
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
13,500,000 0.000
(f)
06/01/2047
3,675,090
University of Virginia Rector & Visitors General Revenue Pledge
Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000 5.000
04/01/2045
20,763,293
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
$ 3,975,000 5.375%
09/01/2029
$ 4,083,704
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
300,000 5.000
06/01/2028
309,630
375,000 5.000
06/01/2029
389,542
300,000 5.000
06/01/2031
314,816
875,000 4.000
06/01/2036
838,823
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
5,000,000 3.100
12/01/2045
4,040,310
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
1,000,000 4.800
12/01/2049
1,013,468
Virginia Port Authority Commonwealth Port Fund RB Series 2015
(Aa1/AA+)
5,000,000 5.000
(d)
07/01/2025
5,036,847
Virginia Port Authority Port Facilities RB Refunding Series 2015 A
(AMT) (NR/NR)
750,000 5.000
(d)
07/01/2025
755,342
Virginia Port Authority Port Facilities Revenue Refunding Bonds
Series 2015A (NR/NR)
2,000,000 5.000
(d)
07/01/2025
2,014,246
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
1,050,000 5.000
12/31/2056
1,051,934
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,875,000 5.000
12/31/2052
1,927,756
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
6,500,000 4.000
01/01/2048
5,767,515
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B)
300,000 5.000
(a)(b)(c)
01/01/2048
296,441
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,385,000 5.000
12/31/2049
5,411,276
4,950,000 5.000
12/31/2052
4,967,232
120,359,818
Washington - 2.2%
Bethel School District No. 403 Pierce County Washington
Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
5,865,000 5.000
12/01/2041
6,471,744
6,700,000 5.000
12/01/2042
7,364,462
4,600,000 5.000
12/01/2043
5,035,710
City of Seattle Drainage and Wastewater System Improvement and
Refunding RB Series 2022 (Aa1/AA+)
1,200,000 4.000
09/01/2036
1,237,871
2,665,000 4.000
09/01/2037
2,730,826
City of Seattle RB for Municipal Light & Power Improvement
Series 2018 A (Aa2/AA)
3,340,000 4.000
01/01/2033
3,407,043
6,715,000 4.000
01/01/2034
6,830,018
11,655,000 4.000
01/01/2043
11,521,967

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
City of Seattle RB Refunding for Drainage & Wastewater Series
2014 (Aa1/AA+)
$ 13,715,000 4.000%
05/01/2044
$ 13,114,799
City of Seattle RB Refunding for Drainage & Wastewater Series
2017 (Aa1/AA+)
6,555,000 4.000
07/01/2035
6,622,724
City of Tacoma Electric System RB Green Bonds Series 2024A
(NR/AA)
1,000,000 5.000
01/01/2049
1,066,881
Energy Northwest Columbia Generating Station Electric Revenue
Refunding Bonds Series 2021-A (Aa1/AA-)
8,830,000 4.000
07/01/2042
8,835,192
Highline School District No. 401, King County, Washington UT
GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000 5.000
12/01/2039
3,029,525
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
8,685,000 5.000
04/01/2030
8,687,614
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
4,740,000 5.000
05/01/2042
4,802,758
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
7,000,000 5.000
04/01/2039
7,182,356
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2021C (A1/AA-)
4,000,000 5.000
08/01/2037
4,207,703
700,000 4.000
08/01/2041
668,707
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A
(A1/AA-)
2,500,000 5.000
05/01/2043
2,534,020
Port of Seattle Intermediate Lien Revenue Refunding Bond Series
2022A (A1/AA-)
865,000 5.000
08/01/2028
922,369
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C
(A1/AA-)
5,000,000 5.000
08/01/2039
5,236,421
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA+)
12,455,000 5.000
12/01/2043
12,582,056
Public Hospital District No. 2 Quincy Valley Medical Center UT
GO Bonds 2024 (Baa1/NR)
800,000 5.500
12/01/2044
842,485
Spokane County Washington Airport RB Series 2024B
(AMT) (A2/A)
3,000,000 5.250
01/01/2042
3,224,779
Spokane County Washington Airport RB Series 2024B
(AMT) (0/0)
1,585,000 5.250
01/01/2041
1,710,061
State of Washington Various Purpose GO Bonds Series 2024C
(Aaa/AA+)
15,000,000 5.000
02/01/2047
16,222,641
32,000,000 5.000
02/01/2049
34,457,248
State of Washington Various Purpose GO Bonds Series R-2022A
(Aaa/AA+)
2,490,000 5.000
02/01/2027
2,595,429
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000 5.000
08/01/2037
5,242,549
1,140,000 5.000
08/01/2039
1,190,318
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (A3/A-)
$ 3,370,000 4.000%
08/01/2044
$ 3,144,269
Washington Health Care Facilities Authority RB for Fred
Hutchinson Cancer Research Center Series 2015 (NR/NR)
1,500,000 5.000
(d)
07/01/2025
1,512,903
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
2,000,000 5.000
08/01/2037
2,097,019
1,000,000 5.000
08/01/2038
1,046,633
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
570,000 5.000
08/01/2036
598,474
Washington Health Care Facilities Authority RB Refunding for
Providence St. Joseph Health Obligated Group Series 2021 B
(A2/A)
900,000 4.000
(a)(b)
10/01/2042
909,342
Washington Higher Education Facilities Authority RB for Seattle
University Project Series 2020 (NR/A)
1,200,000 4.000
05/01/2050
1,089,814
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
1,050,000 4.000
07/01/2031
1,059,899
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB)
320,000 5.000
07/01/2029
334,389
18,275,000 5.000
07/01/2048
18,640,622
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa1/BBB-)
2,925,000 4.000
07/01/2043
2,776,471
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
745,000 5.000
(c)
01/01/2034
746,140
1,400,000 5.000
(c)
01/01/2039
1,363,172
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Revenue Bonds for Emerald
Heights Project Series 2023A (NR/NR)
1,325,000 5.000
07/01/2038
1,402,196
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
900,000 5.625
(c)
07/01/2038
981,662
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds
Series 2015 C (AMBAC) (Aaa/AA+)
6,855,000 0.000
(f)
06/01/2028
6,137,049
233,418,330
West Virginia - 0.6%
County of Ohio Special District Excise Tax RB Refunding for
Fort Henry Economic Opportunity Development District The
Highlands Project Series 2019 B (NR/BBB-)
770,000 3.000
03/01/2035
671,291
1,285,000 3.000
03/01/2037
1,058,622

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University Town Centre Series 2023 A (NR/NR)
$ 410,000 5.000%
(c)
06/01/2033
$ 426,743
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
1,325,000 7.000
(c)
06/01/2043
1,411,791
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000 5.000
06/01/2035
7,502,189
State of West Virginia GO State Road Bonds Series 2019 A
(Aa2/AA-)
605,000 5.000
06/01/2035
644,033
State of West Virginia, West Virginia GO State Road Bonds, Series
2019 A (Aa2/AA-)
1,600,000 5.000
12/01/2036
1,699,913
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2020 (B2/BB)
1,575,000 5.000
(a)(b)
07/01/2045
1,573,791
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
7,445,000 3.375
(a)(b)
03/01/2040
7,351,147
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
9,150,000 3.000
(a)(b)
06/01/2037
8,937,135
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
3,565,000 4.700
(a)(b)
04/01/2036
3,592,574
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,855,000 5.125
09/01/2042
3,077,511
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,970,000 5.500
09/01/2048
3,239,959
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa3/BBB)
1,000,000 5.000
01/01/2033
1,034,729
950,000 5.000
01/01/2034
981,120
825,000 5.000
01/01/2035
850,126
2,330,000 5.000
01/01/2036
2,396,152
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
2,375,000 5.000
09/01/2029
2,489,572
4,775,000 5.000
09/01/2030
4,992,421
1,520,000 5.000
09/01/2032
1,578,347
West Virginia Housing Development Fund Housing Finance Bonds
2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000 4.350
11/01/2039
3,859,927
4,685,000 4.700
11/01/2044
4,756,635
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Housing Development Fund Multifamily
Housing RB for Beckley Preservation Series 2024
(HUD SECT 8) (Aaa/NR)
$ 2,000,000 5.000%
(a)(b)
08/01/2027
$ 2,063,938
66,189,666
Wisconsin - 1.6%
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N3 (AGM) (NR/AA)
4,100,000 5.000
04/01/2026
4,184,167
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N7 (BAM) (NR/AA)
1,475,000 5.000
04/01/2026
1,505,280
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
800,000 5.875
(c)
06/01/2052
811,224
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
300,000 6.375
(c)
07/01/2043
311,197
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
165,000 4.250
(c)
06/15/2031
157,098
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
700,000 5.000
06/15/2044
705,132
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,060,000 5.375
(c)
06/15/2042
1,051,087
Public Finance Authority Education RB Mater Academy of Nevada
- East Las Vegas Campus Project Series 2024A (NR/BB)
690,000 5.000
(c)
12/15/2044
689,982
Public Finance Authority Education RB Series 2022 (NR/NR)
1,290,000 5.000
(c)
01/01/2042
1,162,615
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
750,000 4.000
(c)
07/15/2039
707,614
700,000 4.250
(c)
07/15/2044
655,923
700,000 4.500
(c)
07/15/2049
661,413
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BB+)
1,000,000 4.300
11/01/2030
1,000,026
Public Finance Authority Limited Obligation Grant RB
10,975,000 6.750
(c)
08/01/2031
9,850,062
Public Finance Authority RB for Appalachian Regional Healthcare
System Obligated Group Series 2021 A (NR/BBB-)
265,000 5.000
07/01/2035
270,611
310,000 5.000
07/01/2036
315,734
265,000 5.000
07/01/2037
269,171
310,000 5.000
07/01/2038
313,997
310,000 5.000
07/01/2039
312,719
285,000 5.000
07/01/2040
286,619
310,000 5.000
07/01/2041
310,830
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
220,000 4.000
07/01/2026
221,357
220,000 4.000
07/01/2027
222,237
220,000 4.000
07/01/2028
223,084
220,000 4.000
07/01/2029
221,808

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA) – (continued)
$ 265,000 4.000%
07/01/2030
$ 267,066
355,000 4.000
07/01/2031
356,931
420,000 4.000
07/01/2032
421,088
175,000 4.000
07/01/2033
175,186
130,000 4.000
07/01/2034
130,024
155,000 4.000
07/01/2035
154,431
220,000 4.000
07/01/2036
218,516
220,000 4.000
07/01/2037
218,364
265,000 4.000
07/01/2038
262,517
265,000 4.000
07/01/2039
260,126
265,000 4.000
07/01/2040
259,597
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,580,000 5.000
(c)
12/01/2035
1,594,369
1,950,000 5.000
(c)
12/01/2045
1,857,553
Public Finance Authority RB for Coral Academy Of Science Las
Vegas Series 2021 A (NR/BBB-)
875,000 4.000
07/01/2041
797,381
1,000,000 4.000
07/01/2051
837,040
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
395,000 4.000
(c)
06/15/2030
388,517
815,000 5.000
(c)
06/15/2040
817,291
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,450,000 4.000
(c)
03/01/2030
1,399,892
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
6,950,000 5.625
(c)
06/01/2050
6,464,848
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
7,575,000 6.500
(c)
06/01/2045
6,476,639
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
500,000 5.200
12/01/2037
513,398
1,430,000 5.350
12/01/2045
1,457,897
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
2,470,000 6.000
(c)
07/01/2031
2,124,054
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
750,000 5.000
01/01/2029
784,744
1,400,000 5.000
01/01/2032
1,478,924
950,000 5.000
01/01/2033
1,003,517
900,000 5.000
01/01/2036
944,823
500,000 5.000
01/01/2037
523,597
2,000,000 5.000
01/01/2039
2,082,503
875,000 5.000
01/01/2040
908,542
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
285,000 5.000
(c)
06/01/2029
288,076
710,000 5.000
(c)
06/01/2039
695,690
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,000,000 4.000
01/01/2030
990,552
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
$ 370,000 4.000%
(c)
09/01/2029
$ 363,918
770,000 5.000
(c)
09/01/2039
771,280
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
5,900,000 4.500
(c)
07/01/2048
4,649,202
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
2,770,000 6.125
(c)
10/01/2049
2,375,344
Public Finance Authority RB Refunding for Waste Management,
Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000 2.875
05/01/2027
1,949,233
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/NR)
5,000 3.000
(c)
04/01/2025
4,998
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/BB)
110,000 3.000
(c)
04/01/2025
109,564
500,000 5.000
(c)
04/01/2030
514,259
Public Finance Authority Refunding RB Series 2021C (A2/A)
600,000 4.000
(a)(b)
10/01/2041
606,228
Public Finance Authority Retirement Communities RB for Acts
Retirement-Life Communities Obligated Group Series 2020A
(NR/NR)
1,205,000 5.000
11/15/2041
1,247,148
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
975,000 5.000
11/15/2044
997,423
570,000 5.000
11/15/2049
578,623
Public Finance Authority Senior Airport Facilities RB Refunding
for Transportation Infrastructure Properties LLC Obligated
Group Series 2012 B (NR/BBB+)
3,435,000 5.250
07/01/2028
3,436,845
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000 4.000
01/01/2052
7,418,849
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
630,000 4.000
(c)
07/01/2041
560,700
2,725,000 4.000
(c)
07/01/2051
2,241,885
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
5,000,000 5.000
(c)
06/01/2041
5,092,435
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
2,775,000 5.375
(c)
12/15/2032
2,776,428
Racine Unified School District Racine County Wisconsin GO
Promissory Notes (BAM) (Aa3/AA)
1,250,000 5.000
04/01/2038
1,362,319
1,340,000 5.000
04/01/2039
1,454,725
1,750,000 5.000
04/01/2040
1,891,129
1,675,000 5.000
04/01/2041
1,798,040
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000 5.000
05/01/2027
2,323,953
University of Wisconsin Hospitals and Clinics Authority Variable
Rate Demand Revenue Refunding Bonds (Aa3/AA-/A-1)
24,225,000 3.800
(a)(b)
04/01/2054
24,225,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB for
Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
$ 350,000 4.000%
03/15/2030
$ 346,374
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024A (NR/NR)
1,165,000 5.250
08/15/2039
1,242,114
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000 4.400
08/15/2029
1,383,077
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-2 (NR/NR)
4,200,000 4.200
08/15/2028
4,170,143
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000 3.000
02/01/2042
927,078
390,000 4.000
02/01/2045
348,274
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
415,000 3.000
12/01/2031
355,825
775,000 4.000
12/01/2041
614,940
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2021B (NR/NR)
475,000 4.000
09/15/2036
455,610
460,000 4.000
09/15/2041
420,600
425,000 4.000
09/15/2045
372,648
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2022 (NR/NR)
700,000 4.000
09/15/2036
671,425
680,000 4.000
09/15/2041
621,757
575,000 4.000
09/15/2045
504,170
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
7,680,000 5.000
(c)
08/01/2027
7,808,556
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000 3.800
(b)(e)
08/15/2054
2,739,065
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
5,675,000 4.500
02/15/2054
5,430,109
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
5,700,000 5.000
02/01/2042
5,801,550
Wisconsin State Health and Educational Facilities Authority
Variable Rate Refunding RB Froedtert Health Inc. Obligated
Group Series 2021B (NR/AA/A-1)
2,260,000 3.950
(a)(b)
04/01/2048
2,260,000
168,797,523
Wyoming - 0.2%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
18,675,000 3.625
07/15/2039
16,871,339
a a
TOTAL MUNICIPAL BONDS
(Cost $10,631,635,375)
10,512,271,120
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Bonds - 0.3%
Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
$ 4,975,000 7.000% 12/01/27 $ 5,053,713
Toledo Hospital RB Series 2022 B
1,895,000 5.325 11/15/28 1,861,307
6,915,020
Real Estate - 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
2,780,721 9.750
(c)(g)
12/01/39 2,491,053
Benloch Ranch Improvement Association No. 1 Series 2021
1,613,868 9.750
(c)(g)
12/01/39 1,445,752
Benloch Ranch Improvement Association No. 2
14,700,000 10.000
(c)(g)
12/01/51 11,415,432
Brixton Park Improvement Association No. 1 Series
14,386,285 6.875
(c)(g)
12/01/51 11,547,583
26,899,820
TOTAL CORPORATE BONDS
(Cost $39,442,351)
33,814,840
a
Bank Loans
(k)
- 0.0%
Engineering & Construction - 0.0%
Rialto Bioenergy Facility, LLC ( SOFR + 0.1% )
7,624,999 15.334
(g)
04/30/24 0
68,532 15.329
(g)
06/10/24 62,535
62,535
TOTAL BANK LOANS
(Cost $7,691,475)
62,535
TOTAL INVESTMENTS - 98.9%
(Cost $10,678,769,201)
$ 10,546,148,495
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.1%
117,178,392
NET ASSETS - 100.0%
$ 10,663,326,887
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Security is currently in default and/or non-income producing.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2024.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
December 31, 2024.
(f)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
When-issued security.
(i)
Zero coupon bond until next reset date.
(j)
Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
(k)
Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2024.
Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime
Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SCH BD
GTY
-
School Bond Guaranty
SCH BD RES
FD
-
School Board Reserve Fund
SCSDE - South Carolina State Department of Education
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating
FUTURES CONTRACTS
— At December 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (773) 03/20/25 $ (91,672,969) $ 4,582,121

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.3%
Alabama - 2.1%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
$ 1,275,000 4.000%
(a)(b)
12/01/2049
$ 1,276,400
Black Belt Energy Gas District Gas Project RB Series 2022C-1
(A1/NR)
10,000,000 5.250
(a)(b)
02/01/2053
10,504,951
Central Etowah County Solid Waste Disposal Authority RB
for Evergreen Environmental Partners LLC Series 2020 A
(NR/NR)
5,555,000 6.000
(c)(d)
07/01/2025
5,793,119
Central Etowah County Solid Waste Disposal Authority RB
for Evergreen Environmental Partners LLC Series 2020 B
(NR/NR)
1,975,000 8.000
(c)(d)
07/01/2025
2,060,722
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
3,150,000 5.250
(a)(b)
07/01/2054
3,399,269
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
2,525,000 5.750
(a)(b)
04/01/2054
2,779,669
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
25,350,000 5.750
10/01/2049
26,405,701
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
22,340,000 5.250
10/01/2049
23,933,622
25,000,000 5.500
10/01/2053
27,100,975
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
1,085,000 4.500
11/01/2042
939,454
1,000,000 4.750
11/01/2049
863,141
Midcity Improvement District Special Assessment RB Series 2024
(NR/NR)
400,000 6.500
(d)
11/01/2044
390,564
550,000 6.750
(d)
11/01/2053
533,098
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
80,000,000 5.000
(a)(b)
06/01/2049
85,072,320
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
10,000,000 5.000
(a)(b)
01/01/2054
10,520,548
Sunset Parks Metropolitan District Limited Tax GO Bonds Series
2024A (NR/NR)
10,073,000 6.000
07/15/2052
0
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
18,620,000 5.250
(a)(b)
12/01/2053
19,929,615
The Educational Building Authority of The City of Homewood
Alabama Lease RB CHF – Horizons I L.L.C. Recreation
Center Project at Samford University Tax-Exempt Series 2024-
A (Baa2/NR)
3,000,000 5.500
10/01/2054
3,140,137
The Educational Building Authority of The City of Homewood
Alabama RB CHF – Horizons II L.L.C. Student Housing &
Parking Project at Samford University Tax-Exempt Series
2024-C (Baa2/NR)
2,930,000 5.500
10/01/2054
3,066,868
1,100,000 5.000
10/01/2056
1,097,208
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa3/BBB-)
$ 14,400,000 5.000%
06/01/2054
$ 14,602,778
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB for AM NS Calvert LLC Project Series
2024B (Baa3/BBB-)
8,700,000 4.750
12/01/2054
8,412,012
251,822,171
Alaska - 0.0%
Northern tobacco Securitization Corp. tobacco Settlement Asset
Back Bonds Series 2021 (NR/NR)
19,470,000 0.000
(e)
06/01/2066
2,370,397
a a
American Samoa - 0.1%
American Samoa Economic Development Authority General RB
Series 2021A (Ba3/NR)
6,375,000 5.000
(d)
09/01/2038
6,325,177
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,800,000 3.720
(d)
09/01/2027
1,695,072
8,020,249
Arizona - 1.4%
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
900,000 5.375
(d)
07/01/2053
905,413
1,000,000 5.500
(d)
07/01/2058
1,011,966
Arizona IDA Education RB for Benjamin Franklin Charter School
Projects Series 2023A (Ba1/NR)
1,000,000 5.250
(d)
07/01/2053
997,065
1,000,000 5.500
(d)
07/01/2058
1,005,674
Arizona IDA Hospital RB for Navajo Health Foundation - Sage
Memorial Hospital, Inc. Project Series 2024 (NR/NR)
7,075,000 7.125
(d)
05/01/2044
7,018,889
11,200,000 7.625
(d)
05/01/2054
11,106,699
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
17,000,000 6.500
(d)
11/01/2053
17,286,726
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Social Bond Series 2020A (NR/A)
1,500,000 4.000
11/01/2050
1,384,939
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CC)
1,000,000 5.000
01/01/2043
840,000
5,250,000 4.500
01/01/2049
4,410,000
3,300,000 5.000
01/01/2054
2,772,000
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/D)
275,000 5.000 *
01/01/2037
209,000
200,000 5.000 *
01/01/2038
152,000
650,000 5.000 *
01/01/2043
494,000
3,450,000 5.000 *
01/01/2049
2,622,000
1,100,000 5.125 *
01/01/2054
836,000
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Ca/NR)
1,000,000 5.000 *
05/01/2038
550,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Ca/NR) – (continued)
$ 2,780,000 5.000%*
05/01/2043
$ 1,529,000
3,450,000 5.000 *
05/01/2048
1,897,500
2,000,000 5.000 *
05/01/2051
1,100,000
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
925,000 4.000
(d)
12/15/2041
825,927
2,115,000 4.000
(d)
12/15/2051
1,720,241
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR)
470,000 4.000
(d)
07/15/2051
389,305
445,000 4.000
(d)
07/15/2056
358,546
Arizona Industrial Development Authority RB Refunding for
Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000 5.000
(d)
07/15/2053
10,862,868
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,625,000 3.000
07/01/2049
1,228,725
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
2,710,000 3.250
07/01/2049
2,099,177
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000 4.000
(d)
07/01/2056
1,019,533
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
3,400,000 3.500
(a)(d)
07/01/2044
2,723,384
County of Maricopa IDA Exempt Facilities RB for Commercial
Metals Company Project Series 2022 (Ba2/BB+)
1,825,000 4.000
(d)
10/15/2047
1,587,871
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
4,500,000 6.875
(d)
11/15/2052
4,848,769
2,750,000 7.000
(d)
11/15/2057
2,970,245
Equitable School Revolving Fund National Charter School
Revolving Loan Fund RB (NR/A)
4,325,000 4.000
11/01/2051
4,001,353
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
530,000 3.500
07/01/2029
495,907
595,000 4.100
07/01/2034
550,678
1,848,000 4.750
07/01/2043
1,671,729
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000 5.000
05/15/2056
16,368,147
La Paz County Industrial Development Authority RB for American
Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000 6.000
(d)
*
08/01/2028
1,550,000
16,130,000 6.250
(d)
*
08/01/2040
8,065,000
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
580,000 4.000
02/15/2051
472,448
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
700,000 5.000
(d)
07/01/2050
678,426
1,340,000 5.000
(d)
07/01/2054
1,276,525
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
$ 1,885,000 5.250%
(d)
10/01/2040
$ 1,745,040
1,885,000 5.500
(d)
10/01/2051
1,683,675
Maricopa County Pollution Control Corp Pollution Control
Revenue Refunding Bonds Series A (A2/A-)
2,000,000 2.400
06/01/2035
1,640,477
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
250,000 5.500
(d)
05/01/2040
249,979
950,000 5.750
(d)
05/01/2050
951,142
Salt River Agricultural Improvement and Power District Project
Electric System RB Series 2023B (Aa1/AA+)
9,260,000 5.250
01/01/2053
10,124,230
Tempe Industrial Development Authority RB for Tempe Life Care
Village Obligated Group Series 2019 (NR/NR)
1,520,000 5.000
12/01/2050
1,471,044
1,900,000 5.000
12/01/2054
1,823,657
The Industrial Development Authority of the City of Phoenix RB
Refunding for Downtown Phoenix Student Housing LLC
Series 2018 (Baa3/NR)
850,000 5.000
07/01/2037
864,778
1,000,000 5.000
07/01/2042
1,010,867
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
1,050,000 5.000
(d)
06/15/2054
1,018,490
1,375,000 5.000
(d)
06/15/2059
1,320,468
1,825,000 5.000
(d)
06/15/2064
1,734,764
The Industrial Development Authority of The County of Maricopa
Education Facilities RB for Arizona Christian University
Project Series 2024A (NR/NR)
3,675,000 6.375
(a)(b)(d)
10/01/2054
3,696,309
The Industrial Development Authority of
The County of Maricopa Education RB
1,150,000 4.000
(d)
07/01/2051
953,883
The Industrial Development Authority of The County of Maricopa
Education Revenue Refunding Bonds Legacy Traditional
Schools Projects Series 2024 (NR/BBB-)
3,675,000 4.250
07/01/2044
3,338,020
The Industrial Development Authority of The County of Maricopa
Educational Facilities Valley Christian Schools Project RB
Series 2023A (NR/NR)
1,700,000 6.250
(d)
07/01/2053
1,661,807
1,800,000 6.375
(d)
07/01/2058
1,771,178
160,953,483
Arkansas - 0.2%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB-)
16,175,000 5.450
09/01/2052
16,675,650
Arkansas Development Finance Authority Environmental
Improvement RB Series 2023 United States Steel Corporation
Project Green Bonds (AMT) (NR/BB-)
1,375,000 5.700
05/01/2053
1,438,898
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,370,000 3.200
12/01/2049
4,146,039

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
$ 1,300,000 4.250%
07/01/2041
$ 1,126,062
775,000 3.500
07/01/2046
527,409
500,000 4.000
07/01/2052
355,156
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
5,090,000 3.500
07/01/2038
3,944,373
28,213,587
California - 8.5%
ABC Unified School District GO Bonds Series 2001 C
(NATL) (Aa2/AA-)
1,600,000 0.000
(e)
08/01/2026
1,519,872
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019A (AMT) (NR/NR)
45,000 4.000
(c)
05/01/2029
45,182
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019A (AMT) (A1/A+)
3,980,000 4.000
05/01/2049
3,758,560
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (NR/A+)
1,535,000 4.000
05/01/2050
1,448,260
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (NR/NR)
145,000 4.000
(c)
05/01/2029
145,585
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (A3/A-)
1,850,000 0.000
(f)
10/01/2047
1,079,939
1,850,000 0.000
(f)
10/01/2048
1,073,895
2,300,000 0.000
(f)
10/01/2049
1,316,917
1,375,000 0.000
(f)
10/01/2050
785,326
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000 0.000
(f)
10/01/2051
1,819,125
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000 0.000
(e)
08/01/2037
3,180,119
Alvord Unified School District GO Bonds Capital Appreciation for
2007 Election Series 2007 B (AGM) (A1/AA)
2,050,000 0.000
(e)
08/01/2036
1,289,043
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000 3.000
04/01/2054
3,877,191
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (A2/A)
5,875,000 5.250
07/01/2054
6,216,603
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
5,000,000 4.500
07/01/2054
4,974,768
Calaveras Unified School District GO Bonds for Capital
Appreciation Series 2000 (AGM) (A1/AA)
1,055,000 0.000
(e)
08/01/2025
1,034,783
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000 5.000
(a)(b)
02/01/2054
3,181,130
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Community Choice Financing Authority Clean Energy
Project RB Green Bonds Series 2024A (A1/NR)
$ 24,500,000 5.000%
(a)(b)
05/01/2054
$ 26,080,679
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
2,000,000 5.000
(a)(b)
07/01/2053
2,093,294
California Community College Financing Authority RB for NCCD-
Orange Coast Properties LLC Series 2018 (NR/BBB-)
2,755,000 5.250
05/01/2048
2,834,746
2,850,000 5.250
05/01/2053
2,923,723
California Community College Financing Authority Student
Housing RB for Napa Valley College Project Series 2022A
(NR/NR)
9,275,000 5.750
(d)
07/01/2060
8,696,455
California Community Housing Agency Aster Apartments RB
Series 2021 A-1 (NR/NR)
9,775,000 4.000
(d)
02/01/2056
8,361,831
California Community Housing Agency Essential Housing Junior
RB Series 2021A-2 (NR/NR)
2,300,000 4.000
(d)
08/01/2050
1,794,927
California Community Housing Agency Essential Housing RB
Series 2021A (NR/NR)
20,820,000 4.000
(d)
02/01/2056
16,698,714
California Community Housing Agency Essential Housing RB
Series 2021A-1 (NR/NR)
1,825,000 3.000
(d)
02/01/2057
1,231,514
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
6,450,000 4.000
(d)
02/01/2056
5,246,172
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
1,345,000 5.000
06/01/2050
1,323,315
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
7,375,000 0.000
(e)
06/01/2055
1,484,650
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
205,000 5.000
06/01/2049
206,537
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
145,960,000 0.000
(e)
06/01/2055
26,849,605
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
145,220,000 0.000
(e)
06/01/2055
18,184,129
California Enterprise Development Authority Charter School RB
for The Rocklin Academy Project Series 2024 (NR/BB+)
700,000 5.000
(d)
06/01/2054
709,926
1,100,000 5.000
(d)
06/01/2064
1,110,115
California Enterprise Development Authority RB Refunding for
Rocklin Academy Obligated Group Series 2021 A (NR/BB+)
595,000 4.000
(d)
06/01/2061
494,820
California Health Facilities Financing Authority RB for
Commonspirit Health 2020 A (NR/A-)
5,510,000 4.000
04/01/2049
5,171,282

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB for
Commonspirit Health 2020 A (NR/NR)
$ 195,000 4.000%
(c)
04/01/2030
$ 206,045
California Health Facilities Financing Authority RB for
Commonspirit Health Series 2024A (A3/A-)
4,600,000 5.000
12/01/2054
4,904,811
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
2,525,000 4.000
05/15/2051
2,488,936
California Infrastructure & Economic Development Bank
Brightline West Passenger Rail Project Series RB Series
2020A-1 (NR/NR)
900,000 5.000
(d)
01/01/2055
880,833
California Infrastructure and Economic Development Bank RB
Brightline West Passenger Rail Project Series 2020A-4
(NR/NR)
20,800,000 8.000
(a)(b)(d)
01/01/2050
21,372,285
California Municipal Finance Authority Charter School Leave
Revenue Refunding Bonds Series 2022 (NR/BB+)
750,000 5.000
07/01/2052
750,463
3,725,000 5.000
07/01/2062
3,669,132
California Municipal Finance Authority Community Facilities
District Special Tax Bonds for City of Chula Vista Series 2022
(NR/NR)
2,750,000 5.000
09/01/2052
2,847,888
5,250,000 5.000
09/01/2057
5,414,411
California Municipal Finance Authority RB
(California Lutheran University) Series 2018 (Baa1/NR)
225,000 5.000
10/01/2035
232,723
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (A3/BBB+)
3,800,000 5.000
02/01/2042
3,843,709
10,000,000 5.000
02/01/2047
10,063,825
California Municipal Finance Authority RB for P3 Claremont
Holdings LLC Series 2020 A (NR/NR)
1,135,000 5.000
(d)
07/01/2052
1,040,617
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
1,510,000 4.000
07/01/2051
1,307,164
1,035,000 4.000
07/01/2055
878,832
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
250,000 5.000
10/01/2034
259,085
300,000 5.000
10/01/2037
309,196
300,000 5.000
10/01/2038
308,645
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
1,090,000 5.000
(d)
10/01/2049
1,040,381
1,740,000 5.000
(d)
10/01/2054
1,636,695
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
7,395,000 5.000
12/31/2043
7,462,578
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
14,040,000 4.000
12/31/2047
12,863,620
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB)
$ 11,425,000 4.000%
07/15/2029
$ 11,252,010
California Pollution Control Financing Authority Solid Waste
Disposal RB for Rialto Bioenergy Facility LLC Project Series
2019 (NR/NR)
26,895,001 7.500
(d)(g)
*
12/01/2040
3,227,400
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
1,325,000 5.000
(d)
07/01/2037
1,327,686
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,355,000 5.000
(d)
07/01/2035
2,517,405
1,730,000 5.000
(d)
07/01/2037
1,836,629
1,750,000 5.000
(d)
07/01/2038
1,851,462
1,200,000 5.000
(d)
11/21/2045
1,238,763
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
12,660,000 5.000
(d)
11/21/2045
12,598,245
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
8,500,000 5.000
(d)
11/21/2045
8,642,203
California Pollution Control Financing Authority
Water Furnishing RR Bonds, Series 2019
550,000 5.000
(d)
07/01/2039
565,384
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,540,000 5.000
(d)
06/15/2050
1,473,737
1,030,000 5.000
(d)
06/15/2055
973,135
California Public Finance Authority Senior Living Revenue
Refunding Bonds for Enso Village Project Series 2021B1
(NR/NR)
900,000 3.125
(d)
05/15/2029
876,701
California School Finance Authority Charter School RB Envision
Education Obligated Group Series 2024A (NR/BB+)
1,620,000 5.000
(d)
06/01/2064
1,579,211
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
4,605,000 6.375
(d)
04/01/2062
4,687,428
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
2,055,000 5.000
(d)
10/01/2052
2,058,729
3,250,000 5.000
(d)
10/01/2061
3,246,718
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
1,450,000 4.000
(d)
10/01/2046
1,272,455
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,235,000 5.500
(d)
07/01/2054
2,306,343
2,200,000 5.625
(d)
07/01/2063
2,268,099

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
$ 1,055,000 5.250%
(d)
07/01/2052
$ 1,071,016
745,000 5.375
(d)
07/01/2056
758,827
1,525,000 5.500
(d)
07/01/2062
1,557,214
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,800,000 6.500
(d)
06/01/2062
1,889,180
California School Finance Authority Charter School RB for Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
560,000 5.625
(d)
06/01/2043
570,153
700,000 5.875
(d)
06/01/2053
712,601
California School Finance Authority Charter School RB for River
Springs Charter School Series 2022A (NR/BB+)
2,905,000 5.000
(d)
07/01/2052
2,900,684
4,190,000 5.000
(d)
07/01/2061
4,120,910
California School Finance Authority Charter School RB for Valley
International Preparatory High School Project Series 2022A
(NR/NR)
2,230,000 5.250
(d)
03/01/2062
1,669,399
California School Finance Authority Charter School Refunding
RB Partnerships to Uplift Communities Project Series 2023
(NR/BB+)
500,000 5.250
(d)
08/01/2038
522,083
550,000 5.500
(d)
08/01/2043
577,978
400,000 5.500
(d)
08/01/2047
416,631
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
1,475,000 5.000
(d)
06/01/2064
1,420,924
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
3,500,000 5.000
(d)
10/01/2050
3,482,065
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
2,770,000 5.000
(d)
07/01/2058
2,708,331
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
600,000 5.000
(d)
06/01/2051
523,811
2,440,000 5.000
(d)
06/01/2061
2,061,613
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000 5.000
(d)
07/01/2045
1,348,532
1,240,000 5.000
(d)
07/01/2055
1,241,573
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
600,000 4.000
(d)
06/01/2041
495,761
700,000 4.000
(d)
06/01/2051
515,028
1,220,000 4.000
(d)
06/01/2061
852,396
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000 5.000
(d)
07/01/2059
2,430,087
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 B (NR/BBB-)
945,000 4.000
(d)
07/01/2045
838,177
California School Finance Authority School Facility Refunding RB
for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000 5.250
(d)
07/01/2048
720,151
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
$ 500,000 5.000%
08/01/2038
$ 510,622
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
1,000,000 5.000
09/01/2053
1,027,941
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
740,000 5.000
09/01/2037
744,720
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000 7.250
(d)
09/01/2050
2,987,407
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Special Tax for
Improvement Area No. 1 Series 2021 (NR/NR)
2,650,000 4.000
09/01/2051
2,355,714
California Statewide Communities Development Authority
Community Facilities District Special Tax Bonds Series 2022
(NR/NR)
4,500,000 5.000
09/01/2052
4,618,999
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
575,000 5.000
09/02/2043
588,532
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2019
A (NR/NR)
1,345,000 5.000
09/02/2039
1,395,153
895,000 5.000
09/02/2044
920,960
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
375,000 5.000
(d)
06/01/2034
385,753
475,000 5.000
(d)
06/01/2039
480,677
1,340,000 5.000
(d)
06/01/2051
1,309,963
California Statewide Communities Development Authority RB for
Lancer Plaza Project Series 2013 (NR/NR)
1,875,000 5.875
11/01/2043
1,876,600
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Obligated Group
Series 2018 A (NR/BB)
10,095,000 5.500
(d)
12/01/2058
10,378,043
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2014A (NR/BB)
18,325,000 5.250
12/01/2044
18,326,996
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2016A (NR/BB)
1,600,000 5.000
(d)
12/01/2041
1,614,060
2,080,000 5.000
(d)
12/01/2046
2,093,448
10,030,000 5.250
(d)
12/01/2056
10,076,614
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
3,000,000 4.000
08/01/2045
2,677,933
California Statewide Communities Development Authority RB for
Marin General Hospital Series 2018A (NR/BBB)
175,000 5.000
08/01/2037
179,245

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
$ 2,350,000 5.250%
(d)
07/01/2039
$ 2,393,649
3,125,000 5.250
(d)
07/01/2049
3,144,482
2,225,000 5.250
(d)
07/01/2052
2,234,181
California Statewide Communities Development Authority RB
Green Bonds for Marin General Hospital Series 2018A
(NR/BBB)
365,000 5.000
08/01/2028
379,324
California Statewide Communities Development Authority RB
Refunding for California Baptist University Series 2017 A
(NR/NR)
935,000 5.000
(d)
11/01/2032
952,285
1,875,000 5.000
(d)
11/01/2041
1,880,436
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
13,765,000 5.500
12/01/2054
13,767,191
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,230,000 4.000
09/02/2050
1,107,297
California Statewide Communities Development Authority Special
Assessment Bonds Series 2018 C (NR/NR)
3,095,000 5.000
09/02/2038
3,194,968
California Statewide Communities Development Authority Special
Assessment Series 2021 A (NR/NR)
1,990,000 4.000
09/02/2051
1,766,238
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
1,525,000 5.250
09/01/2052
1,592,732
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
1,040,000 5.000
09/02/2048
1,059,115
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
2,960,000 5.000
09/02/2048
3,012,761
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
3,075,000 5.000
05/15/2047
3,112,208
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
36,600,000 0.000
(e)
06/01/2046
6,143,720
Capistrano Unified School District Special Tax for Capital
Appreciation Series 2005 (NATL) (Baa3/NR)
7,000,000 0.000
(e)
09/01/2033
4,968,184
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
190,000 3.000
09/01/2037
160,061
195,000 3.000
09/01/2038
160,265
205,000 3.000
09/01/2039
164,110
210,000 3.000
09/01/2040
166,716
715,000 3.125
09/01/2044
552,419
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
$ 925,000 4.000%
09/01/2051
$ 822,278
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
1,500,000 4.000
(d)
09/01/2051
1,292,693
City and County of San Francisco Special Tax District No. 2020-1
1,345,000 5.750
(d)
09/01/2053
1,452,844
City and County of San Francisco Special Tax District No. 2020-1
1,650,000 5.750
(d)
09/01/2053
1,782,299
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
1,050,000 5.000
09/01/2053
1,078,554
City of Beaumont Community Facilities District No. 2016-3
Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000 5.000
09/01/2053
928,393
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,700,000 5.375
09/01/2052
2,841,543
City of Dublin, Community Facilities District No. 2015-1
1,150,000 5.375
09/01/2051
1,210,167
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
850,000 5.000
09/01/2050
870,102
City of Fremont Community Facilities District No. 1 Special Tax
for Pacific Commons Series 2015 (NR/NR)
3,000,000 5.000
09/01/2045
3,010,804
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
4,500,000 4.000
05/15/2049
4,268,847
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
450,000 4.125
05/15/2043
443,242
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000 5.250
04/01/2034
1,540,406
3,565,000 5.250
04/01/2039
2,854,053
16,065,000 5.250
04/01/2049
12,754,055
11,685,000 5.250
04/01/2054
9,051,075
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Bonds Series 2024 (NR/NR)
600,000 5.000
09/01/2049
619,836
525,000 5.000
09/01/2053
540,047
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
420,000 3.000
09/01/2031
391,182
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,600,000 4.000
09/02/2037
1,556,665
City of Palo Alto Limited Obligation Refunding Improvement
Bonds for University Avenue Area off-Street Parking
Assessment District Series 2012 (NR/A-)
540,000 5.000
09/02/2030
541,646
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
500,000 4.000
09/01/2029
501,962
City of Roseville Special Tax Bonds for Creekview Community
Facilities District No. 1 Series 2023 (NR/NR)
1,650,000 5.250
09/01/2053
1,719,114

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Roseville Special Tax The Ranch at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
$ 350,000 4.000%
09/01/2035
$ 348,642
375,000 4.000
09/01/2040
364,746
425,000 4.000
09/01/2045
396,356
950,000 4.000
09/01/2050
857,869
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
475,000 4.000
09/01/2045
438,768
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
280,000 5.000
(d)
09/01/2032
288,655
700,000 5.000
(d)
09/01/2037
718,582
1,745,000 5.000
(d)
09/01/2047
1,769,023
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
2,000,000 5.000
05/01/2049
2,042,499
City of San Francisco Improvement Area Community Facilities
District Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2046
842,398
City of San Jose, California Airport Revenue Refunding Bonds
Series 2017A (A2/A)
4,310,000 5.000
03/01/2047
4,340,984
CMFA Special Finance Agency Essential Housing RB Series
2021A-1 (NR/NR)
4,465,000 3.000
(d)
12/01/2056
3,059,029
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
5,500,000 3.000
(d)
08/01/2056
3,775,649
Community Facilities District No. 2016-1 of The Root Creek Water
District Improvement Area No. 2 Special Tax Bonds Series
2023 (NR/NR)
1,600,000 5.000
09/01/2053
1,638,960
Community Facilities District No. 2023-1 of The County of Orange
(Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000 5.500
08/15/2053
1,345,015
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000 5.000
09/01/2044
2,646,303
200,000 4.000
09/01/2045
184,745
County of Los Angeles Community Facilities District Special Tax
Bonds Series 2022 (NR/NR)
2,775,000 5.000
09/01/2052
2,864,678
County of San Diego Community Facilities District No. 2008-01
Special Tax Series 2020 A (NR/NR)
695,000 3.000
09/01/2050
492,043
CSCDA Community Improvement Authority Essential Housing RB
Series 2021A-2 (NR/NR)
11,225,000 3.000
(d)
12/01/2056
7,745,251
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
6,725,000 3.600
(d)
05/01/2047
5,466,709
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-2 (NR/NR)
900,000 3.250
(d)
04/01/2057
644,517
Denair California Unified School District GO Bonds Capital
Appreciation Election 2001 Series 2003 B (NATL) (Baa3/A-)
1,305,000 0.000
(e)
08/01/2027
1,190,096
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
$ 11,895,000 4.000%
05/15/2051
$ 11,249,647
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2022 Series A
(Private Activity/AMT) (Aa3/AA-)
7,955,000 4.000
05/15/2049
7,546,372
Dublin Unified School District GO Bonds Election of 2020 Series
B (Aa1/AA+)
15,000,000 4.250
08/01/2053
15,243,097
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
445,000 3.125
09/01/2044
341,621
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
1,000,000 4.000
01/15/2046
984,783
El Rancho California Unified School District GO Bonds Capital
Appreciation Election 2003 Series 2007 (NATL) (Baa3/NR)
5,400,000 0.000
(e)
08/01/2032
4,117,213
Fairfield COPS Capital Appreciation for Water Financing Series
2007 A (AGC) (NR/AA)
4,180,000 0.000
(e)
04/01/2029
3,608,578
Folsom Cordova Unified School District No. 4 GO for School
Facilities Improvement Capital Appreciation for Election of
2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000 0.000
(e)
10/01/2032
2,654,829
Foothill/Eastern Transportation Corridor Agency toll Road RB
Refunding Capital Appreciation Senior Lien Series 2015 A
(AGM) (A1/AA)
10,000,000 0.000
(e)
01/15/2035
6,938,191
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
22,010,000 3.950
(a)
01/15/2053
20,712,557
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
16,045,000 3.850
06/01/2050
14,531,491
Golden State tobacco Securitization Corp. tobacco Settlement
Asset Backed Bonds Series 2022A-1 (NR/BBB+)
5,375,000 5.000
06/01/2051
5,587,996
Golden State tobacco Securitization Settlement Corp ABS Bond
Series 2021B-2 (NR/NR)
134,850,000 0.000
(e)
06/01/2066
14,263,732
Improvement Area 3 of The City of Stockton Community Facilities
District No. 2018-2 Westlake Villages Ii Special Tax Bonds
Series 2024 (NR/NR)
650,000 5.000
09/01/2054
674,111
Improvement Area B of The City of Fillmore Community Facilities
District No. 5, Heritage Valley Parks Special Tax Bonds Series
2023 (NR/NR)
3,500,000 5.000
09/01/2053
3,605,362
Improvement Area No. 1 of California Municipal Finance
Authority Community Facilities District No. 2023-5 Special
Tax Bonds, Series 2023 (NR/NR)
1,000,000 5.500
09/01/2048
1,072,825
1,000,000 5.625
09/01/2053
1,074,391

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
$ 112,360,000 0.000%
(e)
06/01/2036
$ 50,795,091
Inland Empire tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-2
(NR/CCC)
51,235,000 0.000
(e)
06/01/2047
9,836,838
Inland Empire tobacco Securitization Authority RB Turbo
Asset-Backed Bonds for Capital Appreciation Series 2007 D
(NR/CCC)
290,580,000 0.000
(e)
06/01/2057
22,156,434
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
4,600,000 5.000
03/01/2057
4,657,871
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000 3.000
08/01/2046
3,044,585
Los Angeles County GO Bonds for Westside Union School District
Election Series 2008 B (Aa2/AA-)
49,925,000 0.000
(e)
08/01/2050
15,283,865
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
2,125,000 3.000
12/01/2050
1,667,368
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa3/NR)
3,760,000 0.000
(e)
08/01/2035
2,578,942
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000 6.500
11/01/2039
16,129,883
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000 6.500
11/01/2039
3,736,652
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
7,430,000 6.125
11/01/2029
7,883,397
20,315,000 6.500
11/01/2039
25,303,365
Mt. Diablo Unified School District GO Bonds Capital Appreciation
for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000 5.500
08/01/2030
5,070,357
New Haven Unified School District GO Refunding Bonds for
Capital Appreciation Series 2009 (AGC) (Aa2/AA)
860,000 0.000
(e)
08/01/2025
844,146
1,105,000 0.000
(e)
08/01/2026
1,050,969
5,550,000 0.000
(e)
08/01/2030
4,622,730
7,855,000 0.000
(e)
08/01/2032
6,083,456
7,000,000 0.000
(e)
08/01/2034
5,007,666
Orange County California Community Facilities District No.
2015-1 Village of Esencia Special Tax Bonds Series 2015 A
(NR/NR)
1,000,000 5.250
08/15/2045
1,005,548
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000 7.000
08/01/2038
12,116,733
Poway Unified School District GO Bonds Capital Appreciation for
School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000 0.000
(e)
08/01/2040
713,258
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
900,000 3.000
09/01/2032
836,603
820,000 3.000
09/01/2033
753,173
750,000 3.000
09/01/2034
679,825
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Rancho Cordova Community Facilities District No. 2018-1 Special
Tax for Grantline 208 Series 2019 (NR/NR)
$ 400,000 5.000%
09/01/2049
$ 408,247
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
4,000,000 4.000
08/01/2052
3,989,351
Rialto Unified School District GO Election of 2010 Series 2011 A
(AGM) (Aa3/AA)
6,200,000 0.000
(e)
08/01/2036
3,814,265
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
2,775,000 5.250
09/01/2047
2,871,391
3,875,000 5.000
09/01/2052
3,910,126
River Islands Public Financing Authority Community Facilities
District No. 2003-1 Special Tax series 2022 (NR/NR)
400,000 5.750
09/01/2052
422,631
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+)
2,220,000 0.000
(e)
10/01/2033
1,595,469
2,220,000 0.000
(e)
10/01/2035
1,474,385
1,840,000 0.000
(e)
10/01/2037
1,117,518
5,100,000 0.000
(e)
10/01/2038
2,938,550
8,425,000 0.000
(e)
10/01/2039
4,612,193
13,395,000 0.000
(e)
10/01/2040
6,955,397
7,275,000 0.000
(e)
10/01/2041
3,587,938
6,360,000 0.000
(e)
10/01/2042
2,985,575
San Bernardino City Unified School District GO Bonds
Capital Appreciation for Election of 1999 Series 2003 C
(NATL) (A1/A+)
1,420,000 0.000
(e)
08/01/2025
1,391,120
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
1,755,000 5.000
07/01/2046
1,816,085
2,165,000 5.000
07/01/2056
2,228,940
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (AMT) (A1/NR)
6,080,000 5.000
07/01/2051
6,271,218
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000 0.000
(e)
07/01/2043
433,824
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
10,000,000 0.000
(e)
07/01/2030
8,362,846
3,305,000 0.000
(e)
07/01/2031
2,667,336
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (B1/NR)
1,370,000 4.000
08/01/2032
1,229,612
1,560,000 4.000
08/01/2033
1,379,004
1,680,000 4.000
08/01/2034
1,461,362
1,810,000 4.000
08/01/2035
1,549,074
1,945,000 4.000
08/01/2036
1,638,593
San Juan Unified School District GO Bonds for Capital
Appreciation Series 2000 (NATL) (Aa2/A+)
1,595,000 0.000
(e)
08/01/2025
1,564,971

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Santa Monica Redevelopment Agency Tax Allocation for
Earthquake Recovery Redevelopment Project Series 2011
(NR/AA)
$ 2,000,000 5.000%
07/01/2042
$ 2,002,048
Silicon Valley tobacco Securitization Authority tobacco Settlement
ABS Series 2007D (NR/NR)
27,250,000 0.000
(e)
06/01/2056
2,531,629
Silicon Valley tobacco Securitization Authority tobacco Settlement
Asset Backed RB Series 2007 C (NR/NR)
91,400,000 0.000
(e)
06/01/2056
9,295,965
Tejon Ranch Public Facilities Financing Authority Special Tax
for Community Facilities District No. 2008-1 Series 2020
(NR/NR)
4,750,000 4.000
09/01/2050
4,309,200
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
9,510,000 0.000
(e)
06/01/2054
1,891,094
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
2,155,000 5.000
10/01/2049
2,176,907
Tustin California Community Facilities District No. 2014-1 Tustin
Legacy/Standard Pacific Special Tax Bonds Series 2015 A
(NR/NR)
750,000 5.000
09/01/2040
754,431
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
780,000 4.625
09/01/2049
771,075
2,425,000 5.000
09/01/2054
2,495,062
William S. Hart Union High School District GO Bonds Capital
Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000 0.000
(e)
08/01/2034
6,020,135
Yosemite Community College District GO Bonds Election of 2004
Series 2010 D (Aa2/AA-)
19,135,000 0.000
(f)
08/01/2042
16,154,925
1,002,369,563
Colorado - 4.9%
Aerotropolis Regional Transportation Authority Special RB Series
2024 (NR/NR)
11,000,000 5.750
(d)
12/01/2054
11,029,279
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,570,000 4.700
12/01/2047
1,409,693
Amber Creek Metropolitan District GO Refunding & Improvement
Bonds Series 2017 A (NR/NR)
586,000 5.000
12/01/2037
542,325
613,000 5.125
12/01/2047
549,584
Arista Metropolitan District In The City and County of Broomfield,
Colorado Subordinate Limited Tax GO and Special RR and
Improvement Bonds Series 2023B (NR/NR)
2,260,000 8.250
12/15/2039
2,338,688
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series
2020 B (NR/NR)
4,000,000 7.750
12/15/2050
3,863,231
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds
Series 2021 (NR/NR)
4,000,000 4.875
(d)
12/01/2051
3,254,973
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Banning Lewis Ranch Regional Metropolitan District No. 2 GO
Bonds Series 2021 (NR/NR)
$ 4,690,000 5.750%
12/01/2051
$ 4,368,600
Baseline Metropolitan District No.1 In The City and County of
Broomfield Colorado Subordinate Special RB Series 2024B
(NR/NR)
3,000,000 6.750
12/15/2054
3,021,579
Belford North Metropolitan District GO Bonds Series 2020 B
(NR/NR)
6,000,000 8.500
12/15/2050
5,813,232
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,930,000 0.000
(d)(f)
12/01/2049
1,821,244
Bent Grass Metropolitan District Refunding GO Bonds Series 2020
(NR/NR)
1,185,000 5.250
(d)
12/01/2049
1,156,277
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
21,250,000 4.000
12/01/2049
20,654,220
Brighton Crossing Metropolitan District No. 6 Limited Tax GO
Bonds Series 2020A(3) (NR/NR)
3,835,000 5.000
12/01/2050
3,765,741
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
2,250,000 5.375
12/01/2048
2,250,081
Canyon Pines Metropolitan District Special Improvement District
No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000 3.750
12/01/2040
9,423,801
Cascade Ridge Metropolitan District GO Bonds Series 2021
(NR/NR)
2,500,000 5.000
12/01/2051
2,195,914
Castleview Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
4,220,000 5.000
12/01/2050
3,552,609
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series
2021 (NR/NR)
835,000 5.000
12/01/2051
698,580
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021
(NR/NR)
9,400,000 6.000
12/01/2051
7,982,398
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
2,575,000 5.350
12/01/2050
2,405,337
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
1,915,000 5.000
11/15/2047
1,984,975
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
7,000,000 4.000
12/01/2043
6,648,671
City of Oak Point A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2024
(NR/NR)
2,200,000 6.000
(d)
12/01/2053
2,162,991
Cloverleaf Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
1,825,000 6.000
12/01/2051
1,850,742

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AGM) (A1/AA)
$ 1,500,000 5.250%
12/01/2049
$ 1,658,181
6,000,000 5.500
12/01/2054
6,745,481
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
2,075,000 4.000
10/01/2061
1,603,206
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
475,000 4.000
05/01/2051
409,479
1,000,000 4.000
05/01/2061
828,056
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
900,000 5.000
(d)
02/01/2051
839,193
2,335,000 5.000
(d)
02/01/2061
2,122,156
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
6,000,000 5.000
(d)
10/01/2059
5,642,701
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
1,580,000 5.000
09/01/2057
1,578,483
1,955,000 5.000
09/01/2062
1,936,652
Colorado Educational and Cultural Facilities Authority Charter
School RB for Mountain Phoenix Community School Project
Series 2023 (NR/NR)
4,355,000 6.250
(d)
07/01/2053
3,959,019
Colorado Educational and Cultural Facilities Authority Charter
School RB Refunding for Rocky Mountain Classical Academy
Project Series 2019 (Ba1/NR)
6,140,000 5.000
(d)
10/01/2049
5,928,214
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools Inc.
Series 2024A (NR/BB)
3,500,000 5.800
(d)
04/01/2054
3,607,415
2,050,000 5.750
(d)
04/01/2059
2,099,281
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,245,000 6.000
07/01/2036
3,210,808
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
2,055,000 6.000
07/01/2031
2,024,562
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
2,500,000 5.250
11/01/2052
2,658,693
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
4,600,000 5.250
12/01/2054
4,938,037
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
2,650,000 4.000
(c)
09/01/2030
2,813,348
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200 5.000
(a)
07/01/2057
26,046,352
Colorado Health Facilities Authority RB Refunding for Christian
Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000 4.000
01/01/2042
849,308
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
$ 2,135,000 3.250%
08/01/2049
$ 1,657,268
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
900,000 5.000
12/31/2051
896,298
9,680,000 5.000
12/31/2056
9,580,372
Colorado Springs Urban Renewal Authority RB for Canyon Creek
Project Series 2018 A (NR/NR)
3,000,000 5.750 *
12/01/2047
2,450,786
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
850,000 5.250
12/01/2051
786,635
Constitution Heights Metropolitan District GO Refunding Bonds
Series 2020 (NR/NR)
1,753,000 5.000
12/01/2049
1,683,401
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000 5.000
12/01/2039
6,183,827
1,750,000 5.000
12/01/2043
1,578,135
Copperleaf Metropolitan District GO LT Bonds Series 2021
(NR/NR)
3,600,000 4.875
12/01/2051
2,965,262
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate
LT GO Bonds Series 2022B (NR/NR)
725,000 6.000
12/15/2041
718,684
Cornerstar Metropolitan District GO Refunding Bonds Series 2017
A (NR/NR)
1,000,000 5.125
12/01/2037
1,000,274
2,100,000 5.250
12/01/2047
2,094,895
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
3,261,000 5.000
12/01/2049
3,004,528
Crowfoot Valley Ranch Metropolitan District No. 2 Subordinate
Limited Tax GO Refunding Bonds Series 2024B (NR/NR)
2,250,000 6.125
12/15/2054
2,246,012
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB)
34,160,000 5.000
10/01/2032
34,174,439
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
665,000 5.000
12/01/2030
677,769
2,500,000 5.000
12/01/2032
2,543,241
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
325,000 5.000
12/01/2031
330,986
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000 4.000
12/01/2038
1,731,322
1,690,000 5.000
12/01/2048
1,690,742
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
7,200,000 5.000
(d)
12/01/2034
7,334,302
7,300,000 4.000
(d)
12/01/2035
7,039,670
7,300,000 4.000
(d)
12/01/2036
7,010,483
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000 5.000
12/01/2030
432,891
950,000 4.000
12/01/2040
889,681

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Dinosaur Ridge Metropolitan District RB Refunding and
Improvement Bonds Series 2019 A (NR/NR)
$ 3,695,000 5.000%
06/01/2049
$ 3,666,834
E-470 Public Highway Authority RB Refunding Capital
Appreciation Series 2006 B (NATL) (A1/A+)
3,000,000 0.000
(e)
09/01/2039
1,451,700
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
15,000,000 0.000
(e)
09/01/2028
13,227,571
4,120,000 0.000
(e)
09/01/2034
2,851,602
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000 0.000
(e)
09/01/2040
10,318,238
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds
Series 2021 (NR/NR)
1,600,000 5.000
12/01/2051
1,444,883
El Paso County Waterview II Metropolitan LT GO Bonds Series
2022A (NR/NR)
2,000,000 5.000
12/01/2051
1,924,620
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,950,000 5.550
(d)
12/01/2047
3,032,344
Four Corners Business Improvement District LT Supported RB
Series 2022 (NR/NR)
2,500,000 6.000
12/01/2052
2,554,860
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000 4.250
12/01/2051
1,935,392
Granary Metropolitan District No. 9 Special Improvement District
No. 1 Special Assessment RB Series 2024 (NR/NR)
2,775,000 5.450
(d)
12/01/2044
2,705,957
Greenspire Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,430,000 5.125
12/01/2051
1,329,859
Hidden Creek Metropolitan District GO Bonds Series 2021 A
(NR/NR)
1,140,000 4.625
(d)
12/01/2045
956,088
High Plains Metropolitan District GO Refunding Bonds Series
2017 (NATL) (A2/NR)
3,680,000 4.000
12/01/2047
3,555,516
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
570,000 5.000
12/01/2051
505,883
Independence Metropolitan District No. 3 Limited Tax GO and
Special Revenue Refunding and Improvement Senior Bonds
Series 2024A (NR/NR)
4,000,000 5.375
12/01/2054
3,969,298
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000 4.250
12/01/2051
978,668
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2
(B1/NR)
580,000 4.125
12/01/2040
534,796
900,000 4.375
12/01/2047
833,234
Johnstown Farms East Metropolitan District GO LT Bonds Series
2021 (NR/NR)
1,000,000 5.000
12/01/2051
880,789
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
12,172,000 4.250
12/01/2046
11,035,429
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Johnstown Village Metropolitan District No. 2 GO Bonds Series
2020 A (NR/NR)
$ 1,980,000 5.000%
12/01/2050
$ 1,760,050
Jones District Community Authority Board RB for Convertible
Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000 0.000
(f)
12/01/2050
7,331,109
Kremmling Memorial Hospital District Certificates of Participation
Series 2024 (NR/NR)
11,000,000 6.625
(d)
12/01/2056
10,713,846
Ledge Rock Center Residential Metropolitan District No. 1 in The
Town of Johnstown Weld County Colorado LT GO Bonds
Series 2024A (NR/NR)
3,550,000 6.375
12/01/2054
3,620,672
Lochbuie Station Residential Metropolitan District GO Bonds
Series 2020 A (NR/NR)
1,180,000 5.750
12/01/2050
1,184,278
Lochbuie Station Residential Metropolitan District Subordinate GO
Limited Tax Bonds Series 2024B (NR/NR)
535,000 6.250
12/15/2044
535,537
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000 4.875
12/01/2051
3,666,775
Meadowlark Metropolitan District GO Bonds Series 2020 A
(NR/NR)
524,000 4.875
12/01/2040
529,793
750,000 5.125
12/01/2050
759,649
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
2,925,000 6.750
12/01/2052
2,972,894
Mineral Business Improvement District Limited Tax GO and
Special RB Series 2024A (NR/NR)
1,600,000 5.750
(d)
12/01/2054
1,619,486
Mineral Business Improvement District Subordinate Limited Tax
GO and Special RB Series 2024B (NR/NR)
420,000 8.500
(d)
12/15/2054
419,148
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A
(NR/NR)
2,665,000 5.000
12/01/2049
2,669,588
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B
(NR/NR)
1,473,000 7.375
12/15/2049
1,441,128
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000 4.000
12/01/2051
2,329,638
Mountain Sky Metropolitan District GO Bonds Series 2020 A
(NR/NR)
978,000 5.000
12/01/2049
923,664
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
3,225,000 5.000
12/01/2051
2,844,464
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,550,000 7.000
12/01/2052
2,632,825
Murphy Creek Metropolitan District GO LT Bonds Series 2021
(NR/NR)
12,788,000 5.000
12/01/2051
11,248,019
Murphy Creek Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
2,140,000 6.000
12/01/2052
2,154,940

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Newlin Crossing Metropolitan District Limited Tax Convertible to
UT GO Bonds Series 2024A (NR/NR)
$ 645,000 5.375%
(d)
12/01/2054
$ 650,267
Nexus North at DIA Metropolitan District GO Bonds Series 2021
(NR/NR)
1,140,000 5.000
12/01/2051
1,017,427
Nine Mile Metropolitan District In The Town of Erie Boulder
County RB Series 2020 (NR/NR)
5,760,000 5.125
12/01/2040
5,817,185
North Holly Metropolitan District Limited Tax GO Bonds Series
2018 A (NR/NR)
1,260,000 5.500
12/01/2048
1,262,646
North Range Metropolitan District No. 2 GO Refunding Bonds
Series 2017 A (NR/NR)
2,785,000 5.625
12/01/2037
2,786,960
7,855,000 5.750
12/01/2047
7,869,203
North Range Metropolitan District Subordinate LT GO Special RB
Series 2017B (NR/NR)
1,731,000 7.750
12/15/2047
1,734,899
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
350,000 4.000
12/01/2032
350,692
340,000 4.000
12/01/2033
338,818
190,000 4.000
12/01/2034
187,583
550,000 4.000
12/01/2036
535,192
215,000 4.000
12/01/2038
205,057
Palisade Metropolitan District No. 2 Colorado Subordinate
Convertible Capital Appreciation GO Limited Tax and
Revenue Refunding Bonds Series 2024B (NR/NR)
3,000,000 0.000
(d)(f)
12/15/2054
2,726,825
Parkdale Community Authority for Parkdale Metropolitan District
No. 1 Series 2020 A (NR/NR)
2,140,000 5.000
12/01/2040
2,068,722
3,335,000 5.250
12/01/2050
3,134,446
Parkdale Community Authority for Parkdale Metropolitan District
No. 1 Series 2020 B (NR/NR)
1,924,000 7.750
12/15/2050
1,814,834
Parkdale Community Authority Limited Tax Supported Convertible
Capital Appreciation RB Series 2024A (NR/NR)
5,170,000 0.000
(d)(f)
12/01/2053
4,027,963
Parkdale Community Authority Subordinate Limited Tax Supported
RB Series 2024B (NR/NR)
1,392,000 9.000
(d)
12/15/2053
1,393,351
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021
(NR/NR)
991,000 4.300
12/01/2050
875,534
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020
(NR/NR)
1,200,000 5.000
12/01/2050
1,119,723
Plaza Metropolitan District No. 1 RB Refunding Series 2013
(NR/NR)
1,000,000 5.000
(d)
12/01/2040
999,710
Powhaton Community Authority LT Supported RB Series 2021
(NR/NR)
5,460,000 5.000
12/01/2051
4,835,732
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
District Improvements RB Series 2024B (NR/NR)
1,000,000 5.875
12/15/2046
1,074,129
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
Primary Improvements RB Series 2024A (NR/NR)
$ 1,600,000 5.875%
12/15/2046
$ 1,718,607
Prairie Center Metropolitan District No. 3 Limited Property Tax
Supported RB Refunding Series 2017 A (NR/NR)
6,500,000 5.000
(d)
12/15/2041
6,530,644
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020
(NR/NR)
725,000 4.875
12/15/2044
654,143
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A
(NR/NR)
9,655,000 4.750
(d)
12/01/2045
8,320,009
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B
(NR/NR)
150,000 0.000
(d)(e)
12/01/2025
142,892
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,750,000 4.000
12/01/2051
1,478,150
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,109,201 3.625
12/01/2044
1,585,945
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000 5.000
12/01/2049
1,113,622
Riverview Metropolitan District GO Refunding Bonds Series 2021
(NR/NR)
500,000 5.000
12/01/2051
457,670
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000 5.250
12/01/2051
4,522,947
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,053,000 5.000
(d)
12/01/2050
1,050,465
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
3,450,000 5.000
12/01/2039
3,399,203
5,695,000 5.000
12/01/2049
5,423,477
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
9,375,000 5.250
12/01/2051
8,196,564
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,200,000 5.000
(d)
12/01/2040
2,204,792
1,625,000 5.125
(d)
12/01/2050
1,624,602
Sky Dance Metropolitan District No. 2 GO Limited Tax
Convertible To UT Bonds Series 2024A (NR/NR)
2,000,000 6.000
12/01/2054
2,011,523
Sky Ranch Community Authority Board LT Support District Bonds
Series 2022A (NR/NR)
4,345,000 5.750
12/01/2052
4,249,437
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
750,000 4.000
12/01/2044
715,011
2,210,000 3.000
12/01/2049
1,698,977
South Timnath Metropolitan District No. 1 GO Limited
Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000 8.000
12/15/2048
1,920,736
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
422,659

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
$ 1,750,000 5.000%
12/01/2047
$ 1,748,022
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
650,000 5.000
12/01/2039
667,737
Sterling Ranch Community Authority Board Douglas County
Colorado LT Supported and Special Revenue District No.
4 Subdistrict - A Refunding Senior Bonds Series 2024A
(NR/NR)
1,000,000 6.500
12/01/2054
1,039,996
Sterling Ranch Community Authority Board Douglas County
Colorado Special Improvement District No. 1 Special
Assessment RB Series 2024 (NR/NR)
800,000 5.625
12/01/2043
826,323
Sterling Ranch Community Authority Board RB for Sterling Ranch
Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
705,000 7.125
12/15/2050
708,356
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
2,500,000 4.250
12/01/2050
2,288,104
Sunset Parks Metropolitan District Limited Tax GO Bonds Series
2024A (NR/NR)
910,000 5.125
(d)
12/01/2054
912,787
647,000 7.625
(d)
12/15/2054
645,979
Takoda Metropolitan District Limited Tax GO Refunding Bonds
Series 2018 (Baa3/NR)
8,000,000 6.000
12/01/2050
8,311,183
The Canyons Metropolitan District No. 5 in The City of Castle
Pines Subordinate Limited Tax GO and Special Revenue
Refunding Bonds Series 2024B (NR/NR)
2,000,000 6.500
12/01/2054
2,066,627
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
1,100,000 5.000
12/01/2040
1,113,892
1,750,000 5.000
12/01/2049
1,763,011
Timberleaf Metropolitan District GO Bonds Series 2020 A
(NR/NR)
1,730,000 5.750
12/01/2050
1,734,865
Trails at Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado Subordinate GO Limited Tax Refunding
Bonds Series 2024B (NR/NR)
725,000 6.875
12/15/2052
712,877
Trevenna Metropolitan District in The Town of Windsor Limited
Tax GO Bonds Series 2024A (NR/NR)
2,025,000 5.750
12/01/2054
2,032,947
Trevenna Metropolitan District In The Town of Windsor
Subordinate Limited Tax GO Bonds Series 2024B(3) (NR/NR)
627,000 8.250
12/15/2049
632,005
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
500,000 4.375
12/01/2044
487,999
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series
2020 A (NR/NR)
580,000 5.000
12/01/2040
557,070
1,020,000 5.000
12/01/2050
928,188
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Waterview North Metropolitan District No. 1 El Paso County
Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
$ 3,150,000 5.750%
(d)
12/01/2054
$ 3,137,854
Waterview North Metropolitan District No. 1 El Paso County,
Colorado Limited Tax GO Bonds Subordinate Limited Tax GO
Series 2024B (NR/NR)
782,000 8.000
(d)
12/15/2054
779,481
West Meadow Metropolitan District town of Fraser, Grand County,
Colorado Limited Tax GO Senior Bonds Series 2023A
(NR/NR)
2,250,000 6.500
(d)
12/01/2050
2,350,697
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A
(NR/NR)
1,500,000 5.000
12/01/2050
1,340,712
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2
(NR/NR)
1,000,000 0.000
(f)
12/01/2050
752,500
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3
(NR/NR)
4,238,000 8.000
12/15/2050
3,924,538
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 A (NR/NR)
950,000 5.000
(d)
12/01/2050
890,185
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 B (NR/NR)
93,000 7.750
12/15/2050
90,603
Windshire Park Metropolitan District No. 2 GO Refunding &
Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000 6.500
12/01/2047
1,521,817
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A
(NR/NR)
2,184,000 5.125
(d)
12/01/2050
1,918,492
Woodmen Heights Metropolitan District No. 2 GO Refunding
Bonds Series 2020 B-1 (NR/NR)
1,728,000 6.250
12/15/2040
1,659,636
571,809,813
Connecticut - 0.6%
City of New Haven CT GO Bonds Series 2018 (NR/A-)
310,000 5.500
08/01/2038
325,938
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000 5.500
08/01/2034
955,724
500,000 5.500
08/01/2035
529,680
420,000 5.500
08/01/2036
444,002
500,000 5.500
08/01/2037
527,481
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
3,925,000 11.000
(d)
12/01/2027
4,719,256
Connecticut Airport Authority Customer Facility Charge RB for
Ground Transportation Center Project Series 2019A (NR/A)
1,750,000 4.000
07/01/2049
1,583,882
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
1,150,000 5.000
(d)
01/01/2045
1,040,928
3,065,000 5.000
(d)
01/01/2055
2,626,550
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
1,045,000 4.000
07/01/2039
874,423
3,500,000 4.000
07/01/2044
2,755,254

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+) – (continued)
$ 5,325,000 4.000%
07/01/2049
$ 4,066,613
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
2,500,000 4.750
(d)
10/01/2048
2,391,781
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
28,300,000 7.000
(d)
02/01/2045
28,532,484
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000 5.375
07/01/2052
2,270,424
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
4,600,000 5.375
07/01/2054
4,592,843
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 (NR/NR)
2,300,000 6.000
(d)
04/01/2052
2,445,814
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000 5.625
(d)
04/01/2044
968,636
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000 4.000
(d)
04/01/2051
1,688,664
town of Hamden RB for Whitney Center Project Series 2022A
(NR/NR)
6,925,000 7.000
01/01/2053
7,475,531
70,815,908
Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
1,075,000 4.000
06/01/2052
870,140
1,125,000 4.000
06/01/2057
885,147
Delaware Economic Development Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2018 B (NR/NR)
2,000,000 5.000
11/15/2048
2,026,680
Delaware Health Facilities Authority RB Refunding for Bayhealth
Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000 4.000
07/01/2043
3,043,361
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000 5.000
08/01/2049
825,882
835,000 5.000
08/01/2054
797,089
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000 5.000
09/01/2050
1,925,561
town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
4,784,000 4.000
07/01/2035
4,663,504
15,037,364
District of Columbia - 0.8%
District Columbia Tobacco Settlement Filing Corp / Tobacco Asset
Backed Bds 2006 A (NR/NR)
135,095,000 0.000
(e)
06/15/2046
33,131,900
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia (Washington, D.C.) Income Tax Secured RB,
Series 2023A (Tax-Exempt) (Aaa/AAA)
$ 3,000,000 5.250%
05/01/2048
$ 3,259,800
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000 4.000
10/01/2051
4,622,308
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds Series 2024B
(NR/NR)
3,675,000 0.000
(d)(f)
06/01/2049
2,170,181
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2019A (AMT) (Aa3/AA-)
2,500,000 5.000
10/01/2049
2,541,666
Metropolitan Washington Airports Authority Dulles toll Road RB
Second Senior Lien Capital Appreciation for Dulles Metrorail
and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000 6.500
10/01/2044
40,273,749
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
1,115,000 4.000
10/01/2053
1,013,083
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
3,000,000 3.000
10/01/2050
2,249,662
3,170,000 4.000
10/01/2053
2,893,994
Metropolitan Washington Airports Authority Dulles toll Road
Revenue Refunding Bonds for Dulles Metrorail & Capital
Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000 4.000
10/01/2052
5,800,974
97,957,317
Florida - 14.8%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,385,000 5.500
06/15/2052
1,414,585
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
3,560,000 4.750
05/01/2036
3,574,767
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
610,000 5.000
05/01/2039
616,056
1,025,000 5.100
05/01/2049
1,022,823
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,580,000 3.625
05/01/2040
1,331,046
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,775,000 4.000
05/01/2051
1,477,969
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,705,000 3.500
05/01/2031
1,633,063
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
900,000 5.600
05/01/2044
909,990
1,295,000 5.875
05/01/2054
1,308,267
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
1,125,000 5.400
05/01/2043
1,160,670
2,050,000 5.625
05/01/2053
2,117,437

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Arbors Community Development District Capital Improvement RB
Series 2024 (NR/NR)
$ 900,000 5.150%
(d)
05/01/2044
$ 901,999
1,365,000 5.500
(d)
05/01/2055
1,373,118
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AGM) (NR/AA)
3,970,000 3.500
05/01/2032
3,940,349
6,695,000 3.700
05/01/2036
6,650,165
Arborwood Community Development District RB Capital
Improvement Refunding Subordinate Lien Series 2018 A-2
(NR/NR)
635,000 4.625
05/01/2028
640,148
1,765,000 5.000
05/01/2036
1,792,125
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
2,995,000 6.900
05/01/2036
2,996,589
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
435,000 6.900
05/01/2036
435,152
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
495,000 4.000
11/01/2040
446,361
3,135,000 4.000
11/01/2050
2,602,507
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
1,845,000 5.100
(d)
05/01/2039
1,871,905
3,080,000 5.200
(d)
05/01/2049
3,093,982
Artisan Lakes East Community Development District Special
Assessment Bond Series 2021-2 (NR/NR)
270,000 2.750
(d)
05/01/2031
247,238
515,000 3.125
(d)
05/01/2041
419,612
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
1,715,000 5.700
05/01/2054
1,752,179
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
500,000 3.200
(d)
05/01/2041
409,820
Astonia Community Development District Special Assessment
for Assessment Area Three Series 2023 Project Series 2023
(NR/NR)
1,045,000 5.375
06/15/2053
1,062,123
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000 3.200
(d)
05/01/2041
635,221
Aurora Oaks Community Development District Marion County,
Florida Special Assessment Bonds, Series 2024 Assessment
Area One Project (NR/NR)
1,025,000 5.625
05/01/2055
994,503
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
660,000 4.375
11/01/2049
588,793
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
740,000 5.750
05/01/2048
765,105
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
$ 250,000 3.375%
05/01/2041
$ 205,987
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
1,780,000 6.000
05/01/2048
1,868,464
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
650,000 3.125
05/01/2041
531,546
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
775,000 5.625
05/01/2052
797,217
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
580,000 3.750
(d)
05/01/2040
517,298
Avenir Community Development District City of Palm Beach
Gardens Florida Senior Special Assessment Bonds Series
2021A-1 (NR/NR)
4,165,000 3.400
05/01/2052
3,106,682
Avenir Community Development District Special Assessment
Bonds for Assessment Area Two - 2021B Project Series 2021B
(NR/NR)
4,500,000 5.000
(d)
05/01/2041
4,539,680
Avenir Community Development District Special Assessment
Bonds Series 2019B- Parcel A-4 Project (NR/NR)
1,480,000 5.250
05/01/2029
1,481,462
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,170,000 5.375
05/01/2043
1,184,226
4,845,000 5.625
05/01/2054
4,932,633
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
900,000 4.500
(d)
06/01/2039
866,364
1,630,000 4.625
(d)
06/01/2049
1,502,862
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
320,000 4.750
11/01/2026
321,923
700,000 5.000
11/01/2031
704,776
5,975,000 5.250
11/01/2046
5,992,337
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
3,500,000 5.000
05/01/2042
3,517,800
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2024 (NR/NR)
1,375,000 5.000
(d)
05/01/2044
1,361,750
2,750,000 5.250
(d)
05/01/2055
2,713,503
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
955,000 5.000
11/01/2036
970,434
1,055,000 5.000
11/01/2048
1,036,273
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
705,000 3.500
(d)
05/01/2041
606,341

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
$ 1,555,000 4.250%
05/01/2029
$ 1,557,903
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
895,000 5.000
05/01/2035
896,578
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
855,000 3.750
05/01/2031
825,389
985,000 4.000
05/01/2037
953,795
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
2,810,000 4.250
05/01/2037
2,787,529
Beaumont Community Development District Special Assessment
Bonds for Assessment Area Two-Commercial Project Series
2019 (NR/NR)
1,205,000 6.375
(d)
11/01/2049
1,247,020
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
245,000 6.000
11/01/2027
254,480
485,000 3.750
11/01/2031
467,906
2,965,000 6.500
11/01/2043
3,155,454
1,490,000 4.125
11/01/2046
1,292,454
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,045,000 4.000
05/01/2040
1,003,306
Belmont Community Development District Capital Improvement
Phase 1 Project Series 2013 A (NR/NR)
655,000 6.125
11/01/2033
702,603
1,000,000 6.500
11/01/2043
1,095,143
Belmont II Community Development District Special Assessment
RB Series 2020 (NR/NR)
1,500,000 4.000
12/15/2050
1,275,493
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
1,285,000 3.625
12/15/2040
1,178,581
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000 3.625
05/01/2041
1,059,620
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
825,000 5.000
05/01/2044
801,057
925,000 5.350
05/01/2054
898,304
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,525,000 5.750
05/01/2053
1,569,598
Bexley Community Development District Special Assessment
Bonds Series 2016 (NR/NR)
1,680,000 4.700
05/01/2036
1,681,187
3,200,000 4.875
05/01/2047
3,068,802
Biscayne Drive Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
890,000 6.000
06/15/2052
922,932
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
325,000 3.750
06/15/2040
283,933
950,000 4.000
06/15/2050
791,275
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
$ 900,000 4.250%
06/15/2039
$ 841,999
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
1,165,000 3.500
05/01/2041
972,985
1,355,000 4.000
05/01/2051
1,118,705
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
565,000 3.625
05/01/2040
482,956
Bradbury Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,800,000 5.250
05/01/2043
1,819,310
2,250,000 5.500
05/01/2053
2,272,838
Bridgewalk Community Development District
675,000 6.500
12/15/2053
714,369
Bridgewater Community Development District Special Assessment
Refunding Bonds for Assessment Area Two Series 2015
(NR/NR)
5,660,000 5.750
05/01/2035
5,839,037
Brightwater Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
650,000 5.350
(d)
05/01/2044
653,443
1,325,000 5.625
(d)
05/01/2055
1,330,887
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
935,000 3.150
05/01/2041
742,665
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
1,000,000 5.500
05/01/2042
1,025,412
1,500,000 5.625
05/01/2052
1,529,720
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
900,000 5.625
05/01/2042
925,426
1,305,000 5.750
05/01/2052
1,330,259
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
550,000 5.600
05/01/2044
551,567
1,550,000 5.875
05/01/2054
1,553,253
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,040,000 5.500
05/01/2052
1,073,400
Buena Lago Community Development District Osceola County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
900,000 5.550
05/01/2054
894,890
Cabot Citrus Farms Community Development District Special RB
Anticipation Notes for Hernando County Project Series 2024
(NR/NR)
12,500,000 5.250
03/01/2029
12,574,266
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,000,000 4.000
12/15/2039
909,481
1,350,000 4.000
12/15/2049
1,123,020

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
$ 175,000 6.500%
(d)
06/15/2054
$ 178,080
445,000 6.625
(d)
06/15/2059
452,789
Capital Projects Finance Authority Student Housing RB for PRG
- Unionwest Properties LLC Project Senior Series 2024A-1
(Tax-Exempt) (Ba1/NR)
1,650,000 5.000
(d)
06/01/2049
1,614,409
1,375,000 5.000
(d)
06/01/2054
1,332,528
1,375,000 5.000
(d)
06/01/2058
1,315,631
Capital Trust Agency Educational Facilities RB Series 2021A
(NR/NR)
2,210,000 5.000
(d)
12/01/2056
1,603,797
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
63,655,000 5.250
(d)
12/01/2058
62,797,936
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
595,000 4.000
(d)
07/01/2056
463,579
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
3,030,000 5.000
(d)
06/01/2056
2,717,353
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (Ba2/NR)
1,155,000 5.000
(d)
12/15/2049
1,093,561
1,075,000 5.000
(d)
12/15/2054
1,000,947
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
2,025,000 5.250
(d)
12/01/2043
2,034,420
Capital Trust Authority Educational Facilities Lease RB Seaside
Community Charter School Project Series A (Baa3/NR)
1,220,000 5.000
06/15/2044
1,210,815
1,385,000 5.125
06/15/2059
1,343,452
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds for Southeastern University, Inc. Project Series 2023A
(NR/BB)
4,470,000 6.375
(d)
05/01/2053
4,613,992
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
4,775,000 6.250
(d)
05/01/2048
4,917,191
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
10,125,000 12.000
(d)
10/03/2029
10,123,076
Capital Trust Authority Tax-Exempt RB for MVM Landfill, LLC
Project Series 2024A (NR/NR)
3,650,000 6.875
(d)
12/01/2044
3,713,196
Carlton Lakes Community Development District Special
Assessment RB Series 2018 (NR/NR)
495,000 5.125
05/01/2038
501,639
1,000,000 5.250
05/01/2049
1,004,750
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
900,000 5.625
05/01/2054
900,245
Center Lake Ranch West Community Development District
(City of St. Cloud, Florida) Capital Improvement RB, Series
2023 (Assessment Area One) (NR/NR)
2,275,000 6.000
05/01/2054
2,358,627
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Central Parc Community Development District City of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
$ 650,000 5.700%
05/01/2044
$ 650,425
650,000 6.000
05/01/2054
653,671
Centre Lake Community Development District Special Assessment
Series 2016 (NR/NR)
200,000 4.125
12/15/2027
200,518
500,000 4.500
12/15/2032
502,788
975,000 4.700
12/15/2037
976,810
Century Parc Community Development District Special
Assessment Refunding Series 2012 (NR/A+)
1,705,000 4.500
11/01/2031
1,706,026
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
630,000 3.750
05/01/2040
546,576
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
820,000 3.350
05/01/2041
668,549
Chaparral of Palm Bay Community Development District Capital
Improvement RB Series 2024 Assessment Area Two (NR/NR)
900,000 5.200
05/01/2044
891,274
2,090,000 5.500
05/01/2055
2,071,825
Chapel Creek Community Development District
300,000 4.625
05/01/2031
301,624
750,000 5.500
05/01/2044
759,826
1,055,000 5.750
05/01/2054
1,063,998
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
480,000 3.375
(d)
05/01/2041
395,383
695,000 4.000
(d)
05/01/2052
570,491
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
1,605,000 3.700
(d)
05/01/2040
1,384,866
2,815,000 4.000
(d)
05/01/2051
2,297,358
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
1,510,000 4.375
05/01/2050
1,357,330
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,055,000 4.000
05/01/2052
866,610
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000 5.500
(d)
10/01/2036
704,948
Charlotte County Industrial Development Authority Utility System
RB for town & Country Utilities Project Series 2019 (NR/NR)
5,900,000 5.000
(d)
10/01/2049
5,903,521
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
975,000 5.250
06/01/2052
989,610
1,750,000 5.375
06/01/2057
1,783,569
1,375,000 5.625
06/01/2062
1,416,860
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
480,000 5.000
01/01/2037
481,554
1,725,000 5.000
01/01/2047
1,637,219
1,615,000 5.000
01/01/2052
1,500,400

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024A Tax-
Exempt Fixed Rate Bonds (NR/NR)
$ 900,000 5.500%
(d)
01/01/2055
$ 908,404
1,825,000 5.625
(d)
01/01/2060
1,849,645
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
25,620,000 0.000
(f)
05/01/2046
24,577,115
Coco Palms Community Development District Expansion Area
Project Special Assessment Bonds Series 2019 (NR/NR)
500,000 4.750
(d)
06/15/2039
498,257
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
900,000 5.750
05/01/2052
933,665
Collier County Educational Facilities Authority Revenue
Refunding Bonds for Ave Maria University Project Series 2023
(NR/BBB-)
4,165,000 5.000
06/01/2043
3,954,052
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A)
2,990,000 3.500
05/01/2032
2,844,986
1,490,000 3.625
05/01/2035
1,410,610
1,750,000 3.750
05/01/2046
1,497,187
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000 5.850 *
05/01/2035
33
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000 5.000 *
05/01/2011
40
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
915,000 5.850
05/01/2035
822,756
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931 0.000
(e)
*
05/01/2017
1,558,163
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,045,000 5.375
06/15/2053
2,090,213
Cope's Landing Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
525,000 5.150
05/01/2044
525,012
Cope's Landing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,675,000 5.875
05/01/2053
1,766,040
Cope's Landing Community Development District City of
Jacksonville Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,200,000 5.450
05/01/2054
1,200,026
Copper Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
270,000 4.000
(d)
11/01/2029
267,608
500,000 4.750
(d)
11/01/2038
494,175
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
425,000 4.000
12/15/2039
387,236
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
$ 495,000 5.625%
05/01/2052
$ 502,226
Coral Bay of Lee County Community Development District Lee
County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.550
05/01/2054
1,515,720
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
2,315,000 5.450
05/01/2044
2,345,398
1,720,000 5.750
05/01/2054
1,738,400
Coral Keys Homes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
535,000 4.000
05/01/2040
492,162
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
1,165,000 5.500
11/01/2044
1,193,445
1,000,000 5.750
11/01/2053
1,019,458
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,600,000 5.300
05/01/2053
1,602,958
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
2,175,000 5.125
(d)
11/01/2050
2,162,721
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
782,000 4.000
05/01/2031
778,328
1,407,000 4.250
05/01/2038
1,366,492
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
930,000 3.750
05/01/2029
927,676
County of Lake RB Refunding for Waterman Communities, Inc.
Series 2020 A (NR/NR)
4,000,000 5.750
08/15/2050
3,990,128
2,100,000 5.750
08/15/2055
2,070,674
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000 5.000
10/01/2044
5,322,072
Covington Park Community Development District Special
Assessment RB for Capital Improvement Series 2018
(NR/BBB)
500,000 4.000
05/01/2038
469,389
1,175,000 4.125
05/01/2048
1,064,438
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
1,565,000 4.700
(d)
11/01/2039
1,525,417
2,495,000 4.750
(d)
11/01/2049
2,345,963
Creekview Community Development District Clay County Florida
Special Assessment RB Series 2024 (NR/NR)
2,270,000 5.375
05/01/2044
2,244,530
3,435,000 5.625
05/01/2055
3,383,571
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
(NR/NR)
1,075,000 5.750
05/01/2054
1,077,360
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,845,000 4.500
05/01/2052
1,699,979

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
$ 1,375,000 5.375%
05/01/2053
$ 1,395,823
Crossings Community Development District Osceola County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,275,000 5.600
05/01/2054
1,260,977
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
2,440,000 5.125
05/01/2052
2,394,428
Crosswinds East Community Development District Polk County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two Project (NR/NR)
920,000 5.450
05/01/2054
900,548
Crosswinds East Community Development District Polk County
Special Assessment Bonds Series 2024 Assessment Area Two
Project (NR/NR)
685,000 5.150
05/01/2044
671,155
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
955,000 4.625
05/01/2031
960,481
1,430,000 5.500
05/01/2044
1,451,112
1,500,000 5.750
05/01/2054
1,517,131
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
1,000,000 4.000
05/01/2051
872,967
Curiosity Creek Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
800,000 5.400
(d)
05/01/2044
795,233
1,375,000 5.700
(d)
05/01/2055
1,363,209
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
670,000 5.250
05/01/2043
678,960
1,150,000 5.500
05/01/2053
1,166,781
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,170,000 3.800
(d)
05/01/2050
1,014,185
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000 3.875
(d)
05/01/2040
1,042,063
1,210,000 4.000
(d)
05/01/2051
994,617
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
480,000 5.000
05/01/2042
470,392
975,000 5.125
05/01/2052
950,409
Cypress Ridge Community development District Special
Assessment Bonds for Assessment Area 1 Series 2023
(NR/NR)
825,000 4.875
05/01/2030
834,147
1,570,000 5.625
05/01/2043
1,609,160
1,890,000 5.875
05/01/2053
1,939,223
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,170,000 5.125
(d)
11/01/2048
3,179,097
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
1,460,000 5.400
05/01/2039
1,515,319
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR) – (continued)
$ 2,570,000 5.500%
05/01/2044
$ 2,647,659
Deerbrook Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,150,000 5.500
05/01/2053
1,169,884
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
2,640,000 5.400
05/01/2049
2,669,108
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,500,000 5.000
05/01/2043
1,509,018
1,650,000 5.250
05/01/2053
1,666,506
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
700,000 4.000
05/01/2051
577,627
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 4.750
(d)
12/15/2038
997,369
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
3,090,000 3.750
05/01/2034
3,090,080
4,260,000 4.000
05/01/2037
4,277,074
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
1,030,000 3.375
(d)
05/01/2041
900,197
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000 5.250
05/01/2052
758,143
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,990,000 5.375
05/01/2052
2,011,086
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
1,195,000 4.125
(d)
05/01/2040
1,091,397
3,785,000 4.125
(d)
05/01/2051
3,199,188
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Series 2023 (NR/NR)
925,000 6.500
05/01/2054
982,762
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
980,000 3.250
05/01/2041
819,183
East Bonita Beach Road Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 5.000
(d)
11/01/2048
1,001,114
East Homestead Community Development District Special
Assessment Expansion Area Bonds Project Series 2019
(NR/NR)
500,000 4.750
11/01/2039
494,099
920,000 5.000
11/01/2049
913,467
East Nassau Stewardship District Bond Anticipation Note for PDP
#4 Series 2024 Project Series 2024 (NR/NR)
2,575,000 5.250
05/01/2029
2,560,980
East Palm Drive Community Development District City of
Homestead Florida Special Assessment Bonds Series 2024
(NR/NR)
900,000 5.375
06/15/2054
890,835

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
$ 805,000 4.000%
05/01/2042
$ 725,972
2,390,000 4.125
05/01/2052
2,002,431
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
190,000 4.000
05/01/2040
180,355
500,000 4.125
05/01/2051
430,296
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000 3.600
05/01/2041
1,221,917
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,965,000 4.000
05/01/2042
1,766,638
Edgewater West Community Development District Osceola County
Florida Special Assessment RB Series 2024 Assessment Area
One (NR/NR)
2,500,000 5.500
05/01/2054
2,416,626
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
1,730,000 5.800
05/01/2053
1,792,529
Epperson North Community Development District Capital
Improvement RB Series 2024 (NR/NR)
415,000 5.300
05/01/2044
413,161
675,000 5.600
05/01/2055
671,339
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
375,000 3.500
05/01/2041
314,110
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
15,210,000 4.000
08/15/2045
13,815,856
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000 3.000
08/15/2050
1,279,452
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
985,000 4.000
11/01/2040
900,266
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-2
(NR/NR)
730,000 4.125
11/01/2050
625,272
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2013 (NR/NR)
300,000 6.375
11/01/2026
300,511
3,225,000 7.000
11/01/2045
3,362,014
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2015 (NR/NR)
755,000 5.250
11/01/2035
756,799
1,305,000 5.375
11/01/2046
1,306,321
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
1,345,000 5.000
(d)
11/01/2039
1,361,898
1,800,000 5.125
(d)
11/01/2049
1,800,586
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
750,000 5.250
06/15/2044
757,213
1,000,000 5.550
06/15/2054
1,008,750
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Everlands Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
$ 820,000 5.200%
(d)
06/15/2044
$ 815,444
1,245,000 5.500
(d)
06/15/2054
1,234,963
Everlands II Community Development District City of Palm Bay
Florida Special Assessment Bonds Series 2024 (NR/NR)
675,000 5.200
06/15/2044
668,563
900,000 5.450
06/15/2054
884,475
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
6,645,000 4.000
05/01/2052
5,458,408
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,445,000 3.375
05/01/2041
1,189,182
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
2,390,000 5.000
05/01/2035
2,441,723
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
185,000 4.000
05/01/2040
166,840
500,000 4.200
05/01/2050
429,499
Fishhawk Community Development District II Special Assessment
RB Refunding Series 2013 A (NR/A-)
1,445,000 4.375
05/01/2034
1,445,206
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000 3.000
11/01/2041
973,008
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
5,000,000 5.500
(d)
07/01/2052
4,553,021
3,825,000 5.625
(d)
07/01/2056
3,502,432
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000 5.125
(d)
10/01/2052
3,669,020
1,725,000 5.250
(d)
10/01/2056
1,696,052
Florida Development Finance Corp. Educational Revenue
Refunding Bonds for Central Charter School Project Series
2022 (NR/NR)
2,735,000 5.875
(d)
08/15/2052
2,660,200
2,430,000 6.000
(d)
08/15/2057
2,385,456
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
6,000,000 5.250
08/01/2049
6,250,847
4,000,000 4.500
08/01/2055
3,881,579
2,000,000 5.250
08/01/2055
2,076,149
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
5,500,000 5.250
07/01/2047
5,712,566
9,000,000 5.250
07/01/2053
9,307,228
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BBB-)
26,000,000 5.250
07/01/2047
25,851,022
37,375,000 5.500
07/01/2053
37,891,601

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
$ 106,810,000 12.000%
(a)(b)(d)
07/15/2032
$ 113,882,723
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Expansion Project Series 2024A (NR/NR)
35,750,000 8.250
(a)(b)(d)
07/01/2057
36,961,303
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project Aaf Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
24,425,000 10.000
(a)(b)(d)
07/15/2059
25,134,378
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,650,000 5.000
(d)
06/01/2040
1,343,060
2,595,000 5.000
(d)
06/01/2055
1,847,921
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,555,000 5.250
(d)
06/01/2050
2,478,867
3,560,000 5.250
(d)
06/01/2055
3,394,761
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
600,000 4.000
07/01/2045
532,176
800,000 4.000
07/01/2055
663,995
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
830,000 5.000
06/01/2040
788,855
1,850,000 5.000
06/01/2050
1,668,014
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,850,000 5.000
(d)
06/01/2051
1,746,915
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
830,000 4.000
(d)
06/30/2046
612,373
2,580,000 4.000
(d)
06/30/2056
1,758,501
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
2,090,000 4.000
(d)
06/01/2055
1,587,237
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
2,085,000 5.000
(d)
09/15/2050
1,912,801
Florida Development Finance Corp. Student Housing RB SFP -
Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000 5.250
(d)
06/01/2054
2,752,700
1,925,000 5.250
(d)
06/01/2059
1,913,913
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000 4.750
(d)
06/01/2038
1,637,876
3,000,000 5.000
(d)
06/01/2048
2,722,050
Florida Higher Educational Facilities Financial Authority RB
Refunding for St. Leo University, Inc. Obligated Group Series
2019 (NR/BB)
4,150,000 5.000
03/01/2044
3,015,748
7,900,000 5.000
03/01/2049
5,488,353
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
$ 6,060,000 5.000%
03/01/2047
$ 6,064,721
Florida Municipal Loan Council Capital Improvement RB
Series 2024 Shingle Creek Transit and Utility Community
Development District Series (NR/NR)
820,000 5.400
05/01/2054
806,960
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000 4.125
11/01/2039
818,673
Forest Brooke Community Development District Special
Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000 3.250
11/01/2049
1,399,116
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000 4.000
11/01/2049
208,725
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
895,000 5.600
05/01/2044
886,582
1,150,000 5.875
05/01/2055
1,134,661
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000 4.250
05/01/2040
1,011,937
1,375,000 4.500
05/01/2052
1,228,793
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
1,105,000 4.000
11/01/2051
911,403
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
860,000 5.450
05/01/2044
867,489
1,010,000 5.800
05/01/2054
1,018,658
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
3,165,000 5.000
11/15/2026
3,167,148
5,000,000 5.000
11/15/2036
5,002,356
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017 A (Aa3/AA-)
6,380,000 5.000
10/01/2047
6,437,518
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
1,515,000 4.500
05/01/2036
1,491,846
2,275,000 4.625
05/01/2046
2,118,541
Hacienda North Community Development District
2,750,000 6.500
05/01/2053
2,943,373
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
1,000,000 5.500
05/01/2044
1,005,714
1,150,000 5.800
05/01/2054
1,154,003
Hammock Oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
1,000,000 5.750
05/01/2053
1,018,483

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
$ 1,125,000 6.150%
05/01/2054
$ 1,142,636
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
590,000 4.700
05/01/2042
567,604
940,000 5.000
05/01/2052
913,879
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
540,000 4.000
05/01/2040
501,655
860,000 4.000
05/01/2051
731,863
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
525,000 3.375
05/01/2041
436,309
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
900,000 3.750
05/01/2034
837,532
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
2,000,000 3.875
05/01/2039
1,800,793
1,400,000 4.100
05/01/2048
1,197,657
Harmony On Lake Eloise Community Development District
Capital Improvement Assessment Area One RB Series 2023
(NR/NR)
1,110,000 5.375
05/01/2053
1,128,164
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000 4.250
05/01/2035
1,327,057
1,810,000 4.250
05/01/2039
1,720,701
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
640,000 3.875
11/01/2039
570,972
1,150,000 4.000
11/01/2051
940,840
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
200,000 4.000
11/01/2039
181,904
495,000 4.250
11/01/2051
423,077
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,530,000 5.375
05/01/2043
1,562,098
1,265,000 5.500
05/01/2053
1,284,515
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,290,000 5.500
05/01/2054
1,275,869
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
625,000 5.000
05/01/2034
644,340
2,170,000 5.125
05/01/2045
2,192,513
Heritage Harbour South Community Development District RB
Refunding for Senior Lien Capital Improvement Series 2013
A-1 (NR/A)
500,000 5.050
05/01/2031
500,607
500,000 5.150
05/01/2034
500,583
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Heritage Lake Park Community Development District Special
Assessment Series 2005 (NR/NR)
$ 1,300,000 5.700%
05/01/2036
$ 1,305,058
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB)
2,190,000 4.200
05/01/2031
2,161,855
1,985,000 4.350
05/01/2036
1,970,236
Hickory Tree Community Development District Osceola County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
1,600,000 5.450
05/01/2055
1,565,546
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,650,000 5.000
03/01/2039
1,272,055
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000 3.625
05/01/2040
406,983
665,000 4.000
05/01/2050
552,643
Highland Trails Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
250,000 4.700
05/01/2031
251,099
810,000 5.500
05/01/2044
815,810
890,000 5.850
05/01/2054
898,835
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
1,000,000 4.875
(d)
12/15/2038
1,003,418
1,000,000 5.000
(d)
12/15/2048
988,759
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
2,150,000 4.250
05/01/2036
2,081,497
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
590,000 4.375
11/01/2050
521,025
Hillcrest Preserve Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
1,150,000 5.000
(d)
05/01/2044
1,111,462
1,465,000 5.300
(d)
05/01/2054
1,410,495
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
1,965,000 4.000
(d)
05/01/2040
1,791,633
3,275,000 4.000
(d)
05/01/2050
2,779,761
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
600,000 5.550
05/01/2044
625,231
900,000 5.875
05/01/2054
949,152
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
900,000 5.600
05/01/2044
924,067
2,750,000 5.875
05/01/2055
2,815,571
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
180,000 5.000
11/01/2041
189,697

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
$ 1,250,000 5.625%
06/15/2054
$ 1,240,169
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
410,000 5.125
(d)
11/01/2049
409,002
Island Lake Estates Community Development District
1,550,000 6.000
12/15/2053
1,614,432
Isles Bartram Park Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
975,000 5.000
11/01/2047
944,302
JEA  Water And Sewer System Revenue Bonds, 2024 Series A
(Aa1/AA+)
5,000,000 5.500
10/01/2054
5,517,134
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
955,000 3.125
05/01/2041
753,039
Kelly Park Community Development District
1,120,000 6.250
11/01/2053
1,159,811
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
290,000 3.500
05/01/2040
260,931
470,000 3.750
05/01/2050
395,434
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
600,000 5.650
05/01/2043
625,423
1,000,000 5.875
05/01/2054
1,034,083
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 5.000
05/01/2048
993,122
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,340,000 4.000
06/15/2040
1,291,008
1,060,000 4.000
06/15/2050
943,280
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
1,415,000 5.625
05/01/2053
1,427,202
Lake Emma Community Development District Lake County, Fl
Special Assessment Bonds, Series 2023 Assessment Area Two
(NR/NR)
900,000 5.500
(d)
05/01/2053
922,231
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
635,000 5.250
(d)
05/01/2043
646,483
Lake Harris Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
795,000 5.375
05/01/2043
815,585
585,000 5.625
05/01/2053
600,595
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
1,665,000 5.650
05/01/2044
1,666,143
2,555,000 5.900
05/01/2054
2,537,128
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000 4.100
05/01/2051
223,421
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
$ 325,000 4.300%
05/01/2051
$ 281,596
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
700,000 4.125
05/01/2031
691,599
Lakeside Preserve Community Development District
300,000 5.250
05/01/2030
305,350
785,000 6.000
05/01/2043
820,844
1,235,000 6.375
05/01/2054
1,300,571
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
810,000 5.750
05/01/2053
836,427
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
325,000 3.625
05/01/2041
274,853
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
525,000 3.200
05/01/2030
500,617
525,000 3.750
05/01/2040
479,035
670,000 3.900
05/01/2050
562,211
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000 3.625
(d)
05/01/2040
955,597
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000 3.850
05/01/2039
226,278
Lakewood Ranch Stewardship District Special Assessment RB for
Country Club East Project Series 2014 (NR/NR)
6,295,000 5.600
05/01/2044
6,482,049
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
525,000 4.400
05/01/2039
510,218
1,615,000 4.500
05/01/2049
1,493,951
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
1,000,000 5.000
(d)
05/01/2037
1,011,276
2,360,000 5.125
(d)
05/01/2047
2,373,153
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
575,000 3.750
(d)
05/01/2039
533,702
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
415,000 4.400
05/01/2039
403,315
480,000 4.500
05/01/2049
444,023
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
755,000 4.625
05/01/2027
762,130
2,500,000 5.250
05/01/2037
2,540,208
6,200,000 5.375
05/01/2047
6,284,106
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000 5.000
05/01/2038
1,190,342
2,545,000 5.100
05/01/2048
2,556,538
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,725,000 5.450
05/01/2048
3,795,630

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
$ 660,000 5.500%
05/01/2055
$ 651,583
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project 2023 (NR/NR)
3,575,000 6.300
05/01/2054
3,758,998
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
420,000 4.250
05/01/2026
420,241
4,625,000 5.000
05/01/2036
4,663,453
1,600,000 5.125
05/01/2046
1,602,632
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
430,000 5.550
05/01/2054
431,555
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
2,100,000 3.750
(d)
05/01/2040
1,879,764
Lakewood Ranch Stewardship District Special Assessment The
Isles at Lakewood Ranch Project Series 2021 (NR/NR)
645,000 3.125
05/01/2041
521,710
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
1,160,000 4.700
05/01/2039
1,161,640
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
1,930,000 3.000
05/01/2035
1,684,931
1,990,000 3.000
05/01/2038
1,634,288
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
645,000 3.375
05/01/2030
612,660
895,000 4.000
05/01/2038
825,213
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
360,000 5.000
05/01/2042
362,166
1,145,000 5.125
05/01/2052
1,129,173
Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell
Point Obligated Group Series 2024A Bonds (NR/BBB+)
3,700,000 5.250
11/15/2054
3,827,627
Lee County IDA Healthcare Facilities RB for Cypress Cover at
Healthpark Project Series 2022A Tax Exempt Fixed Rate
Bonds (NR/NR)
2,630,000 5.250
10/01/2052
2,395,059
8,800,000 5.250
10/01/2057
7,906,347
Liberty Cove Community Development District Nassau County
Florida Special Assessment RB Series 2024 Assessment Area
One Project (NR/NR)
1,825,000 5.700
05/01/2054
1,802,601
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
1,610,000 4.400
05/01/2040
1,457,031
2,840,000 4.600
05/01/2051
2,516,396
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
985,000 5.125
05/01/2048
985,675
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR) – (continued)
$ 1,775,000 5.125%
05/01/2049
$ 1,775,140
Longleaf Community Development District (NR/NR)
854,000 5.375
05/01/2030
854,395
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,270,000 5.400
(d)
05/01/2044
1,292,250
1,330,000 5.750
(d)
05/01/2054
1,354,873
Longleaf Community Development District Pasco County Florida
Capital Improvement RB Series 2024A (NR/NR)
1,060,000 5.450
05/01/2055
1,022,020
Longleaf Community Development District Special Assessment
Refunding Series 2005 (NR/NR)
2,315,000 5.400
05/01/2030
2,316,059
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
800,000 5.550
06/15/2054
805,892
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
3,800,000 4.000
05/01/2050
3,217,666
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA2 (NR/NR)
510,000 6.000
05/01/2054
514,228
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA3 (NR/NR)
1,305,000 6.050
05/01/2054
1,319,723
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment Refunding
RB Series 2024-Aa4 (NR/NR)
1,305,000 5.650
05/01/2054
1,286,491
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
875,000 3.250
05/01/2031
810,223
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
835,000 3.450
05/01/2041
685,733
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
855,000 4.625
05/01/2039
834,511
1,340,000 4.750
05/01/2050
1,255,101
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,750,000 4.000
06/15/2039
1,594,710
2,905,000 4.375
06/15/2049
2,578,420
Malabar Springs Community Development District City of
Palm Bay Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
1,300,000 5.200
05/01/2044
1,275,241
1,500,000 5.500
05/01/2054
1,463,903
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
835,000 6.625
(d)
05/01/2053
974,998
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.700
05/01/2044
505,223

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Marion Ranch Community Development District Marion
County Florida Special Assessment Bonds Series 2024
(NR/NR) – (continued)
$ 1,630,000 5.950%
05/01/2054
$ 1,645,671
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
2,800,000 5.125
(d)
11/01/2038
2,862,453
4,750,000 5.250
(d)
11/01/2049
4,781,665
Meadow Pointe IV Community Development District RB for
Capital Improvement Series 2014 A (NR/NR)
430,000 7.250
05/01/2035
432,971
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
530,000 3.750
05/01/2052
417,882
Mediterranean Community Development District Special
Assessment Refunding & Improvement Bonds for Area Two
Project Series 2017 (NR/NR)
1,000,000 4.750
05/01/2037
1,000,624
1,700,000 5.000
05/01/2048
1,686,146
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
900,000 5.625
05/01/2053
929,579
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
460,000 4.750
11/01/2027
468,110
5,300,000 5.125
11/01/2039
5,392,322
4,135,000 5.250
11/01/2049
4,193,250
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
1,585,000 5.250
(d)
07/01/2052
1,566,785
2,000,000 5.500
(d)
07/01/2061
2,009,493
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
3,035,000 5.250
10/01/2052
3,139,368
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,575,000 4.000
10/01/2051
1,515,207
Midtown Miami Community Development District Special
Assessment RB Refunding for Parking Garage Project Series
2014 A (NR/NR)
3,440,000 5.000
05/01/2029
3,441,054
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
3,515,000 5.000
05/01/2037
3,515,245
Mirada Community Development District Capital Improvement RB
Series 2021 (NR/NR)
685,000 3.250
05/01/2032
632,164
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
1,125,000 5.625
05/01/2044
1,126,930
1,500,000 6.000
05/01/2055
1,513,763
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,860,000 3.500
05/01/2041
1,553,554
2,430,000 4.000
05/01/2051
2,012,520
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
$ 695,000 5.600%
05/01/2042
$ 717,256
1,090,000 5.750
05/01/2053
1,120,174
Miromar Lakes Community Development District RB Refunding
for Capital Improvement Series 2015 (NR/NR)
1,075,000 5.000
05/01/2028
1,077,294
1,200,000 5.000
05/01/2035
1,201,679
Naples Reserve Community Development District Special
Assessment Bonds Series 2014 (NR/NR)
740,000 5.250
11/01/2035
740,399
1,225,000 5.625
11/01/2045
1,225,550
Naples Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,185,000 5.125
(d)
11/01/2048
1,187,812
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
565,000 3.875
05/01/2041
491,088
2,250,000 4.125
05/01/2052
1,887,584
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000 3.500
(d)
05/01/2031
28,423
85,000 4.000
(d)
05/01/2038
78,863
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000 3.500
(d)
05/01/2038
724,966
New River Community Development District Special Assessment
Series 2006 B (NR/NR)
3,260,000 5.000 *
05/01/2013
33
Normandy Community Development District City of Jacksonville
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,600,000 5.300
(d)
05/01/2044
1,557,191
2,300,000 5.550
(d)
05/01/2054
2,218,124
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
815,000 5.750
05/01/2044
823,773
North AR-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
2,330,000 6.000
05/01/2054
2,363,004
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
475,000 5.450
05/01/2044
477,761
1,000,000 5.750
05/01/2054
1,003,715
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Three, Series 2023
(NR/NR)
590,000 5.000
05/01/2030
596,300
980,000 5.750
05/01/2043
1,006,057
1,475,000 6.000
05/01/2054
1,514,835
North Loop Community Development District
1,850,000 6.625
05/01/2054
1,988,954
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,200,000 3.375
11/01/2041
993,672
3,770,000 4.000
11/01/2051
3,139,856

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 1,255,000 5.625%
(d)
05/01/2052
$ 1,292,084
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
465,000 3.625
05/01/2040
406,611
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,215,000 5.700
05/01/2043
1,264,882
1,235,000 5.875
05/01/2053
1,282,033
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
340,000 4.000
06/15/2040
310,199
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
665,000 5.250
06/15/2043
684,169
1,275,000 5.375
06/15/2053
1,303,189
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
2,200,000 4.850
05/01/2039
2,194,512
3,625,000 5.000
05/01/2049
3,563,660
Orlando Florida Community Redevelopment Agency Tax
Increment RB Refunding for Conroy Road District Series 2012
(NR/NR)
1,005,000 5.000
04/01/2026
1,005,681
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
840,000 4.000
05/01/2040
759,400
900,000 4.000
05/01/2050
744,878
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
1,675,000 5.375
(d)
11/01/2038
1,716,515
3,295,000 5.500
(d)
11/01/2049
3,344,979
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000 5.500
(h)
05/01/2055
776,879
Paddocks Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,235,000 5.450
(d)
05/01/2055
1,197,530
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,050,000 5.000
06/15/2043
1,060,050
1,375,000 5.250
06/15/2053
1,391,806
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
1,800,000 5.250
10/01/2048
1,836,838
2,850,000 5.250
10/01/2053
2,889,624
Palm Beach County Health Facilities Authority Hospital RB for
Jupiter Medical Center Project 2022 Series A (NR/BBB-)
1,700,000 5.000
11/01/2047
1,721,518
Palm Beach County Health Facilities Authority RB
(Lifespace Communities, Inc.), Series 2023C (NR/NR)
1,225,000 7.625
05/15/2058
1,381,269
Palm Beach County Health Facilities Authority RB Anticipation
Notes for Green Cay Life Plan Village Project Series 2022A
(NR/NR)
7,075,000 11.500
(d)
07/01/2027
9,124,457
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
$ 4,600,000 4.000%
05/15/2053
$ 3,804,619
2,175,000 5.000
05/15/2053
2,120,789
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
1,650,000 4.000
06/01/2036
1,558,487
1,700,000 4.250
06/01/2056
1,417,405
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
500,000 5.400
05/01/2043
510,072
1,000,000 5.600
05/01/2053
1,018,647
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000 4.300
05/01/2050
1,020,641
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
625,000 4.000
11/01/2038
595,228
3,290,000 4.200
11/01/2048
3,024,799
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
3,155,000 3.750
05/01/2031
3,087,966
2,140,000 4.000
05/01/2036
2,114,240
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
375,000 4.000
05/01/2027
374,284
2,380,000 5.000
05/01/2039
2,396,886
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
1,855,000 5.250
05/01/2039
1,897,077
5,090,000 5.375
05/01/2050
5,148,553
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
800,000 4.000
05/01/2051
664,118
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000 4.700
05/01/2049
2,153,080
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/BBB)
1,065,000 4.500
05/01/2034
1,047,310
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
590,000 5.375
05/01/2043
596,459
1,475,000 5.625
05/01/2053
1,494,562
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,045,000 5.125
05/01/2043
1,043,163
1,155,000 5.400
05/01/2053
1,156,442
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
875,000 5.500
05/01/2044
870,016
2,050,000 5.800
05/01/2054
2,033,371
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
2,750,000 5.125
05/01/2044
2,676,140

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR) – (continued)
$ 5,145,000 5.450%
05/01/2054
$ 4,991,525
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
375,000 5.875
05/01/2054
384,024
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
1,445,000 6.050
05/01/2054
1,488,478
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
795,000 3.500
05/01/2041
668,740
Pasadena Ridge Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
900,000 5.050
05/01/2044
886,916
1,275,000 5.375
05/01/2055
1,252,594
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
3,165,000 4.375
05/01/2036
3,093,298
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,375,000 5.125
06/15/2043
1,404,738
1,900,000 5.375
06/15/2053
1,944,632
Peace Creek Village Community Development District  Special
Assessment Bonds Series 2024 (NR/NR)
405,000 4.625
05/01/2031
406,714
1,325,000 5.500
05/01/2044
1,341,390
905,000 5.750
05/01/2054
910,759
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
2,600,000 5.700
05/01/2044
2,543,480
3,675,000 6.000
05/01/2054
3,590,483
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,000,000 3.250
(d)
12/15/2041
859,035
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
690,000 3.750
05/01/2037
654,405
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000 5.000
07/01/2039
1,106,322
Pioneer Ranch Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
900,000 5.000
05/01/2044
868,949
1,150,000 5.300
05/01/2055
1,100,339
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
555,000 3.625
05/01/2040
477,425
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
1,915,000 3.500
05/01/2037
1,686,109
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Portofino Isles Community Development District Special
Assessment RB Refunding Series 2013 (NR/BBB)
$ 2,790,000 4.750%
05/01/2033
$ 2,790,780
Preserve at Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
1,000,000 5.750
05/01/2054
1,010,694
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000 5.375
11/01/2049
1,062,628
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000 4.000
11/01/2039
234,506
1,205,000 4.000
11/01/2050
1,039,071
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
750,000 3.500
05/01/2041
677,610
Prosperity Lakes Community Development District
1,055,000 6.125
12/15/2053
1,128,398
Ranches at Lake McLeod Community Development District
Special Assessment Bonds for Assessment Area One Series
2023 (NR/NR)
730,000 5.500
06/15/2053
748,669
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
700,000 5.200
05/01/2044
702,552
575,000 5.500
05/01/2054
576,646
Reserve At Van Oaks Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
965,000 5.375
05/01/2053
982,756
Reunion East Community Development District (NR/NR)
2,170,000 7.200 *
05/01/2022
22
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
470,000 4.500
05/01/2039
456,966
1,520,000 4.625
05/01/2050
1,406,809
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
825,000 4.500
05/01/2040
807,870
825,000 4.750
05/01/2050
781,249
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
590,000 5.500
05/01/2043
604,997
700,000 5.750
05/01/2053
714,791
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,150,000 5.500
05/01/2052
2,176,319
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
300,000 5.250
05/01/2043
305,443
540,000 5.500
05/01/2053
548,244
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000 3.375
05/01/2041
834,864
2,390,000 4.000
05/01/2051
1,966,207
River Hall Community Development District
735,000 5.350
(d)
05/01/2044
730,881
850,000 5.625
(d)
05/01/2055
843,004

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
River Hall Community Development District
$ 1,555,000 6.500%
05/01/2054
$ 1,652,077
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000 3.625
05/01/2040
880,522
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
1,100,000 4.350
05/01/2051
965,800
River Landing Community Development District Special
Assessment Series 2020 B (NR/NR)
160,000 4.250
11/01/2035
160,125
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
1,035,000 3.500
05/01/2041
864,276
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
815,000 3.500
(d)
05/01/2041
675,902
905,000 4.000
(d)
05/01/2051
743,470
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,350,000 5.800
05/01/2054
1,358,571
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,350,000 6.500
(d)
05/01/2053
1,419,788
Rookery Community Development District City of Green Cove
Springs Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
1,375,000 5.350
05/01/2055
1,331,537
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
2,435,000 3.450
05/01/2042
2,012,965
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,075,000 5.250
05/01/2053
1,078,661
Rye Crossing Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
1,000,000 5.250
05/01/2054
968,342
Rye Ranch Community Development District
1,745,000 6.625
05/01/2054
1,869,503
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
710,000 6.000
(d)
11/01/2053
732,500
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
320,000 4.000
06/15/2040
300,946
780,000 4.000
06/15/2050
658,022
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
1,315,000 4.000
12/15/2051
1,093,934
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.625
05/01/2044
1,505,637
2,700,000 6.000
05/01/2056
2,734,547
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,020,000 5.500
05/01/2053
1,037,636
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
$ 1,410,000 4.125%
(d)
06/15/2039
$ 1,294,721
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
650,000 6.000
11/01/2052
684,753
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
980,000 3.625
(d)
05/01/2040
914,605
950,000 3.750
(d)
05/01/2050
809,094
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
4,350,000 4.000
07/01/2048
3,997,099
Savanna Lakes Community Development District Lee County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two (NR/NR)
700,000 5.500
06/15/2054
700,044
Savanna Lakes Community Development District Special
Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000 5.375
(d)
06/15/2053
1,081,637
Sawgrass Village Community Development District
1,365,000 6.375
11/01/2053
1,434,466
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
1,380,000 5.875
(d)
05/01/2054
1,390,708
Sawgrass Village Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,300,000 5.750
05/01/2053
2,336,276
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
620,000 3.750
05/01/2040
561,003
1,835,000 4.000
05/01/2051
1,518,735
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,975,000 5.875
05/01/2043
2,030,407
2,210,000 6.125
05/01/2054
2,283,227
Scenic Terrace South Community Development District
900,000 6.750
11/01/2053
960,932
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,245,000 4.500
05/01/2042
1,168,794
2,810,000 4.625
05/01/2053
2,552,344
Seagrove Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,250,000 5.200
06/15/2054
1,222,681
Seaton Creek Reserve Community Development District Special
Assessment Bonds for Assessment Area One Bonds Series
2023 (NR/NR)
980,000 5.500
(d)
06/15/2053
1,000,544
Sebastian Isles Community Development District City of Florida
City Florida Capital Improvement RB Series 2024 (NR/NR)
900,000 5.300
05/01/2054
883,526
Sedona Point Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,185,000 5.000
06/15/2053
1,181,399
Seminole County Industrial Development Authority RB for The
Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000 4.000
(d)
06/15/2036
298,033

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seminole County Industrial Development Authority RB for
The Galileo School Foundation, Inc. Series 2021 A
(Ba1/NR) – (continued)
$ 425,000 4.000%
(d)
06/15/2041
$ 377,709
2,270,000 4.000
(d)
06/15/2051
1,872,330
1,105,000 4.000
(d)
06/15/2056
889,104
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
900,000 5.300
10/01/2037
923,532
Seminole Palms Community Development District City of
Palm Coast Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,750,000 5.500
(d)
05/01/2055
1,706,059
Seminole Palms Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
895,000 5.700
05/01/2053
915,153
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
2,600,000 5.500
05/01/2044
2,605,557
3,300,000 5.850
05/01/2054
3,304,577
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,200,000 5.250
(d)
11/01/2039
2,240,890
2,815,000 5.375
(d)
11/01/2049
2,843,062
Sherwood Manor Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,800,000 5.250
(d)
11/01/2049
3,831,860
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
825,000 5.500
05/01/2043
849,918
1,435,000 5.625
05/01/2053
1,469,848
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
4,000,000 5.000
05/01/2049
3,951,120
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
1,600,000 5.850
05/01/2054
1,618,338
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
885,000 5.500
05/01/2053
906,643
Six Mile Creek Community Development District Capital
Improvement RB Series 2021 (NR/NR)
655,000 4.000
05/01/2052
541,227
Six Mile Creek Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.700
05/01/2054
1,409,681
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
1,325,000 3.500
05/01/2041
1,106,618
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
305,000 4.125
11/01/2040
292,234
940,000 4.250
11/01/2050
850,793
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
1,090,000 5.375
05/01/2055
1,054,292
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
$ 1,650,000 6.000%
05/01/2044
$ 1,688,068
2,525,000 6.250
05/01/2055
2,570,253
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,305,000 5.900
(d)
05/01/2054
1,307,838
Sorrento Pines Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
525,000 5.500
05/01/2053
537,839
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
2,100,000 5.125
(d)
11/01/2039
2,128,792
3,480,000 5.250
(d)
11/01/2049
3,497,410
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
1,310,000 5.000
05/01/2038
1,322,695
2,505,000 5.375
05/01/2049
2,522,807
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
330,000 4.125
11/01/2040
307,752
South Village Community Development District Capital
Improvement and Special Assessment Refunding Senior Lien
Series 2016 A-1 (NR/A+)
770,000 3.500
05/01/2032
734,095
480,000 3.625
05/01/2035
446,973
1,690,000 3.750
05/01/2038
1,578,448
South Village Community Development District Capital
Improvement and Special Assessment Refunding Subordinate
Lien Series 2016 A-2 (NR/NR)
465,000 4.875
05/01/2035
466,958
95,000 5.000
05/01/2038
95,379
South-Dade Venture Community Development District Special
Assessment RB Refunding Series 2013 (NR/NR)
2,010,000 5.250
05/01/2034
2,015,764
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
365,000 3.600
05/01/2034
337,655
600,000 4.000
05/01/2043
528,240
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
410,000 4.300
05/01/2040
400,397
170,000 4.500
05/01/2046
160,972
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-1
(NR/NR)
2,875,000 5.800
05/01/2035
2,695,017
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
2,505,000 5.800 *
05/01/2035
1,610,236
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
830,000 5.625
05/01/2054
825,331

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Spencer Creek Community Development District Special
Assessment RB Series 2019 (NR/NR)
$ 425,000 4.375%
05/01/2029
$ 427,528
1,000,000 5.000
05/01/2039
1,010,573
1,750,000 5.250
05/01/2049
1,758,877
Spring Lake Community Development District Special Assessment
for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000 5.125
(d)
11/01/2037
1,259,044
1,785,000 5.250
(d)
11/01/2047
1,791,377
Spring Ridge Community Development District Special
Assessment RB Series A-1 (NR/NR)
910,000 4.800
05/01/2035
910,091
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
450,000 5.250
05/01/2044
450,624
900,000 5.600
05/01/2054
901,866
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
700,000 4.000
12/15/2041
597,057
475,000 4.000
12/15/2046
381,287
2,350,000 4.000
12/15/2050
1,812,587
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
7,475,000 4.000
08/01/2055
6,322,318
Sterling Hill Community Development District RB for Capital
Improvement Series 2003 B (NR/NR)
418,112 5.500 *
11/01/2010
192,332
Stonegate Community Development District Special Assessment
Refunding Bonds Series 2013 (NR/NR)
2,130,000 5.000
05/01/2034
2,131,120
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,000,000 5.875
12/15/2043
1,063,695
1,200,000 6.125
12/15/2053
1,283,545
Stoneybrook Community Development District Tax Exempt Special
Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000 4.300
05/01/2052
1,210,783
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
680,000 6.375
11/01/2052
740,906
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000 4.500
06/15/2039
1,105,395
1,100,000 4.625
06/15/2049
1,077,554
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
555,000 5.500
06/15/2053
579,837
Stoneybrook South Community Development District Special
Assessment Bonds Refunding for Assessment Area Two-A
Project Series 2014 (NR/NR)
1,750,000 5.125
11/01/2034
1,848,447
3,495,000 5.500
11/01/2044
3,630,649
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
2,875,000 3.750
(d)
12/15/2050
2,440,288
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
$ 420,000 4.000%
12/15/2039
$ 387,032
860,000 4.125
12/15/2049
743,279
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
575,000 5.200
06/15/2042
582,407
925,000 5.375
06/15/2052
938,625
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
990,000 5.500
06/15/2054
1,016,882
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 4.000
06/15/2052
810,562
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
325,000 3.300
(d)
06/15/2041
286,588
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000 5.150
06/15/2052
1,004,255
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
900,000 5.500
(d)
05/01/2054
892,148
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
1,600,000 4.000
05/01/2052
1,313,381
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
870,000 3.750
05/01/2040
756,144
1,150,000 4.000
05/01/2050
952,750
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
405,000 3.400
05/01/2041
344,240
275,000 4.000
05/01/2051
229,231
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
705,000 3.750
05/01/2040
651,596
875,000 4.000
05/01/2051
772,139
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
1,000,000 5.200
05/01/2042
1,013,113
1,800,000 5.350
05/01/2052
1,818,958
Sunbridge Stewardship District Special Assessment RB Series 2022
(NR/NR)
1,550,000 5.500
05/01/2052
1,583,201
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
1,615,000 4.000
05/01/2038
1,489,450
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
405,000 3.750
05/01/2026
402,826
1,550,000 4.000
05/01/2033
1,511,597
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
715,000 3.375
05/01/2041
589,167

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
$ 1,110,000 4.800%
05/01/2036
$ 1,112,199
1,715,000 5.000
05/01/2046
1,708,180
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
4,400,000 4.000
06/15/2042
3,929,933
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
900,000 5.250
05/01/2053
904,146
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
2,050,000 3.300
12/15/2041
1,679,076
Timber Creek Southwest Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,000,000 4.000
06/15/2040
905,356
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
685,000 3.375
05/01/2032
650,002
1,345,000 3.600
05/01/2037
1,267,412
Tolomato Community Development District Special Assessment
GO Refunding Bonds Senior Lien Series 2018 A-1
(AGM) (NR/AA)
1,760,000 3.750
05/01/2040
1,723,625
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
375,000 5.625
(d)
05/01/2040
384,708
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 5.125
05/01/2039
304,002
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,155,000 4.250
05/01/2037
1,124,402
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
8,310,000 4.400
(d)
05/01/2040
8,028,164
Toscana Isles Community Development District Special
Assessment RB Series 2014 (NR/NR)
145,000 5.750
11/01/2027
149,187
1,955,000 6.250
11/01/2044
2,032,798
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
2,645,000 5.375
11/01/2039
2,742,765
5,390,000 5.500
11/01/2049
5,514,237
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
1,560,000 4.625
(d)
06/15/2038
1,536,475
2,440,000 4.750
(d)
06/15/2048
2,310,006
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
550,000 4.000
12/15/2040
488,339
1,145,000 4.125
12/15/2049
971,180
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
1,085,000 4.625
05/01/2050
1,003,456
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
$ 525,000 3.625%
(d)
05/01/2040
$ 466,437
1,000,000 4.000
(d)
05/01/2051
868,948
Towns at Woodsdale Community Development District
1,220,000 6.375
(d)
11/01/2053
1,288,526
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
1,700,000 3.000
05/01/2041
1,325,079
1,300,000 4.000
05/01/2052
1,070,198
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
975,000 5.375
(d)
11/01/2049
994,915
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
875,000 3.750
(d)
05/01/2040
796,203
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
700,000 3.500
11/01/2041
585,152
Triple Creek Community Development District Special Assessment
Series 2017 A (NR/NR)
590,000 5.250
11/01/2027
599,734
2,735,000 6.125
11/01/2046
2,846,668
Triple Creek Community Development District Special Assessment
Series 2018 A (NR/NR)
785,000 4.700
(d)
11/01/2029
796,458
1,525,000 5.125
(d)
11/01/2038
1,557,367
2,165,000 5.375
(d)
11/01/2048
2,192,588
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
1,000,000 4.625
05/01/2039
982,769
1,990,000 4.750
05/01/2050
1,860,923
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000 4.750
(d)
11/01/2048
4,356,339
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000 5.000
11/01/2039
1,212,969
1,850,000 5.125
11/01/2049
1,849,084
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
710,000 4.000
11/01/2027
707,675
3,160,000 4.625
11/01/2037
3,123,999
2,790,000 4.750
11/01/2047
2,638,503
TSR Community Development District Special Assessment RB for
Village 4 Project Series 2015 A (NR/NR)
2,420,000 5.625
11/01/2045
2,468,188
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,400,000 4.000
05/01/2052
1,156,339
Tuckers Pointe Community Development District Special
Assessment Revenue Note Series 2022 (NR/NR)
4,200,000 3.625
05/01/2032
3,956,717
Turnbull Creek Community Development District Senior Special
Assessment Refunding Series 2015 A-1 (NR/A)
2,245,000 4.375
05/01/2035
2,240,003

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
$ 1,250,000 6.000%
05/01/2055
$ 1,265,007
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
575,000 5.375
05/01/2043
582,845
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
675,000 5.875
05/01/2043
697,398
650,000 6.125
05/01/2054
672,671
Twisted Oaks Pointe Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
750,000 5.625
05/01/2053
761,139
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,695,000 3.500
05/01/2032
1,635,207
2,535,000 3.625
05/01/2037
2,385,480
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
615,000 4.750
05/01/2037
615,492
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000 5.000
05/01/2044
1,035,422
1,545,000 5.000
05/01/2055
1,573,183
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
2,300,000 3.750
12/15/2039
2,030,989
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,000,000 5.000
(d)
12/15/2032
1,032,911
1,705,000 5.000
(d)
12/15/2037
1,742,296
5,330,000 5.000
(d)
12/15/2047
5,307,774
Two Rivers East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
3,190,000 5.875
05/01/2053
3,258,121
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,850,000 5.250
05/01/2052
1,859,918
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
2,000,000 6.125
11/01/2053
2,067,951
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 Series 2024
Project (NR/NR)
1,375,000 5.875
05/01/2054
1,376,917
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,600,000 6.000
05/01/2043
1,664,650
2,545,000 6.250
05/01/2053
2,649,907
Union Park East Community Development District Capital
Improvement RB for Assessment Area One Series 2017 A-1
(NR/NR)
2,410,000 5.500
(d)
11/01/2047
2,447,047
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
$ 2,800,000 3.375%
05/01/2045
$ 2,479,339
Varrea South Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.400
05/01/2053
1,403,545
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
1,065,000 5.250
05/01/2043
1,085,049
V-Dana Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
2,255,000 5.500
05/01/2054
2,290,948
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
1,400,000 4.000
(d)
05/01/2051
1,176,533
Venetian Parc Community Development District Special
Assessment Area One Project Series 2013 (NR/NR)
200,000 6.000
11/01/2027
206,824
2,050,000 6.500
11/01/2043
2,190,901
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
4,655,000 5.125
(d)
05/01/2049
4,646,985
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
750,000 5.000
11/01/2039
758,502
1,280,000 5.125
11/01/2049
1,280,215
Veranda Community Development District II Special Assessment
Area 2 Preserve West Project Series 2018 A (NR/NR)
955,000 5.000
11/01/2039
965,827
1,555,000 5.125
11/01/2049
1,555,261
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000 3.600
(d)
05/01/2041
207,497
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
505,000 3.600
(d)
05/01/2041
427,697
815,000 4.000
(d)
05/01/2051
671,090
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
1,025,000 5.375
05/01/2044
1,041,541
475,000 5.625
05/01/2054
479,592
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
1,600,000 5.125
05/01/2044
1,620,643
3,250,000 5.375
05/01/2054
3,272,682
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
900,000 5.500
06/15/2053
919,555
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
4,355,000 4.000
05/01/2031
4,227,498
1,700,000 4.125
05/01/2034
1,626,312
1,000,000 4.250
05/01/2037
933,498

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
$ 1,980,000 4.000%
(d)
05/01/2031
$ 1,965,251
2,940,000 4.000
(d)
05/01/2037
2,833,237
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
735,000 5.125
11/01/2035
752,250
990,000 5.250
11/01/2046
997,099
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000 5.500
05/01/2044
882,633
1,910,000 5.800
05/01/2054
1,925,909
Verano #2 Community Development District Special Assessment
Bonds for Assessment Area – Pod D7 Project Area Series 2024
(NR/NR)
575,000 5.350
05/01/2044
571,778
735,000 5.625
05/01/2055
728,923
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.625
11/01/2052
1,065,140
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
500,000 5.375
05/01/2043
513,633
800,000 5.625
05/01/2053
823,504
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
239,230
1,700,000 4.000
05/01/2050
1,416,055
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000 4.000
05/01/2040
334,019
2,015,000 4.000
05/01/2050
1,677,028
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
239,230
1,740,000 4.000
05/01/2050
1,448,153
Vida's Way Community Development District Special Assessment
Bonds for Assessment Area One Series 2024 (NR/NR)
1,080,000 4.875
05/01/2044
1,035,369
1,750,000 5.200
05/01/2054
1,667,391
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,000,000 5.300
05/01/2043
1,021,517
2,750,000 5.500
05/01/2054
2,797,876
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
870,000 3.750
05/01/2037
787,637
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
9,470,000 3.700
05/01/2050
7,937,573
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
4,085,000 3.250
(d)
05/01/2040
3,526,124
9,070,000 3.500
(d)
05/01/2051
7,282,990
Village Community Development District No. 15 Special
Assessment Rb Series 2023 (NR/NR)
4,600,000 5.250
(d)
05/01/2054
4,724,189
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 15 Special
Assessment RB Series 2023 (NR/NR)
$ 2,050,000 5.000%
(d)
05/01/2043
$ 2,104,158
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
4,340,000 3.250
05/01/2052
3,249,111
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
1,150,000 5.250
05/01/2053
1,154,480
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
1,100,000 4.000
05/01/2052
909,129
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
885,000 4.625
05/01/2039
863,792
1,355,000 4.875
05/01/2050
1,292,536
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
555,000 3.750
05/01/2040
509,220
1,000,000 4.000
05/01/2051
831,402
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
570,000 5.500
05/01/2044
582,518
1,000,000 5.750
05/01/2054
1,016,509
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
1,000,000 3.750
11/01/2031
949,643
1,000,000 4.000
11/01/2036
957,412
1,300,000 4.125
11/01/2046
1,165,418
Waterford Community Development District Capital Improvement
RB Series 2023 (NR/NR)
430,000 5.375
05/01/2043
441,047
535,000 5.600
05/01/2053
551,345
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
825,000 5.450
05/01/2054
806,544
Watergrass Community Development District II Special
Assessment Bonds Series 2018 (NR/NR)
4,040,000 5.250
05/01/2049
4,055,596
Waters Edge Community Development District Pasco County
Capital Improvement RB Refunding Senior Lien Series 2015
A-1 (NR/A)
3,230,000 4.200
05/01/2036
3,110,199
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,640,000 5.125
(d)
11/01/2038
1,661,997
2,800,000 5.250
(d)
11/01/2049
2,811,343
Waterset North Community Development District Special
Assessment RB Series 2014 (NR/NR)
1,200,000 5.125
11/01/2035
1,200,516
1,930,000 5.500
11/01/2045
1,930,521
Wellness Ridge Community Development District Special
Assessment Bonds for Assessment Area Two Series 2024
(NR/NR)
775,000 5.000
(d)
06/15/2044
760,123
1,000,000 5.200
(d)
06/15/2055
964,855

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
$ 1,320,000 5.125%
06/15/2043
$ 1,343,959
1,215,000 5.375
06/15/2053
1,239,350
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
1,215,000 4.250
11/01/2049
1,057,369
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,150,000 5.500
06/15/2053
1,177,191
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
570,000 3.625
(d)
05/01/2041
480,074
1,545,000 4.000
(d)
05/01/2051
1,269,133
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
550,000 5.250
05/01/2052
548,038
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
1,445,000 3.400
05/01/2041
1,183,279
West Villages Improvement District Capital Improvement
RB for Unit of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
1,145,000 5.625
05/01/2054
1,146,135
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
475,000 5.375
05/01/2042
491,288
1,350,000 5.500
05/01/2053
1,383,112
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
850,000 5.375
05/01/2043
874,928
2,265,000 5.625
05/01/2053
2,332,683
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
2,340,000 4.750
05/01/2039
2,280,266
3,790,000 5.000
05/01/2050
3,704,545
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
570,000 6.250
05/01/2054
602,967
Westside Community Development District Special Assessment RB
for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
440,000 5.000
(d)
05/01/2038
445,547
600,000 5.200
(d)
05/01/2048
603,393
Westside Community Development District Special Assessment RB
for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000 4.625
05/01/2039
966,276
1,590,000 4.850
05/01/2049
1,515,812
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
800,000 4.100
(d)
05/01/2037
754,617
795,000 4.125
(d)
05/01/2038
742,555
Westside Community Development District Special Assessment RB
Series 2019 (NR/NR)
1,200,000 5.000
05/01/2039
1,212,688
2,000,000 5.200
05/01/2050
2,004,896
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
$ 1,680,000 5.750%
05/01/2044
$ 1,699,350
2,095,000 6.000
05/01/2054
2,126,243
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,150,000 6.000
06/15/2052
1,203,029
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
950,000 5.375
05/01/2043
964,268
2,995,000 5.600
05/01/2053
3,039,603
1,410,000 5.625
05/01/2053
1,438,524
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
600,000 5.375
05/01/2043
608,998
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
675,000 5.625
05/01/2053
688,654
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
830,000 5.500
05/01/2053
850,358
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
420,000 5.200
05/01/2044
423,389
490,000 5.500
05/01/2054
493,158
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
1,000,000 5.900
05/01/2055
1,002,294
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,100,000 5.750
05/01/2052
1,140,181
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
1,175,000 4.000
05/01/2052
932,815
Wind Meadows South Community Development District Special
Assessment Bonds for Assessment Area Two Series 2023
(NR/NR)
1,105,000 5.625
05/01/2053
1,127,725
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
960,000 5.000
11/01/2049
944,170
Winding Cypress Community Development District Special
Assessment Phase 1 and Phase 2 Assessment Area Series 2015
(NR/NR)
1,770,000 5.000
11/01/2045
1,770,392
Winding Oaks Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
710,000 5.400
05/01/2044
707,585
1,130,000 5.700
05/01/2055
1,123,670
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.450
05/01/2044
1,035,040

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Windsor Cay Community Development District Lake
County Florida Special Assessment Bonds Series 2024
(NR/NR) – (continued)
$ 1,000,000 5.750%
05/01/2054
$ 1,045,060
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
1,040,000 4.250
05/01/2052
873,993
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
300,000 4.400
11/01/2035
294,753
625,000 4.250
05/01/2040
578,612
1,000,000 4.500
05/01/2051
896,833
Wiregrass Community Development District Capital Improvement
RB Series 2014 (NR/NR)
380,000 5.375
05/01/2035
381,091
3,010,000 5.625
05/01/2045
3,015,552
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
770,000 4.875
05/01/2036
772,434
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
1,585,000 3.700
05/01/2040
1,371,903
3,450,000 3.875
05/01/2050
2,776,981
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
560,000 3.375
05/01/2041
458,118
890,000 4.000
05/01/2051
735,434
1,743,545,132
Georgia - 1.7%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 A-1 (Aa3/A+)
1,500,000 5.250
07/01/2040
1,507,299
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 B (A1/A)
1,000,000 4.000
07/01/2040
977,377
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000 4.000
08/01/2053
1,155,528
Columbia County Hospital Authority Revenue Anticipation
Certificates, (Wellstar Health System, Inc. Project) Series
2023A (A2/A+)
1,495,000 5.125
04/01/2053
1,571,327
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
1,865,000 5.000
06/01/2054
1,996,263
Development Authority of Dekalb County RB for The Globe
Academy, Inc., Project Series 2024A (Baa2/NR)
300,000 5.000
06/01/2050
299,336
480,000 5.000
06/01/2055
470,742
2,635,000 5.000
06/01/2063
2,528,398
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
900,000 5.125
03/01/2052
591,343
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
18,210,000 5.000
(d)
01/01/2054
17,715,021
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
12,180,000 4.000
01/01/2054
10,886,871
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/NR)
$ 3,690,000 3.625%
(d)
01/01/2031
$ 3,483,377
1,340,000 5.000
(d)
01/01/2036
1,354,300
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
3,115,000 4.000
(d)
11/01/2026
3,103,856
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,000,000 5.000
(a)(b)
07/01/2053
7,365,207
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
7,235,000 5.000
(a)(b)
12/01/2053
7,645,471
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
500,000 5.000
(a)(b)
09/01/2053
527,109
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A
(A1/NR)
3,300,000 5.000
05/15/2043
3,389,216
17,350,000 5.000
05/15/2049
18,419,749
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B
(A3/NR)
25,000,000 5.000
(a)(b)
12/01/2052
26,031,890
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A
(Aa1/NR)
13,750,000 5.000
(a)(b)
05/01/2054
14,575,653
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B
(Aa1/NR)
7,500,000 5.000
(a)(b)
12/01/2054
7,980,490
Municipal Electric Authority of Georgia Plant Vogtle Project J
Bonds Series 2019A (A3/A)
5,000,000 5.000
01/01/2059
5,073,410
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A3/A)
2,500,000 5.000
01/01/2039
2,587,412
7,000,000 5.000
01/01/2049
7,145,344
Rockdale County Development Authority RB Refunding for Pratt
Paper LLC Project Series 2018 (NR/NR)
1,500,000 4.000
(d)
01/01/2038
1,437,896
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
36,250,000 0.000
(d)(f)
12/15/2048
30,633,476
The Atlanta Development Authority Senior RB Westside Gulch
Area Project Series 2024A-2 (NR/NR)
12,875,000 5.500
(d)
04/01/2039
13,123,757
193,577,118
Guam - 0.2%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
610,000 5.125
10/01/2034
641,811
220,000 5.250
10/01/2035
232,842
510,000 5.250
10/01/2036
539,819
300,000 5.375
10/01/2040
319,008
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
975,000 5.375
10/01/2043
1,026,457

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
$ 7,680,000 5.000%
02/01/2040
$ 7,663,509
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
500,000 5.000
12/01/2031
508,777
Guam Government Limited Obligation Section 30 Bond Series
2016A (NR/BB)
3,000,000 5.000
12/01/2046
3,000,483
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
1,540,000 5.000
01/01/2050
1,581,597
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
5,000,000 5.000
01/01/2046
5,045,989
20,560,292
Hawaii - 0.6%
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
2,750,000 5.000
(d)
07/01/2039
2,712,087
2,750,000 5.125
(d)
07/01/2043
2,648,643
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
16,715,000 4.000
07/01/2047
16,427,475
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
1,200,000 4.000
03/01/2037
1,076,454
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
15,755,000 3.200
07/01/2039
12,867,506
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
945,000 3.500
10/01/2049
714,681
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
2,450,000 5.000
05/15/2044
2,415,103
State of Hawaii Airports System RB Series 2022A (A1/AA-)
2,750,000 5.000
07/01/2047
2,846,611
State of Hawaii Department of Budget and Finance Pacific
University Special Purpose Revenue Refunding Bonds Series
2018 (NR/NR)
12,700,000 6.000
(d)
07/01/2028
12,968,331
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
18,675,000 3.100
05/01/2026
18,052,292
72,729,183
Idaho - 0.0%
Avimor Community Infrastructure District No. 1 in The City of
Eagle Idaho in The Counties of Ada Boise and Gem Idaho
Special Assessment Bonds Series 2024 (NR/NR)
2,350,000 5.875
(d)
09/01/2053
2,433,976
a a
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois - 6.6%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
$ 915,000 3.750%
07/01/2041
$ 869,869
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
1,725,000 5.000
04/01/2046
1,725,751
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
6,030,000 5.000
12/01/2042
5,951,053
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
6,665,000 5.000
12/01/2047
6,502,375
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2023A (NR/BB+)
2,925,000 6.000
12/01/2049
3,158,272
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
8,000,000 5.000
12/01/2044
7,918,304
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
16,000,000 6.000
04/01/2046
16,473,413
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
9,310,000 0.000
(e)
12/01/2029
7,592,831
6,345,000 0.000
(e)
12/01/2030
4,961,257
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
185,000 0.000
(e)
12/01/2029
150,878
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB+)
160,000 0.000
(e)
01/01/2031
124,960
Chicago Illinois Board of Education GO Bonds Series 2017 A
(NR/BB+)
5,500,000 7.000
(d)
12/01/2046
5,831,344
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
23,595,000 0.000
(e)
12/01/2031
17,623,035
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
6,330,000 5.500
12/01/2027
6,479,713
3,000,000 5.500
12/01/2028
3,091,621
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
20,125,000 5.250
12/01/2035
20,126,268
10,410,000 5.250
12/01/2039
10,274,946
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2005 A
(AMBAC) (Ba1/BB+)
2,300,000 5.500
12/01/2030
2,399,561
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
13,525,000 6.038
12/01/2029
13,320,664
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
11,675,000 4.000
12/01/2035
10,984,605

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
$ 54,375,000 7.000%
12/01/2044
$ 55,306,667
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000 6.500
12/01/2046
62,662,407
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2017H (NR/BB+)
16,390,000 5.000
12/01/2046
16,037,964
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB+)
11,415,000 0.000
(e)
01/01/2032
8,505,867
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15
Series 2005 D (Baa3/BBB+)
1,700,000 5.500
01/01/2037
1,701,974
100,000 5.500
01/01/2040
100,116
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000 5.500
01/01/2039
4,184,853
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series
2007 E (Baa3/BBB+)
3,775,000 5.500
01/01/2042
3,779,383
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series
2007 F (Baa3/BBB+)
2,500,000 5.500
01/01/2042
2,502,903
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000 5.000
01/01/2038
14,483,077
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
255,000 5.000
01/01/2047
256,230
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
5,460,000 4.000
01/01/2052
5,126,506
Chicago Park District GO Bonds Limited Tax Series 2018 A
(NR/AA-)
2,585,000 4.000
01/01/2041
2,487,738
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000 5.750
04/01/2048
7,353,251
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
14,270,000 5.000
12/01/2046
13,926,034
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
20,405,000 5.000
12/01/2046
19,965,444
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
4,700,000 4.000
12/01/2047
3,908,352
City of Chicago GO Bonds Series 2019A (NR/BBB+)
5,000,000 5.500
01/01/2049
5,103,360
City of Chicago GO Bonds Series 2021B (NR/BBB+)
2,383,000 4.000
01/01/2049
2,060,961
City of Chicago IL GO Bonds  Series 2019 (NR/BBB+)
5,000,000 5.000
01/01/2044
5,036,299
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000 5.250
01/01/2053
1,204,642
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
20,000,000 5.500
01/01/2053
20,961,422
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2015C (AMT) (NR/A+)
$ 1,000,000 5.000%
01/01/2046
$ 1,000,000
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
7,450,000 5.000
01/01/2052
7,470,190
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,400,000 4.500
01/01/2048
2,391,218
1,000,000 5.500
01/01/2055
1,053,865
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
20,000,000 5.500
01/01/2053
21,505,630
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
7,670,000 5.000
01/01/2048
7,776,449
3,500,000 5.000
01/01/2053
3,536,031
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2018A
(BAM) (NR/AA)
2,500,000 4.000
01/01/2043
2,387,593
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for
Richland Trails Project Series 2007-1 (NR/NR)
1,675,000 5.800
03/01/2037
1,408,984
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000 4.000
11/15/2047
2,366,437
Du Page County Special Service Area No. 31 Special Tax for
Monarch Landing Project Series 2006 (NR/NR)
963,000 5.625
03/01/2036
962,874
Eastern Illinois Economic Development Authority Business District
RB for Remington Road & I-57 Business District Series 2023
(NR/NR)
4,875,000 6.000
05/01/2046
4,914,240
Illinois Finance Authority RB for Clark-Lindsey Series 2022A
(NR/NR)
950,000 5.375
06/01/2042
801,180
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
4,000,000 5.625
(d)
08/01/2053
4,210,777
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,200,000 5.000
03/01/2047
1,135,602
1,050,000 5.000
03/01/2052
972,115
Illinois Finance Authority RB for Lake Forest College Series
2022A (NR/BBB)
2,250,000 5.500
10/01/2047
2,318,679
1,925,000 5.250
10/01/2052
1,939,420
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
1,750,000 6.625
05/15/2052
1,869,869
3,700,000 6.750
05/15/2058
3,953,432
Illinois Finance Authority RB for Roosevelt University Series 2007
(B2/NR)
2,950,000 5.500
04/01/2032
2,901,858
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
15,725,000 6.125
(d)
04/01/2049
15,435,498

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Roosevelt University Series
2019A (NR/NR)
$ 14,970,000 6.125%
(d)
04/01/2058
$ 14,315,074
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
1,000,000 4.000
10/01/2040
938,009
950,000 4.000
10/01/2050
846,652
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
1,015,000 4.000
05/15/2027
1,006,944
2,825,000 5.000
05/15/2037
2,851,216
1,055,000 5.000
05/15/2047
1,037,086
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
1,500,000 4.000
09/01/2035
1,348,629
2,000,000 4.000
09/01/2037
1,754,433
2,000,000 4.000
09/01/2039
1,706,732
1,500,000 4.000
09/01/2041
1,244,416
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
500,000 5.000
09/01/2036
507,967
3,470,000 5.000
09/01/2046
3,508,370
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
950,000 5.000
05/15/2051
854,050
765,000 5.000
05/15/2056
673,196
Illinois Finance Authority RB Series 2018B (NR/NR)
2,775,000 6.125
(d)
04/01/2058
2,653,600
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000 4.000
(d)
10/01/2042
1,883,185
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000 5.500
06/01/2057
10,570,180
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BBB-)
4,325,000 5.000
12/01/2049
3,904,472
Illinois Finance Authority Revenue Refunding Bonds for The
Admiral at The Lake Project Series 2017 (NR/NR)
10,995,000 5.000
05/15/2033
10,202,682
Illinois State GO Bonds Series 2014 (A3/A-)
2,525,000 5.000
05/01/2029
2,526,350
5,000,000 5.000
05/01/2039
5,002,672
Illinois State GO Bonds Series 2017 A (A3/A-)
9,500,000 5.000
12/01/2035
9,789,235
1,805,000 4.500
12/01/2041
1,811,027
4,730,000 5.000
12/01/2042
4,813,294
Illinois State GO Bonds Series 2017 D (A3/A-)
2,740,000 5.000
11/01/2028
2,857,587
Illinois State GO Bonds Series 2018 A (A3/A-)
5,280,000 5.000
05/01/2042
5,385,268
5,280,000 5.000
05/01/2043
5,376,740
Illinois State GO Bonds Series 2019 C (A3/A-)
1,500,000 4.000
11/01/2042
1,439,451
Illinois State GO Bonds Series 2020 (A3/A-)
1,575,000 5.500
05/01/2039
1,696,356
4,250,000 5.750
05/01/2045
4,597,025
Illinois State GO Bonds Series 2020 C (A3/A-)
1,975,000 4.250
10/01/2045
1,892,889
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Lincolnshire Special Service Area No. 1 Special Tax for
Sedgebrook Project Series 2004 A (NR/NR)
$ 1,466,000 6.250%
03/01/2034
$ 1,467,129
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
3,665,000 0.000
(e)
12/15/2029
3,082,851
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion Proj * (NATL) (Baa2/A)
1,220,000 0.000
(e)
06/15/2028
1,082,335
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa2/A)
11,900,000 0.000
(e)
06/15/2038
6,939,981
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa2/A)
13,500,000 0.000
(e)
12/15/2032
10,110,844
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (ETM) (NATL) (NR/NR)
530,000 0.000
(e)
06/15/2030
440,333
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
1,320,000 0.000
(e)
12/15/2031
1,030,200
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
3,200,000 0.000
(e)
06/15/2044
1,352,656
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
66,700,000 0.000
(e)
12/15/2056
14,152,706
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
97,495,000 0.000
(e)
12/15/2054
23,063,105
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
23,645,000 0.000
(e)
12/15/2056
5,257,471
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa2/A)
2,200,000 0.000
(e)
12/15/2034
1,507,811
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
3,455,000 0.000
(e)
06/15/2045
1,386,536
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000 4.000
06/15/2052
1,907,181
Metropolitan Pier and Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2024 B (NR/A)
4,500,000 5.000
06/15/2053
4,668,146
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood
Springs Club Series 2006 (NR/NR)
1,412,000 6.000
03/01/2036
1,337,617
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa3/AA)
5,000,000 4.000
06/01/2046
4,780,982

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Southwestern Illinois Development Authority
Environmental Improvement RB Series 2012
(United States Steel Corporation Project) (B1/BB-)
$ 3,300,000 5.750%
08/01/2042
$ 3,302,647
State of Illinois GO Bonds Series 2014 (A3/A-)
3,435,000 5.250
02/01/2033
3,437,001
2,665,000 5.250
02/01/2034
2,666,552
State of Illinois GO Bonds Series 2017 A (A3/A-)
9,500,000 4.250
12/01/2040
9,373,152
State of Illinois GO Bonds Series 2017C (A3/A-)
10,000,000 5.000
11/01/2029
10,422,789
State of Illinois GO Bonds Series 2020C (A3/A-)
1,000,000 4.000
10/01/2041
967,248
State of Illinois GO Bonds Series 2021A (A3/A-)
4,520,000 4.000
03/01/2041
4,375,570
9,000,000 5.000
03/01/2046
9,345,205
State of Illinois GO Bonds Series 2022A (A3/A-)
3,000,000 5.500
03/01/2047
3,227,274
State of Illinois GO Bonds Series of May 2024B (A3/A-)
3,500,000 5.250
05/01/2048
3,734,478
4,000,000 5.250
05/01/2049
4,269,747
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
2,000,000 5.000
10/01/2028
2,118,526
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
2,750,000 4.000
12/01/2033
2,757,784
7,950,000 4.250
12/01/2037
7,912,897
State of Illinois Sales Tax RB Junior Obligation Series C (NR/A)
10,000,000 5.000
06/15/2044
10,586,638
The County of Cook Illinois Multifamily Housing RB for Deerfield
Supportive Living Project Series 2024 (NR/NR)
3,000,000 6.500
01/01/2045
3,080,247
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba3/NR)
3,170,000 5.750
(d)
03/01/2053
3,202,101
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
480,000 5.000
(d)
01/01/2045
465,251
1,800,000 5.000
(d)
01/01/2055
1,698,720
Village of Bellwood Cook County Illinois Tax Increment RB Series
2024 (NR/BBB)
2,525,000 5.000
12/01/2050
2,565,492
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000 5.000
01/01/2039
1,902,668
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
540,000 4.125
10/01/2041
472,087
2,330,000 4.125
10/01/2046
1,956,836
780,931,692
Indiana - 0.2%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
4,755,000 5.000
(d)
01/01/2054
4,779,770
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
400,000 4.000
09/15/2049
330,351
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
$ 4,415,000 4.125%
12/01/2026
$ 4,410,769
Indiana Finance Authority Midwestern Disaster Relief RB Series
2012A (Baa3/NR)
1,000,000 4.250
11/01/2030
1,018,797
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
1,780,000 5.000
07/01/2055
1,712,686
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
1,000,000 3.000
11/01/2030
946,134
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
1,000,000 3.000
11/01/2030
946,134
Indiana Finance Authority Student Housing RB Series 2023A
(NR/BBB-)
2,100,000 5.000
06/01/2053
2,129,523
5,500,000 5.375
06/01/2064
5,662,385
Indianapolis Airport Authority Special Facilities RB for United Air
Lines, Inc. Project Series 1995 A (NR/NR)
7,520,823 6.500 *
11/15/2031
75
The Indianapolis Local Public Improvement Bond Bank, Indiana
Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000 6.000
03/01/2053
2,940,752
Town of Upland RB Refunding for Taylor University, Inc. Series
2021 (NR/A-)
3,300,000 2.500
09/01/2050
1,926,122
Town of Whiteland Indiana Economic Development RB for Patch
Whiteland Project Phase II (NR/NR)
1,375,000 6.125
(d)
03/01/2049
1,391,921
28,195,419
Iowa - 0.5%
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aaa/AA+)
2,300,000 5.000
(a)(b)(c)
12/01/2032
2,614,884
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aaa/AA+)
15,800,000 5.000
(c)
12/01/2032
17,963,116
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
2,050,000 4.000
05/15/2055
1,674,179
3,600,000 5.000
05/15/2055
3,486,170
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
6,855,000 5.000
05/15/2047
6,819,873
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
11,900,000 5.000
05/15/2043
11,931,428
5,735,000 5.000
05/15/2048
5,681,597
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
975,000 5.375
10/01/2052
1,016,192
tobacco Settlement Authority Asset Backed Bonds Class 1 Senior
Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000 4.000
06/01/2049
2,732,179
53,919,618

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kansas - 0.1%
City of Manhattan Health Care Facilities RB Series 2022A
(NR/NR)
$ 2,070,000 4.000%
06/01/2052
$ 1,655,790
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
1,075,000 4.000
06/01/2046
906,076
City of Prairie Village Special Obligation Tax Increment Revenue
Refunding Bonds Series 2021 (NR/NR)
275,000 2.875
04/01/2030
269,540
940,000 3.125
04/01/2036
875,437
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,775,000 6.500
12/01/2052
1,823,629
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,155,000 5.000
05/15/2028
1,156,229
1,215,000 5.000
05/15/2029
1,216,226
2,850,000 5.000
05/15/2034
2,850,760
1,190,000 5.000
05/15/2050
1,047,362
Kansas City Unified Government Sales Tax Special Obligation
Capital Appreciation RB for Vacation Village Project Area
Four - Multi-Sport Athletic Complex Project, Series 2015
(NR/NR)
2,440,000 0.000
(d)(e)
09/01/2034
1,070,371
12,871,420
Kentucky - 0.2%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
3,150,000 4.450
(d)
01/01/2042
3,077,007
3,375,000 4.700
(d)
01/01/2052
3,256,110
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
1,540,000 4.700
(d)
01/01/2052
1,485,751
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
2,000,000 2.125
10/01/2034
1,564,032
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
3,000,000 2.000
02/01/2032
2,479,552
Kentucky Bond Development Corp. RB for Centre College of
Kentucky Series 2021 (Baa1/A)
750,000 4.000
06/01/2046
692,017
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
205,000 4.000
03/01/2046
181,653
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Louisville Arena Authority, Inc. Series 2017 A
(AGM) (A1/AA)
900,000 4.000
12/01/2041
878,960
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
2,925,000 4.000
06/01/2045
2,759,453
Kentucky Economic Development Finance Authority RB
Refunding for CommonSpirit Health Obligated Group Series
2019 A-2 (A3/A-)
3,600,000 5.000
08/01/2049
3,667,365
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB for
Norton Healthcare Obligated Group Series 2020 A (NR/A)
$ 1,500,000 3.000%
10/01/2043
$ 1,171,002
21,212,902
Louisiana - 1.2%
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
1,600,000 5.000
12/01/2034
1,607,549
4,765,000 5.000
12/01/2039
4,653,066
City of New Orleans Public Improvement Bonds Series 2021A
(A2/A+)
5,000,000 5.000
12/01/2050
5,183,461
Juban Crossing Economic Development District Revenue and
Refunding Bonds for General Infrastructure Projects Series
2015C (NR/NR)
6,485,000 7.000
(d)
09/15/2044
6,532,305
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
1,410,000 5.500
06/01/2052
1,432,023
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
1,900,000 4.125
(d)
06/01/2039
1,726,965
2,300,000 4.375
(d)
06/01/2048
1,998,566
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
1,810,000 3.200
06/01/2041
1,461,863
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
5,395,000 6.625
(d)
06/15/2062
5,471,928
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
8,865,000 3.500
11/01/2032
8,440,744
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
930,000 6.125
(d)
06/01/2052
955,448
1,325,000 6.250
(d)
06/01/2062
1,362,897
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
900,000 6.250
(d)
06/01/2052
901,820
1,850,000 6.375
(d)
06/01/2062
1,856,133
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000 3.000
06/01/2050
1,500,535
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
7,725,000 4.000
05/15/2042
7,555,384
3,100,000 5.000
05/15/2046
3,129,264
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000 4.000
(d)
06/01/2051
1,880,846
2,070,000 4.000
(d)
06/01/2056
1,529,363
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000 4.000
(d)
06/01/2051
1,248,821
1,065,000 4.000
(d)
06/01/2056
786,846

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Revenue Bonds Series 2024A
(NR/NR)
$ 4,730,000 7.375%
(d)
06/01/2054
$ 5,065,857
4,600,000 7.500
(d)
06/01/2059
4,943,967
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000 5.000
05/15/2042
10,143,484
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
23,900,000 5.750
09/01/2064
25,790,951
18,385,000 5.000
09/01/2066
18,481,762
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (A2/A)
4,455,000 5.000
01/01/2040
4,455,000
Parish of St. James RB for NuStar Logistics LP Series 2008
(Ba1/BB+) (PUTABLE)
1,400,000 6.100
(a)(b)(d)
06/01/2038
1,536,350
Parish of St. James RB for NuStar Logistics LP Series 2010
(Ba1/BB+)
2,375,000 6.350
(d)
07/01/2040
2,599,000
Plaquemines Port Harbor and Terminal District Dock and Wharf
Facilities RB Nola Terminal LLC Project Series 2024A
(NR/NR)
6,450,000 9.000
(d)
12/01/2044
6,481,084
140,713,282
Maine - 0.1%
Finance Authority of Maine RB Series 2021 (NR/NR)
10,175,000 8.000
(d)
*
12/01/2051
3,306,235
Finance Authority of Maine Solid Waste Disposal RB for Casella
Waste Systems, Inc. Project Series 2024 (B1/B+)
2,975,000 4.625
(a)(b)(d)
12/01/2047
2,980,199
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2018 A (A1/A+)
4,000,000 5.000
07/01/2048
4,054,160
10,340,594
Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
3,000,000 4.000
01/01/2039
2,934,394
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
2,950,000 4.500
09/01/2033
2,940,974
3,000,000 5.000
09/01/2038
3,015,780
City Council of Baltimore Convention Center Hotel Revenue
Refunding Bonds Series 2017 (NR/B+)
7,775,000 5.000
09/01/2042
7,728,834
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series
2017 (NR/B+)
1,400,000 5.000
09/01/2028
1,417,094
2,235,000 5.000
09/01/2039
2,225,354
14,715,000 5.000
09/01/2046
14,542,049
City of Baltimore Tax Allocation for Harbor Point Special Taxing
District Project Series 2019 B (NR/NR)
325,000 3.550
(d)
06/01/2034
292,447
200,000 3.700
(d)
06/01/2039
174,303
300,000 3.875
(d)
06/01/2046
255,599
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor
Point Special Taxing District Project Series 2019 A (NR/NR)
$ 290,000 3.400%
(d)
06/01/2034
$ 267,153
310,000 3.450
(d)
06/01/2035
288,758
550,000 3.500
(d)
06/01/2039
484,414
1,650,000 3.625
(d)
06/01/2046
1,369,360
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
1,450,000 5.000
07/01/2036
1,469,465
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
2,370,000 4.000
01/01/2050
2,077,263
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
1,850,000 4.000
01/01/2045
1,726,037
9,765,000 4.000
01/01/2050
8,820,836
County of Prince George's Special Obligation Bonds for Westphalia
town Center Project Series 2018 (NR/NR)
4,535,000 5.250
(d)
07/01/2048
4,571,407
Frederick County Urbana Community Development Authority
Special Tax Series 2020 C (NR/NR)
3,700,000 4.000
(d)
07/01/2050
3,312,851
Maryland Economic Development Corp. RB for Baltimore City
Project Series 2018 A (NR/BBB)
2,375,000 5.000
06/01/2058
2,396,792
Maryland Economic Development Corp. RB for Morgan State
University Project Series 2020 (NR/BBB-)
925,000 4.000
07/01/2040
873,783
1,400,000 4.250
07/01/2050
1,279,601
1,025,000 5.000
07/01/2050
1,042,684
2,415,000 5.000
07/01/2056
2,441,443
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000 5.000
06/01/2044
1,019,941
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
2,250,000 5.000
06/01/2049
2,279,802
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
6,055,000 3.997
04/01/2034
4,671,587
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
1,000,000 5.750
07/01/2053
1,083,140
2,000,000 6.000
07/01/2058
2,191,627
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
1,000,000 4.000
07/01/2050
900,030
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/A-)
840,000 3.000
10/01/2034
760,301
500,000 4.000
10/01/2040
475,496
Maryland Health and Higher Educational Facilities Authority RB
for Monocacy Montessori Communities Issue Series 2023
(NR/NR)
900,000 6.125
(d)
07/01/2053
921,238
900,000 6.250
(d)
07/01/2063
922,228

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
$ 1,355,000 5.500%
(d)
05/01/2052
$ 1,321,234
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
13,800,000 0.000
(e)
05/01/2053
3,555,835
10,125,000 0.000
(e)
05/01/2054
2,482,121
8,750,000 0.000
(e)
05/01/2055
2,038,606
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
1,400,000 5.000
09/01/2035
1,406,326
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000 5.000
06/01/2051
1,455,082
95,433,269
Massachusetts - 1.0%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023 Series D (Aa1/AA+)
50,000,000 5.000
10/01/2050
53,425,375
Commonwealth of Massachusetts GO Limited Bonds Series 2016
E (Aa1/AA+)
2,130,000 3.000
04/01/2044
1,759,771
Massachusetts Development Finance Agency RB CHF Merrimack,
Inc. Issue Merrimack College Student Housing Project Series
2024A (NR/BB)
1,100,000 5.000
(d)
07/01/2054
1,101,977
Massachusetts Development Finance Agency RB for Boston
Medical Center Series G (Baa2/BBB)
1,740,000 5.250
07/01/2052
1,830,684
Massachusetts Development Finance Agency RB for Children
Hospital Issue Series U-1 (Aa1/AA+/A-1)
3,235,000 3.750
(a)(b)
03/01/2048
3,235,000
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,000,000 5.000
(d)
11/15/2033
1,038,120
900,000 5.000
(d)
11/15/2038
928,356
2,350,000 5.125
(d)
11/15/2046
2,405,134
Massachusetts Development Finance Agency RB for Merrimack
College Series 2022 (NR/BBB-)
2,075,000 5.000
07/01/2052
2,077,529
Massachusetts Development Finance Agency RB for Simmons
College Issue Series 2015 K-1 (Baa3/BB+)
1,950,000 5.000
10/01/2036
1,947,889
Massachusetts Development Finance Agency RB for Simmons
University issue, Series 2023 N (Baa3/BB+)
580,000 5.250
10/01/2039
583,332
1,450,000 5.000
10/01/2043
1,383,935
Massachusetts Development Finance Agency RB for Tufts
Medicine Issue Series 2024 E (NR/BBB-)
17,725,000 8.500
10/01/2026
17,941,302
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000 5.000
07/01/2044
23,664,639
113,323,043
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan - 1.8%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
$ 106,985,536 4.000%
(a)
04/01/2044
$ 82,653,698
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
665,000 5.500
04/01/2031
725,146
470,000 5.500
04/01/2033
509,228
280,000 5.500
04/01/2034
302,606
300,000 5.500
04/01/2035
323,339
245,000 5.500
04/01/2036
263,418
465,000 5.500
04/01/2037
498,844
495,000 5.500
04/01/2038
529,654
355,000 5.500
04/01/2039
378,290
690,000 5.500
04/01/2040
733,268
1,360,000 5.500
04/01/2045
1,429,305
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
900,000 5.000
04/01/2050
916,025
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
950,000 3.110
04/01/2028
888,401
450,000 3.244
04/01/2029
413,028
125,000 3.344
04/01/2030
112,445
475,000 3.644
04/01/2034
406,681
City of Detroit MI GO Bonds  Series 2020 (Baa2/BBB)
295,000 5.500
04/01/2032
320,270
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt
Social Bonds (Baa2/BBB)
675,000 4.000
04/01/2042
626,698
City of Detroit UT GO Bonds Series 2021A (Baa2/BBB)
2,750,000 5.000
04/01/2046
2,817,252
City of Detroit, County of Wayne, Unlimited Tax GO  Bonds Series
2023C (Tax Exempt) (Baa2/BBB)
1,200,000 6.000
05/01/2043
1,343,343
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series
2021A (Baa2/BBB)
725,000 4.000
04/01/2041
683,444
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (Baa2/BBB)
3,675,000 6.000
05/01/2039
4,175,441
City of Kalamazoo Economic Development Corporation Limited
Obligation RB for Heritage Community of Kalamazoo Revel
Creek Project Series 2020A (NR/NR)
3,880,000 5.000
05/15/2055
3,429,800
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333 4.000
(a)
04/01/2044
2,627,764
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
4,675,000 3.853
(i)
07/01/2032
4,612,118
Grand Rapids Charter township Economic Development Corp. RB
Refunding for United Methodist Retirement Communities, Inc.
Obligated Group Series 2020 (NR/NR)
7,875,000 5.000
05/15/2037
7,915,092
4,125,000 5.000
05/15/2044
3,996,405
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
900,000 6.000
01/01/2054
903,589
900,000 6.250
01/01/2059
909,164
Kentwood Economic Development Corp. RB for Holland Home
Obligated Group Series 2021 (NR/NR)
475,000 4.000
11/15/2045
402,479

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
$ 1,725,000 4.000%
11/15/2043
$ 1,491,423
Michigan Finance Authority Act 38 Facilities Senior RB for the
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
2,790,000 4.375
02/28/2054
2,626,081
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/A)
975,000 4.000
11/15/2050
865,171
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000 4.000
02/15/2050
1,413,100
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewerage Department
Sewage Disposal System Second Lien Series 2015 C (A1/A+)
1,600,000 5.000
07/01/2033
1,610,831
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Series 2015 D-1 (Aa3/AA-)
750,000 5.000
07/01/2035
754,340
Michigan Finance Authority Public School Academy Limited
Obligation Revenue & Revenue Refunding Bonds Series 2021
(NR/BB+)
800,000 4.000
12/01/2041
691,207
1,230,000 4.000
12/01/2051
988,553
Michigan Finance Authority Public School Academy Limited
Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,500,000 4.250
12/01/2039
1,275,300
1,190,000 5.000
12/01/2046
1,044,586
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
1,000,000 5.000
09/01/2040
993,494
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
475,000 4.000
09/01/2045
394,184
500,000 4.000
09/01/2050
396,141
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
7,225,000 3.267
06/01/2039
6,641,180
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
252,800,000 0.000
(e)
06/01/2065
26,286,144
Michigan Mathematics & Science Initiative RB Refunding Series
2021 (NR/BB+)
805,000 4.000
01/01/2031
774,998
1,115,000 4.000
01/01/2041
976,400
1,695,000 4.000
01/01/2051
1,381,840
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000 4.125
06/30/2035
2,502,786
Michigan Strategic Fund RB Refunding for United Methodist
Retirement Communities, Inc. Obligated Group Series 2020
(NR/NR)
1,875,000 5.000
05/15/2037
1,884,546
1,400,000 5.000
05/15/2044
1,356,355
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund Variable Rate Limited Obligation
RB for Graphic Packaging International Coated Recycled
Board Machine Project Green Bonds Series 2021
(Ba2/BB) (PUTABLE)
$ 6,700,000 4.000%
(a)(b)
10/01/2061
$ 6,682,036
Michigan tobacco Settlement Finance Authority RB for Capital
Appreciation Series 2007 B (NR/CCC-)
42,935,000 0.000
(e)
06/01/2052
5,396,758
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
365,435,000 0.000
(e)
06/01/2058
11,581,878
Star International Academy RB Refunding Series 2020 (NR/BBB)
4,080,000 5.000
03/01/2033
4,192,696
Tipton Academy Michigan Public School Academy RB Series 2021
(NR/BB)
4,955,000 4.000
06/01/2051
3,778,617
Universal Academy RB Refunding Series 2021 (NR/BBB-)
1,035,000 4.000
12/01/2040
956,935
214,783,815
Minnesota - 0.3%
City of St. Paul Housing & Redevelopment Authority Charter
School Lease RB for Higher Ground Academy Project Series
2023 (NR/BB+)
1,630,000 5.500
12/01/2057
1,666,557
City of Woodbury RB Refunding for Math & Science Academy
Series 2020 A (NR/BB+)
540,000 4.000
12/01/2040
474,155
425,000 4.000
12/01/2050
344,531
Duluth Economic Development Authority Health Care Facilities
RB for Essentia Health Obligated Group Series 2018A
(NR/A-)
18,575,000 5.250
02/15/2058
18,946,634
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
1,365,000 4.250
02/15/2048
1,310,826
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
1,400,000 4.000
07/01/2036
1,266,058
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
2,015,000 4.000
(c)
03/01/2027
2,050,911
685,000 4.200
(c)
03/01/2027
700,052
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
1,525,000 5.000
05/01/2032
1,526,318
2,400,000 5.000
05/01/2047
2,190,676
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000 4.000
12/01/2034
402,082
650,000 4.000
12/01/2040
573,641
31,452,441
Mississippi - 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB+)
4,000,000 2.375
06/01/2044
2,524,496

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
$ 1,225,000 5.000%
(d)
10/01/2030
$ 1,245,005
1,530,000 5.000
(d)
10/01/2033
1,543,916
850,000 4.000
(d)
10/01/2034
766,773
700,000 4.000
(d)
10/01/2035
620,535
750,000 4.000
(d)
10/01/2036
655,676
3,000,000 4.000
(d)
10/01/2041
2,455,911
9,812,312
Missouri - 0.5%
Branson Regional Airport Transport Development District Series
2018A, B, & C (NR/NR)
545,266 5.000
(a)(d)
*
04/01/2043
16,358
Branson Regional Airport Transport Development District Series
2018B & C (NR/NR)
2,752,991 5.000
(a)(d)
*
04/01/2043
82,590
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
950,000 4.000
03/01/2041
903,272
2,825,000 3.000
03/01/2046
2,194,945
Cape Girardeau County IDA Health Facilities RB Refunding for
South Eastern Health Series 2017 A (A1/A+)
1,925,000 5.000
03/01/2036
1,971,595
City of Branson Industrial Development Authority Tax Increment
Refunding RB for Branson Shoppes Redevelopment Project
Series 2017A (NR/NR)
2,050,000 4.000
11/01/2027
2,010,459
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
2,550,000 5.000
05/15/2041
2,567,843
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
1,065,000 5.000
09/01/2029
1,082,247
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
1,850,000 5.250
02/01/2048
1,934,453
1,130,000 5.250
02/01/2054
1,171,404
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
4,750,000 5.250
(d)
12/01/2048
4,755,742
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
785,000 3.500
11/01/2040
714,467
2,450,000 4.250
11/01/2050
2,061,345
Kansas City Missouri Industrial Development Authority Senior
Sales Tax RB Refunding and Improvement Bonds for Ward
Parkway Center Community Improvement District Series 2016
A (NR/NR)
1,000,000 5.000
(d)
04/01/2036
976,055
1,150,000 5.000
(d)
04/01/2046
1,063,463
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
830,000 5.000
09/01/2038
856,513
2,600,000 5.000
09/01/2048
2,632,919
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
$ 1,330,000 5.000%
09/01/2033
$ 1,323,048
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
400,000 3.000
10/01/2044
337,296
500,000 3.125
10/01/2049
410,586
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
1,375,000 3.125
05/01/2035
1,196,611
St. Louis IDA Financing RB Refunding for Ballpark Village
Development Project Series 2017 A (NR/NR)
3,250,000 4.750
11/15/2047
2,697,631
Stone Canyon Community Improvement District RB for Public
Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000 5.750 *
04/01/2027
350,000
Taney County IDA Sales Tax Revenue Improvement Bonds for Big
Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000 6.000
(d)
10/01/2049
4,182,858
The IDA of The City of Lee’S Summit Missouri Senior Living
Facilities RB John Knox Village Series 2024A (NR/NR)
4,725,000 5.000
08/15/2039
4,945,927
The IDA of The City of St. Louis Missouri Tax Increment and
Special District RB Union Station Phase 2 Redevelopment
Project Series 2024A (NR/NR)
2,300,000 5.750
06/15/2054
2,339,035
The Industrial Development Authority of The County of Cape
Girardeau Missouri Tax Increment and Special District RB
Westpark Mall Redevelopment Project Series 2024 (NR/NR)
5,600,000 5.750
(d)
05/01/2054
5,335,480
University City IDA Tax Increment Special District RB for Markets
at Olive Project Series 2023A (NR/NR)
1,965,000 4.875
06/15/2036
1,981,087
5,500,000 5.500
06/15/2042
5,559,439
57,654,668
Nevada - 0.3%
City of Henderson Local Improvement District No. T-21 Local
Improvement Bonds Series 2022 (NR/NR)
685,000 3.500
09/01/2045
535,680
465,000 4.000
09/01/2051
395,138
City of Las Vegas Nevada Special Improvement District No. 613
Sunstone Phases III and IV Local Improvement Bonds Series
2024 (NR/NR)
550,000 5.500
12/01/2053
563,919
City of Las Vegas Special Improvement District No. 813 for
Summerlin Village 26 Local Improvement Bonds Series 2017
(NR/NR)
275,000 4.250
06/01/2037
267,885
395,000 4.375
06/01/2042
385,023
455,000 4.500
06/01/2047
442,431
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
470,000 4.000
06/01/2039
439,567
1,285,000 4.000
06/01/2044
1,144,395
1,275,000 4.000
06/01/2049
1,092,406
City of Las Vegas Special Improvement District No. 815 Special
Assessment Series 2020 (NR/NR)
905,000 5.000
12/01/2049
878,826

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
$ 600,000 3.000%
06/01/2041
$ 468,315
1,270,000 3.125
06/01/2051
903,145
City of Las Vegas Special Improvement District No. 818
Summerlin Village 27 Local Improvement Bonds Series 2024
(NR/NR)
1,200,000 5.000
12/01/2054
1,198,685
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
320,000 4.250
06/01/2034
311,669
320,000 4.625
06/01/2043
308,299
555,000 4.625
06/01/2049
521,027
Director of The State of Nevada Department of Business and
Industry RB for Brightline West Passenger Rail Project Series
2020A-4 (NR/NR)
4,000,000 8.125
(a)(b)
01/01/2050
4,112,981
Henderson Local Improvement District No. T-16 Special
Assessment Limited Obligation Series 2005 (NR/NR)
590,000 5.125
03/01/2025
589,124
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
2,100,000 4.000
09/01/2035
1,920,079
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
3,700,000 4.000
07/01/2049
3,495,532
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
700,000 5.000
07/01/2030
728,556
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000 5.000
07/01/2045
2,664,610
2,825,000 5.000
07/01/2051
2,838,672
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000 4.125
(a)(b)
03/01/2036
5,007,584
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000 4.125
(a)(b)
03/01/2036
3,004,550
34,218,098
New Hampshire - 1.1%
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
2,300,000 5.250
07/01/2048
2,407,551
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
2,427,000 4.875
(d)
12/01/2033
2,424,536
National Finance Authority Special RB Easton Park Project Travis
County Texas - Districts 2 and 5 Series 2024 (NR/NR)
5,500,000 5.625
(d)
02/01/2030
5,484,107
National Finance Authority Special RB Emberly and Canterra
Creek Projects Fort Bend and Brazoria Counties Texas Series
2024 (NR/NR)
4,500,000 5.375
(d)
12/01/2031
4,479,332
National Finance Authority Special RB Grand Prairie Project
Harris County Texas Series 2024 (NR/NR)
4,550,000 5.875
(d)
12/15/2032
4,448,560
National Finance Authority Special RB Series 2024 (NR/NR)
18,375,000 5.375
(d)
12/15/2035
18,426,031
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
National Finance Authority Special RB Valencia Project Brazoria
County Texas Municipal Utility District Series 2024 (NR/NR)
$ 7,250,000 5.300%
(d)
12/01/2032
$ 7,269,203
National Finance Authority Specialty Pharmacy Limited Obligation
RB University Hospitals Home Care Services Inc. Series
2024A (NR/NR)
15,005,000 5.625
(d)
12/15/2033
15,282,162
6,965,000 6.250
(d)
12/15/2038
7,199,144
National Finance Authority Thomas Ranch Project Travis and
Burnet Counties Texas Improvement Districts Special Revenue
Capital Appreciation Bonds Series 2024 (NR/NR)
9,100,000 0.000
(d)(e)
12/01/2034
4,864,364
New Hampshire Business Finance Authority RB for Casella Waste
Systems, Inc. Series 2013 (B1/B+)
4,800,000 2.950
(a)(d)
04/01/2029
4,552,856
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 A (B3/B)
6,800,000 3.625
(a)(b)(d)
07/01/2043
5,603,927
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 B (AMT) (B3/B)
10,545,000 3.750
(a)(b)(d)
07/01/2045
8,888,685
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
12,450,000 4.000
01/01/2051
10,244,028
New Hampshire Health and Education Facilities Authority RB
for Dartmouth Hitchcock Health Obligated Group 2020 A
(AGM-CR) (NR/AA)
5,000,000 5.000
08/01/2059
5,468,406
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
2,150,000 5.000
08/01/2033
2,227,185
3,170,000 5.000
08/01/2035
3,277,987
2,000,000 5.000
08/01/2036
2,065,524
5,350,000 5.000
08/01/2037
5,518,415
2,935,000 5.000
08/01/2038
3,021,044
4,235,000 5.000
08/01/2039
4,350,691
1,710,000 5.000
08/01/2040
1,750,193
129,253,931
New Jersey - 4.0%
New Jersey Economic Development Authority Energy Facilities
RB for UMM Energy Partners, LLC Project Series 2012 A
(AMT) (Baa2/NR)
1,000,000 4.750
06/15/2032
1,000,014
1,000,000 5.000
06/15/2037
999,919
1,000,000 5.125
06/15/2043
998,883
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2037
500,586
1,150,000 5.000
07/01/2047
1,114,368
New Jersey Economic Development Authority RB Refunding for
New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000 3.000
08/01/2041
4,863,126
New Jersey Economic Development Authority Special Facilities
RB for Continental Airlines, Inc. Project Series 2000 A
(AMT) (Ba3/BB)
5,000,000 5.625
11/15/2030
5,013,648

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB)
$ 19,960,000 5.250%
09/15/2029
$ 19,980,056
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba3/BB)
5,000,000 5.625
11/15/2030
5,013,648
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
1,440,000 5.000
10/01/2047
1,452,253
New Jersey Economic Development Authority State Lease RB for
Health Department Project Series 2018 A (A2/A-)
2,470,000 5.000
06/15/2047
2,515,090
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A2/A-)
5,000,000 5.000
06/15/2042
5,118,312
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
1,000,000 5.375
01/01/2043
1,000,619
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa1/BB)
3,450,000 4.000
07/01/2042
2,487,197
New Jersey Educational Facilities Authority RB for Seton Hall
University Series 2020 C (AGM) (A1/AA)
1,110,000 3.250
07/01/2049
909,048
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology 2020 Series A (NR/BBB+)
1,710,000 5.000
07/01/2045
1,767,822
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology Series 2020 A (NR/BBB+)
3,350,000 3.000
07/01/2050
2,550,961
New Jersey Health Care Facilities Financing Authority
RB Refunding for University Hospital Series 2015 A
(AGM) (A1/AA)
9,700,000 4.125
07/01/2038
9,487,647
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
4,960,000 4.125
07/01/2054
4,725,761
7,440,000 5.250
07/01/2054
8,090,509
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
25,400,000 0.000
(e)
12/15/2034
17,544,923
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C
(AMBAC) (A2/A-)
93,770,000 0.000
(e)
12/15/2036
58,648,822
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A2/A-)
115,550,000 0.000
(e)
12/15/2035
75,625,037
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
47,575,000 0.000
(e)
12/15/2035
31,136,833
35,245,000 0.000
(e)
12/15/2038
20,077,681
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
$ 4,000,000 0.000%
(e)
12/15/2026
$ 3,750,741
1,900,000 0.000
(e)
12/15/2034
1,299,659
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2014 AA (A2/A-)
15,000,000 5.000
06/15/2038
15,008,411
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A2/A-)
1,000,000 5.250
06/15/2041
1,004,000
2,500,000 5.000
06/15/2045
2,503,600
1,770,000 5.000
06/15/2046
1,772,357
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
10,000,000 0.000
(e)
12/15/2030
8,108,314
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000 0.000
(e)
12/15/2033
8,058,103
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A2/A-)
52,985,000 0.000
(e)
12/15/2036
33,139,680
5,470,000 0.000
(e)
12/15/2037
3,265,231
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
3,280,000 0.000
(e)
12/15/2033
2,347,647
1,565,000 0.000
(e)
12/15/2036
978,835
5,000,000 0.000
(e)
12/15/2038
2,848,302
16,175,000 0.000
(e)
12/15/2039
8,764,369
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
1,130,000 5.000
06/15/2030
1,152,513
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
5,275,000 4.250
12/15/2038
5,335,374
New Jersey Transportation Trust Fund Authority RB Series 2018
(A2/A-)
3,500,000 5.000
12/15/2033
3,694,733
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
935,000 3.000
06/15/2050
720,081
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A2/A-)
5,000,000 4.000
06/15/2050
4,753,744
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
5,325,000 4.250
06/15/2044
5,279,044
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A2/A-)
7,000,000 5.250
06/15/2043
7,300,404
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A2/A-)
230,000 0.000
(e)
12/15/2032
171,856
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A2/A-)
5,200,000 4.250
06/15/2040
5,247,719
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000 4.125
01/01/2054
9,984,261

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
$ 1,500,000 4.500%
01/01/2048
$ 1,553,610
3,000,000 5.250
01/01/2052
3,255,032
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.500
07/01/2058
930,468
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
20,000,000 5.000
01/01/2048
20,146,036
South Jersey Transportation Authority Transportation System RB
2022 Series A (Baa2/BBB+)
1,500,000 4.625
11/01/2047
1,531,653
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
14,065,000 5.000
06/01/2046
14,046,038
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
11,570,000 6.750
(d)
12/01/2041
7,529,153
Union County Improvement Authority Solid Waste Disposal RB
Series 2019 (AMT) (NR/NR)
1,280,000 6.000
(d)
12/01/2025
1,219,814
469,323,545
New Mexico - 0.2%
City of Santa Fe RB for El Castillo Retirement Residences
Obligated Group Project Series 2019 A (NR/NR)
500,000 5.000
05/15/2044
500,397
1,000,000 5.000
05/15/2049
971,409
New Mexico Finance Authority Environmental Improvement RB
for Enchantment Water, LLC Project Series 2024 Blue Circular
Economy Bonds (NR/NR)
11,200,000 8.250
(d)
12/01/2045
11,346,521
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
500,000 4.000
09/01/2033
505,912
375,000 4.000
09/01/2034
378,563
300,000 4.000
09/01/2035
301,922
1,200,000 4.000
09/01/2040
1,173,461
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
4,825,000 4.250
(d)
05/01/2040
4,490,674
19,668,859
New York - 7.2%
Brooklyn Arena Local Development Corp. Pilot RB for Barclays
Center Project Series 2009 (Ba1/NR)
9,610,000 0.000
(e)
07/15/2045
3,613,594
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
1,435,000 3.000
07/15/2043
1,127,749
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
19,300,000 5.000
07/15/2042
19,521,170
Brooklyn Arena Local Development Corp. RB for Brooklyn Events
Center LLC Series 2009 (Ba1/NR)
5,740,000 0.000
(e)
07/15/2046
2,049,353
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
$ 1,155,000 5.000%
(d)
09/01/2049
$ 1,125,713
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/BB+)
1,175,000 5.000
06/15/2052
1,137,481
950,000 5.000
06/15/2057
910,300
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
670,000 5.000
07/01/2052
670,946
505,000 5.000
07/01/2056
502,968
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
4,920,000 5.000
(d)
12/01/2051
4,423,763
1,100,000 5.000
(d)
12/01/2055
974,128
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,750,000 5.250
07/01/2052
2,839,329
2,000,000 5.250
07/01/2057
2,060,477
5,000,000 5.250
07/01/2062
5,135,336
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
590,000 4.000
(d)
06/15/2051
470,166
450,000 4.000
(d)
06/15/2056
348,429
Build NYC Resource Corp. RB for Shefa School Series 2021 A
(NR/NR)
850,000 2.500
(d)
06/15/2031
759,795
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
6,125,000 6.500
(d)
07/01/2042
6,300,293
1,900,000 6.500
(d)
07/01/2052
1,930,354
1,850,000 6.500
(d)
07/01/2057
1,874,037
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
1,900,000 9.750
(d)
07/01/2032
1,852,744
Build NYC Resource Corporation RB for Classical Charter
Schools Project Series 2023A (NR/BBB-)
800,000 4.750
06/15/2058
769,458
Build NYC Resource Corporation RB for Unity Preparatory
Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000 5.500
(d)
06/15/2053
742,691
1,275,000 5.500
(d)
06/15/2063
1,297,368
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
1,100,000 4.750
06/01/2054
1,086,966
2,400,000 5.000
06/01/2064
2,408,964
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
4,100,000 4.500
05/01/2049
4,162,869
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000 4.125
03/01/2054
9,708,322
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000 4.000
03/01/2050
5,039,645
County of Westchester Industrial Development Agency Special
Facility RB Million Air Two LLC General Aviation Facilities
Project Series 2017A (Tax-Exempt-AMT) (NR/NR)
3,050,000 7.000
(d)
06/01/2046
3,194,311

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2024A
(Tax-Exempt) (Aa1/NR)
$ 16,565,000 4.000%
03/15/2054
$ 15,732,311
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB)
18,375,000 5.000
07/01/2046
18,474,901
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
1,030,000 5.000
07/01/2040
1,060,631
2,565,000 5.000
07/01/2045
2,610,770
5,775,000 5.000
07/01/2051
5,829,701
Empire State Development New York State Urban Development
Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000 3.000
03/15/2050
1,302,879
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
66,000,000 0.000
(d)(e)
06/01/2060
2,974,277
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB)
900,000 5.000
07/01/2033
915,564
850,000 5.000
07/01/2035
860,756
670,000 5.000
07/01/2036
677,674
Huntington Local Development Corp. RB for Gurwin Independent
Housing Obligated Group Series 2021 A (NR/NR)
5,060,000 5.250
07/01/2056
4,386,752
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A3/A-)
625,000 5.000
11/15/2027
637,025
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
7,950,000 4.750
11/15/2045
8,117,612
2,000,000 5.000
11/15/2050
2,063,333
2,000,000 5.250
11/15/2055
2,086,043
Metropolitan Transportation Authority RB Green Bond Series 2020
D-3 (A3/A-)
5,285,000 4.000
11/15/2050
4,958,926
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A3/A-)
950,000 4.000
11/15/2035
955,155
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-2 (A3/A-)
650,000 0.000
(e)
11/15/2040
315,840
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A3/A-)
16,330,000 5.250
11/15/2049
17,522,655
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A3/AA)
27,600,000 4.000
11/15/2048
26,186,739
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
735,000 5.000
11/15/2029
754,560
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000 4.000
11/15/2048
1,691,057
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020A-1 (A3/A-)
4,435,000 4.000
11/15/2040
4,392,924
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
$ 5,000,000 5.000%
11/15/2045
$ 5,209,886
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000 4.000
11/15/2050
9,456,923
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015C (A3/A-)
550,000 5.250
11/15/2028
558,110
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
4,415,000 4.000
11/15/2045
4,201,377
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
202,665,000 0.000
(e)
06/01/2060
12,402,591
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class F Series 2024 Tax-Exempt
Bonds (NR/NR)
2,500,000 5.250
12/15/2031
2,554,816
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
13,815,000 3.000
01/01/2046
10,782,974
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000 3.000
03/01/2049
12,211,051
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000 3.000
03/01/2049
1,453,309
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable
Rate Fiscal 2021 Series EE Subseries EE-1 and EE-2
(Aa1/AA+/A-1)
3,810,000 3.800
(a)(b)
06/15/2045
3,810,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable Rate
Fiscal 2022 Series DD Adjustable Rate Remarketed Securities
(Aa1/AA+)
2,090,000 4.000
(a)(b)
06/15/2033
2,090,000
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
5,000,000 4.000
05/01/2053
4,772,201
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000 0.000
(e)
06/01/2060
10,568,191
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
6,250,000 5.150
(d)
11/15/2034
6,255,377
21,095,000 5.375
(d)
11/15/2040
21,112,460
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
29,525,000 7.250
(d)
11/15/2044
29,558,998
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
42,270,000 5.000
(d)
11/15/2044
42,294,052
New York Liberty Development Corp. Revenue Refunding
Bonds for World Trade Center Project Series 2021A
(BAM-TCRS) (NR/AA)
10,585,000 3.000
11/15/2051
7,999,080

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
$ 1,350,000 2.625%
09/15/2069
$ 1,256,719
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,430,000 2.800
09/15/2069
1,318,704
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
150,000 3.560
07/01/2026
147,066
150,000 3.670
07/01/2027
144,783
60,000 3.760
07/01/2028
56,921
300,000 3.820
07/01/2029
279,959
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
715,000 4.000
07/01/2031
672,029
870,000 4.000
07/01/2032
807,595
925,000 4.000
07/01/2033
847,590
845,000 4.000
07/01/2035
751,844
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B3/B-)
1,600,000 4.000
07/01/2045
1,348,578
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (AGM) (A1/AA)
10,580,000 3.000
09/01/2050
7,933,533
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
3,160,000 4.000
09/01/2045
2,909,266
2,325,000 4.000
09/01/2050
2,085,250
New York State Dormitory Authority Revenues Non State
Supported Debt Series 2022 1- A (NR/AA-)
8,000,000 4.000
07/01/2051
7,746,766
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020 A (Aa1/NR)
1,695,000 4.000
03/15/2043
1,674,781
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000 2.875
(a)(b)(d)
12/01/2044
1,580,742
New York State Environmental Facilities Corporation Solid Waste
Disposal RB for Casella Waste Systems, Inc. Project Series
2020R-2 (B1/B+)
2,475,000 5.125
(a)(b)(d)
09/01/2050
2,573,563
New York State Thruway Authority General RB Series P (Aa3/A+)
2,070,000 5.000
01/01/2049
2,222,563
2,135,000 5.250
01/01/2054
2,307,445
New York State Thruway Authority New York State Personal
Income Tax Revenue Green Bonds, Series 2022C
(Climate Bond Certified) (NR/AA+)
5,000,000 5.000
03/15/2054
5,295,072
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
18,900,000 5.000
03/15/2058
19,989,868
30,000,000 5.000
03/15/2063
31,618,083
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
975,000 4.000
12/01/2040
971,553
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
$ 1,315,000 5.000%
01/01/2031
$ 1,351,162
4,665,000 5.000
01/01/2033
4,780,559
2,075,000 5.000
01/01/2034
2,122,835
10,465,000 4.000
01/01/2036
9,995,536
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
7,150,000 5.000
01/01/2036
7,294,099
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
9,000,000 4.000
10/01/2030
8,934,646
7,580,000 5.000
10/01/2035
7,861,076
12,975,000 5.000
10/01/2040
13,267,428
5,405,000 4.375
10/01/2045
5,146,329
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (AMT) (NR/NR)
10,000,000 4.000
04/30/2053
8,460,541
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
7,590,000 5.000
07/01/2041
7,590,132
8,500,000 5.000
07/01/2046
8,499,689
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
22,935,000 5.250
01/01/2050
22,934,491
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (AMT) (Baa2/NR)
10,000,000 4.000
07/01/2046
8,862,405
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
3,425,000 6.000
06/30/2054
3,663,583
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project (AMT) (Baa3/NR)
6,115,000 5.500
06/30/2054
6,414,556
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project Green Bonds (Baa3/NR)
17,250,000 5.000
06/30/2060
17,391,089
New York Transportation Development Corp. Special Facility RB
for Laguardia Airport Terminal B Redevelopment Project
Series 2016 A (AMT) (Baa2/NR)
2,500,000 4.000
07/01/2033
2,447,601
2,500,000 4.000
07/01/2041
2,293,024
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
6,485,000 5.250
08/01/2031
6,748,122
9,565,000 5.375
08/01/2036
10,010,752
New York Transportation Development Corporation Special
Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia
Airport Terminals C&D Redevelopment Project) (Baa3/BBB-)
6,875,000 5.625
04/01/2040
7,302,981
New York Transportation Development
Corporation Special Facilities RB, Series 2023
17,110,000 5.375
06/30/2060
17,613,758

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Niagara Area Development Corporation Tax-Exempt RB for
Catholic Health System, Inc. Project Series 2022 (B3/B-)
$ 2,650,000 5.000%
07/01/2052
$ 2,522,125
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
420,000 4.000
12/01/2032
426,232
710,000 4.000
12/01/2033
718,879
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
910,000 4.000
12/01/2038
909,776
1,470,000 3.000
12/01/2039
1,214,173
980,000 3.000
12/01/2040
796,152
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
780,000 4.000
07/01/2039
654,026
4,835,000 3.000
07/01/2044
3,218,608
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
2,300,000 6.000
(d)
09/01/2043
2,509,291
Onondaga Civic Development Corp. New York Tax-Exempt RR
Bonds Crouse Health Hospital Inc. Project Series 2024A
(NR/NR)
350,000 5.000
08/01/2031
361,192
325,000 5.000
08/01/2032
335,918
385,000 5.000
08/01/2033
398,011
900,000 5.125
08/01/2044
855,636
900,000 5.375
08/01/2054
803,696
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,850,000 5.250
08/01/2047
1,970,748
2,300,000 5.500
08/01/2052
2,477,484
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,510,000 4.250
05/01/2052
6,282,974
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO
RB Series 2024 (NR/NR)
13,800,000 5.750
12/01/2044
14,256,076
13,800,000 6.000
12/01/2053
14,325,817
The Orange County Funding Corporation Tax-Exempt RB Mount
Saint Mary College Project Series 2012A (NR/NR)
670,000 5.000
07/01/2042
569,303
Town of Hempstead Local Development Corp. Education RB for
Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000 5.500
06/15/2057
5,281,372
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Green Bonds Series 2024A (NR/AA+)
48,695,000 5.000
05/15/2054
51,991,057
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000 4.250
05/15/2058
9,962,093
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
15,000,000 4.125
05/15/2064
14,583,254
Westchester County Local Development Corp. RB Series 2016
(B1/BB+)
900,000 5.000
11/01/2033
897,199
1,415,000 5.000
11/01/2034
1,403,699
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Westchester County Local Development Corporation RB for
Westchester Medical Center Obligated Group Project Series
2016 (B1/BB+)
$ 725,000 5.000%
11/01/2030
$ 725,393
5,845,000 5.000
11/01/2046
5,617,105
Westchester County Local Development
Corporation RB, Series 2023
900,000 6.250
11/01/2052
1,005,668
Western Regional off-Track Betting Corp. RB Refunding Series
2021 (NR/NR)
1,785,000 4.125
(d)
12/01/2041
1,610,996
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
475,000 5.000
10/15/2039
481,011
1,180,000 5.000
10/15/2049
1,160,152
1,225,000 5.000
10/15/2054
1,189,806
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
2,820,000 5.000
10/15/2040
2,866,512
1,325,000 5.000
10/15/2050
1,317,297
843,063,598
North Carolina - 0.4%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
4,565,000 5.500
07/01/2047
4,917,798
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
6,740,000 5.250
07/01/2053
7,081,849
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
3,345,000 5.000
12/31/2037
3,351,030
North Carolina Department of Transportation Tax Exempt Private
Activity RB Series 2015 (NR/NR)
5,000,000 5.000
06/30/2054
4,968,550
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
365,000 4.000
09/01/2046
316,238
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
1,000,000 4.000
03/01/2041
916,196
6,025,000 4.000
03/01/2051
5,066,991
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,400,000 5.000
10/01/2045
1,384,214
3,260,000 5.000
10/01/2050
3,146,271
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (A2/AA-)
2,000,000 3.000
07/01/2045
1,638,159
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000 4.000
07/01/2039
1,389,320
1,650,000 5.000
07/01/2039
1,669,321
1,035,000 4.000
07/01/2044
907,265
1,160,000 5.000
07/01/2044
1,160,091
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB  Series 2024A (NR/NR)
1,460,000 5.000
10/01/2049
1,489,369

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB  Series 2024A (NR/NR) – (continued)
$ 2,745,000 5.125%
10/01/2054
$ 2,803,945
42,206,607
North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,925,000 3.000
12/01/2051
1,406,367
City of Horace North Dakota Refunding Improvement Bonds
Series 2024C (Baa3/NR)
1,350,000 5.000
05/01/2050
1,370,422
City of Horace North Dakota Temporary Refunding Improvement
Bonds Series 2024B (Baa3/NR)
2,250,000 4.850
08/01/2026
2,250,131
5,026,920
Ohio - 4.1%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
146,785,000 5.000
06/01/2055
130,088,838
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
8,200,000 3.000
06/01/2048
5,920,176
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
336,480,000 0.000
(e)
06/01/2057
30,362,138
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
3,330,000 4.000
06/01/2048
2,900,458
Centerville Ohio Health Care RB Refunding and Improvement for
Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000 5.250
11/01/2037
2,407,332
1,000,000 5.250
11/01/2047
952,904
2,320,000 5.250
11/01/2050
2,180,135
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB)
22,500,000 5.375
09/15/2027
22,523,544
Cleveland Clinic Health System Obligated Group State of Ohio
Hospital RB Series 2019E (Aa2/AA/A-1)
2,920,000 3.800
(a)(b)
01/01/2052
2,920,000
Cleveland-Cuyahoga County Port Authority Tax Allocation for
Flats East Bank TIF District Series 2021 B (NR/NR)
2,490,000 4.500
(d)
12/01/2055
2,138,801
Cleveland-Cuyahoga County Port Authority Tax Allocation
Refunding for Flats East Bank TIF District Series 2021 A
(NR/BB)
1,340,000 4.000
(d)
12/01/2055
1,104,980
Cleveland-Cuyahoga County Port Authority Tax-Exempt Refunding
and Improvement Lease RB for Constellation Schools Project
Series 2024A (NR/NR)
1,600,000 5.875
(d)
01/01/2049
1,564,787
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
6,425,000 7.000
(d)
07/01/2053
6,560,832
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
$ 1,505,000 5.000%
05/15/2032
$ 1,502,928
2,775,000 5.375
05/15/2037
2,804,266
3,910,000 5.500
05/15/2042
3,888,964
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
2,400,000 4.000
09/01/2040
2,118,522
825,000 4.000
09/01/2045
692,294
1,075,000 5.000
09/01/2049
1,039,742
County of Franklin Health Care Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
4,600,000 5.250
07/01/2041
4,753,422
12,065,000 5.500
07/01/2041
12,719,211
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
12,845,000 5.250
11/15/2055
12,136,892
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2015B (Ba2/BB)
1,470,000 4.000
11/15/2045
1,267,347
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
50,060,000 5.250
11/15/2048
50,516,297
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000 5.500
11/01/2059
4,475,638
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
9,110,000 5.250
02/15/2047
9,232,432
3,450,000 5.000
02/15/2057
3,453,785
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa2/BBB)
29,500,000 8.223
02/15/2040
32,432,093
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
7,520,000 5.000
02/15/2042
7,596,264
7,500,000 4.750
02/15/2047
7,350,431
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000 5.000
12/01/2051
12,810,802
Hamilton County Health Care RB Refunding for Life Enriching
Community Project Series 2012 (NR/NR)
2,000,000 5.000
01/01/2042
1,962,361
1,610,000 5.000
01/01/2046
1,545,705
Muskingum County Hospital Facilities RB Refunding for Genesis
Healthcare System Project Series 2013 (Ba2/BB+)
10,050,000 5.000
02/15/2048
9,793,822
Northeast Ohio Medical University RB Refunding Series 2021 A
(Baa1/NR)
450,000 3.000
12/01/2040
362,949
200,000 4.000
12/01/2045
179,299
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
10,610,000 4.500
(d)
01/15/2048
10,101,404
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,935,000 3.750
(d)
01/15/2028
1,927,011
4,230,000 4.250
(d)
01/15/2038
4,158,342

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
$ 4,790,000 5.000%
12/01/2050
$ 4,531,810
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000 5.000
01/15/2050
10,264,429
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
1,075,000 5.000
(d)
12/01/2033
1,074,992
2,085,000 5.000
(d)
12/01/2038
2,029,867
5,000,000 5.000
(d)
12/01/2048
4,650,469
Ohio State RB Refunding for University Hospitals Health System,
Inc. Obligated Group Series 2020 A (A2/A)
2,000,000 3.000
01/15/2045
1,573,199
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
2,750,000 4.375
(a)(b)
06/15/2056
2,707,669
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
2,000,000 5.125
12/01/2055
1,938,649
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
1,995,000 4.250
(d)
12/01/2050
1,780,601
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000 5.000
12/01/2046
4,060,138
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,800,000 6.000
09/01/2047
1,852,981
3,225,000 6.000
09/01/2052
3,302,233
State of Ohio Hospital RB for University Hospital Health System
Series 2021A (A2/A)
22,915,000 4.000
01/15/2046
21,888,094
State of Ohio Hospital RB Series 2020A (A2/A)
3,000,000 4.000
01/15/2050
2,799,317
toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
1,475,000 4.000
01/01/2043
1,387,385
950,000 4.000
01/01/2046
874,542
950,000 4.000
01/01/2051
850,324
2,520,000 4.000
01/01/2057
2,198,151
482,211,998
Oklahoma - 0.8%
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (B1/BBB-)
1,075,000 4.000
09/01/2045
885,568
Oklahoma County Finance Authority Charter School Lease RB
Astec Project Series 2024 (NR/NR)
900,000 6.000
(d)
06/15/2044
921,516
1,550,000 6.250
(d)
06/15/2054
1,594,987
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba2/BB)
31,535,000 5.500
08/15/2057
32,026,609
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000 4.000
08/15/2052
2,127,713
2,000,000 4.125
08/15/2057
1,805,028
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba2/BB)
2,050,000 5.250
08/15/2048
2,069,609
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba2/BB) – (continued)
$ 8,005,000 5.500%
08/15/2052
$ 8,139,131
Oklahoma Water Resources Board Revolving Fund RB for
Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
1,000,000 4.000
04/01/2048
968,725
4,000,000 4.125
04/01/2053
3,958,253
Tulsa Authority for Economic Opportunity Increment District
No. 8 Tax Allocation for Santa Fe Square Project Series 2021
(NR/NR)
7,130,000 4.375
(d)
12/01/2041
6,540,483
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000 5.500
12/01/2035
4,688,071
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
25,675,000 5.500
12/01/2035
25,719,279
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2015 (NR/B+)
5,670,000 5.000
(a)(b)
06/01/2035
5,692,429
97,137,401
Oregon - 0.1%
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000 5.250
11/15/2050
127,325
225,000 5.375
11/15/2055
220,894
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for
Samaritan Health Services Project 2020 Series A (NR/BBB+)
270,000 5.000
10/01/2028
280,783
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000 4.000
07/01/2047
2,236,514
The Hospital Facilities Authority of The City of Astoria Oregon RB
Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,175,000 5.250
08/01/2054
5,433,919
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,825,000 5.000
11/15/2051
1,544,731
9,844,166
Pennsylvania - 3.1%
Allegheny County Airport Authority Airport RB Series 2021A
(AMT) (A2/NR)
3,000,000 5.000
01/01/2056
3,057,361
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
32,000,000 4.000
04/01/2044
30,065,370
Allegheny County IDA Penn Hills Charter School of
Entrepeneurship Series A (NR/BB)
1,225,000 4.000
06/15/2041
1,072,403
975,000 4.000
06/15/2051
785,115
1,070,000 4.000
06/15/2056
839,098
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
3,150,000 5.125
05/01/2030
3,288,606
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB Series 2024A (NR/NR)
1,175,000 5.250
(d)
05/01/2042
1,191,128

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB for City Center Project Series
2022 (NR/NR)
$ 6,075,000 5.250%
(d)
05/01/2042
$ 6,065,903
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB Series 2024B (NR/NR)
2,900,000 6.000
(d)
05/01/2042
3,029,732
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba3/NR)
7,750,000 5.000
(d)
05/01/2042
7,853,509
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba3/NR)
150,000 5.000
(d)
05/01/2027
153,168
1,400,000 5.000
(d)
05/01/2032
1,418,035
15,735,000 5.000
(d)
05/01/2042
15,729,206
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba3/NR)
1,000,000 5.000
(d)
05/01/2033
1,016,129
3,000,000 5.000
(d)
05/01/2042
3,001,377
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/B+)
11,200,000 4.000
07/01/2051
9,417,696
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/B+)
4,005,000 5.000
07/01/2054
4,018,075
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000 5.000
10/01/2037
1,286,740
Cheltenham Township IDA Arcadia University RB Series of 2024
(NR/BBB-)
5,100,000 5.000
04/01/2044
4,951,673
1,800,000 5.750
04/01/2054
1,800,382
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
2,850,000 6.000
(d)
10/15/2052
2,957,254
Chester County IDA Student Housing RB for University Student
Housing, LLC Project West Chester University Series 2013 A
(Ba2/NR)
500,000 5.000
08/01/2035
499,975
1,000,000 5.000
08/01/2045
948,718
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (Aa3/AA)
2,325,000 4.000
06/01/2039
2,313,258
Cumberland County Municipal Authority RB Series 2015 (NR/NR)
745,000 5.000
01/01/2038
745,188
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
5,100,000 5.875
(d)
10/15/2040
4,137,292
17,325,000 6.250
(d)
10/15/2053
13,308,330
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/BB-)
950,000 5.000
(d)
10/15/2034
788,442
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
$ 2,375,000 5.375%
(d)
07/01/2039
$ 2,566,198
Doylestown Hospital Authority Commonwealth of Pennsylvania
Hospital RB 2013 Series A (B3/CCC)
2,000,000 5.000
07/01/2025
2,000,979
2,095,000 5.000
07/01/2026
2,096,295
555,000 5.000
07/01/2027
555,372
1,000,000 5.000
07/01/2028
1,000,744
Doylestown Hospital Authority RB Series 2016A (B2/NR)
180,000 4.000
(c)
07/01/2029
185,991
Doylestown Hospital Authority RB Series 2016A (B2/B+)
445,000 5.000
07/01/2041
449,007
1,620,000 4.000
07/01/2045
1,481,408
1,340,000 5.000
07/01/2046
1,348,593
Doylestown Hospital Authority RB Series 2019A (NR/NR)
415,000 5.000
(c)
07/01/2026
425,952
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000 5.000
12/01/2043
1,040,978
900,000 5.000
12/01/2048
825,057
1,750,000 5.000
12/01/2053
1,568,681
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (NR/AA-)
(3M USD LIBOR + 0.77%)
52,950,000 4.461
(i)
05/01/2037
50,238,727
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
750,000 5.000
03/01/2045
648,861
Latrobe Industrial Development Authority RB for Seton Hill
University Series of 2021 (NR/BBB-)
285,000 5.000
03/01/2032
293,162
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
450,000 4.000
03/01/2035
421,969
465,000 4.000
03/01/2036
431,424
275,000 4.000
03/01/2037
252,676
335,000 4.000
03/01/2039
300,126
250,000 4.000
03/01/2040
221,304
250,000 4.000
03/01/2041
218,612
625,000 4.000
03/01/2046
524,224
675,000 4.000
03/01/2051
542,413
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
3,420,000 5.250
07/01/2044
3,302,234
Mercer County Industrial Development Authority College RB for
Thiel College Project Series 2020 (NR/NR)
4,080,000 6.125
(d)
10/01/2050
3,077,466
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,900,000 5.000
11/01/2044
1,726,694
2,100,000 5.000
11/01/2049
1,853,111
Northeastern Pennsylvania Hospital & Education Authority RB for
King's College Project Series 2019 (NR/BBB)
945,000 5.000
05/01/2044
891,149
1,245,000 5.000
05/01/2049
1,146,638

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009B (B2/B)
$ 3,675,000 5.250%
(a)(b)
12/01/2038
$ 3,717,020
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009C (B2/B)
6,450,000 5.250
(a)(b)
12/01/2037
6,523,840
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000 5.250
07/01/2049
1,934,114
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000 5.000
07/01/2042
2,845,877
2,300,000 5.250
07/01/2046
2,419,501
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
2,250,000 4.000
07/01/2046
2,044,577
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
1,375,000 5.250
06/30/2053
1,411,099
6,825,000 6.000
06/30/2061
7,434,132
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
5,105,620
Pennsylvania Higher Educational Facilities Authority La Salle
University RB Series 2012 (NR/BB-)
2,695,000 5.000
05/01/2037
2,245,303
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD LIBOR + 0.65%)
10,850,000 3.903
(i)
07/01/2039
10,027,060
(3M USD LIBOR + 0.60%)
4,505,000 3.853
(i)
07/01/2027
4,467,899
Pennsylvania Higher Educational Facilities Authority RB for La
Salle University Series 2012 (NR/BB-)
5,645,000 5.000
05/01/2042
4,420,229
Pennsylvania Higher Educational Facilities Authority Student
Housing RB Refunding for University Properties, Inc. Student
Housing Project Series 2016 A (Baa3/NR)
365,000 5.000
07/01/2031
360,754
400,000 5.000
07/01/2035
381,317
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
1,705,000 5.250
06/15/2052
1,708,152
Philadelphia Authority for Industrial Development Charter School
RB for Tacony Academy Charter School Project Series 2023
(NR/BB+)
1,150,000 5.375
(d)
06/15/2038
1,179,394
1,600,000 5.500
(d)
06/15/2043
1,624,794
Philadelphia Authority For Industrial Development La Salle
University RB Series 2017 (NR/BB-)
3,480,000 4.000
05/01/2042
2,383,401
Philadelphia Authority For Industrial Development La Salle
University RB Series 2024 (NR/BB-)
18,735,000 6.250
(d)
05/01/2042
17,704,684
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
$ 2,225,000 5.000%
06/15/2050
$ 2,027,849
Philadelphia Authority for Industrial Development RB for MaST
Community Charter School II Series 2020 A (NR/BBB-)
310,000 5.000
08/01/2040
312,761
1,075,000 5.000
08/01/2050
1,079,879
Philadelphia Authority for Industrial Development The Children’S
Hospital of Philadelphia Project Hospital RB Series B-1 of
2024 (Aa2/AA/A-1+)
6,975,000 4.000
(a)(b)
07/01/2054
6,975,000
Philadelphia Hospitals and Higher Education Facilities Authority
RB for Temple University Health System Obligation Group
Series 2017 (Baa3/BBB)
3,000,000 5.000
07/01/2034
3,042,500
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
4,490,000 5.000
07/01/2032
4,564,711
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
1,435,000 5.000
11/15/2028
1,435,534
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
2,325,000 5.000
01/01/2038
2,341,971
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,112,941
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
555,000 5.000
10/01/2039
525,234
1,125,000 5.000
10/01/2049
984,370
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
8,998,000 7.000
06/30/2039
8,103,697
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
10,790,000 0.000
(f)
06/30/2044
7,576,949
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
4,730,000 0.000
(f)
06/30/2044
2,709,857
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
4,387,000 8.000
06/30/2034
4,450,881
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
2,188,000 6.000
06/30/2034
2,340,133
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
20,938,000 5.000
06/30/2039
20,183,711
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022A (NR/NR)
4,485,000 6.250
(d)
07/01/2057
4,549,736
Washington County Redevelopment Authority RB Refunding for
Victory Center Tax Increment Financing Project Series 2018
(NR/BB)
765,000 5.000
07/01/2028
767,325
1,000,000 5.000
07/01/2035
995,381

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
$ 1,400,000 4.000%
07/01/2037
$ 1,315,150
Westmoreland County Industrial Development Authority
Tax Exempt RB for Excela Health Project Series 2020A
(Baa2/NR) (Baa3/NR)
620,000 5.000
07/01/2028
639,248
365,348,793
Puerto Rico - 9.3%
GDB Debt Recovery Authority Bonds (NR/NR)
19,320,760 7.500
08/20/2040
18,934,345
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542 5.250
07/01/2038
3,920,433
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
7,950,000 5.000
(d)
07/01/2035
8,192,276
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
9,270,000 5.000
(d)
07/01/2037
9,589,929
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
42,415,000 5.000
(d)
07/01/2047
42,846,378
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2021 C (NR/NR)
9,400,000 3.500
(d)
07/01/2026
8,977,227
9,400,000 3.750
(d)
07/01/2027
8,776,188
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2022 A (NR/NR)
3,000,000 4.000
(d)
07/01/2042
2,817,890
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 A (NR/NR)
4,250,000 4.000
(d)
07/01/2042
4,011,706
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 B (NR/NR)
495,000 5.000
(d)
07/01/2025
496,822
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000 5.000
(d)
07/01/2037
1,066,609
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
35,800,000 4.000
(d)
07/01/2042
33,792,726
Puerto Rico Commonwealth GO Bonds (NR/NR)
51,958,937 0.010
(a)(f)(j)
11/01/2043
31,824,849
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
29,091,055 0.010
(a)(f)(j)
11/01/2051
15,527,351
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
35,656,897 0.010
(a)(f)(j)
11/01/2051
22,107,276
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047 0.010
(a)(f)(j)
11/01/2051
631,280
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
811,379 5.625
07/01/2029
864,309
16,610,960 5.750
07/01/2031
18,165,651
61,106,206 0.000
(e)
07/01/2033
41,336,863
3,435,196 4.000
07/01/2033
3,382,983
7,201,113 4.000
07/01/2035
7,019,940
10,253,482 4.000
07/01/2037
9,887,792
19,508,950 4.000
07/01/2041
18,446,019
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR) – (continued)
$ 51,667,776 4.000%
07/01/2046
$ 47,980,707
Puerto Rico Electric Power Authority Power RB (NR/NR)
450,000 5.000 *
07/01/2021
243,000
455,000 5.000 *
07/01/2027
245,700
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
1,905,000 4.800 *
07/01/2029
1,028,700
35,885,000 5.000 *
07/01/2042
19,377,900
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
715,000 7.250 *
07/01/2030
386,100
6,760,000 7.000 *
07/01/2033
3,650,400
14,065,000 6.750 *
07/01/2036
7,595,100
6,190,000 7.000 *
07/01/2040
3,342,600
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950 10.000 *
07/01/2022
906,633
Puerto Rico Electric Power Authority Power RB Series A-4
(NR/NR)
2,415,332 10.000 *
07/01/2019
1,304,279
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
1,160,000 5.250 *
07/01/2021
626,400
130,000 5.250 *
07/01/2023
70,200
550,000 5.250 *
07/01/2030
297,000
3,970,000 5.250 *
07/01/2031
2,143,800
Puerto Rico Electric Power Authority Power RB Series B-4
(NR/NR)
2,415,332 10.000 *
07/01/2019
1,304,279
Puerto Rico Electric Power Authority Power RB Series BBB
(NR/NR)
90,000 5.400 *
07/01/2028
48,600
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
1,315,000 5.000 *
07/01/2022
710,100
90,000 4.250 *
07/01/2023
48,600
60,000 4.500 *
07/01/2023
32,400
50,000 4.600 *
07/01/2024
27,000
210,000 4.625 *
07/01/2025
113,400
900,000 5.000 *
07/01/2025
486,000
25,000 5.000 *
07/01/2026
13,500
10,000,000 5.250 *
07/01/2026
5,400,000
65,000 4.800 *
07/01/2027
35,100
2,425,000 5.250 *
07/01/2027
1,309,500
4,980,000 5.000 *
07/01/2028
2,689,200
Puerto Rico Electric Power Authority Power RB Series DDD
(NR/NR)
575,000 5.000 *
07/01/2020
310,500
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
5,036,850 10.000 *
01/01/2021
2,719,899
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
5,036,850 10.000 *
07/01/2021
2,719,899
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
1,678,950 10.000 *
01/01/2022
906,633

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series EEE
(NR/NR)
$ 1,175,000 5.950%*
07/01/2030
$ 634,500
6,720,000 6.050 *
07/01/2032
3,628,800
115,000 6.250 *
07/01/2040
62,100
Puerto Rico Electric Power Authority Power RB Series SS
(NR/NR)
130,000 4.625 *
07/01/2030
70,200
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
300,000 4.200 *
07/01/2019
162,000
700,000 5.000 *
07/01/2025
378,000
9,895,000 5.000 *
07/01/2032
5,343,300
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
1,250,000 5.250
07/01/2032
1,236,097
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
2,000,000 5.500 *
07/01/2020
1,080,000
480,000 5.375 *
07/01/2022
259,200
1,100,000 5.250 *
07/01/2025
594,000
3,765,000 5.250 *
07/01/2033
2,033,100
18,715,000 5.500 *
07/01/2038
10,106,100
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
20,000 4.875 *
07/01/2027
10,800
44,005,000 5.250 *
07/01/2040
23,762,700
Puerto Rico Electric Power Authority Power RB Series YY
(NR/NR)
2,460,000 6.125 *
07/01/2040
1,328,400
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
65,000 3.700 *
07/01/2017
35,100
1,230,000 5.000 *
07/01/2017
664,200
145,000 4.250 *
07/01/2018
78,300
3,130,000 5.000 *
07/01/2019
1,690,200
260,000 4.250 *
07/01/2020
140,400
25,000 5.250 *
07/01/2020
13,500
80,000 4.375 *
07/01/2021
43,200
100,000 4.375 *
07/01/2022
54,000
65,000 5.000 *
07/01/2022
35,100
190,000 4.500 *
07/01/2023
102,600
1,275,000 5.250 *
07/01/2024
688,500
135,000 4.625 *
07/01/2025
72,900
2,475,000 5.250 *
07/01/2026
1,336,500
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds Series DDD (NR/NR)
215,000 3.300 *
07/01/2019
116,100
80,000 3.500 *
07/01/2020
43,200
155,000 3.625 *
07/01/2021
83,700
60,000 3.750 *
07/01/2022
32,400
730,000 3.875 *
07/01/2023
394,200
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
52,372,000 3.772
(i)
07/01/2029
50,940,778
Puerto Rico Electric Power Authority RB Refunding Series 2010
ZZ (NR/NR)
126,000 5.000 *
07/01/2024
68,040
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Series 2010 AAA
(NR/NR)
$ 1,489,000 5.250%*
07/01/2027
$ 804,060
3,634,000 5.250 *
07/01/2028
1,962,360
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
5,135,000 5.000 *
07/01/2037
2,772,900
Puerto Rico Electric Power Authority RB Series WW (NR/NR)
5,550,000 5.000 *
07/01/2028
2,997,000
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control Facilities
Financing Authority Dock and Wharf RB
1,355,000 6.500
01/01/2042
1,599,395
6,375,000 6.750
01/01/2045
7,578,500
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
2,750,000 6.500
01/01/2041
3,257,453
820,000 6.500
01/01/2042
967,900
2,300,000 6.750
01/01/2046
2,734,535
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000 0.000
(e)
07/01/2029
9,229
4,301,000 0.000
(e)
07/01/2031
3,305,853
5,295,000 0.000
(e)
07/01/2033
3,728,296
373,971,000 0.000
(e)
07/01/2046
120,299,964
206,225,000 0.000
(e)
07/01/2051
48,159,456
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
108,671,000 4.329
07/01/2040
107,181,588
562,000 4.536
07/01/2053
547,850
13,175,000 4.784
07/01/2058
12,939,236
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
3,939,000 4.500
07/01/2034
3,946,220
54,641,000 4.750
07/01/2053
53,825,232
184,832,000 5.000
07/01/2058
184,140,821
1,090,770,034
Rhode Island - 0.5%
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
21,500,000 5.250
05/15/2054
22,569,412
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
10,000,000 4.125
05/15/2053
9,626,515
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(Non-AMT) (GNMA COLL) (Aa1/AA+)
7,290,000 4.600
10/01/2049
7,237,226
tobacco Settlement Financing Corp. RB Asset-Backed Bonds
Series 2007 B (NR/CCC-)
124,220,000 0.000
(e)
06/01/2052
18,249,272
Tobacco Settlement Financing Corporation Tobacco Settlement
Asset-Backed Bonds Series 2015B (NR/NR)
2,750,000 5.000
06/01/2050
2,751,777
60,434,202

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina - 0.4%
Lancaster County Assessment RB for Edgewater Improvement
District Series 2003 A (NR/NR)
$ 2,377,000 6.875%
11/01/2035
$ 2,379,006
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
6,160,000 5.250
(d)
06/15/2052
5,793,684
5,615,000 5.250
(d)
06/15/2057
5,219,653
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
6,925,000 4.500
11/01/2054
6,889,484
4,550,000 5.500
11/01/2054
4,983,615
South Carolina Jobs-Economic Development Authority Healthcare
RB for Beaufort Memorial Hospital & South of Broad
Healthcare Project Series 2024 (NR/BB)
2,525,000 5.750
11/15/2054
2,660,867
South Carolina Jobs-Economic Development Authority RB for
ACTS Retirement-Life Communities, Inc. Obligated Group
Series 2018 C (NR/NR)
2,150,000 5.000
11/15/2047
2,180,963
South Carolina Public Service Authority Revenue Obligations 2015
Tax Exempt Series E (NR/A-)
5,000,000 5.250
12/01/2055
5,026,720
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (AGM) (A1/AA)
9,000,000 5.000
12/01/2052
9,414,872
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
2,000,000 3.000
04/15/2049
1,526,970
State of South Carolina Public Service Authority Revenue
Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000 4.000
12/01/2052
4,752,796
50,828,630
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
1,050,000 4.000
08/01/2056
847,857
1,450,000 4.000
08/01/2061
1,145,684
1,993,541
Tennessee - 0.3%
City of Chattanooga Health, Educational & Housing Board RB for
Commonspirit Health Series 2019A-2 (A3/A-)
4,750,000 5.000
08/01/2049
4,838,884
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,230,000 4.000
07/01/2040
1,162,209
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
2,000,000 5.500
07/01/2059
2,133,946
4,000,000 5.000
07/01/2064
4,085,747
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment RB Series 2021A
(NR/NR)
1,150,000 4.000
(d)
06/01/2051
993,749
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment Revenue Capital
Appreciation Bonds Series 2021B (NR/NR)
$ 2,825,000 0.000%
(d)(e)
06/01/2043
$ 1,168,494
Memphis-Shelby County Industrial Development Board Tax
Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000 4.750
07/01/2027
89,670
4,100,000 5.625
01/01/2046
2,768,314
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities RB Refunding for Trevecca Nazarene
University Project Series 2019 (NR/NR)
335,000 5.000
10/01/2029
344,208
410,000 5.000
10/01/2039
418,712
500,000 5.000
10/01/2048
502,054
Metropolitan Nashville Airport Authority Airport Subordinate RB
Series 2022B (AMT) (A2/NR)
6,950,000 5.000
07/01/2054
7,103,589
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000 5.125
(d)
06/01/2036
862,212
The Health, Educational and Housing Facility Board of The County
of Shelby Tennessee Student Housing RB Madrone Memphis
Student Housing I LLC - University of Memphis Project Series
2024A-1 (NR/BB+)
900,000 5.000
(d)
06/01/2044
904,257
2,025,000 5.250
(d)
06/01/2056
2,038,960
The Industrial Development Board of The City of Kingsport
Tennessee Exempt Facility Bonds for Domtar Project Series
2024 (B1/B+) (PUTABLE)
3,875,000 5.250
(a)(b)(d)
12/01/2054
3,890,658
33,305,663
Texas - 8.4%
Argyle Special Assessment RB for Waterbrook of Argyle Public
Improvement District Project Series 2018 (NR/NR)
400,000 4.625
(d)
09/01/2028
402,757
2,340,000 5.125
(d)
09/01/2038
2,346,825
2,580,000 5.250
(d)
09/01/2047
2,587,539
Arlington Higher Education Finance Corp. Education RB for Basis
Texas Charter Schools Inc. Series 2024 (Ba2/NR)
970,000 4.875
(d)
06/15/2054
942,650
900,000 4.875
(d)
06/15/2059
865,863
1,100,000 5.000
(d)
06/15/2064
1,070,432
Arlington Higher Education Finance Corp. Education RB for Great
Hearts America - Texas Series 2024A (Baa3/NR)
1,100,000 5.000
08/15/2054
1,074,092
Arlington Higher Education Finance Corp. Education RB for
Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
10,500,000 4.000
02/15/2054
9,836,649
Arlington Higher Education Finance Corp. Education RB for
Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000 6.750
(d)
02/15/2062
5,635,295
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,495,000 5.625
08/15/2052
1,370,868
1,780,000 5.750
08/15/2057
1,642,704
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
305,000 4.000
08/15/2036
281,642
560,000 4.000
08/15/2041
487,501

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB) – (continued)
$ 810,000 4.000%
08/15/2046
$ 678,160
Arlington Higher Education Finance Corporation Education RB for
Basis Texas Charter Schools Series 2023 (Ba2/NR)
2,285,000 4.875
(a)(b)(d)
06/15/2056
2,298,049
Aubrey Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
5,000,000 4.000
02/15/2052
4,753,811
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000 5.000
01/01/2029
1,491,972
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RR Bonds, Series 2017A (NR/BB+)
450,000 5.000
01/01/2032
452,785
450,000 5.000
01/01/2033
452,517
Bastrop County Special Assessment for Double Eagle Ranch
Public Improvement District Area One Project RB Series 2023
(NR/NR)
900,000 5.375
(d)
09/01/2053
909,451
Bastrop County, Special Assessment RB, Series 2024 Double Eagle
Ranch Public Improvement District Improvement Area #2
Project (NR/NR)
505,000 5.250
09/01/2044
503,198
675,000 5.500
09/01/2054
667,870
Board of Managers, Joint Guadalupe County - City of Seguin
Hospital Mortgage Improvement RB Refunding Bonds Series
2015 (NR/BB)
3,575,000 5.250
12/01/2035
3,579,958
2,435,000 5.000
12/01/2040
2,391,557
Brazoria County Industrial Development Corp. Solid Waste
Disposal Facilities RB for Aleon Renewable Metals Project
(NR/NR)
6,600,000 10.000
(a)(b)(d)
06/01/2042
5,940,000
Caddo Mills Independent School District Unlimited Tax School
Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000 4.250
02/15/2053
5,028,392
Cedar Bayou Navigation District Special Assessment Series 2020
(NR/NR)
9,415,000 6.000
09/15/2051
7,666,066
Celina Independent School District Unlimited Tax School Building
Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
10,000,000 4.000
02/15/2053
9,516,298
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A3/A+)
3,670,000 3.000
01/01/2046
2,876,896
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
2,190,000 6.500
(d)
09/01/2048
2,263,165
City Of Anna Special Assessment RB for Anacapri Public
Improvement District Improvement Area 1 Project, Series 2023
(NR/NR)
2,300,000 7.375
(d)
09/15/2052
2,421,301
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,931,000 6.000
(d)
09/01/2052
1,965,573
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
$ 450,000 5.500%
(d)
09/15/2044
$ 450,224
City of Anna Special Assessment RB for The Woods at Lindsey
Place Public Improvement District Improvement Area #1
Project Series 2023 (NR/NR)
1,375,000 5.875
(d)
09/15/2053
1,422,435
City of Anna Texas A Municipal Corporation of The State of Texas
Located in Collin County Special Assessment RB Series 2024
(NR/NR)
1,100,000 5.750
(d)
09/15/2054
1,099,375
City of Aubrey Special Assessment for Aubrey Public Improvement
District No. 1 RB Series 2023 (NR/NR)
1,425,000 5.875
(d)
09/01/2043
1,451,771
1,475,000 6.000
(d)
09/01/2053
1,500,318
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
1,620,000 6.000
(d)
09/01/2045
1,713,665
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
4,150,000 5.125
(d)
11/01/2033
4,115,487
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Improvement Area #3 Series 2024
(NR/NR)
650,000 5.250
(d)
11/01/2053
649,150
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
1,170,000 5.500
(d)
11/01/2051
1,194,382
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000 4.750
(d)
09/01/2031
545,430
1,540,000 5.000
(d)
09/01/2041
1,450,782
1,907,000 5.250
(d)
09/01/2051
1,810,201
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
430,000 3.750
(d)
09/01/2040
367,074
1,451,000 4.000
(d)
09/01/2050
1,189,370
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000 4.250
(d)
09/01/2041
403,818
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
1,021,000 5.000
(d)
09/01/2051
983,248
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
1,624,000 6.000
(d)
09/01/2053
1,642,012
City of Celina Special Assessment RB for Cross Creek Meadows
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
2,105,000 5.500
(d)
09/01/2053
2,119,929
1,424,000 6.125
(d)
09/01/2053
1,448,706
City of Celina Special Assessment RB for Harper Estates Public
Improvement District Project Series 2023 (NR/NR)
6,576,000 6.750
(d)
09/01/2052
6,653,851
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
812,000 3.375
(d)
09/01/2042
630,373
3,549,000 4.000
(d)
09/01/2052
2,871,271

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Mosaic Public
Improvement District Phase #1 Project Series 2023 (NR/NR)
$ 1,225,000 5.125%
(d)
09/01/2043
$ 1,232,793
1,676,000 5.500
(d)
09/01/2053
1,704,124
City of Celina Special Assessment RB for Parks at Wilson Creek
Series 2021 (NR/NR)
67,000 2.750
(d)
09/01/2026
65,001
152,000 3.500
(d)
09/01/2026
149,508
240,000 3.250
(d)
09/01/2031
221,042
446,000 4.000
(d)
09/01/2031
428,515
1,134,000 3.500
(d)
09/01/2041
931,208
959,000 4.250
(d)
09/01/2041
857,615
1,916,000 4.000
(d)
09/01/2051
1,543,987
1,410,000 4.500
(d)
09/01/2051
1,235,458
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
1,604,000 6.500
(d)
09/01/2043
1,625,793
2,100,000 6.750
(d)
09/01/2053
2,130,609
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
701,000 6.250
(d)
09/01/2042
713,124
1,365,000 5.750
(d)
09/01/2052
1,390,337
1,175,000 6.500
(d)
09/01/2052
1,196,117
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,215,000 5.625
(d)
09/01/2052
1,241,289
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000 4.000
(d)
09/01/2043
782,219
933,000 4.125
(d)
09/01/2051
776,333
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
1,200,000 5.750
(d)
09/01/2054
1,232,592
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
400,000 5.500
(d)
09/01/2046
404,666
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
1,125,000 5.625
09/01/2038
1,147,635
1,686,000 5.750
09/01/2047
1,702,495
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Improvement Area #2
Project Series 2024 (NR/NR)
1,600,000 5.125
(d)
09/01/2044
1,595,218
2,300,000 5.500
(d)
09/01/2054
2,326,662
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Phase #1B Project Series
2024 (NR/NR)
400,000 5.375
(d)
09/01/2053
401,957
City of Celina Texas Municipal Corp. Special Assessment RB for
North Sky Public Improvement District Improvement Area
#1B Project Series 2024 (NR/NR)
609,000 5.000
09/01/2044
597,837
436,000 5.250
09/01/2052
434,277
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#2-3 Project
Series 2019 (NR/NR)
$ 2,330,000 4.250%
(d)
09/01/2049
$ 2,003,529
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#4 Project
Series 2020 (NR/NR)
1,800,000 4.125
(d)
09/01/2050
1,506,827
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
175,000 4.750
(d)
09/01/2031
171,943
370,000 5.250
(d)
09/01/2041
369,316
500,000 5.500
(d)
09/01/2050
502,115
City of Corpus Christi Special Assessment RB for Whitecap Public
Improvement District No. 1 Improvement Area #1 Project
Series 2024 (NR/NR)
1,050,000 6.125
09/15/2044
1,056,324
1,825,000 6.500
09/15/2054
1,840,003
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
137,000 4.125
(d)
09/15/2026
135,982
261,000 4.750
(d)
09/15/2031
261,057
900,000 4.250
(d)
09/15/2041
809,133
500,000 5.000
(d)
09/15/2041
489,515
1,400,000 4.500
(d)
09/15/2051
1,231,847
650,000 5.250
(d)
09/15/2051
638,076
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
4,500,000 6.125
(d)
09/15/2052
4,695,004
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Single Family Residential Major
Improvement Project Series 2022 (NR/NR)
1,580,000 6.750
(d)
09/15/2052
1,670,240
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022B (NR/NR)
1,325,000 5.750
(d)
09/01/2052
1,275,794
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024B (NR/NR)
2,250,000 6.250
(d)
09/01/2054
2,245,955
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
1,413,000 5.250
(d)
09/01/2052
1,407,416
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
1,595,000 5.750
(d)
09/01/2054
1,587,517
City of Decatur, Texas,
1,963,000 6.875
(d)
09/15/2054
2,015,895
City of Dorchester Texas Special Assessment RB Series 2024
(NR/NR)
950,000 6.000
(d)
09/15/2044
932,630
1,200,000 7.000
(d)
09/15/2044
1,178,404
1,350,000 6.250
(d)
09/15/2054
1,312,017
1,313,000 7.250
(d)
09/15/2054
1,277,992

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
$ 1,219,000 5.500%
(d)
09/01/2053
$ 1,232,765
City of Dripping Springs Texas Special Assessment RB Series 2024
(NR/NR)
770,000 5.250
(d)
09/01/2054
739,481
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
2,571,000 4.000
(d)
09/01/2051
2,056,358
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
692,000 3.875
(d)
08/15/2040
585,667
994,000 4.125
(d)
08/15/2050
842,210
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
900,000 5.375
(d)
08/15/2044
896,493
1,350,000 5.750
(d)
08/15/2054
1,353,667
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
925,000 3.750
(d)
08/15/2041
784,737
1,656,000 4.000
(d)
08/15/2051
1,365,364
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
2,275,000 6.000
(d)
08/15/2052
2,329,795
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000 4.250
(d)
08/15/2049
1,200,589
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Series 2018 (NR/NR)
910,000 4.350
(d)
08/15/2039
850,625
1,920,000 4.500
(d)
08/15/2048
1,752,726
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
1,000,000 4.375
(d)
08/15/2052
869,703
City of Fate, Texas Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
1,286,000 5.375
(d)
08/15/2053
1,269,361
City of Forney Special Assessment RB for Bellagio Public
Improvement District No. 1 RB Series 2023 (NR/NR)
7,112,000 6.500
(d)
09/15/2053
7,032,659
City of Friendswood Special Assessment RB for Friendswood
City Center Public Improvement District Initial Major
Improvements Project Series 2024 (NR/NR)
6,650,000 7.000
09/15/2054
6,638,033
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
961,000 4.125
(d)
09/15/2042
864,828
617,000 4.250
(d)
09/15/2047
546,853
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
4,345,000 5.000
09/01/2047
4,281,419
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
1,390,000 4.500
09/01/2037
1,335,180
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR) – (continued)
$ 2,435,000 5.000%
09/01/2044
$ 2,432,184
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
2,235,000 4.500
09/01/2032
2,208,592
4,715,000 4.500
09/01/2038
4,453,630
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
1,852,000 4.000
(d)
09/01/2051
1,499,149
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000 4.375
(d)
09/01/2049
2,167,216
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB)
9,895,000 5.000
07/15/2028
10,113,317
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba3/NR)
2,250,000 5.500
07/15/2038
2,377,964
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB)
4,430,000 5.000
07/15/2028
4,527,741
City of Houston Airport System Special Facilities RB for United
Airlines, Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba3/NR)
8,250,000 5.500
07/15/2039
8,706,320
City of Houston Airport System Special Facilities Refunding RB
for United Airlines, Inc. Terminal Improvement Projects Series
2015B-1 (AMT) (NR/BB)
900,000 5.000
07/15/2030
904,325
City of Huntsville Special Assessment RB for The Reserves of
Huntsville Public Improvement District Series 2024 (NR/NR)
670,000 5.375
(d)
09/15/2044
676,439
642,000 5.625
(d)
09/15/2054
645,192
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
1,000,000 4.000
(d)
09/01/2056
809,546
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
2,491,000 4.000
(d)
09/01/2051
2,056,342
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
2,329,000 4.000
(d)
09/01/2056
1,922,756
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project , Series
2023 (NR/NR)
1,950,000 5.625
(d)
09/01/2058
1,986,330
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
1,978,000 4.000
(d)
09/01/2051
1,673,120
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
575,000 3.625
(d)
09/15/2041
483,915

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
$ 620,000 6.000%
(d)
09/15/2052
$ 637,721
City of Kaufman Special Assessment RB Kaufman Public
Improvement District No. 3 Project Series 2024 (NR/NR)
1,325,000 5.250
(d)
09/15/2044
1,296,165
1,323,000 5.500
(d)
09/15/2054
1,284,588
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
2,050,000 5.250
(d)
09/01/2043
2,086,618
1,297,000 5.500
(d)
09/01/2047
1,327,468
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
700,000 3.750
(d)
09/01/2041
612,927
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,405,000 4.625
(d)
09/01/2039
1,374,026
900,000 4.750
(d)
09/01/2044
866,662
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
1,310,000 3.625
(d)
09/01/2040
1,118,917
1,400,000 4.000
(d)
09/01/2046
1,205,280
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Project Series 2022 (NR/NR)
211,000 4.125
(d)
09/01/2027
210,302
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
1,225,000 4.875
(d)
09/01/2044
1,216,687
City of Kyle Special Assessment RB Porter Country Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
3,507,000 6.000
(d)
09/01/2053
3,538,406
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000 5.000
09/01/2042
1,898,628
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.750
(d)
09/01/2053
1,008,374
City of Kyle, Texas Special Assessment RB Limestone Creek
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,680,000 5.750
(d)
09/01/2053
1,698,659
City of Kyle, Texas Special Assessment RB Plum Creek North
Public Improvement District Improvement Area #2 Project for
Series 2024 (NR/NR)
523,000 5.000
(d)
09/01/2044
526,314
705,000 5.375
(d)
09/01/2054
709,890
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
2,000,000 6.000
(d)
09/01/2054
2,030,178
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
990,000 3.750
09/01/2042
843,849
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
500,000 5.000
(d)
09/15/2044
505,040
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR) – (continued)
$ 400,000 5.375%
(d)
09/15/2052
$ 404,678
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #2A-2B Project
Series 2024 (NR/NR)
616,000 5.125
(d)
09/15/2044
611,007
700,000 5.500
(d)
09/15/2054
695,544
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
565,000 4.250
(d)
09/15/2039
517,421
2,415,000 4.500
(d)
09/15/2049
2,143,593
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
850,000 5.000
(d)
09/15/2049
801,369
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000 4.000
(d)
09/15/2042
1,900,345
900,000 4.375
(d)
09/15/2042
826,251
4,978,000 4.125
(d)
09/15/2052
4,153,647
1,396,000 4.500
(d)
09/15/2052
1,250,000
City of Lewisville, Texas, Special Assessment RB, Series 2023
(Lakeside Crossing Public Improvement District) (NR/NR)
1,500,000 8.000
(d)
09/01/2053
1,572,660
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
1,890,000 4.000
(d)
09/01/2054
1,553,150
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
145,000 3.500
(d)
09/01/2027
139,227
275,000 3.875
(d)
09/01/2032
252,030
550,000 4.125
(d)
09/01/2042
478,740
900,000 4.375
(d)
09/01/2052
772,049
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
700,000 3.500
(d)
09/15/2041
557,798
830,000 4.125
(d)
09/15/2041
727,898
900,000 4.000
(d)
09/15/2051
726,148
1,125,000 4.375
(d)
09/15/2051
939,267
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
295,000 4.500
(d)
09/15/2040
277,539
525,000 4.625
(d)
09/15/2049
481,027
City of Manor Special Assessment RB for Manor Heights Public
Improvement District Improvement Area #3 Project Series
2023 (NR/NR)
597,000 5.500
(d)
09/15/2053
601,401
City of Manor Texas a Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
600,000 5.625
(d)
09/15/2054
608,991
City of Marble Falls Texas Special Assessment RB Series 2024
(NR/NR)
904,000 6.375
(d)
09/01/2044
889,609
502,000 7.375
(d)
09/01/2044
496,604
1,100,000 6.625
(d)
09/01/2054
1,077,838
1,024,000 7.625
(d)
09/01/2054
1,009,914

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
$ 110,000 4.125%
(d)
09/01/2026
$ 108,078
150,000 4.625
(d)
09/01/2031
143,144
900,000 4.125
(d)
09/01/2041
796,100
450,000 4.875
(d)
09/01/2041
406,943
1,370,000 4.375
(d)
09/01/2051
1,171,134
520,000 5.125
(d)
09/01/2051
481,975
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
780,000 4.250
(d)
09/15/2039
728,916
2,950,000 4.375
(d)
09/15/2049
2,650,367
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
585,000 3.625
(d)
09/15/2041
490,744
820,000 4.000
(d)
09/15/2051
676,745
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
2,430,000 5.750
(d)
09/15/2052
2,430,125
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
1,155,000 5.750
(d)
09/15/2039
1,168,681
2,055,000 6.000
(d)
09/15/2049
2,100,926
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
2,405,000 5.875
(d)
09/15/2039
2,445,805
5,200,000 5.125
(d)
09/15/2048
5,061,466
3,830,000 6.125
(d)
09/15/2048
3,915,939
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,475,000 5.500
(d)
09/01/2043
1,522,832
4,570,000 5.750
(d)
09/01/2053
4,712,538
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
452,000 5.375
(d)
09/01/2043
462,093
1,110,000 5.625
(d)
09/01/2053
1,133,534
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Project, Series
2023 (NR/NR)
916,000 5.625
(d)
09/01/2053
936,697
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-3 Projects Series
2024 (NR/NR)
506,000 5.000
(d)
09/01/2044
501,666
460,000 5.250
(d)
09/01/2053
449,616
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
55,000 4.125
(d)
09/15/2031
54,243
420,000 4.500
(d)
09/15/2041
391,484
1,540,000 4.125
(d)
09/15/2051
1,250,920
510,000 4.750
(d)
09/15/2051
471,523
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
$ 2,310,000 5.375%
(d)
09/15/2052
$ 2,285,969
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
1,300,000 6.125
(d)
09/15/2052
1,321,974
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023
769,000 6.375
(d)
09/01/2053
789,011
City of New Braunfels Special Assessment RB for Solms Landing
Public Improvement Project Series 2021 (NR/NR)
141,000 3.625
(d)
09/01/2026
136,797
320,000 4.250
(d)
09/01/2031
300,962
782,000 4.500
(d)
09/01/2041
696,069
1,355,000 4.750
(d)
09/01/2051
1,189,783
City of New Braunfels Utility System RB Refunding Series 2024
(Aa1/NR)
17,500,000 4.000
07/01/2055
16,107,268
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
361,000 5.250
(d)
09/01/2040
362,775
355,000 5.625
(d)
09/01/2040
356,466
540,000 4.125
(d)
09/01/2049
468,505
932,000 5.375
(d)
09/01/2050
934,764
City of Oak Point A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.625
(d)
09/15/2054
985,940
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
1,175,000 3.750
(d)
09/01/2040
1,009,877
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
1,320,000 4.125
(d)
09/01/2048
1,158,684
1,440,000 4.500
(d)
09/01/2048
1,312,318
City of Oak Point Texas Special Assessment RB Series 2024
(NR/NR)
900,000 5.250
(d)
09/15/2054
864,215
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa3/NR)
3,725,000 4.000
08/01/2049
3,539,899
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
600,000 5.500
(d)
09/15/2042
603,244
1,350,000 5.625
(d)
09/15/2052
1,360,561
1,928,000 6.125
(d)
09/15/2052
1,978,607
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
550,000 5.500
(d)
09/15/2042
552,973
1,200,000 5.625
(d)
09/15/2052
1,209,388
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Improvement Area #1B Project Series
2023 (NR/NR)
926,000 5.625
(d)
09/15/2048
939,493

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
$ 3,701,000 6.000%
(d)
09/15/2052
$ 3,792,797
1,480,000 6.500
(d)
09/15/2052
1,527,006
City of Plano Special Assessment RB, Series 2023
1,285,000 7.500
(d)
09/15/2053
1,359,932
City of Plano Special Assessment RB, Series 2023
1,610,000 8.250
(d)
09/15/2043
1,700,108
2,575,000 8.500
(d)
09/15/2053
2,719,106
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000 4.375
(d)
09/01/2052
920,818
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2018 (NR/NR)
2,460,000 4.875
(d)
09/01/2048
2,400,043
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
126,000 3.875
(d)
09/01/2040
109,610
175,000 4.125
(d)
09/01/2050
150,451
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
400,000 4.875
09/01/2039
392,537
835,000 5.000
09/01/2049
813,997
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
398,000 4.000
(d)
09/01/2051
330,552
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project, Series
2023 (NR/NR)
1,041,000 5.250
(d)
09/01/2043
1,049,507
1,409,000 5.500
(d)
09/01/2053
1,424,911
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
700,000 5.125
(d)
09/01/2042
697,962
1,300,000 5.250
(d)
09/01/2052
1,294,862
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,225,000 7.000
(d)
09/01/2043
1,252,538
2,750,000 7.000
(d)
09/01/2053
2,786,062
City of Princeton Special Assessment RB for Sicily Public
Improvement District Major Improvement Area Project, Series
2023 (NR/NR)
1,850,000 7.875
(d)
09/01/2053
1,891,526
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 2 Project Series
2024 (NR/NR)
782,000 5.250
(d)
09/01/2044
786,799
1,132,000 5.500
(d)
09/01/2054
1,143,684
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
2,205,000 4.500
(d)
09/01/2039
2,072,437
1,185,000 5.500
(d)
09/01/2039
1,200,636
1,490,000 4.750
(d)
09/01/2049
1,377,579
2,140,000 5.750
(d)
09/01/2049
2,170,224
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
$ 2,041,000 5.375%
(d)
09/01/2053
$ 2,037,798
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
2,050,000 5.250
(d)
09/01/2052
2,009,745
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
750,000 3.750
(d)
09/01/2040
643,728
1,250,000 4.000
(d)
09/01/2050
1,044,614
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
1,449,000 4.000
(d)
09/01/2051
1,188,945
City of Princeton Special Assessment RB for Windmore Public
Improvement District Improvement Area No. 1 Project Series
2024 (NR/NR)
361,000 5.125
(d)
09/01/2044
358,598
521,000 5.500
(d)
09/01/2054
520,002
City of Princeton Special Assessment RB Series 2024 (NR/NR)
713,000 5.000
(d)
09/01/2044
702,531
872,000 5.125
(d)
09/01/2044
864,074
906,000 5.250
(d)
09/01/2054
897,507
1,100,000 5.375
(d)
09/01/2054
1,081,077
City of Princeton Special Assessment RB, Series 2023
1,284,000 6.375
(d)
09/01/2053
1,381,006
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
809,000 3.375
(d)
09/15/2041
646,256
565,000 4.000
(d)
09/15/2051
469,846
City of Rockdale, Texas, Special Assessment RB, Series 2023
4,600,000 7.500
(d)
09/15/2054
4,794,946
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
1,195,000 3.875
(d)
09/15/2040
1,038,082
1,750,000 4.125
(d)
09/15/2050
1,471,091
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
110,000 4.375
(d)
09/15/2030
106,580
500,000 4.125
(d)
09/15/2040
448,738
1,520,000 4.375
(d)
09/15/2050
1,332,889
600,000 5.125
(d)
09/15/2050
575,331
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
1,760,000 4.750
(d)
09/15/2049
1,652,170
City of Royse City Texas A Municipal Corp. of The State of
Texas Located in Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
920,000 5.500
(d)
09/15/2054
895,856
350,000 5.625
(d)
09/15/2054
345,571
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
900,000 5.875
(d)
09/15/2054
913,354
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
1,070,000 3.750
(d)
09/15/2040
910,430
1,490,000 4.000
(d)
09/15/2050
1,254,206

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
$ 613,000 6.875%
(d)
09/15/2042
$ 667,213
1,350,000 7.000
(d)
09/15/2052
1,469,644
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
665,000 5.375
09/01/2040
672,633
1,500,000 5.625
09/01/2050
1,513,097
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
1,522,000 4.500
(d)
09/01/2051
1,339,460
City of San Marcos, Texas, Special Assessment RB, Series 2024
(Trace Public Improvement District) (NR/NR)
1,386,000 6.000
(d)
09/01/2048
1,390,220
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
1,877,000 6.000
(d)
09/15/2044
1,890,445
2,300,000 6.250
(d)
09/15/2054
2,305,814
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
3,675,000 7.000
(d)
09/15/2054
3,645,708
City of Seguin Texas A Political Subdivision of The State of Texas
Located In Guadalupe County Combination Tax and Limited
Pledge Revenue Certificates of Obligation Series 2024
(NR/AA)
1,715,000 4.250
09/01/2054
1,655,372
City of Shenandoah Special Assessment RB for Metropark Public
Improvement District Series 2018 (NR/NR)
685,000 5.000
09/01/2028
691,959
2,035,000 5.600
09/01/2038
2,066,102
2,470,000 5.700
09/01/2047
2,502,374
City of Sinton Special Assessment RB Series 2022 (NR/NR)
1,800,000 5.125
(d)
09/01/2042
1,774,235
1,150,000 5.250
(d)
09/01/2051
1,125,848
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Three, Series 2023
(NR/NR)
1,237,000 6.000
(d)
09/15/2053
1,273,511
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Two, Series 2023
(NR/NR)
1,000,000 5.750
(d)
09/15/2052
1,014,459
City of Uhland Special Assessment RB for Anderson Park Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
605,000 5.125
(d)
09/01/2044
600,973
850,000 5.500
(d)
09/01/2055
847,658
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
2,000,000 6.625
(d)
09/01/2052
2,094,831
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,171,000 5.500
(d)
08/15/2052
1,179,175
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
5,000,000 4.250
08/15/2053
4,973,542
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corporation Education RB Valor
Education Series 2024A (NR/NR)
$ 300,000 5.000%
(d)
06/15/2034
$ 295,765
525,000 5.750
(d)
06/15/2044
521,944
700,000 6.000
(d)
06/15/2054
691,396
Club Municipal Management District No. 1 Special Assessment
RB for Improvement Area #3 Project Series 2024 (NR/NR)
951,000 5.100
(d)
09/01/2044
939,450
1,375,000 5.375
(d)
09/01/2055
1,349,924
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
1,175,000 4.000
10/01/2050
936,224
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (Aa3/NR)
625,000 4.000
10/01/2050
557,197
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
800,000 3.750
(d)
09/15/2040
685,327
1,185,000 4.000
(d)
09/15/2050
997,472
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
985,000 4.500
(d)
09/01/2041
918,483
Cypress-Fairbanks Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
6,000,000 4.000
02/15/2048
5,781,360
Denton County Junior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024B (NR/NR)
1,170,000 5.750
(d)
12/31/2044
1,165,475
1,825,000 6.125
(d)
12/31/2054
1,806,902
Denton County Senior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024A (NR/NR)
1,825,000 5.250
(d)
12/31/2044
1,797,718
2,907,000 5.625
(d)
12/31/2054
2,876,583
Denton County Special Assessment RB for Tabor Ranch Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
1,950,000 6.000
(d)
12/31/2044
1,944,852
3,050,000 6.250
(d)
12/31/2054
3,010,059
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
350,000 4.000
(d)
08/15/2029
336,258
1,150,000 4.500
(d)
08/15/2035
1,075,478
875,000 5.000
(d)
08/15/2044
815,192
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000 4.750
05/01/2038
1,544,953
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000 4.750
11/01/2042
7,054,922
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
795,000 5.000
(d)
09/01/2027
793,854
895,000 5.000
(d)
09/01/2032
890,441
1,315,000 5.125
(d)
09/01/2037
1,284,211

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
$ 12,620,000 5.800%
10/01/2046
$ 13,486,889
5,000,000 5.850
10/01/2047
5,349,845
Greater Texoma Authority Contract RB for City of Sherman Project
Series 2023 (AGM) (NR/AA)
2,000,000 4.250
10/01/2053
1,949,447
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,789,000 5.500
(d)
09/15/2042
1,802,610
3,204,000 5.750
(d)
09/15/2052
3,230,679
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
1,340,000 4.500
(d)
09/01/2039
1,260,762
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
595,000 3.750
09/01/2032
563,184
510,000 3.875
09/01/2037
467,855
930,000 4.000
09/01/2047
799,312
Hidalgo County Regional Mobility Authority Junior Lien toll and
Vehicle Registration Fee Revenue and Refunding Bonds Series
2022B (Baa3/BBB-)
6,105,000 0.000
(e)
12/01/2049
1,535,007
6,365,000 0.000
(e)
12/01/2050
1,507,772
6,760,000 0.000
(e)
12/01/2051
1,497,234
6,925,000 0.000
(e)
12/01/2052
1,442,385
7,155,000 0.000
(e)
12/01/2053
1,393,090
7,300,000 0.000
(e)
12/01/2054
1,335,332
Highland Park Independent School District UT School Building
Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000 4.000
02/15/2048
7,141,705
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
875,000 5.000
07/01/2027
890,034
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
950,000 5.000
07/15/2027
966,571
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
8,580,000 5.000
07/15/2027
8,729,700
Houston Airport System Special Facilities RB for Continental
Airlines, Inc. Terminal Improvement Projects Series 2011 A
(AMT) (Ba3/BB)
10,000,000 6.625
07/15/2038
10,096,483
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal E Project Series 2014 A
(AMT) (Ba3/BB)
9,250,000 5.000
07/01/2029
9,256,944
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal Improvement Projects Series
2015 B-1 (AMT) (NR/BB)
15,100,000 5.000
07/15/2035
15,129,665
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
1,585,000 4.000
10/01/2051
1,341,777
Joint Guadalupe County RB Refunding and Improvement Bonds
for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000 5.000
12/01/2045
1,898,459
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Joshua Farms Municipal Management District No. 1 Special
Assessment RB for Improvement Areas #1-2 Project Series
2023 (NR/NR)
$ 3,084,000 5.500%
(d)
09/01/2053
$ 3,099,919
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000 4.000
02/01/2053
4,946,255
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
625,000 5.000
(d)
09/01/2028
633,454
1,170,000 5.375
(d)
09/01/2038
1,185,426
1,930,000 5.125
(d)
09/01/2047
1,946,897
1,500,000 5.500
(d)
09/01/2047
1,514,262
Karis Municipal Management District of Tarrant County
Assessment RB for Improvement Area #1 Series 2024
(NR/NR)
686,000 5.000
12/01/2044
680,306
763,000 5.250
12/01/2053
756,863
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
165,000 2.375
09/01/2031
139,263
165,000 2.375
09/01/2032
136,121
175,000 2.375
09/01/2033
141,032
175,000 2.500
09/01/2034
139,484
365,000 2.500
09/01/2036
278,191
385,000 2.625
09/01/2038
285,325
370,000 3.000
09/01/2041
274,365
520,000 3.000
09/01/2046
355,526
1,265,000 3.000
09/01/2051
815,569
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
2,040,000 4.500
09/01/2054
2,035,121
Lake Houston Redevelopment Authority RB Refunding for City of
Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000 2.500
09/01/2041
336,577
590,000 3.000
09/01/2044
432,538
650,000 3.000
09/01/2047
455,612
Lamar Consolidated Independent School District
10,000,000 5.500
02/15/2058
10,957,264
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/BBB+)
3,065,000 4.250
05/01/2030
3,126,328
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
23,375,000 4.625
(d)
10/01/2031
23,276,694
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000 5.500
02/15/2040
683,428
1,325,000 5.250
02/15/2045
1,239,004
780,000 4.000
02/15/2051
585,168
Montgomery County toll Road Authority Senior Lien RB Series
2018 (NR/BBB+)
2,000,000 5.000
09/15/2043
2,006,114
2,200,000 5.000
09/15/2048
2,205,780
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
2,850,000 4.000
(d)
08/15/2046
2,422,138
11,105,000 4.000
(d)
08/15/2056
8,844,325

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for Army Retirement Residence Foundation
Project Series 2022 (NR/BB+)
$ 2,325,000 5.750%
07/15/2052
$ 2,349,269
3,055,000 6.000
07/15/2057
3,115,600
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for the Outlook at Windhaven Project Series
2022B-3 (NR/NR)
1,775,000 4.250
10/01/2026
1,771,789
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB Series 2016 (NR/NR)
2,100,000 5.000
11/01/2040
2,131,109
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
53,225,000 5.500
01/01/2057
50,928,629
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB Series 2021B (NR/NR)
5,525,000 7.000
01/01/2057
3,154,522
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
1,130,000 5.000
(d)
08/15/2039
1,131,136
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station II, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2016 A
(NR/NR)
375,000 4.000
04/01/2026
379,084
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB Series 2020A (B3/NR)
3,825,000 5.000
07/01/2040
3,025,585
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
2,750,000 5.250
01/01/2042
2,696,103
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
1,395,000 4.000
(d)
09/15/2041
1,222,555
North Texas tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
11,955,000 3.000
01/01/2046
9,314,436
Northside Independent School District UT School Building and
Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000 4.000
08/15/2048
2,222,410
5,310,000 4.125
08/15/2053
5,122,025
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
2,070,000 4.000
08/15/2045
2,014,742
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
1,650,000 2.750
(d)
01/01/2036
1,377,699
3,675,000 2.875
(d)
01/01/2041
2,879,174
11,125,000 3.000
(d)
01/01/2050
7,742,544
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
29,500,000 4.100
(d)
01/01/2028
26,215,626
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
$ 2,400,000 5.000%
(d)
01/01/2039
$ 2,445,802
1,700,000 5.125
(d)
01/01/2044
1,729,590
2,650,000 5.250
(d)
01/01/2054
2,700,683
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
10,475,000 10.000
(d)
07/01/2026
10,703,102
Rowlett Special Assessment RB for Bayside Public Improvement
District North Improvement Area Project Series 2016 (NR/NR)
316,000 5.750
09/15/2036
316,187
928,000 6.000
09/15/2046
930,503
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
1,166,000 6.000
(d)
09/15/2052
1,194,921
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
825,000 4.125
(d)
09/15/2039
759,423
3,275,000 4.375
(d)
09/15/2049
2,938,118
South Manvel Development Authority
1,375,000 5.000
04/01/2043
1,344,290
2,300,000 5.250
04/01/2050
2,272,903
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
5,275,000 4.000
08/15/2052
5,075,957
Tarrant County Cultural Education Facilities Finance Corp. RB
Refunding for Air Force Village Obligated Group Series 2016
(NR/NR)
9,850,000 5.000
05/15/2045
9,345,210
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
1,650,000 5.000
10/01/2049
1,715,992
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000 4.250
08/15/2053
2,414,985
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000 5.000
12/15/2031
8,769,415
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
25,800,000 5.500
12/31/2058
27,571,170
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
47,380,000 5.000
06/30/2058
48,048,958
town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
1,475,000 4.000
(d)
09/01/2043
1,290,358
town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
2,225,000 5.375
(d)
09/15/2052
2,192,465
town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
429,000 3.750
(d)
09/01/2042
357,675
410,000 4.000
(d)
09/01/2051
333,888

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
$ 2,000,000 6.875%
(d)
09/01/2052
$ 2,102,680
town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases #2-3 Project Series 2018
(NR/NR)
1,343,000 5.875
(d)
09/01/2047
1,376,862
town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
1,400,000 5.000
(d)
09/01/2047
1,388,797
Town of Providence Village Texas A Municipal Corporation of The
State of Texas Located In Denton County Special Assessment
RB Series 2024 (NR/NR)
500,000 5.250
(d)
09/01/2054
486,581
Travis County Development Authority Contract Assessment RB for
Longview 71 Public Improvement District Improvement Area
# 1 Project Series 2024 (NR/NR)
743,000 5.125
(d)
09/01/2054
711,560
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
1,145,000 5.500
(d)
09/01/2052
1,158,691
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
1,630,000 3.000
09/01/2036
1,371,624
860,000 3.000
09/01/2037
708,318
625,000 3.000
09/01/2039
490,190
600,000 3.000
09/01/2040
463,828
Village of Salado Texas A Municipal Corp. of The State of Texas
Located In Bell County Special Assessment RB Series 2024
(NR/NR)
720,000 6.250
(d)
09/01/2044
729,362
610,000 6.500
(d)
09/01/2054
615,474
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
390,000 3.125
12/01/2035
325,213
457,000 3.375
12/01/2040
371,474
786,000 3.500
12/01/2047
599,451
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2015 (NR/NR)
265,000 4.000
12/01/2027
263,565
1,545,000 4.750
12/01/2035
1,545,142
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa2/AA)
2,700,000 4.750
08/15/2049
2,746,761
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds, Series 2023A (BAM) (Baa2/AA)
1,175,000 4.500
08/15/2041
1,189,607
1,345,000 4.625
08/15/2044
1,364,933
990,841,664
Utah - 1.0%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
2,010,000 3.750
(d)
03/01/2041
1,752,454
Black Desert Public Infrastructure District GO Bonds Series 2021
B (NR/NR)
5,000,000 7.375
(d)
09/15/2051
4,386,733
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
$ 7,000,000 5.625%
(d)
12/01/2053
$ 7,077,825
Coral Junction Public Infrastructure District Special Assessment
Bonds Series 2022A-2 (NR/NR)
2,274,000 5.500
(d)
06/01/2041
2,218,347
Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds
Series 2024A-1 (NR/NR)
1,870,000 6.625
(d)
03/01/2054
1,922,494
Firefly Public Infrastructure Disrict No. 1 Special Assessment
Bonds Series 2024A-2 (NR/NR)
6,450,000 5.625
(d)
12/01/2043
6,558,673
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
10,250,000 5.500
(d)
02/01/2050
8,459,723
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 B (NR/NR)
1,954,000 7.875
(d)
08/15/2050
1,624,324
Mida Mountain Veterans Program Public Infrastructure District Tax
Allocation RB Series 2024 (NR/NR)
1,000,000 5.000
(d)
06/01/2044
1,001,915
2,000,000 5.200
(d)
06/01/2054
2,009,868
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-1 (NR/NR)
3,500,000 5.125
(d)
06/15/2054
3,374,188
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
5,250,000 6.000
(d)
06/15/2054
5,409,820
Military Installation Development Authority RB Series 2021 A-1
(NR/NR)
1,500,000 4.000
06/01/2036
1,412,629
4,050,000 4.000
06/01/2041
3,616,086
18,925,000 4.000
06/01/2052
16,011,476
Olympia Public Infrastructure District No. 1 Limited Tax GO
Bonds Series 2024A-1 (NR/NR)
985,000 6.375
(d)
03/01/2055
1,003,340
Olympia Public Infrastructure District No. 1 Special RB Series
2024A-2 (NR/NR)
3,056,000 5.125
(d)
12/01/2029
3,094,365
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 A (NR/NR)
1,180,000 3.625
(d)
02/01/2035
957,134
500,000 4.125
(d)
02/01/2041
404,025
500,000 4.375
(d)
02/01/2051
371,901
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 B (NR/NR)
600,000 7.375
(d)
08/15/2051
486,090
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021
A (NR/NR)
1,625,000 4.250
(d)
03/01/2051
1,204,409
Salt Lake City Airport RB
290,000 5.000
07/01/2047
292,408
Salt Lake City Airport RB
3,925,000 5.000
07/01/2051
4,017,296
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A2/A+)
2,640,000 5.500
07/01/2053
2,839,309

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City Apartment RB Series 2021 A (AGM-CR) (A1/AA)
$ 10,000,000 4.000%
07/01/2051
$ 9,219,713
Salt Lake City International Airport RB Series 2023A (A2/A+)
2,800,000 5.250
07/01/2048
2,961,974
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
1,800,000 4.000
(d)
10/15/2051
1,298,525
4,240,000 4.000
(d)
10/15/2056
2,951,198
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
6,365,000 5.750
(d)
06/15/2052
6,406,152
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
3,630,000 4.250
(d)
07/15/2050
2,943,066
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
1,220,000 4.250
(d)
06/15/2051
967,171
Utah Charter School Finance Authority RB for Technology
Academy Project Series 2021A (NR/NR)
6,600,000 4.000
(d)
10/15/2061
4,470,465
112,725,096
Vermont - 0.1%
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000 5.000
05/01/2047
989,582
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000 5.000
(a)(b)(d)
06/01/2052
2,284,826
Vermont Educational and Health Buildings Financing Agency RB
for Saint Michael’s College Project Series 2023 (NR/BBB-)
9,575,000 5.250
(d)
10/01/2052
8,130,922
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000 5.500
(d)
10/01/2043
2,848,154
14,253,484
Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
6,220,000 5.000
10/01/2039
6,347,520
Virgin Islands Public Finance Authority Hotel Occupancy Tax
RB for Frenchman's Reef Hotel Development Project Series
2024A (NR/NR)
3,150,000 6.000
(d)
04/01/2053
3,301,481
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
9,850,000 5.000
(d)
10/01/2039
9,686,776
19,335,777
Virginia - 1.4%
Ablemarle County Economic Development Authority Residential
Care Facility Revenue Refunding Bonds Series 2022B
(NR/NR)
4,000,000 4.000
06/01/2054
3,586,559
City of Roanoke Economic Development Authority Hospital RB
for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000 3.000
07/01/2045
1,699,848
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
City of Virginia Beach Development
Authority Residential Care Facility RB
$ 2,900,000 7.000%
09/01/2053
$ 3,284,349
8,735,000 7.000
09/01/2059
9,832,063
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BBB-)
7,360,000 5.000
01/01/2050
7,045,462
5,000,000 5.000
01/01/2059
4,674,571
James City County Economic Development Authority RB
Refunding for Virginia United Methodist Homes, Inc.
Obligated Group Series 2021 A (NR/NR)
580,000 4.000
06/01/2041
505,628
940,000 4.000
06/01/2047
757,711
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
710,000 4.000
04/01/2045
626,101
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
10,510,000 6.706
06/01/2046
8,797,845
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
236,845,000 0.000
(e)
06/01/2047
65,895,632
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
34,250,000 0.000
(e)
06/01/2047
9,323,840
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
1,525,000 3.000
06/01/2041
1,213,587
1,050,000 4.000
06/01/2046
917,530
Virginia Housing Development Authority Rental Housing Bonds
2024 Series D (NON-AMT) (Aa1/AA+)
2,750,000 4.500
08/01/2054
2,708,975
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
19,870,000 5.000
12/31/2056
19,906,593
Virginia Small Business Financing Authority Senior Lien
RB Refunding for I-495 Hot Lanes Project, Series 2022
(Tax Exempt/AMT) (Baa1/NR)
1,000,000 5.000
12/31/2057
1,024,416
Virginia Small Business Financing Authority Senior Lien
RB Refunding I-495 Hot Lanes Project, Series 2022
(Tax-Exempt/AMT) (Baa1/NR)
5,605,000 5.000
12/31/2047
5,786,212
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B)
1,000,000 5.000
(a)(b)(d)
01/01/2048
988,138
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000 5.000
12/31/2049
5,441,422
4,765,000 5.000
12/31/2052
4,781,588
158,798,070
Washington - 1.2%
City of Tacoma Electric System RB Green Bonds Series 2024A
(NR/AA)
1,000,000 5.000
01/01/2054
1,056,268

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Grant County Public Hospital District UT GO Bonds Series 2023
(Baa1/NR)
$ 14,405,000 5.000%
12/01/2044
$ 14,365,003
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,880,000 5.000
04/01/2030
3,881,168
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2022B (A1/AA-)
3,000,000 5.500
08/01/2047
3,191,983
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series
2022B (AMT) (A1/AA-)
2,765,000 4.000
08/01/2047
2,591,111
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000 5.500
12/01/2054
2,634,814
Washington Higher Education Facilities Authority RB for Seattle
University Project, Series 2020 (NR/A)
925,000 4.000
05/01/2045
880,114
Washington State Convention Center Public Facilities District
Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000 4.000
07/01/2058
18,061,219
Washington State Convention Center Public Facilities District
Lodging Tax Refunding Bonds Series 2021B (A3/BBB)
3,715,000 3.000
07/01/2058
2,595,717
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB)
40,975,000 5.000
07/01/2048
41,794,775
35,000,000 4.000
07/01/2058
31,199,094
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa1/BBB-)
3,320,000 4.000
07/01/2043
3,151,414
11,620,000 4.000
07/01/2058
10,162,178
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
1,350,000 5.000
(d)
01/01/2049
1,222,666
3,800,000 5.000
(d)
01/01/2055
3,356,476
Washington State Housing Finance Commission Non-Profit
Housing Tax Exempt RB Refunding for Emerald Heights
Project, Series 2023A (NR/NR)
2,050,000 5.000
07/01/2043
2,128,091
1,935,000 5.000
07/01/2048
1,985,091
144,257,182
West Virginia - 0.5%
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 A (NR/NR)
1,345,000 4.250
(d)
06/01/2042
1,110,971
2,350,000 4.500
(d)
06/01/2050
1,898,979
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 B (NR/NR)
2,450,000 5.500
(d)
06/01/2032
2,167,421
2,725,000 6.000
(d)
06/01/2037
2,272,372
County of Ohio Special District Excise Tax RB Refunding for
Fort Henry Economic Opportunity Development District The
Highlands Project Series 2019 B (NR/BBB-)
955,000 3.000
03/01/2035
832,575
1,595,000 3.000
03/01/2037
1,314,009
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
$ 2,550,000 4.125%
(d)
06/01/2043
$ 2,261,109
Monongalia County Commission Excise Tax District RB Series
2021 B (NR/NR)
1,605,000 4.875
(d)
06/01/2043
1,547,446
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University town Centre Series 2023 A (NR/NR)
790,000 5.750
(d)
06/01/2043
844,284
1,185,000 6.000
(d)
06/01/2053
1,264,627
The City of Huntington Tax Increment Revenue and Refunding
Bonds for Downtown Project No. 3 Series 2024 A (NR/NR)
400,000 5.000
06/01/2039
394,331
375,000 5.500
06/01/2049
377,050
The City of Huntington Tax Increment Revenue and Refunding
Bonds for Kinetic Park Project No. 3 Series 2024 (NR/NR)
475,000 5.125
06/01/2039
473,782
400,000 5.625
05/01/2050
401,681
The County Commission of Monongalia County Subordinate
Special District Excise Tax Convertible Capital Appreciation
Revenue, Refunding and Improvement Bonds, Series 2023 B
14,600,000 0.000
(d)(f)
06/01/2053
3,242,746
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2020 (B2/BB)
9,300,000 5.000
(a)(b)
07/01/2045
9,292,862
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2021 (AMT) (B2/BB)
4,850,000 4.125
(a)(b)
07/01/2045
4,825,707
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
4,085,000 4.700
(a)(b)
04/01/2036
4,116,596
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
3,340,000 5.500
09/01/2048
3,643,590
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa3/BBB)
6,120,000 5.000
01/01/2043
6,169,925
13,000,000 4.125
01/01/2047
11,400,778
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
1,750,000 5.000
09/01/2038
1,789,331
1,600,000 5.000
09/01/2039
1,631,166
63,273,338
Wisconsin - 3.2%
Public Finance Authority Beyond Boone LLC-Appalachian State
University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000 4.125
07/01/2049
2,235,590
1,600,000 5.000
07/01/2058
1,612,175
Public Finance Authority Charter School RB
1,025,000 6.500
(d)
06/15/2043
1,110,796
1,310,000 7.000
(d)
06/15/2053
1,438,092
1,395,000 7.000
(d)
06/15/2058
1,519,158

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
$ 1,400,000 6.000%
(d)
06/01/2062
$ 1,422,500
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
1,250,000 5.000
(d)
06/15/2051
1,073,456
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
900,000 5.250
06/15/2054
911,287
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,630,000 5.500
(d)
06/15/2052
1,589,392
2,700,000 5.750
(d)
06/15/2062
2,687,551
Public Finance Authority Education RB for North Carolina
Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
180,000 4.000
(d)
06/15/2029
176,464
385,000 5.000
(d)
06/15/2039
384,205
Public Finance Authority Education RB for Triad Educational
Services Series 2022 (NR/BBB-)
600,000 5.500
06/15/2050
619,778
1,450,000 5.250
06/15/2052
1,476,618
1,400,000 5.375
06/15/2057
1,430,637
Public Finance Authority Education RB for Uwharrie Charter
Academy Project Series 2022A (Ba2/NR)
1,400,000 5.000
(d)
06/15/2052
1,339,566
1,850,000 5.000
(d)
06/15/2057
1,750,735
1,850,000 5.000
(d)
06/15/2062
1,731,535
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000 5.000
(d)
01/01/2057
3,254,247
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
700,000 4.500
(d)
07/15/2053
652,319
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BB+)
5,900,000 4.300
11/01/2030
5,900,153
Public Finance Authority Founders Academy Charter School RB
Series 2023A (NR/BB-)
550,000 6.625
(d)
07/01/2053
570,963
500,000 6.750
(d)
07/01/2058
521,022
Public Finance Authority Hotel RB for Grand Hyatt San Antonio
Hotel Acquisition Project Subordinate Lien Series 2022B
(NR/NR)
900,000 5.625
(d)
02/01/2046
926,687
Public Finance Authority Limited Obligation Grant RB
43,075,000 6.750
(d)
08/01/2031
38,659,812
Public Finance Authority Limited Obligation Pilot RB American
Dream Meadowlands Project Series 2017 (NR/NR)
2,300,000 6.500
(d)
12/01/2037
2,342,835
5,875,000 7.000
(d)
12/01/2050
5,985,215
Public Finance Authority Limited Obligation RB for Town of
Scarborough - The Downs Project Series 2024 (NR/NR)
1,475,000 5.000
08/01/2039
1,465,786
Public Finance Authority Pooled Charter School Certificates Series
2023-1 Class B Certificates (NR/NR)
9,126,888 0.010
(a)(d)(f)
07/01/2062
6,685,445
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Quality Education Academy Project
Charter School RB Series 2023A (Ba2/NR)
$ 475,000 6.250%
(d)
07/15/2053
$ 503,643
1,175,000 6.500
(d)
07/15/2063
1,257,463
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
950,000 4.000
07/01/2050
873,882
1,185,000 4.000
07/01/2055
1,069,568
1,520,000 4.000
07/01/2059
1,366,067
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,150,000 5.000
(d)
12/01/2035
1,160,458
12,380,000 5.000
(d)
12/01/2055
11,447,017
Public Finance Authority RB for Coral Academy of Science Las
Vegas Series 2021 A (NR/BBB-)
4,115,000 4.000
07/01/2061
3,371,262
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
1,300,000 5.000
(d)
06/15/2054
1,244,009
Public Finance Authority RB for Founders Academy of Las Vegas
Series 2020 A (NR/BB-)
445,000 4.000
(d)
07/01/2030
425,883
700,000 5.000
(d)
07/01/2040
661,022
1,875,000 5.000
(d)
07/01/2055
1,630,421
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
300,000 5.000
(d)
06/01/2036
276,605
900,000 5.000
(d)
06/01/2051
721,024
1,075,000 5.000
(d)
06/01/2061
832,842
Public Finance Authority RB for Inperium Project Series 2024
(NR/NR)
3,650,000 5.500
(d)
12/01/2044
3,672,535
5,500,000 5.750
(d)
12/01/2054
5,541,832
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
6,775,000 5.250
(d)
03/01/2045
6,475,875
7,110,000 5.250
(d)
03/01/2055
6,519,426
Public Finance Authority RB for McLemore Resort Manager LLC
Series 2021 A (NR/NR)
16,200,000 4.500
(d)
06/01/2056
12,872,988
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
12,925,000 5.625
(d)
06/01/2050
12,022,757
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
15,485,000 6.500
(d)
06/01/2045
13,239,704
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
2,600,000 5.200
12/01/2037
2,669,670
1,525,000 5.350
12/01/2045
1,554,750
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
4,470,000 6.000
(d)
07/01/2031
3,843,936
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
1,425,000 4.000
01/01/2045
1,346,511
1,900,000 3.000
01/01/2050
1,431,337

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
$ 1,950,000 5.000%
(d)
06/01/2050
$ 1,787,376
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
1,450,000 5.000
(d)
09/01/2049
1,371,723
1,360,000 5.000
(d)
09/01/2054
1,255,769
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
9,950,000 4.500
(d)
07/01/2048
7,840,604
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
3,205,000 6.125
(d)
10/01/2049
2,748,368
Public Finance Authority RB Refunding for UMA Education, Inc.
Series 2019 A (NR/BB+)
1,020,000 5.000
(d)
10/01/2034
1,034,683
350,000 5.000
(d)
10/01/2039
350,325
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000 5.000
11/15/2049
776,572
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/NR)
100,000 4.000
(c)(d)
04/01/2032
104,721
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/BB)
800,000 4.000
(d)
04/01/2042
726,893
1,400,000 4.000
(d)
04/01/2052
1,194,154
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000 4.000
01/01/2052
10,007,784
Public Finance Authority Senior RB for Fargo-Moorhead
Metropolitan Area Flood Risk Management Project Series
2021 (AMT) (Baa3/NR)
3,800,000 4.000
03/31/2056
3,175,348
Public Finance Authority Special Facility RB for Million Air
Three LLC General Aviation Facilities Project Series 2024A
(Tax-Exempt-AMT) (NR/NR)
900,000 6.250
(d)
09/01/2046
929,128
Public Finance Authority Special Facility RB for Million Air
Two LLC General Aviation Facilities Project Series 2017B
(NR/NR)
19,655,000 7.125
(d)
06/01/2041
20,652,548
Public Finance Authority Special RB Series 2024 (NR/NR)
6,700,000 5.500
(d)
12/15/2028
6,712,390
Public Finance Authority Student Housing RB for CHF-Cullowhee,
LLC-Western Carolina University Project Series 2015 A
(NR/BBB-)
3,250,000 5.250
07/01/2047
3,250,400
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
8,815,000 4.000
(d)
07/01/2061
6,922,788
Public Finance Authority Student Housing RB Subordinate Series
2021B (NR/NR)
1,875,000 5.250
(d)
07/01/2061
1,632,382
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
13,850,000 5.000
(d)
06/01/2041
14,106,046
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Tax Increment Revenue Subordinate
Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
$ 7,375,000 8.000%
(d)
06/15/2042
$ 7,412,020
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Bonds Elevon Project
Series 2024 (NR/NR)
3,175,000 5.000
(d)
07/15/2030
3,177,858
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Bonds Nolina & Sorella
Projects Series 2024 (NR/NR)
6,900,000 5.500
(d)
12/15/2032
6,809,883
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
for Oakwood Estates and Stonebrooke Projects Series 2024
(NR/NR)
5,175,000 0.000
(d)(e)
12/15/2030
3,651,418
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
for Two Step Project Series 2024 (NR/NR)
11,000,000 0.000
(d)(e)
12/15/2034
6,077,019
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
6,525,000 5.375
(d)
12/15/2032
6,528,357
University of Wisconsin Hospitals and Clinics Authority Variable
Rate Demand Revenue Refunding Bonds (Aa3/AA-/A-1)
3,525,000 3.800
(a)(b)
04/01/2054
3,525,000
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000 3.000
02/01/2042
1,028,782
435,000 4.000
02/01/2045
388,460
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
950,000 4.000
12/01/2051
686,550
950,000 4.000
12/01/2056
663,608
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
8,740,000 5.000
(d)
08/01/2027
8,886,299
Wisconsin Health and Educational Facilities Authority RB for
Three Pillars Senior Living Communities Series 2024A
(NR/NR)
2,875,000 5.750
08/15/2054
3,054,139
4,600,000 5.750
08/15/2059
4,868,552
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/BBB)
9,200,000 5.500
02/15/2054
9,960,118
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022B
(NR/NR)
32,525,000 6.000
(d)
02/01/2062
34,024,380
376,828,951
Wyoming - 0.1%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
13,040,000 3.625
07/15/2039
11,780,576
a a
TOTAL MUNICIPAL BONDS
(Cost $11,579,586,198)
11,439,590,152

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Bonds - 0.6%
Healthcare-Services - 0.2%
Prime Healthcare Foundation, Inc. Series
$ 16,525,000 7.000% 12/01/27 $ 16,786,454
Toledo Hospital RB Series 2022 B
4,988,000 5.325 11/15/28 4,899,313
21,685,767
Real Estate - 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020
5,807,290 9.750
(d)(g)
12/01/39 5,202,345
Benloch Ranch Improvement Association No. 1 Series 2021
3,581,069 9.750
(d)(g)
12/01/39 3,208,029
Benloch Ranch Improvement Association No. 2
29,700,000 10.000
(d)(g)
12/01/51 23,063,832
Brixton Park Improvement Association No. 1 Series
24,360,541 6.875
(d)(g)
12/01/51 19,553,719
51,027,925
TOTAL CORPORATE BONDS
(Cost $82,959,763)
72,713,692
a
Bank Loans
(k)
- 0.0%
Engineering & Construction - 0.0%
Rialto Bioenergy Facility, LLC ( SOFR + 0.1% )
24,799,999 15.334
(g)
04/30/24 0
222,765 15.329
(g)
06/10/24 203,273
203,273
TOTAL BANK LOANS
(Cost $25,016,082)
203,273
TOTAL INVESTMENTS - 97.9%
(Cost $11,687,562,043)
$ 11,512,507,117
OTHER ASSETS IN EXCESS
OF LIABILITIES - 2.1%
241,272,374
NET ASSETS - 100.0%
$ 11,753,779,491
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2024. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2024.
(c) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Zero coupon bond until next reset date.
(g) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h) When-issued security.
(i) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.
(j) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(k) Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement
or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December
31, 2024. Bank Loans typically have rates of interest which
are predetermined either daily, monthly, quarterly or semi-
annually by reference to a base lending rate, plus a premium.
These base lending rates are primarily the Secured Overnight
Financing Rate (“SOFR”), and secondarily the prime rate
offered by one or more major United States banks (the “Prime
Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
ETM - Escrowed to Maturity
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SOFR - Secured Overnight Financing Rate
TCRS - Transferable Custody Receipts
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
**End swaps header**
FUTURES CONTRACTS
— At December 31, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (852) 03/20/25 $ (101,041,875) $ 5,052,190

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.5%
Alabama - 1.6%
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa2/AA)
$ 500,000 5.000%
11/15/2046
$ 504,014
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
1,000,000 4.000
(a)(b)
12/01/2049
1,001,098
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
350,000 5.250
(a)(b)
07/01/2054
377,697
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
100,000 5.750
10/01/2049
104,164
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
500,000 5.250
10/01/2049
535,667
505,000 5.500
10/01/2053
547,440
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 3.875
11/01/2027
96,591
100,000 4.250
11/01/2032
91,647
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa3/BBB-)
400,000 5.000
06/01/2054
405,633
3,663,951
Alaska - 0.1%
Civicventures Refunding RB for Anchorage Convention Center
Series 2015 (NR/A+)
200,000 4.000
09/01/2038
189,355
a a
Arizona - 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
535,000 4.080
(b)(c)
01/01/2037
521,909
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
485,000 6.500
(d)
11/01/2053
493,180
Arizona Industrial Development Authority Hospital RB Phoenix
Children's Hospital Series 2020A (A1/A+)
300,000 4.000
02/01/2050
278,181
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
25,000 3.375
07/01/2041
21,244
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CC)
180,000 4.500
01/01/2049
151,200
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
25,000 4.000
(d)
12/15/2051
20,334
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR)
265,000 4.000
(d)
07/15/2041
237,625
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
75,000 4.000
(d)
07/01/2041
67,868
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
$ 25,000 2.100%
(a)(d)
07/01/2026
$ 24,351
150,000 2.625
(a)(d)
07/01/2031
135,002
150,000 3.500
(a)(d)
07/01/2044
120,149
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
99,000 4.750
07/01/2043
89,557
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
50,000 4.000
02/15/2046
42,401
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
100,000 4.000
(d)
07/01/2051
80,874
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
25,000 5.125
(d)
10/01/2030
24,532
Maricopa County Pollution Control Refunding RB for El
Paso Electric Company Palo Verde Project Series 2009 A
(NON-AMT) (Baa2/NR)
325,000 3.600
02/01/2040
290,216
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
105,000 5.000
12/01/2037
113,184
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa1/BBB)
150,000 4.000
(a)(b)
06/01/2049
150,347
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
150,000 5.000
(d)
06/15/2054
145,498
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
300,000 4.000
07/01/2034
287,837
3,295,489
Arkansas - 0.1%
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000 4.250
07/01/2041
43,310
25,000 3.500
07/01/2046
17,013
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
100,000 3.500
07/01/2038
77,493
137,816
California - 8.2%
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
500,000 5.750
05/01/2048
551,173
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
500,000 3.920
(b)(c)
04/01/2056
492,858

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
$ 350,000 4.030%
(b)(c)
04/01/2056
$ 344,058
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
250,000 4.375
07/01/2049
247,092
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (A2/A)
425,000 5.250
07/01/2049
452,000
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
575,000 5.000
(a)(b)
02/01/2054
609,717
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
750,000 5.000
(a)(b)
02/01/2055
799,375
California Community Housing Agency Essential Housing RB
Series 2021A (NR/NR)
635,000 4.000
(d)
02/01/2056
509,303
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
150,000 4.000
(d)
02/01/2056
122,004
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
50,000 4.000
06/01/2049
46,206
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
10,000 5.000
06/01/2049
10,081
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
250,000 0.000
(e)
06/01/2055
50,327
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
400,000 0.000
(e)
06/01/2055
50,087
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
600,000 5.250
12/01/2043
646,029
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A2/A)
410,000 5.000
10/01/2044
410,813
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
135,000 4.000
05/15/2051
133,072
California Infrastructure and Economic Development Bank RB
Brightline West Passenger Rail Project Series 2020A-4
(NR/NR)
300,000 8.000
(a)(b)(d)
01/01/2050
308,254
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
100,000 4.000
07/01/2041
92,967
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000 5.000
07/01/2047
151,524
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
$ 1,000,000 5.000%
12/31/2043
$ 1,009,138
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB)
150,000 4.000
07/15/2029
147,729
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
250,000 4.300
07/01/2040
250,232
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
300,000 5.000
(d)
07/01/2037
300,608
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
275,000 5.000
(d)
07/01/2034
295,197
250,000 5.000
(d)
07/01/2035
267,240
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
250,000 5.000
(d)
11/21/2045
248,780
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
250,000 6.250
(d)
04/01/2052
254,097
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
250,000 6.375
(d)
06/01/2052
262,141
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
365,000 3.000
(d)
07/01/2030
346,265
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
260,000 4.000
(d)
06/01/2031
245,197
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
250,000 5.000
09/01/2053
256,985
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
125,000 5.000
09/01/2054
129,063
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/A-)
150,000 4.500
11/01/2033
157,265
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2016A (NR/BB)
250,000 5.250
(d)
12/01/2056
251,162
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
500,000 5.500
12/01/2054
500,080

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
$ 50,000 5.125%
09/01/2042
$ 52,767
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
100,000 5.000
05/15/2040
101,262
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/A-)
190,000 1.750
09/01/2029
169,626
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
50,000 5.000
09/01/2048
51,518
City of Chula Vista CA Community Facilities District No. 16-1
Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000 4.000
09/01/2046
229,919
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
25,000 3.000
09/01/2039
20,272
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000 3.000
09/01/2031
93,139
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
25,000 4.000
09/01/2040
24,039
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (A1/A+)
400,000 5.000
05/01/2048
414,790
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
490,000 5.000
05/01/2049
500,412
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
150,000 3.000
(d)
08/01/2056
102,972
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
100,000 5.000
09/01/2047
103,639
Department of Airports of The City of Los Angeles LAX
Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000 5.250
05/15/2048
514,161
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
500,000 4.000
05/15/2051
472,873
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
750,000 4.000
01/15/2046
738,587
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
100,000 5.000
09/01/2053
102,938
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
510,000 3.850
06/01/2050
461,892
Golden State tobacco Securitization Settlement Corp ABS Bond
Series 2021B-2 (NR/NR)
5,000,000 0.000
(e)
06/01/2066
528,874
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
$ 250,000 0.000%
(e)
06/01/2036
$ 113,019
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
125,000 3.000
12/01/2050
98,080
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD LIBOR + 0.63%)
525,000 3.820
(c)
09/01/2037
503,802
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000 3.000
09/01/2034
113,304
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000 2.500
09/01/2037
19,801
275,000 4.000
09/01/2050
245,676
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
785,000 3.740
(c)
06/01/2034
750,807
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
150,000 4.000
07/01/2039
147,241
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (B1/NR)
100,000 4.000
08/01/2032
89,753
State of California Various Purpose GO Bonds (Aa2/AA-)
1,100,000 7.500
04/01/2034
1,254,945
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
50,000 2.500
09/02/2046
32,957
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
50,000 5.750
07/01/2053
53,703
19,054,887
Colorado - 3.6%
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA)
125,000 4.000
12/01/2046
118,141
100,000 5.000
12/01/2049
104,944
125,000 4.250
12/01/2054
119,989
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
125,000 5.350
12/01/2050
116,764
Citadel on Colfax Business Improvement District Senior RB Series
2020 B (NR/NR)
100,000 7.875
12/15/2050
95,319
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
575,000 5.250
12/01/2043
592,308
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
100,000 4.000
10/01/2056
79,026

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
$ 100,000 5.500%
(d)
04/01/2044
$ 102,919
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
695,000 6.000
07/01/2036
687,677
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
440,000 6.000
07/01/2031
433,483
Colorado Health Facilities Authority Hospital RB Boulder
Community Health Project Series 2020 (A3/A-)
275,000 4.000
10/01/2038
268,676
300,000 4.000
10/01/2039
291,832
300,000 4.000
10/01/2040
290,094
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
350,000 4.000
(f)
09/01/2030
371,574
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026 5.000
(a)
07/01/2057
78,828
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
100,000 4.000
11/15/2043
97,955
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
450,000 5.000
08/01/2038
470,985
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
885,000 4.000
08/01/2049
791,928
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB)
650,000 5.000
10/01/2032
650,275
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
175,000 4.000
(d)
12/01/2035
168,759
185,000 4.000
(d)
12/01/2036
177,663
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
150,000 5.000
(d)
12/01/2032
154,586
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
500,000 4.000
12/01/2041
456,685
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
915,000 5.250
12/01/2051
799,985
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
60,000 3.375
12/01/2030
57,431
The Lakes At Centerra Metropolitan District No.2 In The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
300,000 4.500
12/01/2054
304,043
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Trails At Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
$ 100,000 4.000%
12/01/2044
$ 97,324
250,000 4.250
12/01/2054
241,494
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
50,000 4.500
12/01/2053
50,291
8,270,978
Connecticut - 1.0%
City of Ansonia Connecticut Certificates of Participation Series
2024 (NR/A+)
130,000 4.750
12/01/2045
129,241
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
100,000 11.000
(d)
12/01/2027
120,236
State of Connecticut GO Social Bonds Series 2024G (Aa3/AA-)
1,900,000 3.000
11/15/2043
1,651,247
State of Connecticut Health & Educational Facilities Authority RB
Series E (NR/NR)
230,000 4.000
07/01/2041
207,780
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
55,000 5.375
07/01/2052
50,865
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
125,000 5.000
07/01/2044
124,981
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
100,000 4.000
(d)
04/01/2041
91,231
2,375,581
Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
50,000 3.000
06/01/2032
45,195
50,000 4.000
06/01/2042
44,071
Delaware State Housing Authority Senior
Single Family Mortgage RB 2024 Series D
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
250,000 4.450
07/01/2049
244,758
334,024
District of Columbia - 1.2%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000 5.500
02/28/2037
113,118
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
100,000 0.000
(d)(g)
06/01/2041
60,381
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
1,450,000 5.000
10/01/2043
1,474,985
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
125,000 3.000
10/01/2050
93,736
100,000 4.000
10/01/2053
91,293

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
$ 650,000 4.000%
10/01/2049
$ 600,520
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail and Capital Improvement Projects Series 2019B
(Baa2/A-)
300,000 4.000
10/01/2035
298,503
2,732,536
Florida - 18.5%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
200,000 5.000
06/15/2032
204,579
AH at Turnpike South Community Development District Special
Assessment Phase 3 Project Series 2021 (NR/NR)
500,000 4.000
05/01/2051
413,165
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
250,000 4.000
10/01/2046
212,401
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
65,000 5.125
06/15/2043
65,910
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
55,000 3.200
(d)
05/01/2041
45,080
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
10,000 2.500
(d)
05/01/2026
9,787
50,000 3.200
(d)
05/01/2041
40,982
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
65,000 2.375
05/01/2026
63,581
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
25,000 3.125
05/01/2041
20,444
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
40,000 4.500
05/01/2030
40,394
Aventura Isles Community Development District Miami-Dade
County Special Assessment Refunding Bonds, Series 2024
(NR/NR)
100,000 5.000
05/01/2043
100,331
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
660,000 2.875
05/01/2031
602,387
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
200,000 3.000
(d)
05/01/2031
186,347
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
25,000 6.000
11/01/2027
25,967
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.625
12/15/2040
91,718
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
$ 500,000 3.125%
05/01/2031
$ 463,962
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
50,000 4.250
05/01/2031
49,455
Black Creek Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
160,000 4.800
06/15/2027
161,974
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000 6.250
12/15/2043
63,449
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000 3.250
06/15/2042
78,982
Broward County Port Facilities RB Series 2019B (A1/A)
300,000 4.000
09/01/2049
277,628
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
35,000 4.750
05/01/2027
35,097
Buena Lago Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
50,000 5.250
05/01/2044
49,648
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
125,000 4.000
05/01/2027
124,608
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
100,000 6.125
(d)
06/15/2044
101,790
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
625,000 5.250
(d)
12/01/2058
616,585
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
100,000 4.000
(d)
07/01/2051
80,033
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
100,000 4.000
(d)
12/01/2028
98,712
300,000 5.250
(d)
12/01/2043
301,395
Capital Trust Authority Educational Facilities Lease RB for Seaside
Community Charter School Project Series A (Baa3/NR)
100,000 5.000
06/15/2034
103,202
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
150,000 12.000
(d)
10/03/2029
149,972
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
235,000 2.750
05/01/2031
218,634
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
100,000 4.900
05/01/2031
99,945
Century Gardens at Tamiami Community Development District
Miami-Dade County Florida Special Assessment Refunding
Bonds Series 2016 (NR/BBB)
100,000 4.000
05/01/2031
97,730

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
$ 100,000 3.350%
05/01/2041
$ 81,530
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
70,000 3.375
(d)
05/01/2041
57,660
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
95,000 3.700
(d)
05/01/2040
81,970
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
105,000 2.400
05/01/2026
102,463
City of Jacksonville RB Refunding for Genesis Health, Inc.
Obligated Group Series 2020 (NR/A-)
145,000 4.000
11/01/2039
138,352
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
100,000 5.125
06/01/2042
101,936
Coddington Community Development District (NR/NR)
260,000 5.000
05/01/2032
270,266
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.250
06/15/2043
102,883
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
100,000 5.750
05/01/2043
105,658
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
175,000 3.000
05/01/2031
159,484
175,000 3.000
05/01/2035
149,422
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
200,000 4.300
05/01/2033
201,189
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
25,000 3.875
05/01/2027
24,834
35,000 4.250
05/01/2032
34,674
205,000 4.625
05/01/2042
193,979
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
340,000 4.250
05/01/2042
318,707
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.125
05/01/2043
101,310
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
100,000 5.350
05/01/2044
99,196
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
125,000 4.250
05/01/2027
125,042
255,000 4.750
05/01/2032
258,151
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
145,000 2.700
(d)
05/01/2025
144,355
310,000 3.125
(d)
05/01/2030
300,472
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000 5.000
05/01/2053
49,906
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
$ 25,000 2.625%
(d)
05/01/2025
$ 24,868
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
100,000 5.250
05/01/2043
101,474
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
270,000 3.750
05/01/2040
239,543
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
50,000 3.375
(d)
05/01/2041
43,699
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
105,000 4.300
05/01/2027
105,292
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 4.875
05/01/2032
194,233
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000 3.300
05/01/2041
20,269
East Nassau Stewardship District Bond Anticipation Note for PDP
#4 Series 2024 Project Series 2024 (NR/NR)
100,000 5.250
05/01/2029
99,456
East Palm Drive Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One) (NR/NR)
100,000 5.100
06/15/2044
99,275
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
75,000 3.625
05/01/2032
72,449
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 4.000
05/01/2040
94,924
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000 3.600
05/01/2041
111,473
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
125,000 3.375
05/01/2032
117,542
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
760,000 4.000
08/15/2045
690,339
Eureka Grove Community Development District Special
Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000 3.500
05/01/2041
569,841
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
525,000 5.250
06/15/2044
530,049
Everlands II Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
80,000 4.600
06/15/2031
79,654
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
190,000 5.000
05/01/2035
194,112

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
$ 150,000 5.250%
06/01/2044
$ 155,736
125,000 5.250
06/01/2049
128,188
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
100,000 5.000
(d)
07/01/2032
97,017
135,000 5.375
(d)
07/01/2042
126,491
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000 5.000
(d)
10/01/2042
99,876
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
600,000 5.250
08/01/2049
625,085
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
1,000,000 5.000
07/01/2044
1,027,300
550,000 5.250
07/01/2047
571,257
1,000,000 5.250
07/01/2053
1,034,136
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BBB-)
300,000 5.250
07/01/2047
298,281
300,000 5.500
07/01/2053
304,147
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
2,475,000 12.000
(a)(b)(d)
07/15/2032
2,638,889
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Expansion Project Series 2024A (NR/NR)
500,000 8.250
(a)(b)(d)
07/01/2057
516,941
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project Aaf Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
400,000 10.000
(a)(b)(d)
07/15/2059
411,617
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
100,000 4.000
(d)
06/01/2030
88,780
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000 5.125
(d)
06/01/2040
99,964
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
45,000 4.000
06/01/2030
43,091
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
100,000 4.000
(d)
06/30/2041
78,882
Florida Development Finance Corp. Solid Waste Disposal RB for
GFL Solid Waste Southeast LLC Project Series 2024A (B3/B)
250,000 4.375
(a)(b)(d)
10/01/2054
249,295
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2044
100,025
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
$ 150,000 5.000%
03/01/2047
$ 150,117
Forest Lake Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
30,000 4.750
(d)
05/01/2027
30,169
90,000 5.000
(d)
05/01/2032
92,046
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
165,000 2.950
05/01/2031
150,053
75,000 3.350
05/01/2041
60,553
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000 4.000
05/01/2030
98,415
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
50,000 4.750
11/01/2039
49,401
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
60,000 3.500
11/01/2041
49,416
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
710,000 3.750
05/01/2041
608,213
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
100,000 5.450
05/01/2044
100,871
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
100,000 6.300
05/01/2043
107,071
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
100,000 5.800
05/01/2054
100,348
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
100,000 5.850
05/01/2044
101,231
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
20,000 4.200
05/01/2027
19,982
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
80,000 5.125
05/01/2043
81,377
Harmony West Community Development District Special
Assessment RB Series 2023 (NR/NR)
300,000 5.300
05/01/2053
305,231
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
125,000 3.450
05/01/2041
105,281
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
420,000 4.375
05/01/2030
421,689
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
20,000 2.875
05/01/2025
19,901

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
$ 25,000 3.500%
(d)
05/01/2031
$ 23,825
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
90,000 2.375
05/01/2026
87,933
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
100,000 5.600
05/01/2044
102,674
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
125,000 3.000
05/01/2037
103,468
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
100,000 5.750
12/15/2043
104,548
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
100,000 3.125
05/01/2041
78,852
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
100,000 5.375
05/01/2055
97,731
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.500
05/01/2040
89,976
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
100,000 2.700
05/01/2031
92,918
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
50,000 3.600
06/15/2041
45,376
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
105,000 5.500
05/01/2042
106,493
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
85,000 3.400
05/01/2030
81,596
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
100,000 3.200
05/01/2030
95,356
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000 3.250
05/01/2029
120,583
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
100,000 5.250
05/01/2044
99,434
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
100,000 2.625
05/01/2037
82,117
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
95,000 2.300
05/01/2026
92,694
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
100,000 4.750
(d)
11/01/2048
94,801
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
$ 75,000 4.000%
05/01/2038
$ 69,152
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
80,000 4.750
05/01/2032
80,875
45,000 5.000
05/01/2042
45,271
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
150,000 5.250
11/15/2044
158,421
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
150,000 4.750
11/15/2029
150,251
Liberty Cove Community Development District Special
Assessment RB for Assessment Area One Project Series 2024
(NR/NR)
85,000 5.375
05/01/2044
83,659
Longleaf Community Development District Capital Improvement
RB for Neighborhood 4 – Assessment Area Two Series 2024A
(NR/NR)
50,000 5.200
05/01/2044
48,656
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
325,000 4.400
06/15/2031
326,042
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
100,000 5.750
05/01/2044
100,853
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
25,000 3.250
05/01/2031
23,149
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
50,000 3.450
05/01/2041
41,062
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
75,000 4.250
05/01/2042
68,925
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
160,000 3.250
05/01/2041
128,217
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
175,000 5.000
10/01/2040
177,225
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
100,000 5.000
(d)
07/01/2037
100,620
100,000 5.250
(d)
07/01/2042
100,925
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
240,000 5.000
05/01/2037
240,017
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
100,000 3.500
05/01/2041
83,524
100,000 4.000
05/01/2051
82,820

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Normandy Community Development District City of Jacksonville
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
$ 75,000 4.625%
(d)
05/01/2031
$ 74,073
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
100,000 5.750
05/01/2044
101,076
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
90,000 5.450
05/01/2044
90,523
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
200,000 3.375
11/01/2041
165,612
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
120,000 4.750
(d)
05/01/2027
120,615
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
100,000 3.625
05/01/2040
87,443
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
80,000 2.375
11/01/2026
77,236
330,000 2.875
11/01/2031
297,430
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
50,000 5.250
06/15/2043
51,441
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
100,000 5.200
(h)
05/01/2044
100,246
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
150,000 5.000
10/01/2043
152,338
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000 4.000
05/15/2053
82,709
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000 7.500
05/15/2053
56,291
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
175,000 4.000
06/01/2036
165,294
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
40,000 3.150
11/01/2041
31,338
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
155,000 3.750
05/01/2040
134,504
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
100,000 5.000
05/01/2031
99,797
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
80,000 5.000
05/01/2031
79,191
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
$ 210,000 2.625%
05/01/2034
$ 176,612
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
125,000 3.500
05/01/2037
110,059
Preserve At Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
510,000 5.450
05/01/2044
516,698
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000 3.500
11/01/2030
97,833
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
675,000 3.600
05/01/2032
634,860
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
15,000 2.200
12/15/2026
14,499
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
100,000 3.000
05/01/2036
87,753
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 3.300
05/01/2042
74,418
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000 5.500
05/01/2044
95,751
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
195,000 3.125
05/01/2027
190,385
365,000 3.400
05/01/2032
339,025
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
80,000 2.450
11/01/2026
77,534
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
75,000 5.000
05/01/2043
75,467
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000 5.750
(d)
11/01/2043
51,330
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
100,000 5.000
05/01/2044
100,450
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000 2.625
05/01/2040
76,723
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
85,000 3.300
11/01/2041
73,501
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
1,000,000 4.000
07/01/2048
918,873
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
100,000 6.125
11/01/2043
105,072

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
$ 50,000 3.750%
05/01/2040
$ 45,242
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
45,000 4.125
05/01/2032
44,154
65,000 4.500
05/01/2042
61,021
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
100,000 5.250
(d)
06/15/2043
102,186
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
225,000 5.000
06/15/2043
228,414
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
100,000 5.000
10/01/2032
101,855
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
90,000 5.500
05/01/2043
92,288
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
200,000 4.700
05/01/2034
200,059
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
40,000 4.625
05/01/2030
40,395
70,000 5.500
05/01/2043
72,114
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
50,000 4.000
06/15/2042
44,208
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
91,586
140,000 3.250
06/15/2042
118,950
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
200,000 3.500
05/01/2041
167,037
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
75,000 5.100
05/01/2044
72,911
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
100,000 5.500
05/01/2043
102,815
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
50,000 5.625
(d)
05/01/2044
50,147
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
70,000 5.250
05/01/2043
71,605
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 3.250
06/15/2041
20,575
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
$ 100,000 5.375%
05/01/2044
$ 99,646
St. Augustine Lakes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
520,000 5.375
06/15/2042
532,369
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
100,000 4.000
12/15/2036
90,907
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
150,000 4.000
08/01/2055
126,869
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
430,000 3.000
05/01/2031
394,314
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
290,000 5.125
12/15/2030
298,162
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
50,000 3.300
(d)
11/01/2041
40,599
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
50,000 4.500
06/15/2039
50,245
Storey Creek Community Development District (NR/NR)
240,000 5.000
06/15/2032
248,708
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
06/15/2044
101,981
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
90,248
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000 2.875
(d)
06/15/2031
23,672
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
(d)
05/01/2044
100,143
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
75,000 3.450
05/01/2041
62,272
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
80,000 3.750
05/01/2040
69,531
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000 4.000
05/01/2033
43,885
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
50,000 3.375
05/01/2041
41,201
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
50,000 3.300
12/15/2041
40,953

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
$ 75,000 3.625%
(d)
05/01/2040
$ 66,634
Towns at Woodsdale Community Development District Capital
Improvement RB for Pasco County Series 2023 (NR/NR)
180,000 5.375
(d)
11/01/2030
184,430
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
540,000 2.700
05/01/2031
488,262
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
100,000 3.250
(d)
05/01/2030
96,743
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
155,000 2.375
(d)
11/01/2026
149,740
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
15,000 2.500
11/01/2026
14,529
50,000 3.000
11/01/2031
45,685
40,000 3.500
11/01/2041
33,437
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
100,000 3.375
11/01/2030
94,337
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
75,000 4.000
05/01/2042
66,705
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
200,000 5.750
05/01/2043
205,708
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 5.125
05/01/2042
100,643
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000 5.625
05/01/2044
50,108
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
85,000 3.375
05/01/2045
75,266
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
75,000 5.125
05/01/2043
76,342
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
75,000 5.250
05/01/2043
76,412
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
250,000 3.625
05/01/2041
217,186
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
15,000 3.600
(d)
05/01/2041
12,704
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
90,000 5.250
06/15/2043
91,906
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
$ 115,000 4.125%
05/01/2034
$ 110,015
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
235,000 5.875
11/01/2029
240,848
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
85,000 3.750
05/01/2037
76,953
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
50,000 2.625
(d)
05/01/2030
46,761
50,000 3.000
(d)
05/01/2035
44,819
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
50,000 2.550
05/01/2031
45,833
100,000 2.850
05/01/2036
86,368
100,000 3.000
05/01/2041
81,555
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
100,000 5.125
05/01/2042
100,817
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
40,000 3.450
05/01/2042
32,543
Villamar Community Development District City of Winter Haven
Florida Special Assessment Bonds Series 2022 (NR/NR)
200,000 4.125
05/01/2052
167,790
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000 4.000
05/01/2042
591,034
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.750
05/01/2040
91,751
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
100,000 5.500
05/01/2044
102,196
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
50,000 5.200
05/01/2044
49,066
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
60,000 5.125
05/01/2042
59,807
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
125,000 4.000
(d)
05/01/2040
112,918
100,000 4.000
(d)
05/01/2051
82,883
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
50,000 2.400
05/01/2026
48,798
25,000 3.000
05/01/2031
22,964
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
85,000 4.625
05/01/2030
85,867

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
$ 50,000 4.750%
05/01/2039
$ 48,724
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
60,000 3.500
05/01/2041
49,894
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
100,000 3.500
05/01/2041
83,156
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
80,000 4.875
05/01/2031
80,392
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
100,000 3.250
05/01/2041
80,400
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
170,000 4.625
05/01/2030
171,465
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
130,000 4.500
05/01/2030
131,458
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
150,000 4.250
(d)
06/15/2039
139,219
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
135,000 5.625
05/01/2042
140,194
Wind Meadows South Community Development District City
of Bartow, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
235,000 4.500
05/01/2030
236,600
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
25,000 2.400
05/01/2026
24,355
150,000 2.950
05/01/2031
136,026
75,000 3.350
05/01/2041
60,239
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.700
05/01/2040
86,555
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000 3.375
05/01/2041
20,452
42,828,966
Georgia - 2.4%
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
120,000 5.750
04/01/2053
133,199
Development Authority of Burke County Pollution Control RB
for Georgia Power A Southern Company First Series 2009
(A3/A/A-1)
405,000 3.950
(a)(b)
07/01/2049
405,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2018
(A3/A/A-1)
$ 1,265,000 4.150%
(a)(b)
11/01/2052
$ 1,265,000
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
750,000 4.000
04/01/2050
713,619
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
130,000 5.000
(d)
01/01/2054
126,466
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
35,000 2.375
01/01/2031
31,823
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
975,000 4.000
(a)(b)
07/01/2052
981,925
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
500,000 4.000
(a)(b)
05/01/2052
502,220
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
365,000 5.000
(a)(b)
12/01/2053
385,708
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C
(NR/BBB-)
100,000 4.000
(d)
11/01/2027
99,404
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4
Project J Bonds (A3/A)
100,000 5.000
07/01/2052
103,952
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
550,000 0.000
(d)(g)
12/15/2048
464,784
The Atlanta Development Authority Senior RB for Westside Gulch
Area Project Series 2024A-1 (NR/NR)
125,000 5.000
(d)
04/01/2034
125,335
Upper Oconee Basin Water Authority RB Series 2024 (Aa1/NR)
200,000 5.000
07/01/2055
214,186
5,552,621
Guam - 1.0%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
100,000 5.250
10/01/2029
104,954
100,000 5.250
10/01/2030
105,610
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
200,000 5.250
10/01/2042
210,432
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
15,000 3.625
02/01/2025
14,990
60,000 4.250
02/01/2030
58,857
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000 4.000
01/01/2042
427,598
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
500,000 5.000
07/01/2042
530,675

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
$ 745,000 5.000%
01/01/2046
$ 751,852
2,204,968
Hawaii - 0.2%
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
100,000 3.200
07/01/2039
81,672
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
100,000 3.500
10/01/2049
75,628
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
250,000 3.100
05/01/2026
241,664
398,964
Idaho - 0.1%
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
275,000 5.000
09/01/2051
288,024
a a
Illinois - 6.8%
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
1,010,000 5.000
12/01/2042
996,777
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
100,000 5.000
12/01/2039
100,908
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
175,000 5.000
12/01/2047
170,730
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
100,000 5.000
12/01/2034
100,963
250,000 5.000
12/01/2044
247,447
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
500,000 6.038
12/01/2029
492,446
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
100,000 7.000
12/01/2044
101,713
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
100,000 6.500
12/01/2046
102,666
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
975,000 5.000
12/01/2025
980,305
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
150,000 5.000
04/01/2045
154,182
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
210,000 5.000
12/01/2036
213,571
250,000 5.000
12/01/2038
252,987
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
500,000 4.000
12/01/2047
415,782
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
$ 100,000 5.125%
12/01/2032
$ 100,020
City of Chicago GO Bonds Series 2021B (NR/BBB+)
500,000 4.000
01/01/2038
474,969
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
200,000 5.500
01/01/2043
206,995
City of Chicago GO Bonds Series 2024A (NR/BBB+)
650,000 5.000
01/01/2044
660,850
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
250,000 5.000
01/01/2038
264,555
175,000 5.000
01/01/2039
183,789
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
150,000 4.500
01/01/2048
149,451
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
355,000 5.500
01/01/2053
381,725
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
500,000 5.000
01/01/2041
545,824
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
125,000 5.000
01/01/2042
125,968
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000 4.000
01/01/2042
97,118
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
100,000 5.000
11/01/2033
100,430
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
125,000 5.500
(d)
08/01/2043
133,320
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
165,000 5.000
03/01/2040
160,120
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000 4.000
07/15/2047
234,351
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
475,000 6.125
(d)
04/01/2049
466,255
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
25,000 5.000
05/15/2041
23,952
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000 5.000
05/15/2028
1,061,955
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000 4.000
(d)
10/01/2042
221,551
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000 4.250
10/01/2039
199,513
150,000 4.700
10/01/2044
151,369
Illinois State GO Bonds Series 2017 D (A3/A-)
600,000 5.000
11/01/2028
625,749
Illinois State GO Bonds Series 2019 C (A3/A-)
1,000,000 4.000
11/01/2042
959,634

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2020 (A3/A-)
$ 50,000 5.500%
05/01/2039
$ 53,853
150,000 5.750
05/01/2045
162,248
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
375,000 5.000
10/01/2031
393,558
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
200,000 0.000
(e)
06/15/2033
146,410
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
230,000 0.000
(e)
06/15/2044
97,222
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
375,000 0.000
(e)
12/15/2056
83,381
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
185,000 0.000
(e)
12/15/2054
43,763
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa2/A)
800,000 0.000
(e)
12/15/2034
548,295
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000 4.000
06/15/2052
26,925
State of Illinois GO Bonds Series 2016 (A3/A-)
1,000,000 4.000
06/01/2033
1,000,579
State of Illinois GO Bonds Series 2017 D (A3/A-)
30,000 3.250
11/01/2026
29,933
State of Illinois GO Bonds Series of May 2024B (A3/A-)
375,000 5.000
05/01/2040
403,631
335,000 5.000
05/01/2041
359,162
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
300,000 4.250
12/01/2037
298,600
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba3/NR)
150,000 5.625
(d)
03/01/2043
152,030
15,659,530
Indiana - 0.7%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
200,000 4.875
(d)
01/01/2044
202,579
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
100,000 5.125
06/01/2058
101,938
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
650,000 4.125
12/01/2026
649,377
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
75,000 5.000
03/01/2040
80,497
250,000 4.250
03/01/2049
238,048
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB+)
35,000 2.100
(a)(b)
11/01/2049
33,752
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
$ 50,000 2.520%
11/15/2026
$ 47,467
50,000 2.920
11/15/2027
46,597
50,000 3.210
11/15/2028
45,832
50,000 3.260
11/15/2029
44,742
50,000 3.300
11/15/2030
43,536
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A-)
85,000 4.000
09/01/2033
85,534
1,619,899
Iowa - 0.9%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
575,000 5.000
05/01/2042
570,642
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aaa/AA+)
300,000 4.000
(a)(b)(f)
12/01/2032
320,112
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
105,000 5.000
05/15/2047
104,462
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
175,000 5.000
05/15/2043
175,462
300,000 5.000
05/15/2048
297,207
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
250,000 4.500
07/01/2044
247,131
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
310,000 5.000
10/01/2034
329,924
2,044,940
Kansas - 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
50,000 4.000
06/01/2036
47,015
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000 4.000
09/01/2036
199,023
246,038
Kentucky - 0.6%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
200,000 4.450
(d)
01/01/2042
195,365
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
150,000 2.125
10/01/2034
117,302
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
150,000 2.000
02/01/2032
123,978
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
75,000 4.000
06/01/2045
70,755
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
500,000 2.000
10/01/2033
398,255

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
$ 215,000 5.000%
10/01/2041
$ 230,293
150,000 5.000
10/01/2042
159,753
1,295,701
Louisiana - 1.8%
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
170,000 4.450
06/01/2027
170,247
250,000 5.000
06/01/2032
252,823
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
695,000 2.875
06/01/2031
621,252
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
100,000 6.500
(d)
06/15/2038
103,653
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
175,000 5.000
(d)
11/15/2037
178,962
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
250,000 3.500
11/01/2032
238,036
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
100,000 6.000
(d)
06/01/2037
101,265
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000 4.000
(d)
06/01/2041
84,012
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000 4.000
(d)
06/01/2041
84,013
Louisiana Public Facilities Authority Senior Lien RB for I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
600,000 5.500
09/01/2054
634,270
1,515,000 5.500
09/01/2059
1,595,614
4,064,147
Maine - 0.6%
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
340,000 4.000
07/01/2050
312,007
Maine Health and Higher Education
Facilities Authority RB Series 2021A
375,000 4.000
07/01/2037
377,508
325,000 4.000
07/01/2041
321,519
Maine Health and Higher Educational Facilities Authority RB
Series 2024A (AGC) (Aa3/AA)
225,000 4.250
07/01/2054
219,717
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series B (Aa1/AA+)
200,000 4.650
11/15/2049
200,522
1,431,273
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland - 0.9%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
$ 100,000 4.000%
01/01/2039
$ 97,813
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000 5.000
01/01/2037
178,878
City of Gaithersburg Economic Development Project RB Series
2022 (NR/NR)
100,000 5.125
01/01/2042
101,526
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
80,000 4.000
07/01/2040
75,679
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
195,000 3.997
04/01/2034
150,447
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
250,000 5.625
07/01/2043
271,819
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
100,000 5.500
(d)
05/01/2042
99,440
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
100,000 5.875
(d)
07/01/2043
102,329
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
700,000 0.000
(e)
05/01/2051
199,353
700,000 0.000
(e)
05/01/2052
189,641
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
150,000 5.000
09/01/2032
151,369
100,000 5.000
09/01/2035
100,452
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000 4.875
06/01/2042
101,415
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
175,000 5.125
(d)
07/01/2039
176,110
1,996,271
Massachusetts - 1.1%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
1,545,000 5.000
01/01/2049
1,657,948
Massachusetts Development Finance Agency RB for CHF
Merrimack, Inc. Issue, Merrimack College Student Housing
Project Series 2024A (NR/BB)
100,000 5.000
(d)
07/01/2044
101,465
Massachusetts Development Finance Agency RB for Tufts
Medicine Issue Series 2024 E (NR/BBB-)
800,000 8.500
10/01/2026
809,763
2,569,176

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan - 2.0%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
$ 1,665,000 4.000%
(a)
04/01/2044
$ 1,286,327
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
205,000 5.500
04/01/2045
215,447
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
105,000 5.000
04/01/2034
111,837
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
50,000 2.711
04/01/2026
48,608
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Baa2/BBB)
75,000 5.000
04/01/2035
79,628
City of Kalamazoo Economic Development Corporation Limited
obligation RB for Revel Creek Project, Series 2020A
(Baa2/BBB)
300,000 5.250
05/01/2027
311,882
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000 4.000
(a)
04/01/2044
309,028
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
585,000 3.853
(c)
07/01/2032
577,131
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
100,000 4.000
02/01/2042
85,558
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
125,000 4.000
09/01/2050
99,035
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
225,000 5.000
06/01/2040
233,848
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
325,000 3.267
06/01/2039
298,738
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
3,505,000 0.000
(e)
06/01/2065
364,450
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
500,000 4.250
12/31/2038
487,829
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
1,150,000 0.000
(e)
06/01/2058
36,448
4,545,794
Minnesota - 0.6%
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
75,000 4.000
07/01/2031
72,086
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital Of Duluth Obligated Group) Series
2022A (NR/AA-)
400,000 4.000
06/15/2036
408,741
Duluth Economic Development Authority Health Care Facilities
RB St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
425,000 4.000
06/15/2035
436,281
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
$ 25,000 4.000%
(f)
03/01/2027
$ 25,445
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
330,000 4.000
12/01/2026
334,328
1,276,881
Mississippi - 0.2%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB+)
200,000 2.375
06/01/2044
126,225
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
100,000 5.000
(d)
10/01/2033
100,910
200,000 4.000
(d)
10/01/2041
163,727
Warren County RB Refunding for International Paper Company,
Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)
75,000 1.600
(a)(b)
08/01/2027
74,139
465,001
Missouri - 0.3%
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
100,000 5.000
05/15/2041
100,700
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
75,000 3.500
11/01/2040
68,261
100,000 4.250
11/01/2050
84,137
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
25,000 4.000
08/01/2036
23,406
25,000 4.000
08/01/2041
22,183
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
275,000 4.000
02/15/2038
275,322
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2046
99,791
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
100,000 5.000
(d)
10/01/2033
99,380
773,180
Montana - 0.1%
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
250,000 4.400
12/01/2049
242,858
a a
Nevada - 0.4%
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
50,000 3.125
06/01/2051
35,557
Director of The State of Nevada Department of Business and
Industry RB for Brightline West Passenger Rail Project Series
2020A-4 (NR/NR)
100,000 8.125
(a)(b)
01/01/2050
102,825

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
$ 100,000 4.000%
09/01/2035
$ 91,432
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
750,000 4.000
07/01/2049
708,554
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000 5.000
07/01/2040
102,308
1,040,676
New Hampshire - 0.3%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
500,000 3.000
08/15/2046
408,003
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
225,000 4.000
01/01/2041
203,700
611,703
New Jersey - 3.4%
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
140,000 4.000
07/01/2053
133,689
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB)
665,000 5.250
09/15/2029
665,668
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
500,000 5.000
10/01/2047
504,254
New Jersey Health Care Facilities Financing Authority RB for St.
Joseph's Healthcare System Obligated Group Issue Series 2016
(Baa3/BBB-)
325,000 5.000
07/01/2041
327,048
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
230,000 4.125
07/01/2054
219,138
350,000 5.250
07/01/2054
380,602
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
975,000 0.000
(e)
12/15/2034
673,476
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
2,450,000 0.000
(e)
12/15/2038
1,395,668
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
70,000 5.000
12/15/2032
74,112
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
75,000 3.000
06/15/2050
57,761
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2024 Series CC (A2/A-)
650,000 5.250
06/15/2055
701,680
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A2/A-)
400,000 3.500
06/15/2046
348,892
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A2/A-)
$ 685,000 4.000%
06/15/2041
$ 672,955
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
615,000 4.000
01/01/2043
608,015
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
100,000 4.500
01/01/2048
103,574
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
100,000 5.375
07/01/2053
102,959
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
100,000 5.000
01/01/2048
100,730
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
680,000 5.000
06/01/2046
679,083
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
200,000 6.750
(d)
12/01/2041
130,150
7,879,454
New Mexico - 0.9%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
660,000 3.875
(a)(b)
06/01/2040
666,706
City of Farmington Pollution Control Refunding RB 2005 Series
A (A2/A-)
200,000 1.800
04/01/2029
180,806
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
380,000 3.900
(a)(b)
06/01/2040
384,151
New Mexico Finance Authority Environmental Improvement RB
for Enchantment Water, LLC Project Series 2024 Blue Circular
Economy Bonds (NR/NR)
150,000 8.250
(d)
12/01/2045
151,962
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
250,000 4.700
09/01/2049
250,768
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
500,000 4.250
(d)
05/01/2040
465,355
2,099,748
New York - 5.5%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
70,000 5.250
04/01/2049
71,758
80,000 5.250
04/01/2054
81,486
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
200,000 0.000
(e)
07/15/2044
79,175

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
$ 100,000 5.000%
07/15/2042
$ 101,146
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2030
99,633
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
100,000 5.000
(d)
09/01/2044
98,482
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
100,000 5.000
(d)
12/01/2041
94,746
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
100,000 4.000
(d)
06/15/2041
86,938
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
100,000 4.000
(d)
06/15/2027
96,698
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
100,000 5.250
(d)
06/15/2043
102,188
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
100,000 6.500
(d)
07/01/2032
105,757
150,000 6.500
(d)
07/01/2042
154,293
100,000 6.500
(d)
07/01/2052
101,598
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
100,000 9.750
(d)
07/01/2032
97,513
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
100,000 4.750
06/15/2053
97,129
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
100,000 4.250
(a)(b)
04/01/2042
100,982
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000 4.000
03/01/2050
278,380
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
200,000 5.250
07/01/2049
212,158
250,000 5.250
07/01/2054
263,461
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
100,000 5.250
05/01/2044
107,383
100,000 5.500
05/01/2049
107,878
150,000 5.500
05/01/2056
161,014
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
800,000 0.000
(d)(e)
06/01/2060
36,052
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
250,000 5.000
12/01/2041
259,118
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
225,000 4.750
11/15/2045
229,744
125,000 5.000
11/15/2050
128,958
75,000 5.250
11/15/2055
78,227
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
$ 175,000 5.250%
11/15/2031
$ 179,922
Metropolitan Transportation Authority RB Refunding Series 2017
D (A3/A-)
250,000 5.000
11/15/2032
261,266
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
100,000 5.000
11/15/2045
104,198
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds Subseries 2015E-1 (Aa2/AA/A-1)
330,000 3.850
(a)(b)
11/15/2050
330,000
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
2,255,000 0.000
(e)
06/01/2060
138,000
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000 3.000
01/01/2046
171,716
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000 0.000
(e)
06/01/2060
207,446
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
125,000 5.150
(d)
11/15/2034
125,108
225,000 5.375
(d)
11/15/2040
225,186
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
275,000 7.250
(d)
11/15/2044
275,317
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
740,000 5.000
(d)
11/15/2044
740,421
New York State Dormitory Authority RB for Brooklyn St. Joseph's
College Series 2021 (NR/NR)
225,000 4.000
07/01/2040
188,539
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B3/B-)
200,000 5.000
07/01/2035
198,649
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
250,000 4.000
09/01/2037
242,141
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000 2.750
(a)(b)
09/01/2050
247,435
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
75,000 4.000
12/01/2040
74,735
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
400,000 5.000
01/01/2027
409,502
190,000 5.000
01/01/2033
194,707
100,000 4.000
01/01/2036
95,514
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
100,000 5.000
10/01/2040
102,254
795,000 4.375
10/01/2045
756,953
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
25,000 2.500
10/31/2031
21,142

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
$ 100,000 5.000%
07/01/2034
$ 100,112
200,000 5.000
07/01/2046
199,993
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy international Airport New Terminal One
Project Green Bonds Series (AMT) (AGM) (A1/AA)
625,000 5.000
06/30/2049
648,490
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
225,000 6.000
06/30/2054
240,673
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
200,000 5.000
06/30/2049
205,992
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa3/BBB-)
250,000 6.000
04/01/2035
278,386
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
205,000 5.250
08/01/2031
213,318
15,000 5.375
08/01/2036
15,699
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
215,000 5.000
08/01/2026
215,363
Niagara Area Development Corporation Tax-Exempt RB for
Catholic Health System, Inc. Project Series 2022 (B3/B-)
100,000 5.000
07/01/2052
95,174
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
100,000 4.000
12/01/2049
93,150
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
135,000 3.000
07/01/2044
89,868
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
250,000 4.000
07/01/2035
207,190
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
325,000 4.250
05/01/2052
313,666
385,000 5.000
05/01/2052
401,966
The Port Authority of New York and New Jersey Consolidated
Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000 4.000
07/15/2046
401,959
100,000 5.000
07/15/2056
103,253
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
110,000 5.000
05/15/2054
117,622
12,663,920
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina - 0.6%
Columbus County Industrial Facilities & Pollution Control
Financing Authority Refunding RB for International Paper
Company Project Series 2019B (NR/BBB) (PUTABLE)
$ 400,000 3.450%
(a)(b)
11/01/2033
$ 394,453
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2020 A (Baa2/BBB) (PUTABLE)
75,000 1.375
(a)(b)
05/01/2034
74,064
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
100,000 5.500
07/01/2052
106,987
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
200,000 5.250
07/01/2053
210,144
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
200,000 5.000
12/31/2037
200,361
North Carolina Medical Care Commission Health Care Facilities
First Mortgage Revenue Refunding Bonds Pennybyrn At
Maryfield Series 2015 (NR/NR)
250,000 5.000
10/01/2035
250,081
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
50,000 4.000
09/01/2041
45,563
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
75,000 4.000
03/01/2036
71,984
100,000 4.000
03/01/2051
84,099
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
50,000 4.000
09/01/2041
45,563
1,483,299
Ohio - 3.6%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
1,200,000 5.000
06/01/2055
1,063,505
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
1,000,000 0.000
(e)
06/01/2057
90,234
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB)
280,000 5.375
09/15/2027
280,293
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
125,000 7.000
(d)
07/01/2053
127,643
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
95,000 5.000
05/15/2032
94,869
310,000 5.375
05/15/2037
313,269
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa2/BBB)
175,000 5.500
02/15/2052
177,759

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
$ 200,000 5.000%
07/01/2035
$ 208,565
225,000 5.000
07/01/2036
233,021
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
200,000 4.000
07/01/2040
177,852
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
150,000 5.250
11/15/2040
150,908
County of Franklin RB Series OH 2019A (Aa3/AA-)
500,000 4.000
12/01/2044
481,812
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
600,000 5.250
11/15/2048
605,469
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
500,000 5.000
11/01/2052
519,606
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
625,000 5.250
02/15/2047
633,399
425,000 5.000
02/15/2052
425,765
100,000 5.000
02/15/2057
100,110
Evans Farm New Community Authority Special Assessment Bonds
Series 2020 (NR/NR)
170,000 3.750
12/01/2038
141,624
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
250,000 4.250
(a)(b)
11/01/2039
252,099
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
750,000 4.250
(a)(b)
11/01/2040
756,985
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (NR/BBB-)
100,000 3.375
(a)
08/01/2029
97,483
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
100,000 5.000
12/01/2042
98,853
100,000 5.000
12/01/2045
96,993
Ohio Housing Finance Agency Residential Mortgage RB
2024 Series B Mortgage-Backed Securities Program
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
285,000 4.650
09/01/2049
285,233
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
100,000 5.000
01/15/2050
102,032
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
100,000 5.000
01/15/2040
103,346
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
100,000 4.375
(a)(b)
06/15/2056
98,461
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
65,000 5.000
12/01/2044
64,516
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
100,000 4.250
(d)
12/01/2050
89,253
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
$ 200,000 5.000%
12/01/2046
$ 192,196
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
100,000 5.000
05/01/2042
105,644
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
175,000 4.000
01/01/2038
171,227
8,340,024
Oklahoma - 0.3%
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba2/BB)
35,000 5.000
08/15/2038
35,626
50,000 5.500
08/15/2057
50,780
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba2/BB)
375,000 5.500
08/15/2052
381,283
The Oklahoma Development Finance Authority Health System RB
for Ou Medicine Project Series 2018B (Ba2/BB)
250,000 5.250
08/15/2043
254,067
721,756
Oregon - 0.0%
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
125,000 5.000
11/15/2051
105,803
a a
Pennsylvania - 2.0%
Adams County General Authority RB for The Brethren Home
Community Project Series 2024A (NR/NR)
225,000 5.000
06/01/2044
232,709
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000 5.250
09/01/2035
89,067
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
75,000 5.125
05/01/2030
78,300
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB for Waterfront - 30 E. Allen Street
Project Series 2024A (NR/NR)
100,000 5.250
(d)
05/01/2032
103,419
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba3/NR)
250,000 5.000
(d)
05/01/2042
253,339
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/B+)
275,000 4.000
07/01/2051
231,238
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
100,000 4.000
03/01/2042
85,512
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
100,000 5.875
(d)
10/15/2040
81,123
200,000 6.250
(d)
10/15/2053
153,632
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
100,000 5.000
(d)
07/01/2031
105,456

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
$ 100,000 5.000%
03/01/2040
$ 90,700
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000 5.000
03/01/2050
208,454
Lancaster Municipal Authority Healthcare Facilities RB for Garden
Spot Village Project Series B of 2024 (NR/NR)
400,000 5.000
05/01/2054
407,199
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
250,000 4.000
03/01/2038
227,433
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
150,000 5.250
07/01/2044
144,835
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
100,000 5.000
11/15/2045
102,507
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
350,000 5.750
06/30/2048
375,447
100,000 5.250
06/30/2053
102,626
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
250,000 5.000
12/31/2057
255,281
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
100,000 4.000
04/15/2036
100,332
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
100,000 5.125
06/15/2042
100,256
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB+)
100,000 5.000
(d)
06/15/2033
102,138
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
420,000 5.000
01/01/2038
423,066
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
100,000 5.000
10/01/2049
87,499
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
35,000 7.000
06/30/2039
31,521
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
136,000 0.000
(g)
06/30/2044
95,502
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
18,000 0.000
(g)
06/30/2044
10,312
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
63,000 8.000
06/30/2034
63,917
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
50,000 6.000
06/30/2034
53,477
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
$ 273,000 5.000%
06/30/2039
$ 263,165
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
30,000 6.000
(d)
07/01/2029
29,387
4,688,849
Puerto Rico - 9.5%
GDB Debt Recovery Authority Bonds (NR/NR)
324,329 7.500
08/20/2040
317,842
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406 5.250
07/01/2038
91,427
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
500,000 5.000
(d)
07/01/2035
515,237
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
250,000 5.000
(d)
07/01/2037
258,628
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
500,000 5.000
(d)
07/01/2047
505,085
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
600,000 4.000
(d)
07/01/2042
566,359
Puerto Rico Commonwealth GO Bonds (NR/NR)
608,694 0.010
(a)(g)(i)
11/01/2043
372,825
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
569,044 0.010
(a)(g)(i)
11/01/2051
303,727
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
539,676 0.010
(a)(g)(i)
11/01/2051
334,599
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
322,380 5.625
07/01/2029
343,410
755,281 5.750
07/01/2031
825,971
514,493 0.000
(e)
07/01/2033
348,042
322,248 4.000
07/01/2033
317,350
132,356 4.000
07/01/2035
129,026
223,596 4.000
07/01/2037
215,622
729,448 4.000
07/01/2041
689,705
435,624 4.000
07/01/2046
404,537
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
200,000 5.000 *
07/01/2042
108,000
250,000 5.050 *
07/01/2042
135,000
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
50,000 7.000 *
07/01/2033
27,000
150,000 7.000 *
07/01/2040
81,000
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
100,000 5.250 *
07/01/2031
54,000
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
250,000 5.250 *
07/01/2026
135,000
340,000 5.250 *
07/01/2027
183,600
415,000 5.000 *
07/01/2028
224,100
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
100,000 5.000 *
07/01/2032
54,000

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
$ 675,000 5.250%*
07/01/2040
$ 364,500
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
145,000 4.250 *
07/01/2020
78,300
50,000 5.250 *
07/01/2026
27,000
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
175,000 5.000 *
07/01/2037
94,500
Puerto Rico Industrial Tourist Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
150,000 6.250
01/01/2040
175,011
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
575,000 4.550
07/01/2040
575,140
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
1,403,000 4.329
07/01/2040
1,386,866
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
127,000 0.000
(e)
07/01/2027
114,944
451,000 0.000
(e)
07/01/2031
346,650
599,000 0.000
(e)
07/01/2033
421,766
2,576,000 0.000
(e)
07/01/2046
828,654
909,000 0.000
(e)
07/01/2051
212,277
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
3,212,000 4.329
07/01/2040
3,167,977
19,000 4.536
07/01/2053
18,522
2,929,000 4.784
07/01/2058
2,876,586
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
1,208,000 4.500
07/01/2034
1,210,214
470,000 4.750
07/01/2053
462,983
2,210,000 5.000
07/01/2058
2,201,736
22,104,718
Rhode Island - 0.6%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
150,000 5.250
09/15/2042
165,393
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
150,000 5.250
05/15/2049
158,487
500,000 5.250
05/15/2054
524,870
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
250,000 5.000
10/01/2042
259,331
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000 4.450
10/01/2044
198,229
1,306,310
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina - 1.0%
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
$ 100,000 3.625%
(d)
11/01/2031
$ 87,818
100,000 3.750
(d)
11/01/2036
81,149
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
100,000 5.125
(d)
06/15/2042
95,082
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
250,000 4.000
11/01/2042
247,158
250,000 5.250
11/01/2043
275,275
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
480,000 5.750
12/01/2047
532,230
South Carolina State Housing Finance and Development Authority
Mortgage RB Series 2024 B (NON-AMT) (Aaa/NR)
500,000 4.625
07/01/2054
494,742
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
795,000 3.000
04/15/2049
606,971
2,420,425
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
50,000 4.000
08/01/2051
41,396
a a
Texas - 8.9%
Aldine independent School District Harris County Texas UT
Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
1,000,000 3.000
02/15/2042
883,682
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000 4.250
(d)
06/15/2039
145,269
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
100,000 5.625
08/15/2052
91,697
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
175,000 4.000
(a)(b)
02/01/2054
178,365
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
301,000 3.750
(d)
09/15/2031
277,180
157,000 4.500
(d)
09/15/2031
149,612
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
100,000 5.750
(d)
09/01/2042
104,850
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
100,000 4.875
(d)
09/15/2031
100,505
City of Anna Special Assessment RB for Woods At Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
100,000 5.625
(d)
09/15/2043
103,315

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
$ 250,000 5.000%
09/01/2045
$ 269,893
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
50,000 3.375
(d)
09/01/2041
41,052
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000 4.250
(d)
09/01/2041
44,869
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
100,000 4.875
(d)
09/01/2042
97,739
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
433,000 4.375
09/01/2030
432,979
167,000 4.875
(d)
09/01/2030
167,240
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000 3.625
(d)
09/01/2032
89,650
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Improvement Area #2
Project Series 2024 (NR/NR)
100,000 4.500
(d)
09/01/2031
99,761
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
100,000 5.375
(d)
09/01/2043
101,183
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area 1 Project
(BAM) (NR/AA)
75,000 5.000
09/01/2038
79,390
85,000 5.000
09/01/2045
87,308
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area Project
(BAM) (NR/AA)
100,000 5.000
09/01/2034
107,658
100,000 5.000
09/01/2037
106,212
100,000 5.000
09/01/2040
104,647
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Major Improvement Area Project (BAM) (NR/AA)
100,000 5.000
09/01/2038
105,853
125,000 5.000
09/01/2045
128,394
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Neighborhood Improvement Area #1 Project
(BAM) (NR/AA)
75,000 5.000
09/01/2038
79,390
125,000 5.000
09/01/2045
128,394
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
530,000 5.500
(d)
09/15/2032
550,143
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
268,000 4.625
(d)
09/01/2027
269,410
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #2 Project
Series 2024 (NR/NR)
$ 50,000 5.000%
(d)
09/01/2044
$ 48,842
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
300,000 5.375
(d)
09/01/2043
306,757
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
100,000 3.375
(d)
08/15/2030
90,963
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
100,000 3.375
(d)
08/15/2031
91,541
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
317,000 5.875
(d)
08/15/2042
320,611
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
75,000 4.250
(d)
08/15/2042
68,562
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
100,000 5.125
(d)
08/15/2043
98,635
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
100,000 3.625
(d)
09/15/2027
97,731
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB)
200,000 5.000
07/15/2028
204,413
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
519,000 3.625
(d)
09/01/2041
434,092
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
100,000 3.500
(d)
09/01/2041
83,071
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
100,000 3.875
(d)
09/01/2041
86,949
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
100,000 3.375
(d)
09/01/2031
94,458
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
200,000 4.125
(d)
09/01/2041
179,811
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
188,000 4.875
(d)
09/01/2030
188,542
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
177,000 4.750
(d)
09/01/2033
177,167
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000 2.500
09/15/2039
363,324

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
$ 100,000 5.375%
(d)
09/15/2044
$ 102,041
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
310,000 5.000
(d)
09/15/2027
310,903
City of McLendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
50,000 2.500
09/15/2035
39,902
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
100,000 4.750
(d)
09/01/2030
100,404
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
122,000 5.500
(d)
09/01/2043
125,956
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
75,000 5.125
(d)
09/01/2052
73,992
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
100,000 3.875
(d)
09/15/2041
84,582
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
100,000 5.250
(d)
09/15/2042
98,275
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
150,000 6.000
(d)
09/15/2042
151,810
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
50,000 6.125
(d)
09/01/2043
51,236
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
250,000 2.750
(d)
09/01/2031
221,211
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located in Denton County Special Assessment RB
Series 2024 (NR/NR)
100,000 5.350
(d)
09/15/2044
99,024
City of Oak Point Texas Special Assessment RB Series 2024
(NR/NR)
100,000 5.100
(d)
09/15/2044
97,797
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
100,000 5.750
(d)
09/15/2032
103,462
100,000 5.500
(d)
09/15/2042
100,541
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
100,000 5.500
(d)
09/15/2042
100,541
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
$ 249,000 5.375%
(d)
09/15/2027
$ 250,237
410,000 5.625
(d)
09/15/2032
428,810
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.375
(d)
09/15/2051
103,010
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.000
(d)
09/15/2051
102,539
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000 4.250
(d)
09/01/2042
47,005
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
100,000 4.875
09/01/2039
98,134
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
25,000 3.375
(d)
09/01/2041
20,226
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
75,000 5.125
(d)
09/01/2042
74,782
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 7.000
(d)
09/01/2043
102,248
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 6.250
(d)
09/01/2043
106,405
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
100,000 5.125
(d)
09/01/2043
99,547
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
100,000 3.750
(d)
09/01/2040
85,830
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
38,435
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
409,000 3.375
(d)
09/15/2041
326,723
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
25,000 2.625
(d)
09/15/2025
24,713
50,000 3.375
(d)
09/15/2030
46,557
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
100,000 6.375
(d)
09/15/2053
103,167
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
100,000 3.250
(d)
09/15/2030
91,696
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
291,000 4.625
(d)
09/01/2032
287,199

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
$ 250,000 6.625%
(d)
09/01/2052
$ 261,854
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
302,000 5.125
(d)
08/15/2032
306,271
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
39,153
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
25,000 2.500
10/01/2031
21,336
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
100,000 4.500
(d)
09/01/2041
93,247
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
100,000 5.000
08/15/2047
102,323
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
100,000 5.000
(d)
08/15/2044
93,165
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
75,000 3.125
08/15/2036
60,835
70,000 3.250
08/15/2041
52,144
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
500,000 4.050
(a)(b)
11/01/2050
501,331
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
283,000 4.875
(d)
09/15/2032
283,015
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
250,000 5.000
07/15/2027
254,361
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
320,000 2.250
09/01/2030
273,980
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/BBB+)
135,000 4.250
05/01/2030
137,701
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
100,000 4.625
(d)
10/01/2031
99,579
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
80,000 5.250
02/15/2030
78,888
New Hope Cultural Education Facilities Finance Corp. Education
RB Jubilee Academic Center 2024A and Taxable Education
RB 2024B (NR/BB+)
125,000 4.500
(d)
08/15/2044
116,062
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
225,000 5.500
01/01/2057
215,292
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
$ 100,000 3.000%
(d)
09/15/2026
$ 97,664
300,000 3.625
(d)
09/15/2031
279,929
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
200,000 0.000
(e)
01/01/2037
124,696
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
100,000 1.875
(d)
01/01/2026
97,667
150,000 2.500
(d)
01/01/2030
136,464
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
175,000 3.000
(d)
01/01/2050
121,793
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
500,000 4.100
(d)
01/01/2028
444,333
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
100,000 5.000
(d)
01/01/2039
101,908
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
200,000 10.000
(d)
07/01/2026
204,355
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
50,000 4.500
04/01/2030
49,744
75,000 5.000
04/01/2038
74,782
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
100,000 5.000
10/01/2044
105,373
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000 4.250
08/15/2053
123,466
Texas Municipal Gas Acquisition and Supply Corp. II RB for
LIBOR Index Rate Series 2012 C (A1/A)
(3M USD LIBOR + 0.86%)
1,200,000 3.739
(c)
09/15/2027
1,200,904
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply
RB Series 2024 (A1/NR)
700,000 5.000
(a)(b)
01/01/2055
744,758
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
200,000 5.000
06/30/2058
202,824
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
320,000 2.625
(d)
09/01/2026
310,577
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
200,000 5.250
(d)
09/15/2042
196,327
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
281,000 2.875
(d)
09/01/2031
244,317

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
$ 100,000 5.000%
(h)
09/01/2044
$ 99,638
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
100,000 3.000
09/01/2034
87,468
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
50,000 2.875
12/01/2030
44,239
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
95,000 5.000
08/15/2049
97,334
20,541,146
Utah - 1.0%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
500,000 3.500
(d)
03/01/2036
449,148
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
100,000 5.625
(d)
12/01/2053
101,112
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
500,000 5.750
(d)
06/15/2044
509,516
Salt Lake City International Airport RB Series 2021A (A2/A+)
1,000,000 5.000
07/01/2046
1,030,815
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
250,000 5.750
(d)
06/15/2052
251,616
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
100,000 4.000
(d)
07/15/2037
87,198
2,429,405
Vermont - 0.1%
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
150,000 5.000
(a)(b)(d)
06/01/2052
152,322
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000 5.500
(d)
10/01/2043
162,090
314,412
Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
50,000 5.000
10/01/2039
51,025
a a
Virginia - 0.4%
City of Virginia Beach Development
Authority Residential Care Facility RB
125,000 7.000
09/01/2053
141,567
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
120,000 5.000
(a)(b)
05/01/2043
122,438
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
$ 300,000 0.000%
(e)
06/01/2047
$ 83,467
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
200,000 5.375
09/01/2029
205,469
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
250,000 3.100
12/01/2045
202,016
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
125,000 5.000
12/31/2052
128,517
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
50,000 5.000
12/31/2052
50,174
933,648
Washington - 0.4%
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
215,000 5.000
05/01/2042
217,847
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
225,000 5.000
04/01/2039
230,861
Public Hospital District No. 2 Quincy Valley Medical Center UT
GO Bonds 2024 (Baa1/NR)
100,000 5.500
12/01/2044
105,311
Spokane County Washington Airport RB Series 2024B
(AMT) (A2/A)
210,000 5.250
01/01/2042
225,734
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
100,000 5.625
(d)
07/01/2038
109,074
888,827
West Virginia - 0.4%
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
95,000 4.125
(d)
06/01/2043
84,237
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
125,000 7.000
(d)
06/01/2043
133,188
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2021 (AMT) (B2/BB)
100,000 4.125
(a)(b)
07/01/2045
99,499
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
380,000 3.375
(a)(b)
03/01/2040
375,210
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
145,000 5.125
09/01/2042
156,301
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
150,000 5.500
09/01/2048
163,634
1,012,069

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin - 2.0%
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
$ 100,000 5.875%
(d)
06/01/2052
$ 101,403
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
25,000 6.375
(d)
07/01/2043
25,933
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
510,000 5.000
(d)
06/15/2041
470,659
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
100,000 5.000
06/15/2044
100,733
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
360,000 5.000
(d)
06/15/2032
360,550
Public Finance Authority Education RB Mater Academy of Nevada
- East Las Vegas Campus Project Series 2024A (NR/BB)
100,000 5.000
(d)
12/15/2039
101,782
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000 5.000
(d)
01/01/2042
180,250
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
100,000 4.500
(d)
07/15/2049
94,488
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BB+)
220,000 4.300
11/01/2030
220,006
Public Finance Authority Limited Obligation Grant RB
625,000 6.750
(d)
08/01/2031
560,937
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
50,000 5.000
(d)
12/01/2045
47,630
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
100,000 5.000
(d)
06/01/2061
77,474
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000 4.000
(d)
03/01/2030
72,408
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
250,000 5.625
(d)
06/01/2050
232,548
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
290,000 6.500
(d)
06/01/2045
247,951
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
100,000 5.350
12/01/2045
101,951
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
100,000 6.000
(d)
07/01/2031
85,994
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
150,000 4.500
(d)
07/01/2048
118,200
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
25,000 6.125
(d)
10/01/2049
21,438
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
$ 50,000 4.000%
(d)
07/01/2041
$ 44,500
150,000 4.000
(d)
07/01/2051
123,407
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
150,000 5.375
(d)
12/15/2032
150,077
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
35,000 3.000
12/01/2031
30,010
75,000 4.000
12/01/2041
59,510
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
370,000 5.000
(d)
08/01/2027
376,193
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
175,000 3.800
(b)(c)
08/15/2054
172,734
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
250,000 4.500
02/15/2054
239,212
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
300,000 5.000
02/01/2042
305,345
4,723,323
TOTAL MUNICIPAL BONDS
(Cost $230,799,965)
225,960,785
a
Corporate Bonds - 0.6%
Healthcare-Services - 0.1%
Toledo Hospital RB Series 2022 B
75,000 5.325% 11/15/28 73,667
Real Estate - 0.5%
Benloch Ranch Improvement Association No. 1 Series 2020
47,738 9.750%
(d)(j)
12/01/39 42,765
Benloch Ranch Improvement Association No. 1 Series 2021
47,748 9.750
(d)(j)
12/01/39 42,773
Benloch Ranch Improvement Association No. 2
700,000 10.000
(d)(j)
12/01/51 543,592
Brixton Park Improvement Association No. 1 Series
701,770 6.875
(d)(j)
12/01/51 563,297
1,192,427
TOTAL CORPORATE BONDS
(Cost $1,531,552)
1,266,094
TOTAL INVESTMENTS - 98.1%
(Cost $232,331,517)
$ 227,226,879
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.9%
4,487,554
NET ASSETS - 100.0%
$ 231,714,433
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
**End swaps header**
(a) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2024. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2024.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(g) Zero coupon bond until next reset date.
(h) When-issued security.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 99.2%
Alabama - 2.2%
Alabama Federal Aid Highway Finance Authority Special
Obligation RB Series 2016A (NR/NR)
$ 10,000,000 5.000%
(a)
09/01/2026
$ 10,310,596
Alabama Housing Finance Authority Multifamily Housing RB for
Cooper Green Homes Project Series 2024 C (Aaa/NR)
1,000,000 5.000
(b)(c)
08/01/2029
1,041,859
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
24,725,000 4.000
(b)(c)
12/01/2049
24,752,153
Black Belt Energy Gas District Gas Supply RB Series 2022
(Aa1/NR)
15,000,000 4.000
(b)(c)
07/01/2052
15,083,354
Chatom Industrial Development Board Gulf Opportunity Zone
Refunding Bonds for Powersouth Energy Cooperative Projects
Series 2020 (AGM) (A1/AA)
425,000 5.000
08/01/2025
428,326
550,000 5.000
08/01/2027
571,142
485,000 5.000
08/01/2028
510,409
485,000 5.000
08/01/2029
515,557
425,000 5.000
08/01/2030
456,796
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
675,000 5.000
11/15/2025
682,888
1,405,000 5.000
11/15/2026
1,444,435
1,480,000 5.000
11/15/2027
1,535,426
2,675,000 5.000
11/15/2028
2,803,514
1,335,000 5.000
11/15/2029
1,411,508
Houston County Healthcare Authority Hospital RB for Southeast
Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000 5.000
10/01/2030
2,020,987
Industrial Development Board City of Selma Gulf Opportunity
Zone Revenue Refunding Bonds Series 2020A
(NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000 1.375
(b)(c)
05/01/2034
6,418,904
Industrial Development Board of the City of Mobile Alabama RB
for Alabama Power Co. Series 2007 A (A1/A) (PUTABLE)
3,335,000 1.000
(b)(c)
06/01/2034
3,289,433
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
1,000,000 5.000
10/01/2025
1,010,310
1,250,000 5.000
10/01/2026
1,281,856
1,000,000 5.000
10/01/2027
1,040,321
1,000,000 5.000
10/01/2028
1,053,789
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
8,590,000 5.000
(b)(c)
01/01/2054
9,037,151
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
3,220,000 5.250
(b)(c)
12/01/2053
3,446,475
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
6,230,000 3.650
(b)
06/01/2028
6,231,687
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
2,530,000 3.780
(b)(c)
06/01/2034
2,539,197
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Industrial Development Board of The City of Selma Gulf
Opportunity Zone Revenue Refunding Bonds International
Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
$ 3,485,000 3.450%
(b)(c)
11/01/2033
$ 3,436,676
Water Works Board of The City of Birmingham Revenue
Anticipation Bond Series 2024 (NR/NR)
4,575,000 3.750
(d)
09/01/2026
4,532,239
106,886,988
Alaska - 0.4%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4
(AMT) (NR/AA-)
1,755,000 5.000
12/01/2030
1,792,618
1,960,000 5.000
12/01/2032
1,998,381
North Slope Borough General Purpose GO Bonds Series 2023A
(NR/AA)
800,000 5.000
06/30/2026
822,304
2,000,000 5.000
06/30/2027
2,098,927
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000 5.000
06/30/2027
4,932,478
State of Alaska GO Refunding Bonds Series 2025A (Aa3/AA)
1,420,000 5.000
(e)
08/01/2027
1,476,303
2,130,000 5.000
(e)
08/01/2028
2,248,206
State of Alaska International Airports System Private Activity
Revenue Refunding Bonds Series 2021C (AMT) (Aa3/NR)
1,975,000 5.000
10/01/2025
1,997,212
17,366,429
Arizona - 4.1%
Arizona Board of Regents Acting on Behalf and For the Use and
Benefit of Northern Arizona University Refunding Certificates
of Participation Northern Arizona University Projects Series
2024 (AGM) (A1/AA)
1,400,000 5.000
09/01/2026
1,442,972
825,000 5.000
09/01/2027
866,264
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
82,960,000 4.080
(c)(f)
01/01/2037
80,929,994
Arizona IDA Multifamily Housing RB for Unity At West Glendale
Project Series 2024 (Aaa/NR)
680,000 5.000
(b)(c)
03/01/2045
694,041
Arizona Industrial Development Authority Multifamily Housing
Bonds Ironwood Ranch Apartments Project Series 2024
(Aaa/NR)
3,750,000 5.000
(b)(c)
02/01/2058
3,846,348
Arizona Industrial Development Authority Multifamily Housing
Bonds The Ranches At Gunsmoke Project Series 2024
(Aaa/NR)
10,000,000 5.000
(b)(c)
03/01/2058
10,269,842
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/NR)
560,000 5.000 *
01/01/2024
425,600
Arizona Transportation Board Highway Revenue and Revenue
Refunding Bonds Series 2023 (Aa1/AA+)
4,000,000 5.000
07/01/2025
4,037,547
2,370,000 5.000
07/01/2026
2,439,871
3,800,000 5.000
07/01/2027
3,992,851

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2022 (Baa1/BBB)
$ 10,125,000 5.000%
(b)(c)
09/01/2042
$ 10,321,819
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa1/BBB)
41,135,000 5.000
(b)(c)
09/01/2052
41,938,482
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB
Series 2019B (Aa3/A+)
1,215,000 5.000
07/01/2025
1,224,240
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A) (PUTABLE)
1,775,000 4.125
(b)(c)
09/01/2032
1,771,475
County of Pinal IDA Correctional Facility Contract Refunding
Bonds Series 2020A (NR/BBB)
1,540,000 2.000
10/01/2025
1,513,686
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A)
10,000,000 5.000
11/01/2028
10,553,735
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000 3.875
(b)(c)
01/01/2038
1,717,274
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 A
(Baa2/BBB) (PUTABLE)
3,750,000 0.875
(b)(c)
06/01/2043
3,539,664
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 B
(Baa2/BBB) (PUTABLE)
1,790,000 0.875
(b)(c)
06/01/2043
1,689,600
Osborn Elementary School District No. 8 of Maricopa County
Arizona School Improvement Bonds Project of 2023 Series A
(2024) (BAM) (NR/AA)
1,000,000 5.000
07/01/2026
1,026,454
Pima County Sewer System Revenue Refunding Obligations Series
2022 (NR/AA)
1,905,000 5.000
07/01/2026
1,966,125
2,000,000 5.000
07/01/2027
2,102,488
Salt River Agricultural Improvement and Power District Project
Electric System RB 2015 Series A (Aa1/AA+)
6,625,000 5.000
12/01/2045
6,667,713
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
3,150,000 4.000
07/01/2034
3,022,289
The Industrial Development Authority of The County of Maricopa
RB Banner Health, Series 2023A (NR/AA-)
3,410,000 5.000
(b)(c)
01/01/2053
3,479,681
Tucson Unified School District No. 1 of Pima County Arizona
School Improvement Bonds Project of 2023 Series A
(2024) (AGM) (Aa3/AA)
415,000 5.000
07/01/2026
426,899
201,906,954
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway
Regional Medical Center, Inc. Series 2019 (NR/BBB+)
$ 550,000 5.000%
08/01/2026
$ 560,974
a a
California - 6.5%
Anaheim Community Facilities District No. 08-1 Special Tax
Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
500,000 4.000
09/01/2025
501,296
370,000 4.000
09/01/2026
372,663
415,000 4.000
09/01/2027
417,576
410,000 4.000
09/01/2028
411,915
345,000 4.000
09/01/2029
346,078
Bay Area Toll Authority RB Refunding for San Francisco Bay Area
Series 2021 C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000 4.070
(c)(f)
04/01/2056
6,966,049
Bay Area Toll Authority Toll Bridge Authority RB for San
Francisco Bay Area Series 2001 A (NR/AA)
(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000 4.870
(c)(f)
04/01/2036
15,071,171
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
230,000 4.000
09/01/2026
231,952
235,000 4.000
09/01/2027
237,777
255,000 4.000
09/01/2029
257,030
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000 5.000
(b)(c)
02/01/2054
6,510,712
California Community Choice Financing Authority Clean Energy
Project RB Green Bonds Series 2024A (A1/NR)
27,500,000 5.000
(b)(c)
05/01/2054
29,274,231
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
13,010,000 4.000
(b)(c)
05/01/2053
13,055,179
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
11,425,000 5.000
12/01/2028
12,155,340
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
1,100,000 5.000
(b)(c)
11/15/2061
1,217,554
California Housing Finance Agency Limited Obligation
Multifamily Housing Issue V RB 2023 (Aaa/NR)
1,043,000 5.000
(b)(c)
05/01/2054
1,070,409
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
6,160,000 3.250
08/01/2029
6,143,475
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
20,000,000 1.200
(b)(c)
12/01/2050
17,843,036
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 B (A3/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000 4.320
(c)(f)
12/01/2050
4,978,750
California Municipal Finance Authority Insured Revenue
and Refunding Bonds Aldersly Project, Series
2023B-2 Tax Exempt Mandatory Paydown Securities
(CA MTG INS) (NR/AA-)
2,990,000 3.750
11/15/2028
2,988,247

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
$ 300,000 5.000%
10/01/2026
$ 307,474
California Municipal Finance Authority RB Refunding for PRS-
California Obligated Group Projects Series 2024A Tax-Exempt
(NR/NR)
475,000 5.000
04/01/2025
476,222
450,000 5.000
04/01/2026
458,765
370,000 5.000
04/01/2027
384,413
310,000 5.000
04/01/2028
326,893
250,000 5.000
04/01/2029
267,237
200,000 5.000
04/01/2030
216,170
210,000 5.000
04/01/2031
228,908
310,000 5.000
04/01/2032
339,566
California Municipal Finance Authority Senior Lien RB for LAX
Integrated Express Solutions LLC Project Series 2018 A
(AMT) (NR/NR)
1,000,000 5.000
06/30/2026
1,011,712
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
4,265,000 5.000
06/30/2028
4,412,837
3,235,000 5.000
12/31/2028
3,346,165
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,150,000 3.700
(b)(c)
08/01/2040
1,153,189
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-1 (NR/A-/A-2)
10,000,000 3.375
07/01/2025
9,963,857
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,700,000 5.000
(d)
07/01/2026
2,747,670
4,665,000 5.000
(d)
07/01/2028
4,852,122
4,610,000 5.000
(d)
07/01/2029
4,841,646
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
5,010,000 5.000
(d)
11/21/2045
4,985,561
California Public Finance Authority RB for Henry Mayo Newhall
Hospital Series 2021A (NR/BBB-)
400,000 4.000
10/15/2027
402,769
California Public Finance Authority RB Refunding for Henry Mayo
Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
390,000 4.000
10/15/2025
389,771
California State University RB Refunding Series 2016 B-2
(Aa2/AA-)
12,100,000 0.550
(b)(c)
11/01/2049
11,375,889
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
695,000 5.000
09/01/2030
700,956
California Statewide Communities Development Authority
Multifamily Housing RB Vintage At Folsom 2024 Series E-2
(Aaa/NR)
675,000 5.000
(b)(c)
10/01/2028
702,621
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB
John Muir Health Series 2024A (NR/A+)
$ 450,000 5.000%
12/01/2027
$ 476,919
California Statewide Community Development Authority Pollution
Control Refunding RB 2006 Series B (NON-AMT) (A2/A-)
8,500,000 1.450
04/01/2028
7,792,690
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
245,000 4.000
09/01/2027
246,221
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
550,000 4.000
09/01/2025
551,174
1,285,000 5.000
09/01/2030
1,381,564
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
230,000 4.000
09/01/2026
231,064
City of Laguna Beach Underground Utility Assessment District No.
2014-2 Woods Cove Limited Obligation Improvement Bonds
(NR/NR)
600,000 5.000
09/02/2027
628,157
220,000 5.000
09/02/2028
232,921
230,000 5.000
09/02/2029
244,602
240,000 5.000
09/02/2030
257,405
1,095,000 5.000
09/02/2034
1,193,357
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
750,000 5.000
05/15/2026
768,703
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000 5.000
05/15/2028
3,296,134
City of Los Angeles Department of Airports International Airport
Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000 5.000
05/15/2029
1,016,574
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000 5.000
05/15/2030
5,239,016
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
305,000 4.000
09/01/2028
308,458
330,000 4.000
09/01/2030
334,096
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR)
100,000 5.000
09/01/2026
101,176
100,000 5.000
09/01/2027
101,202
95,000 5.000
09/01/2028
96,132
95,000 5.000
09/01/2029
96,122
City of San Francisco Infrastructure and Revitalization Financing
District Tax Increment RB Series 2022A (NR/NR)
160,000 5.000
(d)
09/01/2027
167,125
City of San José Multifamily Housing RB for Parkmoor Series
2023F-2 (Cash Collateralized) (HUD SECT 8) (Aaa/NR)
1,450,000 5.000
(b)(c)
06/01/2027
1,481,824
Community Facilities District No. 2003-3 of The City of Chino
Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
350,000 4.000
09/01/2029
352,865
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
2,900,000 5.000
11/01/2029
3,136,483

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset Backed Bonds Series 2015A
(ST APPROP) (Aa3/A+)
$ 5,000,000 5.000%
(a)
06/01/2025
$ 5,044,228
Harbor Department of The City of Los Angeles Refunding RB
2024 Series A-1 (AMT) (Aa2/AA+)
3,000,000 5.000
08/01/2031
3,244,422
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
2,100,000 3.678
06/01/2038
2,000,368
Irvine Facilities Financing Authority Gateway Preserve Land
Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000 5.250
05/01/2048
7,122,282
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 A (NR/NR)
645,000 5.000
09/01/2025
651,198
645,000 5.000
09/01/2026
661,442
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 B (NR/NR)
475,000 5.000
09/01/2025
479,565
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 C (NR/NR)
425,000 5.000
09/01/2026
435,834
Los Angeles County Development Authority Multifamily Housing
RB West La Va - Building 156 & 157 Apartments, 2023 Series
C (HUD SECT 8) (Aaa/NR)
2,370,000 3.750
(b)(c)
12/01/2046
2,378,064
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
1,825,000 5.000
07/01/2026
1,888,455
3,645,000 5.000
07/01/2027
3,857,990
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD LIBOR + 0.63%)
7,000,000 3.820
(f)
09/01/2037
6,717,359
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD LIBOR + 0.72%)
5,275,000 3.973
(f)
07/01/2027
5,273,185
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR)
250,000 5.000
08/15/2027
261,016
200,000 5.000
08/15/2028
211,331
Perris Joint Powers Authority Local Agency RB 2024 Series
(NR/NR)
820,000 5.000
09/01/2026
843,989
870,000 5.000
09/01/2027
908,744
900,000 5.000
09/01/2028
948,051
930,000 5.000
09/01/2029
988,193
1,005,000 5.000
09/01/2030
1,075,195
1,080,000 5.000
09/01/2031
1,158,888
1,145,000 5.000
09/01/2032
1,232,477
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
400,000 4.000
09/01/2025
400,671
305,000 4.000
09/01/2027
306,550
500,000 4.000
09/01/2028
502,256
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
$ 205,000 4.000%
09/01/2025
$ 205,291
210,000 4.000
09/01/2026
210,904
Rocklin City of CFD No. 10 Whitney Ranch Special Tax Bonds,
Series 2019 (NR/NR)
100,000 5.000
09/01/2030
101,166
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
770,000 5.000
09/01/2029
796,877
Sacramento City Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.57%)
10,000,000 3.760
(f)
06/01/2039
9,131,266
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
14,165,000 3.740
(f)
06/01/2034
13,547,995
San Francisco City & County Airport Commission RB Refunding
for San Francisco International Airport Second Series 2019 H
(AMT) (A1/A+)
4,000,000 5.000
05/01/2027
4,130,940
San Gorgonio Memorial Healthcare District 2020 GO Refunding
Bonds (B1/NR)
930,000 4.000
08/01/2025
921,647
1,020,000 3.000
08/01/2026
976,201
Sierra View Local Health Care District RB Refunding for Tulare
County Series 2020 (NR/NR)
320,000 4.000
07/01/2026
321,232
State of California GO Bonds (Aa2/AA-)
5,760,000 5.000
03/01/2026
5,777,466
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
2,350,000 5.000
04/01/2026
2,412,793
2,350,000 5.000
04/01/2027
2,459,436
20,000,000 5.000
12/01/2028
21,561,180
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (NR/NR)
1,200,000 5.000
10/01/2026
1,226,618
1,435,000 5.000
10/01/2028
1,494,912
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000 5.000
10/01/2027
1,300,214
Washington Township Healthcare District Revenue Refunding
Bonds 2020 Series A (Baa3/NR)
225,000 5.000
07/01/2025
226,103
250,000 5.000
07/01/2026
254,387
319,323,218
Colorado - 3.5%
Baseline Metropolitan District No.1 In The City and County
of Broomfield Colorado Special Revenue Refunding and
Improvement Bonds Series 2024A (AGC) (NR/AA)
300,000 5.000
12/01/2025
303,972
500,000 5.000
12/01/2026
513,831
1,000,000 5.000
12/01/2027
1,042,569
580,000 5.000
12/01/2028
612,294
750,000 5.000
12/01/2029
801,008
750,000 5.000
12/01/2030
809,941

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Baseline Metropolitan District No.1 In The City and
County of Broomfield Colorado Special Revenue
Refunding and Improvement Bonds Series 2024A
(AGC) (NR/AA) – (continued)
$ 1,000,000 5.000%
12/01/2031
$ 1,089,833
1,050,000 5.000
12/01/2032
1,143,330
City of Denver Aviation Airport System RB Series 2022C
(Aa3/AA-)
1,260,000 5.000
11/15/2026
1,306,957
1,215,000 5.000
11/15/2027
1,282,258
1,380,000 5.000
11/15/2028
1,480,833
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
1,000,000 5.000
11/15/2025
1,012,458
3,750,000 5.250
11/15/2026
3,871,393
4,500,000 5.250
11/15/2027
4,710,289
6,500,000 5.500
11/15/2028
6,945,596
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
1,850,000 5.000
11/15/2025
1,873,047
9,980,000 5.000
11/15/2026
10,258,287
Colorado Health Facilities Authority RB for AdventHealth
Obligated Group Series 2019B (NR/NR)
1,585,000 5.000
(a)(b)(c)
11/19/2026
1,637,912
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
405,000 5.000
08/01/2025
408,728
1,715,000 5.000
08/01/2026
1,760,112
4,325,000 5.000
08/01/2027
4,511,677
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
2,675,000 5.000
08/01/2026
2,745,364
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (A3/A-)
7,520,000 5.000
(b)(c)
08/01/2049
7,753,435
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
125,000 5.000
11/01/2025
126,677
1,145,000 5.000
11/01/2026
1,180,117
125,000 5.000
11/01/2027
130,909
Colorado Health Facilities Authority RB for Intermountain
Healthcare Series 2022C (Aa1/AA+)
22,000,000 5.000
(b)(c)
05/15/2062
23,268,725
Colorado Health Facilities Authority RB for Sanford Series 2019A
(NR/A+)
500,000 5.000
11/01/2025
507,407
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,000,000 5.000
08/01/2030
1,068,604
Colorado Health Facilities Authority RB Series 2019B Series
2019B-1 (A3/A-)
8,015,000 5.000
(b)(c)
08/01/2049
8,033,723
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000 5.000
12/31/2047
1,000,006
1,000,000 5.000
12/31/2051
995,886
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Housing and Finance Authority for The Benefit of
Fitz Affordable Owner LLC Multifamily Housing RB for
Fitzsimons Gateway Apartments Project Series 2024B
(Aaa/NR)
$ 2,000,000 3.180%
(b)(c)
09/01/2028
$ 1,976,664
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aaa/NR)
1,255,000 3.500
(b)(c)
11/01/2043
1,252,129
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,245,000 5.000
(d)
12/01/2026
5,364,671
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000 5.000
12/01/2026
2,045,301
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
205,000 5.000
12/01/2025
206,756
E-470 Public Highway Authority Colorado Revenue Refunding
Bonds Series 2004 A (NATL) (A1/A+)
16,250,000 0.000
(g)
09/01/2027
14,848,000
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
4,040,000 0.000
(g)
09/01/2028
3,562,626
Maiker Housing Partners Multifamily Housing RB for Overlook at
Thornton Series 2023 (Aaa/NR)
2,500,000 4.500
(b)(c)
05/01/2042
2,501,730
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000 5.000
07/15/2028
471,030
Regional Transportation District Sales Tax RB for Fastracks Project
Series 2016A (Aa2/AAA)
19,445,000 5.000
11/01/2046
19,746,411
Regional Transportation District Tax Exempt NON-AMT Private
Activity Bonds Series 2020A Taxable Private Activity Bonds
Series 2020B (Baa1/NR)
350,000 3.000
01/15/2026
347,641
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
250,000 5.000
07/15/2026
255,068
500,000 5.000
01/15/2027
513,671
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
75,000 5.000
12/01/2025
75,984
190,000 5.000
12/01/2026
195,243
150,000 5.000
12/01/2027
156,084
235,000 5.000
12/01/2028
247,459
175,000 5.000
12/01/2029
186,320
300,000 4.000
12/01/2030
308,214
300,000 4.000
12/01/2031
307,477
State of Colorado Higher Education Health Sciences Facilities
Certificates of Participation Series 2024A (Aa2/AA-)
590,000 5.000
11/01/2030
653,145
255,000 5.000
11/01/2031
285,677
275,000 5.000
11/01/2032
311,561
The Canyons Metropolitan District No. 5 in The City of Castle
Pines Limited Tax GO and Special Revenue Refunding and
Improvement Bonds Series 2024A (BAM) (NR/AA)
250,000 5.000
12/01/2027
262,288
225,000 5.000
12/01/2028
239,411
200,000 5.000
12/01/2029
215,869

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
The Canyons Metropolitan District No. 5 in The City of
Castle Pines Limited Tax GO and Special Revenue
Refunding and Improvement Bonds Series 2024A
(BAM) (NR/AA) – (continued)
$ 200,000 5.000%
12/01/2030
$ 218,353
200,000 5.000
12/01/2031
220,671
250,000 5.000
12/01/2032
278,179
Trails At Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
50,000 5.000
12/01/2025
50,780
80,000 5.000
12/01/2026
82,779
110,000 5.000
12/01/2028
117,672
130,000 5.000
12/01/2029
141,547
150,000 5.000
12/01/2030
165,120
150,000 5.000
12/01/2031
167,071
University of Colorado Hospital Authority Revenue and Refunding
RB Series 2024A (Aa2/AA)
10,765,000 5.000
11/15/2029
11,650,400
University of Colorado Regents Enterprise Refunding RB Series
2021C3B (Aa1/NR) (PUTABLE)
5,000,000 2.000
(b)(c)
06/01/2051
4,848,841
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
125,000 5.000
12/15/2027
128,850
168,793,871
Connecticut - 1.1%
City of Bridgeport Connecticut GO Bonds 2024 Series A
(BAM) (NR/AA)
1,000,000 5.000
07/01/2030
1,095,406
2,200,000 5.000
07/01/2031
2,438,612
800,000 5.000
07/01/2032
895,352
City of New Haven GO Bonds Series 2018 A (NR/A-)
600,000 5.000
08/01/2025
605,489
City of New Haven GO Bonds Series 2023 (Baa1/A-)
500,000 5.000
08/01/2025
504,574
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000 5.000
08/01/2026
719,503
650,000 5.000
08/01/2027
680,921
900,000 5.000
08/01/2028
958,446
City of New Haven GO Refunding Bonds Issue of 2024
(AGC) (A1/AA)
3,000,000 5.000
08/01/2032
3,364,559
Connecticut Health & Educational Facilities Authority RB for
University of Hartford Series N (NR/BB+)
390,000 5.000
07/01/2025
389,830
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
4,185,000 3.850
(b)(c)
11/15/2064
4,189,793
Hartford County Metropolitan District GO Bonds Series 2016 C
(AGM) (Aa2/AA)
5,540,000 5.000
11/01/2026
5,763,067
Housing Authority of The City of Norwalk Multifamily Housing
RB Wall Street Place Series 2024 (Aaa/NR)
2,410,000 3.050
(b)(c)
09/01/2058
2,382,678
State of Connecticut GO Bonds 2016 Series A (Aa3/AA-)
7,500,000 4.000
03/15/2034
7,524,664
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa3/AA-)
$ 1,500,000 5.000%
04/15/2025
$ 1,508,336
State of Connecticut Health & Educational Facilities Authority RB
for Hartford Healthcare Series 2020B (NR/A)
5,205,000 5.000
(b)(c)
07/01/2053
5,335,231
State of Connecticut Health and Educational Facilities
Authority RB for University of Yale Series 2010A-3
(Aaa/AAA) (PUTABLE)
5,520,000 2.950
(b)(c)
07/01/2049
5,473,163
State of Connecticut Special Tax Obligation Bonds for
Transportation Infrastructure Purposes 2022 Series A
(Aa3/AA)
2,415,000 5.000
07/01/2026
2,483,694
1,500,000 5.000
07/01/2027
1,575,755
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa3/AA)
1,750,000 5.000
07/01/2026
1,799,778
2,150,000 5.000
07/01/2027
2,258,582
51,947,433
Delaware - 0.6%
Delaware Economic Development Authority Gas Facilities RB
Refunding for Delmarva Power & Light Co. Project Series
2020 (A2/A) (PUTABLE)
5,425,000 1.050
(b)(c)
01/01/2031
5,332,697
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB-)
700,000 5.000
06/01/2025
703,354
725,000 5.000
06/01/2027
744,160
Delaware State Economic Development Authority RB Refunding
for NRG Energy, Inc. Series 2020 A (Baa3/BBB-)
14,650,000 1.250
(b)(c)
10/01/2045
14,315,160
New Castle County GO Bonds Series 2015 (Aaa/AAA)
5,000,000 5.000
(a)
10/01/2025
5,075,240
University of Delaware RB Series 2015 (NR/NR)
1,805,000 5.000
(a)
05/01/2025
1,815,946
27,986,557
District of Columbia - 2.2%
District of Columbia GO Bonds Series 2016A (Aaa/AA+)
3,415,000 5.000
06/01/2027
3,513,660
District of Columbia GO Bonds Series 2016D (Aaa/AA+)
3,170,000 5.000
06/01/2027
3,291,788
District of Columbia Housing Finance Agency Multifamily
Housing RB for Edgewood Commons V Apartments Project
Series 2023 (HUD SECT 8 FHA 221(D4)) (Aaa/NR)
4,820,000 5.000
(b)(c)
06/01/2027
4,883,467
Metro Washington Airports Authority Airport System Revenue and
Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,000,000 5.000
10/01/2032
5,035,052
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000 5.000
10/01/2028
5,670,657
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000 5.000
10/01/2029
15,635,309

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
$ 24,325,000 5.000%
10/01/2026
$ 24,943,461
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000 5.000
10/01/2027
2,486,645
Metropolitan Washington Airports Authority Dulles toll Road RB
Third Senior Lien Convertible Capital Appreciation Bonds
Series 2009C (AGC) (A1/AA)
28,430,000 6.500
(a)
10/01/2026
30,033,998
Washington Convention and Sports Authority Senior Lien
Dedicated Tax Revenue Refunding Bonds Series 2018A
(Aa2/A+)
3,535,000 5.000
10/01/2027
3,714,670
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2015B (Aa3/AA-)
4,295,000 5.000
10/01/2035
4,319,847
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA)
950,000 5.000
07/15/2025
959,784
625,000 5.000
07/15/2026
644,201
105,132,539
Florida - 5.1%
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
990,000 5.000
05/01/2025
993,897
1,045,000 5.000
05/01/2026
1,063,438
1,095,000 5.000
05/01/2027
1,130,852
1,155,000 5.000
05/01/2028
1,206,932
1,195,000 2.375
05/01/2029
1,106,917
1,225,000 2.625
05/01/2030
1,122,793
Alta Lakes Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
555,000 3.750
05/01/2029
546,446
Aventura Isles Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
180,000 5.000
05/01/2025
180,582
190,000 5.000
05/01/2026
192,218
975,000 5.000
05/01/2034
1,022,694
Bannon Lakes Community Development District Special
Assessment RB for St. Johns County Series 2016 (NR/NR)
60,000 4.500
11/01/2025
60,198
Beach Road Golf Estates Community Development District Special
Assessment Series 2015 (NR/NR)
2,500,000 4.700
11/01/2029
2,512,536
Bellalago Educational Facilities Benefit District Capital
Improvement RB, Series 2014 (A2/NR)
1,165,000 4.000
05/01/2025
1,161,319
1,220,000 4.125
05/01/2026
1,210,677
1,070,000 4.250
05/01/2027
1,053,980
Bexley Community Development District Special Assessment RB
for Pasco County Series 2016 (NR/NR)
200,000 4.100
05/01/2026
199,875
Bluewaters Community Development District Miami-Dade County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
168,000 5.000
05/01/2025
168,508
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bluewaters Community Development District Miami-Dade County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR) – (continued)
$ 176,000 5.000%
05/01/2026
$ 177,908
185,000 5.000
05/01/2027
188,247
1,869,000 5.000
05/01/2035
1,958,217
Broward County School Board Certificates of Participation Series
2015A (Aa3/A+)
16,915,000 5.000
07/01/2025
17,067,834
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School,
Inc. Series 2020 A (Baa3/NR)
315,000 4.000
08/01/2030
311,782
Century Gardens Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
118,000 5.000
05/01/2025
118,500
125,000 5.000
05/01/2026
126,977
131,000 5.000
05/01/2027
133,984
1,126,000 5.000
05/01/2034
1,175,358
City of Fort Lauderdale Special Assessment Bonds for Las Olas
Isles Underground Project Series 2022 (NR/NR)
220,000 5.000
(d)
07/01/2029
227,204
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles
Undergrounding Project Series 2022 (NR/NR)
180,000 5.000
(d)
07/01/2025
180,935
190,000 5.000
(d)
07/01/2026
192,668
200,000 5.000
(d)
07/01/2027
204,022
City of Jacksonville Special Revenue Refunding Bonds Series
2023A (NR/AA)
700,000 5.000
10/01/2025
709,689
City of Jacksonville Special Revenue Refunding Bonds Series
2023B (NR/AA)
1,250,000 5.000
10/01/2025
1,267,302
City of Orlando Community Redevelopment Agency Tax Increment
Revenue Refunding Bonds Series 2012 (NR/NR)
1,765,000 5.000
04/01/2025
1,766,001
City of South Miami Health Facilities Authority Florida Hospital
Refunding RB Series 2017 Baptist Health South Florida
Obligated Group (A1/AA-)
1,500,000 5.000
08/15/2047
1,524,846
City of South Miami Health Facilities Authority Hospital RB
Refunding for Baptist Health South Florida Obligated Group
Series 2017 (A1/AA-)
3,000,000 5.000
08/15/2026
3,073,285
7,170,000 5.000
08/15/2027
7,485,861
Cityplace Community Development District Special Assessment
Revenue Refunding Bonds Series 2012 (NR/NR)
2,415,000 5.000
05/01/2026
2,438,622
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
183,000 3.000
05/01/2025
182,073
Coral Keys Homes Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2020
(NR/NR)
170,000 3.125
05/01/2030
162,656
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
150,000 3.000
05/01/2025
149,444

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cordoba Ranch Community Development District
Special Assessment Refunding Bonds Series 2021
(NR/NR) – (continued)
$ 315,000 3.000%
05/01/2026
$ 310,838
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
245,000 4.000
05/01/2028
244,943
250,000 4.000
05/01/2033
238,642
Cypress Shadows Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
37,000 4.000
11/01/2026
36,925
Duval County School Board Certificates of Participation Series
2022A (AGM) (NR/AA)
3,185,000 5.000
07/01/2026
3,277,431
5,105,000 5.000
07/01/2027
5,340,089
Entrada Community Development District St Johns County, Florida
Capital Improvement RB, Series 2021 (NR/NR)
165,000 2.125
(d)
05/01/2026
160,717
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
2,180,000 4.250
05/01/2029
2,188,134
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
275,000 2.000
11/01/2025
268,974
280,000 2.000
11/01/2026
267,435
290,000 2.000
11/01/2027
270,757
295,000 2.000
11/01/2028
269,095
300,000 2.000
11/01/2029
268,269
305,000 2.125
11/01/2030
264,398
Florida Development Finance Corporation Educational Facilities
RB Saint andrew's School of Boca Raton Inc. Project Series
2024A (NR/BBB+)
150,000 5.000
06/01/2028
156,030
375,000 5.000
06/01/2029
393,096
295,000 5.000
06/01/2030
311,206
415,000 5.000
06/01/2031
439,815
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
780,000 3.350
(b)(c)
10/01/2027
774,004
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (Aa2/A)
6,425,000 5.000
09/01/2025
6,437,247
5,510,000 5.000
09/01/2026
5,605,129
4,020,000 5.000
09/01/2027
4,129,560
Florida Municipal Power Agency All-Requirements Power Supply
Project Refunding RB Series 2016A (A2/NR)
2,285,000 5.000
10/01/2027
2,345,255
Flow Way Community Development District Collier County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
160,000 5.000
05/01/2025
160,501
165,000 5.000
05/01/2026
166,862
125,000 5.000
05/01/2027
127,287
745,000 5.000
05/01/2034
782,026
Flow Way Community Development District Collier County,
Florida Special Assessment Bonds, Series 2019 Phase 7 and
Phase 8 Projects Bank Qualified (NR/NR)
995,000 3.700
11/01/2029
978,271
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fontainbleau Lakes Community Development District Special
Assessment RB Refunding Series 2016 (NR/BBB+)
$ 255,000 2.750%
05/01/2025
$ 253,268
260,000 3.000
05/01/2026
255,193
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
190,000 4.800
05/01/2031
189,291
Gateway Services Community Development District Special
Assessment Bonds Series 2023-1 (AGM) (NR/AA)
1,730,000 3.250
05/01/2028
1,707,000
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2024 (AMT) (Aa3/AA-)
2,670,000 5.000
10/01/2032
2,890,646
Harvest Ridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
275,000 4.375
05/01/2031
274,471
755,000 5.125
05/01/2044
750,162
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,000,000 4.000
05/01/2031
990,903
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
175,000 2.500
05/01/2025
173,977
200,000 2.500
05/01/2026
196,201
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
320,000 3.000
05/01/2025
317,824
Hillsborough County Aviation Authority Florida Tampa
International Airport RB 2024 Series B (AMT) (Aa3/NR)
1,845,000 5.000
10/01/2028
1,935,800
Hillsborough County Industrial Development Authority Health
System RB Baycare Health System Series 2024C (Aa2/NR)
10,000,000 5.000
11/15/2029
10,860,108
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
132,000 3.000
05/01/2025
131,478
139,000 3.000
05/01/2026
136,796
Housing Finance Authority of Broward County
Florida Multifamily Housing RB Series 2024
(HUD SECT 8) (Aaa/NR) (PUTABLE)
3,750,000 3.150
(b)(c)
03/01/2028
3,712,708
Housing Finance Authority of Broward County Multifamily
Housing RB for Pinnacle 441 Phase 2 Series 2023
(Aaa/NR) (PUTABLE)
1,200,000 4.050
(b)(c)
09/01/2056
1,208,048
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aaa/NR)
1,755,000 3.250
(b)(c)
09/01/2042
1,737,360
Housing Finance Authority of Miami-Dade County
Multifamily Housing RB for Emerald Dunes Series 2023B
(Aaa/NR) (PUTABLE)
1,155,000 4.050
(b)(c)
09/01/2026
1,158,613
Housing Finance Authority of Polk County Multifamily
Housing RB for Episcopal Catholic Apartments Series 2023
(HUD SECT 8) (Aaa/NR) (PUTABLE)
1,643,000 4.150
(b)(c)
12/01/2040
1,659,041

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
JEA Electric System RB Series Three 2024A (AGC) (A1/AA)
$ 1,700,000 5.000%
10/01/2031
$ 1,898,445
1,250,000 5.000
10/01/2032
1,414,225
Julington Creek Plantation Community Development District St.
Johns County, Florida Special Assessment RB, Series 2023
(AGM) (NR/AA)
4,090,000 5.000
05/01/2032
4,505,520
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
405,000 4.375
05/01/2031
402,143
Lake Frances Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2018 (NR/BBB-)
492,000 4.000
05/01/2031
481,627
Lake Frances Community Development District Special
Assessment Refunding Series 2018 (NR/BBB-)
84,000 3.000
05/01/2025
83,454
Lakes By The Bay South Community Development District Miami-
Dade County Florida Special Assessment Refunding Bonds
Series 2024 (NR/NR)
4,000,000 5.000
05/01/2034
4,228,046
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
60,000 2.000
05/01/2028
56,051
70,000 2.000
05/01/2029
63,952
1,835,000 2.500
05/01/2033
1,597,995
Lee County IDA Hospital Revenue Refunding Bonds Lee Health
Sys Inc Series 2019 A-2 (A2/A+)
8,410,000 5.000
(b)(c)
04/01/2033
8,498,768
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-3 (NR/BBB+)
5,000,000 4.125
11/15/2029
5,008,943
Marshall Creek Community Development District Special
Assessment Refunding Series 2015 A (NR/NR)
1,350,000 5.000
05/01/2032
1,352,484
Miami Dade County Educational Facility Authority RB for
University of Miami (AMBAC) (A2/A-)
10,995,000 5.250
04/01/2027
11,531,152
Miami-Dade County Aviation Revenue Refunding Bonds Series
2024A (AMT) (NR/A+)
1,520,000 5.000
10/01/2027
1,573,726
1,110,000 5.000
10/01/2028
1,160,266
Miami-Dade County General Obligation Bonds Building Better
Communities Program Series 2015-D (Aa2/AA)
3,710,000 5.000
07/01/2027
3,819,466
Moody River Estates Community Development District Lee
County Florida Senior Special Assessment Refunding Bonds
Series 2017A-1 (NR/A-)
500,000 4.000
05/01/2031
496,275
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000 3.500
(d)
05/01/2025
124,303
Oak Creek Community Development District Pasco County Florida
Bank Qualified Senior Special Assessment Refunding Bonds
Series 2015A-1 (NR/A+)
200,000 4.000
05/01/2026
200,143
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Oak Creek Community Development District Special Assessment
Refunding Bonds Series 2015 A-1 (NR/A+)
$ 1,150,000 4.450%
05/01/2031
$ 1,150,350
Orange County Health Facilities Authority RB Presbyterian
Retirement Communities Obligated Group Project Series 2024
(NR/NR)
1,000,000 5.000
08/01/2025
1,006,244
700,000 5.000
08/01/2026
714,093
1,245,000 5.000
08/01/2027
1,287,417
1,295,000 5.000
08/01/2028
1,353,436
915,000 5.000
08/01/2029
966,150
955,000 5.000
08/01/2030
1,014,499
1,510,000 5.000
08/01/2031
1,614,435
1,585,000 5.000
08/01/2032
1,698,249
1,665,000 5.000
08/01/2033
1,790,933
1,745,000 5.000
08/01/2034
1,876,500
Orange County Health Facilities Authority Revenue Hospital
Bonds for AdventHealth Obligated Group Series 2021 C
(NR/AA) (PUTABLE)
15,575,000 5.000
(b)(c)
11/15/2052
16,065,405
Osceola County Transportation Improvement Refunding RB Series
2019A-1 (NR/BBB+)
275,000 5.000
10/01/2025
277,414
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
1,105,000 4.000
05/15/2026
1,103,861
Parkway Center Community Development District Special
Assessment Refunding Bonds Series 2018-1 (NR/BBB)
255,000 3.500
05/01/2025
254,020
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
250,000 5.250
09/01/2025
253,135
250,000 5.250
09/01/2026
258,144
300,000 5.250
09/01/2027
315,360
300,000 5.250
09/01/2028
320,424
Pine Ridge Plantation Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2021A-1
(AGM) (NR/AA)
510,000 2.000
05/01/2025
505,303
520,000 2.000
05/01/2026
502,650
530,000 2.000
05/01/2027
501,199
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000 3.300
05/01/2030
630,253
Reunion East Community Development District Special
Assessment Refunding Bonds for Osceola County Series
2015A (NR/NR)
680,000 5.000
05/01/2025
683,813
Reunion East Community Development District Special
Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000 5.000
05/01/2033
6,839,634
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
225,000 3.000
05/01/2025
224,228
285,000 3.000
05/01/2026
281,567
390,000 3.000
05/01/2027
380,832

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
River Bend Community Development District Senior Special
Assessment Revenue Refunding Bonds Series 2016A-1
(NR/A-)
$ 415,000 2.750%
05/01/2025
$ 412,305
425,000 3.000
05/01/2026
416,822
River Glen Community Development District Capital Improvement
Revenue & Refunding Bonds Series 2021 (NR/BBB+)
139,000 2.500
05/01/2025
137,919
143,000 2.500
05/01/2026
138,690
146,000 2.500
05/01/2027
139,433
148,000 2.500
05/01/2028
138,807
157,000 2.500
05/01/2030
140,878
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-1 (NR/NR)
180,000 3.000
05/01/2025
179,242
225,000 3.000
05/01/2026
221,291
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
85,000 5.000
05/01/2025
85,260
65,000 5.000
05/01/2026
65,741
70,000 5.000
05/01/2027
71,294
Sandmine Road Community Development District Special
Assessment Bonds for Polk County Series 2020 (NR/NR)
105,000 2.625
(d)
05/01/2025
104,470
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
400,000 3.125
(d)
05/01/2030
387,575
Sarasota National Community Development District Special
Assessment Refunding Bonds Series 2020 (NR/NR)
240,000 3.000
05/01/2025
239,212
School Board of Miami-Dade County Florida Certificates of
Participation Series 2016B (A1/A+)
7,340,000 5.000
08/01/2027
7,513,719
South Village Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2016A-1
(NR/A+)
100,000 2.750
05/01/2025
99,592
95,000 3.000
05/01/2026
93,686
State of Florida Department of Transportation Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Refunding
Bonds Series 2016A (Aaa/AAA)
2,500,000 4.000
07/01/2031
2,532,775
Storey Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
95,000 3.125
12/15/2025
94,107
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Three Project Series 2019
(NR/NR)
460,000 3.750
(d)
06/15/2029
454,594
Summerstone Community Development District Pasco County,
Florida Special Assessment RB, Series 2020 Phase One
(NR/NR)
35,000 2.500
05/01/2025
34,816
Summerville Community Development District Special Assessment
Refunding Series 2020 (NR/NR)
121,000 3.000
05/01/2025
120,522
725,000 3.500
05/01/2031
687,275
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Talis Park Community Development District Capital Improvement
Refunding RB Series 2024 (NR/NR)
$ 50,000 5.000%
(d)
05/01/2025
$ 50,157
60,000 5.000
(d)
05/01/2026
60,819
115,000 5.000
(d)
05/01/2027
117,316
125,000 5.000
(d)
05/01/2028
128,335
130,000 5.000
(d)
05/01/2029
134,163
105,000 5.000
(d)
05/01/2030
108,906
785,000 5.000
(d)
05/01/2035
811,900
Tampa Bay Water Utility System Refunding RB Series 2015A
(Aa1/AA+)
4,225,000 4.000
10/01/2029
4,237,379
Tapestry Community Development District Special Assessment RB
for City of Kissimmee Series 2016 (NR/NR)
230,000 4.250
05/01/2026
230,245
The Preserve At South Branch Community Development District
Pasco County, Florida Special Assessment RB, Series 2021
Phase 3 (NR/NR)
250,000 3.000
05/01/2031
238,656
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2022A (AGM) (NR/AA)
760,000 3.000
05/01/2025
757,594
1,605,000 3.000
05/01/2027
1,589,093
Touchstone Community Development District Senior Special
Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000 4.500
05/01/2026
105,674
115,000 4.500
05/01/2028
117,545
120,000 4.500
05/01/2029
123,164
Trails at Monterey Community Development District Special
Assessment Refunding Bonds Series 2012 (NR/A-)
140,000 4.150
05/01/2025
140,076
145,000 4.250
05/01/2026
145,102
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
585,000 5.000
05/01/2029
611,280
650,000 5.000
05/01/2031
689,579
Venetian Parc Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 Assessment Area Two (NR/NR)
115,000 5.000
05/01/2025
115,351
120,000 5.000
05/01/2026
121,441
100,000 5.000
05/01/2027
101,954
1,075,000 5.000
05/01/2034
1,128,427
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
1,035,000 3.750
05/01/2026
1,025,751
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
1,715,000 2.600
05/01/2034
1,427,512
Viera East Community Development District Special Revenue
Assessment Bonds Series 2020 (AGM) (NR/AA)
500,000 2.000
05/01/2025
494,653
795,000 2.000
05/01/2026
764,168
Villa Portofino West Community District Special Assessment
Refunding Series 2020 (NR/NR)
177,000 3.000
05/01/2025
176,300
973,000 3.500
05/01/2030
927,704

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
$ 10,000 1.875%
(d)
05/01/2025
$ 9,944
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
280,000 4.000
05/01/2025
280,397
Village Community Development District Special Assessment
Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,305,000 5.000
05/01/2025
1,311,303
1,375,000 5.000
05/01/2026
1,404,296
Watergrass Community Development District Special Assessment
Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
215,000 2.000
05/01/2026
208,705
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,000,000 3.750
(d)
06/15/2030
1,936,324
Winding Cypress Community Development District Special
Assessment Bonds for Collier County Series 2015 (NR/NR)
85,000 4.375
11/01/2025
85,078
251,301,949
Georgia - 2.9%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bown Project Series 2009
(A3/A/A-2) (PUTABLE)
3,130,000 3.950
(b)(c)
12/01/2032
3,191,604
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(A3/A) (PUTABLE)
1,335,000 3.875
(b)(c)
10/01/2032
1,343,567
Burke County Development Authority Pollution Control
RB for Oglethorpe Power Corp. Series 2013 A
(Baa1/BBB+) (PUTABLE)
2,000,000 1.500
(b)(c)
01/01/2040
1,993,339
City of Atlanta GO Public Improvement Bonds Series 2022A-1
(Aa1/NR)
545,000 5.000
12/01/2025
555,028
1,000,000 5.000
12/01/2026
1,038,767
525,000 5.000
12/01/2027
556,002
City of Atlanta GO Public Improvement Bonds Series 2022A-2
(Aa1/NR)
1,105,000 5.000
12/01/2025
1,125,331
1,100,000 5.000
12/01/2026
1,142,644
2,375,000 5.000
12/01/2027
2,515,249
Colquitt County School District GO Bonds Series 2023
(ST AID WITHHLDG) (Aa1/NR)
585,000 5.000
12/01/2025
595,498
935,000 5.000
12/01/2026
971,070
Development Authority of Burke County Pollution Control RB
for Georgia Power A Southern Company First Series 2009
(A3/A/A-1)
15,065,000 3.950
(b)(c)
07/01/2049
15,065,000
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2012
(A3/A) (PUTABLE)
4,850,000 2.875
(b)(c)
12/01/2049
4,813,613
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(A3/A) (PUTABLE)
2,395,000 3.375
(b)(c)
11/01/2053
2,395,407
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (Baa1/BBB+) (PUTABLE)
$ 2,020,000 3.375%
(b)(c)
11/01/2048
$ 2,020,343
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(A3/A) (PUTABLE)
1,950,000 3.700
(b)(c)
10/01/2032
1,974,730
Housing Authority of Douglas County Multifamily Housing RB
Astoria at Crystal Lake Project Series 2024B (Aaa/NR)
1,000,000 5.000
(b)(c)
10/01/2028
1,040,086
Housing Authority of The City of Lawrenceville Multifamily
Housing RB Applewood Towers Project Series 2024B
(Aaa/NR)
1,615,000 5.000
(b)(c)
10/01/2028
1,680,169
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
2,500,000 5.000
05/15/2025
2,508,406
3,000,000 5.000
05/15/2026
3,042,361
500,000 5.000
05/15/2027
512,622
1,975,000 5.000
05/15/2030
2,043,898
Main Street Natural Gas Inc. Gas Supply RB Series 2019C
(A3/NR)
5,230,000 4.000
(b)(c)
03/01/2050
5,246,429
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
3,000,000 4.000
(b)(c)
07/01/2052
3,021,307
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
1,000,000 4.000
12/01/2025
1,002,767
Main Street Natural Gas Inc. Gas Supply RB Series 2022B
(A3/NR)
1,740,000 5.000
06/01/2027
1,788,002
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
1,705,000 4.000
(d)
11/01/2025
1,703,576
3,665,000 4.000
(d)
11/01/2026
3,651,888
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
13,040,000 5.000
(b)(c)
07/01/2053
13,720,329
Main Street Natural Gas Inc. Gas Supply RB Series 2024D
(Aa3/NR)
8,200,000 5.000
(b)(c)
04/01/2054
8,708,819
Main Street Natural Gas Inc. Gas Supply RB Series 2024E
(A3/NR)
7,000,000 5.000
(b)(c)
05/01/2055
7,387,400
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
4,000,000 5.000
(b)(c)
12/01/2053
4,226,936
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
3,740,000 5.000
05/15/2028
3,877,307
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A
(A3/NR)
500,000 4.000
12/01/2025
501,384
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A
(Aa1/NR)
2,800,000 5.000
(b)(c)
05/01/2054
2,968,133

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(A1/AA-)
$ 7,190,000 5.000%
(b)(c)
07/01/2054
$ 7,319,956
Monroe County Development Authority Pollution Control RB First
Series 2009 (A3/A/A-1) (PUTABLE)
2,275,000 1.000
(b)(c)
07/01/2049
2,133,799
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(A3/A) (PUTABLE)
1,560,000 3.875
(b)(c)
12/01/2041
1,570,011
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(A3/A) (PUTABLE)
2,875,000 3.875
(b)(c)
06/01/2042
2,893,449
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(A3/A) (PUTABLE)
1,560,000 3.875
(b)(c)
04/01/2043
1,570,011
Municipal Electric Authority of Georgia Project One Subordinated
Bonds Series 2024A (A2/A-)
300,000 5.000
01/01/2027
310,747
275,000 5.000
01/01/2028
289,516
125,000 5.000
01/01/2029
133,433
400,000 5.000
01/01/2030
432,725
500,000 5.000
01/01/2031
547,184
Richmond County Board of Education GO Sales Tax Bonds Series
2023 (ST AID WITHHLDG) (Aa1/AA+)
875,000 5.000
10/01/2025
887,176
2,850,000 5.000
10/01/2026
2,945,983
650,000 5.000
10/01/2027
685,321
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB Series 2024B (Aaa/NR)
8,800,000 2.920
(b)(c)
05/01/2029
8,588,388
140,236,710
Guam - 0.3%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
120,000 5.000
10/01/2027
123,103
200,000 5.000
10/01/2028
206,580
500,000 5.000
10/01/2029
519,425
250,000 5.000
10/01/2030
260,859
250,000 5.000
10/01/2031
261,629
350,000 5.000
10/01/2032
366,219
A.B. Won Pat International Airport Authority Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
200,000 5.000
10/01/2030
215,252
200,000 5.000
10/01/2031
216,879
400,000 5.000
10/01/2032
435,299
200,000 5.000
10/01/2033
217,868
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000 5.000
10/01/2029
1,384,551
Guam Power Authority Revenue Refunding Bonds 2024 Series A
(Baa2/BBB)
500,000 5.000
10/01/2025
505,277
500,000 5.000
10/01/2026
513,539
450,000 5.000
10/01/2027
469,018
500,000 5.000
10/01/2028
527,300
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
$ 350,000 5.000%
07/01/2025
$ 352,690
350,000 5.000
07/01/2026
358,227
350,000 5.000
07/01/2027
363,391
750,000 5.000
07/01/2028
789,035
700,000 5.000
07/01/2029
744,067
1,125,000 5.000
07/01/2030
1,207,616
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024B (Baa2/A-)
500,000 5.000
07/01/2025
503,843
600,000 5.000
07/01/2026
614,104
500,000 5.000
07/01/2027
519,130
1,000,000 5.000
07/01/2028
1,052,047
985,000 5.000
07/01/2029
1,047,009
1,175,000 5.000
07/01/2030
1,261,287
Port Authority of Guam Port RB 2018 Series B Private Activity
(AMT) (Baa2/A)
410,000 5.000
07/01/2032
421,246
15,456,490
Hawaii - 0.8%
City and County of Honolulu GO Bonds for Honolulu Rail Transit
Project Series 2021E (Aa2/NR)
5,315,000 5.000
03/01/2027
5,548,889
City and County of Honolulu Multifamily Housing
RB Maunakea Tower Apartments Series 2023
(HUD SECT 8) (Aaa/NR) (PUTABLE)
7,040,000 5.000
(b)(c)
06/01/2027
7,190,598
City and County of Honolulu Wastewater System RB Junior Series
2025A (NR/AA+)
3,400,000 5.000
(e)
07/01/2032
3,779,121
City of Honolulu GO Bonds Series A (Aa2/NR)
10,575,000 4.000
10/01/2034
10,591,444
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
75,000 5.000
05/15/2029
77,660
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
10,735,000 3.100
05/01/2026
10,377,047
37,564,759
Illinois - 7.6%
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
325,000 5.000
10/01/2025
328,295
250,000 5.000
10/01/2026
255,801
325,000 5.000
10/01/2028
339,791
Carol Stream Park District GO Refunding Park Bonds Series 2016
(BAM) (NR/AA)
4,705,000 5.000
01/01/2037
4,773,876
Chicago GO Bonds 2019A (NR/BBB+)
3,210,000 5.000
01/01/2028
3,320,460
Chicago GO Bonds 2019A (NR/NR)
550,000 5.000
01/01/2028
581,730
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
660,000 0.000
(g)
12/01/2026
611,074
4,645,000 0.000
(g)
12/01/2027
4,126,794

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+) – (continued)
$ 365,000 0.000%
(g)
12/01/2029
$ 297,678
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
250,000 0.000
(g)
12/01/2027
222,109
95,000 0.000
(g)
12/01/2029
77,478
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
640,000 0.000
(g)
12/01/2025
616,999
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
1,825,000 5.000
12/01/2025
1,841,451
3,615,000 5.000
12/01/2026
3,706,225
Chicago O'Hare International Airport RB Refunding Series 2015 A
(AMT) (NR/A+)
11,000,000 5.000
01/01/2031
11,000,000
Chicago Park District GO LT Refunding Bonds Series 2023C
(NR/AA-)
2,400,000 5.000
01/01/2026
2,435,895
2,780,000 5.000
01/01/2027
2,874,136
1,965,000 5.000
01/01/2028
2,065,205
City of Chicago Board of Education Capital Appreciation Bonds
for School Reform Series 1998B-1 (NATL) (Baa3/BB+)
685,000 0.000
(g)
12/01/2028
583,133
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa3/BB+)
3,420,000 5.500
12/01/2026
3,449,338
1,755,000 0.000
(g)
12/01/2030
1,372,263
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
1,500,000 5.000
12/01/2029
1,561,375
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
5,000,000 5.000
12/01/2027
5,169,242
7,535,000 5.000
12/01/2029
7,843,310
1,000,000 5.000
12/01/2030
1,040,149
City of Chicago GO Bonds Project & Refunding Series 2017A
(NR/BBB+)
2,000,000 5.625
01/01/2031
2,061,136
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
3,430,000 5.000
01/01/2027
3,511,430
5,245,000 5.000
01/01/2028
5,425,486
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB+)
1,855,000 4.000
01/01/2028
1,868,450
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB+)
10,205,000 5.000
01/01/2032
10,858,073
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
1,000,000 5.000
01/01/2029
1,044,172
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
3,250,000 5.000
01/01/2026
3,309,496
2,345,000 5.000
01/01/2027
2,435,472
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
$ 5,000,000 5.000%
01/01/2026
$ 5,059,579
5,755,000 5.000
01/01/2027
5,898,267
City of Chicago Midway Airport Senior Lien Airport Refunding
RB Series 2023C (AMT) (NR/A)
1,000,000 5.000
01/01/2028
1,034,566
City of Chicago O’Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022C
(AMT) (NR/A+)
2,000,000 5.000
01/01/2025
2,000,000
City of Chicago O'Hare International Airport General Airport
Senior Lien Refunding RB Series 2024C (AMT) (NR/A+)
10,000,000 5.000
01/01/2028
10,374,382
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A (NR/A+)
5,000,000 5.000
01/01/2027
5,000,000
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024A (NR/A+)
500,000 5.000
01/01/2026
508,665
600,000 5.000
01/01/2027
621,272
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
1,800,000 5.000
01/01/2030
1,954,039
City of Chicago Second Lien Water RB Refunding Series 2024A
(NR/A+)
2,650,000 5.000
11/01/2031
2,930,970
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,900,000 5.000
11/01/2026
1,961,733
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 (NR/NR)
329,000 2.530
(d)
12/01/2025
326,382
305,000 2.690
(d)
12/01/2026
298,199
255,000 2.870
(d)
12/01/2027
247,132
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000 3.040
(d)
12/01/2028
259,173
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
4,900,000 5.000
03/01/2030
5,295,178
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
225,000 5.000
12/15/2031
249,771
225,000 5.000
12/15/2032
251,714
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
1,980,000 4.000
12/15/2025
1,996,083
Illinois Finance Authority RB for Presbyterian Homes Obligated
Group Series 2021 B (NR/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000 4.320
(c)(f)
05/01/2042
2,225,753
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
500,000 5.000
10/01/2026
509,391
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
700,000 3.875
(b)(c)
05/01/2040
695,097

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
$ 600,000 5.000%
09/01/2025
$ 600,467
Illinois Finance Authority RB Refunding for Lifespace
Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000 5.000
05/15/2026
540,973
Illinois Finance Authority RB The University of Chicago Series
2024B (Aa2/AA-)
2,400,000 5.000
04/01/2027
2,501,431
2,700,000 5.000
04/01/2028
2,863,387
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
430,000 5.000
08/01/2025
432,970
500,000 5.000
08/01/2026
510,053
500,000 5.000
08/01/2027
515,406
805,000 5.000
08/01/2028
837,386
Illinois Finance Authority Taxable RB for Theory and Computing
Sciences Building Trust Series 2023 (A2/NR)
12,575,000 6.693
07/01/2033
12,656,628
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
3,000,000 4.125
(b)(c)(d)
12/01/2050
2,967,113
Illinois Housing Development Authority Multifamily
Housing RB Series 2024 Walden Oaks Il
(HUD SECT 8 FHA 221(D)(4)) (Aaa/NR)
2,500,000 5.000
(b)(c)
10/01/2027
2,564,619
Illinois Housing Development Authority
Multifamily Housing RB, Series 2023
(6900 Crandon) (HUD SECT 8 FHA 221
(d)
(4)) (Aaa/NR)
1,330,000 5.000
(b)(c)
02/01/2027
1,351,784
Illinois Housing Development Authority Multifamily
Housing RB, Series 2023 South Shore
5,335,000 4.000
(b)(c)
06/01/2026
5,342,266
Illinois Housing Development Authority Multifamily Housing RB,
Series 2023 South Shore (HHDC) (HUD SECT 8) (Aaa/NR)
4,340,000 5.000
(b)(c)
02/01/2027
4,408,774
Illinois Sports Facilities Authority RB Bonds Series 2001
(AMBAC) (NR/BBB+)
3,235,000 0.000
(g)
06/15/2025
3,178,804
Illinois State GO Bonds Series 2017 D (A3/A-)
26,975,000 5.000
11/01/2025
27,321,281
34,465,000 5.000
11/01/2026
35,470,072
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024A (NR/A)
2,150,000 5.000
06/15/2029
2,237,394
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
4,435,000 4.000
12/15/2026
4,489,107
940,000 4.000
12/15/2027
956,419
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000 5.000
12/15/2027
3,040,529
Northern Illinois University Board of Trustees Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
325,000 5.000
10/01/2030
345,556
Sales Tax Securitization Corp Bonds Series 2018C (NR/AA-)
10,900,000 5.000
01/01/2026
11,096,312
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/AA-)
$ 3,480,000 5.000%
01/01/2026
$ 3,542,676
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/AA-)
5,235,000 5.000
01/01/2027
5,408,164
1,625,000 5.000
01/01/2032
1,782,475
State of Illinois Build Illinois Junior Obligation Bonds Series
2021A (NR/A)
2,460,000 4.000
06/15/2025
2,463,684
State of Illinois General Obligation Bonds Series of May 2024B
(A3/A-)
3,000,000 5.000
05/01/2026
3,061,869
3,000,000 5.000
05/01/2027
3,113,507
State of Illinois GO Bonds Refunding Series 2022B (A3/A-)
3,000,000 5.000
03/01/2025
3,006,487
State of Illinois GO Bonds Series 2014 (A3/A-)
1,280,000 5.000
05/01/2028
1,280,684
1,295,000 5.000
04/01/2031
1,295,714
State of Illinois GO Bonds Series 2016 (A3/A-)
2,965,000 5.000
01/01/2026
3,011,143
5,700,000 5.000
11/01/2028
5,853,604
State of Illinois GO Bonds Series 2017A (A3/A-)
3,455,000 5.000
12/01/2027
3,621,204
State of Illinois GO Bonds Series 2017C (A3/A-)
6,540,000 5.000
11/01/2029
6,816,504
State of Illinois GO Bonds Series 2017D (A3/A-)
5,560,000 5.000
11/01/2027
5,810,641
State of Illinois GO Bonds Series 2020 (A3/A-)
2,465,000 5.500
05/01/2030
2,629,170
State of Illinois GO Bonds Series 2021A (A3/A-)
2,750,000 5.000
03/01/2026
2,799,710
State of Illinois GO Bonds Series of October 2024B (A3/A-)
10,000,000 5.000
10/01/2030
10,830,958
State of Illinois GO Bonds, Refunding Series of May 2023D
(A3/A-)
8,035,000 5.000
07/01/2025
8,096,521
State of Illinois GO Refunding Bonds Series 2016 (A3/A-)
4,215,000 5.000
02/01/2026
4,286,105
4,020,000 5.000
02/01/2028
4,149,286
2,100,000 5.000
02/01/2029
2,166,900
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
6,490,000 5.000
10/01/2028
6,874,618
State of Illinois GO Refunding Bonds Series 2018B (A3/A-)
6,000,000 5.000
10/01/2028
6,355,579
State of Illinois GO Refunding Bonds Series of October 2016 Il
(A3/A-)
225,000 5.000
02/01/2027
232,517
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A3/A-)
2,000,000 5.000
10/01/2025
2,023,155
The County of Cook Illinois Sales Tax RB Series 2024 (NR/AA-)
750,000 5.000
11/15/2027
788,071
1,000,000 5.000
11/15/2028
1,066,934
369,301,479

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana - 1.1%
City of Rockport Pollution Control Revenue Refunding
Bonds for AEP Generating Company Project Series 1995
(NON-AMT) (Baa2/BBB+)
$ 4,150,000 3.125%
07/01/2025
$ 4,134,036
City of Rockport Pollution Control Revenue Refunding Bonds
Series 1995 (NON-AMT) (Baa2/BBB+)
3,445,000 3.125
07/01/2025
3,431,748
City of Rockport Pollution Control Revenue Refunding Bonds
Series 2009 B (NON-AMT) (A3/BBB+)
10,000,000 3.050
06/01/2025
9,966,677
City of Rockport Pollution Control Revenue Refunding Bonds
Series D (A3/BBB+)
10,000,000 0.750
04/01/2025
9,915,698
City of Whiting Environmental Facilities Refunding RB for
BP Products North America Inc. Project Series 2019A
(A1/A-) (PUTABLE)
7,050,000 5.000
(b)(c)
12/01/2044
7,141,847
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
500,000 5.000
03/01/2025
501,181
450,000 5.000
03/01/2026
458,394
300,000 5.000
03/01/2027
310,172
350,000 5.000
03/01/2028
366,582
385,000 5.000
03/01/2029
408,188
1,030,000 5.000
03/01/2030
1,103,408
610,000 5.000
03/01/2031
659,475
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 A (A2/A-) (PUTABLE)
3,000,000 0.750
(b)(c)
12/01/2038
2,882,997
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)
4,525,000 0.950
(b)(c)
12/01/2038
4,359,416
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2021 (A2/A-)
3,000,000 0.650
08/01/2025
2,938,592
Indiana Housing & Community Development
Authority Multifamily Housing RB
Partners Preservation Projects Series 2023
(FHA 221(D)(4)) (FHA 221(D)(4)) (Aaa/NR) (PUTABLE)
700,000 4.100
(b)(c)
09/01/2028
701,731
The Indianapolis Local Public Improvement Bond Bank Bonds
Series 2024E (NR/AA-)
1,920,000 5.000
02/01/2030
2,080,382
2,600,000 5.000
02/01/2031
2,860,111
895,000 5.000
02/01/2032
995,601
55,216,236
Iowa - 0.1%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
1,900,000 4.500
06/01/2027
1,932,786
Iowa Finance Authority RB Refunding for Lifespace Communities,
Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000 4.000
05/15/2026
2,102,830
4,035,616
Kansas - 0.4%
City of Burlington Environmental Improvement RB Refunding for
Energy Metro, Inc. Project Series 2023 (A2/A)
3,775,000 4.300
(b)(c)
03/01/2045
3,784,533
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kansas – (continued)
City of Manhattan GO Temporary Notes Series 2022-01 (A1/NR)
$ 17,410,000 1.750%
06/15/2025
$ 17,203,403
20,987,936
Kentucky - 1.4%
Commonwealth of Kentucky State Property and Buildings
Commission RB for Project No. 131, Series A (Aa3/NR)
750,000 5.000
10/01/2026
776,311
500,000 5.000
10/01/2027
525,803
400,000 5.000
10/01/2028
427,188
County of Boone Pollution Control Revenue Refunding Bonds
Series 2008A (NON-AMT) (Baa1/BBB+)
5,040,000 3.700
08/01/2027
5,013,844
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
700,000 3.875
(b)(c)
06/01/2040
697,475
Kenton County Kentucky Airport Board Cincinnati Northern
Kentucky International Airport RB Series 2024 (A1/NR)
1,000,000 5.000
01/01/2029
1,052,154
Kentucky Asset/Liability Commission Project Notes 2024 Federal
Highway Trust Fund First Refunding Series A (NR/AA)
7,985,000 5.000
09/01/2026
8,239,435
Kentucky Economic Development Finance Authority Healthcare
Facilities Refunding RB Series 2022 (NR/NR)
3,570,000 4.500
10/01/2027
3,570,589
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (Aa3/NR)
550,000 4.000
03/01/2026
553,355
520,000 4.000
03/01/2027
526,678
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1
(A1/NR)
2,775,000 4.000
(b)(c)
12/01/2049
2,776,280
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2001 A
(A1/A)
3,800,000 0.900
09/01/2026
3,601,708
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
700,000 5.000
10/01/2026
719,236
1,700,000 5.000
10/01/2027
1,778,022
Public Energy Authority of Kentucky Gas Supply RB Series 2019
A-1 (A1/NR)
24,230,000 4.000
(b)(c)
12/01/2049
24,241,173
Public Energy Authority of Kentucky Gas Supply RB Series 2019C
(A1/NR)
9,450,000 4.000
(b)(c)
02/01/2050
9,473,996
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2024 Series B (A1/NR)
500,000 5.000
08/01/2025
502,852
390,000 5.000
02/01/2026
394,217
800,000 5.000
08/01/2026
814,550
500,000 5.000
02/01/2027
512,197
1,150,000 5.000
08/01/2027
1,184,765
575,000 5.000
02/01/2028
594,668
67,976,496
Louisiana - 1.5%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
3,000,000 5.000
12/01/2025
3,043,237

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
City of New Orleans GO Refunding Bonds Series 2022
(A2/A+) – (continued)
$ 4,255,000 5.000%
12/01/2026
$ 4,399,852
1,715,000 5.000
12/01/2027
1,801,602
City of New Orleans Sewerage Service RB Series 2015 (NR/A)
1,000,000 5.000
(a)
06/01/2025
1,007,480
East Baton Rouge Sewerage Commission Tax Exempt Revenue
Refunding Bonds Series 2020A (NR/AA-)
1,100,000 5.000
02/01/2026
1,122,664
Louisiana Housing Corporation Multifamily Housing RB Arbours
At Acadiana ProjectSeries 2024 (FHA 221(D)(4)) (Aaa/NR)
2,228,000 5.000
(b)(c)
04/01/2028
2,304,107
Louisiana Housing Corporation Multifamily Housing RB Arbours
At Bordeaux Project Series 2024 (FHA 221(D)(4)) (Aaa/NR)
2,000,000 5.000
(b)(c)
04/01/2028
2,068,319
Louisiana Housing Corporation Multifamily Housing RB
Arbours At Lafayette Phase II Project Series 2024
(FHA 221(D)(4)) (Aaa/NR)
2,200,000 5.000
(b)(c)
04/01/2028
2,266,006
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
2,250,000 5.000
08/15/2025
2,272,860
3,300,000 5.000
08/15/2027
3,428,049
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
1,050,000 4.250
(d)
11/15/2030
1,046,093
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Ragin' Cajun Facilities Student Housing & Parking
Project Series 2017 (AGM) (NR/AA)
1,230,000 5.000
10/01/2026
1,263,824
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,725,000 4.150
09/01/2027
7,758,329
Louisiana Offshore Terminal Authority Deepwater Port
RB for Loop LLC Project Series 2007-B-2A-2
(NON-AMT) (A3/BBB+) (PUTABLE)
2,500,000 4.200
(b)(c)
10/01/2037
2,507,484
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
3,775,000 4.200
(b)(c)
09/01/2033
3,789,428
Louisiana Public Facilities Authority Hospital RB Louisiana
Children's Medical Center Project Series 2015A3 RMKT
(NR/A)
6,250,000 5.000
(b)(c)
06/01/2045
6,501,662
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (A2/A)
7,460,000 5.000
01/01/2040
7,460,000
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (AMT) (A2/A)
3,750,000 5.000
01/01/2034
3,750,000
Parish of East Baton Rouge Capital Improvements District Movebr
Sales Tax RB Series 2024 (Aa2/AA+)
625,000 5.000
08/01/2028
668,435
1,000,000 5.000
08/01/2029
1,086,444
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Parish of East Baton Rouge Capital Improvements District Movebr
Sales Tax RB Series 2024 (Aa2/AA+) – (continued)
$ 750,000 5.000%
08/01/2030
$ 827,346
615,000 5.000
08/01/2031
687,775
840,000 5.000
08/01/2032
949,321
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
5,755,000 4.050
(b)(c)
06/01/2037
5,780,534
Parish of St. John the Baptist Revenue Refunding Bonds for
Marathon Oil Project Series 2017 (A2/A-) (PUTABLE)
1,235,000 2.200
(b)(c)
06/01/2037
1,207,512
State of Louisiana Gasoline and Fuels Tax Revenue Refunding
Bonds 2017 Series B (Aa2/AA)
1,425,000 5.000
05/01/2026
1,461,943
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue
Refunding Bonds 2022 Series A (Aa3/AA)
(SOFR + 0.50%)
4,330,000 3.622
(c)(f)
05/01/2043
4,314,109
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000 5.000
09/01/2026
929,419
75,703,834
Maine - 0.0%
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000 5.000
07/01/2026
1,589,726
a a
Maryland - 0.9%
Community Development Administration Multifamily
Development RB Sustainability Bonds for Villages at Marley
Station Series 2024 D-2 (Cash-Collateralized) (Aaa/NR)
1,625,000 3.300
01/01/2029
1,599,523
Maryland Department of Transportation Consolidated
Transportation Bonds Refunding Series 2016 (Aaa/AAA)
3,025,000 4.000
09/01/2027
3,107,424
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
2,590,000 5.000
11/12/2028
2,620,061
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/A-)
305,000 4.000
10/01/2026
305,576
Maryland Health and Higher Educational Facilities Authority RB
Maryland Institute College of Art Issue Series 2024 (NR/NR)
170,000 5.250
06/01/2026
173,169
275,000 5.250
06/01/2027
283,602
665,000 5.250
06/01/2028
693,329
400,000 5.250
06/01/2029
420,509
920,000 5.250
06/01/2030
976,142
975,000 5.250
06/01/2031
1,041,300
Maryland Stadium Authority Built to Learn RB Series 2024
(Aa2/AA)
1,125,000 5.000
06/01/2028
1,196,387
Maryland Stadium Authority RB Football Stadium Issue Series
2023A (NR/AA)
2,000,000 5.000
03/01/2026
2,047,478
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2020A (Aaa/AAA)
10,290,000 5.000
03/15/2027
10,759,825
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2021A (Aaa/AAA)
17,825,000 5.000
08/01/2027
18,777,230

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Washington Suburban Sanitary District Consolidated
Public Improvement Green Bonds of Series 2024
(CNTY GTD) (Aaa/AAA)
$ 490,000 5.000%
06/01/2026
$ 504,214
44,505,769
Massachusetts - 1.4%
City of Boston GO Bonds 2017 Series A (Aaa/AAA)
2,015,000 5.000
04/01/2025
2,024,917
Massachusetts Bay Transportation Authority Sales Tax RB Series
2005 A (Aa2/AA+)
25,035,000 5.000
07/01/2026
25,806,511
Massachusetts Development Finance Agency RB for Wellforce
Issue, Serries 2020C (AGM) (NR/AA)
500,000 5.000
10/01/2028
529,944
Massachusetts Health and Educational Facilities Authority Variable
Rate Demand RB for Umass Series A (Aa2/AA-) (PUTABLE)
7,000,000 2.450
(b)(c)
11/01/2030
6,910,180
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa1/AA+)
5,165,000 5.000
11/15/2031
5,332,604
11,750,000 5.000
11/15/2032
12,122,542
Massachusetts State Development Finance Agency RB Mass
General Brigham, Inc. Series 2019 T 1 (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000 4.220
(c)(d)(f)
07/01/2049
6,229,554
The Commonwealth of Massachusetts GO Refunding Bonds Series
2016A (Aa1/AA+)
8,110,000 5.000
07/01/2025
8,191,744
67,147,996
Michigan - 1.6%
Birmingham Public Schools County of Oakland State of Michigan
2024 School Building and Site Bonds (NR/AA+)
375,000 5.000
05/01/2026
384,519
500,000 5.000
05/01/2027
522,492
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,525,000 5.000
07/01/2048
3,662,936
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
1,220,000 2.960
04/01/2027
1,162,842
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
28,240,000 3.853
(f)
07/01/2032
27,860,152
Detroit Regional Convention Facility Authority Special Tax
Revenue Refunding Bonds Series 2024C (NR/A+)
500,000 5.000
10/01/2026
515,976
900,000 5.000
10/01/2027
942,540
600,000 5.000
10/01/2028
638,134
Lansing Board of Water & Light Utility System RB Series 2021B
(Aa3/AA-)
5,000,000 2.000
(b)(c)
07/01/2051
4,841,504
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
140,000 4.000
02/01/2027
138,470
Michigan Finance Authority Hospital RB for Trinity Health
Corporation 2013Mi-3 (NR/NR) (PUTABLE)
7,045,000 3.750
(c)(e)
12/01/2038
7,182,059
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Hospital RB for Trinity Health Credit
Group Series 2022B (Aa3/AA-)
$ 6,250,000 5.000%
(b)(c)
12/01/2043
$ 6,579,512
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2015B (A1/NR)
1,215,000 5.000
05/15/2034
1,219,563
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2022B (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000 4.370
(c)(f)
04/15/2047
5,816,275
Michigan Finance Authority Local Government Loan Program
RB for City of Detroit Distributable State Aid Fifth Lien and
LTGOFinancial Recovery Refunding Local Project Bonds
Series 2024A (Aa2/AA-)
2,500,000 5.000
11/01/2029
2,708,702
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Series 2015 D-1 (Aa3/AA-)
1,000,000 5.000
07/01/2029
1,007,656
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
5,650,000 3.875
(b)(c)
06/01/2053
5,633,409
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000 5.000
03/01/2030
2,604,720
Star International Academy Refunding Bonds Series 2020
(NR/BBB)
720,000 4.000
03/01/2025
718,855
745,000 4.000
03/01/2026
737,559
775,000 4.000
03/01/2027
766,848
Wayne County Airport Authority Airport RB for Detroit
Metropolitan Wayne County Airport Revenue Refunding
Bonds Series 2015F (A1/A)
2,495,000 5.000
12/01/2025
2,528,706
78,173,429
Minnesota - 1.1%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000 2.000
12/01/2029
5,184,297
City of Minneapolis Health Care System RB for Allina Health
System Series 2023A (A1/A+)
2,500,000 5.000
(b)(c)
11/15/2052
2,638,197
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
525,000 5.000
05/01/2031
574,040
550,000 5.000
05/01/2032
607,925
Duluth Economic Development Authority Health Care Facilities
RB Refunding for St. Luke's Hospital Series 2022 (NR/AA-)
325,000 5.000
06/15/2027
337,660
460,000 5.000
06/15/2028
484,862
400,000 5.000
06/15/2029
427,142
Duluth Independent School District Refunding Certificates of
Participation Series 2019A (Baa1/NR)
640,000 3.250
03/01/2025
639,858
700,000 4.000
03/01/2026
706,273
Minnesota Higher Education Facilities Authority RB Green Bonds
Series 2024B Subseries 2024B-1 (A2/NR)
3,000,000 5.000
(b)(c)
10/01/2053
3,096,170

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Special School District Refunding Certificates
of Participation for Minnesota School District
Credit Enhancement Program Series 2022C
(SD CRED PROG) (Aa1/AAA)
$ 2,000,000 5.000%
02/01/2026
$ 2,042,923
9,385,000 5.000
02/01/2027
9,786,238
Minnesota State Trunk Highway GO Bonds Series 2023B
(Aaa/AAA)
5,000,000 5.000
08/01/2025
5,056,444
Minnesota State Trunk Highway GO Refunding Bonds Series
2023E (Aaa/AAA)
5,000,000 5.000
08/01/2025
5,056,444
5,000,000 5.000
08/01/2026
5,162,850
State of Minnesota GO State Various Purpose Bonds Series 2023A
(Aaa/AAA)
7,815,000 5.000
08/01/2026
8,069,535
Western Minnesota Municipal Power Agency Power Supply
Revenue Refunding Bonds 2022 Series A (Aa2/NR)
375,000 5.000
01/01/2025
375,000
825,000 5.000
01/01/2026
841,000
640,000 5.000
01/01/2027
665,450
51,752,308
Mississippi - 0.4%
Mississippi Development Bank Special Obligation Refunding
Bonds Series 2024A (Aa3/AA-)
1,000,000 5.000
01/01/2031
1,100,104
Warren County Gulf Opportunity Zone Revenue Refunding Bonds
Series 2020A (NON-AMT) (Baa2/BBB) (PUTABLE)
9,085,000 1.375
(b)(c)
05/01/2034
8,971,653
Warren County Gulf Opportunity Zone Revenue Refunding Bonds
Series 2020C (NON-AMT) (Baa2/BBB)
9,300,000 1.375
(b)(c)
08/01/2027
9,183,871
Warren County RB Refunding for International Paper Company,
Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)
1,175,000 1.600
(b)(c)
08/01/2027
1,161,507
20,417,135
Missouri - 1.1%
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB The Children's Mercy Hospital
Series 2016 (NR/AA-)
1,465,000 5.000
05/15/2027
1,503,680
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
320,000 5.000
09/01/2025
321,166
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
265,000 5.000
02/01/2025
265,291
480,000 5.000
02/01/2026
487,631
760,000 5.000
02/01/2027
783,985
950,000 5.000
02/01/2028
993,411
590,000 5.000
02/01/2029
623,307
485,000 5.000
02/01/2030
517,379
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-) (PUTABLE)
4,000,000 3.500
(b)(c)
05/01/2038
3,984,624
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
$ 40,000,000 4.000%
(b)(c)
05/01/2051
$ 40,402,108
The Planned Industrial Expansion Authority of Kansas City
Multifamily Housing RB for The Depot on Old Santa Fe Series
2023 (Aaa/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,146,310
55,028,892
Montana - 0.3%
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
4,965,000 3.900
(b)
03/01/2031
4,913,699
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
2,825,000 3.875
07/01/2028
2,853,759
Montana Board of Housing Multifamily Housing RB Twin Creek 4
Apartments Project Series 2024 (Aaa/NR)
1,800,000 5.000
(b)(c)
09/01/2028
1,869,997
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
100,000 2.950
06/01/2025
99,928
335,000 2.950
12/01/2025
333,625
340,000 3.000
06/01/2026
335,265
345,000 3.000
12/01/2026
338,963
350,000 3.050
06/01/2027
345,628
340,000 3.100
12/01/2027
335,774
515,000 3.150
06/01/2028
507,249
360,000 3.200
12/01/2028
354,658
225,000 3.200
06/01/2029
219,272
235,000 3.200
12/01/2029
228,331
12,736,148
Nebraska - 0.5%
Nebraska Investment Finance Authority Multifamily Housing RB
Mural Nebraska Series 2024A (Aaa/NR)
7,000,000 3.000
(b)(c)
04/01/2042
6,877,337
Public Power Generation Agency Whelan Energy Center Unit 2
Revenue Refunding Bonds 2024 Series A (A2/NR)
2,730,000 5.000
01/01/2031
2,999,990
Sarpy County School District 0001 Bellevue Public School, State
of Nebraska GO School Building Bonds Series 2017 (A1/NR)
1,420,000 5.000
(a)
12/15/2027
1,500,676
Sarpy County School District GO Bonds for Gretna Public Schools
Series 2022B (NR/A+)
6,875,000 5.000
12/15/2027
6,985,270
Washington County Wastewater & Solid Waste Disposal Facilities
Revenue Refunding Bonds Series 2012 (NR/A) (PUTABLE)
4,700,000 0.900
(b)(c)
09/01/2030
4,618,013
22,981,286
Nevada - 0.3%
City of Las Vegas Special Improvement District No. 812 for
Summerlin Village 24 Local Improvement Bonds Series 2015
(NR/NR)
1,260,000 5.000
12/01/2027
1,274,338

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
City of Sparks RB Refunding for Nevada Tourism Improvement
District No. 1 Senior Project Series 2019 A (Baa2/NR)
$ 1,675,000 2.750%
(d)
06/15/2028
$ 1,631,392
Clark County Harry Reid International Airport Passenger Facility
Charge Refunding RB Series 2022B (Aa2/NR)
925,000 5.000
07/01/2025
933,449
675,000 5.000
07/01/2026
694,389
870,000 5.000
07/01/2027
912,010
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A
(Aa3/NR)
1,275,000 5.000
07/01/2025
1,283,441
1,000,000 5.000
07/01/2026
1,021,207
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A) (PUTABLE)
1,025,000 3.750
(b)(c)
01/01/2036
1,021,672
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,075,000 4.000
09/01/2025
1,073,727
State of Nevada GO Limited Tax Capital Improvement and Historic
Preservation Bonds Series 2024A (Aa1/AA+)
6,340,000 5.000
05/01/2032
7,154,179
16,999,804
New Hampshire - 0.5%
National Finance Authority Health Care Facilities RB Novant
Health Obligated Group Series 2024B (Aa2/A/A-1)
12,605,000 4.100
(b)(c)
11/01/2064
12,605,000
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
285,000 4.000
01/01/2025
285,000
265,000 4.000
01/01/2026
264,014
250,000 4.000
01/01/2027
248,559
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015A (Aa1/AAA)
4,025,000 3.300
(b)(c)
06/01/2040
4,024,876
New Hampshire Housing Finance Authority Multi-Family Housing
RB 2022 Series 1 (NON-AMT) (FHA 542(C)) (Aaa/NR)
5,575,000 2.800
02/01/2025
5,572,618
23,000,067
New Jersey - 4.0%
Camden County Improvement Authority Multi-Family Housing
RB  Series 2024 (HUD SECT 8) (Aaa/NR)
2,750,000 5.000
(b)(c)
03/01/2027
2,798,603
Casino Reinvestment Development Authority Casino Reinvestment
Development Authority Luxury Tax RB Series 2024A
(AGC) (A1/AA)
1,400,000 5.000
11/01/2027
1,468,250
800,000 5.000
11/01/2028
850,445
Casino Reinvestment Development Authority Luxury Tax RB
Series 2024 B (AGC) (A1/AA)
520,000 5.000
11/01/2027
545,350
700,000 5.000
11/01/2028
744,140
County of Morris GO Bonds for General Improvement and County
College Series 2021 (Aaa/AAA)
4,615,000 2.000
02/01/2027
4,439,441
New Jersey Economic Development Authority RB Refunding
for New Jersey-American Water Co., Inc. Series 2020 E
(AMT) (A1/A+)
3,100,000 0.850
12/01/2025
2,978,994
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB Refunding
for School Facilities Construction Series 2013 I
(ST APPROP) (A2/A-)
(SIFMA Municipal Swap Index Yield + 1.25%)
$ 13,315,000 4.870%
(f)
09/01/2025
$ 13,331,625
New Jersey Economic Development Authority Refunding
RB for School Facilities Construction Series 2005 N1
(AMBAC) (A2/A-)
2,000,000 5.500
09/01/2026
2,075,863
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds 2016 Series BBB (A2/A-)
2,850,000 5.500
(a)
12/15/2026
2,991,900
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A2/A-)
4,000,000 5.000
06/15/2026
4,104,314
2,480,000 5.000
06/15/2027
2,589,772
New Jersey Economic Development Authority Special Facility
Revenue Refunding Bonds for Port Newark Container
Terminal Project Series 2017 (Baa2/NR)
2,130,000 5.000
10/01/2026
2,171,604
1,710,000 5.000
10/01/2027
1,762,966
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
3,495,000 3.750
(b)(c)
11/01/2034
3,484,091
New Jersey Health Care Facilities Financing Authority Revenue
Refunding Bonds for RWJ Barnabas Health Obligated Group
Issue Series 2019B-2 (A1/AA-)
5,700,000 5.000
(b)(c)
07/01/2042
5,743,810
New Jersey Housing & Mortgage Finance Agency Multi-Family
RB 2021 Series B (NON-AMT) (HUD SECT 8) (NR/AA-)
2,310,000 0.900
11/01/2025
2,240,520
New Jersey Housing and Mortgage Finance Agency Multi-Family
RB 2017 Series A (NON-AMT) (NR/AA-)
1,830,000 2.850
11/01/2025
1,815,655
New Jersey Housing and Mortgage Finance Agency Single Family
Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,675,000 2.800
10/01/2025
2,656,035
2,600,000 2.900
04/01/2026
2,564,836
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
10,765,000 0.000
(g)
12/15/2025
10,434,457
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
365,000 0.000
(g)
12/15/2026
342,255
4,155,000 0.000
(g)
12/15/2027
3,766,723
24,515,000 0.000
(g)
12/15/2028
21,442,192
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
46,605,000 0.000
(g)
12/15/2027
42,249,851
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
1,565,000 5.000
06/15/2030
1,596,179
New Jersey Transportation Trust Fund Authority Tax Exempt RB
for Transportation System Bonds Series 2019 A (A2/A-)
7,430,000 5.000
12/15/2025
7,555,293

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
$ 1,615,000 5.000%
06/15/2025
$ 1,627,575
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A2/A-)
9,265,000 0.000
(g)
12/15/2029
7,808,535
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A2/A-)
3,095,000 5.000
06/15/2026
3,175,713
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000 5.000
01/01/2027
10,401,814
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
570,000 4.250
07/01/2033
576,536
Salem County Pollution Control Financing Authority Pollution
Control RB for Philadelphia Electric Company Project 1993
Series A (Baa1/BBB+)
1,645,000 4.450
(b)
03/01/2025
1,646,129
State of New Jersey COVID 19 Emergency GO Bonds Series 2020
A (A1/A)
12,750,000 5.000
06/01/2027
13,345,016
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds
Series 2018A (NR/A)
1,495,000 5.000
06/01/2027
1,546,065
Union County Utilities Authority Resource Recovery Facility Lease
Revenue Refunding Bonds for Covanta Union Series 2011A
(AMT) (CNTY GTD) (NR/AA+)
4,375,000 5.250
12/01/2031
4,380,592
193,253,139
New Mexico - 0.7%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,525,000 3.875
(b)(c)
06/01/2040
1,540,496
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,315,000 3.875
(b)(c)
06/01/2040
1,328,362
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000 3.875
(b)(c)
06/01/2040
1,969,815
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000 3.900
(b)(c)
06/01/2040
5,251,748
Farmington City PCRB Refunding for Public Service Co. of New
Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,330,000 0.875
(b)(c)
06/01/2040
3,143,222
New Mexico Hospital Equipment Loan Council Hospital System
RB for Presbyterian Healthcare Services Series 2019B
(Aa3/AA-)
7,680,000 5.000
(b)(c)
08/01/2049
7,742,589
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico – (continued)
New Mexico Mortgage Finance Authority Multifamily Housing RB
for Mountain View II & III Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR)
$ 2,600,000 5.000%
(b)(c)
02/01/2042
$ 2,609,362
New Mexico Mortgage Finance Authority Multifamily Housing RB
for Santa Fe Apartments and Sangre De Cristo Project Series
2023 (HUD SECT 8) (Aaa/NR)
3,555,000 5.000
(b)(c)
02/01/2042
3,559,258
Santa Fe Public School District Santa Fe County Education
Technology General Obligation Lease Purchase Notes Series
2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000 5.000
08/01/2027
1,125,865
Santa Fe Public School District Santa Fe County General
Obligation School Building Bonds Series 2024
(ST AID WITHHLDG) (NR/AA-)
765,000 5.000
08/01/2026
788,423
735,000 5.000
08/01/2027
770,710
State of New Mexico Severance Tax Bonds Series 2022A
(Aa3/AA-)
4,880,000 5.000
07/01/2026
5,030,388
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
175,000 5.000
09/01/2027
181,717
35,041,955
New York - 10.5%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
285,000 5.000
04/01/2030
301,348
330,000 5.000
04/01/2031
351,258
425,000 5.000
04/01/2032
454,359
195,000 5.000
04/01/2033
209,006
220,000 5.000
04/01/2034
235,894
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2026
98,728
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
190,000 3.400
07/01/2027
187,641
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
970,000 4.000
06/15/2033
958,991
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
5,185,000 4.250
(b)(c)
04/01/2042
5,235,926
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
345,000 4.000
06/01/2034
339,542
City of New York GO Bonds 2023 Series C (Aa2/AA)
3,000,000 5.000
08/01/2025
3,032,769
City of New York GO Bonds 2023 Series D (Aa2/AA)
1,885,000 5.000
08/01/2025
1,905,590
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
1,000,000 5.000
08/01/2026
1,034,088
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3
(Aa2/AA)
4,285,000 5.000
09/01/2026
4,424,834

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
$ 10,260,000 5.000%
08/01/2026
$ 10,577,562
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
175,000 5.000
11/15/2025
178,070
250,000 5.000
11/15/2026
259,595
200,000 5.000
11/15/2027
211,908
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aaa/NR)
4,300,000 5.000
(b)(c)
07/01/2028
4,455,998
Dormitory Authority of the State of New York Montefiore
Obligated Group RB, Series 2024 (Baa3/BBB-)
650,000 5.000
11/01/2025
657,012
Dormitory Authority of The State of New York Montefiore
Obligated Group RB, Series 2024 (Baa3/BBB-)
900,000 5.000
11/01/2026
921,957
875,000 5.000
11/01/2030
933,076
1,555,000 5.000
11/01/2031
1,670,869
1,250,000 5.000
11/01/2032
1,351,383
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
300,000 5.250
05/01/2027
311,568
250,000 5.250
05/01/2028
263,127
350,000 5.250
05/01/2029
372,372
565,000 5.250
05/01/2030
608,003
400,000 5.250
05/01/2031
435,332
Dormitory Authority of The State of New York Pace University RB
Series 2024B (Baa3/BBB-)
625,000 5.000
05/01/2025
627,543
1,375,000 5.000
05/01/2026
1,399,798
1,435,000 5.000
05/01/2027
1,482,378
1,375,000 5.000
05/01/2028
1,436,498
1,750,000 5.000
05/01/2029
1,844,480
1,750,000 5.000
05/01/2030
1,862,187
2,500,000 5.000
05/01/2031
2,685,813
Dormitory Authority of The State of New York White Plains
Hospital Obligated Group RB, Series 2024 (Baa3/BBB-)
750,000 5.000
10/01/2030
800,370
1,080,000 5.000
10/01/2031
1,160,460
1,125,000 5.000
10/01/2032
1,214,887
Empire State Development Corp. State Personal Income Tax RB
Series 2022A (Aa1/NR)
21,000,000 5.000
09/15/2028
22,585,832
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
275,000 5.000
12/01/2026
282,556
Long Island Power Authority Electric System General RB Series
2024B (A2/A)
10,000,000 3.000
(b)(c)
09/01/2049
9,799,894
Long Island Power Authority RB Refunding Series 2020 B (A2/A)
8,000,000 0.850
(b)(c)
09/01/2050
7,845,060
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
15,000,000 1.500
(b)(c)
09/01/2051
14,463,986
Long Island Power Authority RB Series 2021 (A2/A)
10,000,000 1.000
09/01/2025
9,790,660
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
4,250,000 4.000
11/15/2026
4,313,299
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015C (A3/A-)
$ 4,250,000 5.250%
11/15/2028
$ 4,312,666
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015D-1 (A3/A-)
10,000,000 5.000
11/15/2033
10,116,783
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2017D (A3/A-)
1,075,000 5.000
11/15/2027
1,128,964
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
3,000,000 5.000
11/15/2028
3,197,422
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds for Transportation Revenue Variable Rate
Refunding Bonds Subseries 2002G-1H (A3/A-)
(SOFR + 0.60%)
10,255,000 3.588
(f)
11/01/2026
10,243,579
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000 3.000
(b)(c)
01/01/2032
300,000
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class D Series 2024 Tax-Exempt
Bonds (Baa1/NR)
1,250,000 4.000
12/15/2031
1,269,214
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class E Series 2024 Tax-Exempt
Bonds (Baa3/NR)
1,000,000 4.375
12/15/2031
1,012,171
New York City Housing Development Corp. Series F-2-B
5,265,000 3.400
(b)(c)
11/01/2062
5,228,073
New York City Industrial Development Agency RB for Yankee
Stadium LLC Series 2006 (FGIC) (Baa1/NR)
(MUNI-CPI + 0.87%)
2,505,000 3.468
03/01/2025
2,503,589
(MUNI-CPI + 0.88%)
2,610,000 3.478
03/01/2026
2,602,834
(MUNI-CPI + 0.89%)
2,850,000 3.488
03/01/2027
2,837,293
New York City Municipal Water Finance Authority Water & Sewer
Second General Resolution RB Adjustable Rate 2021 Series
Ee Subseries Ee-1 and Ee-2 (Aa1/AA+/A-1+)
3,400,000 2.050
(b)(c)
06/15/2045
3,400,000
New York City Transitional Finance Authority Building Aid RB
Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
10,000,000 5.000
07/15/2033
10,020,397
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000 5.000
11/01/2028
3,222,761
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
3,250,000 5.000
11/01/2026
3,362,641
2,435,000 5.000
11/01/2027
2,571,975
8,625,000 5.000
11/01/2032
9,753,965
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
1,805,000 5.150
(d)
11/15/2034
1,806,553
New York Port Authority Consolidated Bonds 197th Series
(Aa3/AA-)
4,000,000 5.000
11/15/2034
4,060,919

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Port Authority Consolidated Bonds 207th Series
(Aa3/AA-)
$ 6,035,000 5.000%
09/15/2027
$ 6,274,737
New York State Dormitory Authority RB Refunding for Bidding
Group 1 Series 2018 C (Aa1/AA+)
3,960,000 5.000
03/15/2026
4,052,877
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
1,130,000 5.000
07/01/2028
1,133,754
New York State Environmental Facilities Corp. State Clean Water
& Drinking Water Revolving Funds RB for Municipal Water
Finance Authority Projects - Second Resolution Bonds Series
2016 (Aaa/AAA)
3,000,000 5.000
06/15/2035
3,066,284
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
3,860,000 1.100
(b)(c)
11/01/2061
3,608,327
New York State Housing Finance Agency Affordable Housing 2022
Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
22,000,000 3.100
(b)(c)
05/01/2062
21,594,971
New York State Housing Finance Agency
Affordable Housing RB 2022 Series F-2
(SONYMA FHA 542(C)) (SONYMA FHA 542
(c)
) (Aa2/NR)
18,000,000 3.850
(b)(c)
05/01/2062
18,002,867
New York State Housing Finance Agency RB Series 2021 D-2
(SONYMA) (Aa2/NR)
7,870,000 0.650
(b)(c)
11/01/2056
7,627,018
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
1,000,000 3.450
(b)(c)
06/15/2054
991,602
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
2,170,000 3.350
(b)(c)
06/15/2054
2,159,145
New York State Thruway Authority General Revenue Refunding
Bonds Series Q (Aa3/A+)
5,000,000 5.000
01/01/2031
5,572,470
New York State Thruway Authority Personal Income Tax RB Series
2021A-1 (NR/AA+)
40,000,000 5.000
03/15/2028
42,658,772
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2022 (Baa1/NR)
415,000 5.000
12/01/2026
425,277
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
7,000,000 5.000
01/01/2029
7,220,544
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
8,540,000 5.000
01/01/2030
8,781,017
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (NR/NR)
8,000,000 5.000
01/01/2025
8,000,000
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
3,425,000 5.000
01/01/2026
3,465,079
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
7,675,000 4.000
10/01/2030
7,619,268
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding
for JFK International Air Terminal LLC Series 2020 C
(Baa1/BBB)
$ 1,300,000 5.000%
12/01/2027
$ 1,359,313
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
6,150,000 5.000
07/01/2041
6,150,107
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
14,275,000 5.250
01/01/2050
14,274,683
New York Transportation Development Corp. Special Facilities
RB for Laguardia Airport Terminal B Redevelopment Project
Series 2018 (Baa3/NR)
7,765,000 5.000
01/01/2028
8,040,534
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2020A
(Baa1/NR)
500,000 5.000
12/01/2027
517,467
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
1,020,000 5.000
07/01/2025
1,020,671
1,080,000 5.000
07/01/2026
1,074,732
1,090,000 5.000
07/01/2027
1,061,464
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
10,000,000 3.000
10/01/2028
9,650,095
Power Authority of The State of New York Green Transmission
Project RB Series 2023A (AGM) (Aa3/AA)
500,000 5.000
11/15/2026
519,756
500,000 5.000
11/15/2027
531,476
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000 5.000
(b)(c)
05/01/2048
2,320,819
State of New York Dormitory Authority Personal Income Tax RB
Series 2020A (Aa1/NR)
15,000,000 5.000
03/15/2025
15,056,355
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,025,000 5.000
07/01/2026
1,028,760
State of New York Dormitory Authority Wagner College RB Series
2022 (NR/NR)
675,000 5.000
07/01/2026
684,585
705,000 5.000
07/01/2027
718,293
740,000 5.000
07/01/2028
758,453
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1
(Aa2/AA)
2,655,000 5.000
08/01/2025
2,684,001
1,000,000 5.000
08/01/2026
1,030,951
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred Forty-Fifth Series Consolidated Bonds
(Aa3/AA-)
4,500,000 5.000
09/01/2032
4,897,494
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred forty-Second Series (Aa3/AA-)
1,750,000 5.000
12/01/2025
1,771,276

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Bonds Series 2021C (NR/AA+)
$ 40,900,000 5.000%
(b)(c)
05/15/2051
$ 41,951,269
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Green Bonds Series 2022E (NR/AA+)
26,915,000 5.000
11/15/2027
28,390,725
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2024B
(NR/SP-1+)
5,000,000 5.000
03/15/2027
5,228,183
Westchester County Local Development Corp. Revenue Refunding
Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
210,000 5.000
01/01/2027
214,663
511,715,440
North Carolina - 1.9%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E
(Aa3/AA)
6,500,000 0.800
(b)(c)
01/15/2048
6,332,359
City of Charlotte Water & Sewer System Refunding RB Series
2015 (Aaa/AAA)
10,000,000 5.000
07/01/2027
10,093,997
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2020 A (Baa2/BBB) (PUTABLE)
4,550,000 1.375
(b)(c)
05/01/2034
4,493,233
Greater Ashville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
750,000 5.000
07/01/2027
774,515
North Carolina Capital Facilities Finance Agency RB for Duke
University Project Series 2015B (Aa1/NR)
30,000,000 5.000
(a)
10/01/2025
30,426,888
North Carolina Housing Finance Agency Multifamily Housing RB
Series 2024 (Aaa/NR) (PUTABLE)
2,205,000 5.000
(b)(c)
04/01/2029
2,310,723
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Carolina Meadows Series 2024 (NR/NR)
7,495,000 5.000
12/01/2034
8,388,631
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-1 (NR/NR)
350,000 4.250
10/01/2028
351,329
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-2 (NR/NR)
525,000 3.750
10/01/2028
525,079
State of North Carolina Limited Obligation Bonds Series 2020B
(Aa1/AA+)
13,610,000 5.000
05/01/2026
13,961,040
State of North Carolina Limited Obligation Refunding Bonds
Series 2017B (Aa1/AA+)
12,190,000 5.000
05/01/2026
12,504,414
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa3/AA)
1,000,000 5.000
(b)(c)
01/15/2049
1,099,080
91,261,288
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
$ 2,000,000 5.000%
12/01/2028
$ 2,075,635
City of Grand Forks RB Refunding for Altru Health System
Obligated Group Series 2021 (Baa3/NR)
165,000 5.000
12/01/2025
165,648
225,000 5.000
12/01/2026
229,508
2,470,791
Ohio - 1.9%
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020
(NR/NR)
175,000 5.000
11/15/2026
179,528
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020 USA
(NR/NR)
125,000 5.000
11/15/2025
126,290
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2023A (A1/A)
2,500,000 5.000
02/15/2026
2,548,692
2,750,000 5.000
02/15/2027
2,856,947
City of Cleveland Airport System RB Series 2018A (AMT) (A2/A)
2,000,000 5.000
01/01/2026
2,028,733
Columbus-Franklin County Finance Authority Multifamily
Housing RB for Caravel Apartments Series 2024B (Aaa/NR)
1,200,000 3.030
(b)(c)
11/01/2028
1,182,026
Columbus-Franklin County Finance Authority Multifamily
Housing RB Westerville Crossing Apartments Series 2024B
(Aaa/NR)
2,000,000 5.000
(b)(c)
12/01/2028
2,090,118
County of Cuyahoga Convention Hotel Project Certificate of
Participation Series 2024 (A1/AA-)
2,390,000 5.000
12/01/2028
2,539,071
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
6,000,000 5.000
07/01/2031
6,152,153
County of Montgomery Ohio Health Care Facilities Revenue
Refunding and Improvement Bonds Series 2024 (Baa1/NR)
500,000 5.000
09/01/2025
504,798
400,000 5.000
09/01/2026
409,855
400,000 5.000
09/01/2027
415,769
325,000 5.000
09/01/2028
341,701
470,000 5.000
09/01/2029
499,477
375,000 5.000
09/01/2030
402,254
375,000 5.000
09/01/2031
405,228
County of Warren Ohio Hospital Facilities Refunding RB Series
2024A Community First Solutions Obligated Group (NR/NR)
420,000 5.000
05/15/2025
421,433
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
500,000 5.000
02/15/2025
500,434
Franklin County Finance Authority Multifamily Housing
RB for Dering Family Homes Project Series 2023
(HUD SECT 8) (Aaa/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,128,849
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
3,750,000 4.250
(b)(c)
11/01/2039
3,781,481

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(NON-AMT) (Baa2/BBB) (PUTABLE)
$ 6,500,000 4.000%
(b)(c)
09/01/2030
$ 6,530,876
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
15,250,000 4.250
(b)(c)
11/01/2040
15,392,034
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
1,075,000 2.875
02/01/2026
1,054,498
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,695,000 2.875
02/01/2026
2,643,602
Ohio Air Quality Development Authority Revenue Refunding
Bonds American Electric Power Company Project Series
2005A Bonds (AMT) (Baa2/BBB)
1,000,000 3.750
01/01/2029
988,612
Ohio Housing Finance Agency Multifamily Housing RB
for Cherry Blossom Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR) (PUTABLE)
1,700,000 5.000
(b)(c)
08/01/2026
1,716,183
Ohio State RB Refunding for Premier Health Partners Obligated
Group Series 2020 (Baa1/NR)
280,000 5.000
11/15/2025
282,410
Ohio Water Development Authority Drinking Water Assistance
Fund RB Series 2016 (Aaa/AAA)
4,080,000 4.000
12/01/2033
4,113,165
Ohio Water Development Authority Fresh Water Development RB
Series 2016B (Aaa/AAA)
1,000,000 5.000
06/01/2026
1,028,462
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
455,000 5.000
05/01/2025
457,077
275,000 5.000
05/01/2026
280,499
285,000 5.000
05/01/2027
295,469
355,000 5.000
05/01/2028
372,279
315,000 5.000
05/01/2029
334,254
275,000 5.000
05/01/2030
294,883
285,000 5.000
05/01/2031
308,254
630,000 5.000
05/01/2032
685,285
State of Ohio Higher Educational Facility Revenue Refunding
Bonds Series 2021B (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000 3.850
(c)(f)
12/01/2042
4,343,532
State of Ohio Major Infrastructure RB Series 2016-1 (Aa1/AA+)
4,335,000 5.000
12/15/2027
4,458,247
The Franklin County Convention Facilities Authority Tax and Lease
Revenue Anticipation Refunding Bonds Series 2024 (Aa2/AA)
9,815,000 5.000
12/01/2032
10,977,178
Willoughby Eastlake City School District GO UT School
Improvement Bonds Series 2016 (A2/NR)
2,500,000 5.000
(a)
12/01/2025
2,544,004
91,615,640
Oklahoma - 0.9%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000 1.000
11/01/2026
8,733,061
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Independent School District Combined Purpose GO Bonds Series
2021B (NR/AA)
$ 10,000,000 1.000%
09/01/2025
$ 9,776,099
Independent School District GO Combined Purposed Bonds Series
2021 (NR/AA+)
8,840,000 1.250
06/01/2026
8,421,283
Independent School District No. 6 GO Combined Purpose Bonds
Series 2023 (NR/AA-)
9,925,000 5.000
09/01/2025
10,024,813
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA-)
1,725,000 5.000
07/01/2026
1,773,556
1,775,000 5.000
07/01/2027
1,860,617
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA-)
340,000 5.000
07/01/2026
349,570
250,000 5.000
07/01/2027
262,059
Oklahoma Housing Finance Agency Collateralized
RB Pioneer Plaza Apartments, Series 2023A
(HUD SECT 8 FHA 221(D)(4)) (Aaa/NR)
575,000 4.000
(b)(c)
06/01/2028
575,577
41,776,635
Oregon - 0.3%
Corvallis School District No. 509J GO Convertible Deferred
Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
2,790,000 5.000
06/15/2026
2,871,520
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
200,000 5.000
03/01/2025
200,202
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series
A (NR/BBB+)
125,000 5.000
10/01/2026
127,136
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000 5.000
07/01/2028
2,515,218
Portland Oregon Water System RB Refunding First Lien Series
2016 A (Aa1/NR)
7,090,000 4.000
04/01/2029
7,164,513
State of Oregon GO Bonds 2021 Series H (Aa1/AA+)
1,330,000 1.000
08/01/2026
1,268,272
14,146,861
Pennsylvania - 3.7%
Adams County General Authority Entrance Fee Principal
Redemption Bonds for The Brethren Home Community
Project Series 2024B-1 (NR/NR)
2,295,000 3.900
06/01/2030
2,262,819
Adams County General Authority Entrance Fee Principal
Redemption Bonds for The Brethren Home Community
Project Series 2024B-2 (NR/NR)
1,500,000 3.600
06/01/2029
1,482,326
Allegheny County Higher Education Building Authority for
Carnegie Mellon University for RB Series 2022A (NR/AA+)
(SOFR + 0.29%)
5,330,000 3.412
(c)(f)
02/01/2033
5,273,350
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
480,000 5.000
05/01/2026
488,594

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
$ 600,000 5.000%
05/01/2028
$ 626,730
Cheltenham Township Industrial Development Authority Arcadia
University RB Series of 2024 (NR/BBB-)
6,900,000 5.000
04/01/2034
7,059,323
City of Philadelphia Airport Revenue Refunding Bonds Series
2017B (AMT) (A1/A+)
1,150,000 5.000
07/01/2025
1,158,406
City of Philadelphia Airport Revenue Refunding Bonds Series
2021 (AMT) (A1/NR)
2,800,000 5.000
07/01/2027
2,894,230
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa2/A+)
3,925,000 5.000
08/15/2025
3,971,404
County of Beaver GO Bonds Series 2017 (BAM) (NR/AA)
1,000,000 5.000
04/15/2025
1,005,266
Cumberland County Municipal Authority RB Refunding for
Messiah College Series 2020 SS3 (NR/A-)
2,195,000 2.345
11/01/2026
2,101,511
Delaware River Port Authority Port District Project Refunding
Bonds Series 2022 (A3/A)
1,050,000 5.000
01/01/2026
1,070,364
1,000,000 5.000
01/01/2027
1,038,975
Delaware Valley Regional Finance Authority Local Government RB
2022 Series B (A1/A+)
(SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000 4.020
(c)(f)
03/01/2057
17,719,538
Delaware Valley Regional Finance Authority Local Government RB
2022 Series C (A1/A+)
(SOFR + 0.49%)
13,580,000 3.478
(c)(f)
03/01/2057
13,514,604
Geisinger Authority Health System Long Term Rate RB Series
2020B (NR/AA-)
16,740,000 5.000
(b)(c)
04/01/2043
17,266,778
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2024 Garden Spot Village Project (NR/NR)
190,000 5.000
05/01/2025
190,664
160,000 5.000
05/01/2026
162,762
195,000 5.000
05/01/2027
201,110
215,000 5.000
05/01/2028
224,334
185,000 5.000
05/01/2029
195,044
195,000 5.000
05/01/2030
207,040
205,000 5.000
05/01/2031
218,935
Lehigh County General Purpose Authority RB Refunding for The
Good Shepherd Obligated Group Series 2021 A (NR/BBB+)
525,000 4.000
11/01/2025
524,082
570,000 4.000
11/01/2026
571,394
Lehigh County IDA Pollution Control Revenue Refunding
Bonds for PPL Electric Utilities Corp. Project Series 2016B
(NON-AMT) (A1/A+)
19,615,000 2.625
02/15/2027
19,312,782
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
2,390,000 5.000
02/15/2027
2,482,338
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
3,295,000 4.100
06/01/2029
3,363,229
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
$ 5,335,000 4.450%
(b)(c)
10/01/2034
$ 5,437,140
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2033
1,599,773
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(b)(c)
10/01/2046
10,065,244
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000 0.950
(b)(c)
12/01/2033
13,926,709
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,700,000 1.100
(b)(c)
06/01/2031
7,288,913
Pennsylvania Economic Financing Development Authority Sewage
Sludge Disposal Revenue Refunding Bonds Series 2020
(Baa2/NR)
505,000 3.000
01/01/2025
505,000
615,000 4.000
01/01/2026
617,561
Pennsylvania Higher Educational Facilities Authority (A3/AA/A-1)
17,750,000 4.000
(b)(c)
11/01/2061
17,750,000
Pennsylvania Housing Finance Agency Special Limited Obligation
Multifamily Housing Development Bonds for Cambridge
Square Series 2023B (HUD SECT 8) (Aaa/NR)
1,000,000 5.000
(b)(c)
11/01/2026
1,012,301
Pennsylvania Turnpike Commission Subordinate Revenue
Refunding Bonds First Series of 2024 (A2/A+)
1,000,000 5.000
12/01/2030
1,100,592
1,325,000 5.000
06/01/2031
1,463,190
2,000,000 5.000
06/01/2032
2,235,059
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B
(Aa3/NR)
155,000 5.000
12/01/2025
157,656
135,000 5.000
12/01/2026
139,981
185,000 5.000
12/01/2027
195,346
Philadelphia Redevelopment Authority City Service Agreement
Revenue Refunding Bonds for City of Philadelphia
Neighborhood Transformation Initiative Series A of 2025
(A1/A+)
2,340,000 5.000
(e)
04/15/2031
2,578,860
Southeastern Pennsylvania Transportation Authority RB for Asset
Improvement Program Series 2022 (Aa3/NR)
570,000 5.000
06/01/2025
574,376
750,000 5.000
06/01/2026
770,704
500,000 5.000
06/01/2027
523,096
State Public School Building Authority School Lease Revenue
Refunding Bonds for Philadelphia School District Project
Series 2016A (AGM ST AID WITHHLDG) (Aa3/AA)
2,550,000 5.000
06/01/2031
2,621,024
Westmoreland County IDA Health System Tax Exempt RB Series
2020A (Baa3/NR)
575,000 4.000
07/01/2025
574,596
625,000 4.000
07/01/2026
624,161
178,349,214
Puerto Rico - 5.2%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,613,922 0.010
(b)(h)(i)
11/01/2043
1,601,027

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
$ 252,465 5.375%
07/01/2025
$ 253,942
501,051 5.625
07/01/2027
519,263
492,922 5.625
07/01/2029
525,077
478,771 5.750
07/01/2031
523,581
584,255 0.000
(g)
07/01/2033
395,234
454,000 4.000
07/01/2033
447,100
408,086 4.000
07/01/2035
397,819
350,245 4.000
07/01/2037
337,754
476,200 4.000
07/01/2041
450,255
495,242 4.000
07/01/2046
459,901
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
1,015,000 5.250
07/01/2025
1,013,261
150,000 5.250
07/01/2032
148,332
145,000 5.250
07/01/2035
142,360
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds PP (NATL) (NR/NR)
700,000 5.000
07/01/2025
700,163
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds SS (NATL) (NR/NR)
525,000 5.000
07/01/2025
525,225
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
55,400,000 3.772
(f)
07/01/2029
53,886,029
Puerto Rico Financial Corp Commonwealth Appropriation Bonds
2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000 6.000
08/01/2026
2,114,798
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
45,168,000 0.000
(g)
07/01/2027
40,880,148
4,613,000 0.000
(g)
07/01/2029
3,870,445
16,046,000 0.000
(g)
07/01/2031
12,333,347
19,838,000 0.000
(g)
07/01/2033
13,968,259
4,705,000 0.000
(g)
07/01/2046
1,513,517
3,833,000 0.000
(g)
07/01/2051
895,115
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
7,050,000 4.329
07/01/2040
6,953,375
56,000 4.536
07/01/2053
54,590
747,000 4.784
07/01/2058
733,632
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
98,113,000 4.500
07/01/2034
98,292,841
1,345,000 4.750
07/01/2053
1,324,919
3,400,000 5.000
07/01/2058
3,387,286
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Restructured Bonds Series A-1 (NR/NR)
4,772,000 4.550
07/01/2040
4,773,160
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000 0.000
(i)
03/15/2049
103,325
253,525,080
Rhode Island - 0.1%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
610,000 5.000
09/15/2027
637,120
400,000 5.000
09/15/2028
423,458
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corp. Revenue
Refunding Bonds for Providence Public Schools Series 2015 A
(AGM ST APPROP) (Aa3/AA)
$ 4,150,000 5.000%
05/15/2025
$ 4,175,206
State of Rhode Island GO Bonds Consolidated Capital
Development Loan Series 2022 A (Aa2/AA)
2,210,000 5.000
08/01/2026
2,280,247
7,516,031
South Carolina - 0.1%
Charleston County Airport District Charleston South Carolina
Airport RB Series 2024 (A1/A+)
685,000 5.000
07/01/2029
740,864
720,000 5.000
07/01/2030
788,311
600,000 5.000
07/01/2031
663,590
1,730,000 5.000
07/01/2032
1,933,754
Charleston Educational Excellence Financing Corporation
Installment Purchase Revenue Refunding Bonds Charleston
County School District South Carolina Project Series 2024
(Aa3/AA-)
500,000 5.000
12/01/2031
559,814
Housing Authority of The City of Greenville Multifamily Housing
RB for Cherokee Landing Apartments Project Series 2023
(Aaa/NR)
900,000 5.000
(b)(c)
07/01/2027
920,735
5,607,068
Tennessee - 0.3%
City of Memphis Sanitary Sewage System Revenue Refunding
Bonds Series 2018 (Aa2/AA+)
2,245,000 4.000
10/01/2035
2,250,656
County of Knox Health, Educational & Housing
Board Collateralized Multifamily Housing
Bonds for Westview Towers Project Series 2022
(HUD SECT 8) (NR/AA+) (PUTABLE)
3,500,000 3.950
(b)(c)
12/01/2027
3,513,103
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (A1/NR)
1,050,000 5.000
07/01/2028
1,098,651
Tennessee State School Bond Authority Higher Education
Facilities Second Program Bonds 2015 Series B
(ST INTERCEPT) (Aa1/AA+)
5,000,000 5.000
(a)
11/01/2025
5,077,461
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aaa/NR) (PUTABLE)
1,135,000 3.850
(b)(c)
02/01/2048
1,137,237
The Health Educational and Housing Facility Board of The
County of Knox Collateralized Multifamily Housing
Bonds The Pines Apartments Project Series 2024
(HUD SECT 8) (NR/AA+) (PUTABLE)
3,000,000 3.100
(b)(c)
09/01/2029
2,957,200
16,034,308
Texas - 12.3%
Alvin Independent School District Unlimited Tax Schoolhouse and
RB Series 2024 (PSF-GTD) (Aaa/NR)
725,000 5.000
02/15/2026
741,104

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Baa3/NR)
$ 2,000,000 4.250%
08/15/2034
$ 1,966,174
Austin Affordable PFC Inc. Multifamily Housing RB Heritage
Pointe Seniors Apartments Series 2024B (Aaa/NR)
2,850,000 5.000
(b)(c)
11/01/2028
2,965,348
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
(FNMA COLL) (Aaa/NR)
700,000 5.000
(b)(c)
09/01/2028
726,859
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
Eagle’s Landing Family Apartments (Aaa/NR)
1,060,000 5.000
(b)(c)
09/01/2028
1,100,125
Baytown Municipal Development District Combination Limited
Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000 5.000
10/01/2037
1,396,077
Bexar County Housing Finance Corp. RB Refunding for Westcliffe
Housing Foundation, Inc. Series 2004 (Aa1/NR)
155,000 3.750
(b)
02/01/2035
149,568
Bexar Management and Development Corp. Multifamily Housing
RB for Hill View Heights Apartments Series 2024 (Aaa/NR)
2,090,000 3.020
(b)(c)
05/10/2045
2,057,239
Board of Regents of The University of Texas System Revenue
Financing System Bonds Series 2024A (Aaa/AAA)
5,000,000 5.000
08/15/2026
5,159,659
10,000,000 5.000
08/15/2027
10,517,791
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,750,000 4.000
(b)(c)
02/01/2054
1,783,650
City of Austin RB Refunding for Airport System Series 2019
(AMT) (A1/A+)
1,150,000 5.000
11/15/2025
1,164,228
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,000,000 5.000
11/15/2025
1,016,734
1,000,000 5.000
11/15/2026
1,036,278
1,500,000 5.000
11/15/2027
1,585,442
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
323,000 4.250
(d)
09/15/2030
325,002
City of Bryan Rural Electric System RB, Series 2024
(AGM) (NR/AA)
265,000 5.000
07/01/2027
276,799
245,000 5.000
07/01/2028
260,055
City of Celina Special Assessment Bonds for The Lake at Mustang
Ranch Public Improvement District Phase#1 Project Series
2020 (BAM) (NR/AA)
305,000 4.000
09/01/2025
305,421
320,000 4.000
09/01/2026
322,789
335,000 4.000
09/01/2027
337,437
350,000 4.000
09/01/2028
352,785
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (BAM) (NR/AA)
567,000 5.000
09/01/2028
594,305
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding Bonds Series 2024 (BAM) (NR/AA)
$ 579,000 5.000%
09/01/2025
$ 583,251
605,000 5.000
09/01/2026
616,528
637,000 5.000
09/01/2027
659,772
700,000 5.000
09/01/2029
739,816
City of Dallas fort Worth International Airport Joint Revenue
Refunding and Improvement Bonds Series 2023B (A1/AA-)
2,000,000 5.000
11/01/2025
2,031,278
1,600,000 5.000
11/01/2026
1,656,870
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Highpoint at Wynnewood Series 2022 (Aaa/NR)
2,900,000 3.500
(b)(c)
02/01/2044
2,893,463
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
845,000 5.000
(b)(c)
09/01/2026
853,834
City of Dallas Housing Finance Corp. Multifamily Housing
RB for Rosemont At Ash Creek Apartments Series 2023
(FHA 221(D4)) FHA (Aaa/NR)
1,130,000 5.000
(b)(c)
07/01/2026
1,145,414
City of Dallas Housing Finance Corp. Multifamily Housing RB for
The Mondello Series 2024 (FHA 221(D4)) (Aaa/NR)
515,000 5.000
(b)(c)
08/01/2027
527,544
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,045,000 5.000
(b)(c)
07/01/2042
1,075,375
City of Dallas Waterworks and Sewer System Revenue Refunding
Bonds Series 2015A (Aa2/AAA)
2,510,000 5.000
10/01/2026
2,545,494
City of El Paso Water & Sewer RB Refunding Series 2015
(NR/AA)
3,030,000 5.000
03/01/2025
3,033,857
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
150,000 4.000
08/15/2025
150,307
155,000 4.000
08/15/2026
155,993
160,000 4.000
08/15/2027
161,541
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
300,000 5.000
09/01/2025
302,666
576,000 5.000
09/01/2026
589,996
606,000 5.000
09/01/2027
629,907
640,000 5.000
09/01/2028
674,426
City of Galveston Texas Wharves and Terminal First Lien RB
Series 2024A (NR/A)
740,000 5.000
08/01/2026
756,256
875,000 5.000
08/01/2027
906,740
630,000 5.000
08/01/2028
658,337
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
1,800,000 5.000
11/15/2025
1,830,900
4,560,000 5.000
11/15/2026
4,728,801
4,560,000 5.000
11/15/2027
4,813,298
1,000,000 5.000
11/15/2029
1,087,376

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Texas Public Improvement Refunding Bonds
Series 2024B (Aa3/AA)
$ 1,900,000 5.000%
03/01/2026
$ 1,944,124
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
152,000 4.125
(d)
09/01/2028
152,318
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
320,000 3.000
09/15/2025
318,977
City of Lubbock Texas General Obligation Bonds Series 2024
(NR/AA+)
1,385,000 5.000
02/15/2025
1,388,029
City of McLendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
285,000 4.000
09/15/2025
286,038
295,000 4.000
09/15/2026
297,401
305,000 4.000
09/15/2027
308,351
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
214,000 4.000
(d)
09/01/2030
213,190
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
62,000 2.500
(d)
09/01/2026
60,048
City of Princeton, Collin County Special Assessment RB, Series
2020 Arcadia Farms Public Improvement District Phases 3 and
4 Project (NR/NR)
34,000 2.875
(d)
09/01/2025
33,734
City of Princeton, Collin County Special Assessment RB, Series
2020 Winchester Public Improvement District Phase 1 and 2
Project (NR/NR)
60,000 2.750
(d)
09/01/2025
59,494
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
150,000 5.000
(d)
09/15/2028
151,897
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2020 (Aa3/A+)
10,750,000 1.750
(b)(c)
02/01/2049
10,541,001
City of San Antonio Electric and Gas Systems Fixed and Variable
Rate Junior Lien Revenue Refunding Bonds Series 2022
(Aa3/A+)
12,000,000 2.000
(b)(c)
02/01/2049
11,270,693
City of San Antonio General Improvement Bonds Series 2023
(Aaa/AAA)
5,000,000 5.000
02/01/2026
5,104,438
City of San Antonio Texas Electric and Gas Systems Revenue
Refunding Bonds New Series 2024D (Aa2/AA-)
2,595,000 5.000
02/01/2030
2,829,226
5,270,000 5.000
02/01/2031
5,820,961
City of San Antonio Texas Municipal Facilities Corporation City
Tower Renovation Project Variable Rate Lease RB Series 2021
(Aa1/AA+)
1,680,000 5.000
(b)(c)
08/01/2050
1,747,720
City of San Antonio Water System Variable Rate Junior Lien RB
Series 2013F (Aa1/AA+)
20,000,000 1.000
(b)(c)
05/01/2043
19,021,402
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clear Creek Independent School District UT Refunding Bonds
Series 2024A (PSF-GTD) (Aaa/NR)
$ 5,000,000 5.000%
02/15/2030
$ 5,479,158
5,500,000 5.000
02/15/2031
6,116,686
3,410,000 5.000
02/15/2032
3,828,723
Clifton Higher Education Finance Corp. Education Revenue
and Refunding Bonds Idea Public Schools Series 2024
(PSF-GTD) (NR/AAA)
600,000 5.000
08/15/2026
617,588
1,000,000 5.000
08/15/2027
1,047,159
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000 5.000
08/15/2026
1,029,313
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
1,970,000 5.000
02/01/2025
1,972,723
1,600,000 5.000
02/01/2026
1,634,278
Conroe Independent School District UT Refunding Bonds Series
2023A (PSF-GTD) (Aaa/AAA)
2,000,000 5.000
02/15/2026
2,043,536
2,035,000 5.000
02/15/2027
2,123,892
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
510,000 5.000
08/15/2030
541,587
390,000 5.000
08/15/2034
414,784
Crowley Independent School District UT Refunding Bonds Series
2016B (PSF-GTD) (Aaa/NR)
2,550,000 5.000
(a)
08/01/2025
2,577,918
Cypress Fairbanks Independent School District UT Refunding
Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
8,645,000 4.000
02/15/2034
8,640,131
Cypress-Fairbanks Independent School District A Political
Subdivision of The State of Texas Located in Harris
County Texas UT School Building Bonds Series 2024B
(PSF-GTD) (Aaa/AAA)
1,500,000 5.000
02/15/2031
1,660,227
1,750,000 5.000
02/15/2032
1,955,396
Dallas County Flood Control District No. 1 Unlimited Tax GO
Refunding Bonds Series 2015 (NR/NR)
3,250,000 5.000
(d)
04/01/2032
3,186,303
Denton County Permanent Improvement Refunding Bonds Series
2016 (Aaa/AAA)
2,000,000 4.000
07/15/2033
2,003,810
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/AAA)
1,525,000 4.000
(b)(c)
08/01/2050
1,550,269
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
130,000 5.000
09/15/2025
130,527
620,000 5.000
09/15/2026
626,980
El Paso County Hospital District El Paso County Texas GO
Refunding Bonds Series 2024 (AGC) (NR/AA)
1,000,000 5.000
08/15/2026
1,029,595
1,225,000 5.000
08/15/2027
1,280,619
1,105,000 5.000
08/15/2028
1,171,588

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
El Paso Independent School District Variable Rate Maintenance
Tax Notes Series 2020 (Aa2/NR)
$ 1,750,000 5.000%
(b)(c)
02/01/2040
$ 1,778,649
Fort Bend Independent School District GO Bonds Series 2020 B
(PSF-GTD) (NR/AAA)
5,890,000 0.875
(b)(c)
08/01/2050
5,796,453
Goose Creek Consolidated Independent School District GO Bonds
RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000 0.600
(b)(c)
02/15/2035
3,828,819
Grayson County Junior College District GO Bonds Series 2024
(Aa2/NR)
340,000 5.000
02/15/2030
369,762
445,000 5.000
02/15/2031
490,254
520,000 5.000
02/15/2032
579,018
Hale Center Education Facilities Corp. Revenue Improvement and
Revenue Refunding Bonds Series 2022 (NR/BBB+)
475,000 5.000
03/01/2025
475,539
675,000 5.000
03/01/2026
681,810
990,000 5.000
03/01/2027
1,009,382
Harlandale Independent School District UT Refunding Bonds
Series 2015A (PSF-GTD) (NR/AAA)
4,130,000 4.000
(a)
08/15/2025
4,150,537
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Obligated Group Series
2019 B (A1/AA-)
8,940,000 0.900
(b)(c)
05/15/2050
8,818,416
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000 5.000
05/15/2030
1,675,789
Harris County Texas Permanent Improvement Tax and Revenue
Certificates of Obligation Series 2024 (Aaa/NR)
1,380,000 5.000
09/15/2026
1,428,662
1,760,000 5.000
09/15/2027
1,856,510
Harris County Texas UT Road Refunding Bonds Series 2024A
(Aaa/NR)
1,050,000 5.000
09/15/2026
1,087,025
1,445,000 5.000
09/15/2027
1,524,237
Harris County Toll Road Senior Lien Revenue Refunding Bonds,
Series 2016A (Aa1/NR)
3,010,000 5.000
08/15/2026
3,108,361
Hidalgo County Drainage District No. 1 UT Improvement Bonds
Series 2023 (Aa2/AA-)
3,000,000 5.000
09/01/2025
3,033,262
Houston Housing Finance Corp. Multifamily Housing RB Cordova
Apartments Series 2024 (Aaa/NR)
2,650,000 3.650
(b)(c)
02/01/2048
2,659,901
Houston Water & Sewer System Junior Lien Revenue Refunding
Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000 0.000
(g)
12/01/2026
5,402,995
Jacksboro Independent School District Adjustable Rate UT School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000 4.000
(b)(c)
02/15/2048
2,529,555
Jim Hogg County Independent School District UT Refunding
Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000 5.000
08/15/2026
525,929
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
2,825,000 5.000
(b)(c)
02/01/2044
2,942,848
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
$ 205,000 5.000%
09/01/2029
$ 216,340
260,000 5.000
09/01/2033
276,860
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
385,000 5.000
09/01/2029
406,385
465,000 5.000
09/01/2033
494,872
Klein Independent School District UT Refunding Bonds Series
2016A (PSF-GTD) (Aaa/AAA)
2,805,000 4.000
08/01/2034
2,807,153
Laredo Independent School District A Political Subdivision of
The State of Texas Located In Webb County UnLT Refunding
Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000 5.000
08/01/2027
1,313,488
Laredo Independent School District UT Refunding Bonds Series
2023 (AGM) (NR/AA)
350,000 5.000
08/01/2025
354,063
360,000 5.000
08/01/2026
369,954
735,000 5.000
08/01/2027
766,990
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,025,000 5.000
08/15/2027
1,076,505
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,615,000 5.000
11/01/2026
3,690,958
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2019 (NR/A)
4,400,000 5.000
05/15/2027
4,588,914
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2022A (NR/A)
250,000 5.000
05/15/2025
251,643
1,000,000 5.000
05/15/2026
1,024,484
680,000 5.000
05/15/2027
709,196
Mansfield Independent School District Unlimited Tax School
Building Bonds Series 2015 (PSF-GTD) (Aaa/NR)
3,145,000 5.000
(a)
02/15/2025
3,151,636
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/BBB+)
1,875,000 4.250
05/01/2030
1,912,517
Montgomery Independent School District A Political Subdivision
of The State of Texas Located In Montgomery County
Texas Unlimited Tax Refunding Bonds Series 2024A
(PSF-GTD) (Aaa/NR)
2,240,000 5.000
02/15/2031
2,487,190
1,675,000 5.000
02/15/2032
1,882,957
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
225,000 4.000
(d)
08/15/2029
220,947
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2015B (Aa3/AA-)
3,065,000 5.000
01/01/2029
3,065,000
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2023A (Aa3/AA-)
6,500,000 5.000
01/01/2026
6,628,410

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority System Revenue Refunding Bonds
Second Tier Bonds Series 2024B (A1/A+)
$ 5,000,000 5.000%
01/01/2032
$ 5,563,140
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,470,000 3.450
(b)(c)
08/01/2054
5,477,435
Northside Independent School District Variable Rate UT School
Building Bonds Series 2020 (PSF-GTD) (Aaa/NR)
32,150,000 0.700
(b)(c)
06/01/2050
31,669,808
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
3,980,000 3.000
(b)(c)
08/01/2053
3,948,961
Pasadena Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
200,000 5.000
02/15/2026
204,487
225,000 5.000
02/15/2027
234,451
Pasadena Independent School District Variable Rate UT School
Building Bonds (PSF-GTD) (Aaa/AAA)
14,250,000 3.230
(b)(c)
02/15/2044
14,166,875
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
1,515,000 4.000
(b)(c)
02/15/2050
1,522,330
Ponder Independent School District Texas Denton County
Adjustable Rate UT School Building Bonds Series 2021
(PSF-GTD) (NR/AAA)
1,800,000 4.000
(b)(c)
02/15/2051
1,829,373
Port Arthur Independent School District Unlimited Tax School
Building Bonds Series 2015A (PSF-GTD) (Aaa/NR)
5,995,000 5.000
(a)
02/15/2025
6,007,284
Port of Houston Authority of Harris County First Lien RB Series
2023 (NON-AMT) (Aa3/AA+)
950,000 5.000
10/01/2025
963,407
700,000 5.000
10/01/2026
723,896
Pottsboro Independent School District A Political Subdivision
of The State of Texas Located In Grayson County Texas
Adjustable Rate UT School Building Bonds Series 2022
(PSF-GTD) (NR/AAA)
1,910,000 4.000
(b)(c)
02/15/2052
1,947,763
Princeton Independent School District UT School Building Bonds
Series 2015 (PSF-GTD) (Aaa/NR)
8,200,000 5.000
(a)
02/15/2025
8,216,803
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000 4.000
(b)(c)
02/15/2050
1,887,008
Prosper Independent School District Unlimited Tax School
Building Bonds Series 2021A (PSF-GTD) (Aaa/NR)
950,000 5.000
02/15/2026
971,736
San Antonio Housing Trust Public Facility Corporation
Multifamily Housing RB Palladium San Antonio Series 2024
(Aaa/NR) (PUTABLE)
1,065,000 3.450
(b)(c)
07/01/2029
1,064,727
San Antonio Housing Trust Public Facility Corporation Multifamily
Housing RB Residences At Pearsall Park Series 2024B
(Aaa/NR)
2,000,000 3.190
(b)(c)
10/01/2028
1,973,097
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Smha Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(Aaa/NR) (PUTABLE)
$ 2,630,000 3.700%
(b)(c)
07/01/2028
$ 2,643,674
Spring Branch Independent School District UT Schoolhouse Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
1,230,000 5.000
02/01/2026
1,255,692
1,000,000 5.000
02/01/2027
1,041,863
State of Texas College Student Loan GO Bonds Series 2016
(Aaa/AAA)
4,275,000 5.500
08/01/2027
4,428,616
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aaa/NR)
2,555,000 3.350
(b)(c)
03/01/2046
2,544,237
Tarrant County Cultural Education Facilities Finance Corp.
Hospital RB for Baylor Scott & White Health Project Series
2022E (Aa3/AA-)
4,045,000 5.000
(b)(c)
11/15/2052
4,125,574
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A1/NR)
525,000 5.000
07/01/2026
537,986
800,000 5.000
07/01/2027
833,643
1,000,000 5.000
07/01/2028
1,058,012
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
495,000 5.000
10/01/2025
499,686
Tarrant County Housing Finance Corporation Multifamily Housing
RB The Meridian Apartments Series 2024B (Aaa/NR)
1,000,000 5.000
(b)(c)
09/01/2028
1,038,112
Texas Department of Housing and Community Affairs Multifamily
Housing RB Palladium E Lancaster Avenue Series 2024
(Aaa/NR) (PUTABLE)
10,000,000 3.125
(b)(c)
08/01/2029
9,920,144
Texas Department of Housing and Community Affairs Multifamily
Housing RB Palladium Old FM 471 W Series 2024
(Aaa/NR) (PUTABLE)
5,000,000 3.050
(b)(c)
09/01/2029
4,919,390
Texas Department of Housing and Community Affairs Multifamily
Housing Revenue Notes for Aspen Park Series 2023 (Aaa/NR)
3,335,000 5.000
(b)(c)
03/01/2041
3,343,457
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD LIBOR + 0.70%)
3,680,000 3.796
(f)
12/15/2026
3,678,749
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
5,080,000 4.170
(f)
09/15/2027
5,033,920
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
335,000 5.000
12/15/2025
338,310
Texas Municipal Gas Acquisition and Supply Corp. II RB for
LIBOR Index Rate Series 2012 C (A1/A)
(3M USD LIBOR + 0.86%)
73,910,000 3.739
(f)
09/15/2027
73,965,691

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
$ 2,920,000 5.000%
12/31/2032
$ 3,094,403
Texas Public Finance Authority Revenue Financing System Bonds
for Southern University Series 2023 (BAM) (NR/AA)
480,000 5.000
05/01/2025
482,144
500,000 5.000
05/01/2026
509,213
620,000 5.000
05/01/2027
641,506
640,000 5.000
05/01/2028
670,123
Texas State Affordable Housing Corp. Multifamily Housing
RB for Eden Court Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR)
1,360,000 5.000
(b)(c)
04/01/2043
1,375,269
Texas State Affordable Housing Corp. Multifamily Housing RB for
Norman Commons Project Series 2023 (Aaa/NR)
2,200,000 3.625
(b)(c)
01/01/2045
2,204,814
Texas State Technical College System Revenue Financing System
Improvement Bonds Series 2022A (AGM) (A1/AA)
1,450,000 5.000
08/01/2025
1,465,438
1,750,000 5.000
08/01/2026
1,802,856
1,300,000 5.000
08/01/2027
1,364,021
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
2,150,000 5.000
(b)(c)
08/15/2042
2,283,703
Texas Transportation Commission State Highway Fund First Tier
RB Series 2016-B (Aaa/AAA)
46,000,000 0.560
04/01/2026
43,786,167
Texas Water Development Board State Revolving Fund RB New
Series 2020 (NR/AAA)
2,700,000 5.000
08/01/2026
2,784,554
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,300,000 5.000
04/15/2025
1,306,850
1,625,000 5.000
10/15/2025
1,649,631
1,265,000 5.000
04/15/2026
1,296,985
1,850,000 5.000
10/15/2026
1,915,757
1,200,000 5.000
04/15/2027
1,252,689
1,450,000 5.000
10/15/2027
1,527,423
The Mesquite Housing Finance Corporation Multifamily
Housing RB Palladium Carver Living Series 2024
(Aaa/NR) (PUTABLE)
5,000,000 3.350
(b)(c)
08/01/2029
4,990,211
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR) (NR/NR)
100,000 2.375
(d)
09/01/2026
95,431
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
607,000 4.250
(e)
09/01/2031
603,824
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
159,000 4.375
(d)
09/01/2027
159,118
University of Houston Board of Regents System Consolidated
Revenue Refunding Bonds Series 2017C (Aa2/AA)
10,000,000 4.000
02/15/2033
10,061,252
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
University of Texas System Revenue Financing System RB
Refunding Series 2017 C (Aaa/AAA)
$ 2,815,000 5.000%
08/15/2026
$ 2,904,888
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa2/AA)
185,000 5.500
08/15/2025
186,970
195,000 5.500
08/15/2026
200,313
210,000 5.500
08/15/2027
218,936
220,000 5.500
08/15/2028
232,595
230,000 5.500
08/15/2029
245,932
245,000 5.500
08/15/2030
265,109
255,000 5.500
08/15/2031
278,656
270,000 5.000
08/15/2032
285,966
285,000 5.000
08/15/2033
301,325
300,000 5.000
08/15/2034
316,297
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
475,000 5.000
08/15/2025
478,618
280,000 5.000
08/15/2026
285,450
325,000 5.000
08/15/2029
340,696
Westside 211 Special Improvement District Limited Ad Valorem
Tax and Subordinate Lien Sales and Use Tax Road Bonds,
Series 2021 (Baa3/NR)
285,000 2.000
08/15/2028
260,198
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
85,000 5.000
08/15/2025
85,525
90,000 5.000
08/15/2026
91,106
90,000 5.000
08/15/2027
92,086
95,000 5.000
08/15/2028
97,554
100,000 5.000
08/15/2029
103,040
110,000 5.000
08/15/2030
113,643
115,000 5.000
08/15/2031
118,662
120,000 5.000
08/15/2032
123,408
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
270,000 2.000
08/15/2026
258,983
Williamson County Texas Unlimited Tax Road Bonds Limited Tax
Notes Series 2024 (NR/AAA)
13,740,000 5.000
02/15/2027
14,303,666
Wise County Texas Tax Notes Series 2024 (NR/AA+)
550,000 5.000
02/15/2026
560,447
575,000 5.000
02/15/2027
596,163
550,000 5.000
02/15/2028
580,098
600,440,965
Utah - 0.3%
Salt Lake City International Airport RB Series 2018A
(AMT) (A2/A+)
1,000,000 5.000
07/01/2029
1,039,091
Salt Lake City International Airport RB Series 2021A (A2/A+)
2,500,000 5.000
07/01/2027
2,580,510
7,420,000 5.000
07/01/2028
7,736,522
Utah Housing Corp. Multifamily Housing RB Series 2024
(Aaa/NR)
1,435,000 3.700
(b)(c)
08/01/2043
1,440,643

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Utah Telecommunication Open Infrastructure Agency Sales Tax &
Telecommunication Revenue Refunding Bonds Series 2022
(NR/AA-)
$ 250,000 5.000%
06/01/2025
$ 251,611
250,000 5.000
06/01/2026
255,683
300,000 5.000
06/01/2027
312,577
13,616,637
Virginia - 1.9%
Chesapeake Redevelopment and Housing Authority Multifamily
Housing RB Hunters Point Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
3,450,000 5.000
(b)(c)
05/01/2043
3,528,247
City of Bristol GO Bond Anticipation Notes Series 2023
(ST AID WITHHLDG) (A2/A+)
3,750,000 5.000
09/01/2027
3,789,449
Commonwealth of Virginia Commonwealth Transportation Board
Capital Projects RB Series 2016 (Aa1/AA+)
9,355,000 4.000
05/15/2032
9,437,509
Economic Development Authority of Isle of Wight County
Health System RB for Riverside Health System Series 2023
(AGM) (NR/AA)
500,000 5.000
07/01/2026
512,368
500,000 5.000
07/01/2027
520,443
500,000 5.000
07/01/2028
528,194
Economic Development Authority of The City of Winchester
Virginia RB Valley Health System Obligated Group Series
2024A (A1/A+)
800,000 5.000
01/01/2027
828,660
275,000 5.000
01/01/2028
289,095
Economic Development Authority of The County of Spotsylvania
Public Facilities Refunding RB Series 2021 (NR/AA+)
2,960,000 5.000
06/01/2026
3,043,787
Economic Development Authority of The County of Spotsylvania
Virginia Public Facilities Revenue Refunding Bonds Series
2021 (NR/AA+)
2,000,000 5.000
06/01/2027
2,098,055
Fairfax County Public Improvement Bonds Series 2022A
(ST AID WITHHLDG) (Aaa/AAA)
2,500,000 4.000
10/01/2025
2,520,369
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aaa/NR)
5,400,000 5.000
(b)(c)
01/01/2045
5,558,067
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (NR/NR)
14,325,000 5.000
07/01/2026
14,756,058
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
4,225,000 5.000
(b)(c)
07/01/2053
4,512,471
Louisa Industrial Development Authority RB Virginia Electric and
Power Co. Series 2008 B (A2/BBB+) (PUTABLE)
2,500,000 0.750
(b)(c)
11/01/2035
2,426,701
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
125,000 5.000
(b)(c)
05/01/2043
127,540
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia College Building Authority Virginia Educational Facilities
Revenue Refunding Bonds Public Higher Education Financing
Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
$ 10,545,000 3.000%
09/01/2026
$ 10,493,807
Virginia Housing Development Authority Rental Housing Bonds
2018 Series E-NON-AMT (Aa1/AA+)
10,506,203 0.670
03/01/2025
10,450,584
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
2,730,000 3.950
06/01/2029
2,742,741
Virginia Port Authority Port Facilities RB Refunding Series 2015 A
(AMT) (NR/NR)
2,000,000 5.000
(a)
07/01/2025
2,014,246
Virginia Small Business Financing Authority RB Refunding
National Senior Campuses, Inc. Obligated Group Series 2020
A (NR/NR)
895,000 5.000
01/01/2025
895,000
Wise County IDA Solid Waste & Sewage Disposal RB Series
2009A (A2/BBB+) (PUTABLE)
12,500,000 0.750
(b)(c)
10/01/2040
12,133,506
93,206,897
Washington - 3.3%
City of Seattle Limited Tax GO Improvement & Refunding Bonds
Series 2015 A (Aaa/AAA)
5,000,000 5.000
06/01/2026
5,036,833
City of Seattle Municipal Light & Power Refunding RB 2021
Series B (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000 3.870
(c)(f)
05/01/2045
9,841,688
Energy Northwest Project 1 Electric Revenue Refunding Bonds
Series 2024-B (Aa1/AA-)
4,455,000 5.000
07/01/2026
4,587,662
4,230,000 5.000
07/01/2027
4,439,459
Issaquah School District UT GO Refunding Bonds Series 2022
(SCH BD GTY) (Aaa/AA+)
960,000 5.000
12/01/2025
977,720
1,975,000 5.000
12/01/2026
2,053,682
1,500,000 4.000
12/01/2027
1,546,985
King County Housing Authority RB Refunding Series 2020
(NR/AA)
280,000 3.000
06/01/2025
279,202
King County Junior Lien Sewer Revenue Refunding Bonds 2021
Series A (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000 3.850
(c)(f)
01/01/2040
11,138,498
Northshore School District No. 417 King and Snohomish Counties
Washington UnLT General Obligation and Refunding Bonds
2024 (SCH BD GTY) (Aaa/NR)
3,500,000 5.000
12/01/2026
3,634,791
Port of Seattle Intermediate Lien Private Activity Revenue and
Refunding Bonds 2022B (AMT) (A1/AA-)
7,770,000 5.000
08/01/2027
8,039,720
Port of Seattle Intermediate Lien RB 2017C (AMT) (A1/AA-)
4,000,000 5.000
05/01/2029
4,116,393
Port of Seattle Intermediate Lien RB 2017D (AMT) (A1/AA-)
4,300,000 5.000
05/01/2027
4,434,824
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (A1/AA-)
2,295,000 5.000
07/01/2026
2,340,980

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (A1/AA-) – (continued)
$ 4,860,000 5.000%
07/01/2027
$ 5,023,439
3,565,000 5.000
07/01/2028
3,730,123
2,700,000 5.000
07/01/2029
2,844,617
Public Utility District No. 1 of Klickitat County Washington
Electric System Revenue Refunding Bonds Series 2025
(AGC) (A1/AA)
800,000 5.000
(e)
12/01/2026
822,690
1,500,000 5.000
(e)
12/01/2032
1,649,541
1,345,000 5.000
(e)
12/01/2033
1,485,203
1,350,000 5.000
(e)
12/01/2034
1,494,710
Public Utility District No.2 of Grant County Electric System
Revenue Refunding Bonds Series 2023-U (NR/AA+)
10,000,000 4.000
01/01/2026
10,081,364
State of Washington GO Bonds Various Purpose Series 2017D
(Aaa/AA+)
7,835,000 5.000
02/01/2025
7,846,889
State of Washington Motor Vehicle Fuel Tax GO Bonds Series
2005C (AMBAC) (Aaa/AA+)
1,450,000 0.000
(g)
06/01/2026
1,385,139
State of Washington Various Purpose GO Bonds Series 2022A
(Aaa/AA+)
5,885,000 5.000
08/01/2027
6,191,877
State of Washington Various Purpose GO Bonds Series R-2023A
(Aaa/AA+)
12,425,000 5.000
08/01/2026
12,833,581
State of Washington Various Purpose GO Refunding Bonds Series
R-2022C (Aaa/AA+)
3,300,000 4.000
07/01/2026
3,354,649
University Of Washington General Revenue Refunding Term Rate
Bonds Series 2022C (Aaa/AA+)
7,500,000 4.000
(b)(c)
05/01/2048
7,608,563
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (A3/A-)
1,300,000 5.000
08/01/2025
1,311,967
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-2 (A3/A-)
3,260,000 5.000
08/01/2025
3,290,009
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019B-2 (A3/A-)
4,020,000 5.000
(b)(c)
08/01/2049
4,029,391
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
4,200,000 4.000
07/01/2031
4,239,597
Washington State Housing Finance Commission Multifamily
Housing RB Camas Flats Apartments Project Series 2024B
(Aaa/NR)
1,200,000 5.000
(b)(c)
02/01/2028
1,236,539
Washington State Housing Finance Commission Multifamily
Housing RB for Ardea at Totem Lake Apartments Project
Series 2023 (Aaa/NR)
3,800,000 5.000
(b)(c)
12/01/2043
3,878,161
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Tax Exempt Fixed Rate
Bonds for Emerald Heights Project Series 2023A (NR/NR)
350,000 5.000
07/01/2025
351,712
285,000 5.000
07/01/2026
289,370
350,000 5.000
07/01/2027
359,544
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Tax Exempt Fixed
Rate Bonds for Emerald Heights Project Series 2023A
(NR/NR) – (continued)
$ 555,000 5.000%
07/01/2028
$ 576,187
Washington State Housing Finance Commission Nonprofit
Refunding RB for Seattle Academy of Arts & Sciences Project
Series 2023 (NR/BBB)
260,000 5.000
(d)
07/01/2028
268,868
740,000 5.125
(d)
07/01/2033
789,823
Washington State University General Revenue Refunding Bonds
2025 (Delayed Delivery) (Aa3/A+)
1,760,000 5.000
(e)
04/01/2028
1,861,615
2,550,000 5.000
(e)
04/01/2029
2,738,072
2,000,000 5.000
(e)
04/01/2030
2,177,187
2,000,000 5.000
(e)
04/01/2031
2,207,130
2,080,000 5.000
(e)
04/01/2032
2,314,018
160,740,012
West Virginia - 0.5%
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB Series 2010A
(Baa1/BBB+) (PUTABLE)
4,645,000 0.625
(b)(c)
12/01/2038
4,456,439
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB Series 2011A
(Baa1/BBB+) (PUTABLE)
5,650,000 1.000
(b)(c)
01/01/2041
5,506,885
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
10,850,000 3.000
(b)(c)
06/01/2037
10,597,587
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
2,675,000 4.700
(b)(c)
04/01/2036
2,695,690
23,256,601
Wisconsin - 1.4%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5
(NR/A-)
315,000 4.000
04/01/2028
317,692
170,000 4.000
04/01/2029
171,431
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N3 (AGM) (NR/AA)
2,110,000 5.000
04/01/2026
2,153,315
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N7 (BAM) (NR/AA)
765,000 5.000
04/01/2026
780,704
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2023 N3 (AGM) (NR/AA)
1,345,000 5.000
04/01/2026
1,372,611
1,350,000 5.000
04/01/2027
1,402,898
Columbia County GO Promissory Notes Series 2024A (Aa1/NR)
1,500,000 5.000
02/01/2030
1,636,866
4,300,000 5.000
02/01/2031
4,759,597
4,500,000 5.000
02/01/2032
5,041,322

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
County of Dane GO Bonds Series 2020 A (NR/AAA)
$ 3,290,000 2.000%
04/01/2026
$ 3,209,196
Milwaukee County GO North Shop Promissory Notes Series
2024B (Aa3/AA)
735,000 5.000
08/01/2030
800,438
Oak Creek-Franklin Joint School District GO School Building
Bonds Series 2015A (Aa2/AA)
5,745,000 3.750
(a)
04/01/2025
5,752,820
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,925,000 4.000
01/01/2026
1,921,737
2,000,000 4.000
01/01/2027
1,996,416
1,720,000 4.000
01/01/2028
1,715,989
1,790,000 4.000
01/01/2029
1,783,297
University of Wisconsin Hospitals and Clinics Authority RB Series
2024AB (Aa3/AA-)
1,200,000 5.000
04/01/2027
1,250,498
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000 4.500
06/01/2027
5,280,538
Wisconsin Health & Educational Facilities Authority RB for
Advocate Aurora Health Credit Group Series 2018C-3
(Aa3/AA)
625,000 5.000
(b)(c)
08/15/2054
639,126
Wisconsin Health & Educational Facilities Authority RB Series
2018C-4 (Aa3/AA)
3,400,000 5.000
(b)(c)
08/15/2054
3,632,612
Wisconsin Health & Educational Facilities Authority RB Series
2020 for Hmong American Peace Academy (NR/BBB)
125,000 4.000
03/15/2025
125,012
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
4,250,000 5.000
(d)
08/01/2027
4,321,141
Wisconsin Health and Educational Facilities Authority RB Series
2018B-2 Advocate Aurora Health Credit Group (Aa3/AA)
2,500,000 5.000
(b)(c)
08/15/2054
2,556,504
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000 3.800
(c)(f)
08/15/2054
3,272,072
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/BBB)
10,000,000 5.000
02/15/2029
10,511,616
Wisconsin Housing and Economic Development Authority
Multifamily Housing Bonds The Intersect Project 2024 Series
I (Aaa/NR)
2,250,000 5.000
(b)(c)
11/01/2058
2,321,253
68,726,701
TOTAL MUNICIPAL BONDS
(Cost $4,839,768,168)
4,834,320,291
TOTAL INVESTMENTS - 99.2%
(Cost $4,839,768,168)
$ 4,834,320,291
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.8%
41,388,285
NET ASSETS - 100.0%
$ 4,875,708,576
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b) Variable Rate Demand Instruments – rate shown is that
which is in effect on December 31, 2024. Certain variable
rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2024.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) When-issued security.
(f) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.
(g) Issued with a zero coupon. Income is recognized through the accretion of discount.
(h) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(i) Zero coupon bond until next reset date.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC-ICC - American General Contractors-Interstate Commerce
Commission
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
CNTY GTD - County Guaranteed
COPS - Certificates of Participation
FGIC - Insured by Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
RMKT - Remarketed
SCH BD
GTY
-
School Bond Guaranty

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Investment Abbreviations: (continued)
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating

Goldman Sachs Municipal Funds
Schedule of Investments
December 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions
(“Lenders”). The Funds’ investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Funds having a direct contractual relationship with the borrower, and the Funds may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts.
Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:
Dynamic Municipal Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Bank Loans $ — $ — $ 62,535
Corporate Bond — 6,915,020 26,899,820
Municipal Bond — 10,511,272,720 998,400
Total
$ — $ 10,518,187,740 $ 27,960,755
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(a)
$ 4,582,121 $ — $ —
€ 1.00 € 1.00 € 1.00
High Yield Municipal Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Bank Loans $ — $ — $ 203,273
Corporate Bond — 21,685,767 51,027,925
Municipal Bond — 11,436,362,752 3,227,400
Total
$ — $ 11,458,048,519 $ 54,458,598
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which included the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Derivative Type
Assets
Futures Contracts
(a)
$ 5,052,190 $ — $ —
€ 1.00 € 1.00 € 1.00
Municipal Income Completion Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 73,667 $ 1,192,427
Municipal Bond — 225,960,785 —
Total
$ — $ 226,034,452 $ 1,192,427
€ 1.00 € 1.00 € 1.00
Short Duration Tax-Free Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 4,834,320,291 $ —
Total
$ — $ 4,834,320,291 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes to monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
December 31, 2024 (Unaudited)
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.
State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income,
NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect a
Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)